                          PROSPECTUS DATED MAY 1, 2008
                                       FOR
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
                 NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY
           (FORMERLY LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY AND
                 LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                          51 MADISON AVENUE, ROOM 251,
                            NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity policies issued by New York Life Insurance and Annuity Corporation (NYLIAC). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

     NYLIAC will apply a Credit to your premium payments. (See "CREDIT.") Fees and charges for a policy with a Credit may be higher than those for other policies and, over time, the amount of the Credit may be more than offset by those higher charges.

     NYLIAC offers an individual single premium version of the policies in the States of Alabama, Maryland, Massachusetts, New Jersey, New York, Oregon, South Carolina and Washington. Appendix 1 of this Prospectus modifies the May 1, 2008 Prospectus for the policies to describe the single premium version of the policies. The principal differences between the single premium version and the flexible premium version of the policies are as follows. Under the single premium policies:

     1) You can only make one premium payment;
     2) There is a different surrender charge schedule; and
     3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies.

     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account, one of Our Dollar Cost Averaging programs, and the variable Investment Divisions listed below.

  -  MainStay VP Balanced--Service Class
  -  MainStay VP Bond
  -  MainStay VP Capital Appreciation
  -  MainStay VP Cash Management
  -  MainStay VP Common Stock
  -  MainStay VP Conservative Allocation--Service
       Class
  -  MainStay VP Convertible
  -  MainStay VP Developing Growth
  -  MainStay VP Floating Rate--Service Class
  -  MainStay VP Government
  -  MainStay VP Growth Allocation--Service Class
  -  MainStay VP High Yield Corporate Bond
  -  MainStay VP ICAP Select Equity
  -  MainStay VP International Equity
  -  MainStay VP Large Cap Growth
  -  MainStay VP Mid Cap Core
  -  MainStay VP Mid Cap Growth
  -  MainStay VP Mid Cap Value
  -  MainStay VP Moderate Allocation--Service
       Class
  -  MainStay VP Moderate Growth
       Allocation--Service Class
  -  MainStay VP S&P 500 Index
  -  MainStay VP Small Cap Growth
  -  MainStay VP Total Return
  -  MainStay VP Value*
  -  Alger American SmallCap Growth
       (formerly Alger American Small
       Capitalization)
  -  CVS Calvert Social Balanced Portfolio
  -  Columbia Small Cap Value Fund, Variable
       Series--Class B
  -  Dreyfus IP Technology Growth
  -  Fidelity(R) VIP Contrafund(R)
  -  Fidelity(R) VIP Equity-Income
  -  Fidelity(R) VIP Mid Cap--Service Class 2
  -  Janus Aspen Series Balanced
  -  Janus Aspen Series Worldwide Growth
  -  MFS(R) Investors Trust Series
  -  MFS(R) Research Series
  -  MFS(R) Utilities Series--Service Class
  -  Neuberger Berman AMT Mid-Cap Growth
       Portfolio--Class S
  -  Royce Micro-Cap Portfolio--Investment Class
  -  Royce Small-Cap Portfolio--Investment Class
  -  T. Rowe Price Equity Income Portfolio
  -  Van Eck Worldwide Hard Assets
  -  Van Kampen UIF Emerging Markets Equity
  -  Victory VIF Diversified Stock--Class A
       Shares


* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

     SOME INVESTMENT DIVISIONS OFFERED IN NEW YORK LIFE PREMIUM PLUS POLICIES PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU. We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Universal Institutional Funds, Inc., Van Eck Worldwide Insurance Trust, and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact Us at (800) 598-2019, or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.

     To learn more about the policy, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address noted above.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS


                                          PAGE
                                          ----
DEFINITIONS.............................     3
TABLE OF FEES AND EXPENSES..............     5
QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE PREMIUM PLUS VARIABLE ANNUITY AND
  NEW YORK LIFE PREMIUM PLUS II VARIABLE
  ANNUITY...............................    27
  How Do I Contact NYLIAC?..............    31
FINANCIAL STATEMENTS....................    32
CONDENSED FINANCIAL INFORMATION.........    33
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE ACCOUNT..    40
  New York Life Insurance and Annuity
     Corporation........................    40
  The Separate Account..................    40
  The Portfolios........................    40
  Additions, Deletions, or Substitutions
     of Investments.....................    43
  Reinvestment..........................    44
THE POLICIES............................    44
  Selecting the Variable Annuity That's
     Right for You......................    44
  Qualified and Non-Qualified Policies..    46
  Policy Application and Premium
     Payments...........................    46
  Payments Returned for Insufficient
     Funds..............................    47
  Credit................................    47
  Your Right to Cancel ("Free Look")....    48
  Issue Ages............................    48
  Transfers.............................    48
  Limits on Transfers...................    49
  Virtual Service Center and Interactive
     Voice Response System..............    51
  Dollar Cost Averaging Programs........    52
     (a) Traditional Dollar Cost
         Averaging......................    52
     (b) The DCA Advantage Plan.........    53
  Automatic Asset Reallocation..........    54
  Interest Sweep........................    54
  Accumulation Period...................    55
     (a) Crediting of Premium
         Payments.......................    55
     (b) Valuation of Accumulation
         Units..........................    55
  Riders................................    55
     (a) Living Needs Benefit Rider.....    55
     (b) Unemployment Benefit Rider.....    55
     (c) Investment Protection Plan
         Rider..........................    56
     (d) Enhanced Beneficiary Benefit
         Rider (optional)...............    57
     (e) Enhanced Spousal Continuance
         Rider (optional)...............    59
  Policyowner Inquiries.................    59
  Records and Reports...................    60
CHARGES AND DEDUCTIONS..................    60
  Surrender Charges.....................    60
  Amount of Surrender Charge............    61
  Exceptions to Surrender Charges.......    61
  Other Charges.........................    61
     (a) Separate Account Charge........    61
     (b) Policy Service Charge..........    62
     (c) Investment Protection Plan
         Rider Charge...................    62
     (d) Rider Risk Charge Adjustment...    62
     (e)  Fund Charges..................    62
     (f)  Transfer Fees.................    62
     (g)  Enhanced Beneficiary Benefit
          Rider Charge..................    62
  Group and Sponsored Arrangements......    63
  Taxes.................................    63
DISTRIBUTIONS UNDER THE POLICY..........    63
  Surrenders and Withdrawals............    63
     (a) Surrenders.....................    64
     (b) Partial Withdrawals............    64
     (c) Periodic Partial Withdrawals...    64
     (d) Hardship Withdrawals...........    65
  Required Minimum Distribution
     Option.............................    65
  Our Right to Cancel...................    65
  Annuity Commencement Date.............    65
  Death Before Annuity Commencement.....    65
  Income Payments.......................    67
     (a) Election of Income Payment
         Options........................    67
     (b) Proof of Survivorship..........    67
  Delay of Payments.....................    67
  Designation of Beneficiary............    68
  Restrictions Under Code Section
     403(b)(11).........................    68
  Loans.................................    68
THE FIXED ACCOUNT.......................    69
     (a) Interest Crediting.............    69
     (b) Transfers to Investment
         Divisions......................    70
THE DCA ADVANTAGE PLAN ACCOUNT..........    70
FEDERAL TAX MATTERS.....................    70
  Introduction..........................    70
  Taxation of Annuities in General......    71
  Qualified Policies....................    72
     (a) 403(b) Plans...................    72
     (b) Individual Retirement
         Annuities......................    73
     (c) Roth Individual Retirement
         Annuities......................    73
     (d) Inherited IRAs.................    73
     (e) SIMPLE IRAs....................    73
  Taxation of Death Benefits............    74
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS..........................    74
VOTING RIGHTS...........................    75
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION................    76
APPENDIX 1..............................   A-1



     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, the Fixed Accumulation Value, and the DCA Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

CREDIT--An amount We will apply to your Accumulation Value at the time of your premium payments. The Credit is calculated as a percentage of (each) premium payment(s) and will never be less than 2 percent (the "Credit Rate"). The Credit Rate applicable to a premium payment varies, depending on the total amount of premium payments received under the policy. The Credit Rate schedule as of the date of this prospectus is described in the section entitled "Credit." With notice to you, in Our sole discretion, We may change both the Credit Rates and the total premium payment brackets applicable to future premium payments under this policy.(1)

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN ACCOUNT--The 6-month DCA account used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Account.

DOLLAR COST AVERAGING (DCA) ACCUMULATION VALUE--The sum of premium payments and any Credits allocated to the DCA Advantage Plan Account, plus interest credited on those premium payments and any Credits, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS (PORTFOLIOS)--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and any Credits and transfers allocated to the Fixed Account, plus interest credited on those premium payments and any Credits and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.


----------
1 For single premium policies, this definition is modified as indicated in Appendix 1 of this Prospectus.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 16 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY."

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.(1)

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.


----------
1 For single premium policies, this definition is modified as indicated in Appendix 1 of this Prospectus.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

The New York Life Premium Plus II Variable Annuity became available for sale in the following jurisdictions as follows: Alaska, Arizona, Arkansas, Colorado, Washington DC, Delaware, Georgia, Indiana, Kansas, Michigan, Mississippi, Missouri, Nebraska, Nevada, New Hampshire, North Dakota, Ohio, Oklahoma, Rhode Island, South Dakota, Tennessee, West Virginia, Wisconsin and Wyoming on June 2, 2003; Hawaii, Idaho, Illinois, Kentucky and Montana on March 1, 2004; Florida, Maine and Vermont on May 1, 2004, Alabama on July 1, 2004; Louisiana, Maryland and New Mexico on August 1, 2004; Connecticut on October 1, 2004; Virginia on March 1, 2005 and New York on May 1, 2005.

                        POLICYOWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------------------------
                                                                NEW YORK LIFE       NEW YORK LIFE
                                                                PREMIUM PLUS       PREMIUM PLUS II
                                                              VARIABLE ANNUITY    VARIABLE ANNUITY
--------------------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE as a                8.00%               8.00%
  percentage of the amount withdrawn(1)
CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each                 $30                 $30
  transfer over 12 in a Policy Year (currently no charge
  for the first 12 transfers in a Policy Year).


(1) In Payment Years 4 and beyond, the percentage applied to calculate the maximum Surrender Charge is reduced as follows: 7% during Payment Year 4; 6% during Payment Year 5; 5% during Payment Year 6; 4% during Payment Year 7; 3% during Payment Year 8; and 0% thereafter. In some states, the percentages applied to calculate the maximum Surrender Charge are modified as indicated in Appendix 1 of this Prospectus.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

--------------------------------------------------------------------------------------------------
                                                                NEW YORK LIFE       NEW YORK LIFE
                                                                PREMIUM PLUS       PREMIUM PLUS II
                                                              VARIABLE ANNUITY    VARIABLE ANNUITY
--------------------------------------------------------------------------------------------------
Annual Policy Service Charge (for policies with less than            $30                 $30
$100,000 Accumulation Value)
CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL              1.60%               1.75%
EXPENSES CHARGE (calculated as an annualized percentage of
the daily average Variable Accumulation Value, including
mortality and expense risk and administrative fees).

                             OPTIONAL RIDER CHARGES

--------------------------------------------------------------------------------------------------
                                                                NEW YORK LIFE       NEW YORK LIFE
                                                                PREMIUM PLUS       PREMIUM PLUS II
                                                              VARIABLE ANNUITY    VARIABLE ANNUITY
--------------------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER               1.00%               1.00%
  CHARGE (calculated as an annualized percentage of the
  amount that is guaranteed under this rider, deducted on a
  quarterly basis).

     Current Investment Protection Plan Rider Charge                0.45%               0.45%

  GUARANTEED MAXIMUM RIDER RISK CHARGE ADJUSTMENT (one-time         2.00%               2.00%
  charge for cancellation of the Investment Protection Plan
  Rider; calculated as an annualized percentage of the
  amount that is guaranteed under the Investment Protection
  Plan Rider; please contact your Registered Representative
  to determine the percentage We are currently charging
  before you select this feature).

  GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER             1.00%               1.00%
  CHARGE (calculated as an annualized percentage of the
  policy's Accumulation Value, deducted on a quarterly
  basis).

     Current Enhanced Beneficiary Benefit Rider Charge              0.30%               0.30%


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)

---------------------------------------------------------------------------------------

                                                   MINIMUM                MAXIMUM

---------------------------------------------------------------------------------------
For policies purchased on or after June
2, 2003: Expenses that are deducted from
the Investment Division assets, including
management fees, 12b-1 fees,                        0.49%                  1.93%
administration fees and other expenses as
of 12/31/07.

For policies purchased prior to June 2,
2003: Expenses that are deducted from the
Investment Division assets, including
management fees, 12b-1 fees,                        0.33%                  1.58%
administration fees and other expenses as
of 12/31/07.


 (#) Shown as a percentage of average net assets for the fiscal year ended
     12/31/2007. The Fund or its agents provided the fees and charges that are based on 2007 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                     ESTIMATED
                                                                                                    UNDERLYING     TOTAL FUND
                                              ADVISORY   ADMINISTRATION      12B-1       OTHER    PORTFOLIO FEES     ANNUAL
                    FUND                         FEE           FEE        FEES(sec.)   EXPENSES    AND EXPENSES     EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
MainStay VP Conservative
Allocation -- Service Class                     0.00%         0.00%          0.25%     0.08%(a)      0.60%(b)         0.93%

MainStay VP Growth Allocation -- Service
Class                                           0.00%         0.00%          0.25%     0.07%(c)      0.72%(b)         1.04%

MainStay VP Moderate Allocation -- Service
Class                                           0.00%         0.00%          0.25%     0.06%(c)      0.63%(b)         0.94%

MainStay VP Moderate Growth
Allocation -- Service Class                     0.00%         0.00%          0.25%     0.05%(c)      0.68%(b)         0.98%



 (#) Shown as a percentage of average net assets for the fiscal year ended
     December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

 (sec.) The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 (a) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio/Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. For the year ended December 31, 2007, NYLIM recouped 0.01% in expenses which are not included in the table above.

 (b) In addition to the Net Annual Portfolio Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Portfolios/Funds in which the Portfolio invests. The table shows the Portfolio's indirect expense from investing in the Underlying Portfolios/Funds based on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds during the Portfolio's fiscal year ended December 31, 2007. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds and the actual expenses of the Underlying Portfolios/Funds.

 (c) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio/Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. Expenses have been restated to reflect current fees.

----------------------------------------------------------------------------------------------------------
                                                                           12B-1                TOTAL FUND
                                             ADVISORY   ADMINISTRATION     FEES       OTHER       ANNUAL
                   FUND                        FEES          FEES         (sec.)    EXPENSES    EXPENSE(A)
----------------------------------------------------------------------------------------------------------
MainStay VP Balanced -- Service Class          0.75%(b)     0.00%          0.25%      0.07%(c)     1.07%(d)
MainStay VP Bond -- Service Class              0.49%(e)(f)  0.00%          0.25%      0.05%(f)     0.79%
MainStay VP Bond -- Initial Class              0.49%(e)(f)  0.00%          0.00%      0.05%(f)     0.54%
MainStay VP Capital
  Appreciation -- Service Class                0.61%(g)(f)  0.00%          0.25%      0.04%(f)     0.90%
MainStay VP Capital
  Appreciation -- Initial Class                0.61%(g)(f)  0.00%          0.00%      0.04%(f)     0.65%
MainStay VP Cash Management                    0.44%(h)(f)  0.00%          0.00%      0.05%(f)     0.49%
MainStay VP Common Stock -- Service Class      0.54%(i)(f)  0.00%          0.25%      0.05%(c)(f)  0.84%(d)
MainStay VP Common Stock -- Initial Class      0.54%(i)(f)  0.00%          0.00%      0.05%(c)(f)  0.59%(d)
MainStay VP Convertible -- Service Class       0.60%(j)(f)  0.00%          0.25%      0.06%(c)(f)  0.91%(d)
MainStay VP Convertible -- Initial Class       0.60%(j)(f)  0.00%          0.00%      0.06%(c)(f)  0.66%(d)
MainStay VP Developing Growth -- Service
  Class                                        0.80%(k)(f)  0.00%          0.25%      0.12%(f)     1.17%
MainStay VP Developing Growth -- Initial
  Class                                        0.80%(k)(f)  0.00%          0.00%      0.12%(f)     0.92%
MainStay VP Floating Rate -- Service Class     0.60%(l)     0.00%          0.25%      0.07%        0.92%
MainStay VP Government -- Service Class        0.50%(m)(f)  0.00%          0.25%      0.06%(f)     0.81%
MainStay VP Government -- Initial Class        0.50%(m)(f)  0.00%          0.00%      0.06%(f)     0.56%
MainStay VP High Yield Corporate
  Bond -- Service Class                        0.56%(n)(f)  0.00%          0.25%      0.05%(c)(f)  0.86%(d)
MainStay VP High Yield Corporate
  Bond -- Initial Class                        0.56%(n)(f)  0.00%          0.00%      0.05%(c)(f)  0.61%(d)
MainStay VP ICAP Select Equity -- Service
  Class                                        0.78%(o)(f)  0.00%          0.25%      0.06%(f)     1.09%
MainStay VP ICAP Select Equity -- Initial
  Class                                        0.78%(o)(f)  0.00%          0.00%      0.06%(f)     0.84%
MainStay VP International
  Equity -- Service Class                      0.88%(p)(f)  0.00%          0.25%      0.09%(c)(f)  1.22%(d)
MainStay VP International
  Equity -- Initial Class                      0.88%(p)(f)  0.00%          0.00%      0.09%(c)(f)  0.97%(d)
MainStay VP Large Cap Growth -- Service
  Class                                        0.75%(q)(f)  0.00%          0.25%      0.05%(f)     1.05%(r)
MainStay VP Large Cap Growth -- Initial
  Class                                        0.75%(q)(f)  0.00%          0.00%      0.05%(f)     0.80%(r)
MainStay VP Mid Cap Core -- Service Class      0.85%(s)     0.00%          0.25%      0.06%(c)     1.16%(d)
MainStay VP Mid Cap Core -- Initial Class      0.85%(s)     0.00%          0.00%      0.06%(c)     0.91%(d)
MainStay VP Mid Cap Growth -- Service
  Class                                        0.75%(t)     0.00%          0.25%      0.05%(c)     1.05%(d)
MainStay VP Mid Cap Growth -- Initial
  Class                                        0.75%(t)     0.00%          0.00%      0.05%(c)     0.80%(d)
MainStay VP Mid Cap Value -- Service Class     0.70%(u)     0.00%          0.25%      0.06%(c)     1.01%(d)
MainStay VP Mid Cap Value -- Initial Class     0.70%(u)     0.00%          0.00%      0.06%(c)     0.76%(d)
MainStay VP S&P 500 Index -- Service Class     0.29%(v)(f)  0.00%          0.25%      0.04%(f)     0.58%
MainStay VP S&P 500 Index -- Initial Class     0.29%(v)(f)  0.00%          0.00%      0.04%(f)     0.33%
MainStay VP Small Cap Growth -- Service
  Class                                        0.90%(w)     0.00%          0.25%      0.06%        1.21%
MainStay VP Small Cap Growth -- Initial
  Class                                        0.90%(w)     0.00%          0.00%      0.06%        0.96%

----------------------------------------------------------------------------------------------------------
                                                                           12B-1                TOTAL FUND
                                             ADVISORY   ADMINISTRATION     FEES       OTHER       ANNUAL
                   FUND                        FEES          FEES         (sec.)    EXPENSES    EXPENSE(A)
----------------------------------------------------------------------------------------------------------
MainStay VP Total Return -- Service Class      0.57%(x)(f)  0.00%          0.25%      0.06%(c)(f)  0.88%(d)
MainStay VP Total Return -- Initial Class      0.57%(x)(f)  0.00%          0.00%      0.06%(c)(f)  0.63%(d)
MainStay VP Value -- Service Class*            0.36%(l)     0.20%          0.25%      0.05%(c)     0.86%(d)
MainStay VP Value -- Initial Class*            0.36%(l)     0.20%          0.00%      0.05%(c)     0.61%(d)
Alger American SmallCap Growth -- Class S
  Shares **                                    0.81%        0.00%          0.25%      0.15%        1.21%
Alger American SmallCap Growth -- Class O
  Shares **                                    0.81%        0.00%          0.00%      0.15%        0.96%
CVS Calvert Social Balanced Portfolio         0.425%(y)     0.275%         0.00%      0.20%        0.90%
Columbia Small Cap Value Fund, Variable
  Series -- Class B                            0.80%(z)     0.00%          0.25%      0.09%(aa)    1.14%(bb)
Dreyfus IP Technology Growth -- Service
  Class                                        0.75%(cc)    0.00%          0.25%      0.10%(dd)    1.10%
Dreyfus IP Technology Growth -- Initial
  Class                                        0.75%(cc)    0.00%          0.00%      0.10%(dd)    0.85%
Fidelity(R) VIP Contrafund(R) -- Service
  Class 2                                      0.56%(y)     0.00%          0.25%      0.09%        0.90%(ee)
Fidelity(R) VIP Contrafund(R) -- Initial
  Class                                        0.56%(y)     0.00%          0.00%      0.09%        0.65%(ee)
Fidelity(R) VIP Equity-Income -- Service
  Class 2                                      0.46%(y)     0.00%          0.25%      0.09%        0.80%
Fidelity(R) VIP Equity-Income -- Initial
  Class                                        0.46%(y)     0.00%          0.00%      0.09%        0.55%(ee)
Fidelity(R) VIP Mid Cap -- Service Class 2     0.56%(y)     0.00%          0.25%      0.10%        0.91%(ee)
Janus Aspen Series Balanced -- Service
  Shares                                       0.55%(ff)    0.00%          0.25%      0.02%        0.82%
Janus Aspen Series
  Balanced -- Institutional Shares             0.55%(ff)    0.00%          0.00%      0.02%        0.57%
Janus Aspen Series Worldwide
  Growth -- Service Shares(gg)                 0.65%(ff)    0.00%          0.25%      0.02%        0.92%
Janus Aspen Series Worldwide
  Growth -- Institutional Shares(gg)           0.65%(ff)    0.00%          0.00%      0.02%        0.67%
MFS(R) Investors Trust Series -- Service
  Class                                        0.75%(l)     0.00%          0.25%      0.10%        1.10%(hh)
MFS(R) Investors Trust Series -- Initial
  Class                                        0.75%(l)     0.00%          0.00%      0.10%        0.85%(hh)
MFS(R) Research Series -- Service Class        0.75%(l)     0.00%          0.25%      0.13%        1.13%(hh)
MFS(R) Research Series -- Initial Class        0.75%(l)     0.00%          0.00%      0.13%        0.88%(hh)
MFS(R) Utilities Series -- Service Class       0.75%(l)     0.00%          0.25%      0.10%        1.10%(hh)
Neuberger Berman AMT Mid Cap
  Growth -- Class S                            0.82%(ii)    0.00%          0.25%      0.07%        1.14%(jj)
Royce Micro-Cap Portfolio -- Investment
  Class                                        1.25%        0.00%          0.00%      0.06%        1.31%
Royce Small-Cap Portfolio -- Investment
  Class                                        1.00%        0.00%          0.00%      0.08%        1.08%
T. Rowe Price Equity Income Portfolio II       0.85%(kk)    0.00%          0.25%      0.00%        1.10%
T. Rowe Price Equity Income Portfolio          0.85%(kk)    0.00%          0.00%      0.00%        0.85%
Van Eck Worldwide Hard Assets Fund             1.00%        0.00%          0.00%      0.01%        1.01%
Van Kampen UIF Emerging Markets
  Equity -- Class II(ll)                       1.21%(l)     0.00%          0.35%(mm)  0.37%        1.93%
Van Kampen UIF Emerging Markets
  Equity -- Class I(ll)                        1.21%(l)     0.00%          0.00%      0.37%        1.58%
Victory VIF Diversified Stock -- Class A
  Shares                                       0.30%(l)     0.00%          0.25%      0.69%        1.24%(nn)


(sec.) The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

 * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

(a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(b) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $1 billion; and 0.70% on assets over $1 billion.

(c) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other fund in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.

(d) The Total Fund Annual Expenses may differ from the amounts shown in the Financial Highlights section of the Fund's Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other fund in which the Portfolio may invest.

(e) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.

(f)     Expenses have been restated to reflect current fees.

(g) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.61% on assets up to $1 billion; and 0.50% on assets over $1 billion.

(h) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.45% on assets up to $500 million; 0.40% on assets from $500 million to $1 billion; and 0.35% on assets over $1 billion.

(i) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.

(j) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.60% on assets up to $1 billion; and 0.50% on assets over $1 billion.

(k) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $200 million; 0.75% on assets from $200 million to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.

(l)     The fees designated as "Advisory Fees" reflect "Management Fees."

(m) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.

(n) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; 0.55% on assets from $1 billion to $5 billion; and 0.525% on assets over $5 billion.

(o) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million up to $1 billion; and 0.74% on assets over $1 billion. Effective May 1, 2008, NYLIM has agreed contractually to waive a portion of its management fee so that the management fee is 0.75% on assets up to $250 million; 0.70% on assets from $250 million up to $1 billion and 0.69% on assets over $1 billion. This waiver will be in effect through May 1, 2009, and may be modified only with Board approval. With this waiver, the Total Fund Annual Expenses were 0.79% and 1.04%, respectively for Initial Class and Service Class. There is no guarantee that this contractual waiver will continue beyond that date.

(p) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.89% on assets up to $500 million; and 0.85% on assets over $500 million.

(q) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.

(r) NYLIM voluntarily has committed to the Board to share equally with the Portfolio any reduction in the subadvisory fee to the extent that the net management fee to NYLIM exceeds 0.10%. This has resulted in a benefit of 0.02%. With this waiver, the Total Fund Annual Expenses were 0.78% and 1.03%, respectively for Initial Class and Service Class. There is no guarantee this waiver will continue.

(s) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.85% on assets up to $1 billion; and 0.80% on assets over $1 billion.

(t) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; and 0.70% on assets over $500 million.

(u) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.70% on assets up to $500 million; and 0.65% on assets over $500 million.

(v) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.30% on assets up to $1 billion; 0.275% on assets from $1 billion to $2 billion; 0.265% on assets from $2 billion to $3 billion; and 0.25% on assets over $3 billion. Effective May 1, 2008, NYLIM has voluntarily agreed to waive a portion of its management fee so that the Management Fee is 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion to $2 billion; 0.215% on assets from $2 billion to $3 billion; and 0.20% on assets over $3 billion. With this waiver, the Total Fund Annual Expenses were 0.28% and 0.53%, respectively for Initial Class and Service Class.

(w) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.90% on assets up to $1 billion; and 0.85% on assets over $1 billion.

(x) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; and 0.55% on assets over $1 billion.

(y) The fees designated as "Advisory Fees" and "Administration Fees" reflect "Management Fees".

(z) The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.80% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1 billion; and 0.70% for assets in excess of $1 billion.

(aa) "Other Expenses" include Acquired Fund Fees and Expenses that are less than 0.01%.

(bb) The Distributor and/or the Advisor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.10% of the Fund's average daily net assets. The Distributor will first reimburse the distribution fee up to 0.25% annually of the class' daily net assets to reach the 1.10% limit. If additional reimbursement is needed to meet the limit, the Advisor will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed, the Advisor will waive a portion of its investment advisory fee to the extent necessary. If the waiver were reflected in the table, the 12b-1 fee would be 0.21% and the Total Fund Annual Expenses would be 1.10%. The Advisor or the Distributor may modify or terminate these arrangements at any time.

(cc) The Advisory Fees reflect the amount paid to The Dreyfus Corporation for providing management services.

(dd) Other expenses include expenses of 0.01% for acquired portfolio fees and expenses.

(ee) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64% for Fidelity(R) VIP Contrafund(R) -- Initial Class, 0.89% for Fidelity(R) VIP Contrafund(R) -- Service Class 2, 0.54% for Fidelity(R) VIP Equity-Income -- Initial Class, and 0.90% for Fidelity(R) VIP Mid Cap -- Service Class 2. These offsets may be discontinued at any time.

(ff) The fees designated as "Advisory Fees" reflect "Management Fees". The "Management Fee" is the investment advisory fee rate paid by each Portfolio to Janus Capital as of the end of the fiscal year.

(gg) Worldwide Growth Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60% for the Worldwide Growth Portfolio, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee. Refer to "Management Expenses" in the fund's Prospectus for additional information with further description in the fund's Statement of Additional Information ("SAI").

(hh) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Fund Annual Expenses" would be lower.

(ii) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".

(jj) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1.25% of average daily net asset value of the Mid-Cap Growth Portfolio -- Class S shares. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

(kk) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."

(ll) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.

(mm) The Distributor has voluntarily agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

(nn) Effective January 1, 2008, the Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A shares of the Fund for any period during which this waiver or reimbursement is in effect does not exceed 1.20%. This voluntary waiver/reimbursement may be terminated at any time.

Examples

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, policyowner transaction expenses, the annual policy service charge (for policies with less than $100,000 Accumulation Value), separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:


FOR NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY POLICIES:

                                         EXPENSES IF YOU                             EXPENSES IF YOU
                                      ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                           ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
MAINSTAY VP
  BALANCED--SERVICE CLASS
without any Riders.......  $1,031.35  $  908.34  $1,545.10  $3,253.77  $1,031.35  $1,673.15  $2,142.27  $3,253.77
with IPP Rider...........  $1,073.99  $1,044.24  $1,768.07  $3,679.66  $1,073.99  $1,798.76  $2,351.91  $3,679.66
with EBB Rider...........  $1,059.77  $  999.08  $1,694.21  $3,539.82  $1,059.77  $1,757.02  $2,282.47  $3,539.82
with IPP & EBB Riders....  $1,102.41  $1,134.96  $1,917.16  $3,965.70  $1,102.41  $1,882.62  $2,492.09  $3,965.70
MAINSTAY VP BOND--SERVICE
  CLASS
without any Riders.......  $1,004.73  $  822.89  $1,403.78  $2,978.11  $1,004.73  $1,594.16  $2,009.39  $2,978.11
with IPP Rider...........  $1,047.49  $  959.95  $1,630.03  $3,417.29  $1,047.49  $1,720.85  $2,222.12  $3,417.29
with EBB Rider...........  $1,033.24  $  914.40  $1,555.09  $3,273.09  $1,033.24  $1,678.75  $2,151.66  $3,273.09
with IPP & EBB Riders....  $1,076.00  $1,051.47  $1,781.34  $3,712.28  $1,076.00  $1,805.45  $2,364.39  $3,712.28
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE
  CLASS
without any Riders.......  $1,015.19  $  856.53  $1,459.51  $3,087.34  $1,015.19  $1,625.26  $2,061.79  $3,087.34
with IPP Rider...........  $1,057.91  $  993.13  $1,684.46  $3,521.25  $1,057.91  $1,751.52  $2,273.30  $3,521.25
with EBB Rider...........  $1,043.67  $  947.74  $1,609.95  $3,378.77  $1,043.67  $1,709.57  $2,203.24  $3,378.77
with IPP & EBB Riders....  $1,086.38  $1,084.34  $1,834.89  $3,812.69  $1,086.38  $1,835.83  $2,414.74  $3,812.69
MAINSTAY VP CASH
  MANAGEMENT
without any Riders.......  $  976.22  $  730.77  $1,250.50  $2,674.12  $  976.22  $1,509.02  $1,865.26  $2,674.12
with IPP Rider...........  $1,019.11  $  869.11  $1,480.33  $3,127.96  $1,019.11  $1,636.89  $2,081.36  $3,127.96
with EBB Rider...........  $1,004.81  $  823.13  $1,404.20  $2,978.93  $1,004.81  $1,594.39  $2,009.78  $2,978.93
with IPP & EBB Riders....  $1,047.70  $  961.47  $1,634.00  $3,432.76  $1,047.70  $1,722.26  $2,225.87  $3,432.76
MAINSTAY VP COMMON
  STOCK--SERVICE CLASS
without any Riders.......  $1,009.49  $  838.19  $1,429.15  $3,027.91  $1,009.49  $1,608.31  $2,033.24  $3,027.91
with IPP Rider...........  $1,052.23  $  975.04  $1,654.80  $3,464.69  $1,052.23  $1,734.80  $2,245.41  $3,464.69
with EBB Rider...........  $1,037.98  $  929.56  $1,580.04  $3,321.25  $1,037.98  $1,692.77  $2,175.12  $3,321.25
with IPP & EBB Riders....  $1,080.72  $1,066.42  $1,805.72  $3,758.06  $1,080.72  $1,819.27  $2,387.32  $3,758.06
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $1,018.04  $  865.68  $1,474.66  $3,116.90  $1,018.04  $1,633.72  $2,076.03  $3,116.90
with IPP Rider...........  $1,060.74  $1,002.15  $1,699.25  $3,549.39  $1,060.74  $1,759.86  $2,287.20  $3,549.39
with EBB Rider...........  $1,046.51  $  956.81  $1,624.87  $3,407.40  $1,046.51  $1,717.95  $2,217.27  $3,407.40
with IPP & EBB Riders....  $1,089.21  $1,093.28  $1,849.45  $3,839.88  $1,089.21  $1,844.09  $2,428.44  $3,839.88
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                           ----------------------------------------
INVESTMENT DIVISION          1 YR      3 YR       5 YR      10 YR
-------------------        -------  ---------  ---------  ---------
MAINSTAY VP
  BALANCED--SERVICE CLASS
without any Riders.......  $296.71  $  908.34  $1,545.10  $3,253.77
with IPP Rider...........  $342.66  $1,044.24  $1,768.07  $3,679.66
with EBB Rider...........  $327.34  $  999.08  $1,694.21  $3,539.82
with IPP & EBB Riders....  $373.29  $1,134.96  $1,917.16  $3,965.70
MAINSTAY VP BOND--SERVICE
  CLASS
without any Riders.......  $268.03  $  822.89  $1,403.78  $2,978.11
with IPP Rider...........  $314.11  $  959.95  $1,630.03  $3,417.29
with EBB Rider...........  $298.75  $  914.40  $1,555.09  $3,273.09
with IPP & EBB Riders....  $344.83  $1,051.47  $1,781.34  $3,712.28
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE
  CLASS
without any Riders.......  $279.30  $  856.53  $1,459.51  $3,087.34
with IPP Rider...........  $325.33  $  993.13  $1,684.46  $3,521.25
with EBB Rider...........  $309.99  $  947.74  $1,609.95  $3,378.77
with IPP & EBB Riders....  $356.01  $1,084.34  $1,834.89  $3,812.69
MAINSTAY VP CASH
  MANAGEMENT
without any Riders.......  $237.30  $  730.77  $1,250.50  $2,674.12
with IPP Rider...........  $283.52  $  869.11  $1,480.33  $3,127.96
with EBB Rider...........  $268.11  $  823.13  $1,404.20  $2,978.93
with IPP & EBB Riders....  $314.33  $  961.47  $1,634.00  $3,432.76
MAINSTAY VP COMMON
  STOCK--SERVICE CLASS
without any Riders.......  $273.16  $  838.19  $1,429.15  $3,027.91
with IPP Rider...........  $319.21  $  975.04  $1,654.80  $3,464.69
with EBB Rider...........  $303.86  $  929.56  $1,580.04  $3,321.25
with IPP & EBB Riders....  $349.91  $1,066.42  $1,805.72  $3,758.06
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $282.37  $  865.68  $1,474.66  $3,116.90
with IPP Rider...........  $328.38  $1,002.15  $1,699.25  $3,549.39
with EBB Rider...........  $313.04  $  956.81  $1,624.87  $3,407.40
with IPP & EBB Riders....  $359.06  $1,093.28  $1,849.45  $3,839.88

                                         EXPENSES IF YOU                             EXPENSES IF YOU
                                      ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                           ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
MAINSTAY VP
  CONVERTIBLE--SERVICE
  CLASS
without any Riders.......  $1,016.14  $  859.57  $1,464.56  $3,097.19  $1,016.14  $1,628.07  $2,066.53  $3,097.19
with IPP Rider...........  $1,058.85  $  996.12  $1,689.38  $3,530.63  $1,058.85  $1,754.29  $2,277.92  $3,530.63
with EBB Rider...........  $1,044.61  $  950.75  $1,614.90  $3,388.30  $1,044.61  $1,712.35  $2,207.90  $3,388.30
with IPP & EBB Riders....  $1,087.32  $1,087.31  $1,839.74  $3,821.75  $1,087.32  $1,838.57  $2,419.30  $3,821.75
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders.......  $1,040.85  $  938.75  $1,595.17  $3,350.36  $1,040.85  $1,701.26  $2,189.34  $3,350.36
with IPP Rider...........  $1,083.45  $1,074.21  $1,816.96  $3,771.59  $1,083.45  $1,826.46  $2,397.87  $3,771.59
with EBB Rider...........  $1,069.25  $1,029.19  $1,743.49  $3,633.27  $1,069.25  $1,784.85  $2,328.80  $3,633.27
with IPP & EBB Riders....  $1,111.85  $1,164.67  $1,965.30  $4,054.51  $1,111.85  $1,910.08  $2,537.35  $4,054.51
MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders.......  $1,017.09  $  862.63  $1,469.60  $3,107.05  $1,017.09  $1,630.90  $2,071.28  $3,107.05
with IPP Rider...........  $1,059.80  $  999.15  $1,694.32  $3,540.02  $1,059.80  $1,757.09  $2,282.57  $3,540.02
with EBB Rider...........  $1,045.56  $  953.78  $1,619.89  $3,397.85  $1,045.56  $1,715.15  $2,212.59  $3,397.85
with IPP & EBB Riders....  $1,088.27  $1,090.30  $1,844.60  $3,830.82  $1,088.27  $1,841.34  $2,423.87  $3,830.82
MAINSTAY VP
  GOVERNMENT--SERVICE
  CLASS
without any Riders.......  $1,006.63  $  829.01  $1,413.94  $2,998.06  $1,006.63  $1,599.82  $2,018.94  $2,998.06
with IPP Rider...........  $1,049.38  $  965.98  $1,639.94  $3,436.27  $1,049.38  $1,726.43  $2,231.44  $3,436.27
with EBB Rider...........  $1,035.13  $  920.47  $1,565.09  $3,292.39  $1,035.13  $1,684.36  $2,161.06  $3,292.39
with IPP & EBB Riders....  $1,077.89  $1,057.45  $1,791.09  $3,730.61  $1,077.89  $1,810.97  $2,373.56  $3,730.61
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $1,028.50  $  899.22  $1,530.05  $3,224.60  $1,028.50  $1,664.72  $2,128.11  $3,224.60
with IPP Rider...........  $1,071.15  $1,035.23  $1,753.35  $3,651.90  $1,071.15  $1,790.43  $2,338.07  $3,651.90
with EBB Rider...........  $1,056.93  $  990.03  $1,679.38  $3,511.59  $1,056.93  $1,748.66  $2,268.52  $3,511.59
with IPP & EBB Riders....  $1,099.59  $1,126.05  $1,902.70  $3,938.91  $1,099.59  $1,874.39  $2,478.50  $3,938.91
MAINSTAY VP HIGH YIELD
  CORPORATE BOND--SERVICE
  CLASS
without any Riders.......  $1,011.39  $  844.30  $1,439.28  $3,047.76  $1,011.39  $1,613.96  $2,042.76  $3,047.76
with IPP Rider...........  $1,054.12  $  981.07  $1,664.69  $3,483.57  $1,054.12  $1,740.37  $2,254.71  $3,483.57
with EBB Rider...........  $1,039.88  $  935.62  $1,590.03  $3,340.48  $1,039.88  $1,698.37  $2,184.51  $3,340.48
with IPP & EBB Riders....  $1,082.61  $1,072.40  $1,815.45  $3,776.31  $1,082.61  $1,824.79  $2,396.47  $3,776.31
MAINSTAY VP ICAP SELECT
  EQUITY--SERVICE CLASS
without any Riders.......  $1,033.25  $  914.43  $1,555.13  $3,273.16  $1,033.25  $1,678.77  $2,151.69  $3,273.16
with IPP Rider...........  $1,075.88  $1,050.23  $1,777.85  $3,698.12  $1,075.88  $1,804.30  $2,361.10  $3,698.12
with EBB Rider...........  $1,061.67  $1,005.11  $1,704.09  $3,558.58  $1,061.67  $1,762.60  $2,291.76  $3,558.58
with IPP & EBB Riders....  $1,104.30  $1,140.92  $1,926.81  $3,983.54  $1,104.30  $1,888.12  $2,501.17  $3,983.54
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders.......  $1,045.61  $  953.92  $1,620.12  $3,398.30  $1,045.61  $1,715.28  $2,212.80  $3,398.30
with IPP Rider...........  $1,088.18  $1,089.18  $1,841.33  $3,817.21  $1,088.18  $1,840.30  $2,420.78  $3,817.21
with EBB Rider...........  $1,073.99  $1,044.23  $1,768.06  $3,679.66  $1,073.99  $1,798.76  $2,351.90  $3,679.66
with IPP & EBB Riders....  $1,116.57  $1,179.50  $1,989.28  $4,098.57  $1,116.57  $1,923.79  $2,559.89  $4,098.57
MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders.......  $1,029.44  $  902.25  $1,535.06  $3,234.34  $1,029.44  $1,667.52  $2,132.83  $3,234.34
with IPP Rider...........  $1,072.09  $1,038.22  $1,758.24  $3,661.14  $1,072.09  $1,793.20  $2,342.67  $3,661.14
with EBB Rider...........  $1,057.88  $  993.05  $1,684.33  $3,521.01  $1,057.88  $1,751.44  $2,273.18  $3,521.01
with IPP & EBB Riders....  $1,100.53  $1,129.01  $1,907.51  $3,947.84  $1,100.53  $1,877.12  $2,483.02  $3,947.84
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                           ----------------------------------------
INVESTMENT DIVISION          1 YR      3 YR       5 YR      10 YR
-------------------        -------  ---------  ---------  ---------
MAINSTAY VP
  CONVERTIBLE--SERVICE
  CLASS
without any Riders.......  $280.32  $  859.57  $1,464.56  $3,097.19
with IPP Rider...........  $326.34  $  996.12  $1,689.38  $3,530.63
with EBB Rider...........  $311.00  $  950.75  $1,614.90  $3,388.30
with IPP & EBB Riders....  $357.03  $1,087.31  $1,839.74  $3,821.75
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders.......  $306.95  $  938.75  $1,595.17  $3,350.36
with IPP Rider...........  $352.85  $1,074.21  $1,816.96  $3,771.59
with EBB Rider...........  $337.55  $1,029.19  $1,743.49  $3,633.27
with IPP & EBB Riders....  $383.46  $1,164.67  $1,965.30  $4,054.51
MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders.......  $281.35  $  862.63  $1,469.60  $3,107.05
with IPP Rider...........  $327.37  $  999.15  $1,694.32  $3,540.02
with EBB Rider...........  $312.03  $  953.78  $1,619.89  $3,397.85
with IPP & EBB Riders....  $358.05  $1,090.30  $1,844.60  $3,830.82
MAINSTAY VP
  GOVERNMENT--SERVICE
  CLASS
without any Riders.......  $270.08  $  829.01  $1,413.94  $2,998.06
with IPP Rider...........  $316.15  $  965.98  $1,639.94  $3,436.27
with EBB Rider...........  $300.79  $  920.47  $1,565.09  $3,292.39
with IPP & EBB Riders....  $346.86  $1,057.45  $1,791.09  $3,730.61
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $293.64  $  899.22  $1,530.05  $3,224.60
with IPP Rider...........  $339.60  $1,035.23  $1,753.35  $3,651.90
with EBB Rider...........  $324.28  $  990.03  $1,679.38  $3,511.59
with IPP & EBB Riders....  $370.25  $1,126.05  $1,902.70  $3,938.91
MAINSTAY VP HIGH YIELD
  CORPORATE BOND--SERVICE
  CLASS
without any Riders.......  $275.20  $  844.30  $1,439.28  $3,047.76
with IPP Rider...........  $321.25  $  981.07  $1,664.69  $3,483.57
with EBB Rider...........  $305.90  $  935.62  $1,590.03  $3,340.48
with IPP & EBB Riders....  $351.95  $1,072.40  $1,815.45  $3,776.31
MAINSTAY VP ICAP SELECT
  EQUITY--SERVICE CLASS
without any Riders.......  $298.76  $  914.43  $1,555.13  $3,273.16
with IPP Rider...........  $344.70  $1,050.23  $1,777.85  $3,698.12
with EBB Rider...........  $329.38  $1,005.11  $1,704.09  $3,558.58
with IPP & EBB Riders....  $375.32  $1,140.92  $1,926.81  $3,983.54
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders.......  $312.08  $  953.92  $1,620.12  $3,398.30
with IPP Rider...........  $357.96  $1,089.18  $1,841.33  $3,817.21
with EBB Rider...........  $342.66  $1,044.23  $1,768.06  $3,679.66
with IPP & EBB Riders....  $388.54  $1,179.50  $1,989.28  $4,098.57
MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders.......  $294.66  $  902.25  $1,535.06  $3,234.34
with IPP Rider...........  $340.62  $1,038.22  $1,758.24  $3,661.14
with EBB Rider...........  $325.30  $  993.05  $1,684.33  $3,521.01
with IPP & EBB Riders....  $371.26  $1,129.01  $1,907.51  $3,947.84

                                         EXPENSES IF YOU                             EXPENSES IF YOU
                                      ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                           ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

MAINSTAY VP MID CAP
  CORE--SERVICE CLASS
without any Riders.......  $1,039.90  $  935.70  $1,590.16  $3,340.74  $1,039.90  $1,698.44  $2,184.63  $3,340.74
with IPP Rider...........  $1,082.51  $1,071.22  $1,812.08  $3,762.44  $1,082.51  $1,823.70  $2,393.29  $3,762.44
with EBB Rider...........  $1,068.31  $1,026.20  $1,738.58  $3,623.98  $1,068.31  $1,782.08  $2,324.18  $3,623.98
with IPP & EBB Riders....  $1,110.91  $1,161.70  $1,960.49  $4,045.66  $1,110.91  $1,907.33  $2,532.83  $4,045.66
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders.......  $1,029.44  $  902.25  $1,535.06  $3,234.34  $1,029.44  $1,667.52  $2,132.83  $3,234.34
with IPP Rider...........  $1,072.09  $1,038.22  $1,758.24  $3,661.14  $1,072.09  $1,793.20  $2,342.67  $3,661.14
with EBB Rider...........  $1,057.88  $  993.05  $1,684.33  $3,521.01  $1,057.88  $1,751.44  $2,273.18  $3,521.01
with IPP & EBB Riders....  $1,100.53  $1,129.01  $1,907.51  $3,947.84  $1,100.53  $1,877.12  $2,483.02  $3,947.84
MAINSTAY VP MID CAP
  VALUE--SERVICE CLASS
without any Riders.......  $1,025.64  $  890.06  $1,514.95  $3,195.33  $1,025.64  $1,656.26  $2,113.92  $3,195.33
with IPP Rider...........  $1,068.31  $1,026.20  $1,738.61  $3,624.04  $1,068.31  $1,782.09  $2,324.21  $3,624.04
with EBB Rider...........  $1,054.09  $  980.98  $1,664.54  $3,483.30  $1,054.09  $1,740.29  $2,254.57  $3,483.30
with IPP & EBB Riders....  $1,096.75  $1,117.12  $1,888.20  $3,912.00  $1,096.75  $1,866.13  $2,464.87  $3,912.00
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $1,018.99  $  868.74  $1,479.70  $3,126.75  $1,018.99  $1,636.54  $2,080.77  $3,126.75
with IPP Rider...........  $1,061.69  $1,005.17  $1,704.18  $3,558.77  $1,061.69  $1,762.65  $2,291.84  $3,558.77
with EBB Rider...........  $1,047.46  $  959.82  $1,629.82  $3,416.90  $1,047.46  $1,720.74  $2,221.92  $3,416.90
with IPP & EBB Riders....  $1,090.15  $1,096.26  $1,854.31  $3,848.92  $1,090.15  $1,846.85  $2,433.00  $3,848.92
MAINSTAY VP MODERATE
  GROWTH
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $1,022.80  $  880.93  $1,499.86  $3,166.00  $1,022.80  $1,647.81  $2,099.73  $3,166.00
with IPP Rider...........  $1,065.47  $1,017.19  $1,723.86  $3,596.12  $1,065.47  $1,773.76  $2,310.35  $3,596.12
with EBB Rider...........  $1,051.25  $  971.91  $1,649.67  $3,454.89  $1,051.25  $1,731.91  $2,240.58  $3,454.89
with IPP & EBB Riders....  $1,093.93  $1,108.19  $1,873.69  $3,885.03  $1,093.93  $1,857.87  $2,451.22  $3,885.03
MAINSTAY VP S&P 500
  INDEX--SERVICE CLASS
without any Riders.......  $  984.78  $  758.48  $1,296.71  $2,766.30  $  984.78  $1,534.63  $1,908.71  $2,766.30
with IPP Rider...........  $1,027.63  $  896.43  $1,525.44  $3,215.67  $1,027.63  $1,662.14  $2,123.78  $3,215.67
with EBB Rider...........  $1,013.34  $  850.58  $1,449.67  $3,068.11  $1,013.34  $1,619.76  $2,052.54  $3,068.11
with IPP & EBB Riders....  $1,056.19  $  988.53  $1,678.41  $3,517.50  $1,056.19  $1,747.27  $2,267.62  $3,517.50
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders.......  $1,044.65  $  950.88  $1,615.13  $3,388.73  $1,044.65  $1,712.47  $2,208.11  $3,388.73
with IPP Rider...........  $1,087.23  $1,086.19  $1,836.46  $3,808.10  $1,087.23  $1,837.53  $2,416.21  $3,808.10
with EBB Rider...........  $1,073.04  $1,041.23  $1,763.15  $3,670.40  $1,073.04  $1,795.98  $2,347.28  $3,670.40
with IPP & EBB Riders....  $1,115.62  $1,176.53  $1,984.49  $4,089.78  $1,115.62  $1,921.04  $2,555.39  $4,089.78
MAINSTAY VP TOTAL
  RETURN--SERVICE CLASS
without any Riders.......  $1,013.29  $  850.41  $1,449.39  $3,067.55  $1,013.29  $1,619.61  $2,052.27  $3,067.55
with IPP Rider...........  $1,056.01  $  987.10  $1,674.58  $3,502.43  $1,056.01  $1,745.95  $2,264.01  $3,502.43
with EBB Rider...........  $1,041.77  $  941.68  $1,599.99  $3,359.64  $1,041.77  $1,703.96  $2,193.88  $3,359.64
with IPP & EBB Riders....  $1,084.49  $1,078.37  $1,825.17  $3,794.50  $1,084.49  $1,830.31  $2,405.60  $3,794.50
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                           ----------------------------------------
INVESTMENT DIVISION          1 YR      3 YR       5 YR      10 YR
-------------------        -------  ---------  ---------  ---------

MAINSTAY VP MID CAP
  CORE--SERVICE CLASS
without any Riders.......  $305.93  $  935.70  $1,590.16  $3,340.74
with IPP Rider...........  $351.84  $1,071.22  $1,812.08  $3,762.44
with EBB Rider...........  $336.54  $1,026.20  $1,738.58  $3,623.98
with IPP & EBB Riders....  $382.44  $1,161.70  $1,960.49  $4,045.66
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders.......  $294.66  $  902.25  $1,535.06  $3,234.34
with IPP Rider...........  $340.62  $1,038.22  $1,758.24  $3,661.14
with EBB Rider...........  $325.30  $  993.05  $1,684.33  $3,521.01
with IPP & EBB Riders....  $371.26  $1,129.01  $1,907.51  $3,947.84
MAINSTAY VP MID CAP
  VALUE--SERVICE CLASS
without any Riders.......  $290.56  $  890.06  $1,514.95  $3,195.33
with IPP Rider...........  $336.54  $1,026.20  $1,738.61  $3,624.04
with EBB Rider...........  $321.21  $  980.98  $1,664.54  $3,483.30
with IPP & EBB Riders....  $367.19  $1,117.12  $1,888.20  $3,912.00
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $283.40  $  868.74  $1,479.70  $3,126.75
with IPP Rider...........  $329.41  $1,005.17  $1,704.18  $3,558.77
with EBB Rider...........  $314.07  $  959.82  $1,629.82  $3,416.90
with IPP & EBB Riders....  $360.08  $1,096.26  $1,854.31  $3,848.92
MAINSTAY VP MODERATE
  GROWTH
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $287.50  $  880.93  $1,499.86  $3,166.00
with IPP Rider...........  $333.49  $1,017.19  $1,723.86  $3,596.12
with EBB Rider...........  $318.16  $  971.91  $1,649.67  $3,454.89
with IPP & EBB Riders....  $364.15  $1,108.19  $1,873.69  $3,885.03
MAINSTAY VP S&P 500
  INDEX--SERVICE CLASS
without any Riders.......  $246.53  $  758.48  $1,296.71  $2,766.30
with IPP Rider...........  $292.70  $  896.43  $1,525.44  $3,215.67
with EBB Rider...........  $277.31  $  850.58  $1,449.67  $3,068.11
with IPP & EBB Riders....  $323.48  $  988.53  $1,678.41  $3,517.50
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders.......  $311.05  $  950.88  $1,615.13  $3,388.73
with IPP Rider...........  $356.93  $1,086.19  $1,836.46  $3,808.10
with EBB Rider...........  $341.64  $1,041.23  $1,763.15  $3,670.40
with IPP & EBB Riders....  $387.52  $1,176.53  $1,984.49  $4,089.78
MAINSTAY VP TOTAL
  RETURN--SERVICE CLASS
without any Riders.......  $277.25  $  850.41  $1,449.39  $3,067.55
with IPP Rider...........  $323.29  $  987.10  $1,674.58  $3,502.43
with EBB Rider...........  $307.94  $  941.68  $1,599.99  $3,359.64
with IPP & EBB Riders....  $353.98  $1,078.37  $1,825.17  $3,794.50

                                         EXPENSES IF YOU                             EXPENSES IF YOU
                                      ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                           ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
MAINSTAY VP
  VALUE--SERVICE CLASS*
without any Riders.......  $1,011.39  $  844.30  $1,439.28  $3,047.76  $1,011.39  $1,613.96  $2,042.76  $3,047.76
with IPP Rider...........  $1,054.12  $  981.07  $1,664.69  $3,483.57  $1,054.12  $1,740.37  $2,254.71  $3,483.57
with EBB Rider...........  $1,039.88  $  935.62  $1,590.03  $3,340.48  $1,039.88  $1,698.37  $2,184.51  $3,340.48
with IPP & EBB Riders....  $1,082.61  $1,072.40  $1,815.45  $3,776.31  $1,082.61  $1,824.79  $2,396.47  $3,776.31
ALGER AMERICAN SMALLCAP
  GROWTH--CLASS S
  SHARES**
without any Riders.......  $1,044.65  $  950.88  $1,615.13  $3,388.73  $1,044.65  $1,712.47  $2,208.11  $3,388.73
with IPP Rider...........  $1,087.23  $1,086.19  $1,836.46  $3,808.10  $1,087.23  $1,837.53  $2,416.21  $3,808.10
with EBB Rider...........  $1,073.04  $1,041.23  $1,763.15  $3,670.40  $1,073.04  $1,795.98  $2,347.28  $3,670.40
with IPP & EBB Riders....  $1,115.62  $1,176.53  $1,984.49  $4,089.78  $1,115.62  $1,921.04  $2,555.39  $4,089.78
CVS CALVERT SOCIAL
  BALANCED PORTFOLIO
without any Riders.......  $1,015.19  $  856.53  $1,459.51  $3,087.34  $1,015.19  $1,625.26  $2,061.79  $3,087.34
with IPP Rider...........  $1,057.91  $  993.13  $1,684.46  $3,521.25  $1,057.91  $1,751.52  $2,273.30  $3,521.25
with EBB Rider...........  $1,043.67  $  947.74  $1,609.95  $3,378.77  $1,043.67  $1,709.57  $2,203.24  $3,378.77
with IPP & EBB Riders....  $1,086.38  $1,084.34  $1,834.89  $3,812.69  $1,086.38  $1,835.83  $2,414.74  $3,812.69
COLUMBIA SMALL CAP VALUE
  FUND, VARIABLE SERIES
  CLASS B
without any Riders.......  $1,038.00  $  929.63  $1,580.17  $3,321.49  $1,038.00  $1,692.83  $2,175.25  $3,321.49
with IPP Rider...........  $1,080.61  $1,065.23  $1,802.31  $3,744.10  $1,080.61  $1,818.16  $2,384.10  $3,744.10
with EBB Rider...........  $1,066.41  $1,020.17  $1,728.74  $3,605.36  $1,066.41  $1,776.52  $2,314.93  $3,605.36
with IPP & EBB Riders....  $1,109.02  $1,155.77  $1,950.88  $4,027.96  $1,109.02  $1,901.85  $2,523.79  $4,027.96
DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE SHARES
without any Riders.......  $1,034.20  $  917.47  $1,560.14  $3,282.84  $1,034.20  $1,681.59  $2,156.41  $3,282.84
with IPP Rider...........  $1,076.83  $1,053.24  $1,782.75  $3,707.33  $1,076.83  $1,807.08  $2,365.72  $3,707.33
with EBB Rider...........  $1,062.62  $1,008.13  $1,709.02  $3,567.95  $1,062.62  $1,765.38  $2,296.39  $3,567.95
with IPP & EBB Riders....  $1,105.25  $1,143.89  $1,931.63  $3,992.44  $1,105.25  $1,890.87  $2,505.70  $3,992.44
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE
  CLASS 2
without any Riders.......  $1,015.19  $  856.53  $1,459.51  $3,087.34  $1,015.19  $1,625.26  $2,061.79  $3,087.34
with IPP Rider...........  $1,057.91  $  993.13  $1,684.46  $3,521.25  $1,057.91  $1,751.52  $2,273.30  $3,521.25
with EBB Rider...........  $1,043.67  $  947.74  $1,609.95  $3,378.77  $1,043.67  $1,709.57  $2,203.24  $3,378.77
with IPP & EBB Riders....  $1,086.38  $1,084.34  $1,834.89  $3,812.69  $1,086.38  $1,835.83  $2,414.74  $3,812.69
FIDELITY(R) VIP EQUITY-
  INCOME--SERVICE CLASS 2
without any Riders.......  $1,005.69  $  825.95  $1,408.87  $2,988.09  $1,005.69  $1,597.00  $2,014.17  $2,988.09
with IPP Rider...........  $1,048.44  $  962.98  $1,635.00  $3,426.80  $1,048.44  $1,723.65  $2,226.79  $3,426.80
with EBB Rider...........  $1,034.19  $  917.45  $1,560.10  $3,282.75  $1,034.19  $1,681.57  $2,156.37  $3,282.75
with IPP & EBB Riders....  $1,076.95  $1,054.46  $1,786.21  $3,721.44  $1,076.95  $1,808.21  $2,368.98  $3,721.44
FIDELITY(R) VIP MID
  CAP--SERVICE CLASS 2
without any Riders.......  $1,016.14  $  859.57  $1,464.56  $3,097.19  $1,016.14  $1,628.07  $2,066.53  $3,097.19
with IPP Rider...........  $1,058.85  $  996.12  $1,689.38  $3,530.63  $1,058.85  $1,754.29  $2,277.92  $3,530.63
with EBB Rider...........  $1,044.61  $  950.75  $1,614.90  $3,388.30  $1,044.61  $1,712.35  $2,207.90  $3,388.30
with IPP & EBB Riders....  $1,087.32  $1,087.31  $1,839.74  $3,821.75  $1,087.32  $1,838.57  $2,419.30  $3,821.75
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                           ----------------------------------------
INVESTMENT DIVISION          1 YR      3 YR       5 YR      10 YR
-------------------        -------  ---------  ---------  ---------
MAINSTAY VP
  VALUE--SERVICE CLASS*
without any Riders.......  $275.20  $  844.30  $1,439.28  $3,047.76
with IPP Rider...........  $321.25  $  981.07  $1,664.69  $3,483.57
with EBB Rider...........  $305.90  $  935.62  $1,590.03  $3,340.48
with IPP & EBB Riders....  $351.95  $1,072.40  $1,815.45  $3,776.31
ALGER AMERICAN SMALLCAP
  GROWTH--CLASS S
  SHARES**
without any Riders.......  $311.05  $  950.88  $1,615.13  $3,388.73
with IPP Rider...........  $356.93  $1,086.19  $1,836.46  $3,808.10
with EBB Rider...........  $341.64  $1,041.23  $1,763.15  $3,670.40
with IPP & EBB Riders....  $387.52  $1,176.53  $1,984.49  $4,089.78
CVS CALVERT SOCIAL
  BALANCED PORTFOLIO
without any Riders.......  $279.30  $  856.53  $1,459.51  $3,087.34
with IPP Rider...........  $325.33  $  993.13  $1,684.46  $3,521.25
with EBB Rider...........  $309.99  $  947.74  $1,609.95  $3,378.77
with IPP & EBB Riders....  $356.01  $1,084.34  $1,834.89  $3,812.69
COLUMBIA SMALL CAP VALUE
  FUND, VARIABLE SERIES
  CLASS B
without any Riders.......  $303.88  $  929.63  $1,580.17  $3,321.49
with IPP Rider...........  $349.80  $1,065.23  $1,802.31  $3,744.10
with EBB Rider...........  $334.49  $1,020.17  $1,728.74  $3,605.36
with IPP & EBB Riders....  $380.41  $1,155.77  $1,950.88  $4,027.96
DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE SHARES
without any Riders.......  $299.79  $  917.47  $1,560.14  $3,282.84
with IPP Rider...........  $345.72  $1,053.24  $1,782.75  $3,707.33
with EBB Rider...........  $330.41  $1,008.13  $1,709.02  $3,567.95
with IPP & EBB Riders....  $376.34  $1,143.89  $1,931.63  $3,992.44
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE
  CLASS 2
without any Riders.......  $279.30  $  856.53  $1,459.51  $3,087.34
with IPP Rider...........  $325.33  $  993.13  $1,684.46  $3,521.25
with EBB Rider...........  $309.99  $  947.74  $1,609.95  $3,378.77
with IPP & EBB Riders....  $356.01  $1,084.34  $1,834.89  $3,812.69
FIDELITY(R) VIP EQUITY-
  INCOME--SERVICE CLASS 2
without any Riders.......  $269.06  $  825.95  $1,408.87  $2,988.09
with IPP Rider...........  $315.13  $  962.98  $1,635.00  $3,426.80
with EBB Rider...........  $299.77  $  917.45  $1,560.10  $3,282.75
with IPP & EBB Riders....  $345.85  $1,054.46  $1,786.21  $3,721.44
FIDELITY(R) VIP MID
  CAP--SERVICE CLASS 2
without any Riders.......  $280.32  $  859.57  $1,464.56  $3,097.19
with IPP Rider...........  $326.34  $  996.12  $1,689.38  $3,530.63
with EBB Rider...........  $311.00  $  950.75  $1,614.90  $3,388.30
with IPP & EBB Riders....  $357.03  $1,087.31  $1,839.74  $3,821.75


 * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

 ** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                         EXPENSES IF YOU                             EXPENSES IF YOU
                                      ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                           ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

JANUS ASPEN SERIES
  BALANCED--SERVICE
  SHARES
without any Riders.......  $1,007.59  $  832.06  $1,419.00  $3,008.01  $1,007.59  $1,602.65  $2,023.69  $3,008.01
with IPP Rider...........  $1,050.34  $  969.01  $1,644.90  $3,445.76  $1,050.34  $1,729.23  $2,236.10  $3,445.76
with EBB Rider...........  $1,036.09  $  923.51  $1,570.09  $3,302.03  $1,036.09  $1,687.17  $2,165.76  $3,302.03
with IPP & EBB Riders....  $1,078.83  $1,060.44  $1,795.97  $3,739.77  $1,078.83  $1,813.74  $2,378.15  $3,739.77
JANUS ASPEN SERIES
  WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders.......  $1,017.09  $  862.63  $1,469.60  $3,107.05  $1,017.09  $1,630.90  $2,071.28  $3,107.05
with IPP Rider...........  $1,059.80  $  999.15  $1,694.32  $3,540.02  $1,059.80  $1,757.09  $2,282.57  $3,540.02
with EBB Rider...........  $1,045.56  $  953.78  $1,619.89  $3,397.85  $1,045.56  $1,715.15  $2,212.59  $3,397.85
with IPP & EBB Riders....  $1,088.27  $1,090.30  $1,844.60  $3,830.82  $1,088.27  $1,841.34  $2,423.87  $3,830.82
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders.......  $1,034.20  $  917.47  $1,560.14  $3,282.84  $1,034.20  $1,681.59  $2,156.41  $3,282.84
with IPP Rider...........  $1,076.83  $1,053.24  $1,782.75  $3,707.33  $1,076.83  $1,807.08  $2,365.72  $3,707.33
with EBB Rider...........  $1,062.62  $1,008.13  $1,709.02  $3,567.95  $1,062.62  $1,765.38  $2,296.39  $3,567.95
with IPP & EBB Riders....  $1,105.25  $1,143.89  $1,931.63  $3,992.44  $1,105.25  $1,890.87  $2,505.70  $3,992.44
MFS(R) RESEARCH
  SERIES--SERVICE CLASS
without any Riders.......  $1,037.05  $  926.59  $1,575.17  $3,311.85  $1,037.05  $1,690.02  $2,170.54  $3,311.85
with IPP Rider...........  $1,079.66  $1,062.23  $1,797.43  $3,734.94  $1,079.66  $1,815.39  $2,379.52  $3,734.94
with EBB Rider...........  $1,065.46  $1,017.16  $1,723.81  $3,596.01  $1,065.46  $1,773.73  $2,310.30  $3,596.01
with IPP & EBB Riders....  $1,108.07  $1,152.80  $1,946.07  $4,019.09  $1,108.07  $1,899.10  $2,519.27  $4,019.09
MFS(R) UTILITIES
  SERIES--SERVICE CLASS
without any Riders.......  $1,034.20  $  917.47  $1,560.14  $3,282.84  $1,034.20  $1,681.59  $2,156.41  $3,282.84
with IPP Rider...........  $1,076.83  $1,053.24  $1,782.75  $3,707.33  $1,076.83  $1,807.08  $2,365.72  $3,707.33
with EBB Rider...........  $1,062.62  $1,008.13  $1,709.02  $3,567.95  $1,062.62  $1,765.38  $2,296.39  $3,567.95
with IPP & EBB Riders....  $1,105.25  $1,143.89  $1,931.63  $3,992.44  $1,105.25  $1,890.87  $2,505.70  $3,992.44
NEUBERGER BERMAN AMT MID-
  CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders.......  $1,038.00  $  929.63  $1,580.17  $3,321.49  $1,038.00  $1,692.83  $2,175.25  $3,321.49
with IPP Rider...........  $1,080.61  $1,065.23  $1,802.31  $3,744.10  $1,080.61  $1,818.16  $2,384.10  $3,744.10
with EBB Rider...........  $1,066.41  $1,020.17  $1,728.74  $3,605.36  $1,066.41  $1,776.52  $2,314.93  $3,605.36
with IPP & EBB Riders....  $1,109.02  $1,155.77  $1,950.88  $4,027.96  $1,109.02  $1,901.85  $2,523.79  $4,027.96
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT
  CLASS
without any Riders.......  $1,054.16  $  981.20  $1,664.91  $3,483.99  $1,054.16  $1,740.50  $2,254.92  $3,483.99
with IPP Rider...........  $1,096.70  $1,116.09  $1,885.08  $3,898.76  $1,096.70  $1,865.17  $2,461.92  $3,898.76
with EBB Rider...........  $1,082.52  $1,071.26  $1,812.15  $3,762.57  $1,082.52  $1,823.74  $2,393.35  $3,762.57
with IPP & EBB Riders....  $1,125.05  $1,206.15  $2,032.32  $4,177.34  $1,125.05  $1,948.41  $2,600.36  $4,177.34
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT
  CLASS
without any Riders.......  $1,032.30  $  911.39  $1,550.13  $3,263.47  $1,032.30  $1,675.97  $2,146.99  $3,263.47
with IPP Rider...........  $1,074.94  $1,047.23  $1,772.95  $3,688.88  $1,074.94  $1,801.53  $2,356.50  $3,688.88
with EBB Rider...........  $1,060.72  $1,002.09  $1,699.15  $3,549.21  $1,060.72  $1,759.81  $2,287.11  $3,549.21
with IPP & EBB Riders....  $1,103.36  $1,137.94  $1,922.00  $3,974.63  $1,103.36  $1,885.37  $2,496.64  $3,974.63
T. ROWE PRICE EQUITY
  INCOME PORTFOLIO II
without any Riders.......  $1,034.20  $  917.47  $1,560.14  $3,282.84  $1,034.20  $1,681.59  $2,156.41  $3,282.84
with IPP Rider...........  $1,076.83  $1,053.24  $1,782.75  $3,707.33  $1,076.83  $1,807.08  $2,365.72  $3,707.33
with EBB Rider...........  $1,062.62  $1,008.13  $1,709.02  $3,567.95  $1,062.62  $1,765.38  $2,296.39  $3,567.95
with IPP & EBB Riders....  $1,105.25  $1,143.89  $1,931.63  $3,992.44  $1,105.25  $1,890.87  $2,505.70  $3,992.44
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                           ----------------------------------------
INVESTMENT DIVISION          1 YR      3 YR       5 YR      10 YR
-------------------        -------  ---------  ---------  ---------

JANUS ASPEN SERIES
  BALANCED--SERVICE
  SHARES
without any Riders.......  $271.11  $  832.06  $1,419.00  $3,008.01
with IPP Rider...........  $317.17  $  969.01  $1,644.90  $3,445.76
with EBB Rider...........  $301.82  $  923.51  $1,570.09  $3,302.03
with IPP & EBB Riders....  $347.88  $1,060.44  $1,795.97  $3,739.77
JANUS ASPEN SERIES
  WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders.......  $281.35  $  862.63  $1,469.60  $3,107.05
with IPP Rider...........  $327.37  $  999.15  $1,694.32  $3,540.02
with EBB Rider...........  $312.03  $  953.78  $1,619.89  $3,397.85
with IPP & EBB Riders....  $358.05  $1,090.30  $1,844.60  $3,830.82
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders.......  $299.79  $  917.47  $1,560.14  $3,282.84
with IPP Rider...........  $345.72  $1,053.24  $1,782.75  $3,707.33
with EBB Rider...........  $330.41  $1,008.13  $1,709.02  $3,567.95
with IPP & EBB Riders....  $376.34  $1,143.89  $1,931.63  $3,992.44
MFS(R) RESEARCH
  SERIES--SERVICE CLASS
without any Riders.......  $302.85  $  926.59  $1,575.17  $3,311.85
with IPP Rider...........  $348.78  $1,062.23  $1,797.43  $3,734.94
with EBB Rider...........  $333.47  $1,017.16  $1,723.81  $3,596.01
with IPP & EBB Riders....  $379.39  $1,152.80  $1,946.07  $4,019.09
MFS(R) UTILITIES
  SERIES--SERVICE CLASS
without any Riders.......  $299.79  $  917.47  $1,560.14  $3,282.84
with IPP Rider...........  $345.72  $1,053.24  $1,782.75  $3,707.33
with EBB Rider...........  $330.41  $1,008.13  $1,709.02  $3,567.95
with IPP & EBB Riders....  $376.34  $1,143.89  $1,931.63  $3,992.44
NEUBERGER BERMAN AMT MID-
  CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders.......  $303.88  $  929.63  $1,580.17  $3,321.49
with IPP Rider...........  $349.80  $1,065.23  $1,802.31  $3,744.10
with EBB Rider...........  $334.49  $1,020.17  $1,728.74  $3,605.36
with IPP & EBB Riders....  $380.41  $1,155.77  $1,950.88  $4,027.96
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT
  CLASS
without any Riders.......  $321.29  $  981.20  $1,664.91  $3,483.99
with IPP Rider...........  $367.13  $1,116.09  $1,885.08  $3,898.76
with EBB Rider...........  $351.85  $1,071.26  $1,812.15  $3,762.57
with IPP & EBB Riders....  $397.69  $1,206.15  $2,032.32  $4,177.34
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT
  CLASS
without any Riders.......  $297.74  $  911.39  $1,550.13  $3,263.47
with IPP Rider...........  $343.68  $1,047.23  $1,772.95  $3,688.88
with EBB Rider...........  $328.37  $1,002.09  $1,699.15  $3,549.21
with IPP & EBB Riders....  $374.31  $1,137.94  $1,922.00  $3,974.63
T. ROWE PRICE EQUITY
  INCOME PORTFOLIO II
without any Riders.......  $299.79  $  917.47  $1,560.14  $3,282.84
with IPP Rider...........  $345.72  $1,053.24  $1,782.75  $3,707.33
with EBB Rider...........  $330.41  $1,008.13  $1,709.02  $3,567.95
with IPP & EBB Riders....  $376.34  $1,143.89  $1,931.63  $3,992.44

                                         EXPENSES IF YOU                             EXPENSES IF YOU
                                      ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                           ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
VAN ECK WORLDWIDE HARD
  ASSETS
without any Riders.......  $1,025.64  $  890.06  $1,514.95  $3,195.33  $1,025.64  $1,656.26  $2,113.92  $3,195.33
with IPP Rider...........  $1,068.31  $1,026.20  $1,738.61  $3,624.04  $1,068.31  $1,782.09  $2,324.21  $3,624.04
with EBB Rider...........  $1,054.09  $  980.98  $1,664.54  $3,483.30  $1,054.09  $1,740.29  $2,254.57  $3,483.30
with IPP & EBB Riders....  $1,096.75  $1,117.12  $1,888.20  $3,912.00  $1,096.75  $1,866.13  $2,464.87  $3,912.00
VAN KAMPEN UIF EMERGING
  MARKETS EQUITY--CLASS
  II
without any Riders.......  $1,113.09  $1,167.73  $1,968.82  $4,053.67  $1,113.09  $1,912.90  $2,540.65  $4,053.67
with IPP Rider...........  $1,155.36  $1,300.05  $2,181.91  $4,440.88  $1,155.36  $2,035.20  $2,740.98  $4,440.88
with EBB Rider...........  $1,141.27  $1,256.08  $2,111.32  $4,313.73  $1,141.27  $1,994.56  $2,674.62  $4,313.73
with IPP & EBB Riders....  $1,183.54  $1,388.40  $2,324.43  $4,700.95  $1,183.54  $2,116.86  $2,874.96  $4,700.95
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.......  $1,047.51  $  959.98  $1,630.08  $3,417.41  $1,047.51  $1,720.89  $2,222.17  $3,417.41
with IPP Rider...........  $1,090.08  $1,095.18  $1,851.08  $3,835.41  $1,090.08  $1,845.84  $2,429.95  $3,835.41
with EBB Rider...........  $1,075.89  $1,050.25  $1,777.88  $3,698.15  $1,075.89  $1,804.32  $2,361.13  $3,698.15
with IPP & EBB Riders....  $1,118.46  $1,185.43  $1,998.86  $4,116.14  $1,118.46  $1,929.26  $2,568.90  $4,116.14
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                           ----------------------------------------
INVESTMENT DIVISION          1 YR      3 YR       5 YR      10 YR
-------------------        -------  ---------  ---------  ---------
VAN ECK WORLDWIDE HARD
  ASSETS
without any Riders.......  $290.56  $  890.06  $1,514.95  $3,195.33
with IPP Rider...........  $336.54  $1,026.20  $1,738.61  $3,624.04
with EBB Rider...........  $321.21  $  980.98  $1,664.54  $3,483.30
with IPP & EBB Riders....  $367.19  $1,117.12  $1,888.20  $3,912.00
VAN KAMPEN UIF EMERGING
  MARKETS EQUITY--CLASS
  II
without any Riders.......  $384.79  $1,167.73  $1,968.82  $4,053.67
with IPP Rider...........  $430.34  $1,300.05  $2,181.91  $4,440.88
with EBB Rider...........  $415.16  $1,256.08  $2,111.32  $4,313.73
with IPP & EBB Riders....  $460.71  $1,388.40  $2,324.43  $4,700.95
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.......  $314.13  $  959.98  $1,630.08  $3,417.41
with IPP Rider...........  $360.00  $1,095.18  $1,851.08  $3,835.41
with EBB Rider...........  $344.71  $1,050.25  $1,777.88  $3,698.15
with IPP & EBB Riders....  $390.58  $1,185.43  $1,998.86  $4,116.14


FOR NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:

                                                  EXPENSES IF YOU                             EXPENSES IF YOU
                                               ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                                    ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION                    1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------                 ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
MAINSTAY VP BALANCED--SERVICE
  CLASS
without any Riders................  $1,017.09  $  862.63  $1,469.60  $3,107.05  $1,017.09  $1,630.90  $2,071.28  $3,107.05
with IPP Rider....................  $1,059.80  $  999.15  $1,694.32  $3,540.02  $1,059.80  $1,757.09  $2,282.57  $3,540.02
with EBB Rider....................  $1,045.56  $  953.78  $1,619.89  $3,397.85  $1,045.56  $1,715.15  $2,212.59  $3,397.85
with IPP & EBB Riders.............  $1,088.27  $1,090.30  $1,844.60  $3,830.82  $1,088.27  $1,841.34  $2,423.87  $3,830.82
MAINSTAY VP BOND--SERVICE CLASS
without any Riders................  $  990.48  $  776.90  $1,327.40  $2,827.26  $  990.48  $1,551.66  $1,937.56  $2,827.26
with IPP Rider....................  $1,033.30  $  914.60  $1,555.41  $3,273.69  $1,033.30  $1,678.93  $2,151.96  $3,273.69
with EBB Rider....................  $1,019.03  $  868.85  $1,479.89  $3,127.12  $1,019.03  $1,636.64  $2,080.95  $3,127.12
with IPP & EBB Riders.............  $1,061.85  $1,006.54  $1,707.90  $3,573.56  $1,061.85  $1,763.92  $2,295.35  $3,573.56
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders................  $1,000.93  $  810.64  $1,383.46  $2,938.12  $1,000.93  $1,582.84  $1,990.28  $2,938.12
with IPP Rider....................  $1,043.71  $  947.87  $1,610.17  $3,379.20  $1,043.71  $1,709.69  $2,203.45  $3,379.20
with EBB Rider....................  $1,029.45  $  902.26  $1,535.07  $3,234.37  $1,029.45  $1,667.53  $2,132.84  $3,234.37
with IPP & EBB Riders.............  $1,072.23  $1,039.50  $1,761.80  $3,675.49  $1,072.23  $1,794.39  $2,346.02  $3,675.49
MAINSTAY VP CASH MANAGEMENT
without any Riders................  $  961.96  $  684.50  $1,173.15  $2,518.72  $  961.96  $1,466.25  $1,792.52  $2,518.72
with IPP Rider....................  $1,004.92  $  823.47  $1,404.76  $2,980.03  $1,004.92  $1,594.71  $2,010.31  $2,980.03
with EBB Rider....................  $  990.60  $  777.30  $1,328.05  $2,828.56  $  990.60  $1,552.03  $1,938.18  $2,828.56
with IPP & EBB Riders.............  $1,033.55  $  916.26  $1,559.65  $3,289.84  $1,033.55  $1,680.47  $2,155.95  $3,289.84
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders................  $  995.23  $  792.25  $1,352.91  $2,877.80  $  995.23  $1,565.84  $1,961.56  $2,877.80
with IPP Rider....................  $1,038.03  $  929.72  $1,580.32  $3,321.79  $1,038.03  $1,692.91  $2,175.38  $3,321.79
with EBB Rider....................  $1,023.76  $  884.05  $1,505.01  $3,176.02  $1,023.76  $1,650.70  $2,104.57  $3,176.02
with IPP & EBB Riders.............  $1,066.57  $1,021.53  $1,732.43  $3,620.03  $1,066.57  $1,777.78  $2,318.41  $3,620.03
                                             EXPENSES IF YOU DO NOT
                                              SURRENDER YOUR POLICY
                                    ----------------------------------------
INVESTMENT DIVISION                   1 YR      3 YR       5 YR      10 YR
-------------------                 -------  ---------  ---------  ---------
MAINSTAY VP BALANCED--SERVICE
  CLASS
without any Riders................  $281.35  $  862.63  $1,469.60  $3,107.05
with IPP Rider....................  $327.37  $  999.15  $1,694.32  $3,540.02
with EBB Rider....................  $312.03  $  953.78  $1,619.89  $3,397.85
with IPP & EBB Riders.............  $358.05  $1,090.30  $1,844.60  $3,830.82
MAINSTAY VP BOND--SERVICE CLASS
without any Riders................  $252.67  $  776.90  $1,327.40  $2,827.26
with IPP Rider....................  $298.82  $  914.60  $1,555.41  $3,273.69
with EBB Rider....................  $283.44  $  868.85  $1,479.89  $3,127.12
with IPP & EBB Riders.............  $329.58  $1,006.54  $1,707.90  $3,573.56
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders................  $263.93  $  810.64  $1,383.46  $2,938.12
with IPP Rider....................  $310.03  $  947.87  $1,610.17  $3,379.20
with EBB Rider....................  $294.66  $  902.26  $1,535.07  $3,234.37
with IPP & EBB Riders.............  $340.76  $1,039.50  $1,761.80  $3,675.49
MAINSTAY VP CASH MANAGEMENT
without any Riders................  $221.94  $  684.50  $1,173.15  $2,518.72
with IPP Rider....................  $268.23  $  823.47  $1,404.76  $2,980.03
with EBB Rider....................  $252.80  $  777.30  $1,328.05  $2,828.56
with IPP & EBB Riders.............  $299.09  $  916.26  $1,559.65  $3,289.84
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders................  $257.79  $  792.25  $1,352.91  $2,877.80
with IPP Rider....................  $303.91  $  929.72  $1,580.32  $3,321.79
with EBB Rider....................  $288.54  $  884.05  $1,505.01  $3,176.02
with IPP & EBB Riders.............  $334.66  $1,021.53  $1,732.43  $3,620.03

                                         EXPENSES IF YOU                             EXPENSES IF YOU
                                      ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                           ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $1,003.79  $  819.83  $1,398.71  $2,968.14  $1,003.79  $1,591.34  $2,004.62  $2,968.14
with IPP Rider...........  $1,046.55  $  956.93  $1,625.07  $3,407.80  $1,046.55  $1,718.07  $2,217.45  $3,407.80
with EBB Rider...........  $1,032.30  $  911.37  $1,550.09  $3,263.41  $1,032.30  $1,675.95  $2,146.96  $3,263.41
with IPP & EBB Riders....  $1,075.06  $1,048.49  $1,776.45  $3,703.09  $1,075.06  $1,802.69  $2,359.80  $3,703.09
MAINSTAY VP
  CONVERTIBLE--SERVICE
  CLASS
without any Riders.......  $1,001.88  $  813.70  $1,388.55  $2,948.14  $1,001.88  $1,585.67  $1,995.06  $2,948.14
with IPP Rider...........  $1,044.66  $  950.90  $1,615.16  $3,388.76  $1,044.66  $1,712.49  $2,208.14  $3,388.76
with EBB Rider...........  $1,030.40  $  905.31  $1,540.09  $3,244.06  $1,030.40  $1,670.35  $2,137.56  $3,244.06
with IPP & EBB Riders....  $1,073.17  $1,042.50  $1,766.69  $3,684.70  $1,073.17  $1,797.16  $2,350.62  $3,684.70
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders.......  $1,026.60  $  893.12  $1,519.98  $3,205.09  $1,026.60  $1,659.08  $2,118.65  $3,205.09
with IPP Rider...........  $1,069.26  $1,029.22  $1,743.54  $3,633.37  $1,069.26  $1,784.88  $2,328.84  $3,633.37
with EBB Rider...........  $1,055.04  $  984.00  $1,669.49  $3,492.75  $1,055.04  $1,743.08  $2,259.23  $3,492.75
with IPP & EBB Riders....  $1,097.70  $1,120.10  $1,893.03  $3,920.96  $1,097.70  $1,868.88  $2,469.40  $3,920.96
MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders.......  $1,002.83  $  816.76  $1,393.62  $2,958.12  $1,002.83  $1,588.50  $1,999.83  $2,958.12
with IPP Rider...........  $1,045.60  $  953.91  $1,620.10  $3,398.28  $1,045.60  $1,715.27  $2,212.79  $3,398.28
with EBB Rider...........  $1,031.34  $  908.34  $1,545.09  $3,253.74  $1,031.34  $1,673.15  $2,142.26  $3,253.74
with IPP & EBB Riders....  $1,074.11  $1,045.49  $1,771.56  $3,693.88  $1,074.11  $1,799.92  $2,355.20  $3,693.88
MAINSTAY VP
  GOVERNMENT--SERVICE
  CLASS
without any Riders.......  $  992.38  $  783.04  $1,337.60  $2,847.49  $  992.38  $1,557.33  $1,947.16  $2,847.49
with IPP Rider...........  $1,035.20  $  920.65  $1,565.39  $3,292.98  $1,035.20  $1,684.53  $2,161.34  $3,292.98
with EBB Rider...........  $1,020.92  $  874.93  $1,489.94  $3,146.69  $1,020.92  $1,642.27  $2,090.40  $3,146.69
with IPP & EBB Riders....  $1,063.74  $1,012.54  $1,717.71  $3,592.16  $1,063.74  $1,769.46  $2,304.57  $3,592.16
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $1,014.24  $  853.46  $1,454.44  $3,077.45  $1,014.24  $1,622.42  $2,057.02  $3,077.45
with IPP Rider...........  $1,056.95  $  990.10  $1,679.50  $3,511.84  $1,056.95  $1,748.72  $2,268.64  $3,511.84
with EBB Rider...........  $1,042.72  $  944.70  $1,604.97  $3,369.21  $1,042.72  $1,706.76  $2,198.56  $3,369.21
with IPP & EBB Riders....  $1,085.43  $1,081.34  $1,830.03  $3,803.60  $1,085.43  $1,833.06  $2,410.17  $3,803.60
MAINSTAY VP HIGH YIELD
  CORPORATE BOND--SERVICE
  CLASS
without any Riders.......  $  997.13  $  798.39  $1,363.11  $2,897.95  $  997.13  $1,571.52  $1,971.14  $2,897.95
with IPP Rider...........  $1,039.92  $  935.78  $1,590.29  $3,340.98  $1,039.92  $1,698.51  $2,184.76  $3,340.98
with EBB Rider...........  $1,025.66  $  890.12  $1,515.04  $3,195.50  $1,025.66  $1,656.31  $2,114.00  $3,195.50
with IPP & EBB Riders....  $1,068.45  $1,027.53  $1,742.23  $3,638.55  $1,068.45  $1,783.32  $2,327.62  $3,638.55
MAINSTAY VP ICAP SELECT
  EQUITY--SERVICE CLASS
without any Riders.......  $1,018.99  $  868.74  $1,479.70  $3,126.75  $1,018.99  $1,636.54  $2,080.77  $3,126.75
with IPP Rider...........  $1,061.69  $1,005.17  $1,704.18  $3,558.77  $1,061.69  $1,762.65  $2,291.84  $3,558.77
with EBB Rider...........  $1,047.46  $  959.82  $1,629.82  $3,416.90  $1,047.46  $1,720.74  $2,221.92  $3,416.90
with IPP & EBB Riders....  $1,090.15  $1,096.26  $1,854.31  $3,848.92  $1,090.15  $1,846.85  $2,433.00  $3,848.92
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders.......  $1,031.35  $  908.34  $1,545.10  $3,253.77  $1,031.35  $1,673.15  $2,142.27  $3,253.77
with IPP Rider...........  $1,073.99  $1,044.24  $1,768.07  $3,679.66  $1,073.99  $1,798.76  $2,351.91  $3,679.66
with EBB Rider...........  $1,059.77  $  999.08  $1,694.21  $3,539.82  $1,059.77  $1,757.02  $2,282.47  $3,539.82
with IPP & EBB Riders....  $1,102.41  $1,134.96  $1,917.16  $3,965.70  $1,102.41  $1,882.62  $2,492.09  $3,965.70
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                           ----------------------------------------
INVESTMENT DIVISION          1 YR      3 YR       5 YR      10 YR
-------------------        -------  ---------  ---------  ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $267.01  $  819.83  $1,398.71  $2,968.14
with IPP Rider...........  $313.09  $  956.93  $1,625.07  $3,407.80
with EBB Rider...........  $297.73  $  911.37  $1,550.09  $3,263.41
with IPP & EBB Riders....  $343.82  $1,048.49  $1,776.45  $3,703.09
MAINSTAY VP
  CONVERTIBLE--SERVICE
  CLASS
without any Riders.......  $264.96  $  813.70  $1,388.55  $2,948.14
with IPP Rider...........  $311.05  $  950.90  $1,615.16  $3,388.76
with EBB Rider...........  $295.69  $  905.31  $1,540.09  $3,244.06
with IPP & EBB Riders....  $341.78  $1,042.50  $1,766.69  $3,684.70
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders.......  $291.59  $  893.12  $1,519.98  $3,205.09
with IPP Rider...........  $337.56  $1,029.22  $1,743.54  $3,633.37
with EBB Rider...........  $322.24  $  984.00  $1,669.49  $3,492.75
with IPP & EBB Riders....  $368.21  $1,120.10  $1,893.03  $3,920.96
MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders.......  $265.98  $  816.76  $1,393.62  $2,958.12
with IPP Rider...........  $312.07  $  953.91  $1,620.10  $3,398.28
with EBB Rider...........  $296.71  $  908.34  $1,545.09  $3,253.74
with IPP & EBB Riders....  $342.79  $1,045.49  $1,771.56  $3,693.88
MAINSTAY VP
  GOVERNMENT--SERVICE
  CLASS
without any Riders.......  $254.72  $  783.04  $1,337.60  $2,847.49
with IPP Rider...........  $300.86  $  920.65  $1,565.39  $3,292.98
with EBB Rider...........  $285.48  $  874.93  $1,489.94  $3,146.69
with IPP & EBB Riders....  $331.62  $1,012.54  $1,717.71  $3,592.16
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $278.27  $  853.46  $1,454.44  $3,077.45
with IPP Rider...........  $324.30  $  990.10  $1,679.50  $3,511.84
with EBB Rider...........  $308.96  $  944.70  $1,604.97  $3,369.21
with IPP & EBB Riders....  $354.99  $1,081.34  $1,830.03  $3,803.60
MAINSTAY VP HIGH YIELD
  CORPORATE BOND--SERVICE
  CLASS
without any Riders.......  $259.84  $  798.39  $1,363.11  $2,897.95
with IPP Rider...........  $305.95  $  935.78  $1,590.29  $3,340.98
with EBB Rider...........  $290.58  $  890.12  $1,515.04  $3,195.50
with IPP & EBB Riders....  $336.69  $1,027.53  $1,742.23  $3,638.55
MAINSTAY VP ICAP SELECT
  EQUITY--SERVICE CLASS
without any Riders.......  $283.40  $  868.74  $1,479.70  $3,126.75
with IPP Rider...........  $329.41  $1,005.17  $1,704.18  $3,558.77
with EBB Rider...........  $314.07  $  959.82  $1,629.82  $3,416.90
with IPP & EBB Riders....  $360.08  $1,096.26  $1,854.31  $3,848.92
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders.......  $296.71  $  908.34  $1,545.10  $3,253.77
with IPP Rider...........  $342.66  $1,044.24  $1,768.07  $3,679.66
with EBB Rider...........  $327.34  $  999.08  $1,694.21  $3,539.82
with IPP & EBB Riders....  $373.29  $1,134.96  $1,917.16  $3,965.70

                                         EXPENSES IF YOU                             EXPENSES IF YOU
                                      ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                           ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders.......  $1,015.19  $  856.53  $1,459.51  $3,087.34  $1,015.19  $1,625.26  $2,061.79  $3,087.34
with IPP Rider...........  $1,057.91  $  993.13  $1,684.46  $3,521.25  $1,057.91  $1,751.52  $2,273.30  $3,521.25
with EBB Rider...........  $1,043.67  $  947.74  $1,609.95  $3,378.77  $1,043.67  $1,709.57  $2,203.24  $3,378.77
with IPP & EBB Riders....  $1,086.38  $1,084.34  $1,834.89  $3,812.69  $1,086.38  $1,835.83  $2,414.74  $3,812.69
MAINSTAY VP MID CAP
  CORE--SERVICE CLASS
without any Riders.......  $1,001.88  $  813.70  $1,388.55  $2,948.14  $1,001.88  $1,585.67  $1,995.06  $2,948.14
with IPP Rider...........  $1,044.66  $  950.90  $1,615.16  $3,388.76  $1,044.66  $1,712.49  $2,208.14  $3,388.76
with EBB Rider...........  $1,030.40  $  905.31  $1,540.09  $3,244.06  $1,030.40  $1,670.35  $2,137.56  $3,244.06
with IPP & EBB Riders....  $1,073.17  $1,042.50  $1,766.69  $3,684.70  $1,073.17  $1,797.16  $2,350.62  $3,684.70
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders.......  $  991.42  $  779.97  $1,332.50  $2,837.39  $  991.42  $1,554.50  $1,942.36  $2,837.39
with IPP Rider...........  $1,034.25  $  917.62  $1,560.40  $3,283.36  $1,034.25  $1,681.73  $2,156.65  $3,283.36
with EBB Rider...........  $1,019.97  $  871.88  $1,484.91  $3,136.91  $1,019.97  $1,639.45  $2,085.67  $3,136.91
with IPP & EBB Riders....  $1,062.79  $1,009.54  $1,712.81  $3,582.85  $1,062.79  $1,766.69  $2,299.96  $3,582.85
MAINSTAY VP MID CAP
  VALUE--SERVICE CLASS
without any Riders.......  $1,011.39  $  844.30  $1,439.28  $3,047.76  $1,011.39  $1,613.96  $2,042.76  $3,047.76
with IPP Rider...........  $1,054.12  $  981.07  $1,664.69  $3,483.57  $1,054.12  $1,740.37  $2,254.71  $3,483.57
with EBB Rider...........  $1,039.88  $  935.62  $1,590.03  $3,340.48  $1,039.88  $1,698.37  $2,184.51  $3,340.48
with IPP & EBB Riders....  $1,082.61  $1,072.40  $1,815.45  $3,776.31  $1,082.61  $1,824.79  $2,396.47  $3,776.31
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $1,004.73  $  822.89  $1,403.78  $2,978.11  $1,004.73  $1,594.16  $2,009.39  $2,978.11
with IPP Rider...........  $1,047.49  $  959.95  $1,630.03  $3,417.29  $1,047.49  $1,720.85  $2,222.12  $3,417.29
with EBB Rider...........  $1,033.24  $  914.40  $1,555.09  $3,273.09  $1,033.24  $1,678.75  $2,151.66  $3,273.09
with IPP & EBB Riders....  $1,076.00  $1,051.47  $1,781.34  $3,712.28  $1,076.00  $1,805.45  $2,364.39  $3,712.28
MAINSTAY VP MODERATE
  GROWTH
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $1,008.53  $  835.13  $1,424.07  $3,017.97  $1,008.53  $1,605.48  $2,028.47  $3,017.97
with IPP Rider...........  $1,051.28  $  972.02  $1,649.84  $3,455.22  $1,051.28  $1,732.01  $2,240.75  $3,455.22
with EBB Rider...........  $1,037.03  $  926.53  $1,575.06  $3,311.64  $1,037.03  $1,689.96  $2,170.43  $3,311.64
with IPP & EBB Riders....  $1,079.77  $1,063.43  $1,800.83  $3,748.91  $1,079.77  $1,816.50  $2,382.72  $3,748.91
MAINSTAY VP S&P 500
  INDEX--SERVICE CLASS
without any Riders.......  $  970.51  $  712.29  $1,219.64  $2,612.26  $  970.51  $1,491.93  $1,836.23  $2,612.26
with IPP Rider...........  $1,013.43  $  850.87  $1,450.15  $3,069.04  $1,013.43  $1,620.02  $2,052.99  $3,069.04
with EBB Rider...........  $  999.12  $  804.81  $1,373.80  $2,919.05  $  999.12  $1,577.46  $1,981.19  $2,919.05
with IPP & EBB Riders....  $1,042.04  $  943.41  $1,604.32  $3,375.85  $1,042.04  $1,705.57  $2,197.96  $3,375.85
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders.......  $1,030.40  $  905.30  $1,540.08  $3,244.06  $1,030.40  $1,670.34  $2,137.55  $3,244.06
with IPP Rider...........  $1,073.04  $1,041.24  $1,763.17  $3,670.41  $1,073.04  $1,795.99  $2,347.30  $3,670.41
with EBB Rider...........  $1,058.83  $  996.07  $1,689.27  $3,530.41  $1,058.83  $1,754.24  $2,277.82  $3,530.41
with IPP & EBB Riders....  $1,101.47  $1,131.99  $1,912.34  $3,956.77  $1,101.47  $1,879.87  $2,487.56  $3,956.77
MAINSTAY VP TOTAL
  RETURN--SERVICE CLASS
without any Riders.......  $  999.03  $  804.51  $1,373.28  $2,918.03  $  999.03  $1,577.17  $1,980.70  $2,918.03
with IPP Rider...........  $1,041.82  $  941.83  $1,600.24  $3,360.12  $1,041.82  $1,704.10  $2,194.11  $3,360.12
with EBB Rider...........  $1,027.55  $  896.19  $1,525.05  $3,214.95  $1,027.55  $1,661.92  $2,123.42  $3,214.95
with IPP & EBB Riders....  $1,070.34  $1,033.52  $1,752.02  $3,657.03  $1,070.34  $1,788.85  $2,336.83  $3,657.03
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                           ----------------------------------------
INVESTMENT DIVISION          1 YR      3 YR       5 YR      10 YR
-------------------        -------  ---------  ---------  ---------
MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders.......  $279.30  $  856.53  $1,459.51  $3,087.34
with IPP Rider...........  $325.33  $  993.13  $1,684.46  $3,521.25
with EBB Rider...........  $309.99  $  947.74  $1,609.95  $3,378.77
with IPP & EBB Riders....  $356.01  $1,084.34  $1,834.89  $3,812.69
MAINSTAY VP MID CAP
  CORE--SERVICE CLASS
without any Riders.......  $264.96  $  813.70  $1,388.55  $2,948.14
with IPP Rider...........  $311.05  $  950.90  $1,615.16  $3,388.76
with EBB Rider...........  $295.69  $  905.31  $1,540.09  $3,244.06
with IPP & EBB Riders....  $341.78  $1,042.50  $1,766.69  $3,684.70
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders.......  $253.69  $  779.97  $1,332.50  $2,837.39
with IPP Rider...........  $299.83  $  917.62  $1,560.40  $3,283.36
with EBB Rider...........  $284.45  $  871.88  $1,484.91  $3,136.91
with IPP & EBB Riders....  $330.60  $1,009.54  $1,712.81  $3,582.85
MAINSTAY VP MID CAP
  VALUE--SERVICE CLASS
without any Riders.......  $275.20  $  844.30  $1,439.28  $3,047.76
with IPP Rider...........  $321.25  $  981.07  $1,664.69  $3,483.57
with EBB Rider...........  $305.90  $  935.62  $1,590.03  $3,340.48
with IPP & EBB Riders....  $351.95  $1,072.40  $1,815.45  $3,776.31
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $268.03  $  822.89  $1,403.78  $2,978.11
with IPP Rider...........  $314.11  $  959.95  $1,630.03  $3,417.29
with EBB Rider...........  $298.75  $  914.40  $1,555.09  $3,273.09
with IPP & EBB Riders....  $344.83  $1,051.47  $1,781.34  $3,712.28
MAINSTAY VP MODERATE
  GROWTH
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $272.13  $  835.13  $1,424.07  $3,017.97
with IPP Rider...........  $318.19  $  972.02  $1,649.84  $3,455.22
with EBB Rider...........  $302.83  $  926.53  $1,575.06  $3,311.64
with IPP & EBB Riders....  $348.89  $1,063.43  $1,800.83  $3,748.91
MAINSTAY VP S&P 500
  INDEX--SERVICE CLASS
without any Riders.......  $231.16  $  712.29  $1,219.64  $2,612.26
with IPP Rider...........  $277.40  $  850.87  $1,450.15  $3,069.04
with EBB Rider...........  $261.99  $  804.81  $1,373.80  $2,919.05
with IPP & EBB Riders....  $308.23  $  943.41  $1,604.32  $3,375.85
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders.......  $295.69  $  905.30  $1,540.08  $3,244.06
with IPP Rider...........  $341.64  $1,041.24  $1,763.17  $3,670.41
with EBB Rider...........  $326.32  $  996.07  $1,689.27  $3,530.41
with IPP & EBB Riders....  $372.28  $1,131.99  $1,912.34  $3,956.77
MAINSTAY VP TOTAL
  RETURN--SERVICE CLASS
without any Riders.......  $261.88  $  804.51  $1,373.28  $2,918.03
with IPP Rider...........  $307.99  $  941.83  $1,600.24  $3,360.12
with EBB Rider...........  $292.62  $  896.19  $1,525.05  $3,214.95
with IPP & EBB Riders....  $338.73  $1,033.52  $1,752.02  $3,657.03

                                         EXPENSES IF YOU                             EXPENSES IF YOU
                                      ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                           ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
MAINSTAY VP
  VALUE--SERVICE CLASS*
without any Riders.......  $  997.13  $  798.39  $1,363.11  $2,897.95  $  997.13  $1,571.52  $1,971.14  $2,897.95
with IPP Rider...........  $1,039.92  $  935.78  $1,590.29  $3,340.98  $1,039.92  $1,698.51  $2,184.76  $3,340.98
with EBB Rider...........  $1,025.66  $  890.12  $1,515.04  $3,195.50  $1,025.66  $1,656.31  $2,114.00  $3,195.50
with IPP & EBB Riders....  $1,068.45  $1,027.53  $1,742.23  $3,638.55  $1,068.45  $1,783.32  $2,327.62  $3,638.55
ALGER AMERICAN SMALLCAP
  GROWTH--CLASS S
  SHARES**
without any Riders.......  $1,030.40  $  905.30  $1,540.08  $3,244.06  $1,030.40  $1,670.34  $2,137.55  $3,244.06
with IPP Rider...........  $1,073.04  $1,041.24  $1,763.17  $3,670.41  $1,073.04  $1,795.99  $2,347.30  $3,670.41
with EBB Rider...........  $1,058.83  $  996.07  $1,689.27  $3,530.41  $1,058.83  $1,754.24  $2,277.82  $3,530.41
with IPP & EBB Riders....  $1,101.47  $1,131.99  $1,912.34  $3,956.77  $1,101.47  $1,879.87  $2,487.56  $3,956.77
CVS CALVERT SOCIAL
  BALANCED PORTFOLIO
without any Riders.......  $1,000.93  $  810.64  $1,383.46  $2,938.12  $1,000.93  $1,582.84  $1,990.28  $2,938.12
with IPP Rider...........  $1,043.71  $  947.87  $1,610.17  $3,379.20  $1,043.71  $1,709.69  $2,203.45  $3,379.20
with EBB Rider...........  $1,029.45  $  902.26  $1,535.07  $3,234.37  $1,029.45  $1,667.53  $2,132.84  $3,234.37
with IPP & EBB Riders....  $1,072.23  $1,039.50  $1,761.80  $3,675.49  $1,072.23  $1,794.39  $2,346.02  $3,675.49
COLUMBIA SMALL CAP VALUE
  FUND, VARIABLE
  SERIES--CLASS B
without any Riders.......  $1,023.74  $  883.97  $1,504.89  $3,175.79  $1,023.74  $1,650.63  $2,104.46  $3,175.79
with IPP Rider...........  $1,066.42  $1,020.20  $1,728.79  $3,605.45  $1,066.42  $1,776.54  $2,314.98  $3,605.45
with EBB Rider...........  $1,052.19  $  974.94  $1,654.63  $3,464.36  $1,052.19  $1,734.71  $2,245.25  $3,464.36
with IPP & EBB Riders....  $1,094.87  $1,111.16  $1,878.53  $3,894.02  $1,094.87  $1,860.62  $2,455.77  $3,894.02
DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE SHARES
without any Riders.......  $1,019.94  $  871.78  $1,484.75  $3,136.58  $1,019.94  $1,639.36  $2,085.52  $3,136.58
with IPP Rider...........  $1,062.63  $1,008.17  $1,709.11  $3,568.12  $1,062.63  $1,765.43  $2,296.47  $3,568.12
with EBB Rider...........  $1,048.40  $  962.85  $1,634.79  $3,426.41  $1,048.40  $1,723.54  $2,226.59  $3,426.41
with IPP & EBB Riders....  $1,091.09  $1,099.23  $1,859.14  $3,857.96  $1,091.09  $1,849.59  $2,437.54  $3,857.96
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE
  CLASS 2
without any Riders.......  $1,000.93  $  810.64  $1,383.46  $2,938.12  $1,000.93  $1,582.84  $1,990.28  $2,938.12
with IPP Rider...........  $1,043.71  $  947.87  $1,610.17  $3,379.20  $1,043.71  $1,709.69  $2,203.45  $3,379.20
with EBB Rider...........  $1,029.45  $  902.26  $1,535.07  $3,234.37  $1,029.45  $1,667.53  $2,132.84  $3,234.37
with IPP & EBB Riders....  $1,072.23  $1,039.50  $1,761.80  $3,675.49  $1,072.23  $1,794.39  $2,346.02  $3,675.49
FIDELITY(R) VIP EQUITY-
  INCOME--SERVICE CLASS 2
without any Riders.......  $  991.42  $  779.97  $1,332.50  $2,837.39  $  991.42  $1,554.50  $1,942.36  $2,837.39
with IPP Rider...........  $1,034.25  $  917.62  $1,560.40  $3,283.36  $1,034.25  $1,681.73  $2,156.65  $3,283.36
with EBB Rider...........  $1,019.97  $  871.88  $1,484.91  $3,136.91  $1,019.97  $1,639.45  $2,085.67  $3,136.91
with IPP & EBB Riders....  $1,062.79  $1,009.54  $1,712.81  $3,582.85  $1,062.79  $1,766.69  $2,299.96  $3,582.85
FIDELITY(R) VIP MID
  CAP--SERVICE CLASS 2
without any Riders.......  $1,001.88  $  813.70  $1,388.55  $2,948.14  $1,001.88  $1,585.67  $1,995.06  $2,948.14
with IPP Rider...........  $1,044.66  $  950.90  $1,615.16  $3,388.76  $1,044.66  $1,712.49  $2,208.14  $3,388.76
with EBB Rider...........  $1,030.40  $  905.31  $1,540.09  $3,244.06  $1,030.40  $1,670.35  $2,137.56  $3,244.06
with IPP & EBB Riders....  $1,073.17  $1,042.50  $1,766.69  $3,684.70  $1,073.17  $1,797.16  $2,350.62  $3,684.70
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                           ----------------------------------------
INVESTMENT DIVISION          1 YR      3 YR       5 YR      10 YR
-------------------        -------  ---------  ---------  ---------
MAINSTAY VP
  VALUE--SERVICE CLASS*
without any Riders.......  $259.84  $  798.39  $1,363.11  $2,897.95
with IPP Rider...........  $305.95  $  935.78  $1,590.29  $3,340.98
with EBB Rider...........  $290.58  $  890.12  $1,515.04  $3,195.50
with IPP & EBB Riders....  $336.69  $1,027.53  $1,742.23  $3,638.55
ALGER AMERICAN SMALLCAP
  GROWTH--CLASS S
  SHARES**
without any Riders.......  $295.69  $  905.30  $1,540.08  $3,244.06
with IPP Rider...........  $341.64  $1,041.24  $1,763.17  $3,670.41
with EBB Rider...........  $326.32  $  996.07  $1,689.27  $3,530.41
with IPP & EBB Riders....  $372.28  $1,131.99  $1,912.34  $3,956.77
CVS CALVERT SOCIAL
  BALANCED PORTFOLIO
without any Riders.......  $263.93  $  810.64  $1,383.46  $2,938.12
with IPP Rider...........  $310.03  $  947.87  $1,610.17  $3,379.20
with EBB Rider...........  $294.66  $  902.26  $1,535.07  $3,234.37
with IPP & EBB Riders....  $340.76  $1,039.50  $1,761.80  $3,675.49
COLUMBIA SMALL CAP VALUE
  FUND, VARIABLE
  SERIES--CLASS B
without any Riders.......  $288.51  $  883.97  $1,504.89  $3,175.79
with IPP Rider...........  $334.50  $1,020.20  $1,728.79  $3,605.45
with EBB Rider...........  $319.17  $  974.94  $1,654.63  $3,464.36
with IPP & EBB Riders....  $365.16  $1,111.16  $1,878.53  $3,894.02
DREYFUS IP TECHNOLOGY
  GROWTH--SERVICE SHARES
without any Riders.......  $284.42  $  871.78  $1,484.75  $3,136.58
with IPP Rider...........  $330.42  $1,008.17  $1,709.11  $3,568.12
with EBB Rider...........  $315.09  $  962.85  $1,634.79  $3,426.41
with IPP & EBB Riders....  $361.09  $1,099.23  $1,859.14  $3,857.96
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE
  CLASS 2
without any Riders.......  $263.93  $  810.64  $1,383.46  $2,938.12
with IPP Rider...........  $310.03  $  947.87  $1,610.17  $3,379.20
with EBB Rider...........  $294.66  $  902.26  $1,535.07  $3,234.37
with IPP & EBB Riders....  $340.76  $1,039.50  $1,761.80  $3,675.49
FIDELITY(R) VIP EQUITY-
  INCOME--SERVICE CLASS 2
without any Riders.......  $253.69  $  779.97  $1,332.50  $2,837.39
with IPP Rider...........  $299.83  $  917.62  $1,560.40  $3,283.36
with EBB Rider...........  $284.45  $  871.88  $1,484.91  $3,136.91
with IPP & EBB Riders....  $330.60  $1,009.54  $1,712.81  $3,582.85
FIDELITY(R) VIP MID
  CAP--SERVICE CLASS 2
without any Riders.......  $264.96  $  813.70  $1,388.55  $2,948.14
with IPP Rider...........  $311.05  $  950.90  $1,615.16  $3,388.76
with EBB Rider...........  $295.69  $  905.31  $1,540.09  $3,244.06
with IPP & EBB Riders....  $341.78  $1,042.50  $1,766.69  $3,684.70


 * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

 ** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                         EXPENSES IF YOU                             EXPENSES IF YOU
                                      ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                           ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
JANUS ASPEN SERIES
  BALANCED--SERVICE
  SHARES
without any Riders.......  $  993.33  $  786.11  $1,342.71  $2,857.61  $  993.33  $1,560.17  $1,951.96  $2,857.61
with IPP Rider...........  $1,036.14  $  923.68  $1,570.37  $3,302.60  $1,036.14  $1,687.33  $2,166.03  $3,302.60
with EBB Rider...........  $1,021.87  $  877.96  $1,494.96  $3,156.47  $1,021.87  $1,645.07  $2,095.12  $3,156.47
with IPP & EBB Riders....  $1,064.68  $1,015.54  $1,722.62  $3,601.45  $1,064.68  $1,772.24  $2,309.19  $3,601.45
JANUS ASPEN SERIES
  WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders.......  $1,002.83  $  816.76  $1,393.62  $2,958.12  $1,002.83  $1,588.50  $1,999.83  $2,958.12
with IPP Rider...........  $1,045.60  $  953.91  $1,620.10  $3,398.28  $1,045.60  $1,715.27  $2,212.79  $3,398.28
with EBB Rider...........  $1,031.34  $  908.34  $1,545.09  $3,253.74  $1,031.34  $1,673.15  $2,142.26  $3,253.74
with IPP & EBB Riders....  $1,074.11  $1,045.49  $1,771.56  $3,693.88  $1,074.11  $1,799.92  $2,355.20  $3,693.88
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders.......  $1,019.94  $  871.78  $1,484.75  $3,136.58  $1,019.94  $1,639.36  $2,085.52  $3,136.58
with IPP Rider...........  $1,062.63  $1,008.17  $1,709.11  $3,568.12  $1,062.63  $1,765.43  $2,296.47  $3,568.12
with EBB Rider...........  $1,048.40  $  962.85  $1,634.79  $3,426.41  $1,048.40  $1,723.54  $2,226.59  $3,426.41
with IPP & EBB Riders....  $1,091.09  $1,099.23  $1,859.14  $3,857.96  $1,091.09  $1,849.59  $2,437.54  $3,857.96
MFS(R) RESEARCH
  SERIES--SERVICE CLASS
without any Riders.......  $1,022.80  $  880.93  $1,499.86  $3,166.00  $1,022.80  $1,647.81  $2,099.73  $3,166.00
with IPP Rider...........  $1,065.47  $1,017.19  $1,723.86  $3,596.12  $1,065.47  $1,773.76  $2,310.35  $3,596.12
with EBB Rider...........  $1,051.25  $  971.91  $1,649.67  $3,454.89  $1,051.25  $1,731.91  $2,240.58  $3,454.89
with IPP & EBB Riders....  $1,093.93  $1,108.19  $1,873.69  $3,885.03  $1,093.93  $1,857.87  $2,451.22  $3,885.03
MFS(R) UTILITIES
  SERIES--SERVICE CLASS
without any Riders.......  $1,019.94  $  871.78  $1,484.75  $3,136.58  $1,019.94  $1,639.36  $2,085.52  $3,136.58
with IPP Rider...........  $1,062.63  $1,008.17  $1,709.11  $3,568.12  $1,062.63  $1,765.43  $2,296.47  $3,568.12
with EBB Rider...........  $1,048.40  $  962.85  $1,634.79  $3,426.41  $1,048.40  $1,723.54  $2,226.59  $3,426.41
with IPP & EBB Riders....  $1,091.09  $1,099.23  $1,859.14  $3,857.96  $1,091.09  $1,849.59  $2,437.54  $3,857.96
NEUBERGER BERMAN AMT MID-
  CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders.......  $1,023.74  $  883.97  $1,504.89  $3,175.79  $1,023.74  $1,650.63  $2,104.46  $3,175.79
with IPP Rider...........  $1,066.42  $1,020.20  $1,728.79  $3,605.45  $1,066.42  $1,776.54  $2,314.98  $3,605.45
with EBB Rider...........  $1,052.19  $  974.94  $1,654.63  $3,464.36  $1,052.19  $1,734.71  $2,245.25  $3,464.36
with IPP & EBB Riders....  $1,094.87  $1,111.16  $1,878.53  $3,894.02  $1,094.87  $1,860.62  $2,455.77  $3,894.02
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT
  CLASS
without any Riders.......  $1,039.90  $  935.70  $1,590.16  $3,340.74  $1,039.90  $1,698.44  $2,184.63  $3,340.74
with IPP Rider...........  $1,082.51  $1,071.22  $1,812.08  $3,762.44  $1,082.51  $1,823.70  $2,393.29  $3,762.44
with EBB Rider...........  $1,068.31  $1,026.20  $1,738.58  $3,623.98  $1,068.31  $1,782.08  $2,324.18  $3,623.98
with IPP & EBB Riders....  $1,110.91  $1,161.70  $1,960.49  $4,045.66  $1,110.91  $1,907.33  $2,532.83  $4,045.66
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT
  CLASS
without any Riders.......  $1,018.04  $  865.68  $1,474.66  $3,116.90  $1,018.04  $1,633.72  $2,076.03  $3,116.90
with IPP Rider...........  $1,060.74  $1,002.15  $1,699.25  $3,549.39  $1,060.74  $1,759.86  $2,287.20  $3,549.39
with EBB Rider...........  $1,046.51  $  956.81  $1,624.87  $3,407.40  $1,046.51  $1,717.95  $2,217.27  $3,407.40
with IPP & EBB Riders....  $1,089.21  $1,093.28  $1,849.45  $3,839.88  $1,089.21  $1,844.09  $2,428.44  $3,839.88
T. ROWE PRICE EQUITY
  INCOME PORTFOLIO II
without any Riders.......  $1,019.94  $  871.78  $1,484.75  $3,136.58  $1,019.94  $1,639.36  $2,085.52  $3,136.58
with IPP Rider...........  $1,062.63  $1,008.17  $1,709.11  $3,568.12  $1,062.63  $1,765.43  $2,296.47  $3,568.12
with EBB Rider...........  $1,048.40  $  962.85  $1,634.79  $3,426.41  $1,048.40  $1,723.54  $2,226.59  $3,426.41
with IPP & EBB Riders....  $1,091.09  $1,099.23  $1,859.14  $3,857.96  $1,091.09  $1,849.59  $2,437.54  $3,857.96
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                           ----------------------------------------
INVESTMENT DIVISION          1 YR      3 YR       5 YR      10 YR
-------------------        -------  ---------  ---------  ---------
JANUS ASPEN SERIES
  BALANCED--SERVICE
  SHARES
without any Riders.......  $255.74  $  786.11  $1,342.71  $2,857.61
with IPP Rider...........  $301.87  $  923.68  $1,570.37  $3,302.60
with EBB Rider...........  $286.49  $  877.96  $1,494.96  $3,156.47
with IPP & EBB Riders....  $332.63  $1,015.54  $1,722.62  $3,601.45
JANUS ASPEN SERIES
  WORLDWIDE
  GROWTH--SERVICE SHARES
without any Riders.......  $265.98  $  816.76  $1,393.62  $2,958.12
with IPP Rider...........  $312.07  $  953.91  $1,620.10  $3,398.28
with EBB Rider...........  $296.71  $  908.34  $1,545.09  $3,253.74
with IPP & EBB Riders....  $342.79  $1,045.49  $1,771.56  $3,693.88
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders.......  $284.42  $  871.78  $1,484.75  $3,136.58
with IPP Rider...........  $330.42  $1,008.17  $1,709.11  $3,568.12
with EBB Rider...........  $315.09  $  962.85  $1,634.79  $3,426.41
with IPP & EBB Riders....  $361.09  $1,099.23  $1,859.14  $3,857.96
MFS(R) RESEARCH
  SERIES--SERVICE CLASS
without any Riders.......  $287.50  $  880.93  $1,499.86  $3,166.00
with IPP Rider...........  $333.49  $1,017.19  $1,723.86  $3,596.12
with EBB Rider...........  $318.16  $  971.91  $1,649.67  $3,454.89
with IPP & EBB Riders....  $364.15  $1,108.19  $1,873.69  $3,885.03
MFS(R) UTILITIES
  SERIES--SERVICE CLASS
without any Riders.......  $284.42  $  871.78  $1,484.75  $3,136.58
with IPP Rider...........  $330.42  $1,008.17  $1,709.11  $3,568.12
with EBB Rider...........  $315.09  $  962.85  $1,634.79  $3,426.41
with IPP & EBB Riders....  $361.09  $1,099.23  $1,859.14  $3,857.96
NEUBERGER BERMAN AMT MID-
  CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders.......  $288.51  $  883.97  $1,504.89  $3,175.79
with IPP Rider...........  $334.50  $1,020.20  $1,728.79  $3,605.45
with EBB Rider...........  $319.17  $  974.94  $1,654.63  $3,464.36
with IPP & EBB Riders....  $365.16  $1,111.16  $1,878.53  $3,894.02
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT
  CLASS
without any Riders.......  $305.93  $  935.70  $1,590.16  $3,340.74
with IPP Rider...........  $351.84  $1,071.22  $1,812.08  $3,762.44
with EBB Rider...........  $336.54  $1,026.20  $1,738.58  $3,623.98
with IPP & EBB Riders....  $382.44  $1,161.70  $1,960.49  $4,045.66
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT
  CLASS
without any Riders.......  $282.37  $  865.68  $1,474.66  $3,116.90
with IPP Rider...........  $328.38  $1,002.15  $1,699.25  $3,549.39
with EBB Rider...........  $313.04  $  956.81  $1,624.87  $3,407.40
with IPP & EBB Riders....  $359.06  $1,093.28  $1,849.45  $3,839.88
T. ROWE PRICE EQUITY
  INCOME PORTFOLIO II
without any Riders.......  $284.42  $  871.78  $1,484.75  $3,136.58
with IPP Rider...........  $330.42  $1,008.17  $1,709.11  $3,568.12
with EBB Rider...........  $315.09  $  962.85  $1,634.79  $3,426.41
with IPP & EBB Riders....  $361.09  $1,099.23  $1,859.14  $3,857.96

                                         EXPENSES IF YOU                             EXPENSES IF YOU
                                      ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                           ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
VAN ECK WORLDWIDE HARD
  ASSETS
without any Riders.......  $1,011.39  $  844.30  $1,439.28  $3,047.76  $1,011.39  $1,613.96  $2,042.76  $3,047.76
with IPP Rider...........  $1,054.12  $  981.07  $1,664.69  $3,483.57  $1,054.12  $1,740.37  $2,254.71  $3,483.57
with EBB Rider...........  $1,039.88  $  935.62  $1,590.03  $3,340.48  $1,039.88  $1,698.37  $2,184.51  $3,340.48
with IPP & EBB Riders....  $1,082.61  $1,072.40  $1,815.45  $3,776.31  $1,082.61  $1,824.79  $2,396.47  $3,776.31
VAN KAMPEN UIF EMERGING
  MARKETS EQUITY--CLASS
  II
without any Riders.......  $1,098.83  $1,122.83  $1,896.02  $3,919.08  $1,098.83  $1,871.40  $2,472.21  $3,919.08
with IPP Rider...........  $1,141.17  $1,255.77  $2,110.82  $4,312.83  $1,141.17  $1,994.27  $2,674.15  $4,312.83
with EBB Rider...........  $1,127.06  $1,211.59  $2,039.68  $4,183.55  $1,127.06  $1,953.44  $2,607.27  $4,183.55
with IPP & EBB Riders....  $1,169.40  $1,344.53  $2,254.47  $4,577.28  $1,169.40  $2,076.31  $2,809.20  $4,577.28
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.......  $1,033.25  $  914.43  $1,555.13  $3,273.16  $1,033.25  $1,678.77  $2,151.69  $3,273.16
with IPP Rider...........  $1,075.88  $1,050.23  $1,777.85  $3,698.12  $1,075.88  $1,804.30  $2,361.10  $3,698.12
with EBB Rider...........  $1,061.67  $1,005.11  $1,704.09  $3,558.58  $1,061.67  $1,762.60  $2,291.76  $3,558.58
with IPP & EBB Riders....  $1,104.30  $1,140.92  $1,926.81  $3,983.54  $1,104.30  $1,888.12  $2,501.17  $3,983.54
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                           ----------------------------------------
INVESTMENT DIVISION          1 YR      3 YR       5 YR      10 YR
-------------------        -------  ---------  ---------  ---------
VAN ECK WORLDWIDE HARD
  ASSETS
without any Riders.......  $275.20  $  844.30  $1,439.28  $3,047.76
with IPP Rider...........  $321.25  $  981.07  $1,664.69  $3,483.57
with EBB Rider...........  $305.90  $  935.62  $1,590.03  $3,340.48
with IPP & EBB Riders....  $351.95  $1,072.40  $1,815.45  $3,776.31
VAN KAMPEN UIF EMERGING
  MARKETS EQUITY--CLASS
  II
without any Riders.......  $369.43  $1,122.83  $1,896.02  $3,919.08
with IPP Rider...........  $415.06  $1,255.77  $2,110.82  $4,312.83
with EBB Rider...........  $399.85  $1,211.59  $2,039.68  $4,183.55
with IPP & EBB Riders....  $445.47  $1,344.53  $2,254.47  $4,577.28
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.......  $298.76  $  914.43  $1,555.13  $3,273.16
with IPP Rider...........  $344.70  $1,050.23  $1,777.85  $3,698.12
with EBB Rider...........  $329.38  $1,005.11  $1,704.09  $3,558.58
with IPP & EBB Riders....  $375.32  $1,140.92  $1,926.81  $3,983.54


FOR NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

                                                  EXPENSES IF YOU                             EXPENSES IF YOU
                                               ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                                    ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION                    1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------                 ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
MAINSTAY VP BALANCED--SERVICE
  CLASS
without any Riders................  $1,017.09  $  862.63  $1,469.60  $3,107.05  $1,017.09  $1,630.90  $2,071.28  $3,107.05
with IPP Rider....................  $1,059.80  $  999.15  $1,694.32  $3,540.02  $1,059.80  $1,757.09  $2,282.57  $3,540.02
with EBB Rider....................  $1,045.56  $  953.78  $1,619.89  $3,397.85  $1,045.56  $1,715.15  $2,212.59  $3,397.85
with IPP & EBB Riders.............  $1,088.27  $1,090.30  $1,844.60  $3,830.82  $1,088.27  $1,841.34  $2,423.87  $3,830.82
MAINSTAY VP BOND--INITIAL CLASS
without any Riders................  $  966.71  $  699.95  $1,199.01  $2,570.80  $  966.71  $1,480.53  $1,816.83  $2,570.80
with IPP Rider....................  $1,009.64  $  838.70  $1,430.00  $3,029.58  $1,009.64  $1,608.78  $2,034.04  $3,029.58
with EBB Rider....................  $  995.33  $  792.59  $1,353.48  $2,878.91  $  995.33  $1,566.16  $1,962.09  $2,878.91
with IPP & EBB Riders.............  $1,038.27  $  931.35  $1,584.48  $3,337.72  $1,038.27  $1,694.42  $2,179.30  $3,337.72
MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders................  $  977.17  $  733.86  $1,255.66  $2,684.41  $  977.17  $1,511.87  $1,870.11  $2,684.41
with IPP Rider....................  $1,020.06  $  872.14  $1,485.34  $3,137.74  $1,020.06  $1,639.69  $2,086.08  $3,137.74
with EBB Rider....................  $1,005.76  $  826.20  $1,409.27  $2,988.88  $1,005.76  $1,597.22  $2,014.55  $2,988.88
with IPP & EBB Riders.............  $1,048.65  $  964.47  $1,638.95  $3,442.21  $1,048.65  $1,725.04  $2,230.52  $3,442.21
MAINSTAY VP CASH MANAGEMENT
without any Riders................  $  961.96  $  684.50  $1,173.15  $2,518.72  $  961.96  $1,466.25  $1,792.52  $2,518.72
with IPP Rider....................  $1,004.92  $  823.47  $1,404.76  $2,980.03  $1,004.92  $1,594.71  $2,010.31  $2,980.03
with EBB Rider....................  $  990.60  $  777.30  $1,328.05  $2,828.56  $  990.60  $1,552.03  $1,938.18  $2,828.56
with IPP & EBB Riders.............  $1,033.55  $  916.26  $1,559.65  $3,289.84  $1,033.55  $1,680.47  $2,155.95  $3,289.84
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders................  $  971.47  $  715.37  $1,224.79  $2,622.60  $  971.47  $1,494.79  $1,841.08  $2,622.60
with IPP Rider....................  $1,014.38  $  853.91  $1,455.18  $3,078.88  $1,014.38  $1,622.84  $2,057.72  $3,078.88
with EBB Rider....................  $1,000.08  $  807.87  $1,378.87  $2,929.06  $1,000.08  $1,580.28  $1,985.96  $2,929.06
with IPP & EBB Riders.............  $1,042.99  $  946.42  $1,609.28  $3,385.36  $1,042.99  $1,708.35  $2,202.62  $3,385.36
                                             EXPENSES IF YOU DO NOT
                                              SURRENDER YOUR POLICY
                                    ----------------------------------------
INVESTMENT DIVISION                   1 YR      3 YR       5 YR      10 YR
-------------------                 -------  ---------  ---------  ---------
MAINSTAY VP BALANCED--SERVICE
  CLASS
without any Riders................  $281.35  $  862.63  $1,469.60  $3,107.05
with IPP Rider....................  $327.37  $  999.15  $1,694.32  $3,540.02
with EBB Rider....................  $312.03  $  953.78  $1,619.89  $3,397.85
with IPP & EBB Riders.............  $358.05  $1,090.30  $1,844.60  $3,830.82
MAINSTAY VP BOND--INITIAL CLASS
without any Riders................  $227.06  $  699.95  $1,199.01  $2,570.80
with IPP Rider....................  $273.32  $  838.70  $1,430.00  $3,029.58
with EBB Rider....................  $257.90  $  792.59  $1,353.48  $2,878.91
with IPP & EBB Riders.............  $304.17  $  931.35  $1,584.48  $3,337.72
MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders................  $238.33  $  733.86  $1,255.66  $2,684.41
with IPP Rider....................  $284.54  $  872.14  $1,485.34  $3,137.74
with EBB Rider....................  $269.14  $  826.20  $1,409.27  $2,988.88
with IPP & EBB Riders.............  $315.35  $  964.47  $1,638.95  $3,442.21
MAINSTAY VP CASH MANAGEMENT
without any Riders................  $221.94  $  684.50  $1,173.15  $2,518.72
with IPP Rider....................  $268.23  $  823.47  $1,404.76  $2,980.03
with EBB Rider....................  $252.80  $  777.30  $1,328.05  $2,828.56
with IPP & EBB Riders.............  $299.09  $  916.26  $1,559.65  $3,289.84
MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders................  $232.19  $  715.37  $1,224.79  $2,622.60
with IPP Rider....................  $278.43  $  853.91  $1,455.18  $3,078.88
with EBB Rider....................  $263.01  $  807.87  $1,378.87  $2,929.06
with IPP & EBB Riders.............  $309.25  $  946.42  $1,609.28  $3,385.36

                                         EXPENSES IF YOU                             EXPENSES IF YOU
                                      ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                           ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $1,003.79  $  819.83  $1,398.71  $2,968.14  $1,003.79  $1,591.34  $2,004.62  $2,968.14
with IPP Rider...........  $1,046.55  $  956.93  $1,625.07  $3,407.80  $1,046.55  $1,718.07  $2,217.45  $3,407.80
with EBB Rider...........  $1,032.30  $  911.37  $1,550.09  $3,263.41  $1,032.30  $1,675.95  $2,146.96  $3,263.41
with IPP & EBB Riders....  $1,075.06  $1,048.49  $1,776.45  $3,703.09  $1,075.06  $1,802.69  $2,359.80  $3,703.09
MAINSTAY VP
  CONVERTIBLE--INITIAL
  CLASS
without any Riders.......  $  978.12  $  736.93  $1,260.79  $2,694.69  $  978.12  $1,514.71  $1,874.93  $2,694.69
with IPP Rider...........  $1,021.00  $  875.18  $1,490.36  $3,147.51  $1,021.00  $1,642.50  $2,090.79  $3,147.51
with EBB Rider...........  $1,006.71  $  829.23  $1,414.31  $2,998.80  $1,006.71  $1,600.03  $2,019.29  $2,998.80
with IPP & EBB Riders....  $1,049.59  $  967.48  $1,643.89  $3,451.64  $1,049.59  $1,727.82  $2,235.16  $3,451.64
MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders.......  $1,002.83  $  816.76  $1,393.62  $2,958.12  $1,002.83  $1,588.50  $1,999.83  $2,958.12
with IPP Rider...........  $1,045.60  $  953.91  $1,620.10  $3,398.28  $1,045.60  $1,715.27  $2,212.79  $3,398.28
with EBB Rider...........  $1,031.34  $  908.34  $1,545.09  $3,253.74  $1,031.34  $1,673.15  $2,142.26  $3,253.74
with IPP & EBB Riders....  $1,074.11  $1,045.49  $1,771.56  $3,693.88  $1,074.11  $1,799.92  $2,355.20  $3,693.88
MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders.......  $1,002.83  $  816.76  $1,393.62  $2,958.12  $1,002.83  $1,588.50  $1,999.83  $2,958.12
with IPP Rider...........  $1,045.60  $  953.91  $1,620.10  $3,398.28  $1,045.60  $1,715.27  $2,212.79  $3,398.28
with EBB Rider...........  $1,031.34  $  908.34  $1,545.09  $3,253.74  $1,031.34  $1,673.15  $2,142.26  $3,253.74
with IPP & EBB Riders....  $1,074.11  $1,045.49  $1,771.56  $3,693.88  $1,074.11  $1,799.92  $2,355.20  $3,693.88
MAINSTAY VP
  GOVERNMENT--INITIAL
  CLASS
without any Riders.......  $  968.61  $  706.12  $1,209.31  $2,591.53  $  968.61  $1,486.23  $1,826.52  $2,591.53
with IPP Rider...........  $1,011.54  $  844.78  $1,440.07  $3,049.33  $1,011.54  $1,614.40  $2,043.51  $3,049.33
with EBB Rider...........  $  997.23  $  798.70  $1,363.64  $2,899.01  $  997.23  $1,571.81  $1,971.64  $2,899.01
with IPP & EBB Riders....  $1,040.15  $  937.38  $1,594.40  $3,356.78  $1,040.15  $1,699.99  $2,188.63  $3,356.78
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $1,014.24  $  853.46  $1,454.44  $3,077.45  $1,014.24  $1,622.42  $2,057.02  $3,077.45
with IPP Rider...........  $1,056.95  $  990.10  $1,679.50  $3,511.84  $1,056.95  $1,748.72  $2,268.64  $3,511.84
with EBB Rider...........  $1,042.72  $  944.70  $1,604.97  $3,369.21  $1,042.72  $1,706.76  $2,198.56  $3,369.21
with IPP & EBB Riders....  $1,085.43  $1,081.34  $1,830.03  $3,803.60  $1,085.43  $1,833.06  $2,410.17  $3,803.60
MAINSTAY VP HIGH YIELD
  CORPORATE BOND--INITIAL
  CLASS
without any Riders.......  $  973.37  $  721.55  $1,235.09  $2,643.24  $  973.37  $1,500.49  $1,850.76  $2,643.24
with IPP Rider...........  $1,016.27  $  860.00  $1,465.24  $3,098.54  $1,016.27  $1,628.46  $2,067.18  $3,098.54
with EBB Rider...........  $1,001.97  $  813.98  $1,389.01  $2,949.04  $1,001.97  $1,585.93  $1,995.50  $2,949.04
with IPP & EBB Riders....  $1,044.87  $  952.44  $1,619.17  $3,404.33  $1,044.87  $1,713.92  $2,211.92  $3,404.33
MAINSTAY VP ICAP SELECT
  EQUITY--INITIAL CLASS
without any Riders.......  $  995.23  $  792.25  $1,352.91  $2,877.80  $  995.23  $1,565.84  $1,961.56  $2,877.80
with IPP Rider...........  $1,038.03  $  929.72  $1,580.32  $3,321.79  $1,038.03  $1,692.91  $2,175.38  $3,321.79
with EBB Rider...........  $1,023.76  $  884.05  $1,505.01  $3,176.02  $1,023.76  $1,650.70  $2,104.57  $3,176.02
with IPP & EBB Riders....  $1,066.57  $1,021.53  $1,732.43  $3,620.03  $1,066.57  $1,777.78  $2,318.41  $3,620.03
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders.......  $1,007.59  $  832.06  $1,419.00  $3,008.01  $1,007.59  $1,602.65  $2,023.69  $3,008.01
with IPP Rider...........  $1,050.34  $  969.01  $1,644.90  $3,445.76  $1,050.34  $1,729.23  $2,236.10  $3,445.76
with EBB Rider...........  $1,036.09  $  923.51  $1,570.09  $3,302.03  $1,036.09  $1,687.17  $2,165.76  $3,302.03
with IPP & EBB Riders....  $1,078.83  $1,060.44  $1,795.97  $3,739.77  $1,078.83  $1,813.74  $2,378.15  $3,739.77
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                           ----------------------------------------
INVESTMENT DIVISION          1 YR      3 YR       5 YR      10 YR
-------------------        -------  ---------  ---------  ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $267.01  $  819.83  $1,398.71  $2,968.14
with IPP Rider...........  $313.09  $  956.93  $1,625.07  $3,407.80
with EBB Rider...........  $297.73  $  911.37  $1,550.09  $3,263.41
with IPP & EBB Riders....  $343.82  $1,048.49  $1,776.45  $3,703.09
MAINSTAY VP
  CONVERTIBLE--INITIAL
  CLASS
without any Riders.......  $239.35  $  736.93  $1,260.79  $2,694.69
with IPP Rider...........  $285.56  $  875.18  $1,490.36  $3,147.51
with EBB Rider...........  $270.16  $  829.23  $1,414.31  $2,998.80
with IPP & EBB Riders....  $316.36  $  967.48  $1,643.89  $3,451.64
MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders.......  $265.98  $  816.76  $1,393.62  $2,958.12
with IPP Rider...........  $312.07  $  953.91  $1,620.10  $3,398.28
with EBB Rider...........  $296.71  $  908.34  $1,545.09  $3,253.74
with IPP & EBB Riders....  $342.79  $1,045.49  $1,771.56  $3,693.88
MAINSTAY VP FLOATING
  RATE--SERVICE CLASS
without any Riders.......  $265.98  $  816.76  $1,393.62  $2,958.12
with IPP Rider...........  $312.07  $  953.91  $1,620.10  $3,398.28
with EBB Rider...........  $296.71  $  908.34  $1,545.09  $3,253.74
with IPP & EBB Riders....  $342.79  $1,045.49  $1,771.56  $3,693.88
MAINSTAY VP
  GOVERNMENT--INITIAL
  CLASS
without any Riders.......  $229.11  $  706.12  $1,209.31  $2,591.53
with IPP Rider...........  $275.36  $  844.78  $1,440.07  $3,049.33
with EBB Rider...........  $259.94  $  798.70  $1,363.64  $2,899.01
with IPP & EBB Riders....  $306.20  $  937.38  $1,594.40  $3,356.78
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $278.27  $  853.46  $1,454.44  $3,077.45
with IPP Rider...........  $324.30  $  990.10  $1,679.50  $3,511.84
with EBB Rider...........  $308.96  $  944.70  $1,604.97  $3,369.21
with IPP & EBB Riders....  $354.99  $1,081.34  $1,830.03  $3,803.60
MAINSTAY VP HIGH YIELD
  CORPORATE BOND--INITIAL
  CLASS
without any Riders.......  $234.24  $  721.55  $1,235.09  $2,643.24
with IPP Rider...........  $280.47  $  860.00  $1,465.24  $3,098.54
with EBB Rider...........  $265.06  $  813.98  $1,389.01  $2,949.04
with IPP & EBB Riders....  $311.29  $  952.44  $1,619.17  $3,404.33
MAINSTAY VP ICAP SELECT
  EQUITY--INITIAL CLASS
without any Riders.......  $257.79  $  792.25  $1,352.91  $2,877.80
with IPP Rider...........  $303.91  $  929.72  $1,580.32  $3,321.79
with EBB Rider...........  $288.54  $  884.05  $1,505.01  $3,176.02
with IPP & EBB Riders....  $334.66  $1,021.53  $1,732.43  $3,620.03
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders.......  $271.11  $  832.06  $1,419.00  $3,008.01
with IPP Rider...........  $317.17  $  969.01  $1,644.90  $3,445.76
with EBB Rider...........  $301.82  $  923.51  $1,570.09  $3,302.03
with IPP & EBB Riders....  $347.88  $1,060.44  $1,795.97  $3,739.77

                                         EXPENSES IF YOU                             EXPENSES IF YOU
                                      ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                           ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
MAINSTAY VP LARGE CAP
  GROWTH--INITIAL CLASS
without any Riders.......  $  991.42  $  779.97  $1,332.50  $2,837.39  $  991.42  $1,554.50  $1,942.36  $2,837.39
with IPP Rider...........  $1,034.25  $  917.62  $1,560.40  $3,283.36  $1,034.25  $1,681.73  $2,156.65  $3,283.36
with EBB Rider...........  $1,019.97  $  871.88  $1,484.91  $3,136.91  $1,019.97  $1,639.45  $2,085.67  $3,136.91
with IPP & EBB Riders....  $1,062.79  $1,009.54  $1,712.81  $3,582.85  $1,062.79  $1,766.69  $2,299.96  $3,582.85
MAINSTAY VP MID CAP
  CORE--INITIAL CLASS
without any Riders.......  $1,001.88  $  813.70  $1,388.55  $2,948.14  $1,001.88  $1,585.67  $1,995.06  $2,948.14
with IPP Rider...........  $1,044.66  $  950.90  $1,615.16  $3,388.76  $1,044.66  $1,712.49  $2,208.14  $3,388.76
with EBB Rider...........  $1,030.40  $  905.31  $1,540.09  $3,244.06  $1,030.40  $1,670.35  $2,137.56  $3,244.06
with IPP & EBB Riders....  $1,073.17  $1,042.50  $1,766.69  $3,684.70  $1,073.17  $1,797.16  $2,350.62  $3,684.70
MAINSTAY VP MID CAP
  GROWTH--INITIAL CLASS
without any Riders.......  $  991.42  $  779.97  $1,332.50  $2,837.39  $  991.42  $1,554.50  $1,942.36  $2,837.39
with IPP Rider...........  $1,034.25  $  917.62  $1,560.40  $3,283.36  $1,034.25  $1,681.73  $2,156.65  $3,283.36
with EBB Rider...........  $1,019.97  $  871.88  $1,484.91  $3,136.91  $1,019.97  $1,639.45  $2,085.67  $3,136.91
with IPP & EBB Riders....  $1,062.79  $1,009.54  $1,712.81  $3,582.85  $1,062.79  $1,766.69  $2,299.96  $3,582.85
MAINSTAY VP MID CAP
  VALUE--INITIAL CLASS
without any Riders.......  $  987.62  $  767.69  $1,312.05  $2,796.82  $  987.62  $1,543.15  $1,923.13  $2,796.82
with IPP Rider...........  $1,030.46  $  905.51  $1,540.43  $3,244.73  $1,030.46  $1,670.53  $2,137.88  $3,244.73
with EBB Rider...........  $1,016.18  $  859.71  $1,464.78  $3,097.64  $1,016.18  $1,628.20  $2,066.74  $3,097.64
with IPP & EBB Riders....  $1,059.02  $  997.54  $1,693.16  $3,545.57  $1,059.02  $1,755.60  $2,281.49  $3,545.57
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $1,004.73  $  822.89  $1,403.78  $2,978.11  $1,004.73  $1,594.16  $2,009.39  $2,978.11
with IPP Rider...........  $1,047.49  $  959.95  $1,630.03  $3,417.29  $1,047.49  $1,720.85  $2,222.12  $3,417.29
with EBB Rider...........  $1,033.24  $  914.40  $1,555.09  $3,273.09  $1,033.24  $1,678.75  $2,151.66  $3,273.09
with IPP & EBB Riders....  $1,076.00  $1,051.47  $1,781.34  $3,712.28  $1,076.00  $1,805.45  $2,364.39  $3,712.28
MAINSTAY VP MODERATE
  GROWTH
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $1,008.53  $  835.13  $1,424.07  $3,017.97  $1,008.53  $1,605.48  $2,028.47  $3,017.97
with IPP Rider...........  $1,051.28  $  972.02  $1,649.84  $3,455.22  $1,051.28  $1,732.01  $2,240.75  $3,455.22
with EBB Rider...........  $1,037.03  $  926.53  $1,575.06  $3,311.64  $1,037.03  $1,689.96  $2,170.43  $3,311.64
with IPP & EBB Riders....  $1,079.77  $1,063.43  $1,800.83  $3,748.91  $1,079.77  $1,816.50  $2,382.72  $3,748.91
MAINSTAY VP S&P 500
  INDEX--INITIAL CLASS
without any Riders.......  $  946.76  $  635.00  $1,090.10  $2,350.41  $  946.76  $1,420.49  $1,714.42  $2,350.41
with IPP Rider...........  $  989.78  $  774.64  $1,323.63  $2,819.78  $  989.78  $1,549.57  $1,934.02  $2,819.78
with EBB Rider...........  $  975.44  $  728.24  $1,246.28  $2,665.65  $  975.44  $1,506.68  $1,861.29  $2,665.65
with IPP & EBB Riders....  $1,018.46  $  867.89  $1,479.81  $3,135.04  $1,018.46  $1,635.76  $2,080.88  $3,135.04
MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without any Riders.......  $1,006.63  $  829.01  $1,413.94  $2,998.06  $1,006.63  $1,599.82  $2,018.94  $2,998.06
with IPP Rider...........  $1,049.38  $  965.98  $1,639.94  $3,436.27  $1,049.38  $1,726.43  $2,231.44  $3,436.27
with EBB Rider...........  $1,035.13  $  920.47  $1,565.09  $3,292.39  $1,035.13  $1,684.36  $2,161.06  $3,292.39
with IPP & EBB Riders....  $1,077.89  $1,057.45  $1,791.09  $3,730.61  $1,077.89  $1,810.97  $2,373.56  $3,730.61
MAINSTAY VP TOTAL
  RETURN--INITIAL CLASS
without any Riders.......  $  975.27  $  727.70  $1,245.37  $2,663.85  $  975.27  $1,506.17  $1,860.43  $2,663.85
with IPP Rider...........  $1,018.16  $  866.08  $1,475.31  $3,118.17  $1,018.16  $1,634.09  $2,076.65  $3,118.17
with EBB Rider...........  $1,003.87  $  820.10  $1,399.15  $2,968.99  $1,003.87  $1,591.58  $2,005.03  $2,968.99
with IPP & EBB Riders....  $1,046.76  $  958.46  $1,629.07  $3,423.30  $1,046.76  $1,719.48  $2,221.23  $3,423.30
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                           ----------------------------------------
INVESTMENT DIVISION          1 YR      3 YR       5 YR      10 YR
-------------------        -------  ---------  ---------  ---------
MAINSTAY VP LARGE CAP
  GROWTH--INITIAL CLASS
without any Riders.......  $253.69  $  779.97  $1,332.50  $2,837.39
with IPP Rider...........  $299.83  $  917.62  $1,560.40  $3,283.36
with EBB Rider...........  $284.45  $  871.88  $1,484.91  $3,136.91
with IPP & EBB Riders....  $330.60  $1,009.54  $1,712.81  $3,582.85
MAINSTAY VP MID CAP
  CORE--INITIAL CLASS
without any Riders.......  $264.96  $  813.70  $1,388.55  $2,948.14
with IPP Rider...........  $311.05  $  950.90  $1,615.16  $3,388.76
with EBB Rider...........  $295.69  $  905.31  $1,540.09  $3,244.06
with IPP & EBB Riders....  $341.78  $1,042.50  $1,766.69  $3,684.70
MAINSTAY VP MID CAP
  GROWTH--INITIAL CLASS
without any Riders.......  $253.69  $  779.97  $1,332.50  $2,837.39
with IPP Rider...........  $299.83  $  917.62  $1,560.40  $3,283.36
with EBB Rider...........  $284.45  $  871.88  $1,484.91  $3,136.91
with IPP & EBB Riders....  $330.60  $1,009.54  $1,712.81  $3,582.85
MAINSTAY VP MID CAP
  VALUE--INITIAL CLASS
without any Riders.......  $249.59  $  767.69  $1,312.05  $2,796.82
with IPP Rider...........  $295.76  $  905.51  $1,540.43  $3,244.73
with EBB Rider...........  $280.37  $  859.71  $1,464.78  $3,097.64
with IPP & EBB Riders....  $326.53  $  997.54  $1,693.16  $3,545.57
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $268.03  $  822.89  $1,403.78  $2,978.11
with IPP Rider...........  $314.11  $  959.95  $1,630.03  $3,417.29
with EBB Rider...........  $298.75  $  914.40  $1,555.09  $3,273.09
with IPP & EBB Riders....  $344.83  $1,051.47  $1,781.34  $3,712.28
MAINSTAY VP MODERATE
  GROWTH
  ALLOCATION--SERVICE
  CLASS
without any Riders.......  $272.13  $  835.13  $1,424.07  $3,017.97
with IPP Rider...........  $318.19  $  972.02  $1,649.84  $3,455.22
with EBB Rider...........  $302.83  $  926.53  $1,575.06  $3,311.64
with IPP & EBB Riders....  $348.89  $1,063.43  $1,800.83  $3,748.91
MAINSTAY VP S&P 500
  INDEX--INITIAL CLASS
without any Riders.......  $205.56  $  635.00  $1,090.10  $2,350.41
with IPP Rider...........  $251.92  $  774.64  $1,323.63  $2,819.78
with EBB Rider...........  $236.46  $  728.24  $1,246.28  $2,665.65
with IPP & EBB Riders....  $282.82  $  867.89  $1,479.81  $3,135.04
MAINSTAY VP SMALL CAP
  GROWTH--INITIAL CLASS
without any Riders.......  $270.08  $  829.01  $1,413.94  $2,998.06
with IPP Rider...........  $316.15  $  965.98  $1,639.94  $3,436.27
with EBB Rider...........  $300.79  $  920.47  $1,565.09  $3,292.39
with IPP & EBB Riders....  $346.86  $1,057.45  $1,791.09  $3,730.61
MAINSTAY VP TOTAL
  RETURN--INITIAL CLASS
without any Riders.......  $236.28  $  727.70  $1,245.37  $2,663.85
with IPP Rider...........  $282.50  $  866.08  $1,475.31  $3,118.17
with EBB Rider...........  $267.10  $  820.10  $1,399.15  $2,968.99
with IPP & EBB Riders....  $313.32  $  958.46  $1,629.07  $3,423.30

                                         EXPENSES IF YOU                             EXPENSES IF YOU
                                      ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                           ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
MAINSTAY VP
  VALUE--INITIAL CLASS*
without any Riders.......  $  973.37  $  721.55  $1,235.09  $2,643.24  $  973.37  $1,500.49  $1,850.76  $2,643.24
with IPP Rider...........  $1,016.27  $  860.00  $1,465.24  $3,098.54  $1,016.27  $1,628.46  $2,067.18  $3,098.54
with EBB Rider...........  $1,001.97  $  813.98  $1,389.01  $2,949.04  $1,001.97  $1,585.93  $1,995.50  $2,949.04
with IPP & EBB Riders....  $1,044.87  $  952.44  $1,619.17  $3,404.33  $1,044.87  $1,713.92  $2,211.92  $3,404.33
ALGER AMERICAN SMALLCAP
  GROWTH--CLASS O
  SHARES**
without any Riders.......  $1,006.63  $  829.01  $1,413.94  $2,998.06  $1,006.63  $1,599.82  $2,018.94  $2,998.06
with IPP Rider...........  $1,049.38  $  965.98  $1,639.94  $3,436.27  $1,049.38  $1,726.43  $2,231.44  $3,436.27
with EBB Rider...........  $1,035.13  $  920.47  $1,565.09  $3,292.39  $1,035.13  $1,684.36  $2,161.06  $3,292.39
with IPP & EBB Riders....  $1,077.89  $1,057.45  $1,791.09  $3,730.61  $1,077.89  $1,810.97  $2,373.56  $3,730.61
CVS CALVERT SOCIAL
  BALANCED PORTFOLIO
without any Riders.......  $1,000.93  $  810.64  $1,383.46  $2,938.12  $1,000.93  $1,582.84  $1,990.28  $2,938.12
with IPP Rider...........  $1,043.71  $  947.87  $1,610.17  $3,379.20  $1,043.71  $1,709.69  $2,203.45  $3,379.20
with EBB Rider...........  $1,029.45  $  902.26  $1,535.07  $3,234.37  $1,029.45  $1,667.53  $2,132.84  $3,234.37
with IPP & EBB Riders....  $1,072.23  $1,039.50  $1,761.80  $3,675.49  $1,072.23  $1,794.39  $2,346.02  $3,675.49
COLUMBIA SMALL CAP VALUE
  FUND, VARIABLE
  SERIES--CLASS B
without any Riders.......  $1,023.74  $  883.97  $1,504.89  $3,175.79  $1,023.74  $1,650.63  $2,104.46  $3,175.79
with IPP Rider...........  $1,066.42  $1,020.20  $1,728.79  $3,605.45  $1,066.42  $1,776.54  $2,314.98  $3,605.45
with EBB Rider...........  $1,052.19  $  974.94  $1,654.63  $3,464.36  $1,052.19  $1,734.71  $2,245.25  $3,464.36
with IPP & EBB Riders....  $1,094.87  $1,111.16  $1,878.53  $3,894.02  $1,094.87  $1,860.62  $2,455.77  $3,894.02
DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without any Riders.......  $  996.18  $  795.31  $1,358.00  $2,887.87  $  996.18  $1,568.67  $1,966.34  $2,887.87
with IPP Rider...........  $1,038.98  $  932.76  $1,585.32  $3,331.40  $1,038.98  $1,695.72  $2,180.08  $3,331.40
with EBB Rider...........  $1,024.71  $  887.09  $1,510.03  $3,185.76  $1,024.71  $1,653.51  $2,109.29  $3,185.76
with IPP & EBB Riders....  $1,067.51  $1,024.53  $1,737.34  $3,629.30  $1,067.51  $1,780.55  $2,323.03  $3,629.30
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL
  CLASS
without any Riders.......  $  977.17  $  733.86  $1,255.66  $2,684.41  $  977.17  $1,511.87  $1,870.11  $2,684.41
with IPP Rider...........  $1,020.06  $  872.14  $1,485.34  $3,137.74  $1,020.06  $1,639.69  $2,086.08  $3,137.74
with EBB Rider...........  $1,005.76  $  826.20  $1,409.27  $2,988.88  $1,005.76  $1,597.22  $2,014.55  $2,988.88
with IPP & EBB Riders....  $1,048.65  $  964.47  $1,638.95  $3,442.21  $1,048.65  $1,725.04  $2,230.52  $3,442.21
FIDELITY(R) VIP EQUITY-
  INCOME--INITIAL CLASS
without any Riders.......  $  967.67  $  703.03  $1,204.16  $2,581.17  $  967.67  $1,483.38  $1,821.68  $2,581.17
with IPP Rider...........  $1,010.59  $  841.74  $1,435.04  $3,039.46  $1,010.59  $1,611.59  $2,038.78  $3,039.46
with EBB Rider...........  $  996.29  $  795.66  $1,358.57  $2,888.98  $  996.29  $1,568.99  $1,966.88  $2,888.98
with IPP & EBB Riders....  $1,039.21  $  934.37  $1,589.46  $3,347.27  $1,039.21  $1,697.21  $2,183.98  $3,347.27
FIDELITY(R) VIP MID
  CAP--SERVICE CLASS 2
without any Riders.......  $1,001.88  $  813.70  $1,388.55  $2,948.14  $1,001.88  $1,585.67  $1,995.06  $2,948.14
with IPP Rider...........  $1,044.66  $  950.90  $1,615.16  $3,388.76  $1,044.66  $1,712.49  $2,208.14  $3,388.76
with EBB Rider...........  $1,030.40  $  905.31  $1,540.09  $3,244.06  $1,030.40  $1,670.35  $2,137.56  $3,244.06
with IPP & EBB Riders....  $1,073.17  $1,042.50  $1,766.69  $3,684.70  $1,073.17  $1,797.16  $2,350.62  $3,684.70
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                           ----------------------------------------
INVESTMENT DIVISION          1 YR      3 YR       5 YR      10 YR
-------------------        -------  ---------  ---------  ---------
MAINSTAY VP
  VALUE--INITIAL CLASS*
without any Riders.......  $234.24  $  721.55  $1,235.09  $2,643.24
with IPP Rider...........  $280.47  $  860.00  $1,465.24  $3,098.54
with EBB Rider...........  $265.06  $  813.98  $1,389.01  $2,949.04
with IPP & EBB Riders....  $311.29  $  952.44  $1,619.17  $3,404.33
ALGER AMERICAN SMALLCAP
  GROWTH--CLASS O
  SHARES**
without any Riders.......  $270.08  $  829.01  $1,413.94  $2,998.06
with IPP Rider...........  $316.15  $  965.98  $1,639.94  $3,436.27
with EBB Rider...........  $300.79  $  920.47  $1,565.09  $3,292.39
with IPP & EBB Riders....  $346.86  $1,057.45  $1,791.09  $3,730.61
CVS CALVERT SOCIAL
  BALANCED PORTFOLIO
without any Riders.......  $263.93  $  810.64  $1,383.46  $2,938.12
with IPP Rider...........  $310.03  $  947.87  $1,610.17  $3,379.20
with EBB Rider...........  $294.66  $  902.26  $1,535.07  $3,234.37
with IPP & EBB Riders....  $340.76  $1,039.50  $1,761.80  $3,675.49
COLUMBIA SMALL CAP VALUE
  FUND, VARIABLE
  SERIES--CLASS B
without any Riders.......  $288.51  $  883.97  $1,504.89  $3,175.79
with IPP Rider...........  $334.50  $1,020.20  $1,728.79  $3,605.45
with EBB Rider...........  $319.17  $  974.94  $1,654.63  $3,464.36
with IPP & EBB Riders....  $365.16  $1,111.16  $1,878.53  $3,894.02
DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without any Riders.......  $258.82  $  795.31  $1,358.00  $2,887.87
with IPP Rider...........  $304.94  $  932.76  $1,585.32  $3,331.40
with EBB Rider...........  $289.56  $  887.09  $1,510.03  $3,185.76
with IPP & EBB Riders....  $335.68  $1,024.53  $1,737.34  $3,629.30
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL
  CLASS
without any Riders.......  $238.33  $  733.86  $1,255.66  $2,684.41
with IPP Rider...........  $284.54  $  872.14  $1,485.34  $3,137.74
with EBB Rider...........  $269.14  $  826.20  $1,409.27  $2,988.88
with IPP & EBB Riders....  $315.35  $  964.47  $1,638.95  $3,442.21
FIDELITY(R) VIP EQUITY-
  INCOME--INITIAL CLASS
without any Riders.......  $228.09  $  703.03  $1,204.16  $2,581.17
with IPP Rider...........  $274.35  $  841.74  $1,435.04  $3,039.46
with EBB Rider...........  $258.93  $  795.66  $1,358.57  $2,888.98
with IPP & EBB Riders....  $305.19  $  934.37  $1,589.46  $3,347.27
FIDELITY(R) VIP MID
  CAP--SERVICE CLASS 2
without any Riders.......  $264.96  $  813.70  $1,388.55  $2,948.14
with IPP Rider...........  $311.05  $  950.90  $1,615.16  $3,388.76
with EBB Rider...........  $295.69  $  905.31  $1,540.09  $3,244.06
with IPP & EBB Riders....  $341.78  $1,042.50  $1,766.69  $3,684.70


 * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

 ** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                         EXPENSES IF YOU                             EXPENSES IF YOU
                                      ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                           ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL
  SHARES
without any Riders.......  $  969.57  $  709.20  $1,214.47  $2,601.89  $  969.57  $1,489.08  $1,831.37  $2,601.89
with IPP Rider...........  $1,012.49  $  847.83  $1,445.11  $3,059.20  $1,012.49  $1,617.22  $2,048.25  $3,059.20
with EBB Rider...........  $  998.18  $  801.77  $1,368.73  $2,909.03  $  998.18  $1,574.64  $1,976.43  $2,909.03
with IPP & EBB Riders....  $1,041.10  $  940.39  $1,599.37  $3,366.32  $1,041.10  $1,702.78  $2,193.30  $3,366.32
JANUS ASPEN SERIES
  WORLDWIDE
  GROWTH--INSTITUTIONAL
  SHARES
without any Riders.......  $  979.07  $  740.02  $1,265.93  $2,704.95  $  979.07  $1,517.56  $1,879.77  $2,704.95
with IPP Rider...........  $1,021.95  $  878.22  $1,495.37  $3,157.28  $1,021.95  $1,645.31  $2,095.51  $3,157.28
with EBB Rider...........  $1,007.66  $  832.29  $1,419.38  $3,008.74  $1,007.66  $1,602.86  $2,024.05  $3,008.74
with IPP & EBB Riders....  $1,050.53  $  970.49  $1,648.82  $3,461.08  $1,050.53  $1,730.60  $2,239.80  $3,461.08
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders.......  $  996.18  $  795.31  $1,358.00  $2,887.87  $  996.18  $1,568.67  $1,966.34  $2,887.87
with IPP Rider...........  $1,038.98  $  932.76  $1,585.32  $3,331.40  $1,038.98  $1,695.72  $2,180.08  $3,331.40
with EBB Rider...........  $1,024.71  $  887.09  $1,510.03  $3,185.76  $1,024.71  $1,653.51  $2,109.29  $3,185.76
with IPP & EBB Riders....  $1,067.51  $1,024.53  $1,737.34  $3,629.30  $1,067.51  $1,780.55  $2,323.03  $3,629.30
MFS(R) RESEARCH
  SERIES--INITIAL CLASS
without any Riders.......  $  999.03  $  804.51  $1,373.28  $2,918.03  $  999.03  $1,577.17  $1,980.70  $2,918.03
with IPP Rider...........  $1,041.82  $  941.83  $1,600.24  $3,360.12  $1,041.82  $1,704.10  $2,194.11  $3,360.12
with EBB Rider...........  $1,027.55  $  896.19  $1,525.05  $3,214.95  $1,027.55  $1,661.92  $2,123.42  $3,214.95
with IPP & EBB Riders....  $1,070.34  $1,033.52  $1,752.02  $3,657.03  $1,070.34  $1,788.85  $2,336.83  $3,657.03
MFS(R) UTILITIES
  SERIES--SERVICE CLASS
without any Riders.......  $1,019.94  $  871.78  $1,484.75  $3,136.58  $1,019.94  $1,639.36  $2,085.52  $3,136.58
with IPP Rider...........  $1,062.63  $1,008.17  $1,709.11  $3,568.12  $1,062.63  $1,765.43  $2,296.47  $3,568.12
with EBB Rider...........  $1,048.40  $  962.85  $1,634.79  $3,426.41  $1,048.40  $1,723.54  $2,226.59  $3,426.41
with IPP & EBB Riders....  $1,091.09  $1,099.23  $1,859.14  $3,857.96  $1,091.09  $1,849.59  $2,437.54  $3,857.96
NEUBERGER BERMAN AMT MID-
  CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders.......  $1,023.74  $  883.97  $1,504.89  $3,175.79  $1,023.74  $1,650.63  $2,104.46  $3,175.79
with IPP Rider...........  $1,066.42  $1,020.20  $1,728.79  $3,605.45  $1,066.42  $1,776.54  $2,314.98  $3,605.45
with EBB Rider...........  $1,052.19  $  974.94  $1,654.63  $3,464.36  $1,052.19  $1,734.71  $2,245.25  $3,464.36
with IPP & EBB Riders....  $1,094.87  $1,111.16  $1,878.53  $3,894.02  $1,094.87  $1,860.62  $2,455.77  $3,894.02
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT
  CLASS
without any Riders.......  $1,039.90  $  935.70  $1,590.16  $3,340.74  $1,039.90  $1,698.44  $2,184.63  $3,340.74
with IPP Rider...........  $1,082.51  $1,071.22  $1,812.08  $3,762.44  $1,082.51  $1,823.70  $2,393.29  $3,762.44
with EBB Rider...........  $1,068.31  $1,026.20  $1,738.58  $3,623.98  $1,068.31  $1,782.08  $2,324.18  $3,623.98
with IPP & EBB Riders....  $1,110.91  $1,161.70  $1,960.49  $4,045.66  $1,110.91  $1,907.33  $2,532.83  $4,045.66
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT
  CLASS
without any Riders.......  $1,018.04  $  865.68  $1,474.66  $3,116.90  $1,018.04  $1,633.72  $2,076.03  $3,116.90
with IPP Rider...........  $1,060.74  $1,002.15  $1,699.25  $3,549.39  $1,060.74  $1,759.86  $2,287.20  $3,549.39
with EBB Rider...........  $1,046.51  $  956.81  $1,624.87  $3,407.40  $1,046.51  $1,717.95  $2,217.27  $3,407.40
with IPP & EBB Riders....  $1,089.21  $1,093.28  $1,849.45  $3,839.88  $1,089.21  $1,844.09  $2,428.44  $3,839.88
T. ROWE PRICE EQUITY
  INCOME PORTFOLIO
without any Riders.......  $  996.18  $  795.31  $1,358.00  $2,887.87  $  996.18  $1,568.67  $1,966.34  $2,887.87
with IPP Rider...........  $1,038.98  $  932.76  $1,585.32  $3,331.40  $1,038.98  $1,695.72  $2,180.08  $3,331.40
with EBB Rider...........  $1,024.71  $  887.09  $1,510.03  $3,185.76  $1,024.71  $1,653.51  $2,109.29  $3,185.76
with IPP & EBB Riders....  $1,067.51  $1,024.53  $1,737.34  $3,629.30  $1,067.51  $1,780.55  $2,323.03  $3,629.30
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                           ----------------------------------------
INVESTMENT DIVISION          1 YR      3 YR       5 YR      10 YR
-------------------        -------  ---------  ---------  ---------
JANUS ASPEN SERIES
  BALANCED--INSTITUTIONAL
  SHARES
without any Riders.......  $230.14  $  709.20  $1,214.47  $2,601.89
with IPP Rider...........  $276.39  $  847.83  $1,445.11  $3,059.20
with EBB Rider...........  $260.97  $  801.77  $1,368.73  $2,909.03
with IPP & EBB Riders....  $307.22  $  940.39  $1,599.37  $3,366.32
JANUS ASPEN SERIES
  WORLDWIDE
  GROWTH--INSTITUTIONAL
  SHARES
without any Riders.......  $240.38  $  740.02  $1,265.93  $2,704.95
with IPP Rider...........  $286.58  $  878.22  $1,495.37  $3,157.28
with EBB Rider...........  $271.18  $  832.29  $1,419.38  $3,008.74
with IPP & EBB Riders....  $317.39  $  970.49  $1,648.82  $3,461.08
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders.......  $258.82  $  795.31  $1,358.00  $2,887.87
with IPP Rider...........  $304.94  $  932.76  $1,585.32  $3,331.40
with EBB Rider...........  $289.56  $  887.09  $1,510.03  $3,185.76
with IPP & EBB Riders....  $335.68  $1,024.53  $1,737.34  $3,629.30
MFS(R) RESEARCH
  SERIES--INITIAL CLASS
without any Riders.......  $261.88  $  804.51  $1,373.28  $2,918.03
with IPP Rider...........  $307.99  $  941.83  $1,600.24  $3,360.12
with EBB Rider...........  $292.62  $  896.19  $1,525.05  $3,214.95
with IPP & EBB Riders....  $338.73  $1,033.52  $1,752.02  $3,657.03
MFS(R) UTILITIES
  SERIES--SERVICE CLASS
without any Riders.......  $284.42  $  871.78  $1,484.75  $3,136.58
with IPP Rider...........  $330.42  $1,008.17  $1,709.11  $3,568.12
with EBB Rider...........  $315.09  $  962.85  $1,634.79  $3,426.41
with IPP & EBB Riders....  $361.09  $1,099.23  $1,859.14  $3,857.96
NEUBERGER BERMAN AMT MID-
  CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders.......  $288.51  $  883.97  $1,504.89  $3,175.79
with IPP Rider...........  $334.50  $1,020.20  $1,728.79  $3,605.45
with EBB Rider...........  $319.17  $  974.94  $1,654.63  $3,464.36
with IPP & EBB Riders....  $365.16  $1,111.16  $1,878.53  $3,894.02
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT
  CLASS
without any Riders.......  $305.93  $  935.70  $1,590.16  $3,340.74
with IPP Rider...........  $351.84  $1,071.22  $1,812.08  $3,762.44
with EBB Rider...........  $336.54  $1,026.20  $1,738.58  $3,623.98
with IPP & EBB Riders....  $382.44  $1,161.70  $1,960.49  $4,045.66
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT
  CLASS
without any Riders.......  $282.37  $  865.68  $1,474.66  $3,116.90
with IPP Rider...........  $328.38  $1,002.15  $1,699.25  $3,549.39
with EBB Rider...........  $313.04  $  956.81  $1,624.87  $3,407.40
with IPP & EBB Riders....  $359.06  $1,093.28  $1,849.45  $3,839.88
T. ROWE PRICE EQUITY
  INCOME PORTFOLIO
without any Riders.......  $258.82  $  795.31  $1,358.00  $2,887.87
with IPP Rider...........  $304.94  $  932.76  $1,585.32  $3,331.40
with EBB Rider...........  $289.56  $  887.09  $1,510.03  $3,185.76
with IPP & EBB Riders....  $335.68  $1,024.53  $1,737.34  $3,629.30

                                         EXPENSES IF YOU                             EXPENSES IF YOU
                                      ANNUITIZE YOUR POLICY                       SURRENDER YOUR POLICY
                           ------------------------------------------  ------------------------------------------
INVESTMENT DIVISION           1 YR       3 YR       5 YR      10 YR       1 YR       3 YR       5 YR      10 YR
-------------------        ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
VAN ECK WORLDWIDE HARD
  ASSETS
without any Riders.......  $1,011.39  $  844.30  $1,439.28  $3,047.76  $1,011.39  $1,613.96  $2,042.76  $3,047.76
with IPP Rider...........  $1,054.12  $  981.07  $1,664.69  $3,483.57  $1,054.12  $1,740.37  $2,254.71  $3,483.57
with EBB Rider...........  $1,039.88  $  935.62  $1,590.03  $3,340.48  $1,039.88  $1,698.37  $2,184.51  $3,340.48
with IPP & EBB Riders....  $1,082.61  $1,072.40  $1,815.45  $3,776.31  $1,082.61  $1,824.79  $2,396.47  $3,776.31
VAN KAMPEN UIF EMERGING
  MARKETS EQUITY--CLASS I
without any Riders.......  $1,065.56  $1,017.48  $1,724.35  $3,597.04  $1,065.56  $1,774.03  $2,310.81  $3,597.04
with IPP Rider...........  $1,108.05  $1,151.87  $1,943.14  $4,006.36  $1,108.05  $1,898.25  $2,516.51  $4,006.36
with EBB Rider...........  $1,093.89  $1,107.22  $1,870.67  $3,871.95  $1,093.89  $1,856.98  $2,448.37  $3,871.95
with IPP & EBB Riders....  $1,136.37  $1,241.61  $2,089.46  $4,281.26  $1,136.37  $1,981.19  $2,654.07  $4,281.26
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.......  $1,033.25  $  914.43  $1,555.13  $3,273.16  $1,033.25  $1,678.77  $2,151.69  $3,273.16
with IPP Rider...........  $1,075.88  $1,050.23  $1,777.85  $3,698.12  $1,075.88  $1,804.30  $2,361.10  $3,698.12
with EBB Rider...........  $1,061.67  $1,005.11  $1,704.09  $3,558.58  $1,061.67  $1,762.60  $2,291.76  $3,558.58
with IPP & EBB Riders....  $1,104.30  $1,140.92  $1,926.81  $3,983.54  $1,104.30  $1,888.12  $2,501.17  $3,983.54
                                    EXPENSES IF YOU DO NOT
                                     SURRENDER YOUR POLICY
                           ----------------------------------------
INVESTMENT DIVISION          1 YR      3 YR       5 YR      10 YR
-------------------        -------  ---------  ---------  ---------
VAN ECK WORLDWIDE HARD
  ASSETS
without any Riders.......  $275.20  $  844.30  $1,439.28  $3,047.76
with IPP Rider...........  $321.25  $  981.07  $1,664.69  $3,483.57
with EBB Rider...........  $305.90  $  935.62  $1,590.03  $3,340.48
with IPP & EBB Riders....  $351.95  $1,072.40  $1,815.45  $3,776.31
VAN KAMPEN UIF EMERGING
  MARKETS EQUITY--CLASS I
without any Riders.......  $333.58  $1,017.48  $1,724.35  $3,597.04
with IPP Rider...........  $379.36  $1,151.87  $1,943.14  $4,006.36
with EBB Rider...........  $364.10  $1,107.22  $1,870.67  $3,871.95
with IPP & EBB Riders....  $409.89  $1,241.61  $2,089.46  $4,281.26
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders.......  $298.76  $  914.43  $1,555.13  $3,273.16
with IPP Rider...........  $344.70  $1,050.23  $1,777.85  $3,698.12
with EBB Rider...........  $329.38  $1,005.11  $1,704.09  $3,558.58
with IPP & EBB Riders....  $375.32  $1,140.92  $1,926.81  $3,983.54

   QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND
                 NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT ARE THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY?

     New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity are Flexible Premium Deferred Variable Retirement Annuity Policies issued by NYLIAC. We will apply a Credit to premiums paid in a percentage amount according to the Credit Rate schedule then in effect. The Credit Rate schedule may be changed. (See "CREDIT.") You may allocate premium payments to 43 Investment Divisions of the Separate Account, 42 of which are available to all policyholders, as well as the DCA Advantage Plan Account, and/or to the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected, the daily deduction of the Separate Account charges, and the interest credited on amounts in the Fixed Account and the DCA Advantage Plan Account.

2. WHAT IS THE CREDIT?

     The Credit is a percentage of each premium payment that is added to your Accumulation Value at the time of each premium payment. Credits are applied to the same Allocation Alternatives and/or the DCA Advantage Plan Account in the same percentages as your premium payments. The Credit Rate applicable to a premium payment varies, depending on the total amount of premiums received under the policy. We will deduct the amount of the Credit from the amount returned to you if you cancel your policy. (See "YOUR RIGHT TO CANCEL ("FREE LOOK.")) We may also deduct from the death benefit proceeds any Credit applied within the 12 months preceding the date of death of the owner or Annuitant. (See "CREDIT.")

3. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

         (i) SEPARATE ACCOUNT

             The Separate Account currently consists of 73 Investment Divisions, 42 of which are available to all policyholders. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

         (ii) FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of a 6-month DCA Advantage Plan Account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Account at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Account into the Investment Divisions and/or the Fixed Account. (See "THE DCA ADVANTAGE PLAN.")

4. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year subject to the Limits on Transfers. We currently do not charge for transfers. However, We reserve the right to charge up to $30 for each transfer after the first twelve in a given Policy Year. (See "TRANSFERS.")

     You can make transfers from the Fixed Account and the DCA Advantage Plan Account, although certain restrictions may apply. (See "THE FIXED ACCOUNT" and "THE DCA ADVANTAGE PLAN ACCOUNT.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options as described herein.

5. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date We start making Income Payments to you, We will deduct a policy service charge of $30 on each Policy Anniversary or upon surrender of the policy if on that date the Accumulation Value is below $100,000. In addition, We deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge is 1.60% (annualized) and 1.75% (annualized) of the daily average Variable Accumulation Value for New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, respectively. (See "SEPARATE ACCOUNT CHARGE.")

     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn or surrendered during the first eight Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                                                                  SURRENDER
PAYMENT YEAR                                                      CHARGE(1)
------------                                                      ---------
1...............................................................      8%
2...............................................................      8%
3...............................................................      8%
4...............................................................      7%
5...............................................................      6%
6...............................................................      5%
7...............................................................      4%
8...............................................................      3%
9+..............................................................      0%


     (1) For single premium policies, this chart is modified as indicated in Appendix 1 of this prospectus.

     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior Surrender Charge free withdrawals during the Policy Year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")

     If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1.00% of the amount that is guaranteed. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment (optional).") The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult your Registered Representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.

     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from the DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should consult your Registered Representative to determine the percentage We are currently charging before you elect this Rider. The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

6. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?(1)

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. Additional premium payments must be at least $2,000 or such lower amount as We may permit at any time. Subsequent premium payments must be sent to NYLIAC at one of the addresses listed in Question 18 of this Prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

     In some states, NYLIAC is offering an individual single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity policies ("policies"). Please check with your Registered Representative for current availability.

7. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and/or the DCA Advantage Plan Account you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. (See "THE POLICIES--Policy Application and Premium Payments.") We will apply the Credit on your premium payment to the Allocation Alternatives and the DCA Advantage Plan Account at the same time that We allocate your premium payment.

     You may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $100, or such lower amount as We may permit. The minimum amount which you may place in the DCA Advantage Plan Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and/or the DCA Advantage Plan Account and the number of Allocation Alternatives and the DCA Advantage Plan Account inclusively to which you may allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

8. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to applicable state laws. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.(1)

9. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.") Please note that certain withdrawal requests must be

----------
       1 For single premium policies, this is modified as indicated in Appendix
         1 of this prospectus.

made in writing and sent to NYLIAC's Variable Products Service Center. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals and Periodic Partial Withdrawals.")

10. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--INCOME PAYMENTS.") We may offer other options, at Our discretion, where permitted by state law.

11. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:

          (a) the Accumulation Value, less any outstanding loan balance, less Credit amounts applied within the 12 months immediately preceding the date of death,

          (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals, and surrender charges on those partial withdrawals, less any rider charges, or

          (c) the "reset value" (as described in this Prospectus) plus any additional premium payments and Credits made since the most recent "Reset Anniversary," unless the Credits occur within the immediately preceding 12 months of death in jurisdictions where permitted, less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges since the last Reset Anniversary.

     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 12. (Also see "DEATH BEFORE ANNUITY COMMENCEMENT" and "FEDERAL TAX MATTERS.")

12. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only; TSA and Inherited IRA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death. If you elect the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.

13. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 16 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation. Except in jurisdictions where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with the written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. We will set forth this provision in your policy. (See "THE POLICIES--Your Right to Cancel ("Free Look").")

14. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

15. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "LOANS.")

16. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?

     Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:

     REGULAR MAIL   NYLIAC Variable Products Service Center
                    Madison Square Station
                    P.O. Box 922
                    New York, NY 10159

     EXPRESS MAIL   NYLIAC Variable Products Service Center
                    51 Madison Avenue, Room 251
                    New York, NY 10010


     Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at VPSC at one of the addresses listed immediately above.

     Faxed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

17. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?

     A. BY TELEPHONE:

          Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES -- Virtual Service Center and Interactive Voice Response System.")

     B. BY INTERNET:

          Certain service requests, including but not limited to transferring assets between investment options and e-mailing your Registered Representative, may be effected via the Internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com/vsc and enter your user name and password. (See "THE POLICIES -- Virtual Service Center and Interactive Voice Response System.")

     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

18. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS AND LOAN REPAYMENTS?

     Subsequent premium payments and loan repayments must be sent to one of the following addresses:

     REGULAR MAIL   NYLIAC
                    75 Remittance Drive
                    Suite 3021
                    Chicago, IL 60675-3021


     EXPRESS MAIL   NYLIAC, Suite 3021
                    c/o The Northern Trust Bank
                    350 North Orleans Street
                    Receipt & Dispatch, 8th Floor
                    Chicago, IL 60654



          Subsequent premium payments and loan repayments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 18. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES -- Policy Application and Premium Payments.")

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2007, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                         CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2002 are derived from financial statements not included herein. Values and units shown are for full year periods beginning January 1, except where indicated.

     FOR NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY POLICIES:

     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

                                  MAINSTAY VP
                                   BALANCED--                           MAINSTAY VP BOND--
                                 SERVICE CLASS                            SERVICE CLASS
                          ---------------------------    -----------------------------------------------
                           2007      2006     2005(E)     2007      2006      2005      2004     2003(A)
                          ------    ------    -------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of
  period)..............   $11.35    $10.44     $10.00    $10.42    $10.15    $10.12    $ 9.91     $10.00
Accumulation Unit Value
  (end of period)......   $11.45    $11.35     $10.44    $10.90    $10.42    $10.15    $10.12     $ 9.91
Number of Units
  Outstanding
  (in 000s) (end of
  period)..............    2,897     2,638      1,825     2,528     2,380     2,427     1,936        640
                                                 MAINSTAY VP BOND--INITIAL CLASS
                          ----------------------------------------------------------------------------
                           2007      2006      2005      2004      2003      2002      2001      2000
                          ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of
  period)..............   $13.17    $12.80    $12.73    $12.43    $12.08    $11.21    $10.43    $10.00
Accumulation Unit Value
  (end of period)......   $13.81    $13.17    $12.80    $12.73    $12.43    $12.08    $11.21    $10.43
Number of Units
  Outstanding
  (in 000s) (end of
  period)..............    2,869     3,053     3,643     4,212     5,189     3,538       706        18


                                MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
                              ---------------------------------------------------
                               2007       2006       2005       2004      2003(A)
                              ------     ------     ------     ------     -------
Accumulation Unit Value
  (beginning of period)....   $12.56     $12.25     $11.52     $11.26      $10.00
Accumulation Unit Value
  (end of period)..........   $13.86     $12.56     $12.25     $11.52      $11.26
Number of Units Outstanding
  (in 000s) (end of
  period)..................    1,164      1,341      1,456      1,396         474
                                                MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                              -----------------------------------------------------------------------------------
                               2007       2006       2005       2004       2003       2002       2001       2000
                              ------     ------     ------     ------     ------     ------     ------     ------
Accumulation Unit Value
  (beginning of period)....   $ 6.26     $ 6.09     $ 5.71     $ 5.57     $ 4.46     $ 6.55     $ 8.67     $10.00
Accumulation Unit Value
  (end of period)..........   $ 6.93     $ 6.26     $ 6.09     $ 5.71     $ 5.57     $ 4.46     $ 6.55     $ 8.67
Number of Units Outstanding
  (in 000s) (end of
  period)..................    2,389      2,784      3,416      4,168      4,651      3,001      1,704        210


                                                          MAINSTAY VP CASH MANAGEMENT
                              -----------------------------------------------------------------------------------
                               2007       2006       2005       2004       2003       2002       2001       2000
                              ------     ------     ------     ------     ------     ------     ------     ------
Accumulation Unit Value
  (beginning of period)....   $ 1.06     $ 1.03     $ 1.02     $ 1.03     $ 1.04     $ 1.04     $ 1.02     $ 1.00
Accumulation Unit Value
  (end of period)..........   $ 1.10     $ 1.06     $ 1.03     $ 1.02     $ 1.03     $ 1.04     $ 1.04     $ 1.02
Number of Units Outstanding
  (in 000s) (end of
  period)..................   71,971     41,247     38,715     39,941     48,830     65,803     30,376      2,586
                                    MAINSTAY VP COMMON STOCK--SERVICE CLASS
                              ---------------------------------------------------
                               2007       2006       2005       2004      2003(A)
                              ------     ------     ------     ------     -------
Accumulation Unit Value
  (beginning of period)....   $14.91     $13.04     $12.34     $11.34      $10.00
Accumulation Unit Value
  (end of period)..........   $15.39     $14.91     $13.04     $12.34      $11.34
Number of Units Outstanding
  (in 000s) (end of
  period)..................    1,032      1,021        981        832         273


                                                              MAINSTAY VP COMMON STOCK--INITIAL CLASS
                                    ------------------------------------------------------------------------------------------
                                     2007        2006        2005        2004        2003        2002        2001        2000
                                    ------      ------      ------      ------      ------      ------      ------      ------
Accumulation Unit Value
  (beginning of period).........    $ 9.47      $ 8.26      $ 7.80      $ 7.14      $ 5.74      $ 7.70      $ 9.44      $10.00
Accumulation Unit Value
  (end of period)...............    $ 9.80      $ 9.47      $ 8.26      $ 7.80      $ 7.14      $ 5.74      $ 7.70      $ 9.44
Number of Units Outstanding
  (in 000s) (end of period).....     2,725       3,244       3,632       4,192       4,424       3,678       2,054         163
                                       MAINSTAY VP CONSERVATIVE
                                      ALLOCATION--SERVICE CLASS
                                    -----------------------------
                                        2007            2006(F)
                                    -----------       -----------
Accumulation Unit Value
  (beginning of period).........         $10.65            $10.00
Accumulation Unit Value
  (end of period)...............         $11.23            $10.65
Number of Units Outstanding
  (in 000s) (end of period).....          2,285               919


                                           MAINSTAY VP CONVERTIBLE--
                                                 SERVICE CLASS
                              ---------------------------------------------------
                               2007       2006       2005       2004      2003(A)
                              ------     ------     ------     ------     -------
Accumulation Unit Value
  (beginning of period)....   $13.03     $12.02     $11.49     $11.03      $10.00
Accumulation Unit Value
  (end of period)..........   $14.70     $13.03     $12.02     $11.49      $11.03
Number of Units Outstanding
  (in 000s) (end of
  period)..................    2,296      2,198      2,151      2,039         707
                                                     MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                              -----------------------------------------------------------------------------------
                               2007       2006       2005       2004       2003       2002       2001       2000
                              ------     ------     ------     ------     ------     ------     ------     ------
Accumulation Unit Value
  (beginning of period)....   $10.83     $ 9.97     $ 9.50     $ 9.10     $ 7.56     $ 8.34     $ 8.67     $10.00
Accumulation Unit Value
  (end of period)..........   $12.24     $10.83     $ 9.97     $ 9.50     $ 9.10     $ 7.56     $ 8.34     $ 8.67
Number of Units Outstanding
  (in 000s) (end of
  period)..................    2,876      3,037      3,436      4,391      4,559      2,708      1,125         81



---------------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(e) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

(f) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006).

                                  MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
                              ---------------------------------------------------
                               2007       2006       2005       2004      2003(A)
                              ------     ------     ------     ------     -------
Accumulation Unit Value
  (beginning of period)....   $14.49     $13.11     $11.92     $11.47      $10.00
Accumulation Unit Value
  (end of period)..........   $19.36     $14.49     $13.11     $11.92      $11.47
Number of Units Outstanding
  (in 000s) (end of
  period)..................      555        487        465        400         127
                                                  MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
                              -----------------------------------------------------------------------------------
                               2007       2006       2005       2004       2003       2002       2001       2000
                              ------     ------     ------     ------     ------     ------     ------     ------
Accumulation Unit Value
  (beginning of period)....   $10.17     $ 9.17     $ 8.32     $ 7.99     $ 5.86     $ 8.38     $ 9.19     $10.00
Accumulation Unit Value
  (end of period)..........   $13.62     $10.17      $9.17      $8.32      $7.99      $5.86      $8.38     $ 9.19
Number of Units Outstanding
  (in 000s) (end of
  period)..................      656        606        603        666        710        273        108          4


                                     MAINSTAY VP
                                   FLOATING RATE--                  MAINSTAY VP GOVERNMENT--
                                    SERVICE CLASS                        SERVICE CLASS
                              -------------------------   -------------------------------------------
                               2007     2006    2005(E)    2007     2006     2005     2004    2003(A)
                              ------   ------   -------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)....   $10.49   $10.08    $10.00   $10.09   $ 9.88   $ 9.83   $ 9.69    $10.00
Accumulation Unit Value
  (end of period)..........   $10.56   $10.49    $10.08   $10.57   $10.09   $ 9.88   $ 9.83    $ 9.69
Number of Units Outstanding
  (in 000s) (end of
  period)..................    4,851    3,923     1,272    1,723    1,691    1,645    1,310       422
                                              MAINSTAY VP GOVERNMENT--INITIAL CLASS
                              ---------------------------------------------------------------------
                               2007     2006     2005     2004     2003     2002     2001     2000
                              ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period)....   $12.53   $12.23   $12.14   $11.94   $11.91   $11.01   $10.49   $10.00
Accumulation Unit Value
  (end of period)..........   $13.15   $12.53   $12.23   $12.14   $11.94   $11.91   $11.01   $10.49
Number of Units Outstanding
  (in 000s) (end of
  period)..................    2,290    2,535    3,086    3,823    5,017    3,842      798        5


                                    MAINSTAY VP
                                      GROWTH                        MAINSTAY VP
                                   ALLOCATION--             HIGH YIELD CORPORATE BOND--
                                   SERVICE CLASS                   SERVICE CLASS
                                 ----------------   -------------------------------------------
                                  2007    2006(F)    2007     2006     2005     2004    2003(A)
                                 ------   -------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period).......   $10.85    $10.00   $13.95   $12.69   $12.56   $11.35    $10.00
Accumulation Unit Value
  (end of period).............   $11.76    $10.85   $14.01   $13.95   $12.69   $12.56    $11.35
Number of Units Outstanding
  (in 000s) (end of period)...    1,369       646    9,684    9,605    9,264    7,556     2,495
                                                MAINSTAY VP HIGH YIELD CORPORATE BOND--
                                                             INITIAL CLASS
                                 ---------------------------------------------------------------------
                                  2007     2006     2005     2004     2003     2002     2001     2000
                                 ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period).......   $15.77   $14.31   $14.12   $12.73   $ 9.48   $ 9.44   $ 9.15   $10.00
Accumulation Unit Value
  (end of period).............   $15.88   $15.77   $14.31   $14.12   $12.73   $ 9.48   $ 9.44   $ 9.15
Number of Units Outstanding
  (in 000s) (end of period)...    5,857    6,543    7,353    8,808    9,345    4,546    1,601       54


                                         MAINSTAY VP ICAP SELECT EQUITY--
                                                  SERVICE CLASS
                               ---------------------------------------------------
                                2007       2006       2005       2004      2003(A)
                               ------     ------     ------     ------     -------
Accumulation Unit Value
  (beginning of period).....   $14.97     $12.78     $12.34     $11.29      $10.00
Accumulation Unit Value
  (end of period)...........   $15.70     $14.97     $12.78     $12.34      $11.29
Number of Units Outstanding
  (in 000s) (end of
  period)...................    1,652        656        576        541         160
                                                        MAINSTAY VP ICAP SELECT EQUITY--
                                                                  INITIAL CLASS
                               ----------------------------------------------------------------------------------
                                2007       2006       2005       2004       2003       2002      2001       2000
                               ------     ------     ------     ------     ------     -----     ------     ------
Accumulation Unit Value
  (beginning of period).....   $12.44     $10.59     $10.21     $ 9.31     $ 7.40     $9.74     $10.37     $10.00
Accumulation Unit Value
  (end of period)...........   $13.08     $12.44     $10.59     $10.21     $ 9.31     $7.40     $ 9.74     $10.37
Number of Units Outstanding
  (in 000s) (end of
  period)...................    1,672      1,080      1,073      1,296      1,249       762        434         14


                                        MAINSTAY VP INTERNATIONAL EQUITY--
                                                  SERVICE CLASS
                               ---------------------------------------------------
                                2007       2006       2005       2004      2003(A)
                               ------     ------     ------     ------     -------
Accumulation Unit Value
  (beginning of period).....   $18.18     $14.11     $13.30     $11.55      $10.00
Accumulation Unit Value
  (end of period)...........   $18.73     $18.18     $14.11     $13.30      $11.55
Number of Units Outstanding
  (in 000s) (end of
  period)...................    2,712      2,432      1,907      1,262         254
                                                MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                               ---------------------------------------------------------------------------------
                                2007       2006       2005       2004       2003       2002      2001      2000
                               ------     ------     ------     ------     ------     -----     -----     ------
Accumulation Unit Value
  (beginning of period).....   $15.18     $11.75     $11.05     $ 9.57     $ 7.48     $7.95     $9.40     $10.00
Accumulation Unit Value
  (end of period)...........   $15.68     $15.18     $11.75     $11.05     $ 9.57     $7.48     $7.95     $ 9.40
Number of Units Outstanding
  (in 000s) (end of
  period)...................    1,879      1,981      1,576      1,377      1,110       481       134         12


                                          MAINSTAY VP LARGE CAP GROWTH
                                                 SERVICE CLASS
                              ---------------------------------------------------
                               2007       2006       2005       2004      2003(A)
                              ------     ------     ------     ------     -------
Accumulation Unit Value
  (beginning of period)....   $11.46     $10.89     $10.63     $11.08      $10.00
Accumulation Unit Value
  (end of period)..........   $13.65     $11.46     $10.89     $10.63      $11.08
Number of Units Outstanding
  (in 000s) (end of
  period)..................      943        768        624        598         247
                                                  MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                              -----------------------------------------------------------------------------------
                               2007       2006       2005       2004       2003       2002       2001       2000
                              ------     ------     ------     ------     ------     ------     ------     ------
Accumulation Unit Value
  (beginning of period)....   $ 6.19     $ 5.87     $ 5.72     $ 5.95     $ 4.72     $ 6.68     $ 8.13     $10.00
Accumulation Unit Value
  (end of period)..........   $ 7.40     $ 6.19     $ 5.87     $ 5.72     $ 5.95     $ 4.72     $ 6.68     $ 8.13
Number of Units Outstanding
  (in 000s) (end of
  period)..................    1,654      1,735      1,827      2,343      2,754      1,907      1,350        207


                                            MAINSTAY VP MID CAP CORE--
                                                  SERVICE CLASS
                           -----------------------------------------------------------
                            2007         2006         2005         2004        2003(A)
                           ------       ------       ------       ------       -------
Accumulation Unit Value
  (beginning of
  period)...............   $18.04       $15.99       $14.06       $11.72        $10.00
Accumulation Unit Value
  (end of period).......   $18.60       $18.04       $15.99       $14.06        $11.72
Number of Units
  Outstanding
  (in 000s) (end of
  period)...............    1,557        1,522        1,375          931           237
                                                        MAINSTAY VP MID CAP CORE--
                                                               INITIAL CLASS
                           ------------------------------------------------------------------------------------
                            2007         2006         2005         2004         2003         2002       2001(B)
                           ------       ------       ------       ------       ------       -----       -------
Accumulation Unit Value
  (beginning of
  period)...............   $17.27       $15.27       $13.39       $11.13       $ 8.35       $9.74        $10.00
Accumulation Unit Value
  (end of period).......   $17.85       $17.27       $15.27       $13.39       $11.13       $8.35        $ 9.74
Number of Units
  Outstanding
  (in 000s) (end of
  period)...............    1,012        1,182        1,348        1,182        1,040         420            25


                                           MAINSTAY VP MID CAP GROWTH--
                                                  SERVICE CLASS
                           -----------------------------------------------------------
                            2007         2006         2005         2004        2003(A)
                           ------       ------       ------       ------       -------
Accumulation Unit Value
  (beginning of
  period)...............   $17.54       $16.35       $14.23       $11.82        $10.00
Accumulation Unit Value
  (end of period).......   $19.93       $17.54       $16.35       $14.23        $11.82
Number of Units
  Outstanding
  (in 000s) (end of
  period)...............    1,970        2,040        2,054        1,494           434
                                                        MAINSTAY VP MID CAP GROWTH--
                                                               INITIAL CLASS
                           -------------------------------------------------------------------------------------
                            2007         2006         2005         2004         2003         2002        2001(B)
                           ------       ------       ------       ------       ------       ------       -------
Accumulation Unit Value
  (beginning of
  period)...............   $13.93       $12.96       $11.24       $ 9.32       $ 6.54       $ 9.30        $10.00
Accumulation Unit Value
  (end of period).......   $15.87       $13.93       $12.96       $11.24       $ 9.32        $6.54        $ 9.30
Number of Units
  Outstanding
  (in 000s) (end of
  period)...............    1,505        1,697        2,077        1,958        1,901          606            39



---------------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(b) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(e) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(f) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                           MAINSTAY VP MID CAP VALUE--
                                                  SERVICE CLASS
                           -----------------------------------------------------------
                            2007         2006         2005         2004        2003(A)
                           ------       ------       ------       ------       -------
Accumulation Unit Value
  (beginning of
  period)...............   $15.71       $14.03       $13.52       $11.72        $10.00
Accumulation Unit Value
  (end of period).......   $15.24       $15.71       $14.03       $13.52        $11.72
Number of Units
  Outstanding
  (in 000s) (end of
  period)...............    2,809        2,992        2,962        1,910           550
                                                        MAINSTAY VP MID CAP VALUE--
                                                               INITIAL CLASS
                           -------------------------------------------------------------------------------------
                            2007         2006         2005         2004         2003         2002        2001(B)
                           ------       ------       ------       ------       ------       ------       -------
Accumulation Unit Value
  (beginning of
  period)...............   $14.36       $12.79       $12.30       $10.63       $ 8.38       $ 9.96        $10.00
Accumulation Unit Value
  (end of period).......   $13.97       $14.36       $12.79       $12.30       $10.63       $ 8.38        $ 9.96
Number of Units
  Outstanding
  (in 000s) (end of
  period)...............    2,456        2,953        3,378        3,255        2,903        1,806           141


                                                    MAINSTAY VP
                                 MAINSTAY VP         MODERATE
                                  MODERATE            GROWTH
                                ALLOCATION--       ALLOCATION--             MAINSTAY VP S&P 500 INDEX--
                                SERVICE CLASS      SERVICE CLASS                   SERVICE CLASS
                              ----------------   ----------------   -------------------------------------------
                               2007    2006(F)    2007    2006(F)    2007     2006     2005     2004    2003(A)
                              ------   -------   ------   -------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)....   $10.69    $10.00   $10.85    $10.00   $14.16   $12.49   $12.15   $11.20    $10.00
Accumulation Unit Value
  (end of period)..........   $11.41    $10.69   $11.66    $10.85   $14.62   $14.16   $12.49   $12.15    $11.20
Number of Units Outstanding
  (in 000s) (end of
  period)..................    3,557     2,025    3,735     2,290    4,480    4,970    5,119    4,261     1,215
                                             MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                              ---------------------------------------------------------------------
                               2007     2006     2005     2004     2003     2002     2001     2000
                              ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit Value
  (beginning of period)....   $ 9.75   $ 8.58   $ 8.32   $ 7.65   $ 6.07   $ 7.92   $ 9.16   $10.00
Accumulation Unit Value
  (end of period)..........   $10.10   $ 9.75   $ 8.58   $ 8.32   $ 7.65   $ 6.07   $ 7.92   $ 9.16
Number of Units Outstanding
  (in 000s) (end of
  period)..................    5,662    7,380    8,434    9,241    9,253    6,206    2,120      217


                                          MAINSTAY VP SMALL CAP GROWTH--
                                                  SERVICE CLASS
                           -----------------------------------------------------------
                            2007         2006         2005         2004        2003(A)
                           ------       ------       ------       ------       -------
Accumulation Unit Value
  (beginning of
  period)...............   $14.11       $13.52       $13.23       $12.32        $10.00
Accumulation Unit Value
  (end of period).......   $13.41       $14.11       $13.52       $13.23        $12.32
Number of Units
  Outstanding
  (in 000s) (end of
  period)...............    1,312        1,475        1,509        1,265           384
                                                       MAINSTAY VP SMALL CAP GROWTH--
                                                               INITIAL CLASS
                           -------------------------------------------------------------------------------------
                            2007         2006         2005         2004         2003         2002        2001(B)
                           ------       ------       ------       ------       ------       ------       -------
Accumulation Unit Value
  (beginning of
  period)...............   $11.04       $10.55       $10.30       $ 9.56       $ 6.86       $ 9.47        $10.00
Accumulation Unit Value
  (end of period).......   $10.51       $11.04       $10.55       $10.30       $ 9.56        $6.86        $ 9.47
Number of Units
  Outstanding
  (in 000s) (end of
  period)...............    1,036        1,335        1,527        1,804        1,879          782            83


                                          MAINSTAY VP TOTAL RETURN--
                                                 SERVICE CLASS
                             ----------------------------------------------------
                              2007       2006       2005       2004       2003(A)
                             ------     ------     ------     ------      -------
Accumulation Unit Value
  (beginning of period)...   $12.57     $11.69     $11.19     $10.71       $10.00
Accumulation Unit Value
  (end of period).........   $13.26     $12.57     $11.69     $11.19       $10.71
Number of Units
  Outstanding
  (in 000s) (end of
  period).................    1,219      1,372      1,394      1,209          399
                                                      MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                             -----------------------------------------------------------------------------------------
                              2007        2006       2005        2004        2003        2002        2001        2000
                             ------      ------     ------      ------      ------      ------      ------      ------
Accumulation Unit Value
  (beginning of period)...   $ 8.87      $ 8.23     $ 7.85      $ 7.50      $ 6.37      $ 7.75      $ 8.82      $10.00
Accumulation Unit Value
  (end of period).........   $ 9.38      $ 8.87     $ 8.23      $ 7.85      $ 7.50      $ 6.37       $7.75      $ 8.82
Number of Units
  Outstanding
  (in 000s) (end of
  period).................    1,627       1,924      2,210       2,767       2,868       1,762         717          56


                                             MAINSTAY VP VALUE--
                                                SERVICE CLASS
                             ---------------------------------------------------
                              2007       2006       2005       2004      2003(A)
                             ------     ------     ------     ------     -------
Accumulation Unit Value
  (beginning of period)...   $15.27     $13.08     $12.54     $11.48      $10.00
Accumulation Unit Value
  (end of period).........   $15.31     $15.27     $13.08     $12.54      $11.48
Number of Units
  Outstanding
  (in 000s) (end of
  period).................    1,929      2,003      1,841      1,546         440
                                                         MAINSTAY VP VALUE--INITIAL CLASS
                             ----------------------------------------------------------------------------------------
                              2007        2006        2005        2004        2003        2002       2001       2000
                             ------      ------      ------      ------      ------      ------     ------     ------
Accumulation Unit Value
  (beginning of period)...   $13.63      $11.65      $11.14      $10.17      $ 8.11      $10.44     $10.57     $10.00
Accumulation Unit Value
  (end of period).........   $13.70      $13.63      $11.65      $11.14      $10.17      $ 8.11     $10.44     $10.57
Number of Units
  Outstanding
  (in 000s) (end of
  period).................    2,903       3,319       3,616       3,635       3,619       2,714      1,037          7


                                            ALGER AMERICAN SMALLCAP GROWTH--
                                                     CLASS S SHARES
                                    -----------------------------------------------
                                     2007      2006      2005      2004     2003(A)
                                    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period)..........   $18.80    $15.95    $13.90    $12.15     $10.00
Accumulation Unit Value
  (end of period)................   $21.63    $18.80    $15.95    $13.90     $12.15
Number of Units Outstanding
  (in 000s) (end of period)......      745       783       609       452        130
                                                  ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES
                                    --------------------------------------------------------------------------
                                     2007      2006    2005      2004      2003      2002      2001      2000
                                    ------    ------  ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period)..........   $ 8.74    $ 7.40  $ 6.43    $ 5.61    $ 4.00    $ 5.51    $ 7.95    $10.00
Accumulation Unit Value
  (end of period)................   $10.08    $ 8.74  $ 7.40    $ 6.43    $ 5.61    $ 4.00     $5.51    $ 7.95
Number of Units Outstanding
  (in 000s) (end of period)......    1,361     1,660   1,686     1,925     1,865     1,299       936       142


                                                            CVS CALVERT SOCIAL BALANCED PORTFOLIO
                                        ----------------------------------------------------------------------------
                                         2007      2006      2005      2004      2003      2002      2001      2000
                                        ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period)..............   $10.03    $ 9.37    $ 9.02    $ 8.46    $ 7.21    $ 8.34    $ 9.10    $10.00
Accumulation Unit Value
  (end of period)....................   $10.15    $10.03    $ 9.37    $ 9.02     $8.46     $7.21     $8.34    $ 9.10
Number of Units Outstanding
  (in 000s) (end of period)..........      911     1,004     1,148     1,166       995       524       235        19
                                            COLUMBIA SMALL CAP VALUE FUND,
                                               VARIABLE SERIES--CLASS B
                                        -------------------------------------
                                         2007      2006      2005     2004(C)
                                        ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period)..............   $12.89    $10.97    $10.57     $10.00
Accumulation Unit Value
  (end of period)....................   $12.35    $12.89    $10.97     $10.57
Number of Units Outstanding
  (in 000s) (end of period)..........      792       910       445         29



---------------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(b) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.

(c) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

(f) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                DREYFUS IP TECHNOLOGY GROWTH--
                                                        SERVICE SHARES
                                       -----------------------------------------------
                                        2007      2006      2005      2004     2003(A)
                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............   $12.01    $11.73    $11.52    $11.67     $10.00
Accumulation Unit Value
  (end of period)...................   $13.52    $12.01    $11.73    $11.52     $11.67
Number of Units Outstanding
  (in 000s) (end of period).........      558       578       596       624        247
                                                  DREYFUS IP TECHNOLOGY GROWTH-- INITIAL SHARES
                                       -------------------------------------------------------------------
                                        2007      2006      2005      2004      2003      2002     2001(B)
                                       ------    ------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............   $ 9.21    $ 8.98    $ 8.79    $ 8.89    $ 5.98    $10.03     $10.00
Accumulation Unit Value
  (end of period)...................   $10.40     $9.21     $8.98     $8.79    $ 8.89    $ 5.98     $10.03
Number of Units Outstanding
  (in 000s) (end of period).........      541       590       715       952     1,201       344         58


                                    FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
                                   -----------------------------------------------
                                    2007      2006      2005      2004     2003(A)
                                   ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).........   $16.53    $15.08    $13.13    $11.59     $10.00
Accumulation Unit Value
  (end of period)...............   $19.08    $16.53    $15.08    $13.13     $11.59
Number of Units Outstanding
  (in 000s) (end of period).....    4,113     3,955     3,248     2,266        616
                                                   FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                                   ----------------------------------------------------------------------------
                                    2007      2006      2005      2004      2003      2002      2001      2000
                                   ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).........   $13.39    $12.18    $10.58    $ 9.31    $ 7.37    $ 8.26    $ 9.56    $10.00
Accumulation Unit Value
  (end of period)...............   $15.49    $13.39    $12.18    $10.58    $ 9.31    $ 7.37    $ 8.26    $ 9.56
Number of Units Outstanding
  (in 000s) (end of period).....    4,290     4,646     4,831     4,625     4,484     2,627     1,097       147


                            FIDELITY(R) VIP EQUITY-INCOME--
                                    SERVICE CLASS 2
                      -------------------------------------------
                       2007     2006     2005     2004    2003(A)
                      ------   ------   ------   ------   -------
Accumulation Unit
  Value
  (beginning of
  period)...........  $15.27   $12.94   $12.45   $11.37    $10.00
Accumulation Unit
  Value
  (end of period)...  $15.22   $15.27   $12.94   $12.45    $11.37
Number of Units
  Outstanding
  (in 000s) (end of
  period)...........   3,015    2,724    2,483    1,852       504
                                   FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                      ---------------------------------------------------------------------
                       2007     2006     2005     2004     2003     2002     2001     2000
                      ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit
  Value
  (beginning of
  period)...........  $13.93   $11.78   $11.31   $10.30   $ 8.03   $ 9.83   $10.51   $10.00
Accumulation Unit
  Value
  (end of period)...  $13.92   $13.93   $11.78   $11.31   $10.30   $ 8.03   $ 9.83   $10.51
Number of Units
  Outstanding
  (in 000s) (end of
  period)...........   2,817    3,115    3,203    3,465    3,548    2,552    1,237       26
                               FIDELITY(R) VIP MID CAP--
                                    SERVICE CLASS 2
                      -------------------------------------------
                       2007     2006     2005     2004    2003(A)
                      ------   ------   ------   ------   -------
Accumulation Unit
  Value
  (beginning of
  period)...........  $17.70   $16.00   $13.78   $11.23    $10.00
Accumulation Unit
  Value
  (end of period)...  $20.09   $17.70   $16.00   $13.78    $11.23
Number of Units
  Outstanding
  (in 000s) (end of
  period)...........   2,493    2,613    2,411    1,537       107


                                     JANUS ASPEN SERIES BALANCED--SERVICE SHARES
                                   -----------------------------------------------
                                    2007      2006      2005      2004     2003(A)
                                   ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).........   $12.97    $11.93    $11.26    $10.57     $10.00
Accumulation Unit Value
  (end of period)...............   $14.07    $12.97    $11.93    $11.26     $10.57
Number of Units Outstanding
  (in 000s) (end of period).....    2,287     2,256     2,157     1,895        779
                                                 JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
                                   ----------------------------------------------------------------------------
                                    2007      2006      2005      2004      2003      2002      2001      2000
                                   ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).........   $11.57    $10.62    $10.00    $ 9.36    $ 8.34    $ 9.06    $ 9.65    $10.00
Accumulation Unit Value
  (end of period)...............   $12.59    $11.57    $10.62    $10.00    $ 9.36    $ 8.34    $ 9.06    $ 9.65
Number of Units Outstanding
  (in 000s) (end of period).....    4,677     5,382     6,178     7,429     8,458     6,575     2,875       294


                                        JANUS ASPEN SERIES WORLDWIDE GROWTH--
                                                    SERVICE SHARES
                                   -----------------------------------------------
                                    2007      2006      2005      2004     2003(A)
                                   ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).........   $14.20    $12.23    $11.78    $11.45     $10.00
Accumulation Unit Value
  (end of period)...............   $15.28    $14.20    $12.23    $11.78     $11.45
Number of Units Outstanding
  (in 000s) (end of period).....      669       632       679       634        222
                                             JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                                   ----------------------------------------------------------------------------
                                    2007      2006      2005      2004      2003      2002      2001      2000
                                   ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period).........   $ 7.19    $ 6.18    $ 5.93    $ 5.75    $ 4.71    $ 6.43    $ 8.42    $10.00
Accumulation Unit Value
  (end of period)...............   $ 7.76    $ 7.19    $ 6.18    $ 5.93    $ 5.75    $ 4.71    $ 6.43    $ 8.42
Number of Units Outstanding
  (in 000s) (end of period).....    1,951     2,115     2,375     2,864     3,479     2,806     1,730       333


                                  MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
                              ---------------------------------------------------
                               2007       2006       2005       2004      2003(A)
                              ------     ------     ------     ------     -------
Accumulation Unit Value
  (beginning of period)....   $13.97     $12.60     $11.96     $10.94      $10.00
Accumulation Unit Value
  (end of period)..........   $15.12     $13.97     $12.60     $11.96      $10.94
Number of Units Outstanding
  (in 000s) (end of
  period)..................      143        123        111         73          29
                                                  MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                              -----------------------------------------------------------------------------------
                               2007       2006       2005       2004       2003       2002       2001       2000
                              ------     ------     ------     ------     ------     ------     ------     ------
Accumulation Unit Value
  (beginning of period)....   $ 9.56     $ 8.60     $ 8.14     $ 7.43     $ 6.18     $ 7.94     $ 9.60     $10.00
Accumulation Unit Value
  (end of period)..........   $10.37      $9.56      $8.60      $8.14      $7.43      $6.18      $7.94     $ 9.60
Number of Units Outstanding
  (in 000s) (end of
  period)..................      502        558        677        740        780        698        522         32


                                      MFS(R) RESEARCH SERIES--SERVICE CLASS
                               ---------------------------------------------------
                                2007       2006       2005       2004      2003(A)
                               ------     ------     ------     ------     -------
Accumulation Unit Value
  (beginning of period).....   $14.29     $13.18     $12.45     $10.95      $10.00
Accumulation Unit Value
  (end of period)...........   $15.88     $14.29     $13.18     $12.45      $10.95
Number of Units Outstanding
  (in 000s) (end of
  period)...................      178        160        155        130          58
                                                      MFS(R) RESEARCH SERIES--INITIAL CLASS
                               ----------------------------------------------------------------------------------
                                2007      2006       2005       2004       2003       2002       2001       2000
                               -----     ------     ------     ------     ------     ------     ------      ----
Accumulation Unit Value
  (beginning of period).....   $7.89     $ 7.26     $ 6.84     $ 6.00     $ 4.89     $ 6.58     $ 8.49     $10.00
Accumulation Unit Value
  (end of period)...........   $8.79      $7.89      $7.26      $6.84     $ 6.00      $4.89      $6.58     $ 8.49
Number of Units Outstanding
  (in 000s) (end of
  period)...................     583        683        767        958      1,029        900        801        179



---------------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(b) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.

                                              MFS(R)                            NEUBERGER BERMAN AMT
                                        UTILITIES SERIES--                            MID-CAP
                                          SERVICE CLASS                      GROWTH PORTFOLIO--CLASS S
                              -------------------------------------    -------------------------------------
                               2007      2006      2005     2004(D)     2007      2006      2005     2004(D)
                              ------    ------    ------    -------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period)....   $21.56    $16.73    $14.58     $11.41    $15.77    $14.00    $12.54     $10.98
Accumulation Unit Value
  (end of period)..........   $27.07    $21.56    $16.73     $14.58    $18.96    $15.77    $14.00     $12.54
Number of Units Outstanding
  (in 000s) (end of
  period)..................    4,601     3,582    $2,684        763       427       262       199        130
                                    ROYCE MICRO-CAP                ROYCE SMALL-CAP
                                      PORTFOLIO--                    PORTFOLIO--
                                    INVESTMENT CLASS               INVESTMENT CLASS
                              ---------------------------    ---------------------------
                               2007      2006     2005(E)     2007      2006     2005(E)
                              ------    ------    -------    ------    ------    -------
Accumulation Unit Value
  (beginning of period)....   $14.34    $12.04     $10.00    $12.30    $10.83     $10.00
Accumulation Unit Value
  (end of period)..........   $14.67    $14.34     $12.04    $11.85    $12.30     $10.83
Number of Units Outstanding
  (in 000s) (end of
  period)..................      822       719        133       734       563        221


                                    T. ROWE PRICE EQUITY INCOME PORTFOLIO II
                              ---------------------------------------------------
                               2007       2006       2005       2004      2003(A)
                              ------     ------     ------     ------     -------
Accumulation Unit Value
  (beginning of period)....   $15.00     $12.85     $12.59     $11.16      $10.00
Accumulation Unit Value
  (end of period)..........   $15.21     $15.00     $12.85     $12.59      $11.16
Number of Units Outstanding
  (in 000s) (end of
  period)..................    3,138      3,267      3,006      2,128         518
                                                     T. ROWE PRICE EQUITY INCOME PORTFOLIO
                              -----------------------------------------------------------------------------------
                               2007       2006       2005       2004       2003       2002       2001       2000
                              ------     ------     ------     ------     ------     ------     ------     ------
Accumulation Unit Value
  (beginning of period)....   $15.51     $13.25     $12.95     $11.45     $ 9.27     $10.85     $10.86     $10.00
Accumulation Unit Value
  (end of period)..........   $15.76     $15.51     $13.25     $12.95     $11.45     $ 9.27     $10.85     $10.86
Number of Units Outstanding
  (in 000s) (end of
  period)..................    3,284      3,811      4,097      3,910      3,633      2,412        895          9


                                                      VAN ECK WORLDWIDE HARD ASSETS
                              ----------------------------------------------------------------------------
                               2007      2006      2005      2004      2003      2002      2001      2000
                              ------    ------    ------    ------    ------    ------    ------    ------
Accumulation Unit Value
  (beginning of period)....   $28.54    $23.29    $15.61    $12.79    $ 8.96    $ 9.37    $10.63    $10.00
Accumulation Unit Value
  (end of period)..........   $40.82    $28.54    $23.29    $15.61    $12.79     $8.96    $ 9.37    $10.63
Number of Units Outstanding
  (in 000s) (end of
  period)..................    2,593     2,712     2,279     1,040       449       249        25         5
                               VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS
                                                     II
                              -----------------------------------------------
                               2007      2006      2005      2004     2003(A)
                              ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period)....   $28.40    $21.04    $15.98    $13.20     $10.00
Accumulation Unit Value
  (end of period)..........   $39.25    $28.40    $21.04    $15.98     $13.20
Number of Units Outstanding
  (in 000s) (end of
  period)..................      950       820       555       305        108


                                                    VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
                              ------------------------------------------------------------------------------------------
                               2007        2006        2005        2004        2003        2002        2001        2000
                              ------      ------      ------      ------      ------      ------      ------      ------
Accumulation Unit Value
  (beginning of period)....   $18.90      $14.00      $10.63      $ 8.77      $ 5.96      $ 6.64      $ 7.22      $10.00
Accumulation Unit Value
  (end of period)..........   $26.12      $18.90      $14.00      $10.63       $8.77       $5.96       $6.64      $ 7.22
Number of Units Outstanding
  (in 000s) (end of
  period)..................    1,041       1,103      $  973         663         617         408          89           7
                                    VICTORY VIF DIVERSIFIED STOCK--
                                             CLASS A SHARES
                              -------------------------------------------
                               2007        2006        2005       2004(D)
                              ------      ------      ------      -------
Accumulation Unit Value
  (beginning of period)....   $13.26      $11.85      $11.08       $10.00
Accumulation Unit Value
  (end of period)..........   $14.35      $13.26      $11.85       $11.08
Number of Units Outstanding
  (in 000s) (end of
  period)..................      319         283         228          106



---------------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(d) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

(e) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

     FOR NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY POLICIES WHICH WERE FIRST OFFERED FOR SALE ON JUNE 2, 2003:

                                                                                                      MAINSTAY VP CAPITAL
                    MAINSTAY VP BALANCED--                    MAINSTAY VP BOND--                        APPRECIATION--
                        SERVICE CLASS                            SERVICE CLASS                           SERVICE CLASS
                 ---------------------------    ----------------------------------------------    --------------------------
                  2007      2006     2005(C)     2007      2006      2005      2004      2003      2007      2006      2005
                 ------    ------    -------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $11.32    $10.43     $10.00    $10.36    $10.11    $10.09    $ 9.89    $10.00    $12.35    $12.06    $11.36
Accumulation
  Unit value
  (end of
  period)......  $11.41    $11.32     $10.43    $10.81    $10.36    $10.11    $10.09    $ 9.89    $13.61    $12.35    $12.06
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   2,093     1,975      1,275     1,878     1,497     1,415       912       338       752       909       967
                    MAINSTAY VP
                      CAPITAL
                  APPRECIATION--               MAINSTAY VP COMMON STOCK--
                   SERVICE CLASS                      SERVICE CLASS
                 ----------------    ----------------------------------------------
                  2004      2003      2007      2006      2005      2004      2003
                 ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $11.12    $10.00    $14.90    $13.05    $12.37    $11.38    $10.00
Accumulation
  Unit value
  (end of
  period)......  $11.36    $11.12    $15.36    $14.90    $13.05    $12.37    $11.38
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     774       197       781       697       561       417       130



                                                                            MAINSTAY VP
                                                                            CONSERVATIVE
                                                                            ALLOCATION--       MAINSTAY VP CONVERTIBLE--
                              MAINSTAY VP CASH MANAGEMENT                  SERVICE CLASS             SERVICE CLASS
                 ----------------------------------------------------    -----------------    --------------------------
                   2007       2006        2005       2004       2003      2007     2006(D)     2007      2006      2005
                 -------    --------    -------    -------    -------    ------    -------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $  1.02    $   1.00    $  0.98    $  0.99    $  1.00    $10.54     $10.00    $12.76    $11.79    $11.28
Accumulation
  Unit value
  (end of
  period)......  $  1.05    $   1.02    $  1.00    $  0.98    $  0.99    $11.10     $10.54    $14.37    $12.76    $11.79
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   19,513      11,138      7,833      9,734      2,887     2,114        837     1,738     1,545     1,418
                    MAINSTAY VP
                   CONVERTIBLE--             MAINSTAY VP DEVELOPING GROWTH--
                   SERVICE CLASS                      SERVICE CLASS
                 ----------------    ----------------------------------------------
                  2004      2003      2007      2006      2005      2004      2003
                 ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $10.85    $10.00    $14.80    $13.40    $12.21    $11.77    $10.00
Accumulation
  Unit value
  (end of
  period)......  $11.28    $10.85    $19.74    $14.80    $13.40    $12.21    $11.77
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   1,120       316       441       298       242       182        61



                                                                                                     MAINSTAY VP
                         MAINSTAY VP                                                                    GROWTH
                       FLOATING RATE--                     MAINSTAY VP GOVERNMENT--                  ALLOCATION--
                        SERVICE CLASS                            SERVICE CLASS                      SERVICE CLASS
                 ---------------------------    ----------------------------------------------    -----------------
                  2007      2006     2005(C)     2007      2006      2005      2004      2003      2007     2006(D)
                 ------    ------    -------    ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......  $10.52    $10.13     $10.00    $10.08    $ 9.88    $ 9.85    $ 9.73    $10.00    $10.76     $10.00
Accumulation
  Unit value
  (end of
  period)......  $10.58    $10.52     $10.13    $10.54    $10.08     $9.88     $9.85    $ 9.73    $11.64     $10.76
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   3,133     2,411      1,145     1,276       948       818       487       185     1,252        511
                             MAINSTAY VP HIGH YIELD
                                CORPORATE BOND--
                                  SERVICE CLASS
                 ----------------------------------------------
                  2007      2006      2005      2004      2003
                 ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $13.94    $12.69    $12.58    $11.39    $10.00
Accumulation
  Unit value
  (end of
  period)......  $13.98    $13.94    $12.69    $12.58    $11.39
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   6,578     5,835     5,086     3,173       809



                        MAINSTAY VP ICAP SELECT EQUITY--                 MAINSTAY VP INTERNATIONAL EQUITY--
                                  SERVICE CLASS                                     SERVICE CLASS
                 ----------------------------------------------    ----------------------------------------------
                  2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $14.89    $12.73    $12.32    $11.28    $10.00    $17.83    $13.85    $13.08    $11.37    $10.00
Accumulation
  Unit value
  (end of
  period)......  $15.60    $14.89    $12.73    $12.32    $11.28    $18.34    $17.83    $13.85    $13.08    $11.37
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   1,513       514       353       309        80     2,390     2,118     1,251       578       121



                         MAINSTAY VP LARGE CAP GROWTH--                      MAINSTAY VP MID CAP CORE--
                                  SERVICE CLASS                                     SERVICE CLASS
                 ----------------------------------------------    ----------------------------------------------
                  2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $11.39    $10.84    $10.59    $11.06    $10.00    $17.84    $15.83    $13.94    $11.64    $10.00
Accumulation
  Unit value
  (end of
  period)......  $13.55    $11.39    $10.84    $10.59    $11.06    $18.37    $17.84    $15.83    $13.94    $11.64
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     865       538       337       257       114     1,465     1,376     1,183       560       113
                          MAINSTAY VP MID CAP GROWTH--
                                  SERVICE CLASS
                 ----------------------------------------------
                  2007      2006      2005      2004      2003
                 ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $17.80    $16.62    $14.48    $12.05    $10.00
Accumulation
  Unit value
  (end of
  period)......  $20.20    $17.80    $16.62    $14.48    $12.05
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   1,710     1,531     1,485       808       244



                                                                                           MAINSTAY VP
                                                                      MAINSTAY VP            MODERATE         MAINSTAY VP S&P
                                                                        MODERATE              GROWTH             500 INDEX
                           MAINSTAY VP MID CAP VALUE--                ALLOCATION--         ALLOCATION--          EQUITY--
                                  SERVICE CLASS                      SERVICE CLASS        SERVICE CLASS        SERVICE CLASS
                 ----------------------------------------------    -----------------    -----------------    ----------------
                  2007      2006      2005      2004      2003      2007     2006(D)     2007     2006(D)     2007      2006
                 ------    ------    ------    ------    ------    ------    -------    ------    -------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $15.44    $13.81    $13.33    $11.57    $10.00    $10.68     $10.00    $10.85     $10.00    $14.14    $12.50
Accumulation
  Unit value
  (end of
  period)......  $14.96    $15.44    $13.81    $13.33    $11.57    $11.38     $10.68    $11.63     $10.85    $14.58    $14.14
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   1,974     1,988     1,915     1,080       218     2,742      1,526     3,163      1,411     2,922     2,848
                  MAINSTAY VP S&P 500 INDEX
                          EQUITY--
                        SERVICE CLASS
                 --------------------------
                  2005      2004      2003
                 ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $12.17    $11.24    $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.50    $12.17    $11.24
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   2,514     1,560       414



---------------

(c) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

(d) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                         MAINSTAY VP SMALL CAP GROWTH--                      MAINSTAY VP TOTAL RETURN--
                                  SERVICE CLASS                                     SERVICE CLASS
                 ----------------------------------------------    ----------------------------------------------
                  2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $13.92    $13.36    $13.10    $12.21    $10.00    $12.33    $11.49    $11.01    $10.56    $10.00
Accumulation
  Unit value
  (end of
  period)......  $13.21    $13.92    $13.36    $13.10    $12.21    $12.99    $12.33    $11.49    $11.01    $10.56
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     877       884       980       736       180       678       715       706       552       205
                               MAINSTAY VP VALUE--
                                  SERVICE CLASS
                 ----------------------------------------------
                  2007      2006      2005      2004      2003
                 ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $15.25    $13.09    $12.57    $11.52    $10.00
Accumulation
  Unit value
  (end of
  period)......  $15.28    $15.25    $13.09    $12.57    $11.52
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   1,453     1,438     1,074       679       185



                        ALGER AMERICAN SMALLCAP GROWTH--                     CVS CALVERT SOCIAL BALANCED
                                 CLASS S SHARES                                       PORTFOLIO
                 ----------------------------------------------    ----------------------------------------------
                  2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $18.71    $15.90    $13.88    $12.15    $10.00    $12.74    $11.92    $11.48    $10.80    $10.00
Accumulation
  Unit value
  (end of
  period)......  $21.50    $18.71    $15.90    $13.88    $12.15    $12.87    $12.74    $11.92    $11.48    $10.80
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     578       587       348       205        41       220       232       197       146        43
                     COLUMBIA SMALL CAP VALUE FUND,
                           VARIABLE SERIES--
                                CLASS B
                 -------------------------------------
                  2007      2006      2005     2004(A)
                 ------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......  $12.81    $10.92    $10.54     $10.00
Accumulation
  Unit value
  (end of
  period)......  $12.27    $12.81    $10.92     $10.54
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     656       741       273         27



                         DREYFUS IP TECHNOLOGY GROWTH--                    FIDELITY(R) VIP CONTRAFUND(R)--
                                 SERVICE SHARES                                    SERVICE CLASS 2
                 ----------------------------------------------    ----------------------------------------------
                  2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $11.93    $11.67    $11.48    $11.65    $10.00    $16.32    $14.91    $13.00    $11.49    $10.00
Accumulation
  Unit value
  (end of
  period)......  $13.42    $11.93    $11.67    $11.48    $11.65    $18.81    $16.32    $14.91    $13.00    $11.49
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     323       294       264       255       112     3,719     3,277     2,284     1,174       219
                         FIDELITY(R) VIP EQUITY-INCOME--
                                 SERVICE CLASS 2
                 ----------------------------------------------
                  2007      2006      2005      2004      2003
                 ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $15.29    $12.98    $12.51    $11.44    $10.00
Accumulation
  Unit value
  (end of
  period)......  $15.22    $15.29    $12.98    $12.51    $11.44
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   2,414     2,155     1,679     1,131       260



                      FIDELITY VIP MID CAP SERVICE CLASS 2           JANUS ASPEN SERIES BALANCED--SERVICE SHARES
                 ----------------------------------------------    ----------------------------------------------
                  2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $17.93    $16.23    $14.00    $11.43    $10.00    $12.83    $11.83    $11.18    $10.51    $10.00
Accumulation
  Unit value
  (end of
  period)......  $20.32    $17.93    $16.23    $14.00    $11.43    $13.91    $12.83    $11.83    $11.18    $10.51
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   1,707     1,630     1,289       664        44     1,488     1,418     1,254     1,004       387
                      JANUS ASPEN SERIES WORLDWIDE GROWTH--
                                 SERVICE SHARES
                 ----------------------------------------------
                  2007      2006      2005      2004      2003
                 ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $13.87    $11.97    $11.54    $11.23    $10.00
Accumulation
  Unit value
  (end of
  period)......  $14.91    $13.87    $11.97    $11.54    $11.23
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     448       370       334       250        88



                                     MFS(R)                                            MFS(R)
                            INVESTORS TRUST SERIES--                              RESEARCH SERIES--
                                  SERVICE CLASS                                     SERVICE CLASS
                 ----------------------------------------------    ----------------------------------------------
                  2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $13.83    $12.49    $11.88    $10.88    $10.00    $14.47    $13.36    $12.64    $11.13    $10.00
Accumulation
  Unit value
  (end of
  period)......  $14.95    $13.83    $12.49    $11.88    $10.88    $16.06    $14.47    $13.36    $12.64    $11.13
Number of units
  outstanding
  (in 000s)
  (end of
  period)......      97        99        81        66        17       139       132       128        68        25
                                 MFS(R)
                           UTILITIES SERIES--
                             SERVICE CLASS
                 -------------------------------------
                  2007      2006      2005     2004(B)
                 ------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......  $21.43    $16.65    $14.54     $11.39
Accumulation
  Unit value
  (end of
  period)......  $26.86    $21.43    $16.65     $14.54
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   3,855     2,730     2,042        451



                                                                     ROYCE                          ROYCE
                            NEUBERGER BERMAN                       MICRO-CAP                      SMALL-CAP
                     AMT MID-CAP GROWTH PORTFOLIO--               PORTFOLIO--                    PORTFOLIO--
                                CLASS S                         INVESTMENT CLASS               INVESTMENT CLASS
                 -------------------------------------    ---------------------------    ---------------------------
                  2007      2006      2005     2004(B)     2007      2006     2005(C)     2007      2006     2005(C)
                 ------    ------    ------    -------    ------    ------    -------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......  $15.91    $14.15    $12.69     $11.13    $14.26    $11.98     $10.00    $12.35    $10.90     $10.00
Accumulation
  Unit value
  (end of
  period)......  $19.11    $15.91    $14.15     $12.69    $14.57    $14.26     $11.98    $11.88    $12.35     $10.90
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     367       200    $  133         76       654       499         68       582       405        148
                                  T. ROWE PRICE
                           EQUITY INCOME PORTFOLIO II
                 ----------------------------------------------
                  2007      2006      2005      2004      2003
                 ------    ------    ------    ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $14.93    $12.81    $12.57    $11.16    $10.00
Accumulation
  Unit value
  (end of
  period)......  $15.12    $14.93    $12.81    $12.57    $11.16
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   3,245     2,850     2,261     1,233       292



                                                                      VAN KAMPEN UIF EMERGING MARKETS EQUITY--
                          VAN ECK WORLDWIDE HARD ASSETS                               CLASS II
                 ----------------------------------------------    ----------------------------------------------
                  2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
                 ------    ------    ------    ------    ------    ------    ------     ----     ------    ------
Accumulation
  Unit value
  (beginning of
  period)......  $29.80    $24.36    $16.35    $13.42    $10.00    $28.37    $21.05    $16.01    $13.25    $10.00
Accumulation
  Unit value
  (end of
  period)......  $42.57    $29.80    $24.36    $16.35    $13.42    $39.16    $28.37    $21.05    $16.01    $13.25
Number of units
  outstanding
  (in 000s)
  (end of
  period)......   1,667     1,306       853       249        26       870       786       412       144        22
                    VICTORY VIF DIVERSIFIED STOCK--
                             CLASS A SHARES
                 -------------------------------------
                  2007      2006      2005     2004(B)
                 ------    ------    ------    -------
Accumulation
  Unit value
  (beginning of
  period)......  $13.21    $11.82    $11.06     $10.00
Accumulation
  Unit value
  (end of
  period)......  $14.27    $13.21    $11.82     $11.06
Number of units
  outstanding
  (in 000s)
  (end of
  period)......     270       288       270         91



---------------

(a) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

(b) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

(c) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation (NYLIAC) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $82.4 billion at the end of 2007. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account's assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent on the investment performance of the Fixed Account, the DCA Advantage Plan account and any other separate account of NYLIAC.

     The Separate Account currently has 73 Investment Divisions, 42 of which are available to all policyholders. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc. all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

--------------------------------------------------------------------------------------

        FUND           INVESTMENT ADVISERS              ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
MainStay VP Series    New York Life         MainStay VP Balanced;
Fund, Inc.            Investment            MainStay VP Bond;
                      Management LLC        MainStay VP Common Stock;
                                            MainStay VP Conservative Allocation;
                                            MainStay VP Floating Rate;
                                            MainStay VP Growth Allocation;
                                            MainStay VP Mid Cap Core;
                                            MainStay VP Moderate Allocation;
                                            MainStay VP Moderate Growth Allocation;
                                            MainStay VP S&P 500 Index;


                      Subadviser: MacKay    MainStay VP Capital Appreciation;
                      Shields LLC           MainStay VP Cash Management;
                      ("MacKay")            MainStay VP Convertible;
                                            MainStay VP Government;
                                            MainStay VP High Yield Corporate Bond;
                                            MainStay VP International Equity;
                                            MainStay VP Mid Cap Growth;
                                            MainStay VP Mid Cap Value;
                                            MainStay VP Small Cap Growth;
                                            MainStay VP Total Return;
                                            MainStay VP Value*


                      Subadviser:           MainStay VP ICAP Select Equity
                      Institutional
                      Capital LLC


                      Subadviser: Winslow   MainStay VP Large Cap Growth
                      Capital Management,
                      Inc.


                      Subadviser: Lord      MainStay VP Developing Growth
                      Abbett & Company LLC
--------------------------------------------------------------------------------------
The Alger American    Fred Alger            Alger American SmallCap Growth**
Fund                  Management, Inc.
--------------------------------------------------------------------------------------
Calvert Variable      Calvert Asset         CVS Calvert Social Balanced Portfolio
Series, Inc.          Management Company,
                      Inc.
                      Subadvisers (equity
                      portion): New
                      Amsterdam Partners
                      LLC and SSgA Funds
                      Management, Inc. (No
                      subadviser on fixed
                      income portion)
--------------------------------------------------------------------------------------
Columbia Funds        Columbia Management   Columbia Small Cap Value Fund, Variable
Variable Insurance    Advisors, LLC           Series
Trust
--------------------------------------------------------------------------------------
Dreyfus Investment    The Dreyfus           Dreyfus IP Technology Growth
Portfolios            Corporation
--------------------------------------------------------------------------------------
Fidelity Variable     Fidelity Management
Insurance Products    and Research Company
Fund                  Subadviser: Fidelity  Fidelity(R) VIP Contrafund(R)
                      Management &
                      Research (U.K.) Inc.
                      ("FMRUK"), Fidelity
                      Management &
                      Research (Far East)
                      Inc. ("FMRFE"),
                      Fidelity Investments
                      Japan Limited
                      ("FIJL"), FMR Co.,
                      Inc. ("FMRC")
                      Subadviser: FMRC      Fidelity(R) VIP Equity-Income
                      Subadviser: FMRUK,    Fidelity(R) VIP Mid Cap
                      FMRFE, FIJL, FMRC
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

        FUND           INVESTMENT ADVISERS              ELIGIBLE PORTFOLIOS
--------------------------------------------------------------------------------------
Janus Aspen Series    Janus Capital         Janus Aspen Series Balanced;
                      Management LLC        Janus Aspen Series Worldwide Growth
--------------------------------------------------------------------------------------
MFS(R) Variable       MFS(R) Investment     MFS(R) Investors Trust Series;
Insurance Trust(SM)   Management            MFS(R) Research Series;
                                            MFS(R) Utilities Series
--------------------------------------------------------------------------------------
Neuberger Berman      Neuberger Berman      Neuberger Berman AMT Mid-Cap Growth
Advisers Management   Management Inc.       Portfolio
Trust                 Subadviser:
                      Neuberger Berman,
                      LLC
--------------------------------------------------------------------------------------
The Royce Capital     Royce & Associates,   Royce Micro-Cap Portfolio
Fund                  LLC                   Royce Small-Cap Portfolio
--------------------------------------------------------------------------------------
T. Rowe Price Equity  T. Rowe Price         T. Rowe Price Equity Income Portfolio II
Series, Inc.          Associates, Inc.
--------------------------------------------------------------------------------------
Van Eck Worldwide     Van Eck Associates    Van Eck Worldwide Hard Assets
Insurance Trust       Corporation
--------------------------------------------------------------------------------------
The Universal         Morgan Stanley        Van Kampen UIF Emerging Markets Equity
Institutional Funds,  Investment
Inc.                  Management Inc.
--------------------------------------------------------------------------------------
Victory Variable      Victory Capital       Victory VIF Diversified Stock
Insurance Funds       Management, Inc.

--------------------------------------------------------------------------------------


 * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

 ** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, the sub-advisers, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine, in Our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine it with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                 THE POLICIES(1)

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select, the interest credited on the Fixed Accumulation Value and the DCA Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses noted in Question 16 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the policies described in this Prospectus, We offer other variable annuities, each having different features, fees, and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon, and policy feature preferences.

     The following chart outlines some of the different features for each New York Life variable annuity We offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the Policy Date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.


----------
1 For single premium policies, this section is modified as indicated in Appendix
  1 of this Prospectus.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

--------------------------------------------------------------------------------------------------------------------------
                                     NEW YORK LIFE
                                   PREMIUM PLUS AND         NEW YORK LIFE          NEW YORK LIFE          NEW YORK LIFE
                                    PREMIUM PLUS II       LONGEVITY BENEFIT     PREMIUM PLUS ELITE            ELITE
                                   VARIABLE ANNUITY#      VARIABLE ANNUITY#      VARIABLE ANNUITY#      VARIABLE ANNUITY#
--------------------------------------------------------------------------------------------------------------------------
Surrender Charge Period          8 Years (8%, 8%, 8%,     10 Years (8%, 8%,      10 Years (8%, 8%,    8 Years (8%, 8%, 8%,
                                    7%, 6%, 5%, 4%,      8%, 7%, 6%, 5%, 4%,    8%, 7%, 6%, 5%, 4%,      7%, 6%, 5%, 4%,
                                  3% -- based on each    3%, 3%, 3% -- based    3%, 3%, 3% -- based    3% -- based on each
                                    premium payment     on the Policy Date)*      on each premium        premium payment
                                        date)*                                    payment date)*             date)*
--------------------------------------------------------------------------------------------------------------------------

DCA Advantage Plan                   Yes (6 month           Yes (6 month           Yes (6 month           Yes (6 month
                                       account)               account)               account)               account)
--------------------------------------------------------------------------------------------------------------------------

Interest Sweep                            Yes                    Yes                    Yes                    Yes
--------------------------------------------------------------------------------------------------------------------------

Longevity Benefit                         No                     Yes                    No                     No
--------------------------------------------------------------------------------------------------------------------------

Premium Credit                            Yes                    Yes                    Yes                    No
--------------------------------------------------------------------------------------------------------------------------

Fixed Account                             Yes                    Yes                    Yes                    Yes
                                       One-Year               One-Year               One-Year               One-Year
--------------------------------------------------------------------------------------------------------------------------

Reset Death Benefit Guarantee       Annual reset to           Optional               Optional               Optional
                                        age 80             Annual reset to        Annual reset to        Annual reset to
                                                               age 80                 age 80                 age 80
--------------------------------------------------------------------------------------------------------------------------

Annual Death Benefit Reset                N/A                   0.30%                                 Ages 65 or younger:
Charge                                                                         Ages 65 or younger:    0.30%
                                                                               0.30%                  Ages 66 to 75: 0.35%
                                                                               Ages 66 to 75: 0.35%
--------------------------------------------------------------------------------------------------------------------------

Mortality and Expense Risk and   Premium Plus: 1.60%            1.35%                  1.90%                  1.70%
Administration Costs Charge      Premium Plus II:       Based on Adjusted      Based on Adjusted      Based on Adjusted
                                         1.75%          Premium Payments.      Premium Payments.      Premium Payments.
                                 Based on assets of     Charge is not          Charge is not          Charge is not
                                 the Separate           reflected in the       reflected in the       reflected in the
                                 Account.               Accumulation Unit      Accumulation Unit      Accumulation Unit
                                 Charge is reflected    Value                  Value                  Value
                                 in the Accumulation
                                 Unit Value
--------------------------------------------------------------------------------------------------------------------------

Longevity Benefit Charge                  N/A                   1.00%                   N/A                    N/A
                                                        Based on the total
                                                        premium payment made
                                                        to the policy.
--------------------------------------------------------------------------------------------------------------------------

Annual Policy Service Charge              $30                    $30                    $30                    $30
--------------------------------------------------------------------------------------------------------------------------

Minimum Cash Value Required to         $100,000               $100,000               $100,000               $100,000
Waive Annual Policy Service
Charge
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                   NEW YORK LIFE
                                     NEW YORK LIFE          NEW YORK LIFE            FLEXIBLE             NEW YORK LIFE
                                      ESSENTIALS               SELECT            PREMIUM VARIABLE        ACCESS VARIABLE
                                   VARIABLE ANNUITY#      VARIABLE ANNUITY#          ANNUITY#               ANNUITY#
--------------------------------------------------------------------------------------------------------------------------
Surrender Charge Period          7 Years (7%, 7%, 7%,     3 Years (8%, 8%,     9 Years (7%, 7%, 7%,           None
                                   6%, 6%, 5%, 4% --     7% -- based on each    6%, 5%, 4%, 3%, 2%,
                                     based on each         premium payment        1% -- based on
                                    premium payment             date)              policy date)
                                         date)
--------------------------------------------------------------------------------------------------------------------------

DCA Advantage Plan               Yes (6, 12, 18 month    Yes (6 and 12 month            No                     No
                                       accounts)              accounts)
--------------------------------------------------------------------------------------------------------------------------

Interest Sweep                            Yes                    Yes                    Yes                    No
--------------------------------------------------------------------------------------------------------------------------

Longevity Benefit                         No                     No                     No                     No
--------------------------------------------------------------------------------------------------------------------------

Premium Credit                            No                     No                     No                     No
--------------------------------------------------------------------------------------------------------------------------

Fixed Account                             Yes                    Yes                    Yes                    Yes
                                      - One-Year              One-Year               One-Year               One-Year
                                     - Three-Year
--------------------------------------------------------------------------------------------------------------------------

Reset Death Benefit Guarantee       Annual reset to        Annual reset to        3 year reset to        Annual reset to
                                        age 80                 age 80                 age 85                 age 80

--------------------------------------------------------------------------------------------------------------------------

Annual Death Benefit Reset                N/A                    N/A                    N/A
Charge
--------------------------------------------------------------------------------------------------------------------------

Mortality and Expense Risk and           1.45%                  1.85%                  1.40%                  1.55%
Administration Costs Charge      Based on assets of     Based on assets of     Based on assets of     Based on assets of
                                 the Separate           the Separate           the Separate           the Separate
                                 Account.               Account.               Account.               Account.
                                 Charge is reflected    Charge is reflected    Charge is reflected    Charge is reflected
                                 in the Accumulation    in the Accumulation    in the Accumulation    in the Accumulation
                                 Unit Value             Unit Value             Unit Value             Unit Value
--------------------------------------------------------------------------------------------------------------------------

Longevity Benefit Charge                  N/A                    N/A                    N/A                    N/A

--------------------------------------------------------------------------------------------------------------------------

Annual Policy Service Charge              $30                    $50                    $30                   $40*
--------------------------------------------------------------------------------------------------------------------------

Minimum Cash Value Required to          $50,000               $100,000                $20,000                $50,000
Waive Annual Policy Service
Charge
--------------------------------------------------------------------------------------------------------------------------


   All policies and features may not be available in all jurisdictions. # Each formerly a LifeStages Variable Annuity.
*   May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.

     (1) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities (IRAs), including:
         Roth IRAs, Inherited IRAs, SEPS and SIMPLE IRAs.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:

     - A guaranteed death benefit, as explained in this Prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other investment divisions offered under the policy.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     To purchase a policy, you must complete an application. The application is sent by your Registered Representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 18 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 18 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.

     Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. ACCEPTANCE OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

     You may allocate premium payments in up to 43 Investment Divisions, 42 of which are available to all policyholders, as well as the DCA Advantage Plan Account and the Fixed Account you have chosen immediately. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies ($4,000 for SIMPLE IRAs) and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $2,000 or such lower amount as We may permit at any time. Additional Premium Payments can be made until 12 months after you or the Annuitant reach(es) age 80. The currently available methods of payment are direct payments to NYLIAC or any other method agreed to by Us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment. You must allocate a minimum of $5,000 to the DCA Advantage Plan Account.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to us at one of the addresses noted in Question 16 of this Prospectus, and We agree.

     CREDIT(1)

     We will apply a Credit to your Accumulation Value at the time of each premium payment. The Credit is calculated as a percentage of each premium payment. The percentage will depend on the Credit Rate schedule then in effect, and will never be less than 2.00%. The Credit Rate applicable to a premium payment varies, depending on the total amount of premium payments received under the policy ("TOTAL ACCUMULATED PREMIUMS"). Withdrawals will not reduce Total Accumulated Premiums. In addition, if We receive more than one premium payment within 180 days of the Policy Date, We will adjust the Credits applied to such payments using the Credit Rate applicable to the later payment(s) made during that period. We will apply any additional Credit amounts resulting from such adjustments as of the date We receive the later premium payment.

     As of the date of this prospectus, the Credit Rate schedule is as follows:

    TOTAL ACCUMULATED PREMIUMS        CREDIT RATE
----------------------------------    -----------
  at least          less than
----------         ----------
   minimum         $   50,000               3.00%
$   50,000         $  100,000               3.25%
$  100,000         $  500,000               4.00%
$  500,000         $1,000,000               5.00%
$1,000,000*        $2,500,000               5.00%
$2,500,000         $5,000,000               5.00%
$5,000,000          unlimited               5.00%



---------------
* Total Accumulated Premiums in excess of $1,000,000 are subject to prior approval. (See "POLICY APPLICATION AND PREMIUM PAYMENTS.")

     You may qualify for the 5% Credit Rate if your initial premium payment is less than $500,000, if you and up to four of your immediate family members purchase a New York Life Premium Plus or New York Life Premium Plus II Variable Annuity policy at the same time and the aggregate premium paid on all of the policies is at least $1.5 million. In order to aggregate premiums among immediate family members, you must, before purchasing the policy, inform your Registered Representative that you have policies that can be aggregated.

     With notice to you, in Our sole discretion, We may change both the Credit Rates and the Total Accumulated Premiums brackets applicable to future premium payments under your policy. Subsequent premium payments will receive the Credit Rate then in effect for the applicable bracket. In setting the Credit Rates and associated brackets,

----------
1 For single premium policies, "Credit" is modified in Appendix 1 of this Prospectus.

NYLIAC will consider fixed and variable expenses incurred in policy issue, servicing and maintenance, the average length of time that policies issued remain in force along with the mortality experience of those policies, and NYLIAC's competitive position in the market place.

     We will deduct the amount of the Credit from the amount returned to you if you cancel your policy. (See "YOUR RIGHT TO CANCEL ("FREE LOOK").") Also, in states where permitted, We may deduct from the death benefit proceeds any Credit applied within the 12 months immediately preceding the date of death of the owner or Annuitant. (See "DEATH BEFORE ANNUITY COMMENCEMENT.")

     Credits are allocated to the same Allocation Alternatives based on the same percentages used to allocate your premium payments. We do not consider Credits to be premium payments for purposes of any discussion in this prospectus. Credits are also not considered to be your investment in the policy for tax purposes.

     Fees and charges for a policy with a Credit may be higher than those for other policies. For example, We use a portion of the surrender charge and Separate Account charge to help recover the cost of providing the Credit under the policy. (See "CHARGES AND DEDUCTIONS" and "SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU.") Over time, the amount of the Credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a New York Life Premium Plus Variable Annuity or a New York Life Premium Plus II Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which might have lower fees but no Credit. This may be the case, for example, if you intend to make fewer and/or smaller premium payments into the policy, or if you anticipate retaining the policy for a significant time beyond the surrender charge period. Under certain circumstances (such as a period of poor market performance), the fees and charges associated with the Credit may exceed the sum of the Credit and any related earnings. You should consider this possibility before purchasing the policy.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 16 of this Prospectus or to the Registered Representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     ISSUE AGES

     To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 80, unless We agree otherwise.

     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75 (between 0-75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the DCA Advantage Plan Account. Transfers made from the DCA Advantage Plan Account to the Investment Divisions are subject to different limitations (See "THE DCA ADVANTAGE PLAN.") Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, and the DCA Advantage Plan, the minimum amount that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account, is $500. Except for the traditional Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, and the DCA Advantage Plan, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See "THE FIXED ACCOUNT.")

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR).")

          - submit your request in writing on a form We approve to VPSC at one of the addresses listed in Question 16 of this prospectus (or any other address We indicate to you in writing);

          - use the IVR at 800-598-2019;

          - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern
            Time); or

          - make your request through the Virtual Service Center.

     NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in Our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

          - reject a transfer request from you or from any person acting on your behalf

          - restrict the method of making a transfer

          - charge you for any redemption fee imposed by an underlying Fund

          - limit the dollar amount, frequency, or number of transfers.

     Currently, if you or someone acting on your behalf requests IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 16 of this Prospectus. We will provide you with written notice when We take this action.

     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may requires Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

          - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

          - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

          - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

            (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

          - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

          - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

                 (1) an adverse effect on portfolio management, such as:

                    a) impeding a portfolio manager's ability to sustain an
                 investment objective;

                    b) causing the underlying Fund portfolio to maintain a
                 higher level of cash than would otherwise be the case; or

                    c) causing an underlying Fund portfolio to liquidate
                 investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

                 (2) increased administrative and Fund brokerage expenses.

                 (3) dilution of the interests of long-term investors in an
            Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER (VSC) AND INTERACTIVE VOICE RESPONSE SYSTEM (IVR)

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. We may revoke VSC and IVR privileges for certain policyowners (see "Limits on Transfers").

     To enable you to access the IVR, you will automatically receive a Personal Identification Number (PIN). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     In order to obtain policy information online via the VSC, you are required to register for access. Visit WWW.NEWYORKLIFE.COM/VSC and click the "Register Now" button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) or non Business Days will be processed as of the next Business Day.

     We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to Us at one of the addresses listed in Question 16 of this Prospectus.

     VSC

     The VSC is open Monday through Friday, from 7 a.m. until 4 a.m. and Saturday, from 7 a.m. until 10 p.m. (Eastern Time).

     The VSC enables you to:

          - e-mail your Registered Representative or VPSC;

          - obtain current policy values;

          - transfer assets between investment options;

          - change the allocation of future premium payments;

          - reset your password;

          - change your address;

          - obtain service forms; and

          - view and download policy statements

     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

          - obtain current Policy values;

          - transfer assets between investment options;

          - change the allocation of future premium payments; and

          - speak with one of Our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).

     You may authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. To authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 16 of this Prospectus. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies--Transfers" for information on how to transfer assets between Investment Divisions. NYLIAC does not permit current or former Registered Representatives to have authorization to request transactions on behalf of their clients. Authorization to these Registered Representatives will be limited to accessing policy information only.

     Faxed requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mailed requests for policy transactions or emails of imaged, signed service requests. E-mail inquires that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC also offers a DCA Advantage Plan under which you may utilize a 6-month DCA Account. (See "THE DCA ADVANTAGE PLAN.") We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year. There is no charge imposed for either Dollar Cost Averaging program.

     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock--Service Class Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


              AMOUNT      ACCUMULATION    ACCUMULATION UNITS
  MONTH    TRANSFERRED     UNIT VALUE          PURCHASED
   1           $100          $10.00              10.00
   2           $100          $ 8.00              12.50
   3           $100          $12.50               8.00
   4           $100          $ 7.50              13.33
 Total         $400          $38.00             43.83



                The average unit price is calculated as follows:

 Total share price
                             $38.00
------------------     =     ------    =    $9.50

  Number of months              4



                   The average unit cost is calculated as follows:

Total amount transferred
                                   $400.00
------------------------     =     -------    =    $9.13

   Total units purchased            43.83


     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100.

You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process transfers under our Traditional Dollar Cost Averaging Option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the addresses listed in Question 16 of this Prospectus no later than five Business Days prior to the date transfers are to begin. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Traditional Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 16 of this Prospectus. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     This feature is available to you at no additional cost.

     (b) The DCA Advantage Plan

     This feature permits you to set up automatic dollar cost averaging using the 6-month DCA Advantage Plan Account when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the Traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options. In order to obtain the DCA Advantage Account you must send a completed DCA Advantage Account request form to VPSC at one of the addresses listed in Question 16 of this Prospectus.

     You must allocate a MINIMUM OF $5,000 to the DCA Advantage Plan Account. If you send less than the $5,000 minimum to be allocated to the DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or Fixed Account that you have specified to receive transfers from the DCA Advantage Plan Account. You must specify the Investment Divisions and/or Fixed Account into which transfers from the DCA Advantage Plan Account are to be made. However, you may not select the DCA Advantage Plan Account if its duration would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Account will be transferred to the Investment Divisions in 6 monthly transfers. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day (on the next Business Day if the day is not a Business Day) each subsequent month for the duration of the DCA Advantage Plan Account. If a transfer is scheduled to occur on a day that does not exist in a month, it will be processed on the last day of that month or on the next Business Day if the last day of that month is not a Business Day. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of the DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.

     You may not have more than one DCA Advantage Plan Account open at the same time. Accordingly, any subsequent premium payment We receive for a DCA Advantage Plan Account that is already open will be allocated to that same DCA Advantage Plan Account. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions and/or Fixed Account within the duration specified. For example, if you allocate an initial premium payment to the 6-month DCA Advantage Plan Account under which the 6-month term will end on December 31, 2008 and you make a subsequent premium payment to the 6-month DCA Advantage Plan Account before December 31, 2008, We will allocate the subsequent premium payment to the same 6-month DCA Advantage Plan Account already opened and transfer the entire value of the 6-month DCA Advantage Plan Account to the Investment Divisions and/or Fixed Account by December 31, 2008 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 6-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account after the duration has expired, the Plan will be re-activated and will earn the interest rate in effect on the Business Day the new premium payment is received at VPSC.

     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Account. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNT FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible--Service Class Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity--Service Class Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 16 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the reallocation will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option. There is no charge imposed for Automatic Asset Reallocation.

     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     This feature is available to you at no additional cost.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to one or any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th and 31st of a month). To process an Interest Sweep transfer you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 16 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day). There is no charge imposed for the Interest Sweep option.

     You may request the Interest Sweep option in addition to either traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as We may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Division, the DCA Advantage Plan Account and or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $100 (or such lower amount as We may permit). You may also allocate all or a portion of each premium payment to the DCA Advantage Plan Account. The minimum amount that you may allocate to the DCA Advantage Plan Account is $5,000. (See "THE DCA ADVANTAGE PLAN.") We will allocate additional premium payments to the Allocation Alternatives and/or the DCA Advantage Plan Account at the close of the Business Day on which they are received by NYLIAC. We will apply Credits to the same Allocation Alternatives and/or the DCA Advantage Plan Account based on the same percentages used to allocate your premium payments.

     We will credit that portion of each premium payment (and any Credit thereon) you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider for Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, and a Living Needs Benefit Rider for all types of policies. As described below, these riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan and Enhanced Beneficiary Benefit (EBB) Riders described below, which are available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is elected) at no additional cost. The riders are only available in those states where they have been approved. Please consult with your Registered Representative regarding the availability of these riders in your jurisdiction.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you, the policyowner may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA, SEP IRA, Roth IRA, Inherited IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

     (c) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider while the policy is in force, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. While this rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "OTHER CHARGES--INVESTMENT PROTECTION PLAN RIDER CHARGE.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

          (i) At the time of application: The amount that is guaranteed will equal the initial premium payment and Credit thereon plus any additional premium payments and Credits thereon We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

          (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The Rider will take effect on the next Policy Anniversary following the date VPSC receives your application for the rider at one of the addresses listed in Question 16 of this Prospectus.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. To reset the guaranteed amount, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "OTHER CHARGES--INVESTMENT PROTECTION PLAN RIDER CHARGE" and "OTHER
                CHARGES--RIDER RISK CHARGE ADJUSTMENT.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send Us a written request to surrender the policy in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. To cancel the rider, you must return it to VPSC at one of the addresses listed in Question 16 of this Prospectus or to the Registered Representative through whom you purchased it with a written request for cancellation. Upon receipt of this request, We will promptly cancel the Rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, We will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See "OTHER CHARGES--RIDER RISK CHARGE ADJUSTMENT.") The cancellation of the rider will be effective as of the date either VPSC or the Registered Representative receives your cancellation request.

     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA, SEP IRA and SIMPLE IRA policies if the policyowner is age 65 or younger on the date the rider takes effect. The rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years. In addition, this rider has no impact on any amount paid upon your death or the death of the Annuitant.

     Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for the rider. However, please note that charges assessed for this rider prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, We have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) a Credit of $4,000 is applied to your policy;

          (4) no additional premium payments are made;

          (5) a withdrawal of $20,000 is made in the eighth Policy Year;

          (6) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (7) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $104,000. When the partial withdrawal was made in the eighth Policy Year, We reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000) x $104,000 = $26,000

     To determine the new guaranteed amount after the withdrawal, We subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($104,000 - $26,000) = $78,000. If this policy is surrendered in the tenth Policy Year, the policyowner receives $78,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)

     THE ENHANCED BENEFICIARY BENEFIT (EBB) RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this rider is in effect, We will deduct a charge from your Accumulation Value each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

             AGE OF OLDEST OWNER                                RANGE OF
                OR ANNUITANT                             APPLICABLE PERCENTAGES
             -------------------                         ----------------------
70 OR YOUNGER                                 NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                            NOT LESS THAN 20% NOR GREATER THAN 40%


     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see THE POLICIES--Riders--Enhanced Spousal Continuance Rider), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in "THE POLICIES--Riders--Enhanced Spousal Continuance Rider", if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

       Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, We assume the following:

       1. The rider is elected at the time of application;

       2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

       3. A withdrawal of $20,000 is made in the fourth Policy Year;

       4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

       5. You (if you are not the Annuitant), or the Annuitant, die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

       6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

       First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

       Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

       Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                         Gain = $250,000 - $184,000 = $66,000

       Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

       In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.


     (e) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application (see above), your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Account).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICYOWNER INQUIRIES

     Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Questions 16, 17 and 18. Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation with the transaction in question. You must provide Us with the nature of the error, the date of the error, the corresponding telephone reference number (if applicable) and any other relevant details.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.



                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES(1)

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Account from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Account is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Account.

     The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, We deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 8% of the

----------
(1) For single premium policies, surrender charges are modified as indicated in Appendix 1 of this Prospectus.

amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the eighth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                    SURRENDER CHARGE
------------                                                    ----------------
1.............................................................         8%
2.............................................................         8%
3.............................................................         8%
4.............................................................         7%
5.............................................................         6%
6.............................................................         5%
7.............................................................         4%
8.............................................................         3%
9+............................................................         0%


In no event will the aggregate surrender charge applied under the policy exceed eight and one half percent (8.5%) of the total Premium Payments.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

          (a) on amounts you withdraw in any Policy Year that are less than or equal to the greater of (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior surrender charge free withdrawals during the Policy Year; (ii) 10% of the Accumulation Value as of the prior Policy Anniversary, less any prior surrender charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less accumulated premium payments.

          (b)  if NYLIAC cancels the policy;

          (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

          (d) when you select an Income Payment option in any Policy Year after the first Policy Anniversary;

          (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

          (f) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider.

          (g) on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code.

     OTHER CHARGES

     (a) Separate Account Charge

     Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administration services. The charge equals 1.60% (annualized) of the daily average Variable Accumulative Value for the New York Life Premium Plus Variable Annuity and 1.75% (annualized) of the daily average Variable Accumulative Value for the New York Life Premium Plus II Variable Annuity. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services. We expect to make a profit from this charge, which We may use for any purpose, including expenses associated with the Credit.

     (b) Policy Service Charge

     We deduct an annual policy service charge of $30 each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $100,000. We deduct the annual policy service charge from each Allocation Alternative and the DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (c) Investment Protection Plan Rider Charge (optional)

     The Investment Protection Plan Rider is available as an option under the policy. If you select the Investment Protection Plan, We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See "RIDERS--INVESTMENT PROTECTION PLAN RIDER.") We will deduct the charge from each Allocation Alternative and the DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this Rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (d) Rider Risk Charge Adjustment (optional)

     If you cancel the Investment Protection Plan, We will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date that either VPSC (at one of the addresses listed in Question 16 of this Prospectus) or the Registered Representative receives your cancellation request. (See "RIDERS--INVESTMENT PROTECTION PLAN RIDER"). We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and the DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. You should check with your Registered Representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.

     (e) Fund Charges

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus.

     (f) Transfer Fees

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging, Interest Sweep, the DCA Advantage Plan and Automatic Asset Reallocation do not count toward this transfer limit.

     (g) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative and the DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you elect this rider. This charge will not change once your policy is issued.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed on Question 16 of this Prospectus. Fax transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that VPSC receives the written request, less any outstanding loan balance, surrender charges, taxes that We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan.) (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "INCOME PAYMENTS.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Account in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Account, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Account from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Account, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000. Also note that partial withdrawal requests for amounts greater than $19,999, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 16 of this Prospectus.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). To process Periodic Partial Withdrawals, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not make periodic partial withdrawals from the DCA Advantage Plan Account.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL(1)

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. The earliest possible annuity commencement date is the first Policy Anniversary. If We agree, you may change the Annuity Commencement Date to an earlier date. If We agree, you may also defer the Annuity Commencement Date to a later date, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 16 of this Prospectus. The amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance, less Credits applied within the 12 months immediately preceding death (in states where permitted).

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals, less any rider charges; or

     (c) the "reset value" plus any additional premium payments and Credits made since the most recent "Reset Anniversary," unless the Credits occur within the immediately preceding 12 months of death (in states where permitted), less any outstanding loan balance, "proportional withdrawals" made since the most recent Reset Anniversary and any surrender charges applicable to such "proportional withdrawals," and any rider charges since the last Reset Anniversary.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the first Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, plus any premium Credits less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments and premium Credits since the prior Reset Anniversary, less any proportional withdrawals since the prior

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     1 This Section is modified as indicated in Appendix 1 of this Prospectus.

Reset Anniversary, surrender charges on those withdrawals, and less any policy service charges or rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first Policy Year, less any rider charges; or b) the Reset Value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender changes on those withdrawals, in the second and subsequent Policy Years, less any rider charges.

     We have set forth below an example of how the death benefit is calculated annually. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) a Credit of $8,000 is applied to your Policy;

     (3) the Accumulation Value immediately preceding the withdrawal is $250,000;

     (4) a $20,000 withdrawal is made after the second Policy Anniversary;

     (5) the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

     (6) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:

          (a) Accumulation Value: $175,000;

          (b) Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or

          (c) Reset value - the greater of:

              (a) Current Accumulation Value: $175,000; and

              (b) Last Reset Value, plus premiums, less withdrawals. That is:
                  $220,000 + $0 - (($20,000/$250,000)($220,000))
                  = $220,000 - (0.08)($220,000)
                  = $220,000 - $17,600
                  = $202,400

     In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such withdrawals, less any rider charges, independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and the DCA Advantage Plan Account in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the policyowner's death. (See "INCOME PAYMENTS.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner and,
(b) The Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 16 of this Prospectus, subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. (See "ANNUITY PAYMENTS" in the Statement of Additional Information.) We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the Policy Data Page of your policy. If the Life Income Payment Option is not chosen, you may change the Income Payment Option or request any other method of payment We agree to at any time before the Annuity Commencement Date. To change the Income Payment Option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 16 of this Prospectus.

     Situations where payment may be delayed:

     1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

          (a) The New York Stock Exchange (NYSE) is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

          (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

          (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     2. We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

     3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     Distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or due to a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

     Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 (ERISA). To request a TSA loan, you must send a written request on a form acceptable to Us to VPSC. Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum Accumulation Value of $5,000 in the policy at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal balance in the previous 12 months from your policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.

     We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions and/or DCA Advantage Plan Account on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.

     For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy.

     For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moodys Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis not less frequent than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default We will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

                                THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy, to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments, any Credit thereon, and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value as of the beginning of each Policy Year.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out (FIFO) basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or the DCA Advantage Plan, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests either in writing in a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 16 of this Prospectus or by telephone in accordance with established procedures or through our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

                         THE DCA ADVANTAGE PLAN ACCOUNT

     Like the Fixed Account, the DCA Advantage Plan Account is also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Account is not registered under the federal securities laws. The information contained in the first paragraph under "THE FIXED ACCOUNT" equally applies to the DCA Advantage Plan Account.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to the DCA Advantage Plan Account. We will never declare less than the minimum guaranteed interest rate stated on the Policy Data Page of your policy. Premium payments into the DCA Advantage Plan Account and any Credit thereon will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in the DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Divisions in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.

                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          Important Information Regarding Final Code Section 403(b) Regulations

          On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

          Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.

          Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

          In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.

          The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

          You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into IRAs on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participants' death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

          (e) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a Simple IRA a percentage of compensation up to $10,500 for 2008 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $2,500 for 2008 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no latter than the beginning date required by the International Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minium amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. Your should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC (NYLIFE Distributors), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by Registered Representatives of NYLIFE Securities, LLC ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.

     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is typically 6.25% of all premiums received.

     The total commissions paid for New York Life Premium Plus Variable Annuity policies during the fiscal years ended December 31, 2007, 2006, and 2005 were $5,843,953, $6,742,042, and $9,513,290, respectively.

     The total commissions paid for New York Life Premium Plus II Variable Annuity policies during the fiscal years ended December 31, 2007, 2006 and 2005, were $7,133,780, $7,726,380, and $8,902,174, respectively.

     NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                    STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                                                    PAGE
                                                                                    ----
THE POLICIES......................................................................     2
     Valuation of Accumulation Units..............................................     2
ANNUITY PAYMENTS..................................................................     2
GENERAL MATTERS...................................................................     2
FEDERAL TAX MATTERS...............................................................     3
     Taxation of New York Life Insurance and Annuity Corporation..................     3
     Tax Status of the Policies...................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS............................................     4
STATE REGULATION..................................................................     4
RECORDS AND REPORTS...............................................................     4
LEGAL PROCEEDINGS.................................................................     4
FINANCIAL STATEMENTS..............................................................     5
OTHER INFORMATION.................................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS..................................   F-1



         How to obtain a New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity Statement of Additional
                                  Information.

The New York Life Premium Plus and Premium Plus II Variable Annuity Statement of
   Additional Information is posted on Our website, www.newyorklife.com. For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

                           NYLIAC Variable Products Service Center
                           Madison Square Station
                           P.O. Box 922
                           New York, New York 10159

--------------------------------------------------------------------------------

        Please send me a New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity Statement of Additional
                                   Information
                                dated May 1, 2008

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Name

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Address

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City                                  State                      Zip

                                   APPENDIX 1

                          PROSPECTUS DATED MAY 1, 2008

     NYLIAC offers an individual single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity policies in the States of Alabama, Maryland, Massachusetts, New Jersey, New York, Oregon, South Carolina and Washington. This Appendix modifies the May 1, 2008 Prospectus for the policies to describe the single premium version of the policies.

     All capitalized terms have the same meaning as those in the Prospectus.

     The principal differences between the single premium version and the flexible premium version of the policies are as follows. Under the single premium policies:

     1) You can only make one premium payment;

     2) There is a different surrender charge schedule; and

     3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified policies.

     Accordingly, for single premium policies, the prospectus is amended in the following respects:

I. SINGLE PREMIUM ONLY

     When reading this Appendix together with the Prospectus, keep in mind that only one premium payment is permitted under the single premium policies and only one Credit will be applied to such premium payment. Exceptions to this rule apply only in cases where part of your purchase payment is funded from another source, such as 1035 exchange, rollover, or transfer from an institution. In such cases, We may receive parts of your purchase payment on different business days.

     Accordingly, except in the circumstances described above, all references throughout the prospectus to premium payments in the plural (and any Credits thereon) should be read to mean the singular. Further, references to allocations of premium payments (and any Credits thereon) should be read to mean an allocation of the premium or any portion thereof (and any Credits thereon). Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy. The Credit Rate is shown on the Policy Data Page of your policy.

     In addition, replace the definition of "Credit" in the Prospectus with the following:

          CREDIT--An amount We will apply to your Accumulation Value at the time of your premium payment. The Credit is calculated as a percentage ("Credit Rate") of the premium payment.

     Replace all references to "Payment Year" throughout the Prospectus with "Policy Year," and delete the definition of "Payment Year."

     Replace question "6" with the following:

     6. What is the minimum and maximum premium payment?

          Unless We permit otherwise, the minimum premium payment is $5,000. The maximum premium payment We accept is $1,500,000 without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by law for the plan.

II. SURRENDER CHARGE

     Under the single premium policies, the surrender charge is as follows:

                                                                     SURRENDER
POLICY YEAR                                                            CHARGE
-----------                                                          ---------
1..................................................................     8%
2..................................................................     8%
3..................................................................     7%
4..................................................................     6%
5..................................................................     5%
6..................................................................     4%
7..................................................................     3%
8..................................................................     2%
9+.................................................................     0%


     Therefore, all references in the prospectus to the surrender charge, such as in the "TABLE OF FEES AND EXPENSES," under question "5," under "SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU" and under "CHARGES AND DEDUCTIONS--AMOUNT OF SURRENDER CHARGE," are modified accordingly. Please remember this Appendix lowers only the surrender charge for the single premium version of the policies. All other fees and charges described in the prospectus remain unchanged.

     Also, as a result of the lower surrender charge under the single premium policies, the first expense example in the Table of Fees and Expenses is modified as follows:

          You would pay the following expenses on a $10,000 allocation in each of the Investment Divisions listed, assuming a 5% annual return on assets:

     1. If you surrender your policy at the end of the stated time period:

FOR NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:

                                                                   EXPENSES IF YOU SURRENDER YOUR POLICY
                                                            ---------------------------------------------------
INVESTMENT DIVISION                                            1 YR          3 YR          5 YR         10 YR
-------------------                                         ---------     ---------     ---------     ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.......................................   $1,017.09     $1,534.86     $1,971.00     $3,107.05
with IPP Rider...........................................   $1,059.80     $1,662.35     $2,184.53     $3,540.02
with EBB Rider...........................................   $1,045.56     $1,619.98     $2,113.80     $3,397.85
with IPP & EBB Riders....................................   $1,088.27     $1,747.46     $2,327.32     $3,830.82
MAINSTAY VP BOND--SERVICE CLASS
without any Riders.......................................   $  990.48     $1,454.81     $1,835.87     $2,827.26
with IPP Rider...........................................   $1,033.30     $1,583.39     $2,052.53     $3,273.69
with EBB Rider...........................................   $1,019.03     $1,540.67     $1,980.78     $3,127.12
with IPP & EBB Riders....................................   $1,061.85     $1,669.25     $2,197.44     $3,573.56
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders.......................................   $1,000.93     $1,486.32     $1,889.14     $2,938.12
with IPP Rider...........................................   $1,043.71     $1,614.46     $2,104.57     $3,379.20
with EBB Rider...........................................   $1,029.45     $1,571.88     $2,033.21     $3,234.37
with IPP & EBB Riders....................................   $1,072.23     $1,700.02     $2,248.65     $3,675.49
MAINSTAY VP CASH MANAGEMENT
without any Riders.......................................   $  961.96     $1,368.53     $1,689.29     $2,518.72
with IPP Rider...........................................   $1,004.92     $1,498.30     $1,909.38     $2,980.03
with EBB Rider...........................................   $  990.60     $1,455.18     $1,836.49     $2,828.56
with IPP & EBB Riders....................................   $1,033.55     $1,584.95     $2,056.57     $3,289.84
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders.......................................   $  995.23     $1,469.14     $1,860.12     $2,877.80
with IPP Rider...........................................   $1,038.03     $1,597.51     $2,076.21     $3,321.79
with EBB Rider...........................................   $1,023.76     $1,554.86     $2,004.64     $3,176.02
with IPP & EBB Riders....................................   $1,066.57     $1,683.25     $2,220.75     $3,620.03
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders.......................................   $1,003.79     $1,494.90     $1,903.64     $2,968.14
with IPP Rider...........................................   $1,046.55     $1,622.92     $2,118.72     $3,407.80
with EBB Rider...........................................   $1,032.30     $1,580.38     $2,047.48     $3,263.41
with IPP & EBB Riders....................................   $1,075.06     $1,708.41     $2,262.57     $3,703.09
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders.......................................   $1,001.88     $1,489.18     $1,893.98     $2,948.14
with IPP Rider...........................................   $1,044.66     $1,617.29     $2,109.31     $3,388.76
with EBB Rider...........................................   $1,030.40     $1,574.72     $2,037.98     $3,244.06
with IPP & EBB Riders....................................   $1,073.17     $1,702.82     $2,253.30     $3,684.70

                                                                   EXPENSES IF YOU SURRENDER YOUR POLICY
                                                            ---------------------------------------------------
INVESTMENT DIVISION                                            1 YR          3 YR          5 YR         10 YR
-------------------                                         ---------     ---------     ---------     ---------
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders.......................................   $1,026.60     $1,563.34     $2,018.87     $3,205.09
with IPP Rider...........................................   $1,069.26     $1,690.42     $2,231.29     $3,633.37
with EBB Rider...........................................   $1,055.04     $1,648.19     $2,160.94     $3,492.75
with IPP & EBB Riders....................................   $1,097.70     $1,775.28     $2,373.34     $3,920.96
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders.......................................   $1,002.83     $1,492.03     $1,898.79     $2,958.12
with IPP Rider...........................................   $1,045.60     $1,620.10     $2,114.01     $3,398.28
with EBB Rider...........................................   $1,031.34     $1,577.55     $2,042.73     $3,253.74
with IPP & EBB Riders....................................   $1,074.11     $1,705.61     $2,257.93     $3,693.88
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders.......................................   $  992.38     $1,460.55     $1,845.57     $2,847.49
with IPP Rider...........................................   $1,035.20     $1,589.04     $2,062.01     $3,292.98
with EBB Rider...........................................   $1,020.92     $1,546.35     $1,990.32     $3,146.69
with IPP & EBB Riders....................................   $1,063.74     $1,674.85     $2,206.76     $3,592.16
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders.......................................   $1,014.24     $1,526.30     $1,956.59     $3,077.45
with IPP Rider...........................................   $1,056.95     $1,653.89     $2,170.45     $3,511.84
with EBB Rider...........................................   $1,042.72     $1,611.50     $2,099.63     $3,369.21
with IPP & EBB Riders....................................   $1,085.43     $1,739.09     $2,313.48     $3,803.60
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders.......................................   $  997.13     $1,474.88     $1,869.81     $2,897.95
with IPP Rider...........................................   $1,039.92     $1,603.17     $2,085.68     $3,340.98
with EBB Rider...........................................   $1,025.66     $1,560.53     $2,014.17     $3,195.50
with IPP & EBB Riders....................................   $1,068.45     $1,688.85     $2,230.05     $3,638.55
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders.......................................   $1,018.99     $1,540.57     $1,980.59     $3,126.75
with IPP Rider...........................................   $1,061.69     $1,667.96     $2,193.90     $3,558.77
with EBB Rider...........................................   $1,047.46     $1,625.62     $2,123.24     $3,416.90
with IPP & EBB Riders....................................   $1,090.15     $1,753.03     $2,336.55     $3,848.92
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders.......................................   $1,031.35     $1,577.55     $2,042.74     $3,253.77
with IPP Rider...........................................   $1,073.99     $1,704.44     $2,254.60     $3,679.66
with EBB Rider...........................................   $1,059.77     $1,662.28     $2,184.42     $3,539.82
with IPP & EBB Riders....................................   $1,102.41     $1,789.16     $2,396.27     $3,965.70
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders.......................................   $1,015.19     $1,529.17     $1,961.41     $3,087.34
with IPP Rider...........................................   $1,057.91     $1,656.72     $2,175.16     $3,521.25
with EBB Rider...........................................   $1,043.67     $1,614.34     $2,104.36     $3,378.77
with IPP & EBB Riders....................................   $1,086.38     $1,741.89     $2,318.10     $3,812.69
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders.......................................   $1,025.64     $1,560.48     $2,014.09     $3,195.33
with IPP Rider...........................................   $1,068.31     $1,687.61     $2,226.61     $3,624.04
with EBB Rider...........................................   $1,054.09     $1,645.38     $2,156.23     $3,483.30
with IPP & EBB Riders....................................   $1,096.75     $1,772.50     $2,368.76     $3,912.00
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders.......................................   $1,015.19     $1,529.17     $1,961.41     $3,087.34
with IPP Rider...........................................   $1,057.91     $1,656.72     $2,175.16     $3,521.25
with EBB Rider...........................................   $1,043.67     $1,614.34     $2,104.36     $3,378.77
with IPP & EBB Riders....................................   $1,086.38     $1,741.89     $2,318.10     $3,812.69
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders.......................................   $1,011.39     $1,517.75     $1,942.18     $3,047.76
with IPP Rider...........................................   $1,054.12     $1,645.46     $2,156.37     $3,483.57
with EBB Rider...........................................   $1,039.88     $1,603.03     $2,085.43     $3,340.48
with IPP & EBB Riders....................................   $1,082.61     $1,730.74     $2,299.63     $3,776.31
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders.......................................   $1,004.73     $1,497.75     $1,908.45     $2,978.11
with IPP Rider...........................................   $1,047.49     $1,625.74     $2,123.44     $3,417.29
with EBB Rider...........................................   $1,033.24     $1,583.21     $2,052.23     $3,273.09
with IPP & EBB Riders....................................   $1,076.00     $1,711.20     $2,267.22     $3,712.28
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders.......................................   $1,008.53     $1,509.19     $1,927.73     $3,017.97
with IPP Rider...........................................   $1,051.28     $1,637.01     $2,142.27     $3,455.22
with EBB Rider...........................................   $1,037.03     $1,594.53     $2,071.20     $3,311.64
with IPP & EBB Riders....................................   $1,079.77     $1,722.36     $2,285.74     $3,748.91
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders.......................................   $  970.51     $1,394.48     $1,733.47     $2,612.26
with IPP Rider...........................................   $1,013.43     $1,523.88     $1,952.51     $3,069.04
with EBB Rider...........................................   $  999.12     $1,480.88     $1,879.96     $2,919.05
with IPP & EBB Riders....................................   $1,042.04     $1,610.30     $2,099.02     $3,375.85

                                                                   EXPENSES IF YOU SURRENDER YOUR POLICY
                                                            ---------------------------------------------------
INVESTMENT DIVISION                                            1 YR          3 YR          5 YR         10 YR
-------------------                                         ---------     ---------     ---------     ---------
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders.......................................   $1,030.40     $1,574.71     $2,037.97     $3,244.06
with IPP Rider...........................................   $1,073.04     $1,701.65     $2,249.95     $3,670.41
with EBB Rider...........................................   $1,058.83     $1,659.47     $2,179.73     $3,530.41
with IPP & EBB Riders....................................   $1,101.47     $1,786.39     $2,391.69     $3,956.77
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders.......................................   $  999.03     $1,480.59     $1,879.46     $2,918.03
with IPP Rider...........................................   $1,041.82     $1,608.82     $2,095.13     $3,360.12
with EBB Rider...........................................   $1,027.55     $1,566.21     $2,023.69     $3,214.95
with IPP & EBB Riders....................................   $1,070.34     $1,694.44     $2,239.36     $3,657.03
MAINSTAY VP VALUE--SERVICE CLASS*
without any Riders.......................................   $  997.13     $1,474.88     $1,869.81     $2,897.95
with IPP Rider...........................................   $1,039.92     $1,603.17     $2,085.68     $3,340.98
with EBB Rider...........................................   $1,025.66     $1,560.53     $2,014.17     $3,195.50
with IPP & EBB Riders....................................   $1,068.45     $1,688.85     $2,230.05     $3,638.55
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES**
without any Riders.......................................   $1,030.40     $1,574.71     $2,037.97     $3,244.06
with IPP Rider...........................................   $1,073.04     $1,701.65     $2,249.95     $3,670.41
with EBB Rider...........................................   $1,058.83     $1,659.47     $2,179.73     $3,530.41
with IPP & EBB Riders....................................   $1,101.47     $1,786.39     $2,391.69     $3,956.77
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.......................................   $1,000.93     $1,486.32     $1,889.14     $2,938.12
with IPP Rider...........................................   $1,043.71     $1,614.46     $2,104.57     $3,379.20
with EBB Rider...........................................   $1,029.45     $1,571.88     $2,033.21     $3,234.37
with IPP & EBB Riders....................................   $1,072.23     $1,700.02     $2,248.65     $3,675.49
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders.......................................   $1,023.74     $1,554.80     $2,004.53     $3,175.79
with IPP Rider...........................................   $1,066.42     $1,682.00     $2,217.28     $3,605.45
with EBB Rider...........................................   $1,052.19     $1,639.73     $2,146.81     $3,464.36
with IPP & EBB Riders....................................   $1,094.87     $1,766.94     $2,359.56     $3,894.02
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders.......................................   $1,019.94     $1,543.41     $1,985.39     $3,136.58
with IPP Rider...........................................   $1,062.63     $1,670.77     $2,198.58     $3,568.12
with EBB Rider...........................................   $1,048.40     $1,628.45     $2,127.96     $3,426.41
with IPP & EBB Riders....................................   $1,091.09     $1,755.80     $2,341.14     $3,857.96
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders.......................................   $1,000.93     $1,486.32     $1,889.14     $2,938.12
with IPP Rider...........................................   $1,043.71     $1,614.46     $2,104.57     $3,379.20
with EBB Rider...........................................   $1,029.45     $1,571.88     $2,033.21     $3,234.37
with IPP & EBB Riders....................................   $1,072.23     $1,700.02     $2,248.65     $3,675.49
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders.......................................   $  991.42     $1,457.68     $1,840.72     $2,837.39
with IPP Rider...........................................   $1,034.25     $1,586.22     $2,057.28     $3,283.36
with EBB Rider...........................................   $1,019.97     $1,543.50     $1,985.55     $3,136.91
with IPP & EBB Riders....................................   $1,062.79     $1,672.05     $2,202.10     $3,582.85
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders.......................................   $1,001.88     $1,489.18     $1,893.98     $2,948.14
with IPP Rider...........................................   $1,044.66     $1,617.29     $2,109.31     $3,388.76
with EBB Rider...........................................   $1,030.40     $1,574.72     $2,037.98     $3,244.06
with IPP & EBB Riders....................................   $1,073.17     $1,702.82     $2,253.30     $3,684.70
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders.......................................   $  993.33     $1,463.42     $1,850.42     $2,857.61
with IPP Rider...........................................   $1,036.14     $1,591.87     $2,066.75     $3,302.60
with EBB Rider...........................................   $1,021.87     $1,549.18     $1,995.09     $3,156.47
with IPP & EBB Riders....................................   $1,064.68     $1,677.65     $2,211.43     $3,601.45
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders.......................................   $1,002.83     $1,492.03     $1,898.79     $2,958.12
with IPP Rider...........................................   $1,045.60     $1,620.10     $2,114.01     $3,398.28
with EBB Rider...........................................   $1,031.34     $1,577.55     $2,042.73     $3,253.74
with IPP & EBB Riders....................................   $1,074.11     $1,705.61     $2,257.93     $3,693.88
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders.......................................   $1,019.94     $1,543.41     $1,985.39     $3,136.58
with IPP Rider...........................................   $1,062.63     $1,670.77     $2,198.58     $3,568.12
with EBB Rider...........................................   $1,048.40     $1,628.45     $2,127.96     $3,426.41
with IPP & EBB Riders....................................   $1,091.09     $1,755.80     $2,341.14     $3,857.96


 * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

 ** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                                   EXPENSES IF YOU SURRENDER YOUR POLICY
                                                            ---------------------------------------------------
INVESTMENT DIVISION                                            1 YR          3 YR          5 YR         10 YR
-------------------                                         ---------     ---------     ---------     ---------
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders.......................................   $1,022.80     $1,551.95     $1,999.75     $3,166.00
with IPP Rider...........................................   $1,065.47     $1,679.19     $2,212.60     $3,596.12
with EBB Rider...........................................   $1,051.25     $1,636.91     $2,142.10     $3,454.89
with IPP & EBB Riders....................................   $1,093.93     $1,764.16     $2,354.97     $3,885.03
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.......................................   $1,019.94     $1,543.41     $1,985.39     $3,136.58
with IPP Rider...........................................   $1,062.63     $1,670.77     $2,198.58     $3,568.12
with EBB Rider...........................................   $1,048.40     $1,628.45     $2,127.96     $3,426.41
with IPP & EBB Riders....................................   $1,091.09     $1,755.80     $2,341.14     $3,857.96
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders.......................................   $1,023.74     $1,554.80     $2,004.53     $3,175.79
with IPP Rider...........................................   $1,066.42     $1,682.00     $2,217.28     $3,605.45
with EBB Rider...........................................   $1,052.19     $1,639.73     $2,146.81     $3,464.36
with IPP & EBB Riders....................................   $1,094.87     $1,766.94     $2,359.56     $3,894.02
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.......................................   $1,039.90     $1,603.10     $2,085.56     $3,340.74
with IPP Rider...........................................   $1,082.51     $1,729.64     $2,296.42     $3,762.44
with EBB Rider...........................................   $1,068.31     $1,687.60     $2,226.58     $3,623.98
with IPP & EBB Riders....................................   $1,110.91     $1,814.13     $2,437.44     $4,045.66
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.......................................   $1,018.04     $1,537.71     $1,975.81     $3,116.90
with IPP Rider...........................................   $1,060.74     $1,665.14     $2,189.21     $3,549.39
with EBB Rider...........................................   $1,046.51     $1,622.81     $2,118.54     $3,407.40
with IPP & EBB Riders....................................   $1,089.21     $1,750.24     $2,331.94     $3,839.88
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders.......................................   $1,019.94     $1,543.41     $1,985.39     $3,136.58
with IPP Rider...........................................   $1,062.63     $1,670.77     $2,198.58     $3,568.12
with EBB Rider...........................................   $1,048.40     $1,628.45     $2,127.96     $3,426.41
with IPP & EBB Riders....................................   $1,091.09     $1,755.80     $2,341.14     $3,857.96
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.......................................   $1,011.39     $1,517.75     $1,942.18     $3,047.76
with IPP Rider...........................................   $1,054.12     $1,645.46     $2,156.37     $3,483.57
with EBB Rider...........................................   $1,039.88     $1,603.03     $2,085.43     $3,340.48
with IPP & EBB Riders....................................   $1,082.61     $1,730.74     $2,299.63     $3,776.31
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders.......................................   $1,098.83     $1,777.83     $2,376.18     $3,919.08
with IPP Rider...........................................   $1,141.17     $1,901.96     $2,580.26     $4,312.83
with EBB Rider...........................................   $1,127.06     $1,860.71     $2,512.67     $4,183.55
with IPP & EBB Riders....................................   $1,169.40     $1,984.84     $2,716.75     $4,577.28
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders.......................................   $1,033.25     $1,583.23     $2,052.26     $3,273.16
with IPP Rider...........................................   $1,075.88     $1,710.04     $2,263.89     $3,698.12
with EBB Rider...........................................   $1,061.67     $1,667.91     $2,193.81     $3,558.58
with IPP & EBB Riders....................................   $1,104.30     $1,794.72     $2,405.44     $3,983.54


FOR NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

                                                                   EXPENSES IF YOU SURRENDER YOUR POLICY
                                                            ---------------------------------------------------
INVESTMENT DIVISION                                            1 YR          3 YR          5 YR         10 YR
-------------------                                         ---------     ---------     ---------     ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.......................................   $1,017.09     $1,534.86     $1,971.00     $3,107.05
with IPP Rider...........................................   $1,059.80     $1,662.35     $2,184.53     $3,540.02
with EBB Rider...........................................   $1,045.56     $1,619.98     $2,113.80     $3,397.85
with IPP & EBB Riders....................................   $1,088.27     $1,747.46     $2,327.32     $3,830.82
MAINSTAY VP BOND--INITIAL CLASS
without any Riders.......................................   $  966.71     $1,382.95     $1,713.86     $2,570.80
with IPP Rider...........................................   $1,009.64     $1,512.52     $1,933.37     $3,029.58
with EBB Rider...........................................   $  995.33     $1,469.46     $1,860.66     $2,878.91
with IPP & EBB Riders....................................   $1,038.27     $1,599.04     $2,080.17     $3,337.72
MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
without any Riders.......................................   $  977.17     $1,414.62     $1,767.70     $2,684.41
with IPP Rider...........................................   $1,020.06     $1,543.75     $1,985.95     $3,137.74
with EBB Rider...........................................   $1,005.76     $1,500.85     $1,913.67     $2,988.88
with IPP & EBB Riders....................................   $1,048.65     $1,629.97     $2,131.92     $3,442.21
MAINSTAY VP CASH MANAGEMENT
without any Riders.......................................   $  961.96     $1,368.53     $1,689.29     $2,518.72
with IPP Rider...........................................   $1,004.92     $1,498.30     $1,909.38     $2,980.03
with EBB Rider...........................................   $  990.60     $1,455.18     $1,836.49     $2,828.56
with IPP & EBB Riders....................................   $1,033.55     $1,584.95     $2,056.57     $3,289.84

                                                                   EXPENSES IF YOU SURRENDER YOUR POLICY
                                                            ---------------------------------------------------
INVESTMENT DIVISION                                            1 YR          3 YR          5 YR         10 YR
-------------------                                         ---------     ---------     ---------     ---------
MAINSTAY VP COMMON STOCK--INITIAL CLASS
without any Riders.......................................   $  971.47     $1,397.36     $1,738.37     $2,622.60
with IPP Rider...........................................   $1,014.38     $1,526.72     $1,957.30     $3,078.88
with EBB Rider...........................................   $1,000.08     $1,483.73     $1,884.78     $2,929.06
with IPP & EBB Riders....................................   $1,042.99     $1,613.11     $2,103.73     $3,385.36
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders.......................................   $1,003.79     $1,494.90     $1,903.64     $2,968.14
with IPP Rider...........................................   $1,046.55     $1,622.92     $2,118.72     $3,407.80
with EBB Rider...........................................   $1,032.30     $1,580.38     $2,047.48     $3,263.41
with IPP & EBB Riders....................................   $1,075.06     $1,708.41     $2,262.57     $3,703.09
MAINSTAY VP CONVERTIBLE--INITIAL CLASS
without any Riders.......................................   $  978.12     $1,417.49     $1,772.57     $2,694.69
with IPP Rider...........................................   $1,021.00     $1,546.58     $1,990.72     $3,147.51
with EBB Rider...........................................   $1,006.71     $1,503.68     $1,918.46     $2,998.80
with IPP & EBB Riders....................................   $1,049.59     $1,632.78     $2,136.61     $3,451.64
MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
without any Riders.......................................   $1,002.83     $1,492.03     $1,898.79     $2,958.12
with IPP Rider...........................................   $1,045.60     $1,620.10     $2,114.01     $3,398.28
with EBB Rider...........................................   $1,031.34     $1,577.55     $2,042.73     $3,253.74
with IPP & EBB Riders....................................   $1,074.11     $1,705.61     $2,257.93     $3,693.88
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders.......................................   $1,002.83     $1,492.03     $1,898.79     $2,958.12
with IPP Rider...........................................   $1,045.60     $1,620.10     $2,114.01     $3,398.28
with EBB Rider...........................................   $1,031.34     $1,577.55     $2,042.73     $3,253.74
with IPP & EBB Riders....................................   $1,074.11     $1,705.61     $2,257.93     $3,693.88
MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders.......................................   $  968.61     $1,388.72     $1,723.65     $2,591.53
with IPP Rider...........................................   $1,011.54     $1,518.20     $1,942.94     $3,049.33
with EBB Rider...........................................   $  997.23     $1,475.17     $1,870.31     $2,899.01
with IPP & EBB Riders....................................   $1,040.15     $1,604.66     $2,089.59     $3,356.78
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders.......................................   $1,014.24     $1,526.30     $1,956.59     $3,077.45
with IPP Rider...........................................   $1,056.95     $1,653.89     $2,170.45     $3,511.84
with EBB Rider...........................................   $1,042.72     $1,611.50     $2,099.63     $3,369.21
with IPP & EBB Riders....................................   $1,085.43     $1,739.09     $2,313.48     $3,803.60
MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
without any Riders.......................................   $  973.37     $1,403.12     $1,748.15     $2,643.24
with IPP Rider...........................................   $1,016.27     $1,532.41     $1,966.86     $3,098.54
with EBB Rider...........................................   $1,001.97     $1,489.44     $1,894.42     $2,949.04
with IPP & EBB Riders....................................   $1,044.87     $1,618.73     $2,113.13     $3,404.33
MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
without any Riders.......................................   $  995.23     $1,469.14     $1,860.12     $2,877.80
with IPP Rider...........................................   $1,038.03     $1,597.51     $2,076.21     $3,321.79
with EBB Rider...........................................   $1,023.76     $1,554.86     $2,004.64     $3,176.02
with IPP & EBB Riders....................................   $1,066.57     $1,683.25     $2,220.75     $3,620.03
MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
without any Riders.......................................   $1,007.59     $1,506.32     $1,922.91     $3,008.01
with IPP Rider...........................................   $1,050.34     $1,634.20     $2,137.57     $3,445.76
with EBB Rider...........................................   $1,036.09     $1,591.71     $2,066.48     $3,302.03
with IPP & EBB Riders....................................   $1,078.83     $1,719.57     $2,281.12     $3,739.77
MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
without any Riders.......................................   $  991.42     $1,457.68     $1,840.72     $2,837.39
with IPP Rider...........................................   $1,034.25     $1,586.22     $2,057.28     $3,283.36
with EBB Rider...........................................   $1,019.97     $1,543.50     $1,985.55     $3,136.91
with IPP & EBB Riders....................................   $1,062.79     $1,672.05     $2,202.10     $3,582.85
MAINSTAY VP MID CAP CORE--INITIAL CLASS
without any Riders.......................................   $1,001.88     $1,489.18     $1,893.98     $2,948.14
with IPP Rider...........................................   $1,044.66     $1,617.29     $2,109.31     $3,388.76
with EBB Rider...........................................   $1,030.40     $1,574.72     $2,037.98     $3,244.06
with IPP & EBB Riders....................................   $1,073.17     $1,702.82     $2,253.30     $3,684.70
MAINSTAY VP MID CAP GROWTH--INITIAL CLASS
without any Riders.......................................   $  991.42     $1,457.68     $1,840.72     $2,837.39
with IPP Rider...........................................   $1,034.25     $1,586.22     $2,057.28     $3,283.36
with EBB Rider...........................................   $1,019.97     $1,543.50     $1,985.55     $3,136.91
with IPP & EBB Riders....................................   $1,062.79     $1,672.05     $2,202.10     $3,582.85
MAINSTAY VP MID CAP VALUE--INITIAL CLASS
without any Riders.......................................   $  987.62     $1,446.21     $1,821.29     $2,796.82
with IPP Rider...........................................   $1,030.46     $1,574.90     $2,038.30     $3,244.73
with EBB Rider...........................................   $1,016.18     $1,532.14     $1,966.41     $3,097.64
with IPP & EBB Riders....................................   $1,059.02     $1,660.84     $2,183.44     $3,545.57

                                                                   EXPENSES IF YOU SURRENDER YOUR POLICY
                                                            ---------------------------------------------------
INVESTMENT DIVISION                                            1 YR          3 YR          5 YR         10 YR
-------------------                                         ---------     ---------     ---------     ---------
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders.......................................   $1,004.73     $1,497.75     $1,908.45     $2,978.11
with IPP Rider...........................................   $1,047.49     $1,625.74     $2,123.44     $3,417.29
with EBB Rider...........................................   $1,033.24     $1,583.21     $2,052.23     $3,273.09
with IPP & EBB Riders....................................   $1,076.00     $1,711.20     $2,267.22     $3,712.28
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders.......................................   $1,008.53     $1,509.19     $1,927.73     $3,017.97
with IPP Rider...........................................   $1,051.28     $1,637.01     $2,142.27     $3,455.22
with EBB Rider...........................................   $1,037.03     $1,594.53     $2,071.20     $3,311.64
with IPP & EBB Riders....................................   $1,079.77     $1,722.36     $2,285.74     $3,748.91
MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
without any Riders.......................................   $  946.76     $1,322.30     $1,610.36     $2,350.41
with IPP Rider...........................................   $  989.78     $1,452.70     $1,832.29     $2,819.78
with EBB Rider...........................................   $  975.44     $1,409.37     $1,758.78     $2,665.65
with IPP & EBB Riders....................................   $1,018.46     $1,539.78     $1,980.71     $3,135.04
MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
without any Riders.......................................   $1,006.63     $1,503.47     $1,918.10     $2,998.06
with IPP Rider...........................................   $1,049.38     $1,631.38     $2,132.86     $3,436.27
with EBB Rider...........................................   $1,035.13     $1,588.88     $2,061.73     $3,292.39
with IPP & EBB Riders....................................   $1,077.89     $1,716.78     $2,276.48     $3,730.61
MAINSTAY VP TOTAL RETURN--INITIAL CLASS
without any Riders.......................................   $  975.27     $1,408.86     $1,757.92     $2,663.85
with IPP Rider...........................................   $1,018.16     $1,538.09     $1,976.42     $3,118.17
with EBB Rider...........................................   $1,003.87     $1,495.15     $1,904.05     $2,968.99
with IPP & EBB Riders....................................   $1,046.76     $1,624.35     $2,122.53     $3,423.30
MAINSTAY VP VALUE--INITIAL CLASS*
without any Riders.......................................   $  973.37     $1,403.12     $1,748.15     $2,643.24
with IPP Rider...........................................   $1,016.27     $1,532.41     $1,966.86     $3,098.54
with EBB Rider...........................................   $1,001.97     $1,489.44     $1,894.42     $2,949.04
with IPP & EBB Riders....................................   $1,044.87     $1,618.73     $2,113.13     $3,404.33
ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES**
without any Riders.......................................   $1,006.63     $1,503.47     $1,918.10     $2,998.06
with IPP Rider...........................................   $1,049.38     $1,631.38     $2,132.86     $3,436.27
with EBB Rider...........................................   $1,035.13     $1,588.88     $2,061.73     $3,292.39
with IPP & EBB Riders....................................   $1,077.89     $1,716.78     $2,276.48     $3,730.61
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.......................................   $1,000.93     $1,486.32     $1,889.14     $2,938.12
with IPP Rider...........................................   $1,043.71     $1,614.46     $2,104.57     $3,379.20
with EBB Rider...........................................   $1,029.45     $1,571.88     $2,033.21     $3,234.37
with IPP & EBB Riders....................................   $1,072.23     $1,700.02     $2,248.65     $3,675.49
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders.......................................   $1,023.74     $1,554.80     $2,004.53     $3,175.79
with IPP Rider...........................................   $1,066.42     $1,682.00     $2,217.28     $3,605.45
with EBB Rider...........................................   $1,052.19     $1,639.73     $2,146.81     $3,464.36
with IPP & EBB Riders....................................   $1,094.87     $1,766.94     $2,359.56     $3,894.02
DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
without any Riders.......................................   $  996.18     $1,472.00     $1,864.95     $2,887.87
with IPP Rider...........................................   $1,038.98     $1,600.35     $2,080.95     $3,331.40
with EBB Rider...........................................   $1,024.71     $1,557.71     $2,009.41     $3,185.76
with IPP & EBB Riders....................................   $1,067.51     $1,686.05     $2,225.41     $3,629.30
FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
without any Riders.......................................   $  977.17     $1,414.62     $1,767.70     $2,684.41
with IPP Rider...........................................   $1,020.06     $1,543.75     $1,985.95     $3,137.74
with EBB Rider...........................................   $1,005.76     $1,500.85     $1,913.67     $2,988.88
with IPP & EBB Riders....................................   $1,048.65     $1,629.97     $2,131.92     $3,442.21
FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
without any Riders.......................................   $  967.67     $1,385.84     $1,718.76     $2,581.17
with IPP Rider...........................................   $1,010.59     $1,515.36     $1,938.15     $3,039.46
with EBB Rider...........................................   $  996.29     $1,472.33     $1,865.49     $2,888.98
with IPP & EBB Riders....................................   $1,039.21     $1,601.85     $2,084.89     $3,347.27
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders.......................................   $1,001.88     $1,489.18     $1,893.98     $2,948.14
with IPP Rider...........................................   $1,044.66     $1,617.29     $2,109.31     $3,388.76
with EBB Rider...........................................   $1,030.40     $1,574.72     $2,037.98     $3,244.06
with IPP & EBB Riders....................................   $1,073.17     $1,702.82     $2,253.30     $3,684.70


 * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

 ** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                                   EXPENSES IF YOU SURRENDER YOUR POLICY
                                                            ---------------------------------------------------
INVESTMENT DIVISION                                            1 YR          3 YR          5 YR         10 YR
-------------------                                         ---------     ---------     ---------     ---------
JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
without any Riders.......................................   $  969.57     $1,391.60     $1,728.55     $2,601.89
with IPP Rider...........................................   $1,012.49     $1,521.04     $1,947.73     $3,059.20
with EBB Rider...........................................   $  998.18     $1,478.03     $1,875.15     $2,909.03
with IPP & EBB Riders....................................   $1,041.10     $1,607.48     $2,094.31     $3,366.32
JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
without any Riders.......................................   $  979.07     $1,420.37     $1,777.46     $2,704.95
with IPP Rider...........................................   $1,021.95     $1,549.42     $1,995.48     $3,157.28
with EBB Rider...........................................   $1,007.66     $1,506.54     $1,923.27     $3,008.74
with IPP & EBB Riders....................................   $1,050.53     $1,635.58     $2,141.30     $3,461.08
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
without any Riders.......................................   $  996.18     $1,472.00     $1,864.95     $2,887.87
with IPP Rider...........................................   $1,038.98     $1,600.35     $2,080.95     $3,331.40
with EBB Rider...........................................   $1,024.71     $1,557.71     $2,009.41     $3,185.76
with IPP & EBB Riders....................................   $1,067.51     $1,686.05     $2,225.41     $3,629.30
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders.......................................   $  999.03     $1,480.59     $1,879.46     $2,918.03
with IPP Rider...........................................   $1,041.82     $1,608.82     $2,095.13     $3,360.12
with EBB Rider...........................................   $1,027.55     $1,566.21     $2,023.69     $3,214.95
with IPP & EBB Riders....................................   $1,070.34     $1,694.44     $2,239.36     $3,657.03
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.......................................   $1,019.94     $1,543.41     $1,985.39     $3,136.58
with IPP Rider...........................................   $1,062.63     $1,670.77     $2,198.58     $3,568.12
with EBB Rider...........................................   $1,048.40     $1,628.45     $2,127.96     $3,426.41
with IPP & EBB Riders....................................   $1,091.09     $1,755.80     $2,341.14     $3,857.96
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders.......................................   $1,023.74     $1,554.80     $2,004.53     $3,175.79
with IPP Rider...........................................   $1,066.42     $1,682.00     $2,217.28     $3,605.45
with EBB Rider...........................................   $1,052.19     $1,639.73     $2,146.81     $3,464.36
with IPP & EBB Riders....................................   $1,094.87     $1,766.94     $2,359.56     $3,894.02
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.......................................   $1,039.90     $1,603.10     $2,085.56     $3,340.74
with IPP Rider...........................................   $1,082.51     $1,729.64     $2,296.42     $3,762.44
with EBB Rider...........................................   $1,068.31     $1,687.60     $2,226.58     $3,623.98
with IPP & EBB Riders....................................   $1,110.91     $1,814.13     $2,437.44     $4,045.66
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.......................................   $1,018.04     $1,537.71     $1,975.81     $3,116.90
with IPP Rider...........................................   $1,060.74     $1,665.14     $2,189.21     $3,549.39
with EBB Rider...........................................   $1,046.51     $1,622.81     $2,118.54     $3,407.40
with IPP & EBB Riders....................................   $1,089.21     $1,750.24     $2,331.94     $3,839.88
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders.......................................   $  996.18     $1,472.00     $1,864.95     $2,887.87
with IPP Rider...........................................   $1,038.98     $1,600.35     $2,080.95     $3,331.40
with EBB Rider...........................................   $1,024.71     $1,557.71     $2,009.41     $3,185.76
with IPP & EBB Riders....................................   $1,067.51     $1,686.05     $2,225.41     $3,629.30
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.......................................   $1,011.39     $1,517.75     $1,942.18     $3,047.76
with IPP Rider...........................................   $1,054.12     $1,645.46     $2,156.37     $3,483.57
with EBB Rider...........................................   $1,039.88     $1,603.03     $2,085.43     $3,340.48
with IPP & EBB Riders....................................   $1,082.61     $1,730.74     $2,299.63     $3,776.31
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS I
without any Riders.......................................   $1,065.56     $1,679.46     $2,213.07     $3,597.04
with IPP Rider...........................................   $1,108.05     $1,804.95     $2,420.95     $4,006.36
with EBB Rider...........................................   $1,093.89     $1,763.26     $2,352.09     $3,871.95
with IPP & EBB Riders....................................   $1,136.37     $1,888.74     $2,559.97     $4,281.26
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders.......................................   $1,033.25     $1,583.23     $2,052.26     $3,273.16
with IPP Rider...........................................   $1,075.88     $1,710.04     $2,263.89     $3,698.12
with EBB Rider...........................................   $1,061.67     $1,667.91     $2,193.81     $3,558.58
with IPP & EBB Riders....................................   $1,104.30     $1,794.72     $2,405.44     $3,983.54


NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY POLICIES:

                                                                   EXPENSES IF YOU SURRENDER YOUR POLICY
                                                            ---------------------------------------------------
INVESTMENT DIVISION                                            1 YR          3 YR          5 YR         10 YR
-------------------                                         ---------     ---------     ---------     ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders.......................................   $1,031.35     $1,577.55     $2,042.74     $3,253.77
with IPP Rider...........................................   $1,073.99     $1,704.44     $2,254.60     $3,679.66
with EBB Rider...........................................   $1,059.77     $1,662.28     $2,184.42     $3,539.82
with IPP & EBB Riders....................................   $1,102.41     $1,789.16     $2,396.27     $3,965.70

                                                                   EXPENSES IF YOU SURRENDER YOUR POLICY
                                                            ---------------------------------------------------
INVESTMENT DIVISION                                            1 YR          3 YR          5 YR         10 YR
-------------------                                         ---------     ---------     ---------     ---------
MAINSTAY VP BOND--SERVICE CLASS
without any Riders.......................................   $1,004.73     $1,497.75     $1,908.45     $2,978.11
with IPP Rider...........................................   $1,047.49     $1,625.74     $2,123.44     $3,417.29
with EBB Rider...........................................   $1,033.24     $1,583.21     $2,052.23     $3,273.09
with IPP & EBB Riders....................................   $1,076.00     $1,711.20     $2,267.22     $3,712.28
MAINSTAY VP CAPITAL APPRECIATION--SERVICE CLASS
without any Riders.......................................   $1,015.19     $1,529.17     $1,961.41     $3,087.34
with IPP Rider...........................................   $1,057.91     $1,656.72     $2,175.16     $3,521.25
with EBB Rider...........................................   $1,043.67     $1,614.34     $2,104.36     $3,378.77
with IPP & EBB Riders....................................   $1,086.38     $1,741.89     $2,318.10     $3,812.69
MAINSTAY VP CASH MANAGEMENT
without any Riders.......................................   $  976.22     $1,411.74     $1,762.80     $2,674.12
with IPP Rider...........................................   $1,019.11     $1,540.91     $1,981.19     $3,127.96
with EBB Rider...........................................   $1,004.81     $1,497.98     $1,908.85     $2,978.93
with IPP & EBB Riders....................................   $1,047.70     $1,627.16     $2,127.22     $3,432.76
MAINSTAY VP COMMON STOCK--SERVICE CLASS
without any Riders.......................................   $1,009.49     $1,512.05     $1,932.56     $3,027.91
with IPP Rider...........................................   $1,052.23     $1,639.83     $2,146.97     $3,464.69
with EBB Rider...........................................   $1,037.98     $1,597.36     $2,075.94     $3,321.25
with IPP & EBB Riders....................................   $1,080.72     $1,725.16     $2,290.39     $3,758.06
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without any Riders.......................................   $1,018.04     $1,537.71     $1,975.81     $3,116.90
with IPP Rider...........................................   $1,060.74     $1,665.14     $2,189.21     $3,549.39
with EBB Rider...........................................   $1,046.51     $1,622.81     $2,118.54     $3,407.40
with IPP & EBB Riders....................................   $1,089.21     $1,750.24     $2,331.94     $3,839.88
MAINSTAY VP CONVERTIBLE--SERVICE CLASS
without any Riders.......................................   $1,016.14     $1,532.01     $1,966.20     $3,097.19
with IPP Rider...........................................   $1,058.85     $1,659.52     $2,179.83     $3,530.63
with EBB Rider...........................................   $1,044.61     $1,617.15     $2,109.06     $3,388.30
with IPP & EBB Riders....................................   $1,087.32     $1,744.67     $2,322.71     $3,821.75
MAINSTAY VP DEVELOPING GROWTH--SERVICE CLASS
without any Riders.......................................   $1,040.85     $1,605.94     $2,090.31     $3,350.36
with IPP Rider...........................................   $1,083.45     $1,732.43     $2,301.05     $3,771.59
with EBB Rider...........................................   $1,069.25     $1,690.40     $2,231.25     $3,633.27
with IPP & EBB Riders....................................   $1,111.85     $1,816.90     $2,442.00     $4,054.51
MAINSTAY VP FLOATING RATE--SERVICE CLASS
without any Riders.......................................   $1,017.09     $1,534.86     $1,971.00     $3,107.05
with IPP Rider...........................................   $1,059.80     $1,662.35     $2,184.53     $3,540.02
with EBB Rider...........................................   $1,045.56     $1,619.98     $2,113.80     $3,397.85
with IPP & EBB Riders....................................   $1,088.27     $1,747.46     $2,327.32     $3,830.82
MAINSTAY VP GOVERNMENT--SERVICE CLASS
without any Riders.......................................   $1,006.63     $1,503.47     $1,918.10     $2,998.06
with IPP Rider...........................................   $1,049.38     $1,631.38     $2,132.86     $3,436.27
with EBB Rider...........................................   $1,035.13     $1,588.88     $2,061.73     $3,292.39
with IPP & EBB Riders....................................   $1,077.89     $1,716.78     $2,276.48     $3,730.61
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without any Riders.......................................   $1,028.50     $1,569.03     $2,028.43     $3,224.60
with IPP Rider...........................................   $1,071.15     $1,696.03     $2,240.62     $3,651.90
with EBB Rider...........................................   $1,056.93     $1,653.83     $2,170.33     $3,511.59
with IPP & EBB Riders....................................   $1,099.59     $1,780.84     $2,382.53     $3,938.91
MAINSTAY VP HIGH YIELD CORPORATE BOND--SERVICE CLASS
without any Riders.......................................   $1,011.39     $1,517.75     $1,942.18     $3,047.76
with IPP Rider...........................................   $1,054.12     $1,645.46     $2,156.37     $3,483.57
with EBB Rider...........................................   $1,039.88     $1,603.03     $2,085.43     $3,340.48
with IPP & EBB Riders....................................   $1,082.61     $1,730.74     $2,299.63     $3,776.31
MAINSTAY VP ICAP SELECT EQUITY--SERVICE CLASS
without any Riders.......................................   $1,033.25     $1,583.23     $2,052.26     $3,273.16
with IPP Rider...........................................   $1,075.88     $1,710.04     $2,263.89     $3,698.12
with EBB Rider...........................................   $1,061.67     $1,667.91     $2,193.81     $3,558.58
with IPP & EBB Riders....................................   $1,104.30     $1,794.72     $2,405.44     $3,983.54
MAINSTAY VP INTERNATIONAL EQUITY--SERVICE CLASS
without any Riders.......................................   $1,045.61     $1,620.11     $2,114.02     $3,398.30
with IPP Rider...........................................   $1,088.18     $1,746.41     $2,324.21     $3,817.21
with EBB Rider...........................................   $1,073.99     $1,704.44     $2,254.59     $3,679.66
with IPP & EBB Riders....................................   $1,116.57     $1,830.75     $2,464.79     $4,098.57

                                                                   EXPENSES IF YOU SURRENDER YOUR POLICY
                                                            ---------------------------------------------------
INVESTMENT DIVISION                                            1 YR          3 YR          5 YR         10 YR
-------------------                                         ---------     ---------     ---------     ---------
MAINSTAY VP LARGE CAP GROWTH--SERVICE CLASS
without any Riders.......................................   $1,029.44     $1,571.87     $2,033.20     $3,234.34
with IPP Rider...........................................   $1,072.09     $1,698.83     $2,245.27     $3,661.14
with EBB Rider...........................................   $1,057.88     $1,656.64     $2,175.04     $3,521.01
with IPP & EBB Riders....................................   $1,100.53     $1,783.61     $2,387.10     $3,947.84
MAINSTAY VP MID CAP CORE--SERVICE CLASS
without any Riders.......................................   $1,039.90     $1,603.10     $2,085.56     $3,340.74
with IPP Rider...........................................   $1,082.51     $1,729.64     $2,296.42     $3,762.44
with EBB Rider...........................................   $1,068.31     $1,687.60     $2,226.58     $3,623.98
with IPP & EBB Riders....................................   $1,110.91     $1,814.13     $2,437.44     $4,045.66
MAINSTAY VP MID CAP GROWTH--SERVICE CLASS
without any Riders.......................................   $1,029.44     $1,571.87     $2,033.20     $3,234.34
with IPP Rider...........................................   $1,072.09     $1,698.83     $2,245.27     $3,661.14
with EBB Rider...........................................   $1,057.88     $1,656.64     $2,175.04     $3,521.01
with IPP & EBB Riders....................................   $1,100.53     $1,783.61     $2,387.10     $3,947.84
MAINSTAY VP MID CAP VALUE--SERVICE CLASS
without any Riders.......................................   $1,025.64     $1,560.48     $2,014.09     $3,195.33
with IPP Rider...........................................   $1,068.31     $1,687.61     $2,226.61     $3,624.04
with EBB Rider...........................................   $1,054.09     $1,645.38     $2,156.23     $3,483.30
with IPP & EBB Riders....................................   $1,096.75     $1,772.50     $2,368.76     $3,912.00
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without any Riders.......................................   $1,018.99     $1,540.57     $1,980.59     $3,126.75
with IPP Rider...........................................   $1,061.69     $1,667.96     $2,193.90     $3,558.77
with EBB Rider...........................................   $1,047.46     $1,625.62     $2,123.24     $3,416.90
with IPP & EBB Riders....................................   $1,090.15     $1,753.03     $2,336.55     $3,848.92
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without any Riders.......................................   $1,022.80     $1,551.95     $1,999.75     $3,166.00
with IPP Rider...........................................   $1,065.47     $1,679.19     $2,212.60     $3,596.12
with EBB Rider...........................................   $1,051.25     $1,636.91     $2,142.10     $3,454.89
with IPP & EBB Riders....................................   $1,093.93     $1,764.16     $2,354.97     $3,885.03
MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
without any Riders.......................................   $  984.78     $1,437.61     $1,806.71     $2,766.30
with IPP Rider...........................................   $1,027.63     $1,566.42     $2,024.05     $3,215.67
with EBB Rider...........................................   $1,013.34     $1,523.61     $1,952.06     $3,068.11
with IPP & EBB Riders....................................   $1,056.19     $1,652.43     $2,169.41     $3,517.50
MAINSTAY VP SMALL CAP GROWTH--SERVICE CLASS
without any Riders.......................................   $1,044.65     $1,617.27     $2,109.28     $3,388.73
with IPP Rider...........................................   $1,087.23     $1,743.61     $2,319.58     $3,808.10
with EBB Rider...........................................   $1,073.04     $1,701.64     $2,249.93     $3,670.40
with IPP & EBB Riders....................................   $1,115.62     $1,827.98     $2,460.24     $4,089.78
MAINSTAY VP TOTAL RETURN--SERVICE CLASS
without any Riders.......................................   $1,013.29     $1,523.46     $1,951.79     $3,067.55
with IPP Rider...........................................   $1,056.01     $1,651.10     $2,165.77     $3,502.43
with EBB Rider...........................................   $1,041.77     $1,608.68     $2,094.90     $3,359.64
with IPP & EBB Riders....................................   $1,084.49     $1,736.31     $2,308.86     $3,794.50
MAINSTAY VP VALUE--SERVICE CLASS*
without any Riders.......................................   $1,011.39     $1,517.75     $1,942.18     $3,047.76
with IPP Rider...........................................   $1,054.12     $1,645.46     $2,156.37     $3,483.57
with EBB Rider...........................................   $1,039.88     $1,603.03     $2,085.43     $3,340.48
with IPP & EBB Riders....................................   $1,082.61     $1,730.74     $2,299.63     $3,776.31
ALGER AMERICAN SMALLCAP GROWTH--CLASS S SHARES**
without any Riders.......................................   $1,044.65     $1,617.27     $2,109.28     $3,388.73
with IPP Rider...........................................   $1,087.23     $1,743.61     $2,319.58     $3,808.10
with EBB Rider...........................................   $1,073.04     $1,701.64     $2,249.93     $3,670.40
with IPP & EBB Riders....................................   $1,115.62     $1,827.98     $2,460.24     $4,089.78
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders.......................................   $1,015.19     $1,529.17     $1,961.41     $3,087.34
with IPP Rider...........................................   $1,057.91     $1,656.72     $2,175.16     $3,521.25
with EBB Rider...........................................   $1,043.67     $1,614.34     $2,104.36     $3,378.77
with IPP & EBB Riders....................................   $1,086.38     $1,741.89     $2,318.10     $3,812.69
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES--CLASS B
without any Riders.......................................   $1,038.00     $1,597.43     $2,076.07     $3,321.49
with IPP Rider...........................................   $1,080.61     $1,724.04     $2,287.13     $3,744.10
with EBB Rider...........................................   $1,066.41     $1,681.97     $2,217.23     $3,605.36
with IPP & EBB Riders....................................   $1,109.02     $1,808.59     $2,428.31     $4,027.96


 * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

 ** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                                   EXPENSES IF YOU SURRENDER YOUR POLICY
                                                            ---------------------------------------------------
INVESTMENT DIVISION                                            1 YR          3 YR          5 YR         10 YR
-------------------                                         ---------     ---------     ---------     ---------
DREYFUS IP TECHNOLOGY GROWTH--SERVICE SHARES
without any Riders.......................................   $1,034.20     $1,586.07     $2,057.03     $3,282.84
with IPP Rider...........................................   $1,076.83     $1,712.85     $2,268.55     $3,707.33
with EBB Rider...........................................   $1,062.62     $1,670.73     $2,198.50     $3,567.95
with IPP & EBB Riders....................................   $1,105.25     $1,797.50     $2,410.02     $3,992.44
FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
without any Riders.......................................   $1,015.19     $1,529.17     $1,961.41     $3,087.34
with IPP Rider...........................................   $1,057.91     $1,656.72     $2,175.16     $3,521.25
with EBB Rider...........................................   $1,043.67     $1,614.34     $2,104.36     $3,378.77
with IPP & EBB Riders....................................   $1,086.38     $1,741.89     $2,318.10     $3,812.69
FIDELITY(R) VIP EQUITY-INCOME--SERVICE CLASS 2
without any Riders.......................................   $1,005.69     $1,500.62     $1,913.29     $2,988.09
with IPP Rider...........................................   $1,048.44     $1,628.57     $2,128.16     $3,426.80
with EBB Rider...........................................   $1,034.19     $1,586.05     $2,056.99     $3,282.75
with IPP & EBB Riders....................................   $1,076.95     $1,713.99     $2,271.85     $3,721.44
FIDELITY(R) VIP MID CAP--SERVICE CLASS 2
without any Riders.......................................   $1,016.14     $1,532.01     $1,966.20     $3,097.19
with IPP Rider...........................................   $1,058.85     $1,659.52     $2,179.83     $3,530.63
with EBB Rider...........................................   $1,044.61     $1,617.15     $2,109.06     $3,388.30
with IPP & EBB Riders....................................   $1,087.32     $1,744.67     $2,322.71     $3,821.75
JANUS ASPEN SERIES BALANCED--SERVICE SHARES
without any Riders.......................................   $1,007.59     $1,506.32     $1,922.91     $3,008.01
with IPP Rider...........................................   $1,050.34     $1,634.20     $2,137.57     $3,445.76
with EBB Rider...........................................   $1,036.09     $1,591.71     $2,066.48     $3,302.03
with IPP & EBB Riders....................................   $1,078.83     $1,719.57     $2,281.12     $3,739.77
JANUS ASPEN SERIES WORLDWIDE GROWTH--SERVICE SHARES
without any Riders.......................................   $1,017.09     $1,534.86     $1,971.00     $3,107.05
with IPP Rider...........................................   $1,059.80     $1,662.35     $2,184.53     $3,540.02
with EBB Rider...........................................   $1,045.56     $1,619.98     $2,113.80     $3,397.85
with IPP & EBB Riders....................................   $1,088.27     $1,747.46     $2,327.32     $3,830.82
MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
without any Riders.......................................   $1,034.20     $1,586.07     $2,057.03     $3,282.84
with IPP Rider...........................................   $1,076.83     $1,712.85     $2,268.55     $3,707.33
with EBB Rider...........................................   $1,062.62     $1,670.73     $2,198.50     $3,567.95
with IPP & EBB Riders....................................   $1,105.25     $1,797.50     $2,410.02     $3,992.44
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders.......................................   $1,037.05     $1,594.59     $2,071.31     $3,311.85
with IPP Rider...........................................   $1,079.66     $1,721.24     $2,282.50     $3,734.94
with EBB Rider...........................................   $1,065.46     $1,679.16     $2,212.55     $3,596.01
with IPP & EBB Riders....................................   $1,108.07     $1,805.82     $2,423.74     $4,019.09
MFS(R) UTILITIES SERIES--SERVICE CLASS
without any Riders.......................................   $1,034.20     $1,586.07     $2,057.03     $3,282.84
with IPP Rider...........................................   $1,076.83     $1,712.85     $2,268.55     $3,707.33
with EBB Rider...........................................   $1,062.62     $1,670.73     $2,198.50     $3,567.95
with IPP & EBB Riders....................................   $1,105.25     $1,797.50     $2,410.02     $3,992.44
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS S
without any Riders.......................................   $1,038.00     $1,597.43     $2,076.07     $3,321.49
with IPP Rider...........................................   $1,080.61     $1,724.04     $2,287.13     $3,744.10
with EBB Rider...........................................   $1,066.41     $1,681.97     $2,217.23     $3,605.36
with IPP & EBB Riders....................................   $1,109.02     $1,808.59     $2,428.31     $4,027.96
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.......................................   $1,054.16     $1,645.58     $2,156.58     $3,483.99
with IPP Rider...........................................   $1,096.70     $1,771.53     $2,365.78     $3,898.76
with EBB Rider...........................................   $1,082.52     $1,729.68     $2,296.48     $3,762.57
with IPP & EBB Riders....................................   $1,125.05     $1,855.63     $2,505.69     $4,177.34
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT CLASS
without any Riders.......................................   $1,032.30     $1,580.40     $2,047.52     $3,263.47
with IPP Rider...........................................   $1,074.94     $1,707.24     $2,259.24     $3,688.88
with EBB Rider...........................................   $1,060.72     $1,665.09     $2,189.12     $3,549.21
with IPP & EBB Riders....................................   $1,103.36     $1,791.94     $2,400.86     $3,974.63
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders.......................................   $1,034.20     $1,586.07     $2,057.03     $3,282.84
with IPP Rider...........................................   $1,076.83     $1,712.85     $2,268.55     $3,707.33
with EBB Rider...........................................   $1,062.62     $1,670.73     $2,198.50     $3,567.95
with IPP & EBB Riders....................................   $1,105.25     $1,797.50     $2,410.02     $3,992.44

                                                                   EXPENSES IF YOU SURRENDER YOUR POLICY
                                                            ---------------------------------------------------
INVESTMENT DIVISION                                            1 YR          3 YR          5 YR         10 YR
-------------------                                         ---------     ---------     ---------     ---------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders.......................................   $1,025.64     $1,560.48     $2,014.09     $3,195.33
with IPP Rider...........................................   $1,068.31     $1,687.61     $2,226.61     $3,624.04
with EBB Rider...........................................   $1,054.09     $1,645.38     $2,156.23     $3,483.30
with IPP & EBB Riders....................................   $1,096.75     $1,772.50     $2,368.76     $3,912.00
VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS II
without any Riders.......................................   $1,113.09     $1,819.76     $2,445.34     $4,053.67
with IPP Rider...........................................   $1,155.36     $1,943.30     $2,647.80     $4,440.88
with EBB Rider...........................................   $1,141.27     $1,902.25     $2,580.74     $4,313.73
with IPP & EBB Riders....................................   $1,183.54     $2,025.80     $2,783.21     $4,700.95
VICTORY VIF DIVERSIFIED STOCK--CLASS A SHARES
without any Riders.......................................   $1,047.51     $1,625.77     $2,123.49     $3,417.41
with IPP Rider...........................................   $1,090.08     $1,752.01     $2,333.47     $3,835.41
with EBB Rider...........................................   $1,075.89     $1,710.06     $2,263.92     $3,698.15
with IPP & EBB Riders....................................   $1,118.46     $1,836.28     $2,473.90     $4,116.14

     Also, replace the third paragraph under "CHARGES AND DEDUCTIONS--SURRENDER CHARGES" with the following:

          The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time the premium payment or portion thereof is in your policy before it is withdrawn. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first two Policy Years is 8% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Policy Year, until the eighth Policy Year, after which no charge is made.

III. MAINTENANCE OF POLICY VALUE

     Replace the paragraph under question "8." and under "DISTRIBUTIONS UNDER THE POLICY--OUR RIGHT TO CANCEL" with the following:

          If a partial withdrawal, together with any surrender charges, would reduce the Accumulation Value of your policy to less than $2,000, We reserve the right to terminate your policy. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     Replace the heading of question "8." with: "8. MAY WE TERMINATE YOUR
POLICY?"

IV. MINIMUM PREMIUM PAYMENT

     Replace the first sentence of the fourth paragraph under "POLICY APPLICATION AND PREMIUM PAYMENTS" with:

          Unless We permit otherwise, the minimum premium payment is $5,000 for both Qualified and Non-Qualified Policies.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2008
                                       FOR
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
                 NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY
              (FORMERLY LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY
               AND LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                           51 MADISON AVENUE, ROOM 251
                            NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity Prospectus dated May 1, 2008. You may obtain a copy of the Prospectus by calling NYLIAC at (800) 598-2019 or writing to NYLIAC Variable Products Service Center, Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity Prospectus.

     If approved for sale in the specific state, NYLIAC is offering in the States of Alabama, Maryland, Massachusetts, New Jersey, New York, Oregon, South Carolina, and Washington an individual single premium version of the Policies. Appendix 1 of this SAI modifies this SAI to describe the single premium version of the policies.

                                TABLE OF CONTENTS

                                                                                    PAGE
                                                                                    ----
THE POLICIES......................................................................     2
     Valuation of Accumulation Units..............................................     2
ANNUITY PAYMENTS..................................................................     2
GENERAL MATTERS...................................................................     2
FEDERAL TAX MATTERS...............................................................     3
     Taxation of New York Life Insurance and Annuity Corporation..................     3
     Tax Status of the Policies...................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS............................................     4
STATE REGULATION..................................................................     4
RECORDS AND REPORTS...............................................................     4
LEGAL PROCEEDINGS.................................................................     4
FINANCIAL STATEMENTS..............................................................     5
OTHER INFORMATION.................................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS..................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                    (a/b) - c

Where: a = the result of:

            (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

            (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

       b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

       c = a factor representing the charges deducted from the applicable
           Investment Division on a daily basis. Such factor is equal, on an annual basis, to either 1.60% (annualized) for New York Life Premium Plus Variable Annuity or 1.75% (annualized) for New York Life Premium Plus II Variable Annuity of the daily average Variable Accumulation Value. (See "Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 16 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" of the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity

Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner's surviving spouse, the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (PLEASE REFER TO THE SECTION ON "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law) and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2007 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in the financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                                   APPENDIX 1

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2008

     NYLIAC offers in the states of Alabama, Maryland, Massachusetts, New Jersey, New York, Oregon, South Carolina and Washington an individual single premium version of the Policies. This Appendix modifies the May 1, 2008 Statement of Additional Information ("SAI") for the policies to describe the single premium version of the policies.

     When reading this Appendix together with the SAI, keep in mind that only one premium payment is permitted under the single premium policies and only one Credit will be credited to such premium payment. Exceptions to this rule apply only in cases where part of your purchase payment is funded from another source, such as a 1035 exchange, rollover, or transfer from an institution. In such cases, We may receive parts of your purchase payment on different business days.

     Accordingly, except in the circumstances described above, all references throughout the statement of additional information to premium payments in the plural (and any Credits thereon) should be read to mean the singular. Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.

                          Supplement dated May 1, 2008
                    to the Prospectuses dated May 1, 2008 for
                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                      NEW YORK LIFE SELECT VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                      NEW YORK LIFE ACCESS VARIABLE ANNUITY

                                  INVESTING IN
                NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

This supplement amends the Prospectus for the New York Life Essentials Variable Annuity, the New York Life Flexible Premium Variable Annuity, the New York Life Select Variable Annuity, the New York Life Variable Annuity, New York Life Elite Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Premium Plus Elite Variable Annuity and the New York Life Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.

This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2008 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:

A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

          Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

          Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

          Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

          You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

          If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.

D. THE POLICIES -- Policy Application and Premium Payments

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders

1. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:

          At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:

          For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

          There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

--------------------------------------------------------------------------------

                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010

                          PROSPECTUS DATED MAY 1, 2008
                                       FOR
                 NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND
                 NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY
(FORMERLY MAINSTAY PREMIUM PLUS VARIABLE ANNUITY AND MAINSTAY PREMIUM PLUS II
                                VARIABLE ANNUITY)
                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                   51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
     This Prospectus describes the individual flexible premium New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity policies issued by New York Life Insurance and Annuity Corporation (NYLIAC). We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.
     NYLIAC will apply a Credit to your premium payments. (See "CREDIT.") Fees and charges for a policy with a Credit may be higher than those for other policies, and over time, the amount of the Credit may be more than offset by those higher charges.
     In Alabama, Connecticut, Maryland, Massachusetts, New Jersey, New York, Oregon, South Carolina, and Washington NYLIAC is offering an individual single premium version of the policies. Appendix 1 to this Prospectus describes the single premium version of the policies. The principal differences between the single premium version and the flexible premium version of the policies are as follows. Under the single premium policies:
     (1) You can only make one premium payment;
     (2) There is a lower surrender charge; and
     (3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified policies and $10,000 for Pension Plans.
     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account, a Fixed Account option specifically for one of Our Dollar Cost Averaging Programs and the Variable Investment Divisions listed below.

-    MainStay VP Balanced--Service Class
-    MainStay VP Bond
-    MainStay VP Capital Appreciation
-    MainStay VP Cash Management
-    MainStay VP Common Stock
-    MainStay VP Conservative Allocation--Service Class
-    MainStay VP Convertible
-    MainStay VP Developing Growth
-    MainStay VP Floating Rate--Service Class
-    MainStay VP Government
-    MainStay VP Growth Allocation--Service Class
-    MainStay VP High Yield Corporate Bond
-    MainStay VP ICAP Select Equity
-    MainStay VP International Equity
-    MainStay VP Large Cap Growth
-    MainStay VP Mid Cap Core--Service Class
-    MainStay VP Mid Cap Growth--Service Class
-    MainStay VP Mid Cap Value
-    MainStay VP Moderate Allocation--Service Class
-    MainStay VP Moderate Growth Allocation--Service Class
-    MainStay VP S&P 500 Index
-    MainStay VP Small Cap Growth
-    MainStay VP Total Return
-    MainStay VP Value*
-    Alger American SmallCap Growth (formerly Alger American Small Capitalization)
-    CVS Calvert Social Balanced Portfolio
-    Columbia Small Cap Value Fund, Variable Series-- Class B
-    Dreyfus IP Technology Growth
-    Fidelity(R) VIP Contrafund(R)
-    Fidelity(R) VIP Equity-Income
-    Fidelity(R) VIP Mid Cap--Service Class 2
-    Janus Aspen Series Balanced
-    Janus Aspen Series Worldwide Growth
-    MFS(R) Investors Trust Series
-    MFS(R) Research Series
-    MFS(R) Utilities Series
-    Neuberger Berman AMT Mid-Cap Growth Portfolio
-    Royce Micro-Cap Portfolio--Investment Class
-    Royce Small-Cap Portfolio--Investment Class
-    T. Rowe Price Equity Income Portfolio
-    Van Eck Worldwide Hard Assets
-    Van Kampen UIF Emerging Markets Equity
-    Victory VIF Diversified Stock--Class A Shares


      * The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

     SOME INVESTMENT DIVISIONS OFFERED IN NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Columbia Funds Variable Insurance Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Universal Institutional Funds, Inc., the Van Eck Worldwide Insurance Trust, and the Victory Variable Insurance Funds (the "Funds", and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact us at (800) 762-6212 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.
     To learn more about the policy, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 762-6212 or write to Us at NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS



                                           PAGE
                                           ----
DEFINITIONS..............................    3
TABLE OF FEES AND EXPENSES...............    5
EXAMPLES.................................   11
QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE
  PREMIUM PLUS VARIABLE ANNUITY AND NEW
  YORK LIFE PREMIUM PLUS II VARIABLE
  ANNUITY................................   27
  How Do I Contact NYL Annuity Service
     Center or NYLIAC?...................   31
FINANCIAL STATEMENTS.....................   31
CONDENSED FINANCIAL INFORMATION..........   32
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE ACCOUNT...   47
  New York Life Insurance and Annuity
     Corporation.........................   47
  The Separate Account...................   47
  The Portfolios.........................   47
  Additions, Deletions, or Substitutions
     of Investments......................   50
  Reinvestment...........................   50
THE POLICIES.............................   50
  Selecting the Variable Annuity That's
     Right  for You......................   51
  Qualified and Non-Qualified Policies...   53
  Policy Application and Premium
     Payments............................   53
  Payments Returned for Insufficient
     Funds...............................   54
  Credit.................................   54
  Your Right to Cancel ("Free Look").....   55
  Issue Ages.............................   56
  Transfers..............................   56
  Limits on Transfers....................   56
  Procedures for Telephone/Web
     Transactions........................   58
  Dollar Cost Averaging (DCA) Programs...   58
     (a) Traditional Dollar Cost
       Averaging.........................   59
     (b) The DCA Advantage Plan..........   60
  Automatic Asset Reallocation...........   60
  Interest Sweep.........................   61
  Accumulation Period....................   61
     (a) Crediting of Premium Payments...   61
     (b) Valuation of Accumulation
       Units.............................   62
  Riders.................................   62
     (a) Living Needs Benefit Rider......   62
     (b) Unemployment Benefit Rider......   62
     (c) Investment Protection Plan
         Rider  (Optional)...............   62
     (d) Enhanced Beneficiary Benefit
         Rider  (Optional)...............   64
     (e) Enhanced Spousal Continuance
         Rider  (Optional)...............   66
  Policyowner Inquiries..................   66
  Records and Reports....................   67
CHARGES AND DEDUCTIONS...................   67
  Surrender Charges......................   67
  Amount of Surrender Charge.............   67
  Exceptions to Surrender Charges........   68
  Other Charges..........................   68
     (a)  Separate Account Charge........   68
     (b)  Policy Service Charge..........   68
     (c)  Investment Protection Plan
          Rider  Charge (Optional).......   68
     (d)  Rider Risk Charge Adjustment
          (Optional).....................   69
     (e)  Enhanced Beneficiary Benefit
          Rider  Charge (Optional).......   69
     (f)  Fund Charges...................   69
     (g) Transfer Fees...................   69
  Group and Sponsored Arrangements.......   69
  Taxes..................................   70
DISTRIBUTIONS UNDER THE POLICY...........   70
  Surrenders and Withdrawals.............   70
     (a) Surrenders......................   70
     (b) Partial Withdrawals.............   71
     (c) Periodic Partial Withdrawals....   71
     (d) Hardship Withdrawals............   71
  Required Minimum Distribution Option...   71
  Our Right to Cancel....................   71
  Annuity Commencement Date..............   72
  Death Before Annuity Commencement......   72
  Income Payments........................   74
     (a) Election of Income Payment
         Options.........................   74
     (b) Proof of Survivorship...........   74
  Delay of Payments......................   74
  Designation of Beneficiary.............   75
  Restrictions Under Code Section
     403(b)(11)..........................   75
  Loans..................................   75
THE FIXED ACCOUNT........................   76
     (a) Interest Crediting..............   76
     (b) Transfers to Investment
         Divisions.......................   76
THE DCA ADVANTAGE PLAN ACCOUNT...........   77
FEDERAL TAX MATTERS......................   78
  Introduction...........................   78
  Taxation of Annuities in General.......   78
  Qualified Policies.....................   79
     (a)  Section 403(b) TSA Plans.......   79
     (b)  Individual Retirement
          Annuities......................   80
     (c)  Roth Individual Retirement
          Annuities......................   80
     (d)  Inherited IRAs.................   80
  Taxation of Death Benefits.............   81
DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS...........................   81
VOTING RIGHTS............................   82
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION (SAI)...........   83


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value, and the DCA Advantage Plan Account Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

CREDIT--An amount We will apply to your Accumulation Value at the time of your premium payment(s). The Credit is calculated as a percentage of each premium payment and will never be less than 2 percent (the "Credit Rate"). The Credit Rate applicable to a premium payment varies, depending on the total amount of premium payments received under the policy. The Credit Rate schedule as of the date of this prospectus is described in the section entitled "Credit." With notice to you, in Our sole discretion, We may change both the Credit Rates and the total premium payment brackets applicable to future premium payments under this policy.(1)

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN ACCOUNT--The 6-month DCA account used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING (DCA) ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Account.

DOLLAR COST AVERAGING (DCA) ACCUMULATION VALUE--The sum of premium payments and any Credits allocated to the DCA Advantage Plan Account, plus interest credited on those premium payments and any Credits, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of Our general creditors.

ELIGIBLE PORTFOLIOS (PORTFOLIOS)--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and any Credits and transfers allocated to the Fixed Account, plus interest credited on those premium payments and any Credits and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charge and rider charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.


----------
(1) For single premium policies, this definition is modified as indicated in Appendix 1 of this Prospectus.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. With respect to any written service requests, however, "NYLIAC, We, Our or Us" means the New York Life (NYL) Annuity Service Center at one of the addresses listed in Question 16 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY".

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.(2)

PENSION PLAN--A retirement plan that is qualified under Section 401(a) of the Code.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, and 408A of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.


----------
(2) For single premium policies, this definition is modified as indicated in Appendix 1 of this Prospectus.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------------------------
                                                                NEW YORK LIFE       NEW YORK LIFE
                                                                PREMIUM PLUS       PREMIUM PLUS II
                                                              VARIABLE ANNUITY    VARIABLE ANNUITY
--------------------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE as a
percentage of the amount withdrawn.(1)                              8.00%               8.00%
--------------------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each
transfer over 12 in a Policy Year (currently no charge for
the first 12 transfers in a Policy Year).                            $30                 $30
--------------------------------------------------------------------------------------------------


(1) In Payment Years 5 and beyond, the percentage applied to calculate the maximum surrender charge is reduced as follows: 7.00% during Payment Year 5; 6.00% during Payment Year 6; 5.00% during Payment Year 7; 4.00% during Payment Year 8; and 0% thereafter. In some states, the percentages applied to calculate the maximum surrender charge are modified as indicated in Appendix 1 of this Prospectus.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES

--------------------------------------------------------------------------------------------------
                                                                NEW YORK LIFE       NEW YORK LIFE
                                                                PREMIUM PLUS       PREMIUM PLUS II
                                                              VARIABLE ANNUITY    VARIABLE ANNUITY
--------------------------------------------------------------------------------------------------
Annual Policy Service Charge (for policies with less than
$100,000 Accumulation Value).                                        $30                 $30
--------------------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT ANNUAL
EXPENSES CHARGE (calculated as an annualized percentage of
the daily average Variable Accumulation Value, including
mortality and expense risk and administrative fees).                1.60%               1.75%
--------------------------------------------------------------------------------------------------


                             OPTIONAL RIDER CHARGES

--------------------------------------------------------------------------------------------------
                                                                NEW YORK LIFE       NEW YORK LIFE
                                                                PREMIUM PLUS       PREMIUM PLUS II
                                                              VARIABLE ANNUITY    VARIABLE ANNUITY
--------------------------------------------------------------------------------------------------
Optional Rider Charges
--------------------------------------------------------------------------------------------------
     GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER
     CHARGE (calculated as an annualized percentage of the
     amount that is guaranteed under this rider, deducted
     on a quarterly basis).                                         1.00%               1.00%
--------------------------------------------------------------------------------------------------
          Current Investment Protection Plan Rider Charge           0.45%               0.45%
--------------------------------------------------------------------------------------------------
     GUARANTEED MAXIMUM RIDER RISK CHARGE ADJUSTMENT (one-
     time charge for cancellation of the Investment
     Protection Plan Rider; calculated as an annualized
     percentage of the amount that is guaranteed under the
     Investment Protection Plan Rider; please contact your
     Registered Representative to determine the percentage
     We are currently charging before you select this
     feature).                                                      2.00%               2.00%
--------------------------------------------------------------------------------------------------
     GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT RIDER
     CHARGE (calculated as an annualized percentage of the
     policy's Accumulation Value, deducted on a quarterly
     basis).                                                        1.00%               1.00%
--------------------------------------------------------------------------------------------------
          Current Enhanced Beneficiary Benefit Rider Charge         0.30%               0.30%
--------------------------------------------------------------------------------------------------

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)

                                                           -------------------------
                                                              MINIMUM      MAXIMUM
------------------------------------------------------------------------------------
For policies purchased on or after June 2, 2003: Expenses
that are deducted from the Investment Division assets,
including management fees, 12b-1 fees, administration fees     0.49%        1.93%
and other expenses as of 12/31/07.
------------------------------------------------------------------------------------
For policies purchased prior to June 2, 2003: Expenses
that are deducted from the Investment Division assets,
including management fees, 12b-1 fees, administration fees     0.33%        1.58%
and other expenses as of 12/31/07.
------------------------------------------------------------------------------------


   (#) Shown as a percentage of average net assets for the fiscal year ended December 31, 2007. The Fund or its agents provided the fees and charges that are based on 2007 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.

                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)

----------------------------------------------------------------------------------------------------------------------------
                                                                                               ESTIMATED
                                           ADVI-                                              UNDERLYING
                                           SORY    ADMINISTRATION      12B-1       OTHER    PORTFOLIO FEES      TOTAL FUND
                  FUND                      FEE          FEE        FEES(sec.)   EXPENSES    AND EXPENSES    ANNUAL EXPENSES
----------------------------------------------------------------------------------------------------------------------------
MainStay VP Conservative
Allocation--Service Class                  0.00%        0.00%          0.25%       0.08%(a)      0.60%(b)         0.93%
MainStay VP Growth Allocation--Service
Class                                      0.00%        0.00%          0.25%       0.07%(c)      0.72%(b)         1.04%
MainStay VP Moderate
Allocation--Service Class                  0.00%        0.00%          0.25%       0.06%(c)      0.63%(b)         0.94%
MainStay VP Moderate Growth
  Allocation--Service Class                0.00%        0.00%          0.25%       0.05%(c)      0.68%(b)         0.98%



(# ) Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(sec.) The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(a) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio/Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. For the year ended December 31, 2007, NYLIM recouped 0.01% in expenses which are not included in the table above.

(b) In addition to the Net Annual Portfolio Operating Expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the Underlying Portfolios/Funds in which the Portfolio invests. The table shows the Portfolio's indirect expense from investing in the Underlying Portfolios/Funds based on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds during the Portfolio's fiscal year ended December 31, 2007. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds and the actual expenses of the Underlying Portfolios/Funds.

(c) The Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Portfolio/Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. Expenses have been restated to reflect current fees.

------------------------------------------------------------------------------------------------------
                                                                       12B-1                TOTAL FUND
                                       ADVISORY     ADMINISTRATION     FEE-       OTHER       ANNUAL
                FUND                     FEES            FEES         S(sec.)   EXPENSES    EXPENSE(A)
------------------------------------------------------------------------------------------------------
MainStay VP Balanced--Service Class       0.75%(b)       0.00%         0.25%      0.07%(c)     1.07%(d)
MainStay VP Bond--Service Class           0.49%(e)(f)    0.00%         0.25%      0.05%(f)     0.79%
MainStay VP Bond--Initial Class           0.49%(e)(f)    0.00%         0.00%      0.05%(f)     0.54%

------------------------------------------------------------------------------------------------------
                                                                       12B-1                TOTAL FUND
                                       ADVISORY     ADMINISTRATION     FEE-       OTHER       ANNUAL
                FUND                     FEES            FEES         S(sec.)   EXPENSES    EXPENSE(A)
------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation--
  Service Class                           0.61%(g)(f)    0.00%         0.25%      0.04%(f)     0.90%
MainStay VP Capital Appreciation--
  Initial Class                           0.61%(g)(f)    0.00%         0.00%      0.04%(f)     0.65%
MainStay VP Cash Management               0.44%(h)(f)    0.00%         0.00%      0.05%(f)     0.49%
MainStay VP Common Stock--Service
  Class                                   0.54%(i)(f)    0.00%         0.25%      0.05%(c)(f)  0.84%(d)
MainStay VP Common Stock--Initial
  Class                                   0.54%(i)(f)    0.00%         0.00%      0.05%(c)(f)  0.59%(d)
MainStay VP Convertible--Service
  Class                                   0.60%(j)(f)    0.00%         0.25%      0.06%(c)(f)  0.91%(d)
MainStay VP Convertible--Initial
  Class                                   0.60%(j)(f)    0.00%         0.00%      0.06%(c)(f)  0.66%(d)
MainStay VP Developing Growth--
  Service Class                           0.80%(k)(f)    0.00%         0.25%      0.12%(f)     1.17%
MainStay VP Developing Growth--
  Initial Class                           0.80%(k)(f)    0.00%         0.00%      0.12%(f)     0.92%
MainStay VP Floating Rate--Service
  Class                                   0.60%(l)       0.00%         0.25%      0.07%        0.92%
MainStay VP Government--Service
  Class                                   0.50%(m)(f)    0.00%         0.25%      0.06%(f)     0.81%
MainStay VP Government--Initial
  Class                                   0.50%(m)(f)    0.00%         0.00%      0.06%(f)     0.56%
MainStay VP High Yield Corporate
  Bond-- Service Class                    0.56%(n)(f)    0.00%         0.25%      0.05%(c)(f)  0.86%(d)
MainStay VP High Yield Corporate
  Bond-- Initial Class                    0.56%(n)(f)    0.00%         0.00%      0.05%(c)(f)  0.61%(d)
MainStay VP ICAP Select Equity--
  Service Class                           0.78%(o)(f)    0.00%         0.25%      0.06%(f)     1.09%
MainStay VP ICAP Select Equity--
  Initial Class                           0.78%(o)(f)    0.00%         0.00%      0.06%(f)     0.84%
MainStay VP International Equity--
  Service Class                           0.88%(p)(f)    0.00%         0.25%      0.09%(c)(f)  1.22%(d)
MainStay VP International Equity--
  Initial Class                           0.88%(p)(f)    0.00%         0.00%      0.09%(c)(f)  0.97%(d)
MainStay VP Large Cap Growth--
  Service Class                           0.75%(q)(f)    0.00%         0.25%      0.05%(f)     1.05%(r)
MainStay VP Large Cap
  Growth--Initial Class                   0.75%(q)(f)    0.00%         0.00%      0.05%(f)     0.80%(r)
MainStay VP Mid Cap Core--Service
  Class                                   0.85%(s)       0.00%         0.25%      0.06%(c)     1.16%(d)
MainStay VP Mid Cap Growth-- Service
  Class                                   0.75%(t)       0.00%         0.25%      0.05%(c)     1.05%(d)
MainStay VP Mid Cap Value--Service
  Class                                   0.70%(u)       0.00%         0.25%      0.06%(c)     1.01%(d)
MainStay VP Mid Cap Value--Initial
  Class                                   0.70%(u)       0.00%         0.00%      0.06%(c)     0.76%(d)
MainStay VP S&P 500 Index--Service
  Class                                   0.29%(v)(f)    0.00%         0.25%      0.04%(f)     0.58%
MainStay VP S&P 500 Index--Initial
  Class                                   0.29%(v)(f)    0.00%         0.00%      0.04%(f)     0.33%
MainStay VP Small Cap Growth--
  Service Class                           0.90%(w)       0.00%         0.25%      0.06%        1.21%
MainStay VP Small Cap
  Growth--Initial Class                   0.90%(w)       0.00%         0.00%      0.06%        0.96%
MainStay VP Total Return--Service
  Class                                   0.57%(x)(f)    0.00%         0.25%      0.06%(c)(f)  0.88%(d)
MainStay VP Total Return--Initial
  Class                                   0.57%(x)(f)    0.00%         0.00%      0.06%(c)(f)  0.63%(d)
MainStay VP Value--Service Class*         0.36%(l)       0.20%         0.25%      0.05%(c)     0.86%(d)
MainStay VP Value--Initial Class*         0.36%(l)       0.20%         0.00%      0.05%(c)     0.61%(d)
Alger American SmallCap Growth--
  Class S Shares**                        0.81%          0.00%         0.25%      0.15%        1.21%
Alger American SmallCap Growth--
  Class O Shares**                        0.81%          0.00%         0.00%      0.15%        0.96%
CVS Calvert Social Balanced
  Portfolio                              0.425%(y)      0.275%         0.00%      0.20%        0.90%

------------------------------------------------------------------------------------------------------
                                                                       12B-1                TOTAL FUND
                                       ADVISORY     ADMINISTRATION     FEE-       OTHER       ANNUAL
                FUND                     FEES            FEES         S(sec.)   EXPENSES    EXPENSE(A)
------------------------------------------------------------------------------------------------------
Columbia Small Cap Value Fund,
  Variable Series--Class B                0.80%(z)       0.00%         0.25%      0.09%(aa)    1.14%(bb)
Dreyfus IP Technology Growth--
  Service Class                           0.75%(cc)      0.00%         0.25%      0.10%(dd)    1.10%
Dreyfus IP Technology
  Growth--Initial Class                   0.75%(cc)      0.00%         0.00%      0.10%(dd)    0.85%
Fidelity(R) VIP
  Contrafund(R)--Service Class 2          0.56%(y)       0.00%         0.25%      0.09%        0.90%(ee)
Fidelity(R) VIP
  Contrafund(R)--Initial Class            0.56%(y)       0.00%         0.00%      0.09%        0.65%(ee)
Fidelity(R) VIP Equity-
  Income--Service Class 2                 0.46%(y)       0.00%         0.25%      0.09%        0.80%
Fidelity(R) VIP Equity-
  Income--Initial Class                   0.46%(y)       0.00%         0.00%      0.09%        0.55%(ee)
Fidelity(R) VIP Mid Cap--Service
  Class 2                                 0.56%(y)       0.00%         0.25%      0.10%        0.91%(ee)
Janus Aspen Series Balanced--
  Service Shares                          0.55%(ff)      0.00%         0.25%      0.02%        0.82%
Janus Aspen Series Balanced--
  Institutional Shares                    0.55%(ff)      0.00%         0.00%      0.02%        0.57%
Janus Aspen Series Worldwide
  Growth-- Service Shares(gg)             0.65%(ff)      0.00%         0.25%      0.02%        0.92%
Janus Aspen Series Worldwide
  Growth-- Institutional Shares(gg)       0.65%(ff)      0.00%         0.00%      0.02%        0.67%
MFS(R) Investors Trust
  Series--Service Class                   0.75%(l)       0.00%         0.25%      0.10%        1.10%(hh)
MFS(R) Investors Trust
  Series--Initial Class                   0.75%(l)       0.00%         0.00%      0.10%        0.85%(hh)
MFS(R) Research Series--Service
  Class                                   0.75%(l)       0.00%         0.25%      0.13%        1.13%(hh)
MFS(R) Research Series--Initial
  Class                                   0.75%(l)       0.00%         0.00%      0.13%        0.88%(hh)
MFS(R) Utilities Series--Service
  Class                                   0.75%(l)       0.00%         0.25%      0.10%        1.10%(hh)
MFS(R) Utilities Series--Initial
  Class                                   0.75%(l)       0.00%         0.00%      0.10%        0.85%(hh)
Neuberger Berman AMT Mid Cap
  Growth-- Class S                        0.82%(ii)      0.00%         0.25%      0.07%        1.14%(jj)
Neuberger Berman AMT Mid Cap
  Growth-- Class I                        0.82%(ii)      0.00%         0.00%      0.07%        0.89%(jj)
Royce Micro-Cap
  Portfolio--Investment Class             1.25%          0.00%         0.00%      0.06%        1.31%
Royce Small-Cap
  Portfolio--Investment Class             1.00%          0.00%         0.00%      0.08%        1.08%
T. Rowe Price Equity Income
  Portfolio II                            0.85%(kk)      0.00%         0.25%      0.00%        1.10%
T. Rowe Price Equity Income
  Portfolio                               0.85%(kk)      0.00%         0.00%      0.00%        0.85%
Van Eck Worldwide Hard Assets Fund        1.00%          0.00%         0.00%      0.01%        1.01%
Van Kampen UIF Emerging Markets
  Equity-- Class II(ll)                   1.21%(l)       0.00%         0.35%(mm)  0.37%        1.93%
Van Kampen UIF Emerging Markets
  Equity-- Class I(ll)                    1.21%(l)       0.00%         0.00%      0.37%        1.58%
Victory VIF Diversified Stock--
  Class A Shares                          0.30%(l)       0.00%         0.25%      0.69%        1.24%(nn)



sec. The 12b-1 fee charge is an ongoing fee. The fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

* The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

** No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

(a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2007, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2007 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

(b) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $1 billion; and 0.70% on assets over $1 billion.

(c) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other fund in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.

(d) The Total Fund Annual Expenses may differ from the amounts shown in the Financial Highlights section of the Fund's Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other fund in which the Portfolio may invest.

(e) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.

(f)     Expenses have been restated to reflect current fees.

(g) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.61% on assets up to $1 billion; and 0.50% on assets over $1 billion.

(h) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.45% on assets up to $500 million; 0.40% on assets from $500 million to $1 billion; and 0.35% on assets over $1 billion.

(i) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.

(j) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.60% on assets up to $1 billion; and 0.50% on assets over $1 billion.

(k) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $200 million; 0.75% on assets from $200 million to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.

(l)     The fees designated as "Advisory Fees" reflect "Management Fees."

(m) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.

(n) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; 0.55% on assets from $1 billion to $5 billion; and 0.525% on assets over $5 billion.

(o) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million up to $1 billion; and 0.74% on assets over $1 billion. Effective May 1, 2008, NYLIM has agreed to contractually waive a portion of its management fee so that the management fee is 0.75% on assets up to $250 million; 0.70% on assets from $250 million up to $1 billion and 0.69% on assets over $1 billion. This waiver will be in effect through May 1, 2009, and may be modified only with Board approval. With this waiver, the Total Fund Annual Expense were 0.79% and 1.04%, respectively for Initial Class and Service Class. There is no guarantee that this contractual waiver will continue beyond that date.

(p) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.89% on assets up to $500 million; and 0.85% on assets over $500 million.

(q) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.

(r) NYLIM voluntarily has committed to the Board to share equally with the Portfolio any reduction in the subadvisory fee to the extent that the net management fee to NYLIM exceeds 0.10%. This has resulted in a benefit of 0.02%. With this waiver, the Total Fund Annual Expense were 0.78% and 1.03%, respectively for Initial Class and Service Class. There is no guarantee this waiver will continue.

(s) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.85% on assets up to $1 billion; and 0.80% on assets over $1 billion.

(t) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; and 0.70% on assets over $500 million.

(u) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.70% on assets up to $500 million; and 0.65% on assets over $500 million.

(v) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.30% on assets up to $1 billion; 0.275% on assets from $1 billion to $2 billion; 0.265% on assets from $2 billion to $3 billion; and 0.25% on assets over $3 billion. Effective May 1, 2008, NYLIM has voluntarily agreed to waive a portion of its management fee so that the Management Fee is 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion to $2 billion; 0.215% on assets from $2 billion to $3 billion; and 0.20% on assets over $3 billion. With this waiver, the Total Fund Annual Expense were 0.28% and 0.53%, respectively for Initial Class and Service Class.

(w) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.90% on assets up to $1 billion; and 0.85% on assets over $1 billion.

(x) The fees designated as "Advisory Fees" reflect "Management Fees." Effective May 1, 2008, the Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; and 0.55% on assets over $1 billion.

(y) The fees designated as "Advisory Fees" and "Administration Fees" reflect "Management Fees".

(z) The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.80% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1 billion; and 0.70% for assets in excess of $1 billion.

(aa) "Other Expenses" include Acquired Fund Fees and Expenses that are less than 0.01%.

(bb) The Distributor and/or the Advisor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.10% of the Fund's average daily net assets. The Distributor will first reimburse the distribution fee up to 0.25% annually of the class' daily net assets to reach the 1.10% limit. If additional reimbursement is needed to meet the limit, the Advisor will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed, the Advisor will waive a portion of its investment advisory fee to the extent necessary. If the waiver were reflected in the table, the 12b-1 fee would be 0.21% and the Total Fund Annual Expenses would be 1.10%. The Advisor or the Distributor may modify or terminate these arrangements at any time.

(cc) The Advisory Fees reflect the amount paid to The Dreyfus Corporation for providing management services.

(dd) Other expenses include expenses of 0.01% for acquired portfolio fees and expenses.

(ee) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64% for Fidelity(R) VIP Contrafund(R)--Initial Class, 0.89% for Fidelity(R) VIP Contrafund(R)--Service Class 2, 0.54% for Fidelity(R) VIP Equity-Income--Initial Class, and 0.90% for Fidelity(R) VIP Mid Cap--Service Class 2. These offsets may be discontinued at any time.

(ff) The fees designated as "Advisory Fees" reflect "Management Fees". The "Management Fee" is the investment advisory fee rate paid by each Portfolio to Janus Capital as of the end of the fiscal year.

(gg) Worldwide Growth Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60% for the Worldwide Growth Portfolio, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee. Refer to "Management Expenses" in the fund's Prospectus for additional information with further description in the fund's Statement of Additional Information ("SAI").

(hh) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Fund Annual Expenses" would be lower.

(ii) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".

(jj) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2011 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1.25% of average daily net asset value of the Mid-Cap Growth Portfolio--Class S shares and 1.00% of average daily net asset value of the Mid-Cap Growth Portfolio--Class I shares. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

(kk) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."

(ll) Morgan Stanley Investment Management Inc. does business in certain instances using the name Van Kampen.

(mm) The Distributor has voluntarily agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

(nn) Effective January 1, 2008, the Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A shares of the Fund for any period during which this waiver or reimbursement is in effect does not exceed 1.20%. This voluntary waiver/reimbursement may be terminated at any time.

Examples

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy, including policyowner transaction expenses, the annual policy service charge (for policies with less than $100,000 Accumulation Value) separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:


FOR NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:

                                                                                                EXPENSES IF YOU
                                                                                             ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP BALANCED-SERVICE CLASS
without any Riders                                                                $1,017.09  $  862.63  $1,469.60  $3,107.05
with IPP Rider                                                                    $1,059.80  $  999.15  $1,694.32  $3,540.02
with EBB Rider                                                                    $1,045.56  $  953.78  $1,619.89  $3,397.85
with IPP & EBB Riders                                                             $1,088.27  $1,090.30  $1,844.60  $3,830.82
MAINSTAY VP BOND-SERVICE CLASS
without any Riders                                                                $  990.48  $  776.90  $1,327.40  $2,827.26
with IPP Rider                                                                    $1,033.30  $  914.60  $1,555.41  $3,273.69
with EBB Rider                                                                    $1,019.03  $  868.85  $1,479.89  $3,127.12
with IPP & EBB Riders                                                             $1,061.85  $1,006.54  $1,707.90  $3,573.56
MAINSTAY VP CAPITAL APPRECIATION-SERVICE CLASS
without any Riders                                                                $1,000.93  $  810.64  $1,383.46  $2,938.12
with IPP Rider                                                                    $1,043.71  $  947.87  $1,610.17  $3,379.20
with EBB Rider                                                                    $1,029.45  $  902.26  $1,535.07  $3,234.37
with IPP & EBB Riders                                                             $1,072.23  $1,039.50  $1,761.80  $3,675.49
MAINSTAY VP CASH MANAGEMENT
without any Riders                                                                $  961.96  $  684.50  $1,173.15  $2,518.72
with IPP Rider                                                                    $1,004.92  $  823.47  $1,404.76  $2,980.03
with EBB Rider                                                                    $  990.60  $  777.30  $1,328.05  $2,828.56
with IPP & EBB Riders                                                             $1,033.55  $  916.26  $1,559.65  $3,289.84
MAINSTAY VP COMMON STOCK-SERVICE CLASS
without any Riders                                                                $  995.23  $  792.25  $1,352.91  $2,877.80
with IPP Rider                                                                    $1,038.03  $  929.72  $1,580.32  $3,321.79
with EBB Rider                                                                    $1,023.76  $  884.05  $1,505.01  $3,176.02
with IPP & EBB Riders                                                             $1,066.57  $1,021.53  $1,732.43  $3,620.03
MAINSTAY VP CONSERVATIVE ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,003.79  $  819.83  $1,398.71  $2,968.14
with IPP Rider                                                                    $1,046.55  $  956.93  $1,625.07  $3,407.80
with EBB Rider                                                                    $1,032.30  $  911.37  $1,550.09  $3,263.41
with IPP & EBB Riders                                                             $1,075.06  $1,048.49  $1,776.45  $3,703.09
                                                                                                EXPENSES IF YOU
                                                                                             SURRENDER YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP BALANCED-SERVICE CLASS
without any Riders                                                                $1,017.09  $1,630.90  $2,171.56  $3,107.05
with IPP Rider                                                                    $1,059.80  $1,757.09  $2,380.61  $3,540.02
with EBB Rider                                                                    $1,045.56  $1,715.15  $2,311.37  $3,397.85
with IPP & EBB Riders                                                             $1,088.27  $1,841.34  $2,520.41  $3,830.82
MAINSTAY VP BOND-SERVICE CLASS
without any Riders                                                                $  990.48  $1,551.66  $2,039.26  $2,827.26
with IPP Rider                                                                    $1,033.30  $1,678.93  $2,251.38  $3,273.69
with EBB Rider                                                                    $1,019.03  $1,636.64  $2,181.13  $3,127.12
with IPP & EBB Riders                                                             $1,061.85  $1,763.92  $2,393.26  $3,573.56
MAINSTAY VP CAPITAL APPRECIATION-SERVICE CLASS
without any Riders                                                                $1,000.93  $1,582.84  $2,091.42  $2,938.12
with IPP Rider                                                                    $1,043.71  $1,709.69  $2,302.33  $3,379.20
with EBB Rider                                                                    $1,029.45  $1,667.53  $2,232.46  $3,234.37
with IPP & EBB Riders                                                             $1,072.23  $1,794.39  $2,443.40  $3,675.49
MAINSTAY VP CASH MANAGEMENT
without any Riders                                                                $  961.96  $1,466.25  $1,895.74  $2,518.72
with IPP Rider                                                                    $1,004.92  $1,594.71  $2,111.23  $2,980.03
with EBB Rider                                                                    $  990.60  $1,552.03  $2,039.87  $2,828.56
with IPP & EBB Riders                                                             $1,033.55  $1,680.47  $2,255.34  $3,289.84
MAINSTAY VP COMMON STOCK-SERVICE CLASS
without any Riders                                                                $  995.23  $1,565.84  $2,063.00  $2,877.80
with IPP Rider                                                                    $1,038.03  $1,692.91  $2,274.56  $3,321.79
with EBB Rider                                                                    $1,023.76  $1,650.70  $2,204.50  $3,176.02
with IPP & EBB Riders                                                             $1,066.57  $1,777.78  $2,416.08  $3,620.03
MAINSTAY VP CONSERVATIVE ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,003.79  $1,591.34  $2,105.61  $2,968.14
with IPP Rider                                                                    $1,046.55  $1,718.07  $2,316.19  $3,407.80
with EBB Rider                                                                    $1,032.30  $1,675.95  $2,246.44  $3,263.41
with IPP & EBB Riders                                                             $1,075.06  $1,802.69  $2,457.02  $3,703.09
                                                                                           EXPENSES IF YOU DO NOT
                                                                                            SURRENDER YOUR POLICY
                                                                                  ----------------------------------------
INVESTMENT DIVISION                                                                 1 YR      3 YR       5 YR      10 YR
-------------------                                                               -------  ---------  ---------  ---------
MAINSTAY VP BALANCED-SERVICE CLASS
without any Riders                                                                $281.35  $  862.63  $1,469.60  $3,107.05
with IPP Rider                                                                    $327.37  $  999.15  $1,694.32  $3,540.02
with EBB Rider                                                                    $312.03  $  953.78  $1,619.89  $3,397.85
with IPP & EBB Riders                                                             $358.05  $1,090.30  $1,844.60  $3,830.82
MAINSTAY VP BOND-SERVICE CLASS
without any Riders                                                                $252.67  $  776.90  $1,327.40  $2,827.26
with IPP Rider                                                                    $298.82  $  914.60  $1,555.41  $3,273.69
with EBB Rider                                                                    $283.44  $  868.85  $1,479.89  $3,127.12
with IPP & EBB Riders                                                             $329.58  $1,006.54  $1,707.90  $3,573.56
MAINSTAY VP CAPITAL APPRECIATION-SERVICE CLASS
without any Riders                                                                $263.93  $  810.64  $1,383.46  $2,938.12
with IPP Rider                                                                    $310.03  $  947.87  $1,610.17  $3,379.20
with EBB Rider                                                                    $294.66  $  902.26  $1,535.07  $3,234.37
with IPP & EBB Riders                                                             $340.76  $1,039.50  $1,761.80  $3,675.49
MAINSTAY VP CASH MANAGEMENT
without any Riders                                                                $221.94  $  684.50  $1,173.15  $2,518.72
with IPP Rider                                                                    $268.23  $  823.47  $1,404.76  $2,980.03
with EBB Rider                                                                    $252.80  $  777.30  $1,328.05  $2,828.56
with IPP & EBB Riders                                                             $299.09  $  916.26  $1,559.65  $3,289.84
MAINSTAY VP COMMON STOCK-SERVICE CLASS
without any Riders                                                                $257.79  $  792.25  $1,352.91  $2,877.80
with IPP Rider                                                                    $303.91  $  929.72  $1,580.32  $3,321.79
with EBB Rider                                                                    $288.54  $  884.05  $1,505.01  $3,176.02
with IPP & EBB Riders                                                             $334.66  $1,021.53  $1,732.43  $3,620.03
MAINSTAY VP CONSERVATIVE ALLOCATION-SERVICE CLASS
without any Riders                                                                $267.01  $  819.83  $1,398.71  $2,968.14
with IPP Rider                                                                    $313.09  $  956.93  $1,625.07  $3,407.80
with EBB Rider                                                                    $297.73  $  911.37  $1,550.09  $3,263.41
with IPP & EBB Riders                                                             $343.82  $1,048.49  $1,776.45  $3,703.09

                                                                                                EXPENSES IF YOU
                                                                                             ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP CONVERTIBLE-SERVICE CLASS
without any Riders                                                                $1,001.88  $  813.70  $1,388.55  $2,948.14
with IPP Rider                                                                    $1,044.66  $  950.90  $1,615.16  $3,388.76
with EBB Rider                                                                    $1,030.40  $  905.31  $1,540.09  $3,244.06
with IPP & EBB Riders                                                             $1,073.17  $1,042.50  $1,766.69  $3,684.70
MAINSTAY VP DEVELOPING GROWTH-SERVICE CLASS
without any Riders                                                                $1,026.60  $  893.12  $1,519.98  $3,205.09
with IPP Rider                                                                    $1,069.26  $1,029.22  $1,743.54  $3,633.37
with EBB Rider                                                                    $1,055.04  $  984.00  $1,669.49  $3,492.75
with IPP & EBB Riders                                                             $1,097.70  $1,120.10  $1,893.03  $3,920.96
MAINSTAY VP FLOATING RATE-SERVICE CLASS
without any Riders                                                                $1,002.83  $  816.76  $1,393.62  $2,958.12
with IPP Rider                                                                    $1,045.60  $  953.91  $1,620.10  $3,398.28
with EBB Rider                                                                    $1,031.34  $  908.34  $1,545.09  $3,253.74
with IPP & EBB Riders                                                             $1,074.11  $1,045.49  $1,771.56  $3,693.88
MAINSTAY VP GOVERNMENT-SERVICE CLASS
without any Riders                                                                $  992.38  $  783.04  $1,337.60  $2,847.49
with IPP Rider                                                                    $1,035.20  $  920.65  $1,565.39  $3,292.98
with EBB Rider                                                                    $1,020.92  $  874.93  $1,489.94  $3,146.69
with IPP & EBB Riders                                                             $1,063.74  $1,012.54  $1,717.71  $3,592.16
MAINSTAY VP GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,014.24  $  853.46  $1,454.44  $3,077.45
with IPP Rider                                                                    $1,056.95  $  990.10  $1,679.50  $3,511.84
with EBB Rider                                                                    $1,042.72  $  944.70  $1,604.97  $3,369.21
with IPP & EBB Riders                                                             $1,085.43  $1,081.34  $1,830.03  $3,803.60
MAINSTAY VP HIGH YIELD CORPORATE BOND-SERVICE CLASS
without any Riders                                                                $  997.13  $  798.39  $1,363.11  $2,897.95
with IPP Rider                                                                    $1,039.92  $  935.78  $1,590.29  $3,340.98
with EBB Rider                                                                    $1,025.66  $  890.12  $1,515.04  $3,195.50
with IPP & EBB Riders                                                             $1,068.45  $1,027.53  $1,742.23  $3,638.55
MAINSTAY VP ICAP SELECT EQUITY-SERVICE CLASS
without any Riders                                                                $1,018.99  $  868.74  $1,479.70  $3,126.75
with IPP Rider                                                                    $1,061.69  $1,005.17  $1,704.18  $3,558.77
with EBB Rider                                                                    $1,047.46  $  959.82  $1,629.82  $3,416.90
with IPP & EBB Riders                                                             $1,090.15  $1,096.26  $1,854.31  $3,848.92
MAINSTAY VP INTERNATIONAL EQUITY-SERVICE CLASS
without any Riders                                                                $1,031.35  $  908.34  $1,545.10  $3,253.77
with IPP Rider                                                                    $1,073.99  $1,044.24  $1,768.07  $3,679.66
with EBB Rider                                                                    $1,059.77  $  999.08  $1,694.21  $3,539.82
with IPP & EBB Riders                                                             $1,102.41  $1,134.96  $1,917.16  $3,965.70
MAINSTAY VP LARGE CAP GROWTH-SERVICE CLASS
without any Riders                                                                $1,015.19  $  856.53  $1,459.51  $3,087.34
with IPP Rider                                                                    $1,057.91  $  993.13  $1,684.46  $3,521.25
with EBB Rider                                                                    $1,043.67  $  947.74  $1,609.95  $3,378.77
with IPP & EBB Riders                                                             $1,086.38  $1,084.34  $1,834.89  $3,812.69
                                                                                                EXPENSES IF YOU
                                                                                             SURRENDER YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP CONVERTIBLE-SERVICE CLASS
without any Riders                                                                $1,001.88  $1,585.67  $2,096.15  $2,948.14
with IPP Rider                                                                    $1,044.66  $1,712.49  $2,306.97  $3,388.76
with EBB Rider                                                                    $1,030.40  $1,670.35  $2,237.13  $3,244.06
with IPP & EBB Riders                                                             $1,073.17  $1,797.16  $2,447.94  $3,684.70
MAINSTAY VP DEVELOPING GROWTH-SERVICE CLASS
without any Riders                                                                $1,026.60  $1,659.08  $2,218.43  $3,205.09
with IPP Rider                                                                    $1,069.26  $1,784.88  $2,426.39  $3,633.37
with EBB Rider                                                                    $1,055.04  $1,743.08  $2,357.52  $3,492.75
with IPP & EBB Riders                                                             $1,097.70  $1,868.88  $2,565.47  $3,920.96
MAINSTAY VP FLOATING RATE-SERVICE CLASS
without any Riders                                                                $1,002.83  $1,588.50  $2,100.86  $2,958.12
with IPP Rider                                                                    $1,045.60  $1,715.27  $2,311.57  $3,398.28
with EBB Rider                                                                    $1,031.34  $1,673.15  $2,241.78  $3,253.74
with IPP & EBB Riders                                                             $1,074.11  $1,799.92  $2,452.48  $3,693.88
MAINSTAY VP GOVERNMENT-SERVICE CLASS
without any Riders                                                                $  992.38  $1,557.33  $2,048.75  $2,847.49
with IPP Rider                                                                    $1,035.20  $1,684.53  $2,260.67  $3,292.98
with EBB Rider                                                                    $1,020.92  $1,642.27  $2,190.48  $3,146.69
with IPP & EBB Riders                                                             $1,063.74  $1,769.46  $2,402.38  $3,592.16
MAINSTAY VP GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,014.24  $1,622.42  $2,157.45  $3,077.45
with IPP Rider                                                                    $1,056.95  $1,748.72  $2,366.83  $3,511.84
with EBB Rider                                                                    $1,042.72  $1,706.76  $2,297.49  $3,369.21
with IPP & EBB Riders                                                             $1,085.43  $1,833.06  $2,506.86  $3,803.60
MAINSTAY VP HIGH YIELD CORPORATE BOND-SERVICE CLASS
without any Riders                                                                $  997.13  $1,571.52  $2,072.48  $2,897.95
with IPP Rider                                                                    $1,039.92  $1,698.51  $2,283.83  $3,340.98
with EBB Rider                                                                    $1,025.66  $1,656.31  $2,213.82  $3,195.50
with IPP & EBB Riders                                                             $1,068.45  $1,783.32  $2,425.19  $3,638.55
MAINSTAY VP ICAP SELECT EQUITY-SERVICE CLASS
without any Riders                                                                $1,018.99  $1,636.54  $2,180.95  $3,126.75
with IPP Rider                                                                    $1,061.69  $1,762.65  $2,389.78  $3,558.77
with EBB Rider                                                                    $1,047.46  $1,720.74  $2,320.61  $3,416.90
with IPP & EBB Riders                                                             $1,090.15  $1,846.85  $2,529.45  $3,848.92
MAINSTAY VP INTERNATIONAL EQUITY-SERVICE CLASS
without any Riders                                                                $1,031.35  $1,673.15  $2,241.79  $3,253.77
with IPP Rider                                                                    $1,073.99  $1,798.76  $2,449.21  $3,679.66
with EBB Rider                                                                    $1,059.77  $1,757.02  $2,380.51  $3,539.82
with IPP & EBB Riders                                                             $1,102.41  $1,882.62  $2,587.91  $3,965.70
MAINSTAY VP LARGE CAP GROWTH-SERVICE CLASS
without any Riders                                                                $1,015.19  $1,625.26  $2,162.17  $3,087.34
with IPP Rider                                                                    $1,057.91  $1,751.52  $2,371.44  $3,521.25
with EBB Rider                                                                    $1,043.67  $1,709.57  $2,302.12  $3,378.77
with IPP & EBB Riders                                                             $1,086.38  $1,835.83  $2,511.39  $3,812.69
                                                                                           EXPENSES IF YOU DO NOT
                                                                                            SURRENDER YOUR POLICY
                                                                                  ----------------------------------------
INVESTMENT DIVISION                                                                 1 YR      3 YR       5 YR      10 YR
-------------------                                                               -------  ---------  ---------  ---------
MAINSTAY VP CONVERTIBLE-SERVICE CLASS
without any Riders                                                                $264.96  $  813.70  $1,388.55  $2,948.14
with IPP Rider                                                                    $311.05  $  950.90  $1,615.16  $3,388.76
with EBB Rider                                                                    $295.69  $  905.31  $1,540.09  $3,244.06
with IPP & EBB Riders                                                             $341.78  $1,042.50  $1,766.69  $3,684.70
MAINSTAY VP DEVELOPING GROWTH-SERVICE CLASS
without any Riders                                                                $291.59  $  893.12  $1,519.98  $3,205.09
with IPP Rider                                                                    $337.56  $1,029.22  $1,743.54  $3,633.37
with EBB Rider                                                                    $322.24  $  984.00  $1,669.49  $3,492.75
with IPP & EBB Riders                                                             $368.21  $1,120.10  $1,893.03  $3,920.96
MAINSTAY VP FLOATING RATE-SERVICE CLASS
without any Riders                                                                $265.98  $  816.76  $1,393.62  $2,958.12
with IPP Rider                                                                    $312.07  $  953.91  $1,620.10  $3,398.28
with EBB Rider                                                                    $296.71  $  908.34  $1,545.09  $3,253.74
with IPP & EBB Riders                                                             $342.79  $1,045.49  $1,771.56  $3,693.88
MAINSTAY VP GOVERNMENT-SERVICE CLASS
without any Riders                                                                $254.72  $  783.04  $1,337.60  $2,847.49
with IPP Rider                                                                    $300.86  $  920.65  $1,565.39  $3,292.98
with EBB Rider                                                                    $285.48  $  874.93  $1,489.94  $3,146.69
with IPP & EBB Riders                                                             $331.62  $1,012.54  $1,717.71  $3,592.16
MAINSTAY VP GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $278.27  $  853.46  $1,454.44  $3,077.45
with IPP Rider                                                                    $324.30  $  990.10  $1,679.50  $3,511.84
with EBB Rider                                                                    $308.96  $  944.70  $1,604.97  $3,369.21
with IPP & EBB Riders                                                             $354.99  $1,081.34  $1,830.03  $3,803.60
MAINSTAY VP HIGH YIELD CORPORATE BOND-SERVICE CLASS
without any Riders                                                                $259.84  $  798.39  $1,363.11  $2,897.95
with IPP Rider                                                                    $305.95  $  935.78  $1,590.29  $3,340.98
with EBB Rider                                                                    $290.58  $  890.12  $1,515.04  $3,195.50
with IPP & EBB Riders                                                             $336.69  $1,027.53  $1,742.23  $3,638.55
MAINSTAY VP ICAP SELECT EQUITY-SERVICE CLASS
without any Riders                                                                $283.40  $  868.74  $1,479.70  $3,126.75
with IPP Rider                                                                    $329.41  $1,005.17  $1,704.18  $3,558.77
with EBB Rider                                                                    $314.07  $  959.82  $1,629.82  $3,416.90
with IPP & EBB Riders                                                             $360.08  $1,096.26  $1,854.31  $3,848.92
MAINSTAY VP INTERNATIONAL EQUITY-SERVICE CLASS
without any Riders                                                                $296.71  $  908.34  $1,545.10  $3,253.77
with IPP Rider                                                                    $342.66  $1,044.24  $1,768.07  $3,679.66
with EBB Rider                                                                    $327.34  $  999.08  $1,694.21  $3,539.82
with IPP & EBB Riders                                                             $373.29  $1,134.96  $1,917.16  $3,965.70
MAINSTAY VP LARGE CAP GROWTH-SERVICE CLASS
without any Riders                                                                $279.30  $  856.53  $1,459.51  $3,087.34
with IPP Rider                                                                    $325.33  $  993.13  $1,684.46  $3,521.25
with EBB Rider                                                                    $309.99  $  947.74  $1,609.95  $3,378.77
with IPP & EBB Riders                                                             $356.01  $1,084.34  $1,834.89  $3,812.69

                                                                                                EXPENSES IF YOU
                                                                                             ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP MID CAP CORE-SERVICE CLASS
without any Riders                                                                $1,025.64  $  890.06  $1,514.95  $3,195.33
with IPP Rider                                                                    $1,068.31  $1,026.20  $1,738.61  $3,624.04
with EBB Rider                                                                    $1,054.09  $  980.98  $1,664.54  $3,483.30
with IPP & EBB Riders                                                             $1,096.75  $1,117.12  $1,888.20  $3,912.00
MAINSTAY VP MID CAP GROWTH-SERVICE CLASS
without any Riders                                                                $1,015.19  $  856.53  $1,459.51  $3,087.34
with IPP Rider                                                                    $1,057.91  $  993.13  $1,684.46  $3,521.25
with EBB Rider                                                                    $1,043.67  $  947.74  $1,609.95  $3,378.77
with IPP & EBB Riders                                                             $1,086.38  $1,084.34  $1,834.89  $3,812.69
MAINSTAY VP MID CAP VALUE-SERVICE CLASS
without any Riders                                                                $1,011.39  $  844.30  $1,439.28  $3,047.76
with IPP Rider                                                                    $1,054.12  $  981.07  $1,664.69  $3,483.57
with EBB Rider                                                                    $1,039.88  $  935.62  $1,590.03  $3,340.48
with IPP & EBB Riders                                                             $1,082.61  $1,072.40  $1,815.45  $3,776.31
MAINSTAY VP MODERATE ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,004.73  $  822.89  $1,403.78  $2,978.11
with IPP Rider                                                                    $1,047.49  $  959.95  $1,630.03  $3,417.29
with EBB Rider                                                                    $1,033.24  $  914.40  $1,555.09  $3,273.09
with IPP & EBB Riders                                                             $1,076.00  $1,051.47  $1,781.34  $3,712.28
MAINSTAY VP MODERATE GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,008.53  $  835.13  $1,424.07  $3,017.97
with IPP Rider                                                                    $1,051.28  $  972.02  $1,649.84  $3,455.22
with EBB Rider                                                                    $1,037.03  $  926.53  $1,575.06  $3,311.64
with IPP & EBB Riders                                                             $1,079.77  $1,063.43  $1,800.83  $3,748.91
MAINSTAY VP S&P 500 INDEX-SERVICE CLASS
without any Riders                                                                $  970.51  $  712.29  $1,219.64  $2,612.26
with IPP Rider                                                                    $1,013.43  $  850.87  $1,450.15  $3,069.04
with EBB Rider                                                                    $  999.12  $  804.81  $1,373.80  $2,919.05
with IPP & EBB Riders                                                             $1,042.04  $  943.41  $1,604.32  $3,375.85
MAINSTAY VP SMALL CAP GROWTH-SERVICE CLASS
without any Riders                                                                $1,030.40  $  905.30  $1,540.08  $3,244.06
with IPP Rider                                                                    $1,073.04  $1,041.24  $1,763.17  $3,670.41
with EBB Rider                                                                    $1,058.83  $  996.07  $1,689.27  $3,530.41
with IPP & EBB Riders                                                             $1,101.47  $1,131.99  $1,912.34  $3,956.77
MAINSTAY VP TOTAL RETURN-SERVICE CLASS
without any Riders                                                                $  999.03  $  804.51  $1,373.28  $2,918.03
with IPP Rider                                                                    $1,041.82  $  941.83  $1,600.24  $3,360.12
with EBB Rider                                                                    $1,027.55  $  896.19  $1,525.05  $3,214.95
with IPP & EBB Riders                                                             $1,070.34  $1,033.52  $1,752.02  $3,657.03
                                                                                                EXPENSES IF YOU
                                                                                             SURRENDER YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP MID CAP CORE-SERVICE CLASS
without any Riders                                                                $1,025.64  $1,656.26  $2,213.75  $3,195.33
with IPP Rider                                                                    $1,068.31  $1,782.09  $2,421.81  $3,624.04
with EBB Rider                                                                    $1,054.09  $1,740.29  $2,352.91  $3,483.30
with IPP & EBB Riders                                                             $1,096.75  $1,866.13  $2,560.98  $3,912.00
MAINSTAY VP MID CAP GROWTH-SERVICE CLASS
without any Riders                                                                $1,015.19  $1,625.26  $2,162.17  $3,087.34
with IPP Rider                                                                    $1,057.91  $1,751.52  $2,371.44  $3,521.25
with EBB Rider                                                                    $1,043.67  $1,709.57  $2,302.12  $3,378.77
with IPP & EBB Riders                                                             $1,086.38  $1,835.83  $2,511.39  $3,812.69
MAINSTAY VP MID CAP VALUE-SERVICE CLASS
without any Riders                                                                $1,011.39  $1,613.96  $2,143.34  $3,047.76
with IPP Rider                                                                    $1,054.12  $1,740.37  $2,353.05  $3,483.57
with EBB Rider                                                                    $1,039.88  $1,698.37  $2,283.59  $3,340.48
with IPP & EBB Riders                                                             $1,082.61  $1,824.79  $2,493.31  $3,776.31
MAINSTAY VP MODERATE ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,004.73  $1,594.16  $2,110.32  $2,978.11
with IPP Rider                                                                    $1,047.49  $1,720.85  $2,320.80  $3,417.29
with EBB Rider                                                                    $1,033.24  $1,678.75  $2,251.09  $3,273.09
with IPP & EBB Riders                                                             $1,076.00  $1,805.45  $2,461.57  $3,712.28
MAINSTAY VP MODERATE GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,008.53  $1,605.48  $2,129.20  $3,017.97
with IPP Rider                                                                    $1,051.28  $1,732.01  $2,339.23  $3,455.22
with EBB Rider                                                                    $1,037.03  $1,689.96  $2,269.66  $3,311.64
with IPP & EBB Riders                                                             $1,079.77  $1,816.50  $2,479.71  $3,748.91
MAINSTAY VP S&P 500 INDEX-SERVICE CLASS
without any Riders                                                                $  970.51  $1,491.93  $1,939.00  $2,612.26
with IPP Rider                                                                    $1,013.43  $1,620.02  $2,153.46  $3,069.04
with EBB Rider                                                                    $  999.12  $1,577.46  $2,082.43  $2,919.05
with IPP & EBB Riders                                                             $1,042.04  $1,705.57  $2,296.90  $3,375.85
MAINSTAY VP SMALL CAP GROWTH-SERVICE CLASS
without any Riders                                                                $1,030.40  $1,670.34  $2,237.13  $3,244.06
with IPP Rider                                                                    $1,073.04  $1,795.99  $2,444.66  $3,670.41
with EBB Rider                                                                    $1,058.83  $1,754.24  $2,375.91  $3,530.41
with IPP & EBB Riders                                                             $1,101.47  $1,879.87  $2,583.43  $3,956.77
MAINSTAY VP TOTAL RETURN-SERVICE CLASS
without any Riders                                                                $  999.03  $1,577.17  $2,081.94  $2,918.03
with IPP Rider                                                                    $1,041.82  $1,704.10  $2,293.09  $3,360.12
with EBB Rider                                                                    $1,027.55  $1,661.92  $2,223.14  $3,214.95
with IPP & EBB Riders                                                             $1,070.34  $1,788.85  $2,434.29  $3,657.03
                                                                                           EXPENSES IF YOU DO NOT
                                                                                            SURRENDER YOUR POLICY
                                                                                  ----------------------------------------
INVESTMENT DIVISION                                                                 1 YR      3 YR       5 YR      10 YR
-------------------                                                               -------  ---------  ---------  ---------
MAINSTAY VP MID CAP CORE-SERVICE CLASS
without any Riders                                                                $290.56  $  890.06  $1,514.95  $3,195.33
with IPP Rider                                                                    $336.54  $1,026.20  $1,738.61  $3,624.04
with EBB Rider                                                                    $321.21  $  980.98  $1,664.54  $3,483.30
with IPP & EBB Riders                                                             $367.19  $1,117.12  $1,888.20  $3,912.00
MAINSTAY VP MID CAP GROWTH-SERVICE CLASS
without any Riders                                                                $279.30  $  856.53  $1,459.51  $3,087.34
with IPP Rider                                                                    $325.33  $  993.13  $1,684.46  $3,521.25
with EBB Rider                                                                    $309.99  $  947.74  $1,609.95  $3,378.77
with IPP & EBB Riders                                                             $356.01  $1,084.34  $1,834.89  $3,812.69
MAINSTAY VP MID CAP VALUE-SERVICE CLASS
without any Riders                                                                $275.20  $  844.30  $1,439.28  $3,047.76
with IPP Rider                                                                    $321.25  $  981.07  $1,664.69  $3,483.57
with EBB Rider                                                                    $305.90  $  935.62  $1,590.03  $3,340.48
with IPP & EBB Riders                                                             $351.95  $1,072.40  $1,815.45  $3,776.31
MAINSTAY VP MODERATE ALLOCATION-SERVICE CLASS
without any Riders                                                                $268.03  $  822.89  $1,403.78  $2,978.11
with IPP Rider                                                                    $314.11  $  959.95  $1,630.03  $3,417.29
with EBB Rider                                                                    $298.75  $  914.40  $1,555.09  $3,273.09
with IPP & EBB Riders                                                             $344.83  $1,051.47  $1,781.34  $3,712.28
MAINSTAY VP MODERATE GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $272.13  $  835.13  $1,424.07  $3,017.97
with IPP Rider                                                                    $318.19  $  972.02  $1,649.84  $3,455.22
with EBB Rider                                                                    $302.83  $  926.53  $1,575.06  $3,311.64
with IPP & EBB Riders                                                             $348.89  $1,063.43  $1,800.83  $3,748.91
MAINSTAY VP S&P 500 INDEX-SERVICE CLASS
without any Riders                                                                $231.16  $  712.29  $1,219.64  $2,612.26
with IPP Rider                                                                    $277.40  $  850.87  $1,450.15  $3,069.04
with EBB Rider                                                                    $261.99  $  804.81  $1,373.80  $2,919.05
with IPP & EBB Riders                                                             $308.23  $  943.41  $1,604.32  $3,375.85
MAINSTAY VP SMALL CAP GROWTH-SERVICE CLASS
without any Riders                                                                $295.69  $  905.30  $1,540.08  $3,244.06
with IPP Rider                                                                    $341.64  $1,041.24  $1,763.17  $3,670.41
with EBB Rider                                                                    $326.32  $  996.07  $1,689.27  $3,530.41
with IPP & EBB Riders                                                             $372.28  $1,131.99  $1,912.34  $3,956.77
MAINSTAY VP TOTAL RETURN-SERVICE CLASS
without any Riders                                                                $261.88  $  804.51  $1,373.28  $2,918.03
with IPP Rider                                                                    $307.99  $  941.83  $1,600.24  $3,360.12
with EBB Rider                                                                    $292.62  $  896.19  $1,525.05  $3,214.95
with IPP & EBB Riders                                                             $338.73  $1,033.52  $1,752.02  $3,657.03

                                                                                                EXPENSES IF YOU
                                                                                             ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP VALUE-SERVICE CLASS(1)
without any Riders                                                                $  997.13  $  798.39  $1,363.11  $2,897.95
with IPP Rider                                                                    $1,039.92  $  935.78  $1,590.29  $3,340.98
with EBB Rider                                                                    $1,025.66  $  890.12  $1,515.04  $3,195.50
with IPP & EBB Riders                                                             $1,068.45  $1,027.53  $1,742.23  $3,638.55
ALGER AMERICAN SMALLCAP GROWTH-CLASS S SHARES(2)
without any Riders                                                                $1,030.40  $  905.30  $1,540.08  $3,244.06
with IPP Rider                                                                    $1,073.04  $1,041.24  $1,763.17  $3,670.41
with EBB Rider                                                                    $1,058.83  $  996.07  $1,689.27  $3,530.41
with IPP & EBB Riders                                                             $1,101.47  $1,131.99  $1,912.34  $3,956.77
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders                                                                $1,000.93  $  810.64  $1,383.46  $2,938.12
with IPP Rider                                                                    $1,043.71  $  947.87  $1,610.17  $3,379.20
with EBB Rider                                                                    $1,029.45  $  902.26  $1,535.07  $3,234.37
with IPP & EBB Riders                                                             $1,072.23  $1,039.50  $1,761.80  $3,675.49
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES CLASS B
without any Riders                                                                $1,023.74  $  883.97  $1,504.89  $3,175.79
with IPP Rider                                                                    $1,066.42  $1,020.20  $1,728.79  $3,605.45
with EBB Rider                                                                    $1,052.19  $  974.94  $1,654.63  $3,464.36
with IPP & EBB Riders                                                             $1,094.87  $1,111.16  $1,878.53  $3,894.02
DREYFUS IP TECHNOLOGY GROWTH-SERVICE SHARES
without any Riders                                                                $1,019.94  $  871.78  $1,484.75  $3,136.58
with IPP Rider                                                                    $1,062.63  $1,008.17  $1,709.11  $3,568.12
with EBB Rider                                                                    $1,048.40  $  962.85  $1,634.79  $3,426.41
with IPP & EBB Riders                                                             $1,091.09  $1,099.23  $1,859.14  $3,857.96
FIDELITY(R) VIP CONTRAFUND(R)-SERVICE CLASS 2
without any Riders                                                                $1,000.93  $  810.64  $1,383.46  $2,938.12
with IPP Rider                                                                    $1,043.71  $  947.87  $1,610.17  $3,379.20
with EBB Rider                                                                    $1,029.45  $  902.26  $1,535.07  $3,234.37
with IPP & EBB Riders                                                             $1,072.23  $1,039.50  $1,761.80  $3,675.49
FIDELITY(R) VIP EQUITY-INCOME-SERVICE CLASS 2
without any Riders                                                                $  991.42  $  779.97  $1,332.50  $2,837.39
with IPP Rider                                                                    $1,034.25  $  917.62  $1,560.40  $3,283.36
with EBB Rider                                                                    $1,019.97  $  871.88  $1,484.91  $3,136.91
with IPP & EBB Riders                                                             $1,062.79  $1,009.54  $1,712.81  $3,582.85
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders                                                                $1,001.88  $  813.70  $1,388.55  $2,948.14
with IPP Rider                                                                    $1,044.66  $  950.90  $1,615.16  $3,388.76
with EBB Rider                                                                    $1,030.40  $  905.31  $1,540.09  $3,244.06
with IPP & EBB Riders                                                             $1,073.17  $1,042.50  $1,766.69  $3,684.70
                                                                                                EXPENSES IF YOU
                                                                                             SURRENDER YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP VALUE-SERVICE CLASS(1)
without any Riders                                                                $  997.13  $1,571.52  $2,072.48  $2,897.95
with IPP Rider                                                                    $1,039.92  $1,698.51  $2,283.83  $3,340.98
with EBB Rider                                                                    $1,025.66  $1,656.31  $2,213.82  $3,195.50
with IPP & EBB Riders                                                             $1,068.45  $1,783.32  $2,425.19  $3,638.55
ALGER AMERICAN SMALLCAP GROWTH-CLASS S SHARES(2)
without any Riders                                                                $1,030.40  $1,670.34  $2,237.13  $3,244.06
with IPP Rider                                                                    $1,073.04  $1,795.99  $2,444.66  $3,670.41
with EBB Rider                                                                    $1,058.83  $1,754.24  $2,375.91  $3,530.41
with IPP & EBB Riders                                                             $1,101.47  $1,879.87  $2,583.43  $3,956.77
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders                                                                $1,000.93  $1,582.84  $2,091.42  $2,938.12
with IPP Rider                                                                    $1,043.71  $1,709.69  $2,302.33  $3,379.20
with EBB Rider                                                                    $1,029.45  $1,667.53  $2,232.46  $3,234.37
with IPP & EBB Riders                                                             $1,072.23  $1,794.39  $2,443.40  $3,675.49
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES CLASS B
without any Riders                                                                $1,023.74  $1,650.63  $2,204.38  $3,175.79
with IPP Rider                                                                    $1,066.42  $1,776.54  $2,412.68  $3,605.45
with EBB Rider                                                                    $1,052.19  $1,734.71  $2,343.68  $3,464.36
with IPP & EBB Riders                                                             $1,094.87  $1,860.62  $2,551.98  $3,894.02
DREYFUS IP TECHNOLOGY GROWTH-SERVICE SHARES
without any Riders                                                                $1,019.94  $1,639.36  $2,185.65  $3,136.58
with IPP Rider                                                                    $1,062.63  $1,765.43  $2,394.37  $3,568.12
with EBB Rider                                                                    $1,048.40  $1,723.54  $2,325.23  $3,426.41
with IPP & EBB Riders                                                             $1,091.09  $1,849.59  $2,533.94  $3,857.96
FIDELITY(R) VIP CONTRAFUND(R)-SERVICE CLASS 2
without any Riders                                                                $1,000.93  $1,582.84  $2,091.42  $2,938.12
with IPP Rider                                                                    $1,043.71  $1,709.69  $2,302.33  $3,379.20
with EBB Rider                                                                    $1,029.45  $1,667.53  $2,232.46  $3,234.37
with IPP & EBB Riders                                                             $1,072.23  $1,794.39  $2,443.40  $3,675.49
FIDELITY(R) VIP EQUITY-INCOME-SERVICE CLASS 2
without any Riders                                                                $  991.42  $1,554.50  $2,044.01  $2,837.39
with IPP Rider                                                                    $1,034.25  $1,681.73  $2,256.03  $3,283.36
with EBB Rider                                                                    $1,019.97  $1,639.45  $2,185.80  $3,136.91
with IPP & EBB Riders                                                             $1,062.79  $1,766.69  $2,397.82  $3,582.85
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders                                                                $1,001.88  $1,585.67  $2,096.15  $2,948.14
with IPP Rider                                                                    $1,044.66  $1,712.49  $2,306.97  $3,388.76
with EBB Rider                                                                    $1,030.40  $1,670.35  $2,237.13  $3,244.06
with IPP & EBB Riders                                                             $1,073.17  $1,797.16  $2,447.94  $3,684.70
                                                                                           EXPENSES IF YOU DO NOT
                                                                                            SURRENDER YOUR POLICY
                                                                                  ----------------------------------------
INVESTMENT DIVISION                                                                 1 YR      3 YR       5 YR      10 YR
-------------------                                                               -------  ---------  ---------  ---------
MAINSTAY VP VALUE-SERVICE CLASS(1)
without any Riders                                                                $259.84  $  798.39  $1,363.11  $2,897.95
with IPP Rider                                                                    $305.95  $  935.78  $1,590.29  $3,340.98
with EBB Rider                                                                    $290.58  $  890.12  $1,515.04  $3,195.50
with IPP & EBB Riders                                                             $336.69  $1,027.53  $1,742.23  $3,638.55
ALGER AMERICAN SMALLCAP GROWTH-CLASS S SHARES(2)
without any Riders                                                                $295.69  $  905.30  $1,540.08  $3,244.06
with IPP Rider                                                                    $341.64  $1,041.24  $1,763.17  $3,670.41
with EBB Rider                                                                    $326.32  $  996.07  $1,689.27  $3,530.41
with IPP & EBB Riders                                                             $372.28  $1,131.99  $1,912.34  $3,956.77
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders                                                                $263.93  $  810.64  $1,383.46  $2,938.12
with IPP Rider                                                                    $310.03  $  947.87  $1,610.17  $3,379.20
with EBB Rider                                                                    $294.66  $  902.26  $1,535.07  $3,234.37
with IPP & EBB Riders                                                             $340.76  $1,039.50  $1,761.80  $3,675.49
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES CLASS B
without any Riders                                                                $288.51  $  883.97  $1,504.89  $3,175.79
with IPP Rider                                                                    $334.50  $1,020.20  $1,728.79  $3,605.45
with EBB Rider                                                                    $319.17  $  974.94  $1,654.63  $3,464.36
with IPP & EBB Riders                                                             $365.16  $1,111.16  $1,878.53  $3,894.02
DREYFUS IP TECHNOLOGY GROWTH-SERVICE SHARES
without any Riders                                                                $284.42  $  871.78  $1,484.75  $3,136.58
with IPP Rider                                                                    $330.42  $1,008.17  $1,709.11  $3,568.12
with EBB Rider                                                                    $315.09  $  962.85  $1,634.79  $3,426.41
with IPP & EBB Riders                                                             $361.09  $1,099.23  $1,859.14  $3,857.96
FIDELITY(R) VIP CONTRAFUND(R)-SERVICE CLASS 2
without any Riders                                                                $263.93  $  810.64  $1,383.46  $2,938.12
with IPP Rider                                                                    $310.03  $  947.87  $1,610.17  $3,379.20
with EBB Rider                                                                    $294.66  $  902.26  $1,535.07  $3,234.37
with IPP & EBB Riders                                                             $340.76  $1,039.50  $1,761.80  $3,675.49
FIDELITY(R) VIP EQUITY-INCOME-SERVICE CLASS 2
without any Riders                                                                $253.69  $  779.97  $1,332.50  $2,837.39
with IPP Rider                                                                    $299.83  $  917.62  $1,560.40  $3,283.36
with EBB Rider                                                                    $284.45  $  871.88  $1,484.91  $3,136.91
with IPP & EBB Riders                                                             $330.60  $1,009.54  $1,712.81  $3,582.85
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders                                                                $264.96  $  813.70  $1,388.55  $2,948.14
with IPP Rider                                                                    $311.05  $  950.90  $1,615.16  $3,388.76
with EBB Rider                                                                    $295.69  $  905.31  $1,540.09  $3,244.06
with IPP & EBB Riders                                                             $341.78  $1,042.50  $1,766.69  $3,684.70




----------
(1) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

(2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                                                                EXPENSES IF YOU
                                                                                             ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
JANUS ASPEN SERIES BALANCED-SERVICE SHARES
without any Riders                                                                $  993.33  $  786.11  $1,342.71  $2,857.61
with IPP Rider                                                                    $1,036.14  $  923.68  $1,570.37  $3,302.60
with EBB Rider                                                                    $1,021.87  $  877.96  $1,494.96  $3,156.47
with IPP & EBB Riders                                                             $1,064.68  $1,015.54  $1,722.62  $3,601.45
JANUS ASPEN SERIES WORLDWIDE GROWTH-SERVICE SHARES
without any Riders                                                                $1,002.83  $  816.76  $1,393.62  $2,958.12
with IPP Rider                                                                    $1,045.60  $  953.91  $1,620.10  $3,398.28
with EBB Rider                                                                    $1,031.34  $  908.34  $1,545.09  $3,253.74
with IPP & EBB Riders                                                             $1,074.11  $1,045.49  $1,771.56  $3,693.88
MFS(R) INVESTORS TRUST SERIES-SERVICE CLASS
without any Riders                                                                $1,019.94  $  871.78  $1,484.75  $3,136.58
with IPP Rider                                                                    $1,062.63  $1,008.17  $1,709.11  $3,568.12
with EBB Rider                                                                    $1,048.40  $  962.85  $1,634.79  $3,426.41
with IPP & EBB Riders                                                             $1,091.09  $1,099.23  $1,859.14  $3,857.96
MFS(R) RESEARCH SERIES-SERVICE CLASS
without any Riders                                                                $1,022.80  $  880.93  $1,499.86  $3,166.00
with IPP Rider                                                                    $1,065.47  $1,017.19  $1,723.86  $3,596.12
with EBB Rider                                                                    $1,051.25  $  971.91  $1,649.67  $3,454.89
with IPP & EBB Riders                                                             $1,093.93  $1,108.19  $1,873.69  $3,885.03
MFS(R) UTILITIES SERIES-SERVICE CLASS
without any Riders                                                                $1,019.94  $  871.78  $1,484.75  $3,136.58
with IPP Rider                                                                    $1,062.63  $1,008.17  $1,709.11  $3,568.12
with EBB Rider                                                                    $1,048.40  $  962.85  $1,634.79  $3,426.41
with IPP & EBB Riders                                                             $1,091.09  $1,099.23  $1,859.14  $3,857.96
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO-CLASS S
without any Riders                                                                $1,023.74  $  883.97  $1,504.89  $3,175.79
with IPP Rider                                                                    $1,066.42  $1,020.20  $1,728.79  $3,605.45
with EBB Rider                                                                    $1,052.19  $  974.94  $1,654.63  $3,464.36
with IPP & EBB Riders                                                             $1,094.87  $1,111.16  $1,878.53  $3,894.02
ROYCE MICRO-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $1,039.90  $  935.70  $1,590.16  $3,340.74
with IPP Rider                                                                    $1,082.51  $1,071.22  $1,812.08  $3,762.44
with EBB Rider                                                                    $1,068.31  $1,026.20  $1,738.58  $3,623.98
with IPP & EBB Riders                                                             $1,110.91  $1,161.70  $1,960.49  $4,045.66
ROYCE SMALL-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $1,018.04  $  865.68  $1,474.66  $3,116.90
with IPP Rider                                                                    $1,060.74  $1,002.15  $1,699.25  $3,549.39
with EBB Rider                                                                    $1,046.51  $  956.81  $1,624.87  $3,407.40
with IPP & EBB Riders                                                             $1,089.21  $1,093.28  $1,849.45  $3,839.88
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders                                                                $1,019.94  $  871.78  $1,484.75  $3,136.58
with IPP Rider                                                                    $1,062.63  $1,008.17  $1,709.11  $3,568.12
with EBB Rider                                                                    $1,048.40  $  962.85  $1,634.79  $3,426.41
with IPP & EBB Riders                                                             $1,091.09  $1,099.23  $1,859.14  $3,857.96
                                                                                                EXPENSES IF YOU
                                                                                             SURRENDER YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
JANUS ASPEN SERIES BALANCED-SERVICE SHARES
without any Riders                                                                $  993.33  $1,560.17  $2,053.50  $2,857.61
with IPP Rider                                                                    $1,036.14  $1,687.33  $2,265.30  $3,302.60
with EBB Rider                                                                    $1,021.87  $1,645.07  $2,195.15  $3,156.47
with IPP & EBB Riders                                                             $1,064.68  $1,772.24  $2,406.95  $3,601.45
JANUS ASPEN SERIES WORLDWIDE GROWTH-SERVICE SHARES
without any Riders                                                                $1,002.83  $1,588.50  $2,100.86  $2,958.12
with IPP Rider                                                                    $1,045.60  $1,715.27  $2,311.57  $3,398.28
with EBB Rider                                                                    $1,031.34  $1,673.15  $2,241.78  $3,253.74
with IPP & EBB Riders                                                             $1,074.11  $1,799.92  $2,452.48  $3,693.88
MFS(R) INVESTORS TRUST SERIES-SERVICE CLASS
without any Riders                                                                $1,019.94  $1,639.36  $2,185.65  $3,136.58
with IPP Rider                                                                    $1,062.63  $1,765.43  $2,394.37  $3,568.12
with EBB Rider                                                                    $1,048.40  $1,723.54  $2,325.23  $3,426.41
with IPP & EBB Riders                                                             $1,091.09  $1,849.59  $2,533.94  $3,857.96
MFS(R) RESEARCH SERIES-SERVICE CLASS
without any Riders                                                                $1,022.80  $1,647.81  $2,199.71  $3,166.00
with IPP Rider                                                                    $1,065.47  $1,773.76  $2,408.09  $3,596.12
with EBB Rider                                                                    $1,051.25  $1,731.91  $2,339.07  $3,454.89
with IPP & EBB Riders                                                             $1,093.93  $1,857.87  $2,547.48  $3,885.03
MFS(R) UTILITIES SERIES-SERVICE CLASS
without any Riders                                                                $1,019.94  $1,639.36  $2,185.65  $3,136.58
with IPP Rider                                                                    $1,062.63  $1,765.43  $2,394.37  $3,568.12
with EBB Rider                                                                    $1,048.40  $1,723.54  $2,325.23  $3,426.41
with IPP & EBB Riders                                                             $1,091.09  $1,849.59  $2,533.94  $3,857.96
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO-CLASS S
without any Riders                                                                $1,023.74  $1,650.63  $2,204.38  $3,175.79
with IPP Rider                                                                    $1,066.42  $1,776.54  $2,412.68  $3,605.45
with EBB Rider                                                                    $1,052.19  $1,734.71  $2,343.68  $3,464.36
with IPP & EBB Riders                                                             $1,094.87  $1,860.62  $2,551.98  $3,894.02
ROYCE MICRO-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $1,039.90  $1,698.44  $2,283.71  $3,340.74
with IPP Rider                                                                    $1,082.51  $1,823.70  $2,490.16  $3,762.44
with EBB Rider                                                                    $1,068.31  $1,782.08  $2,421.78  $3,623.98
with IPP & EBB Riders                                                             $1,110.91  $1,907.33  $2,628.22  $4,045.66
ROYCE SMALL-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $1,018.04  $1,633.72  $2,176.26  $3,116.90
with IPP Rider                                                                    $1,060.74  $1,759.86  $2,385.19  $3,549.39
with EBB Rider                                                                    $1,046.51  $1,717.95  $2,316.00  $3,407.40
with IPP & EBB Riders                                                             $1,089.21  $1,844.09  $2,524.93  $3,839.88
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders                                                                $1,019.94  $1,639.36  $2,185.65  $3,136.58
with IPP Rider                                                                    $1,062.63  $1,765.43  $2,394.37  $3,568.12
with EBB Rider                                                                    $1,048.40  $1,723.54  $2,325.23  $3,426.41
with IPP & EBB Riders                                                             $1,091.09  $1,849.59  $2,533.94  $3,857.96
                                                                                           EXPENSES IF YOU DO NOT
                                                                                            SURRENDER YOUR POLICY
                                                                                  ----------------------------------------
INVESTMENT DIVISION                                                                 1 YR      3 YR       5 YR      10 YR
-------------------                                                               -------  ---------  ---------  ---------
JANUS ASPEN SERIES BALANCED-SERVICE SHARES
without any Riders                                                                $255.74  $  786.11  $1,342.71  $2,857.61
with IPP Rider                                                                    $301.87  $  923.68  $1,570.37  $3,302.60
with EBB Rider                                                                    $286.49  $  877.96  $1,494.96  $3,156.47
with IPP & EBB Riders                                                             $332.63  $1,015.54  $1,722.62  $3,601.45
JANUS ASPEN SERIES WORLDWIDE GROWTH-SERVICE SHARES
without any Riders                                                                $265.98  $  816.76  $1,393.62  $2,958.12
with IPP Rider                                                                    $312.07  $  953.91  $1,620.10  $3,398.28
with EBB Rider                                                                    $296.71  $  908.34  $1,545.09  $3,253.74
with IPP & EBB Riders                                                             $342.79  $1,045.49  $1,771.56  $3,693.88
MFS(R) INVESTORS TRUST SERIES-SERVICE CLASS
without any Riders                                                                $284.42  $  871.78  $1,484.75  $3,136.58
with IPP Rider                                                                    $330.42  $1,008.17  $1,709.11  $3,568.12
with EBB Rider                                                                    $315.09  $  962.85  $1,634.79  $3,426.41
with IPP & EBB Riders                                                             $361.09  $1,099.23  $1,859.14  $3,857.96
MFS(R) RESEARCH SERIES-SERVICE CLASS
without any Riders                                                                $287.50  $  880.93  $1,499.86  $3,166.00
with IPP Rider                                                                    $333.49  $1,017.19  $1,723.86  $3,596.12
with EBB Rider                                                                    $318.16  $  971.91  $1,649.67  $3,454.89
with IPP & EBB Riders                                                             $364.15  $1,108.19  $1,873.69  $3,885.03
MFS(R) UTILITIES SERIES-SERVICE CLASS
without any Riders                                                                $284.42  $  871.78  $1,484.75  $3,136.58
with IPP Rider                                                                    $330.42  $1,008.17  $1,709.11  $3,568.12
with EBB Rider                                                                    $315.09  $  962.85  $1,634.79  $3,426.41
with IPP & EBB Riders                                                             $361.09  $1,099.23  $1,859.14  $3,857.96
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO-CLASS S
without any Riders                                                                $288.51  $  883.97  $1,504.89  $3,175.79
with IPP Rider                                                                    $334.50  $1,020.20  $1,728.79  $3,605.45
with EBB Rider                                                                    $319.17  $  974.94  $1,654.63  $3,464.36
with IPP & EBB Riders                                                             $365.16  $1,111.16  $1,878.53  $3,894.02
ROYCE MICRO-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $305.93  $  935.70  $1,590.16  $3,340.74
with IPP Rider                                                                    $351.84  $1,071.22  $1,812.08  $3,762.44
with EBB Rider                                                                    $336.54  $1,026.20  $1,738.58  $3,623.98
with IPP & EBB Riders                                                             $382.44  $1,161.70  $1,960.49  $4,045.66
ROYCE SMALL-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $282.37  $  865.68  $1,474.66  $3,116.90
with IPP Rider                                                                    $328.38  $1,002.15  $1,699.25  $3,549.39
with EBB Rider                                                                    $313.04  $  956.81  $1,624.87  $3,407.40
with IPP & EBB Riders                                                             $359.06  $1,093.28  $1,849.45  $3,839.88
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders                                                                $284.42  $  871.78  $1,484.75  $3,136.58
with IPP Rider                                                                    $330.42  $1,008.17  $1,709.11  $3,568.12
with EBB Rider                                                                    $315.09  $  962.85  $1,634.79  $3,426.41
with IPP & EBB Riders                                                             $361.09  $1,099.23  $1,859.14  $3,857.96

                                                                                                EXPENSES IF YOU
                                                                                             ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders                                                                $1,011.39  $  844.30  $1,439.28  $3,047.76
with IPP Rider                                                                    $1,054.12  $  981.07  $1,664.69  $3,483.57
with EBB Rider                                                                    $1,039.88  $  935.62  $1,590.03  $3,340.48
with IPP & EBB Riders                                                             $1,082.61  $1,072.40  $1,815.45  $3,776.31
VAN KAMPEN UIF EMERGING MARKETS EQUITY-CLASS II
without any Riders                                                                $1,098.83  $1,122.83  $1,896.02  $3,919.08
with IPP Rider                                                                    $1,141.17  $1,255.77  $2,110.82  $4,312.83
with EBB Rider                                                                    $1,127.06  $1,211.59  $2,039.68  $4,183.55
with IPP & EBB Riders                                                             $1,169.40  $1,344.53  $2,254.47  $4,577.28
VICTORY VIF DIVERSIFIED STOCK-CLASS A SHARES
without any Riders                                                                $1,033.25  $  914.43  $1,555.13  $3,273.16
with IPP Rider                                                                    $1,075.88  $1,050.23  $1,777.85  $3,698.12
with EBB Rider                                                                    $1,061.67  $1,005.11  $1,704.09  $3,558.58
with IPP & EBB Riders                                                             $1,104.30  $1,140.92  $1,926.81  $3,983.54
                                                                                                EXPENSES IF YOU
                                                                                             SURRENDER YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders                                                                $1,011.39  $1,613.96  $2,143.34  $3,047.76
with IPP Rider                                                                    $1,054.12  $1,740.37  $2,353.05  $3,483.57
with EBB Rider                                                                    $1,039.88  $1,698.37  $2,283.59  $3,340.48
with IPP & EBB Riders                                                             $1,082.61  $1,824.79  $2,493.31  $3,776.31
VAN KAMPEN UIF EMERGING MARKETS EQUITY-CLASS II
without any Riders                                                                $1,098.83  $1,871.40  $2,568.24  $3,919.08
with IPP Rider                                                                    $1,141.17  $1,994.27  $2,768.03  $4,312.83
with EBB Rider                                                                    $1,127.06  $1,953.44  $2,701.86  $4,183.55
with IPP & EBB Riders                                                             $1,169.40  $2,076.31  $2,901.66  $4,577.28
VICTORY VIF DIVERSIFIED STOCK-CLASS A SHARES
without any Riders                                                                $1,033.25  $1,678.77  $2,251.12  $3,273.16
with IPP Rider                                                                    $1,075.88  $1,804.30  $2,458.31  $3,698.12
with EBB Rider                                                                    $1,061.67  $1,762.60  $2,389.70  $3,558.58
with IPP & EBB Riders                                                             $1,104.30  $1,888.12  $2,596.89  $3,983.54
                                                                                           EXPENSES IF YOU DO NOT
                                                                                            SURRENDER YOUR POLICY
                                                                                  ----------------------------------------
INVESTMENT DIVISION                                                                 1 YR      3 YR       5 YR      10 YR
-------------------                                                               -------  ---------  ---------  ---------
VAN ECK WORLDWIDE HARD ASSETS
without any Riders                                                                $275.20  $  844.30  $1,439.28  $3,047.76
with IPP Rider                                                                    $321.25  $  981.07  $1,664.69  $3,483.57
with EBB Rider                                                                    $305.90  $  935.62  $1,590.03  $3,340.48
with IPP & EBB Riders                                                             $351.95  $1,072.40  $1,815.45  $3,776.31
VAN KAMPEN UIF EMERGING MARKETS EQUITY-CLASS II
without any Riders                                                                $369.43  $1,122.83  $1,896.02  $3,919.08
with IPP Rider                                                                    $415.06  $1,255.77  $2,110.82  $4,312.83
with EBB Rider                                                                    $399.85  $1,211.59  $2,039.68  $4,183.55
with IPP & EBB Riders                                                             $445.47  $1,344.53  $2,254.47  $4,577.28
VICTORY VIF DIVERSIFIED STOCK-CLASS A SHARES
without any Riders                                                                $298.76  $  914.43  $1,555.13  $3,273.16
with IPP Rider                                                                    $344.70  $1,050.23  $1,777.85  $3,698.12
with EBB Rider                                                                    $329.38  $1,005.11  $1,704.09  $3,558.58
with IPP & EBB Riders                                                             $375.32  $1,140.92  $1,926.81  $3,983.54

FOR NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

                                                                                                EXPENSES IF YOU
                                                                                             ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP BALANCED-SERVICE CLASS
without any Riders                                                                $1,017.09  $  862.63  $1,469.60  $3,107.05
with IPP Rider                                                                    $1,059.80  $  999.15  $1,694.32  $3,540.02
with EBB Rider                                                                    $1,045.56  $  953.78  $1,619.89  $3,397.85
with IPP & EBB Riders                                                             $1,088.27  $1,090.30  $1,844.60  $3,830.82
MAINSTAY VP BOND-INITIAL CLASS
without any Riders                                                                $  966.71  $  699.95  $1,199.01  $2,570.80
with IPP Rider                                                                    $1,009.64  $  838.70  $1,430.00  $3,029.58
with EBB Rider                                                                    $  995.33  $  792.59  $1,353.48  $2,878.91
with IPP & EBB Riders                                                             $1,038.27  $  931.35  $1,584.48  $3,337.72
MAINSTAY VP CAPITAL APPRECIATION-INITIAL CLASS
without any Riders                                                                $  977.17  $  733.86  $1,255.66  $2,684.41
with IPP Rider                                                                    $1,020.06  $  872.14  $1,485.34  $3,137.74
with EBB Rider                                                                    $1,005.76  $  826.20  $1,409.27  $2,988.88
with IPP & EBB Riders                                                             $1,048.65  $  964.47  $1,638.95  $3,442.21
MAINSTAY VP CASH MANAGEMENT
without any Riders                                                                $  961.96  $  684.50  $1,173.15  $2,518.72
with IPP Rider                                                                    $1,004.92  $  823.47  $1,404.76  $2,980.03
with EBB Rider                                                                    $  990.60  $  777.30  $1,328.05  $2,828.56
with IPP & EBB Riders                                                             $1,033.55  $  916.26  $1,559.65  $3,289.84
MAINSTAY VP COMMON STOCK-INITIAL CLASS
without any Riders                                                                $  971.47  $  715.37  $1,224.79  $2,622.60
with IPP Rider                                                                    $1,014.38  $  853.91  $1,455.18  $3,078.88
with EBB Rider                                                                    $1,000.08  $  807.87  $1,378.87  $2,929.06
with IPP & EBB Riders                                                             $1,042.99  $  946.42  $1,609.28  $3,385.36
MAINSTAY VP CONSERVATIVE ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,003.79  $  819.83  $1,398.71  $2,968.14
with IPP Rider                                                                    $1,046.55  $  956.93  $1,625.07  $3,407.80
with EBB Rider                                                                    $1,032.30  $  911.37  $1,550.09  $3,263.41
with IPP & EBB Riders                                                             $1,075.06  $1,048.49  $1,776.45  $3,703.09
MAINSTAY VP CONVERTIBLE-INITIAL CLASS
without any Riders                                                                $  978.12  $  736.93  $1,260.79  $2,694.69
with IPP Rider                                                                    $1,021.00  $  875.18  $1,490.36  $3,147.51
with EBB Rider                                                                    $1,006.71  $  829.23  $1,414.31  $2,998.80
with IPP & EBB Riders                                                             $1,049.59  $  967.48  $1,643.89  $3,451.64
MAINSTAY VP DEVELOPING GROWTH-INITIAL CLASS
without any Riders                                                                $1,002.83  $  816.76  $1,393.62  $2,958.12
with IPP Rider                                                                    $1,045.60  $  953.91  $1,620.10  $3,398.28
with EBB Rider                                                                    $1,031.34  $  908.34  $1,545.09  $3,253.74
with IPP & EBB Riders                                                             $1,074.11  $1,045.49  $1,771.56  $3,693.88
MAINSTAY VP FLOATING RATE-SERVICE CLASS
without any Riders                                                                $1,002.83  $  816.76  $1,393.62  $2,958.12
with IPP Rider                                                                    $1,045.60  $  953.91  $1,620.10  $3,398.28
with EBB Rider                                                                    $1,031.34  $  908.34  $1,545.09  $3,253.74
with IPP & EBB Riders                                                             $1,074.11  $1,045.49  $1,771.56  $3,693.88
                                                                                                EXPENSES IF YOU
                                                                                             SURRENDER YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP BALANCED-SERVICE CLASS
without any Riders                                                                $1,017.09  $1,630.90  $2,171.56  $3,107.05
with IPP Rider                                                                    $1,059.80  $1,757.09  $2,380.61  $3,540.02
with EBB Rider                                                                    $1,045.56  $1,715.15  $2,311.37  $3,397.85
with IPP & EBB Riders                                                             $1,088.27  $1,841.34  $2,520.41  $3,830.82
MAINSTAY VP BOND-INITIAL CLASS
without any Riders                                                                $  966.71  $1,480.53  $1,919.80  $2,570.80
with IPP Rider                                                                    $1,009.64  $1,608.78  $2,134.72  $3,029.58
with EBB Rider                                                                    $  995.33  $1,566.16  $2,063.53  $2,878.91
with IPP & EBB Riders                                                             $1,038.27  $1,694.42  $2,278.44  $3,337.72
MAINSTAY VP CAPITAL APPRECIATION-INITIAL CLASS
without any Riders                                                                $  977.17  $1,511.87  $1,972.51  $2,684.41
with IPP Rider                                                                    $1,020.06  $1,639.69  $2,186.20  $3,137.74
with EBB Rider                                                                    $1,005.76  $1,597.22  $2,115.43  $2,988.88
with IPP & EBB Riders                                                             $1,048.65  $1,725.04  $2,329.11  $3,442.21
MAINSTAY VP CASH MANAGEMENT
without any Riders                                                                $  961.96  $1,466.25  $1,895.74  $2,518.72
with IPP Rider                                                                    $1,004.92  $1,594.71  $2,111.23  $2,980.03
with EBB Rider                                                                    $  990.60  $1,552.03  $2,039.87  $2,828.56
with IPP & EBB Riders                                                             $1,033.55  $1,680.47  $2,255.34  $3,289.84
MAINSTAY VP COMMON STOCK-INITIAL CLASS
without any Riders                                                                $  971.47  $1,494.79  $1,943.80  $2,622.60
with IPP Rider                                                                    $1,014.38  $1,622.84  $2,158.14  $3,078.88
with EBB Rider                                                                    $1,000.08  $1,580.28  $2,087.14  $2,929.06
with IPP & EBB Riders                                                             $1,042.99  $1,708.35  $2,301.51  $3,385.36
MAINSTAY VP CONSERVATIVE ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,003.79  $1,591.34  $2,105.61  $2,968.14
with IPP Rider                                                                    $1,046.55  $1,718.07  $2,316.19  $3,407.80
with EBB Rider                                                                    $1,032.30  $1,675.95  $2,246.44  $3,263.41
with IPP & EBB Riders                                                             $1,075.06  $1,802.69  $2,457.02  $3,703.09
MAINSTAY VP CONVERTIBLE-INITIAL CLASS
without any Riders                                                                $  978.12  $1,514.71  $1,977.28  $2,694.69
with IPP Rider                                                                    $1,021.00  $1,642.50  $2,190.86  $3,147.51
with EBB Rider                                                                    $1,006.71  $1,600.03  $2,120.11  $2,998.80
with IPP & EBB Riders                                                             $1,049.59  $1,727.82  $2,333.70  $3,451.64
MAINSTAY VP DEVELOPING GROWTH-INITIAL CLASS
without any Riders                                                                $1,002.83  $1,588.50  $2,100.86  $2,958.12
with IPP Rider                                                                    $1,045.60  $1,715.27  $2,311.57  $3,398.28
with EBB Rider                                                                    $1,031.34  $1,673.15  $2,241.78  $3,253.74
with IPP & EBB Riders                                                             $1,074.11  $1,799.92  $2,452.48  $3,693.88
MAINSTAY VP FLOATING RATE-SERVICE CLASS
without any Riders                                                                $1,002.83  $1,588.50  $2,100.86  $2,958.12
with IPP Rider                                                                    $1,045.60  $1,715.27  $2,311.57  $3,398.28
with EBB Rider                                                                    $1,031.34  $1,673.15  $2,241.78  $3,253.74
with IPP & EBB Riders                                                             $1,074.11  $1,799.92  $2,452.48  $3,693.88
                                                                                           EXPENSES IF YOU DO NOT
                                                                                            SURRENDER YOUR POLICY
                                                                                  ----------------------------------------
INVESTMENT DIVISION                                                                 1 YR      3 YR       5 YR      10 YR
-------------------                                                               -------  ---------  ---------  ---------
MAINSTAY VP BALANCED-SERVICE CLASS
without any Riders                                                                $281.35  $  862.63  $1,469.60  $3,107.05
with IPP Rider                                                                    $327.37  $  999.15  $1,694.32  $3,540.02
with EBB Rider                                                                    $312.03  $  953.78  $1,619.89  $3,397.85
with IPP & EBB Riders                                                             $358.05  $1,090.30  $1,844.60  $3,830.82
MAINSTAY VP BOND-INITIAL CLASS
without any Riders                                                                $227.06  $  699.95  $1,199.01  $2,570.80
with IPP Rider                                                                    $273.32  $  838.70  $1,430.00  $3,029.58
with EBB Rider                                                                    $257.90  $  792.59  $1,353.48  $2,878.91
with IPP & EBB Riders                                                             $304.17  $  931.35  $1,584.48  $3,337.72
MAINSTAY VP CAPITAL APPRECIATION-INITIAL CLASS
without any Riders                                                                $238.33  $  733.86  $1,255.66  $2,684.41
with IPP Rider                                                                    $284.54  $  872.14  $1,485.34  $3,137.74
with EBB Rider                                                                    $269.14  $  826.20  $1,409.27  $2,988.88
with IPP & EBB Riders                                                             $315.35  $  964.47  $1,638.95  $3,442.21
MAINSTAY VP CASH MANAGEMENT
without any Riders                                                                $221.94  $  684.50  $1,173.15  $2,518.72
with IPP Rider                                                                    $268.23  $  823.47  $1,404.76  $2,980.03
with EBB Rider                                                                    $252.80  $  777.30  $1,328.05  $2,828.56
with IPP & EBB Riders                                                             $299.09  $  916.26  $1,559.65  $3,289.84
MAINSTAY VP COMMON STOCK-INITIAL CLASS
without any Riders                                                                $232.19  $  715.37  $1,224.79  $2,622.60
with IPP Rider                                                                    $278.43  $  853.91  $1,455.18  $3,078.88
with EBB Rider                                                                    $263.01  $  807.87  $1,378.87  $2,929.06
with IPP & EBB Riders                                                             $309.25  $  946.42  $1,609.28  $3,385.36
MAINSTAY VP CONSERVATIVE ALLOCATION-SERVICE CLASS
without any Riders                                                                $267.01  $  819.83  $1,398.71  $2,968.14
with IPP Rider                                                                    $313.09  $  956.93  $1,625.07  $3,407.80
with EBB Rider                                                                    $297.73  $  911.37  $1,550.09  $3,263.41
with IPP & EBB Riders                                                             $343.82  $1,048.49  $1,776.45  $3,703.09
MAINSTAY VP CONVERTIBLE-INITIAL CLASS
without any Riders                                                                $239.35  $  736.93  $1,260.79  $2,694.69
with IPP Rider                                                                    $285.56  $  875.18  $1,490.36  $3,147.51
with EBB Rider                                                                    $270.16  $  829.23  $1,414.31  $2,998.80
with IPP & EBB Riders                                                             $316.36  $  967.48  $1,643.89  $3,451.64
MAINSTAY VP DEVELOPING GROWTH-INITIAL CLASS
without any Riders                                                                $265.98  $  816.76  $1,393.62  $2,958.12
with IPP Rider                                                                    $312.07  $  953.91  $1,620.10  $3,398.28
with EBB Rider                                                                    $296.71  $  908.34  $1,545.09  $3,253.74
with IPP & EBB Riders                                                             $342.79  $1,045.49  $1,771.56  $3,693.88
MAINSTAY VP FLOATING RATE-SERVICE CLASS
without any Riders                                                                $265.98  $  816.76  $1,393.62  $2,958.12
with IPP Rider                                                                    $312.07  $  953.91  $1,620.10  $3,398.28
with EBB Rider                                                                    $296.71  $  908.34  $1,545.09  $3,253.74
with IPP & EBB Riders                                                             $342.79  $1,045.49  $1,771.56  $3,693.88

                                                                                                EXPENSES IF YOU
                                                                                             ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP GOVERNMENT-INITIAL CLASS
without any Riders                                                                $  968.61  $  706.12  $1,209.31  $2,591.53
with IPP Rider                                                                    $1,011.54  $  844.78  $1,440.07  $3,049.33
with EBB Rider                                                                    $  997.23  $  798.70  $1,363.64  $2,899.01
with IPP & EBB Riders                                                             $1,040.15  $  937.38  $1,594.40  $3,356.78
MAINSTAY VP GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,014.24  $  853.46  $1,454.44  $3,077.45
with IPP Rider                                                                    $1,056.95  $  990.10  $1,679.50  $3,511.84
with EBB Rider                                                                    $1,042.72  $  944.70  $1,604.97  $3,369.21
with IPP & EBB Riders                                                             $1,085.43  $1,081.34  $1,830.03  $3,803.60
MAINSTAY VP HIGH YIELD CORPORATE BOND-INITIAL CLASS
without any Riders                                                                $  973.37  $  721.55  $1,235.09  $2,643.24
with IPP Rider                                                                    $1,016.27  $  860.00  $1,465.24  $3,098.54
with EBB Rider                                                                    $1,001.97  $  813.98  $1,389.01  $2,949.04
with IPP & EBB Riders                                                             $1,044.87  $  952.44  $1,619.17  $3,404.33
MAINSTAY VP ICAP SELECT EQUITY-INITIAL CLASS
without any Riders                                                                $  995.23  $  792.25  $1,352.91  $2,877.80
with IPP Rider                                                                    $1,038.03  $  929.72  $1,580.32  $3,321.79
with EBB Rider                                                                    $1,023.76  $  884.05  $1,505.01  $3,176.02
with IPP & EBB Riders                                                             $1,066.57  $1,021.53  $1,732.43  $3,620.03
MAINSTAY VP INTERNATIONAL EQUITY-INITIAL CLASS
without any Riders                                                                $1,007.59  $  832.06  $1,419.00  $3,008.01
with IPP Rider                                                                    $1,050.34  $  969.01  $1,644.90  $3,445.76
with EBB Rider                                                                    $1,036.09  $  923.51  $1,570.09  $3,302.03
with IPP & EBB Riders                                                             $1,078.83  $1,060.44  $1,795.97  $3,739.77
MAINSTAY VP LARGE CAP GROWTH-INITIAL CLASS
without any Riders                                                                $  991.42  $  779.97  $1,332.50  $2,837.39
with IPP Rider                                                                    $1,034.25  $  917.62  $1,560.40  $3,283.36
with EBB Rider                                                                    $1,019.97  $  871.88  $1,484.91  $3,136.91
with IPP & EBB Riders                                                             $1,062.79  $1,009.54  $1,712.81  $3,582.85
MAINSTAY VP MID CAP CORE-SERVICE CLASS
without any Riders                                                                $1,025.64  $  890.06  $1,514.95  $3,195.33
with IPP Rider                                                                    $1,068.31  $1,026.20  $1,738.61  $3,624.04
with EBB Rider                                                                    $1,054.09  $  980.98  $1,664.54  $3,483.30
with IPP & EBB Riders                                                             $1,096.75  $1,117.12  $1,888.20  $3,912.00
MAINSTAY VP MID CAP GROWTH-SERVICE CLASS
without any Riders                                                                $1,015.19  $  856.53  $1,459.51  $3,087.34
with IPP Rider                                                                    $1,057.91  $  993.13  $1,684.46  $3,521.25
with EBB Rider                                                                    $1,043.67  $  947.74  $1,609.95  $3,378.77
with IPP & EBB Riders                                                             $1,086.38  $1,084.34  $1,834.89  $3,812.69
MAINSTAY VP MID CAP VALUE-INITIAL CLASS
without any Riders                                                                $  987.62  $  767.69  $1,312.05  $2,796.82
with IPP Rider                                                                    $1,030.46  $  905.51  $1,540.43  $3,244.73
with EBB Rider                                                                    $1,016.18  $  859.71  $1,464.78  $3,097.64
with IPP & EBB Riders                                                             $1,059.02  $  997.54  $1,693.16  $3,545.57
                                                                                                EXPENSES IF YOU
                                                                                             SURRENDER YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP GOVERNMENT-INITIAL CLASS
without any Riders                                                                $  968.61  $1,486.23  $1,929.39  $2,591.53
with IPP Rider                                                                    $1,011.54  $1,614.40  $2,144.08  $3,049.33
with EBB Rider                                                                    $  997.23  $1,571.81  $2,072.98  $2,899.01
with IPP & EBB Riders                                                             $1,040.15  $1,699.99  $2,287.67  $3,356.78
MAINSTAY VP GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,014.24  $1,622.42  $2,157.45  $3,077.45
with IPP Rider                                                                    $1,056.95  $1,748.72  $2,366.83  $3,511.84
with EBB Rider                                                                    $1,042.72  $1,706.76  $2,297.49  $3,369.21
with IPP & EBB Riders                                                             $1,085.43  $1,833.06  $2,506.86  $3,803.60
MAINSTAY VP HIGH YIELD CORPORATE BOND-INITIAL CLASS
without any Riders                                                                $  973.37  $1,500.49  $1,953.37  $2,643.24
with IPP Rider                                                                    $1,016.27  $1,628.46  $2,167.50  $3,098.54
with EBB Rider                                                                    $1,001.97  $1,585.93  $2,096.58  $2,949.04
with IPP & EBB Riders                                                             $1,044.87  $1,713.92  $2,310.71  $3,404.33
MAINSTAY VP ICAP SELECT EQUITY-INITIAL CLASS
without any Riders                                                                $  995.23  $1,565.84  $2,063.00  $2,877.80
with IPP Rider                                                                    $1,038.03  $1,692.91  $2,274.56  $3,321.79
with EBB Rider                                                                    $1,023.76  $1,650.70  $2,204.50  $3,176.02
with IPP & EBB Riders                                                             $1,066.57  $1,777.78  $2,416.08  $3,620.03
MAINSTAY VP INTERNATIONAL EQUITY-INITIAL CLASS
without any Riders                                                                $1,007.59  $1,602.65  $2,124.48  $3,008.01
with IPP Rider                                                                    $1,050.34  $1,729.23  $2,334.63  $3,445.76
with EBB Rider                                                                    $1,036.09  $1,687.17  $2,265.04  $3,302.03
with IPP & EBB Riders                                                             $1,078.83  $1,813.74  $2,475.18  $3,739.77
MAINSTAY VP LARGE CAP GROWTH-INITIAL CLASS
without any Riders                                                                $  991.42  $1,554.50  $2,044.01  $2,837.39
with IPP Rider                                                                    $1,034.25  $1,681.73  $2,256.03  $3,283.36
with EBB Rider                                                                    $1,019.97  $1,639.45  $2,185.80  $3,136.91
with IPP & EBB Riders                                                             $1,062.79  $1,766.69  $2,397.82  $3,582.85
MAINSTAY VP MID CAP CORE-SERVICE CLASS
without any Riders                                                                $1,025.64  $1,656.26  $2,213.75  $3,195.33
with IPP Rider                                                                    $1,068.31  $1,782.09  $2,421.81  $3,624.04
with EBB Rider                                                                    $1,054.09  $1,740.29  $2,352.91  $3,483.30
with IPP & EBB Riders                                                             $1,096.75  $1,866.13  $2,560.98  $3,912.00
MAINSTAY VP MID CAP GROWTH-SERVICE CLASS
without any Riders                                                                $1,015.19  $1,625.26  $2,162.17  $3,087.34
with IPP Rider                                                                    $1,057.91  $1,751.52  $2,371.44  $3,521.25
with EBB Rider                                                                    $1,043.67  $1,709.57  $2,302.12  $3,378.77
with IPP & EBB Riders                                                             $1,086.38  $1,835.83  $2,511.39  $3,812.69
MAINSTAY VP MID CAP VALUE-INITIAL CLASS
without any Riders                                                                $  987.62  $1,543.15  $2,024.98  $2,796.82
with IPP Rider                                                                    $1,030.46  $1,670.53  $2,237.45  $3,244.73
with EBB Rider                                                                    $1,016.18  $1,628.20  $2,167.07  $3,097.64
with IPP & EBB Riders                                                             $1,059.02  $1,755.60  $2,379.55  $3,545.57
                                                                                           EXPENSES IF YOU DO NOT
                                                                                            SURRENDER YOUR POLICY
                                                                                  ----------------------------------------
INVESTMENT DIVISION                                                                 1 YR      3 YR       5 YR      10 YR
-------------------                                                               -------  ---------  ---------  ---------
MAINSTAY VP GOVERNMENT-INITIAL CLASS
without any Riders                                                                $229.11  $  706.12  $1,209.31  $2,591.53
with IPP Rider                                                                    $275.36  $  844.78  $1,440.07  $3,049.33
with EBB Rider                                                                    $259.94  $  798.70  $1,363.64  $2,899.01
with IPP & EBB Riders                                                             $306.20  $  937.38  $1,594.40  $3,356.78
MAINSTAY VP GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $278.27  $  853.46  $1,454.44  $3,077.45
with IPP Rider                                                                    $324.30  $  990.10  $1,679.50  $3,511.84
with EBB Rider                                                                    $308.96  $  944.70  $1,604.97  $3,369.21
with IPP & EBB Riders                                                             $354.99  $1,081.34  $1,830.03  $3,803.60
MAINSTAY VP HIGH YIELD CORPORATE BOND-INITIAL CLASS
without any Riders                                                                $234.24  $  721.55  $1,235.09  $2,643.24
with IPP Rider                                                                    $280.47  $  860.00  $1,465.24  $3,098.54
with EBB Rider                                                                    $265.06  $  813.98  $1,389.01  $2,949.04
with IPP & EBB Riders                                                             $311.29  $  952.44  $1,619.17  $3,404.33
MAINSTAY VP ICAP SELECT EQUITY-INITIAL CLASS
without any Riders                                                                $257.79  $  792.25  $1,352.91  $2,877.80
with IPP Rider                                                                    $303.91  $  929.72  $1,580.32  $3,321.79
with EBB Rider                                                                    $288.54  $  884.05  $1,505.01  $3,176.02
with IPP & EBB Riders                                                             $334.66  $1,021.53  $1,732.43  $3,620.03
MAINSTAY VP INTERNATIONAL EQUITY-INITIAL CLASS
without any Riders                                                                $271.11  $  832.06  $1,419.00  $3,008.01
with IPP Rider                                                                    $317.17  $  969.01  $1,644.90  $3,445.76
with EBB Rider                                                                    $301.82  $  923.51  $1,570.09  $3,302.03
with IPP & EBB Riders                                                             $347.88  $1,060.44  $1,795.97  $3,739.77
MAINSTAY VP LARGE CAP GROWTH-INITIAL CLASS
without any Riders                                                                $253.69  $  779.97  $1,332.50  $2,837.39
with IPP Rider                                                                    $299.83  $  917.62  $1,560.40  $3,283.36
with EBB Rider                                                                    $284.45  $  871.88  $1,484.91  $3,136.91
with IPP & EBB Riders                                                             $330.60  $1,009.54  $1,712.81  $3,582.85
MAINSTAY VP MID CAP CORE-SERVICE CLASS
without any Riders                                                                $290.56  $  890.06  $1,514.95  $3,195.33
with IPP Rider                                                                    $336.54  $1,026.20  $1,738.61  $3,624.04
with EBB Rider                                                                    $321.21  $  980.98  $1,664.54  $3,483.30
with IPP & EBB Riders                                                             $367.19  $1,117.12  $1,888.20  $3,912.00
MAINSTAY VP MID CAP GROWTH-SERVICE CLASS
without any Riders                                                                $279.30  $  856.53  $1,459.51  $3,087.34
with IPP Rider                                                                    $325.33  $  993.13  $1,684.46  $3,521.25
with EBB Rider                                                                    $309.99  $  947.74  $1,609.95  $3,378.77
with IPP & EBB Riders                                                             $356.01  $1,084.34  $1,834.89  $3,812.69
MAINSTAY VP MID CAP VALUE-INITIAL CLASS
without any Riders                                                                $249.59  $  767.69  $1,312.05  $2,796.82
with IPP Rider                                                                    $295.76  $  905.51  $1,540.43  $3,244.73
with EBB Rider                                                                    $280.37  $  859.71  $1,464.78  $3,097.64
with IPP & EBB Riders                                                             $326.53  $  997.54  $1,693.16  $3,545.57

                                                                                                EXPENSES IF YOU
                                                                                             ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP MODERATE ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,004.73  $  822.89  $1,403.78  $2,978.11
with IPP Rider                                                                    $1,047.49  $  959.95  $1,630.03  $3,417.29
with EBB Rider                                                                    $1,033.24  $  914.40  $1,555.09  $3,273.09
with IPP & EBB Riders                                                             $1,076.00  $1,051.47  $1,781.34  $3,712.28
MAINSTAY VP MODERATE GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,008.53  $  835.13  $1,424.07  $3,017.97
with IPP Rider                                                                    $1,051.28  $  972.02  $1,649.84  $3,455.22
with EBB Rider                                                                    $1,037.03  $  926.53  $1,575.06  $3,311.64
with IPP & EBB Riders                                                             $1,079.77  $1,063.43  $1,800.83  $3,748.91
MAINSTAY VP S&P 500 INDEX-INITIAL CLASS
without any Riders                                                                $  946.76  $  635.00  $1,090.10  $2,350.41
with IPP Rider                                                                    $  989.78  $  774.64  $1,323.63  $2,819.78
with EBB Rider                                                                    $  975.44  $  728.24  $1,246.28  $2,665.65
with IPP & EBB Riders                                                             $1,018.46  $  867.89  $1,479.81  $3,135.04
MAINSTAY VP SMALL CAP GROWTH-INITIAL CLASS
without any Riders                                                                $1,006.63  $  829.01  $1,413.94  $2,998.06
with IPP Rider                                                                    $1,049.38  $  965.98  $1,639.94  $3,436.27
with EBB Rider                                                                    $1,035.13  $  920.47  $1,565.09  $3,292.39
with IPP & EBB Riders                                                             $1,077.89  $1,057.45  $1,791.09  $3,730.61
MAINSTAY VP TOTAL RETURN-INITIAL CLASS
without any Riders                                                                $  975.27  $  727.70  $1,245.37  $2,663.85
with IPP Rider                                                                    $1,018.16  $  866.08  $1,475.31  $3,118.17
with EBB Rider                                                                    $1,003.87  $  820.10  $1,399.15  $2,968.99
with IPP & EBB Riders                                                             $1,046.76  $  958.46  $1,629.07  $3,423.30
MAINSTAY VP VALUE-INITIAL CLASS(1)
without any Riders                                                                $  973.37  $  721.55  $1,235.09  $2,643.24
with IPP Rider                                                                    $1,016.27  $  860.00  $1,465.24  $3,098.54
with EBB Rider                                                                    $1,001.97  $  813.98  $1,389.01  $2,949.04
with IPP & EBB Riders                                                             $1,044.87  $  952.44  $1,619.17  $3,404.33
ALGER AMERICAN SMALLCAP GROWTH-CLASS O SHARES(2)
without any Riders                                                                $1,006.63  $  829.01  $1,413.94  $2,998.06
with IPP Rider                                                                    $1,049.38  $  965.98  $1,639.94  $3,436.27
with EBB Rider                                                                    $1,035.13  $  920.47  $1,565.09  $3,292.39
with IPP & EBB Riders                                                             $1,077.89  $1,057.45  $1,791.09  $3,730.61
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders                                                                $1,000.93  $  810.64  $1,383.46  $2,938.12
with IPP Rider                                                                    $1,043.71  $  947.87  $1,610.17  $3,379.20
with EBB Rider                                                                    $1,029.45  $  902.26  $1,535.07  $3,234.37
with IPP & EBB Riders                                                             $1,072.23  $1,039.50  $1,761.80  $3,675.49
                                                                                                EXPENSES IF YOU
                                                                                             SURRENDER YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP MODERATE ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,004.73  $1,594.16  $2,110.32  $2,978.11
with IPP Rider                                                                    $1,047.49  $1,720.85  $2,320.80  $3,417.29
with EBB Rider                                                                    $1,033.24  $1,678.75  $2,251.09  $3,273.09
with IPP & EBB Riders                                                             $1,076.00  $1,805.45  $2,461.57  $3,712.28
MAINSTAY VP MODERATE GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,008.53  $1,605.48  $2,129.20  $3,017.97
with IPP Rider                                                                    $1,051.28  $1,732.01  $2,339.23  $3,455.22
with EBB Rider                                                                    $1,037.03  $1,689.96  $2,269.66  $3,311.64
with IPP & EBB Riders                                                             $1,079.77  $1,816.50  $2,479.71  $3,748.91
MAINSTAY VP S&P 500 INDEX-INITIAL CLASS
without any Riders                                                                $  946.76  $1,420.49  $1,818.47  $2,350.41
with IPP Rider                                                                    $  989.78  $1,549.57  $2,035.75  $2,819.78
with EBB Rider                                                                    $  975.44  $1,506.68  $1,963.79  $2,665.65
with IPP & EBB Riders                                                             $1,018.46  $1,635.76  $2,181.06  $3,135.04
MAINSTAY VP SMALL CAP GROWTH-INITIAL CLASS
without any Riders                                                                $1,006.63  $1,599.82  $2,119.77  $2,998.06
with IPP Rider                                                                    $1,049.38  $1,726.43  $2,330.02  $3,436.27
with EBB Rider                                                                    $1,035.13  $1,684.36  $2,260.39  $3,292.39
with IPP & EBB Riders                                                             $1,077.89  $1,810.97  $2,470.64  $3,730.61
MAINSTAY VP TOTAL RETURN-INITIAL CLASS
without any Riders                                                                $  975.27  $1,506.17  $1,962.94  $2,663.85
with IPP Rider                                                                    $1,018.16  $1,634.09  $2,176.87  $3,118.17
with EBB Rider                                                                    $1,003.87  $1,591.58  $2,106.01  $2,968.99
with IPP & EBB Riders                                                             $1,046.76  $1,719.48  $2,319.92  $3,423.30
MAINSTAY VP VALUE-INITIAL CLASS(1)
without any Riders                                                                $  973.37  $1,500.49  $1,953.37  $2,643.24
with IPP Rider                                                                    $1,016.27  $1,628.46  $2,167.50  $3,098.54
with EBB Rider                                                                    $1,001.97  $1,585.93  $2,096.58  $2,949.04
with IPP & EBB Riders                                                             $1,044.87  $1,713.92  $2,310.71  $3,404.33
ALGER AMERICAN SMALLCAP GROWTH-CLASS O SHARES(2)
without any Riders                                                                $1,006.63  $1,599.82  $2,119.77  $2,998.06
with IPP Rider                                                                    $1,049.38  $1,726.43  $2,330.02  $3,436.27
with EBB Rider                                                                    $1,035.13  $1,684.36  $2,260.39  $3,292.39
with IPP & EBB Riders                                                             $1,077.89  $1,810.97  $2,470.64  $3,730.61
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders                                                                $1,000.93  $1,582.84  $2,091.42  $2,938.12
with IPP Rider                                                                    $1,043.71  $1,709.69  $2,302.33  $3,379.20
with EBB Rider                                                                    $1,029.45  $1,667.53  $2,232.46  $3,234.37
with IPP & EBB Riders                                                             $1,072.23  $1,794.39  $2,443.40  $3,675.49
                                                                                           EXPENSES IF YOU DO NOT
                                                                                            SURRENDER YOUR POLICY
                                                                                  ----------------------------------------
INVESTMENT DIVISION                                                                 1 YR      3 YR       5 YR      10 YR
-------------------                                                               -------  ---------  ---------  ---------
MAINSTAY VP MODERATE ALLOCATION-SERVICE CLASS
without any Riders                                                                $268.03  $  822.89  $1,403.78  $2,978.11
with IPP Rider                                                                    $314.11  $  959.95  $1,630.03  $3,417.29
with EBB Rider                                                                    $298.75  $  914.40  $1,555.09  $3,273.09
with IPP & EBB Riders                                                             $344.83  $1,051.47  $1,781.34  $3,712.28
MAINSTAY VP MODERATE GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $272.13  $  835.13  $1,424.07  $3,017.97
with IPP Rider                                                                    $318.19  $  972.02  $1,649.84  $3,455.22
with EBB Rider                                                                    $302.83  $  926.53  $1,575.06  $3,311.64
with IPP & EBB Riders                                                             $348.89  $1,063.43  $1,800.83  $3,748.91
MAINSTAY VP S&P 500 INDEX-INITIAL CLASS
without any Riders                                                                $205.56  $  635.00  $1,090.10  $2,350.41
with IPP Rider                                                                    $251.92  $  774.64  $1,323.63  $2,819.78
with EBB Rider                                                                    $236.46  $  728.24  $1,246.28  $2,665.65
with IPP & EBB Riders                                                             $282.82  $  867.89  $1,479.81  $3,135.04
MAINSTAY VP SMALL CAP GROWTH-INITIAL CLASS
without any Riders                                                                $270.08  $  829.01  $1,413.94  $2,998.06
with IPP Rider                                                                    $316.15  $  965.98  $1,639.94  $3,436.27
with EBB Rider                                                                    $300.79  $  920.47  $1,565.09  $3,292.39
with IPP & EBB Riders                                                             $346.86  $1,057.45  $1,791.09  $3,730.61
MAINSTAY VP TOTAL RETURN-INITIAL CLASS
without any Riders                                                                $236.28  $  727.70  $1,245.37  $2,663.85
with IPP Rider                                                                    $282.50  $  866.08  $1,475.31  $3,118.17
with EBB Rider                                                                    $267.10  $  820.10  $1,399.15  $2,968.99
with IPP & EBB Riders                                                             $313.32  $  958.46  $1,629.07  $3,423.30
MAINSTAY VP VALUE-INITIAL CLASS(1)
without any Riders                                                                $234.24  $  721.55  $1,235.09  $2,643.24
with IPP Rider                                                                    $280.47  $  860.00  $1,465.24  $3,098.54
with EBB Rider                                                                    $265.06  $  813.98  $1,389.01  $2,949.04
with IPP & EBB Riders                                                             $311.29  $  952.44  $1,619.17  $3,404.33
ALGER AMERICAN SMALLCAP GROWTH-CLASS O SHARES(2)
without any Riders                                                                $270.08  $  829.01  $1,413.94  $2,998.06
with IPP Rider                                                                    $316.15  $  965.98  $1,639.94  $3,436.27
with EBB Rider                                                                    $300.79  $  920.47  $1,565.09  $3,292.39
with IPP & EBB Riders                                                             $346.86  $1,057.45  $1,791.09  $3,730.61
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders                                                                $263.93  $  810.64  $1,383.46  $2,938.12
with IPP Rider                                                                    $310.03  $  947.87  $1,610.17  $3,379.20
with EBB Rider                                                                    $294.66  $  902.26  $1,535.07  $3,234.37
with IPP & EBB Riders                                                             $340.76  $1,039.50  $1,761.80  $3,675.49




----------
(1) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

(2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                                                                EXPENSES IF YOU
                                                                                             ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES-CLASS B
without any Riders                                                                $1,023.74  $  883.97  $1,504.89  $3,175.79
with IPP Rider                                                                    $1,066.42  $1,020.20  $1,728.79  $3,605.45
with EBB Rider                                                                    $1,052.19  $  974.94  $1,654.63  $3,464.36
with IPP & EBB Riders                                                             $1,094.87  $1,111.16  $1,878.53  $3,894.02
DREYFUS IP TECHNOLOGY GROWTH-INITIAL SHARES
without any Riders                                                                $  996.18  $  795.31  $1,358.00  $2,887.87
with IPP Rider                                                                    $1,038.98  $  932.76  $1,585.32  $3,331.40
with EBB Rider                                                                    $1,024.71  $  887.09  $1,510.03  $3,185.76
with IPP & EBB Riders                                                             $1,067.51  $1,024.53  $1,737.34  $3,629.30
FIDELITY(R) VIP CONTRAFUND(R)-INITIAL CLASS
without any Riders                                                                $  977.17  $  733.86  $1,255.66  $2,684.41
with IPP Rider                                                                    $1,020.06  $  872.14  $1,485.34  $3,137.74
with EBB Rider                                                                    $1,005.76  $  826.20  $1,409.27  $2,988.88
with IPP & EBB Riders                                                             $1,048.65  $  964.47  $1,638.95  $3,442.21
FIDELITY(R) VIP EQUITY INCOME-INITIAL CLASS
without any Riders                                                                $  967.67  $  703.03  $1,204.16  $2,581.17
with IPP Rider                                                                    $1,010.59  $  841.74  $1,435.04  $3,039.46
with EBB Rider                                                                    $  996.29  $  795.66  $1,358.57  $2,888.98
with IPP & EBB Riders                                                             $1,039.21  $  934.37  $1,589.46  $3,347.27
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders                                                                $1,001.88  $  813.70  $1,388.55  $2,948.14
with IPP Rider                                                                    $1,044.66  $  950.90  $1,615.16  $3,388.76
with EBB Rider                                                                    $1,030.40  $  905.31  $1,540.09  $3,244.06
with IPP & EBB Riders                                                             $1,073.17  $1,042.50  $1,766.69  $3,684.70
JANUS ASPEN SERIES BALANCED-INSTITUTIONAL SHARES
without any Riders                                                                $  969.57  $  709.20  $1,214.47  $2,601.89
with IPP Rider                                                                    $1,012.49  $  847.83  $1,445.11  $3,059.20
with EBB Rider                                                                    $  998.18  $  801.77  $1,368.73  $2,909.03
with IPP & EBB Riders                                                             $1,041.10  $  940.39  $1,599.37  $3,366.32
JANUS ASPEN SERIES WORLDWIDE GROWTH-INSTITUTIONAL SHARES
without any Riders                                                                $  979.07  $  740.02  $1,265.93  $2,704.95
with IPP Rider                                                                    $1,021.95  $  878.22  $1,495.37  $3,157.28
with EBB Rider                                                                    $1,007.66  $  832.29  $1,419.38  $3,008.74
with IPP & EBB Riders                                                             $1,050.53  $  970.49  $1,648.82  $3,461.08
MFS(R) INVESTORS TRUST SERIES-INITIAL CLASS
without any Riders                                                                $  996.18  $  795.31  $1,358.00  $2,887.87
with IPP Rider                                                                    $1,038.98  $  932.76  $1,585.32  $3,331.40
with EBB Rider                                                                    $1,024.71  $  887.09  $1,510.03  $3,185.76
with IPP & EBB Riders                                                             $1,067.51  $1,024.53  $1,737.34  $3,629.30
MFS(R) RESEARCH SERIES-INITIAL CLASS
without any Riders                                                                $  999.03  $  804.51  $1,373.28  $2,918.03
with IPP Rider                                                                    $1,041.82  $  941.83  $1,600.24  $3,360.12
with EBB Rider                                                                    $1,027.55  $  896.19  $1,525.05  $3,214.95
with IPP & EBB Riders                                                             $1,070.34  $1,033.52  $1,752.02  $3,657.03
                                                                                                EXPENSES IF YOU
                                                                                             SURRENDER YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES-CLASS B
without any Riders                                                                $1,023.74  $1,650.63  $2,204.38  $3,175.79
with IPP Rider                                                                    $1,066.42  $1,776.54  $2,412.68  $3,605.45
with EBB Rider                                                                    $1,052.19  $1,734.71  $2,343.68  $3,464.36
with IPP & EBB Riders                                                             $1,094.87  $1,860.62  $2,551.98  $3,894.02
DREYFUS IP TECHNOLOGY GROWTH-INITIAL SHARES
without any Riders                                                                $  996.18  $1,568.67  $2,067.73  $2,887.87
with IPP Rider                                                                    $1,038.98  $1,695.72  $2,279.21  $3,331.40
with EBB Rider                                                                    $1,024.71  $1,653.51  $2,209.16  $3,185.76
with IPP & EBB Riders                                                             $1,067.51  $1,780.55  $2,420.64  $3,629.30
FIDELITY(R) VIP CONTRAFUND(R)-INITIAL CLASS
without any Riders                                                                $  977.17  $1,511.87  $1,972.51  $2,684.41
with IPP Rider                                                                    $1,020.06  $1,639.69  $2,186.20  $3,137.74
with EBB Rider                                                                    $1,005.76  $1,597.22  $2,115.43  $2,988.88
with IPP & EBB Riders                                                             $1,048.65  $1,725.04  $2,329.11  $3,442.21
FIDELITY(R) VIP EQUITY INCOME-INITIAL CLASS
without any Riders                                                                $  967.67  $1,483.38  $1,924.60  $2,581.17
with IPP Rider                                                                    $1,010.59  $1,611.59  $2,139.40  $3,039.46
with EBB Rider                                                                    $  996.29  $1,568.99  $2,068.26  $2,888.98
with IPP & EBB Riders                                                             $1,039.21  $1,697.21  $2,283.07  $3,347.27
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders                                                                $1,001.88  $1,585.67  $2,096.15  $2,948.14
with IPP Rider                                                                    $1,044.66  $1,712.49  $2,306.97  $3,388.76
with EBB Rider                                                                    $1,030.40  $1,670.35  $2,237.13  $3,244.06
with IPP & EBB Riders                                                             $1,073.17  $1,797.16  $2,447.94  $3,684.70
JANUS ASPEN SERIES BALANCED-INSTITUTIONAL SHARES
without any Riders                                                                $  969.57  $1,489.08  $1,934.19  $2,601.89
with IPP Rider                                                                    $1,012.49  $1,617.22  $2,148.78  $3,059.20
with EBB Rider                                                                    $  998.18  $1,574.64  $2,077.71  $2,909.03
with IPP & EBB Riders                                                             $1,041.10  $1,702.78  $2,292.29  $3,366.32
JANUS ASPEN SERIES WORLDWIDE GROWTH-INSTITUTIONAL SHARES
without any Riders                                                                $  979.07  $1,517.56  $1,982.07  $2,704.95
with IPP Rider                                                                    $1,021.95  $1,645.31  $2,195.53  $3,157.28
with EBB Rider                                                                    $1,007.66  $1,602.86  $2,124.83  $3,008.74
with IPP & EBB Riders                                                             $1,050.53  $1,730.60  $2,338.30  $3,461.08
MFS(R) INVESTORS TRUST SERIES-INITIAL CLASS
without any Riders                                                                $  996.18  $1,568.67  $2,067.73  $2,887.87
with IPP Rider                                                                    $1,038.98  $1,695.72  $2,279.21  $3,331.40
with EBB Rider                                                                    $1,024.71  $1,653.51  $2,209.16  $3,185.76
with IPP & EBB Riders                                                             $1,067.51  $1,780.55  $2,420.64  $3,629.30
MFS(R) RESEARCH SERIES-INITIAL CLASS
without any Riders                                                                $  999.03  $1,577.17  $2,081.94  $2,918.03
with IPP Rider                                                                    $1,041.82  $1,704.10  $2,293.09  $3,360.12
with EBB Rider                                                                    $1,027.55  $1,661.92  $2,223.14  $3,214.95
with IPP & EBB Riders                                                             $1,070.34  $1,788.85  $2,434.29  $3,657.03
                                                                                           EXPENSES IF YOU DO NOT
                                                                                            SURRENDER YOUR POLICY
                                                                                  ----------------------------------------
INVESTMENT DIVISION                                                                 1 YR      3 YR       5 YR      10 YR
-------------------                                                               -------  ---------  ---------  ---------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES-CLASS B
without any Riders                                                                $288.51  $  883.97  $1,504.89  $3,175.79
with IPP Rider                                                                    $334.50  $1,020.20  $1,728.79  $3,605.45
with EBB Rider                                                                    $319.17  $  974.94  $1,654.63  $3,464.36
with IPP & EBB Riders                                                             $365.16  $1,111.16  $1,878.53  $3,894.02
DREYFUS IP TECHNOLOGY GROWTH-INITIAL SHARES
without any Riders                                                                $258.82  $  795.31  $1,358.00  $2,887.87
with IPP Rider                                                                    $304.94  $  932.76  $1,585.32  $3,331.40
with EBB Rider                                                                    $289.56  $  887.09  $1,510.03  $3,185.76
with IPP & EBB Riders                                                             $335.68  $1,024.53  $1,737.34  $3,629.30
FIDELITY(R) VIP CONTRAFUND(R)-INITIAL CLASS
without any Riders                                                                $238.33  $  733.86  $1,255.66  $2,684.41
with IPP Rider                                                                    $284.54  $  872.14  $1,485.34  $3,137.74
with EBB Rider                                                                    $269.14  $  826.20  $1,409.27  $2,988.88
with IPP & EBB Riders                                                             $315.35  $  964.47  $1,638.95  $3,442.21
FIDELITY(R) VIP EQUITY INCOME-INITIAL CLASS
without any Riders                                                                $228.09  $  703.03  $1,204.16  $2,581.17
with IPP Rider                                                                    $274.35  $  841.74  $1,435.04  $3,039.46
with EBB Rider                                                                    $258.93  $  795.66  $1,358.57  $2,888.98
with IPP & EBB Riders                                                             $305.19  $  934.37  $1,589.46  $3,347.27
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders                                                                $264.96  $  813.70  $1,388.55  $2,948.14
with IPP Rider                                                                    $311.05  $  950.90  $1,615.16  $3,388.76
with EBB Rider                                                                    $295.69  $  905.31  $1,540.09  $3,244.06
with IPP & EBB Riders                                                             $341.78  $1,042.50  $1,766.69  $3,684.70
JANUS ASPEN SERIES BALANCED-INSTITUTIONAL SHARES
without any Riders                                                                $230.14  $  709.20  $1,214.47  $2,601.89
with IPP Rider                                                                    $276.39  $  847.83  $1,445.11  $3,059.20
with EBB Rider                                                                    $260.97  $  801.77  $1,368.73  $2,909.03
with IPP & EBB Riders                                                             $307.22  $  940.39  $1,599.37  $3,366.32
JANUS ASPEN SERIES WORLDWIDE GROWTH-INSTITUTIONAL SHARES
without any Riders                                                                $240.38  $  740.02  $1,265.93  $2,704.95
with IPP Rider                                                                    $286.58  $  878.22  $1,495.37  $3,157.28
with EBB Rider                                                                    $271.18  $  832.29  $1,419.38  $3,008.74
with IPP & EBB Riders                                                             $317.39  $  970.49  $1,648.82  $3,461.08
MFS(R) INVESTORS TRUST SERIES-INITIAL CLASS
without any Riders                                                                $258.82  $  795.31  $1,358.00  $2,887.87
with IPP Rider                                                                    $304.94  $  932.76  $1,585.32  $3,331.40
with EBB Rider                                                                    $289.56  $  887.09  $1,510.03  $3,185.76
with IPP & EBB Riders                                                             $335.68  $1,024.53  $1,737.34  $3,629.30
MFS(R) RESEARCH SERIES-INITIAL CLASS
without any Riders                                                                $261.88  $  804.51  $1,373.28  $2,918.03
with IPP Rider                                                                    $307.99  $  941.83  $1,600.24  $3,360.12
with EBB Rider                                                                    $292.62  $  896.19  $1,525.05  $3,214.95
with IPP & EBB Riders                                                             $338.73  $1,033.52  $1,752.02  $3,657.03

                                                                                                EXPENSES IF YOU
                                                                                             ANNUITIZE YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MFS(R) UTILITIES SERIES-INITIAL CLASS
without any Riders                                                                $  996.18  $  795.31  $1,358.00  $2,887.87
with IPP Rider                                                                    $1,038.98  $  932.76  $1,585.32  $3,331.40
with EBB Rider                                                                    $1,024.71  $  887.09  $1,510.03  $3,185.76
with IPP & EBB Riders                                                             $1,067.51  $1,024.53  $1,737.34  $3,629.30
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO-CLASS I
without any Riders                                                                $  999.98  $  807.58  $1,378.37  $2,928.08
with IPP Rider                                                                    $1,042.77  $  944.86  $1,605.22  $3,369.68
with EBB Rider                                                                    $1,028.51  $  899.24  $1,530.07  $3,224.66
with IPP & EBB Riders                                                             $1,071.29  $1,036.50  $1,756.90  $3,666.26
ROYCE MICRO-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $1,039.90  $  935.70  $1,590.16  $3,340.74
with IPP Rider                                                                    $1,082.51  $1,071.22  $1,812.08  $3,762.44
with EBB Rider                                                                    $1,068.31  $1,026.20  $1,738.58  $3,623.98
with IPP & EBB Riders                                                             $1,110.91  $1,161.70  $1,960.49  $4,045.66
ROYCE SMALL-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $1,018.04  $  865.68  $1,474.66  $3,116.90
with IPP Rider                                                                    $1,060.74  $1,002.15  $1,699.25  $3,549.39
with EBB Rider                                                                    $1,046.51  $  956.81  $1,624.87  $3,407.40
with IPP & EBB Riders                                                             $1,089.21  $1,093.28  $1,849.45  $3,839.88
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders                                                                $  996.18  $  795.31  $1,358.00  $2,887.87
with IPP Rider                                                                    $1,038.98  $  932.76  $1,585.32  $3,331.40
with EBB Rider                                                                    $1,024.71  $  887.09  $1,510.03  $3,185.76
with IPP & EBB Riders                                                             $1,067.51  $1,024.53  $1,737.34  $3,629.30
VAN ECK WORLDWIDE HARD ASSETS
without any Riders                                                                $1,011.39  $  844.30  $1,439.28  $3,047.76
with IPP Rider                                                                    $1,054.12  $  981.07  $1,664.69  $3,483.57
with EBB Rider                                                                    $1,039.88  $  935.62  $1,590.03  $3,340.48
with IPP & EBB Riders                                                             $1,082.61  $1,072.40  $1,815.45  $3,776.31
VAN KAMPEN UIF EMERGING MARKETS EQUITY-CLASS I
without any Riders                                                                $1,065.56  $1,017.48  $1,724.35  $3,597.04
with IPP Rider                                                                    $1,108.05  $1,151.87  $1,943.14  $4,006.36
with EBB Rider                                                                    $1,093.89  $1,107.22  $1,870.67  $3,871.95
with IPP & EBB Riders                                                             $1,136.37  $1,241.61  $2,089.46  $4,281.26
VICTORY VIF DIVERSIFIED STOCK-CLASS A SHARES
without any Riders                                                                $1,033.25  $  914.43  $1,555.13  $3,273.16
with IPP Rider                                                                    $1,075.88  $1,050.23  $1,777.85  $3,698.12
with EBB Rider                                                                    $1,061.67  $1,005.11  $1,704.09  $3,558.58
with IPP & EBB Riders                                                             $1,104.30  $1,140.92  $1,926.81  $3,983.54
                                                                                                EXPENSES IF YOU
                                                                                             SURRENDER YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MFS(R) UTILITIES SERIES-INITIAL CLASS
without any Riders                                                                $  996.18  $1,568.67  $2,067.73  $2,887.87
with IPP Rider                                                                    $1,038.98  $1,695.72  $2,279.21  $3,331.40
with EBB Rider                                                                    $1,024.71  $1,653.51  $2,209.16  $3,185.76
with IPP & EBB Riders                                                             $1,067.51  $1,780.55  $2,420.64  $3,629.30
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO-CLASS I
without any Riders                                                                $  999.98  $1,580.02  $2,086.68  $2,928.08
with IPP Rider                                                                    $1,042.77  $1,706.90  $2,297.72  $3,369.68
with EBB Rider                                                                    $1,028.51  $1,664.74  $2,227.81  $3,224.66
with IPP & EBB Riders                                                             $1,071.29  $1,791.61  $2,438.84  $3,666.26
ROYCE MICRO-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $1,039.90  $1,698.44  $2,283.71  $3,340.74
with IPP Rider                                                                    $1,082.51  $1,823.70  $2,490.16  $3,762.44
with EBB Rider                                                                    $1,068.31  $1,782.08  $2,421.78  $3,623.98
with IPP & EBB Riders                                                             $1,110.91  $1,907.33  $2,628.22  $4,045.66
ROYCE SMALL-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $1,018.04  $1,633.72  $2,176.26  $3,116.90
with IPP Rider                                                                    $1,060.74  $1,759.86  $2,385.19  $3,549.39
with EBB Rider                                                                    $1,046.51  $1,717.95  $2,316.00  $3,407.40
with IPP & EBB Riders                                                             $1,089.21  $1,844.09  $2,524.93  $3,839.88
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders                                                                $  996.18  $1,568.67  $2,067.73  $2,887.87
with IPP Rider                                                                    $1,038.98  $1,695.72  $2,279.21  $3,331.40
with EBB Rider                                                                    $1,024.71  $1,653.51  $2,209.16  $3,185.76
with IPP & EBB Riders                                                             $1,067.51  $1,780.55  $2,420.64  $3,629.30
VAN ECK WORLDWIDE HARD ASSETS
without any Riders                                                                $1,011.39  $1,613.96  $2,143.34  $3,047.76
with IPP Rider                                                                    $1,054.12  $1,740.37  $2,353.05  $3,483.57
with EBB Rider                                                                    $1,039.88  $1,698.37  $2,283.59  $3,340.48
with IPP & EBB Riders                                                             $1,082.61  $1,824.79  $2,493.31  $3,776.31
VAN KAMPEN UIF EMERGING MARKETS EQUITY-CLASS I
without any Riders                                                                $1,065.56  $1,774.03  $2,408.55  $3,597.04
with IPP Rider                                                                    $1,108.05  $1,898.25  $2,612.07  $4,006.36
with EBB Rider                                                                    $1,093.89  $1,856.98  $2,544.66  $3,871.95
with IPP & EBB Riders                                                             $1,136.37  $1,981.19  $2,748.18  $4,281.26
VICTORY VIF DIVERSIFIED STOCK-CLASS A SHARES
without any Riders                                                                $1,033.25  $1,678.77  $2,251.12  $3,273.16
with IPP Rider                                                                    $1,075.88  $1,804.30  $2,458.31  $3,698.12
with EBB Rider                                                                    $1,061.67  $1,762.60  $2,389.70  $3,558.58
with IPP & EBB Riders                                                             $1,104.30  $1,888.12  $2,596.89  $3,983.54
                                                                                           EXPENSES IF YOU DO NOT
                                                                                            SURRENDER YOUR POLICY
                                                                                  ----------------------------------------
INVESTMENT DIVISION                                                                 1 YR      3 YR       5 YR      10 YR
-------------------                                                               -------  ---------  ---------  ---------
MFS(R) UTILITIES SERIES-INITIAL CLASS
without any Riders                                                                $258.82  $  795.31  $1,358.00  $2,887.87
with IPP Rider                                                                    $304.94  $  932.76  $1,585.32  $3,331.40
with EBB Rider                                                                    $289.56  $  887.09  $1,510.03  $3,185.76
with IPP & EBB Riders                                                             $335.68  $1,024.53  $1,737.34  $3,629.30
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO-CLASS I
without any Riders                                                                $262.91  $  807.58  $1,378.37  $2,928.08
with IPP Rider                                                                    $309.02  $  944.86  $1,605.22  $3,369.68
with EBB Rider                                                                    $293.65  $  899.24  $1,530.07  $3,224.66
with IPP & EBB Riders                                                             $339.75  $1,036.50  $1,756.90  $3,666.26
ROYCE MICRO-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $305.93  $  935.70  $1,590.16  $3,340.74
with IPP Rider                                                                    $351.84  $1,071.22  $1,812.08  $3,762.44
with EBB Rider                                                                    $336.54  $1,026.20  $1,738.58  $3,623.98
with IPP & EBB Riders                                                             $382.44  $1,161.70  $1,960.49  $4,045.66
ROYCE SMALL-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $282.37  $  865.68  $1,474.66  $3,116.90
with IPP Rider                                                                    $328.38  $1,002.15  $1,699.25  $3,549.39
with EBB Rider                                                                    $313.04  $  956.81  $1,624.87  $3,407.40
with IPP & EBB Riders                                                             $359.06  $1,093.28  $1,849.45  $3,839.88
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders                                                                $258.82  $  795.31  $1,358.00  $2,887.87
with IPP Rider                                                                    $304.94  $  932.76  $1,585.32  $3,331.40
with EBB Rider                                                                    $289.56  $  887.09  $1,510.03  $3,185.76
with IPP & EBB Riders                                                             $335.68  $1,024.53  $1,737.34  $3,629.30
VAN ECK WORLDWIDE HARD ASSETS
without any Riders                                                                $275.20  $  844.30  $1,439.28  $3,047.76
with IPP Rider                                                                    $321.25  $  981.07  $1,664.69  $3,483.57
with EBB Rider                                                                    $305.90  $  935.62  $1,590.03  $3,340.48
with IPP & EBB Riders                                                             $351.95  $1,072.40  $1,815.45  $3,776.31
VAN KAMPEN UIF EMERGING MARKETS EQUITY-CLASS I
without any Riders                                                                $333.58  $1,017.48  $1,724.35  $3,597.04
with IPP Rider                                                                    $379.36  $1,151.87  $1,943.14  $4,006.36
with EBB Rider                                                                    $364.10  $1,107.22  $1,870.67  $3,871.95
with IPP & EBB Riders                                                             $409.89  $1,241.61  $2,089.46  $4,281.26
VICTORY VIF DIVERSIFIED STOCK-CLASS A SHARES
without any Riders                                                                $298.76  $  914.43  $1,555.13  $3,273.16
with IPP Rider                                                                    $344.70  $1,050.23  $1,777.85  $3,698.12
with EBB Rider                                                                    $329.38  $1,005.11  $1,704.09  $3,558.58
with IPP & EBB Riders                                                             $375.32  $1,140.92  $1,926.81  $3,983.54

FOR NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY POLICIES:

                                                                                                 EXPENSES IF YOU
                                                                                              ANNUITIZED YOUR POLICY
                                                                                  ---------------------------------------------
INVESTMENT DIVISION                                                                  1 YR        3 YR        5 YR       10 YR
-------------------                                                               ---------   ---------   ---------   ---------

MAINSTAY VP BALANCED-SERVICE CLASS
without any Riders                                                                $1,031.35   $  908.34   $1,545.10   $3,253.77
with IPP Rider                                                                    $1,073.99   $1,044.24   $1,768.07   $3,679.66
with EBB Rider                                                                    $1,059.77   $  999.08   $1,694.21   $3,539.82
with IPP & EBB Riders                                                             $1,102.41   $1,134.96   $1,917.16   $3,965.70
MAINSTAY VP BOND-SERVICE CLASS
without any Riders                                                                $1,004.73   $  822.89   $1,403.78   $2,978.11
with IPP Rider                                                                    $1,047.49   $  959.95   $1,630.03   $3,417.29
with EBB Rider                                                                    $1,033.24   $  914.40   $1,555.09   $3,273.09
with IPP & EBB Riders                                                             $1,076.00   $1,051.47   $1,781.34   $3,712.28
MAINSTAY VP CAPITAL APPRECIATION-SERVICE CLASS
without any Riders                                                                $1,015.19   $  856.53   $1,459.51   $3,087.34
with IPP Rider                                                                    $1,057.91   $  993.13   $1,684.46   $3,521.25
with EBB Rider                                                                    $1,043.67   $  947.74   $1,609.95   $3,378.77
with IPP & EBB Riders                                                             $1,086.38   $1,084.34   $1,834.89   $3,812.69
MAINSTAY VP CASH MANAGEMENT
without any Riders                                                                $  976.22   $  730.77   $1,250.50   $2,674.12
with IPP Rider                                                                    $1,019.11   $  869.11   $1,480.33   $3,127.96
with EBB Rider                                                                    $1,004.81   $  823.13   $1,404.20   $2,978.93
with IPP & EBB Riders                                                             $1,047.70   $  961.47   $1,634.00   $3,432.76
MAINSTAY VP COMMON STOCK-SERVICE CLASS
without any Riders                                                                $1,009.49   $  838.19   $1,429.15   $3,027.91
with IPP Rider                                                                    $1,052.23   $  975.04   $1,654.80   $3,464.69
with EBB Rider                                                                    $1,037.98   $  929.56   $1,580.04   $3,321.25
with IPP & EBB Riders                                                             $1,080.72   $1,066.42   $1,805.72   $3,758.06
MAINSTAY VP CONSERVATIVE ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,018.04   $  865.68   $1,474.66   $3,116.90
with IPP Rider                                                                    $1,060.74   $1,002.15   $1,699.25   $3,549.39
with EBB Rider                                                                    $1,046.51   $  956.81   $1,624.87   $3,407.40
with IPP & EBB Riders                                                             $1,089.21   $1,093.28   $1,849.45   $3,839.88
MAINSTAY VP CONVERTIBLE-SERVICE CLASS
without any Riders                                                                $1,016.14   $  859.57   $1,464.56   $3,097.19
with IPP Rider                                                                    $1,058.85   $  996.12   $1,689.38   $3,530.63
with EBB Rider                                                                    $1,044.61   $  950.75   $1,614.90   $3,388.30
with IPP & EBB Riders                                                             $1,087.32   $1,087.31   $1,839.74   $3,821.75
MAINSTAY VP DEVELOPING GROWTH-SERVICE CLASS
without any Riders                                                                $1,040.85   $  938.75   $1,595.17   $3,350.36
with IPP Rider                                                                    $1,083.45   $1,074.21   $1,816.96   $3,771.59
with EBB Rider                                                                    $1,069.25   $1,029.19   $1,743.49   $3,633.27
with IPP & EBB Riders                                                             $1,111.85   $1,164.67   $1,965.30   $4,054.51
MAINSTAY VP FLOATING RATE-SERVICE CLASS
without any Riders                                                                $1,017.09   $  862.63   $1,469.60   $3,107.05
with IPP Rider                                                                    $1,059.80   $  999.15   $1,694.32   $3,540.02
with EBB Rider                                                                    $1,045.56   $  953.78   $1,619.89   $3,397.85
with IPP & EBB Riders                                                             $1,088.27   $1,090.30   $1,844.60   $3,830.82
                                                                                                 EXPENSES IF YOU
                                                                                             SURRENDERED YOUR POLICY
                                                                                  ---------------------------------------------
INVESTMENT DIVISION                                                                  1 YR        3 YR        5 YR       10 YR
-------------------                                                               ---------   ---------   ---------   ---------

MAINSTAY VP BALANCED-SERVICE CLASS
without any Riders                                                                $1,031.35   $1,673.15   $2,241.79   $3,253.77
with IPP Rider                                                                    $1,073.99   $1,798.76   $2,449.21   $3,679.66
with EBB Rider                                                                    $1,059.77   $1,757.02   $2,380.51   $3,539.82
with IPP & EBB Riders                                                             $1,102.41   $1,882.62   $2,587.91   $3,965.70
MAINSTAY VP BOND-SERVICE CLASS
without any Riders                                                                $1,004.73   $1,594.16   $2,110.32   $2,978.11
with IPP Rider                                                                    $1,047.49   $1,720.85   $2,320.80   $3,417.29
with EBB Rider                                                                    $1,033.24   $1,678.75   $2,251.09   $3,273.09
with IPP & EBB Riders                                                             $1,076.00   $1,805.45   $2,461.57   $3,712.28
MAINSTAY VP CAPITAL APPRECIATION-SERVICE CLASS
without any Riders                                                                $1,015.19   $1,625.26   $2,162.17   $3,087.34
with IPP Rider                                                                    $1,057.91   $1,751.52   $2,371.44   $3,521.25
with EBB Rider                                                                    $1,043.67   $1,709.57   $2,302.12   $3,378.77
with IPP & EBB Riders                                                             $1,086.38   $1,835.83   $2,511.39   $3,812.69
MAINSTAY VP CASH MANAGEMENT
without any Riders                                                                $  976.22   $1,509.02   $1,967.72   $2,674.12
with IPP Rider                                                                    $1,019.11   $1,636.89   $2,181.53   $3,127.96
with EBB Rider                                                                    $1,004.81   $1,594.39   $2,110.71   $2,978.93
with IPP & EBB Riders                                                             $1,047.70   $1,722.26   $2,324.51   $3,432.76
MAINSTAY VP COMMON STOCK-SERVICE CLASS
without any Riders                                                                $1,009.49   $1,608.31   $2,133.92   $3,027.91
with IPP Rider                                                                    $1,052.23   $1,734.80   $2,343.84   $3,464.69
with EBB Rider                                                                    $1,037.98   $1,692.77   $2,274.30   $3,321.25
with IPP & EBB Riders                                                             $1,080.72   $1,819.27   $2,484.25   $3,758.06
MAINSTAY VP CONSERVATIVE ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,018.04   $1,633.72   $2,176.26   $3,116.90
with IPP Rider                                                                    $1,060.74   $1,759.86   $2,385.19   $3,549.39
with EBB Rider                                                                    $1,046.51   $1,717.95   $2,316.00   $3,407.40
with IPP & EBB Riders                                                             $1,089.21   $1,844.09   $2,524.93   $3,839.88
MAINSTAY VP CONVERTIBLE-SERVICE CLASS
without any Riders                                                                $1,016.14   $1,628.07   $2,166.86   $3,097.19
with IPP Rider                                                                    $1,058.85   $1,754.29   $2,376.01   $3,530.63
with EBB Rider                                                                    $1,044.61   $1,712.35   $2,306.73   $3,388.30
with IPP & EBB Riders                                                             $1,087.32   $1,838.57   $2,515.90   $3,821.75
MAINSTAY VP DEVELOPING GROWTH-SERVICE CLASS
without any Riders                                                                $1,040.85   $1,701.26   $2,288.37   $3,350.36
with IPP Rider                                                                    $1,083.45   $1,826.46   $2,494.69   $3,771.59
with EBB Rider                                                                    $1,069.25   $1,784.85   $2,426.35   $3,633.27
with IPP & EBB Riders                                                             $1,111.85   $1,910.08   $2,632.69   $4,054.51
MAINSTAY VP FLOATING RATE-SERVICE CLASS
without any Riders                                                                $1,017.09   $1,630.90   $2,171.56   $3,107.05
with IPP Rider                                                                    $1,059.80   $1,757.09   $2,380.61   $3,540.02
with EBB Rider                                                                    $1,045.56   $1,715.15   $2,311.37   $3,397.85
with IPP & EBB Riders                                                             $1,088.27   $1,841.34   $2,520.41   $3,830.82
                                                                                             EXPENSES IF YOU DO NOT
                                                                                             SURRENDER YOUR POLICY
                                                                                  -------------------------------------------
INVESTMENT DIVISION                                                                 1 YR       3 YR        5 YR       10 YR
-------------------                                                               -------   ---------   ---------   ---------

MAINSTAY VP BALANCED-SERVICE CLASS
without any Riders                                                                $296.71   $  908.34   $1,545.10   $3,253.77
with IPP Rider                                                                    $342.66   $1,044.24   $1,768.07   $3,679.66
with EBB Rider                                                                    $327.34   $  999.08   $1,694.21   $3,539.82
with IPP & EBB Riders                                                             $373.29   $1,134.96   $1,917.16   $3,965.70
MAINSTAY VP BOND-SERVICE CLASS
without any Riders                                                                $268.03   $  822.89   $1,403.78   $2,978.11
with IPP Rider                                                                    $314.11   $  959.95   $1,630.03   $3,417.29
with EBB Rider                                                                    $298.75   $  914.40   $1,555.09   $3,273.09
with IPP & EBB Riders                                                             $344.83   $1,051.47   $1,781.34   $3,712.28
MAINSTAY VP CAPITAL APPRECIATION-SERVICE CLASS
without any Riders                                                                $279.30   $  856.53   $1,459.51   $3,087.34
with IPP Rider                                                                    $325.33   $  993.13   $1,684.46   $3,521.25
with EBB Rider                                                                    $309.99   $  947.74   $1,609.95   $3,378.77
with IPP & EBB Riders                                                             $356.01   $1,084.34   $1,834.89   $3,812.69
MAINSTAY VP CASH MANAGEMENT
without any Riders                                                                $237.30   $  730.77   $1,250.50   $2,674.12
with IPP Rider                                                                    $283.52   $  869.11   $1,480.33   $3,127.96
with EBB Rider                                                                    $268.11   $  823.13   $1,404.20   $2,978.93
with IPP & EBB Riders                                                             $314.33   $  961.47   $1,634.00   $3,432.76
MAINSTAY VP COMMON STOCK-SERVICE CLASS
without any Riders                                                                $273.16   $  838.19   $1,429.15   $3,027.91
with IPP Rider                                                                    $319.21   $  975.04   $1,654.80   $3,464.69
with EBB Rider                                                                    $303.86   $  929.56   $1,580.04   $3,321.25
with IPP & EBB Riders                                                             $349.91   $1,066.42   $1,805.72   $3,758.06
MAINSTAY VP CONSERVATIVE ALLOCATION-SERVICE CLASS
without any Riders                                                                $282.37   $  865.68   $1,474.66   $3,116.90
with IPP Rider                                                                    $328.38   $1,002.15   $1,699.25   $3,549.39
with EBB Rider                                                                    $313.04   $  956.81   $1,624.87   $3,407.40
with IPP & EBB Riders                                                             $359.06   $1,093.28   $1,849.45   $3,839.88
MAINSTAY VP CONVERTIBLE-SERVICE CLASS
without any Riders                                                                $280.32   $  859.57   $1,464.56   $3,097.19
with IPP Rider                                                                    $326.34   $  996.12   $1,689.38   $3,530.63
with EBB Rider                                                                    $311.00   $  950.75   $1,614.90   $3,388.30
with IPP & EBB Riders                                                             $357.03   $1,087.31   $1,839.74   $3,821.75
MAINSTAY VP DEVELOPING GROWTH-SERVICE CLASS
without any Riders                                                                $306.95   $  938.75   $1,595.17   $3,350.36
with IPP Rider                                                                    $352.85   $1,074.21   $1,816.96   $3,771.59
with EBB Rider                                                                    $337.55   $1,029.19   $1,743.49   $3,633.27
with IPP & EBB Riders                                                             $383.46   $1,164.67   $1,965.30   $4,054.51
MAINSTAY VP FLOATING RATE-SERVICE CLASS
without any Riders                                                                $281.35   $  862.63   $1,469.60   $3,107.05
with IPP Rider                                                                    $327.37   $  999.15   $1,694.32   $3,540.02
with EBB Rider                                                                    $312.03   $  953.78   $1,619.89   $3,397.85
with IPP & EBB Riders                                                             $358.05   $1,090.30   $1,844.60   $3,830.82

                                                                                                EXPENSES IF YOU
                                                                                            ANNUITIZED YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP GOVERNMENT-SERVICE CLASS
without any Riders                                                                $1,006.63  $  829.01  $1,413.94  $2,998.06
with IPP Rider                                                                    $1,049.38  $  965.98  $1,639.94  $3,436.27
with EBB Rider                                                                    $1,035.13  $  920.47  $1,565.09  $3,292.39
with IPP & EBB Riders                                                             $1,077.89  $1,057.45  $1,791.09  $3,730.61
MAINSTAY VP GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,028.50  $  899.22  $1,530.05  $3,224.60
with IPP Rider                                                                    $1,071.15  $1,035.23  $1,753.35  $3,651.90
with EBB Rider                                                                    $1,056.93  $  990.03  $1,679.38  $3,511.59
with IPP & EBB Riders                                                             $1,099.59  $1,126.05  $1,902.70  $3,938.91
MAINSTAY VP HIGH YIELD CORPORATE BOND-SERVICE CLASS
without any Riders                                                                $1,011.39  $  844.30  $1,439.28  $3,047.76
with IPP Rider                                                                    $1,054.12  $  981.07  $1,664.69  $3,483.57
with EBB Rider                                                                    $1,039.88  $  935.62  $1,590.03  $3,340.48
with IPP & EBB Riders                                                             $1,082.61  $1,072.40  $1,815.45  $3,776.31
MAINSTAY VP ICAP SELECT EQUITY-SERVICE CLASS
without any Riders                                                                $1,033.25  $  914.43  $1,555.13  $3,273.16
with IPP Rider                                                                    $1,075.88  $1,050.23  $1,777.85  $3,698.12
with EBB Rider                                                                    $1,061.67  $1,005.11  $1,704.09  $3,558.58
with IPP & EBB Riders                                                             $1,104.30  $1,140.92  $1,926.81  $3,983.54
MAINSTAY VP INTERNATIONAL EQUITY-SERVICE CLASS
without any Riders                                                                $1,045.61  $  953.92  $1,620.12  $3,398.30
with IPP Rider                                                                    $1,088.18  $1,089.18  $1,841.33  $3,817.21
with EBB Rider                                                                    $1,073.99  $1,044.23  $1,768.06  $3,679.66
with IPP & EBB Riders                                                             $1,116.57  $1,179.50  $1,989.28  $4,098.57
MAINSTAY VP LARGE CAP GROWTH-SERVICE CLASS
without any Riders                                                                $1,029.44  $  902.25  $1,535.06  $3,234.34
with IPP Rider                                                                    $1,072.09  $1,038.22  $1,758.24  $3,661.14
with EBB Rider                                                                    $1,057.88  $  993.05  $1,684.33  $3,521.01
with IPP & EBB Riders                                                             $1,100.53  $1,129.01  $1,907.51  $3,947.84
MAINSTAY VP MID CAP CORE-SERVICE CLASS
without any Riders                                                                $1,039.90  $  935.70  $1,590.16  $3,340.74
with IPP Rider                                                                    $1,082.51  $1,071.22  $1,812.08  $3,762.44
with EBB Rider                                                                    $1,068.31  $1,026.20  $1,738.58  $3,623.98
with IPP & EBB Riders                                                             $1,110.91  $1,161.70  $1,960.49  $4,045.66
MAINSTAY VP MID CAP GROWTH-SERVICE CLASS
without any Riders                                                                $1,029.44  $  902.25  $1,535.06  $3,234.34
with IPP Rider                                                                    $1,072.09  $1,038.22  $1,758.24  $3,661.14
with EBB Rider                                                                    $1,057.88  $  993.05  $1,684.33  $3,521.01
with IPP & EBB Riders                                                             $1,100.53  $1,129.01  $1,907.51  $3,947.84
MAINSTAY VP MID CAP VALUE-SERVICE CLASS
without any Riders                                                                $1,025.64  $  890.06  $1,514.95  $3,195.33
with IPP Rider                                                                    $1,068.31  $1,026.20  $1,738.61  $3,624.04
with EBB Rider                                                                    $1,054.09  $  980.98  $1,664.54  $3,483.30
with IPP & EBB Riders                                                             $1,096.75  $1,117.12  $1,888.20  $3,912.00
                                                                                                EXPENSES IF YOU
                                                                                            SURRENDERED YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP GOVERNMENT-SERVICE CLASS
without any Riders                                                                $1,006.63  $1,599.82  $2,119.77  $2,998.06
with IPP Rider                                                                    $1,049.38  $1,726.43  $2,330.02  $3,436.27
with EBB Rider                                                                    $1,035.13  $1,684.36  $2,260.39  $3,292.39
with IPP & EBB Riders                                                             $1,077.89  $1,810.97  $2,470.64  $3,730.61
MAINSTAY VP GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,028.50  $1,664.72  $2,227.79  $3,224.60
with IPP Rider                                                                    $1,071.15  $1,790.43  $2,435.52  $3,651.90
with EBB Rider                                                                    $1,056.93  $1,748.66  $2,366.72  $3,511.59
with IPP & EBB Riders                                                             $1,099.59  $1,874.39  $2,574.47  $3,938.91
MAINSTAY VP HIGH YIELD CORPORATE BOND-SERVICE CLASS
without any Riders                                                                $1,011.39  $1,613.96  $2,143.34  $3,047.76
with IPP Rider                                                                    $1,054.12  $1,740.37  $2,353.05  $3,483.57
with EBB Rider                                                                    $1,039.88  $1,698.37  $2,283.59  $3,340.48
with IPP & EBB Riders                                                             $1,082.61  $1,824.79  $2,493.31  $3,776.31
MAINSTAY VP ICAP SELECT EQUITY-SERVICE CLASS
without any Riders                                                                $1,033.25  $1,678.77  $2,251.12  $3,273.16
with IPP Rider                                                                    $1,075.88  $1,804.30  $2,458.31  $3,698.12
with EBB Rider                                                                    $1,061.67  $1,762.60  $2,389.70  $3,558.58
with IPP & EBB Riders                                                             $1,104.30  $1,888.12  $2,596.89  $3,983.54
MAINSTAY VP INTERNATIONAL EQUITY-SERVICE CLASS
without any Riders                                                                $1,045.61  $1,715.28  $2,311.58  $3,398.30
with IPP Rider                                                                    $1,088.18  $1,840.30  $2,517.36  $3,817.21
with EBB Rider                                                                    $1,073.99  $1,798.76  $2,449.21  $3,679.66
with IPP & EBB Riders                                                             $1,116.57  $1,923.79  $2,654.99  $4,098.57
MAINSTAY VP LARGE CAP GROWTH-SERVICE CLASS
without any Riders                                                                $1,029.44  $1,667.52  $2,232.46  $3,234.34
with IPP Rider                                                                    $1,072.09  $1,793.20  $2,440.08  $3,661.14
with EBB Rider                                                                    $1,057.88  $1,751.44  $2,371.32  $3,521.01
with IPP & EBB Riders                                                             $1,100.53  $1,877.12  $2,578.94  $3,947.84
MAINSTAY VP MID CAP CORE-SERVICE CLASS
without any Riders                                                                $1,039.90  $1,698.44  $2,283.71  $3,340.74
with IPP Rider                                                                    $1,082.51  $1,823.70  $2,490.16  $3,762.44
with EBB Rider                                                                    $1,068.31  $1,782.08  $2,421.78  $3,623.98
with IPP & EBB Riders                                                             $1,110.91  $1,907.33  $2,628.22  $4,045.66
MAINSTAY VP MID CAP GROWTH-SERVICE CLASS
without any Riders                                                                $1,029.44  $1,667.52  $2,232.46  $3,234.34
with IPP Rider                                                                    $1,072.09  $1,793.20  $2,440.08  $3,661.14
with EBB Rider                                                                    $1,057.88  $1,751.44  $2,371.32  $3,521.01
with IPP & EBB Riders                                                             $1,100.53  $1,877.12  $2,578.94  $3,947.84
MAINSTAY VP MID CAP VALUE-SERVICE CLASS
without any Riders                                                                $1,025.64  $1,656.26  $2,213.75  $3,195.33
with IPP Rider                                                                    $1,068.31  $1,782.09  $2,421.81  $3,624.04
with EBB Rider                                                                    $1,054.09  $1,740.29  $2,352.91  $3,483.30
with IPP & EBB Riders                                                             $1,096.75  $1,866.13  $2,560.98  $3,912.00
                                                                                           EXPENSES IF YOU DO NOT
                                                                                            SURRENDER YOUR POLICY
                                                                                  ----------------------------------------
INVESTMENT DIVISION                                                                 1 YR      3 YR       5 YR      10 YR
-------------------                                                               -------  ---------  ---------  ---------
MAINSTAY VP GOVERNMENT-SERVICE CLASS
without any Riders                                                                $270.08  $  829.01  $1,413.94  $2,998.06
with IPP Rider                                                                    $316.15  $  965.98  $1,639.94  $3,436.27
with EBB Rider                                                                    $300.79  $  920.47  $1,565.09  $3,292.39
with IPP & EBB Riders                                                             $346.86  $1,057.45  $1,791.09  $3,730.61
MAINSTAY VP GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $293.64  $  899.22  $1,530.05  $3,224.60
with IPP Rider                                                                    $339.60  $1,035.23  $1,753.35  $3,651.90
with EBB Rider                                                                    $324.28  $  990.03  $1,679.38  $3,511.59
with IPP & EBB Riders                                                             $370.25  $1,126.05  $1,902.70  $3,938.91
MAINSTAY VP HIGH YIELD CORPORATE BOND-SERVICE CLASS
without any Riders                                                                $275.20  $  844.30  $1,439.28  $3,047.76
with IPP Rider                                                                    $321.25  $  981.07  $1,664.69  $3,483.57
with EBB Rider                                                                    $305.90  $  935.62  $1,590.03  $3,340.48
with IPP & EBB Riders                                                             $351.95  $1,072.40  $1,815.45  $3,776.31
MAINSTAY VP ICAP SELECT EQUITY-SERVICE CLASS
without any Riders                                                                $298.76  $  914.43  $1,555.13  $3,273.16
with IPP Rider                                                                    $344.70  $1,050.23  $1,777.85  $3,698.12
with EBB Rider                                                                    $329.38  $1,005.11  $1,704.09  $3,558.58
with IPP & EBB Riders                                                             $375.32  $1,140.92  $1,926.81  $3,983.54
MAINSTAY VP INTERNATIONAL EQUITY-SERVICE CLASS
without any Riders                                                                $312.08  $  953.92  $1,620.12  $3,398.30
with IPP Rider                                                                    $357.96  $1,089.18  $1,841.33  $3,817.21
with EBB Rider                                                                    $342.66  $1,044.23  $1,768.06  $3,679.66
with IPP & EBB Riders                                                             $388.54  $1,179.50  $1,989.28  $4,098.57
MAINSTAY VP LARGE CAP GROWTH-SERVICE CLASS
without any Riders                                                                $294.66  $  902.25  $1,535.06  $3,234.34
with IPP Rider                                                                    $340.62  $1,038.22  $1,758.24  $3,661.14
with EBB Rider                                                                    $325.30  $  993.05  $1,684.33  $3,521.01
with IPP & EBB Riders                                                             $371.26  $1,129.01  $1,907.51  $3,947.84
MAINSTAY VP MID CAP CORE-SERVICE CLASS
without any Riders                                                                $305.93  $  935.70  $1,590.16  $3,340.74
with IPP Rider                                                                    $351.84  $1,071.22  $1,812.08  $3,762.44
with EBB Rider                                                                    $336.54  $1,026.20  $1,738.58  $3,623.98
with IPP & EBB Riders                                                             $382.44  $1,161.70  $1,960.49  $4,045.66
MAINSTAY VP MID CAP GROWTH-SERVICE CLASS
without any Riders                                                                $294.66  $  902.25  $1,535.06  $3,234.34
with IPP Rider                                                                    $340.62  $1,038.22  $1,758.24  $3,661.14
with EBB Rider                                                                    $325.30  $  993.05  $1,684.33  $3,521.01
with IPP & EBB Riders                                                             $371.26  $1,129.01  $1,907.51  $3,947.84
MAINSTAY VP MID CAP VALUE-SERVICE CLASS
without any Riders                                                                $290.56  $  890.06  $1,514.95  $3,195.33
with IPP Rider                                                                    $336.54  $1,026.20  $1,738.61  $3,624.04
with EBB Rider                                                                    $321.21  $  980.98  $1,664.54  $3,483.30
with IPP & EBB Riders                                                             $367.19  $1,117.12  $1,888.20  $3,912.00

                                                                                                EXPENSES IF YOU
                                                                                            ANNUITIZED YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP MODERATE ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,018.99  $  868.74  $1,479.70  $3,126.75
with IPP Rider                                                                    $1,061.69  $1,005.17  $1,704.18  $3,558.77
with EBB Rider                                                                    $1,047.46  $  959.82  $1,629.82  $3,416.90
with IPP & EBB Riders                                                             $1,090.15  $1,096.26  $1,854.31  $3,848.92
MAINSTAY VP MODERATE GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,022.80  $  880.93  $1,499.86  $3,166.00
with IPP Rider                                                                    $1,065.47  $1,017.19  $1,723.86  $3,596.12
with EBB Rider                                                                    $1,051.25  $  971.91  $1,649.67  $3,454.89
with IPP & EBB Riders                                                             $1,093.93  $1,108.19  $1,873.69  $3,885.03
MAINSTAY VP S&P 500 INDEX-SERVICE CLASS
without any Riders                                                                $  984.78  $  758.48  $1,296.71  $2,766.30
with IPP Rider                                                                    $1,027.63  $  896.43  $1,525.44  $3,215.67
with EBB Rider                                                                    $1,013.34  $  850.58  $1,449.67  $3,068.11
with IPP & EBB Riders                                                             $1,056.19  $  988.53  $1,678.41  $3,517.50
MAINSTAY VP SMALL CAP GROWTH-SERVICE CLASS
without any Riders                                                                $1,044.65  $  950.88  $1,615.13  $3,388.73
with IPP Rider                                                                    $1,087.23  $1,086.19  $1,836.46  $3,808.10
with EBB Rider                                                                    $1,073.04  $1,041.23  $1,763.15  $3,670.40
with IPP & EBB Riders                                                             $1,115.62  $1,176.53  $1,984.49  $4,089.78
MAINSTAY VP TOTAL RETURN-SERVICE CLASS
without any Riders                                                                $1,013.29  $  850.41  $1,449.39  $3,067.55
with IPP Rider                                                                    $1,056.01  $  987.10  $1,674.58  $3,502.43
with EBB Rider                                                                    $1,041.77  $  941.68  $1,599.99  $3,359.64
with IPP & EBB Riders                                                             $1,084.49  $1,078.37  $1,825.17  $3,794.50
MAINSTAY VP VALUE-SERVICE CLASS(1)
without any Riders                                                                $1,011.39  $  844.30  $1,439.28  $3,047.76
with IPP Rider                                                                    $1,054.12  $  981.07  $1,664.69  $3,483.57
with EBB Rider                                                                    $1,039.88  $  935.62  $1,590.03  $3,340.48
with IPP & EBB Riders                                                             $1,082.61  $1,072.40  $1,815.45  $3,776.31
ALGER AMERICAN SMALLCAP GROWTH-CLASS S SHARES(2)
without any Riders                                                                $1,044.65  $  950.88  $1,615.13  $3,388.73
with IPP Rider                                                                    $1,087.23  $1,086.19  $1,836.46  $3,808.10
with EBB Rider                                                                    $1,073.04  $1,041.23  $1,763.15  $3,670.40
with IPP & EBB Riders                                                             $1,115.62  $1,176.53  $1,984.49  $4,089.78
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders                                                                $1,015.19  $  856.53  $1,459.51  $3,087.34
with IPP Rider                                                                    $1,057.91  $  993.13  $1,684.46  $3,521.25
with EBB Rider                                                                    $1,043.67  $  947.74  $1,609.95  $3,378.77
with IPP & EBB Riders                                                             $1,086.38  $1,084.34  $1,834.89  $3,812.69

----------
(1) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

(2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                                                                EXPENSES IF YOU
                                                                                            ANNUITIZED YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES-CLASS B
without any Riders                                                                $1,038.00  $  929.63  $1,580.17  $3,321.49
with IPP Rider                                                                    $1,080.61  $1,065.23  $1,802.31  $3,744.10
with EBB Rider                                                                    $1,066.41  $1,020.17  $1,728.74  $3,605.36
with IPP & EBB Riders                                                             $1,109.02  $1,155.77  $1,950.88  $4,027.96
DREYFUS IP TECHNOLOGY GROWTH-SERVICE SHARES
without any Riders                                                                $1,034.20  $  917.47  $1,560.14  $3,282.84
with IPP Rider                                                                    $1,076.83  $1,053.24  $1,782.75  $3,707.33
with EBB Rider                                                                    $1,062.62  $1,008.13  $1,709.02  $3,567.95
with IPP & EBB Riders                                                             $1,105.25  $1,143.89  $1,931.63  $3,992.44
FIDELITY(R) VIP CONTRAFUND(R)-SERVICE CLASS 2
without any Riders                                                                $1,015.19  $  856.53  $1,459.51  $3,087.34
with IPP Rider                                                                    $1,057.91  $  993.13  $1,684.46  $3,521.25
with EBB Rider                                                                    $1,043.67  $  947.74  $1,609.95  $3,378.77
with IPP & EBB Riders                                                             $1,086.38  $1,084.34  $1,834.89  $3,812.69
FIDELITY(R) VIP EQUITY INCOME-SERVICE CLASS 2
without any Riders                                                                $1,005.69  $  825.95  $1,408.87  $2,988.09
with IPP Rider                                                                    $1,048.44  $  962.98  $1,635.00  $3,426.80
with EBB Rider                                                                    $1,034.19  $  917.45  $1,560.10  $3,282.75
with IPP & EBB Riders                                                             $1,076.95  $1,054.46  $1,786.21  $3,721.44
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders                                                                $1,016.14  $  859.57  $1,464.56  $3,097.19
with IPP Rider                                                                    $1,058.85  $  996.12  $1,689.38  $3,530.63
with EBB Rider                                                                    $1,044.61  $  950.75  $1,614.90  $3,388.30
with IPP & EBB Riders                                                             $1,087.32  $1,087.31  $1,839.74  $3,821.75
JANUS ASPEN SERIES BALANCED-SERVICE SHARES
without any Riders                                                                $1,007.59  $  832.06  $1,419.00  $3,008.01
with IPP Rider                                                                    $1,050.34  $  969.01  $1,644.90  $3,445.76
with EBB Rider                                                                    $1,036.09  $  923.51  $1,570.09  $3,302.03
with IPP & EBB Riders                                                             $1,078.83  $1,060.44  $1,795.97  $3,739.77
JANUS ASPEN SERIES WORLDWIDE GROWTH-SERVICE SHARES
without any Riders                                                                $1,017.09  $  862.63  $1,469.60  $3,107.05
with IPP Rider                                                                    $1,059.80  $  999.15  $1,694.32  $3,540.02
with EBB Rider                                                                    $1,045.56  $  953.78  $1,619.89  $3,397.85
with IPP & EBB Riders                                                             $1,088.27  $1,090.30  $1,844.60  $3,830.82
MFS(R) INVESTORS TRUST SERIES-SERVICE CLASS
without any Riders                                                                $1,034.20  $  917.47  $1,560.14  $3,282.84
with IPP Rider                                                                    $1,076.83  $1,053.24  $1,782.75  $3,707.33
with EBB Rider                                                                    $1,062.62  $1,008.13  $1,709.02  $3,567.95
with IPP & EBB Riders                                                             $1,105.25  $1,143.89  $1,931.63  $3,992.44
MFS(R) RESEARCH SERIES-SERVICE CLASS
without any Riders                                                                $1,037.05  $  926.59  $1,575.17  $3,311.85
with IPP Rider                                                                    $1,079.66  $1,062.23  $1,797.43  $3,734.94
with EBB Rider                                                                    $1,065.46  $1,017.16  $1,723.81  $3,596.01
with IPP & EBB Riders                                                             $1,108.07  $1,152.80  $1,946.07  $4,019.09


                                                                                                EXPENSES IF YOU
                                                                                            SURRENDERED YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MAINSTAY VP MODERATE ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,018.99  $1,636.54  $2,180.95  $3,126.75
with IPP Rider                                                                    $1,061.69  $1,762.65  $2,389.78  $3,558.77
with EBB Rider                                                                    $1,047.46  $1,720.74  $2,320.61  $3,416.90
with IPP & EBB Riders                                                             $1,090.15  $1,846.85  $2,529.45  $3,848.92
MAINSTAY VP MODERATE GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                                                $1,022.80  $1,647.81  $2,199.71  $3,166.00
with IPP Rider                                                                    $1,065.47  $1,773.76  $2,408.09  $3,596.12
with EBB Rider                                                                    $1,051.25  $1,731.91  $2,339.07  $3,454.89
with IPP & EBB Riders                                                             $1,093.93  $1,857.87  $2,547.48  $3,885.03
MAINSTAY VP S&P 500 INDEX-SERVICE CLASS
without any Riders                                                                $

                                       25

                                                                                                EXPENSES IF YOU
                                                                                            ANNUITIZED YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MFS(R) UTILITIES SERIES-SERVICE CLASS
without any Riders                                                                $1,034.20  $  917.47  $1,560.14  $3,282.84
with IPP Rider                                                                    $1,076.83  $1,053.24  $1,782.75  $3,707.33
with EBB Rider                                                                    $1,062.62  $1,008.13  $1,709.02  $3,567.95
with IPP & EBB Riders                                                             $1,105.25  $1,143.89  $1,931.63  $3,992.44
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO-CLASS S
without any Riders                                                                $1,038.00  $  929.63  $1,580.17  $3,321.49
with IPP Rider                                                                    $1,080.61  $1,065.23  $1,802.31  $3,744.10
with EBB Rider                                                                    $1,066.41  $1,020.17  $1,728.74  $3,605.36
with IPP & EBB Riders                                                             $1,109.02  $1,155.77  $1,950.88  $4,027.96
ROYCE MICRO-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $1,054.16  $  981.20  $1,664.91  $3,483.99
with IPP Rider                                                                    $1,096.70  $1,116.09  $1,885.08  $3,898.76
with EBB Rider                                                                    $1,082.52  $1,071.26  $1,812.15  $3,762.57
with IPP & EBB Riders                                                             $1,125.05  $1,206.15  $2,032.32  $4,177.34
ROYCE SMALL-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $1,032.30  $  911.39  $1,550.13  $3,263.47
with IPP Rider                                                                    $1,074.94  $1,047.23  $1,772.95  $3,688.88
with EBB Rider                                                                    $1,060.72  $1,002.09  $1,699.15  $3,549.21
with IPP & EBB Riders                                                             $1,103.36  $1,137.94  $1,922.00  $3,974.63
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders                                                                $1,034.20  $  917.47  $1,560.14  $3,282.84
with IPP Rider                                                                    $1,076.83  $1,053.24  $1,782.75  $3,707.33
with EBB Rider                                                                    $1,062.62  $1,008.13  $1,709.02  $3,567.95
with IPP & EBB Riders                                                             $1,105.25  $1,143.89  $1,931.63  $3,992.44
VAN ECK WORLDWIDE HARD ASSETS
without any Riders                                                                $1,025.64  $  890.06  $1,514.95  $3,195.33
with IPP Rider                                                                    $1,068.31  $1,026.20  $1,738.61  $3,624.04
with EBB Rider                                                                    $1,054.09  $  980.98  $1,664.54  $3,483.30
with IPP & EBB Riders                                                             $1,096.75  $1,117.12  $1,888.20  $3,912.00
VAN KAMPEN UIF EMERGING MARKETS EQUITY-CLASS II
without any Riders                                                                $1,113.09  $1,167.73  $1,968.82  $4,053.67
with IPP Rider                                                                    $1,155.36  $1,300.05  $2,181.91  $4,440.88
with EBB Rider                                                                    $1,141.27  $1,256.08  $2,111.32  $4,313.73
with IPP & EBB Riders                                                             $1,183.54  $1,388.40  $2,324.43  $4,700.95
VICTORY VIF DIVERSIFIED STOCK-CLASS A SHARES
without any Riders                                                                $1,047.51  $  959.98  $1,630.08  $3,417.41
with IPP Rider                                                                    $1,090.08  $1,095.18  $1,851.08  $3,835.41
with EBB Rider                                                                    $1,075.89  $1,050.25  $1,777.88  $3,698.15
with IPP & EBB Riders                                                             $1,118.46  $1,185.43  $1,998.86  $4,116.14
                                                                                                EXPENSES IF YOU
                                                                                            SURRENDERED YOUR POLICY
                                                                                  ------------------------------------------
INVESTMENT DIVISION                                                                  1 YR       3 YR       5 YR      10 YR
-------------------                                                               ---------  ---------  ---------  ---------
MFS(R) UTILITIES SERIES-SERVICE CLASS
without any Riders                                                                $1,034.20  $1,681.59  $2,255.79  $3,282.84
with IPP Rider                                                                    $1,076.83  $1,807.08  $2,462.88  $3,707.33
with EBB Rider                                                                    $1,062.62  $1,765.38  $2,394.29  $3,567.95
with IPP & EBB Riders                                                             $1,105.25  $1,890.87  $2,601.37  $3,992.44
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO-CLASS S
without any Riders                                                                $1,038.00  $1,692.83  $2,274.42  $3,321.49
with IPP Rider                                                                    $1,080.61  $1,818.16  $2,481.07  $3,744.10
with EBB Rider                                                                    $1,066.41  $1,776.52  $2,412.63  $3,605.36
with IPP & EBB Riders                                                             $1,109.02  $1,901.85  $2,619.28  $4,027.96
ROYCE MICRO-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $1,054.16  $1,740.50  $2,353.25  $3,483.99
with IPP Rider                                                                    $1,096.70  $1,865.17  $2,558.06  $3,898.76
with EBB Rider                                                                    $1,082.52  $1,823.74  $2,490.22  $3,762.57
with IPP & EBB Riders                                                             $1,125.05  $1,948.41  $2,695.03  $4,177.34
ROYCE SMALL-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $1,032.30  $1,675.97  $2,246.47  $3,263.47
with IPP Rider                                                                    $1,074.94  $1,801.53  $2,453.76  $3,688.88
with EBB Rider                                                                    $1,060.72  $1,759.81  $2,385.10  $3,549.21
with IPP & EBB Riders                                                             $1,103.36  $1,885.37  $2,592.41  $3,974.63
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders                                                                $1,034.20  $1,681.59  $2,255.79  $3,282.84
with IPP Rider                                                                    $1,076.83  $1,807.08  $2,462.88  $3,707.33
with EBB Rider                                                                    $1,062.62  $1,765.38  $2,394.29  $3,567.95
with IPP & EBB Riders                                                             $1,105.25  $1,890.87  $2,601.37  $3,992.44
VAN ECK WORLDWIDE HARD ASSETS
without any Riders                                                                $1,025.64  $1,656.26  $2,213.75  $3,195.33
with IPP Rider                                                                    $1,068.31  $1,782.09  $2,421.81  $3,624.04
with EBB Rider                                                                    $1,054.09  $1,740.29  $2,352.91  $3,483.30
with IPP & EBB Riders                                                             $1,096.75  $1,866.13  $2,560.98  $3,912.00
VAN KAMPEN UIF EMERGING MARKETS EQUITY-CLASS II
without any Riders                                                                $1,113.09  $1,912.90  $2,635.95  $4,053.67
with IPP Rider                                                                    $1,155.36  $2,035.20  $2,834.16  $4,440.88
with EBB Rider                                                                    $1,141.27  $1,994.56  $2,768.50  $4,313.73
with IPP & EBB Riders                                                             $1,183.54  $2,116.86  $2,966.72  $4,700.95
VICTORY VIF DIVERSIFIED STOCK-CLASS A SHARES
without any Riders                                                                $1,047.51  $1,720.89  $2,320.85  $3,417.41
with IPP Rider                                                                    $1,090.08  $1,845.84  $2,526.43  $3,835.41
with EBB Rider                                                                    $1,075.89  $1,804.32  $2,458.34  $3,698.15
with IPP & EBB Riders                                                             $1,118.46  $1,929.26  $2,663.91  $4,116.14
                                                                                           EXPENSES IF YOU DO NOT
                                                                                            SURRENDER YOUR POLICY
                                                                                  ----------------------------------------
INVESTMENT DIVISION                                                                 1 YR      3 YR       5 YR      10 YR
-------------------                                                               -------  ---------  ---------  ---------
MFS(R) UTILITIES SERIES-SERVICE CLASS
without any Riders                                                                $299.79  $  917.47  $1,560.14  $3,282.84
with IPP Rider                                                                    $345.72  $1,053.24  $1,782.75  $3,707.33
with EBB Rider                                                                    $330.41  $1,008.13  $1,709.02  $3,567.95
with IPP & EBB Riders                                                             $376.34  $1,143.89  $1,931.63  $3,992.44
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO-CLASS S
without any Riders                                                                $303.88  $  929.63  $1,580.17  $3,321.49
with IPP Rider                                                                    $349.80  $1,065.23  $1,802.31  $3,744.10
with EBB Rider                                                                    $334.49  $1,020.17  $1,728.74  $3,605.36
with IPP & EBB Riders                                                             $380.41  $1,155.77  $1,950.88  $4,027.96
ROYCE MICRO-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $321.29  $  981.20  $1,664.91  $3,483.99
with IPP Rider                                                                    $367.13  $1,116.09  $1,885.08  $3,898.76
with EBB Rider                                                                    $351.85  $1,071.26  $1,812.15  $3,762.57
with IPP & EBB Riders                                                             $397.69  $1,206.15  $2,032.32  $4,177.34
ROYCE SMALL-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                                                $297.74  $  911.39  $1,550.13  $3,263.47
with IPP Rider                                                                    $343.68  $1,047.23  $1,772.95  $3,688.88
with EBB Rider                                                                    $328.37  $1,002.09  $1,699.15  $3,549.21
with IPP & EBB Riders                                                             $374.31  $1,137.94  $1,922.00  $3,974.63
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders                                                                $299.79  $  917.47  $1,560.14  $3,282.84
with IPP Rider                                                                    $345.72  $1,053.24  $1,782.75  $3,707.33
with EBB Rider                                                                    $330.41  $1,008.13  $1,709.02  $3,567.95
with IPP & EBB Riders                                                             $376.34  $1,143.89  $1,931.63  $3,992.44
VAN ECK WORLDWIDE HARD ASSETS
without any Riders                                                                $290.56  $  890.06  $1,514.95  $3,195.33
with IPP Rider                                                                    $336.54  $1,026.20  $1,738.61  $3,624.04
with EBB Rider                                                                    $321.21  $  980.98  $1,664.54  $3,483.30
with IPP & EBB Riders                                                             $367.19  $1,117.12  $1,888.20  $3,912.00
VAN KAMPEN UIF EMERGING MARKETS EQUITY-CLASS II
without any Riders                                                                $384.79  $1,167.73  $1,968.82  $4,053.67
with IPP Rider                                                                    $430.34  $1,300.05  $2,181.91  $4,440.88
with EBB Rider                                                                    $415.16  $1,256.08  $2,111.32  $4,313.73
with IPP & EBB Riders                                                             $460.71  $1,388.40  $2,324.43  $4,700.95
VICTORY VIF DIVERSIFIED STOCK-CLASS A SHARES
without any Riders                                                                $314.13  $  959.98  $1,630.08  $3,417.41
with IPP Rider                                                                    $360.00  $1,095.18  $1,851.08  $3,835.41
with EBB Rider                                                                    $344.71  $1,050.25  $1,777.88  $3,698.15
with IPP & EBB Riders                                                             $390.58  $1,185.43  $1,998.86  $4,116.14

   QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND
                NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY(1)

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT ARE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY?

     New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity are Flexible Premium Deferred Variable Annuity policies issued by NYLIAC. We will apply a Credit to premiums paid in a percentage amount according to the Credit Rate schedule then in effect. The Credit Rate schedule may be changed. (See "CREDIT.") You may allocate premium payments to the Investment Divisions of the Separate Account, 42 of which are available to all policyowners, as well as the DCA Advantage Plan Account and/or the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected, the daily deduction of the Separate Account charges, and the interest credited on amounts in the Fixed Account and the DCA Advantage Plan Account.

2. WHAT IS THE CREDIT?

     The Credit is a percentage of each premium payment that is added to your Accumulation Value at the time of each premium payment. Credits are applied to the same Allocation Alternatives and/or the DCA Advantage Plan Account in the same percentages as your premium payments. The Credit Rate applicable to a premium payment varies, depending on the total amount of premiums received under the policy. We will deduct the amount of the Credit from the amount returned to you if you cancel your policy within the Free Look period. (See "YOUR RIGHT TO CANCEL" ("FREE LOOK").) We will also deduct from the death benefit proceeds any Credit applied within the 12 months preceding the death of the owner or Annuitant. (See "CREDIT.")

3. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

          (i) SEPARATE ACCOUNT

               The Separate Account currently consists of 73 Investment Divisions, 42 of which are available to all policyowners. The available Investment Divisions are listed on the first page of this Prospectus. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

          (ii) FIXED ACCOUNT

               Each premium payment, or the portion of any premium payment you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate. (See "THE FIXED ACCOUNT.")

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of a 6-month DCA Advantage Plan Account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Account at rates We have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Account into the Investment Divisions and/or the Fixed Account. (See "THE DCA ADVANTAGE PLAN.")

4. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make unlimited transfers each Policy Year subject to the Limits on Transfers. We reserve the right to charge up to $30 for each transfer after the first 12 in a given Policy Year. (See "TRANSFERS.")

     You can make transfers from the Fixed Account and the DCA Advantage Plan Account, although certain restrictions may apply. (See "THE FIXED ACCOUNT" and "THE DCA ADVANTAGE PLAN ACCOUNT.") In addition, you can request transfers through the Traditional Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options as described herein.


----------
(1) For single premium policies, the answers are modified as indicated in Appendix 1 of this Prospectus.

5. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date we start making Income Payments to you, We will deduct a policy service charge of $30 on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $100,000. In addition, we deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administrative expenses. This charge is 1.60% (annualized) and 1.75% (annualized) of the daily average Variable Accumulation Value for New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, respectively. (See "SEPARATE ACCOUNT CHARGE.")

     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the partial withdrawal or full surrender during the first eight Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first four Payment Years as follows:

                                                                  SURRENDER(1)

                          PAYMENT YEAR                                  CHARGE
                          ------------                            ------------

1...............................................................          8%
2...............................................................          8%
3...............................................................          8%
4...............................................................          8%
5...............................................................          7%
6...............................................................          6%
7...............................................................          5%
8...............................................................          4%
9+..............................................................          0%



     For purposes of calculating the surrender charge, We treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).

     Surrender charges will not be assessed under certain circumstances. For example, in any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value as of the last Policy Anniversary;
(b) 10% of the Accumulation Value at the time of withdrawal or (c) the Accumulation Value of the policy less the accumulated premium payments, all less any prior surrender charge free withdrawals during the Policy Year. (See "SURRENDER CHARGES" and "EXCEPTIONS TO SURRENDER CHARGES.")

     If you selected the Investment Protection Plan Rider (IPP) (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the Rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES--INVESTMENT PROTECTION PLAN RIDER CHARGE.") The maximum annual charge for this feature is 1% of the amount that is guarantee. The current charge for this rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--RIDER RISK CHARGE ADJUSTMENT (optional).") The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult your registered representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan Rider. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.

     If you select the Enhanced Beneficiary Benefit (EBB) Rider (in jurisdictions where available), We will deduct a charge quarterly for each policy quarter that the Rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. You should consult your registered representative to determine the percentage We are currently charging before you elect this Rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per

----------
(1) For single premium policies, this chart is modified as indicated in Appendix 1 of this Prospectus.

quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

6. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?(1)

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional payment is $2,000 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan or such lower amount as We may permit at any time, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. You have a choice of sending premium payments directly to NYLIAC, as indicated in the response to Question 16, or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum amount of premium payments We accept is up to $1,000,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

     NYLIAC is offering an individual single premium version of the policies ("policies") in Alabama, Connecticut, Maryland, Massachusetts, New Jersey, New York, Oregon, South Carolina, and Washington. Please check with your registered representative for current availability. In these states, unless We permit otherwise, the minimum premium payment is $5,000 for both Non-Qualified and Qualified Policies, and $10,000 for policies issued to fund a Pension Plan. We will accept up to $1,000,000 in premium payment, without prior approval. For Qualified Policies, you may not make a premium payment in excess of the amount permitted by law for the plan.

7. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and/or the DCA Advantage Plan Account you have selected within two Business Days after receipt, subject to our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received. (See "THE POLICIES--Policy Application and Premium Payments.") We will apply the Credit on your premium payment to the Allocation Alternatives and the DCA Advantage Plan Account at the same time that we allocate your premium payment.

     You may allocate the initial premium payment to, and thereafter, may maintain the Accumulation Value in the Investment Divisions, the DCA Advantage Plan Account and the Fixed Account. (See "AUTOMATIC ASSET REALLOCATION.") Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative and the DCA Advantage Plan Account at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $100, or such lower amount as We may permit. The minimum amount which you may place in the DCA Advantage Plan Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and/or the DCA Advantage Plan Account and the number of Allocation Alternatives and the DCA Advantage Plan Account inclusively to which you may allocate your Accumulation Value.

8. MAY NYLIAC TERMINATE MY POLICY?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to applicable state laws. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.(1)

9. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")


----------
(1) For single premium policies, this is modified as indicated in Appendix 1 of this Prospectus.

10. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable Income Payment option. We will make payments over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Under the Life Income Payment Option, Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--INCOME PAYMENTS.") We may offer other options, at our discretion, where permitted by state law.

11. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:

          (a) the Accumulation Value, less any outstanding loan balance, less Credit amounts applied within the 12 months immediately preceding death (in jurisdictions where permitted);

          (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals, and surrender charges on those partial withdrawals less any rider charges deducted since the Policy Date; or

          (c) the "reset value" plus any additional premium payments and Credits made since the most recent "Reset Anniversary," unless the Credits occur within the immediately preceding 12 months of death (in jurisdictions where permitted), less any outstanding loan balance, proportional withdrawals made since the most recent "Reset Anniversary" and any surrender charges applicable to such proportional withdrawals, and any rider charges since the last Reset Anniversary. We recalculate the reset value with respect to any policy, every year from the Policy Date until you or the Annuitant reaches age 80.

     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 12. (Also see "DEATH BEFORE ANNUITY COMMENCEMENT" and "FEDERAL TAX MATTERS.")

12. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?

     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, and SEP policies only; Inherited IRA and TSA policies are excluded). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death. If you elect the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies. (See "ENHANCED BENEFICIARY BENEFIT RIDER" and "ENHANCED SPOUSAL CONTINUANCE RIDER").

13. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?

     You may cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYL Annuity Service Center receives the policy along with a written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYL Annuity Service Center receives the policy along with a written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. We will set forth this provision in your policy.

14. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

15. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code section 403(b) Tax-Sheltered Annuity ("TSA") plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "LOANS.")

16. HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?

REGULAR MAIL                  NYL Annuity Service Center
                              2400 Reliable Parkway
                              Chicago, IL 60686


EXPRESS MAIL                  National City Corporation
                              NYL Annuity Service Center/Lockbox #2400
                              5635 S. Archer Avenue
                              Chicago, IL 60638


CUSTOMER SERVICE              (800) 762-6212
AND UNIT VALUES



     You may send service requests to Us at the NYL Annuity Service Center addresses listed above. In addition, you can contact Us through the Web and through the automated telephone service in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transactions. Generally, faxed requests are not acceptable and will not be honored. Additionally, We will not accept e-mails of imaged, signed service requests, other than those received through NYL Annuity Service Center that have passed all security protocols to identify the policyowner.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2007, and the statements of operations, and of changes in net assets, and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                         CONDENSED FINANCIAL INFORMATION

     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division, which were available for sale, for each fiscal year ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2002, and for the years in the period then ended, where applicable, are derived from the financial statements not included elsewhere herein. The New York Life Premium Plus Variable Annuity policies were first offered on July 10, 2000. The New York Life Premium Plus II Variable Annuity policies were first offered on June 2, 2003. Values and units shown are for full year periods beginning January 1 except, where indicated.

FOR NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY POLICIES:

     SOME INVESTMENT DIVISIONS OFFERED IN NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

                                     MAINSTAY VP BALANCED--
                                          SERVICE CLASS                  MAINSTAY VP BOND--SERVICE CLASS
                                   --------------------------    -----------------------------------------------
                                    2007     2006     2005(G)     2007      2006      2005      2004     2003(A)
                                   ------   ------    -------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).........   $11.35   $10.44     $10.00    $10.42    $10.15    $10.12    $ 9.91     $10.00
Accumulation Unit Value
  (end of period)...............   $11.45   $11.35     $10.44    $10.90    $10.42    $10.15    $10.12     $ 9.91
Number of Units Outstanding
  (in 000s) (end of period).....    2,897    2,638      1,825     2,528     2,380     2,427     1,936        640


                                                          MAINSTAY VP BOND--INITIAL CLASS
                                   -----------------------------------------------------------------------------
                                    2007      2006      2005      2004      2003      2002      2001     2000(F)
                                   ------    ------    ------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).........   $13.17    $12.80    $12.73    $12.43    $12.08    $11.21    $10.43     $10.00
Accumulation Unit Value
  (end of period)...............   $13.81    $13.17    $12.80    $12.73    $12.43    $12.08    $11.21     $10.43
Number of Units Outstanding
  (in 000s) (end of period).....    2,869     3,053     3,643     4,212     5,189     3,538       706         18


                                                             MAINSTAY VP CAPITAL APPRECIATION--
                                                                        SERVICE CLASS
                                                       ----------------------------------------------
                                                        2007     2006      2005      2004     2003(A)
                                                       ------   ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $12.56   $12.25    $11.52    $11.26     $10.00
Accumulation Unit Value
  (end of period)...................................   $13.86   $12.56    $12.25    $11.52     $11.26
Number of Units Outstanding
  (in 000s) (end of period).........................    1,164    1,341     1,456     1,396        474


                                                    MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                                        ----------------------------------------------------------------------
                                         2007     2006     2005     2004     2003     2002     2001    2000(F)
                                        -----    -----    -----    -----    -----    -----    -----    -------
Accumulation Unit Value
  (beginning of period)..............   $6.26    $6.09    $5.71    $5.57    $4.46    $6.55    $8.67     $10.00
Accumulation Unit Value
  (end of period)....................   $6.93    $6.26    $6.09    $5.71    $5.57    $4.46    $6.55      $8.67
Number of Units Outstanding
  (in 000s) (end of period)..........   2,389    2,784    3,416    4,168    4,651    3,001    1,704        210


--------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(f) For the period July 10, 2000 (commencement of operations in the Separate Account) through December 31, 2000.

(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                                                            MAINSTAY VP CASH MANAGEMENT
                                   -----------------------------------------------------------------------------
                                    2007      2006      2005      2004      2003      2002      2001     2000(F)
                                   ------    ------    ------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).........    $1.06     $1.03     $1.02     $1.03     $1.04     $1.04     $1.02     $1.00
Accumulation Unit Value
  (end of period)...............    $1.10     $1.06     $1.03     $1.02     $1.03     $1.04     $1.04     $1.02
Number of Units Outstanding
  (in 000s) (end of period).....   71,971    41,247    38,715    39,941    48,830    65,803    30,376     2,586


                                                           MAINSTAY VP COMMON STOCK--SERVICE CLASS
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $14.91    $13.04    $12.34    $11.34     $10.00
Accumulation Unit Value
  (end of period)...................................   $15.39    $14.91    $13.04    $12.34     $11.34
Number of Units Outstanding
  (in 000s) (end of period).........................    1,032     1,021       981       832        273


                                                        MAINSTAY VP COMMON STOCK--INITIAL CLASS
                                        ----------------------------------------------------------------------
                                         2007     2006     2005     2004     2003     2002     2001    2000(F)
                                        -----    -----    -----    -----    -----    -----    -----    -------
Accumulation Unit Value
  (beginning of period)..............   $9.47    $8.26    $7.80    $7.14    $5.74    $7.70    $9.44     $10.00
Accumulation Unit Value
  (end of period)....................   $9.80    $9.47    $8.26    $7.80    $7.14    $5.74    $7.70     $ 9.44
Number of Units Outstanding
  (in 000s) (end of period)..........   2,725    3,244    3,632    4,192    4,424    3,678    2,054        163


                                            MAINSTAY VP
                                            CONSERVATIVE
                                            ALLOCATION--
                                           SERVICE CLASS           MAINSTAY VP CONVERTIBLE--SERVICE CLASS
                                         -----------------    -----------------------------------------------
                                          2007     2006(I)     2007      2006      2005      2004     2003(A)
                                         ------    -------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period)...............   $10.65     $10.00    $13.03    $12.02    $11.49    $11.03     $10.00
Accumulation Unit Value
  (end of period).....................   $11.23     $10.65    $14.70    $13.03    $12.02    $11.49     $11.03
Number of Units Outstanding
  (in 000s) (end of period)...........    2,285        919     2,296     2,198     2,151     2,039        707


                                                        MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                                       ------------------------------------------------------------------------
                                        2007      2006      2005     2004     2003     2002     2001    2000(F)
                                       ------    ------    -----    -----    -----    -----    -----    -------
Accumulation Unit Value
  (beginning of period).............   $10.83     $9.97    $9.50    $9.10    $7.56    $8.34    $8.67     $10.00
Accumulation Unit Value
  (end of period)...................   $12.24    $10.83    $9.97    $9.50    $9.10    $7.56    $8.34     $ 8.67
Number of Units Outstanding
  (in 000s) (end of period).........    2,876     3,037    3,436    4,391    4,559    2,708    1,125         81


                                                               MAINSTAY VP DEVELOPING GROWTH--
                                                                        SERVICE CLASS
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $14.49    $13.11    $11.92    $11.47     $10.00
Accumulation Unit Value
  (end of period)...................................   $19.36    $14.49    $13.11    $11.92     $11.47
Number of Units Outstanding
  (in 000s) (end of period).........................      555       487       465       400        127


--------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(f) For the period July 10, 2000 (commencement of operations in the Separate Account) through December 31, 2000.

(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                     MAINSTAY VP DEVELOPING GROWTH--INITIAL CLASS
                                       ------------------------------------------------------------------------
                                        2007      2006      2005     2004     2003     2002     2001    2000(F)
                                       ------    ------    -----    -----    -----    -----    -----    -------
Accumulation Unit Value
  (beginning of period).............   $10.17     $9.17    $8.32    $7.99    $5.86    $8.38    $9.19     $10.00
Accumulation Unit Value
  (end of period)...................   $13.62    $10.17    $9.17    $8.32    $7.99    $5.86    $8.38     $ 9.19
Number of Units Outstanding
  (in 000s) (end of period).........      656       606      603      666      710      273      108          4


                                    MAINSTAY VP FLOATING RATE--               MAINSTAY VP GOVERNMENT--
                                           SERVICE CLASS                           SERVICE CLASS
                                    ---------------------------    ---------------------------------------------
                                     2007      2006     2005(G)     2007      2006      2005     2004    2003(A)
                                    ------    ------    -------    ------    ------    -----    -----    -------
Accumulation Unit Value
  (beginning of period)..........   $10.49    $10.08     $10.00    $10.09     $9.88    $9.83    $9.69     $10.00
Accumulation Unit Value
  (end of period)................   $10.56    $10.49     $10.08    $10.57    $10.09    $9.88    $9.83     $ 9.69
Number of Units Outstanding
  (in 000s) (end of period)......    4,851     3,923      1,272     1,723     1,691    1,645    1,310        422


                                                                                                        MAINSTAY VP
                                                                                                          GROWTH
                                                                                                       ALLOCATION--
                                             MAINSTAY VP GOVERNMENT--INITIAL CLASS                     SERVICE CLASS
                            ----------------------------------------------------------------------   ----------------
                             2007     2006     2005     2004     2003     2002     2001    2000(F)    2007    2006(I)
                            ------   ------   ------   ------   ------   ------   ------   -------   ------   -------
Accumulation Unit Value
  (beginning of period)..   $12.53   $12.23   $12.14   $11.94   $11.91   $11.01   $10.49    $10.00   $10.85    $10.00
Accumulation Unit Value
  (end of period)........   $13.15   $12.53   $12.23   $12.14   $11.94   $11.91   $11.01    $10.49   $11.76    $10.85
Number of Units
  Outstanding
  (in 000s) (end of
  period)................    2,290    2,535    3,086    3,823    5,017    3,842      798         5    1,369       646


                                                          MAINSTAY VP HIGH YIELD CORPORATE BOND--
                                                                       SERVICE CLASS
                                                      -----------------------------------------------
                                                       2007      2006      2005      2004     2003(A)
                                                      ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................  $13.95    $12.69    $12.56    $11.35     $10.00
Accumulation Unit Value
  (end of period)...................................  $14.01    $13.95    $12.69    $12.56     $11.35
Number of Units Outstanding
  (in 000s) (end of period).........................   9,684     9,605     9,264     7,556      2,495


                                               MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                                  -----------------------------------------------------------------------------
                                   2007      2006      2005      2004      2003      2002      2001     2000(F)
                                  ------    ------    ------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).........  $15.77    $14.31    $14.12    $12.73    $ 9.48    $ 9.44    $ 9.15     $10.00
Accumulation Unit Value
  (end of period)...............  $15.88    $15.77    $14.31    $14.12    $12.73    $ 9.48    $ 9.44     $ 9.15
Number of Units Outstanding
  (in 000s) (end of period).....   5,857     6,543     7,353     8,808     9,345     4,546     1,601         54


--------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(f) For the period July 10, 2000 (commencement of operations in the Separate Account) through December 31, 2000.

(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                              MAINSTAY VP ICAP SELECT EQUITY--                    MAINSTAY VP ICAP SELECT EQUITY--
                                       SERVICE CLASS                                        INITIAL CLASS
                          ---------------------------------------  --------------------------------------------------------------
                           2007    2006    2005    2004   2003(A)   2007    2006    2005    2004    2003    2002   2001   2000(F)
                          ------  ------  ------  ------  -------  ------  ------  ------  ------  ------  -----  ------  -------
Accumulation Unit Value
  (beginning of
  period)...............  $14.97  $12.78  $12.34  $11.29   $10.00  $12.44  $10.59  $10.21  $ 9.31  $ 7.40  $9.74  $10.37   $10.00
Accumulation Unit Value
  (end of period).......  $15.70  $14.97  $12.78  $12.34   $11.29  $13.08  $12.44  $10.59  $10.21  $ 9.31  $7.40  $ 9.74   $10.37
Number of Units
  Outstanding
  (in 000s) (end of
  period)...............   1,652     656     576     541      160   1,672   1,080   1,073   1,296   1,249    762     434       14


                                                             MAINSTAY VP INTERNATIONAL EQUITY--
                                                                        SERVICE CLASS
                                                       ----------------------------------------------
                                                        2007     2006      2005      2004     2003(A)
                                                       ------   ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $18.18   $14.11    $13.30    $11.55     $10.00
Accumulation Unit Value
  (end of period)...................................   $18.73   $18.18    $14.11    $13.30     $11.55
Number of Units Outstanding
  (in 000s) (end of period).........................    2,712    2,432     1,907     1,262        254


                                                   MAINSTAY VP INTERNATIONAL EQUITY--INITIAL CLASS
                                     --------------------------------------------------------------------------
                                      2007     2006      2005      2004      2003      2002     2001    2000(F)
                                     ------   ------    ------    ------    ------    -----    -----    -------
Accumulation Unit Value
  (beginning of period)...........   $15.18   $11.75    $11.05    $ 9.57    $ 7.48    $7.95    $9.40     $10.00
Accumulation Unit Value
  (end of period).................   $15.68   $15.18    $11.75    $11.05    $ 9.57    $7.48    $7.95     $ 9.40
Number of Units Outstanding
  (in 000s) (end of period).......    1,879    1,981     1,576     1,377     1,110      481      134         12


                                                                MAINSTAY VP LARGE CAP GROWTH--
                                                                        SERVICE CLASS
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $11.46    $10.89    $10.63    $11.08     $10.00
Accumulation Unit Value
  (end of period)...................................   $13.65    $11.46    $10.89    $10.63     $11.08
Number of Units Outstanding
  (in 000s) (end of period).........................      943       768       624       598        247


                                                      MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                                        ----------------------------------------------------------------------
                                         2007     2006     2005     2004     2003     2002     2001    2000(F)
                                        -----    -----    -----    -----    -----    -----    -----    -------
Accumulation Unit Value
  (beginning of period)..............   $6.19    $5.87    $5.72    $5.95    $4.72    $6.68    $8.13     $10.00
Accumulation Unit Value
  (end of period)....................   $7.40    $6.19    $5.87    $5.72    $5.95    $4.72    $6.68      $8.13
Number of Units Outstanding
  (in 000s) (end of period)..........   1,654    1,735    1,827    2,343    2,754    1,907    1,350        207


--------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(f) For the period July 10, 2000 (commencement of operations in the Separate Account) through December 31, 2000.

                                         MAINSTAY VP MID CAP CORE--              MAINSTAY VP MID CAP GROWTH--
                                               SERVICE CLASS                            SERVICE CLASS
                                   -------------------------------------    -------------------------------------
                                    2007      2006      2005     2004(C)     2007      2006      2005     2004(C)
                                   ------    ------    ------    -------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).........   $18.04    $15.99    $14.06     $11.72    $17.54    $16.35    $14.23     $11.82
Accumulation Unit Value
  (end of period)...............   $18.60    $18.04    $15.99     $14.06    $19.93    $17.54    $16.35     $14.23
Number of Units Outstanding
  (in 000s) (end of period).....    1,557     1,522     1,375        931     1,970     2,040     2,054      1,494


                                                                 MAINSTAY VP MID CAP VALUE--
                                                                        SERVICE CLASS
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $15.71    $14.03    $13.52    $11.72     $10.00
Accumulation Unit Value
  (end of period)...................................   $15.24    $15.71    $14.03    $13.52     $11.72
Number of Units Outstanding
  (in 000s) (end of period).........................    2,809     2,992     2,962     1,910        550


                                                                                                                  MAINSTAY VP
                                                                                               MAINSTAY VP         MODERATE
                                                                                                MODERATE            GROWTH
                                                                                              ALLOCATION--       ALLOCATION--
                                       MAINSTAY VP MID CAP VALUE--INITIAL CLASS               SERVICE CLASS      SERVICE CLASS
                             ------------------------------------------------------------   ----------------   ----------------
                              2007     2006     2005     2004     2003     2002   2001(B)    2007    2006(I)    2007    2006(I)
                             ------   ------   ------   ------   ------   -----   -------   ------   -------   ------   -------
Accumulation Unit Value
  (beginning of period)...   $14.36   $12.79   $12.30   $10.63    $8.38   $9.96    $10.00   $10.69    $10.00   $10.85    $10.00
Accumulation Unit Value
  (end of period).........   $13.97   $14.36   $12.79   $12.30   $10.63   $8.38     $9.96   $11.41    $10.69   $11.66    $10.85
Number of Units
  Outstanding
  (in 000s) (end of
  period).................    2,456    2,953    3,378    3,255    2,903   1,806       141    3,557     2,025    3,735     2,290


                                                           MAINSTAY VP S&P 500 INDEX--SERVICE CLASS
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $14.16    $12.49    $12.15    $11.20     $10.00
Accumulation Unit Value
  (end of period)...................................   $14.62    $14.16    $12.49    $12.15     $11.20
Number of Units Outstanding
  (in 000s) (end of period).........................    4,480     4,970     5,119     4,261      1,215


                                                        MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                                        -----------------------------------------------------------------------
                                         2007      2006     2005     2004     2003     2002     2001    2000(F)
                                        ------    -----    -----    -----    -----    -----    -----    -------
Accumulation Unit Value
  (beginning of period)..............   $ 9.75    $8.58    $8.32    $7.65    $6.07    $7.92    $9.16     $10.00
Accumulation Unit Value
  (end of period)....................   $10.10    $9.75    $8.58    $8.32    $7.65    $6.07    $7.92      $9.16
Number of Units Outstanding
  (in 000s) (end of period)..........    5,662    7,380    8,434    9,241    9,253    6,206    2,120        217


--------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(b) For the period July 2, 2001 (commencement of operations in the Separate Account) through December 31, 2001.

(c) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

(f) For the period July 10, 2000 (commencement of operations in the Separate Account) through December 31, 2000.

(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                                MAINSTAY VP SMALL CAP GROWTH--
                                                                        SERVICE CLASS
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $14.11    $13.52    $13.23    $12.32     $10.00
Accumulation Unit Value
  (end of period)...................................   $13.41    $14.11    $13.52    $13.23     $12.32
Number of Units Outstanding
  (in 000s) (end of period).........................    1,312     1,475     1,509     1,265        384


                                                      MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS
                                           -----------------------------------------------------------------
                                            2007      2006      2005      2004      2003     2002    2001(B)
                                           ------    ------    ------    ------    -----    -----    -------
Accumulation Unit Value
  (beginning of period).................   $11.04    $10.55    $10.30     $9.56    $6.86    $9.47     $10.00
Accumulation Unit Value
  (end of period).......................   $10.51    $11.04    $10.55    $10.30    $9.56    $6.86      $9.47
Number of Units Outstanding
  (in 000s) (end of period).............    1,036     1,335     1,527     1,804    1,879      782         83


                                                           MAINSTAY VP TOTAL RETURN--SERVICE CLASS
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $12.57    $11.69    $11.19    $10.71     $10.00
Accumulation Unit Value
  (end of period)...................................   $13.26    $12.57    $11.69    $11.19     $10.71
Number of Units Outstanding
  (in 000s) (end of period).........................    1,219     1,372     1,394     1,209        399


                                                      MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                                    ---------------------------------------------------------------------------
                                     2007     2006      2005      2004      2003      2002      2001    2000(F)
                                    ------   ------    ------    ------    ------    ------    -----    -------
Accumulation Unit Value
  (beginning of period)..........   $ 8.87   $ 8.23    $ 7.85    $ 7.50    $ 6.37    $ 7.75    $8.82     $10.00
Accumulation Unit Value
  (end of period)................   $ 9.38   $ 8.87    $ 8.23    $ 7.85    $ 7.50    $ 6.37    $7.75     $ 8.82
Number of Units Outstanding
  (in 000s) (end of period)......    1,627    1,924     2,210     2,767     2,868     1,762      717         56


                                                               MAINSTAY VP VALUE--SERVICE CLASS
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $15.27    $13.08    $12.54    $11.48     $10.00
Accumulation Unit Value
  (end of period)...................................   $15.31    $15.27    $13.08    $12.54     $11.48
Number of Units Outstanding
  (in 000s) (end of period).........................    1,929     2,003     1,841     1,546        440


                                                          MAINSTAY VP VALUE--INITIAL CLASS
                                   -----------------------------------------------------------------------------
                                    2007      2006      2005      2004      2003      2002      2001     2000(F)
                                   ------    ------    ------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).........   $13.63    $11.65    $11.14    $10.17    $ 8.11    $10.44    $10.57     $10.00
Accumulation Unit Value
  (end of period)...............   $13.70    $13.63    $11.65    $11.14    $10.17    $ 8.11    $10.44     $10.57
Number of Units Outstanding
  (in 000s) (end of period).....    2,903     3,319     3,616     3,635     3,619     2,714     1,037          7


--------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(b) For the period July 2, 2001 (commencement of operations in the Separate Account) through December 31, 2001.

(f) For the period July 10, 2000 (commencement of operations in the Separate Account) through December 31, 2000.

                                                               ALGER AMERICAN SMALLCAP GROWTH--
                                                                        CLASS S SHARES
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $18.80    $15.95    $13.90    $12.15     $10.00
Accumulation Unit Value
  (end of period)...................................   $21.63    $18.80    $15.95    $13.90     $12.15
Number of Units Outstanding
  (in 000s) (end of period).........................      745       783       609       452        130


                                                  ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES
                                   ----------------------------------------------------------------------------
                                    2007      2006      2005      2004      2003      2002      2001    2000(F)
                                   ------    ------    ------    ------    ------    ------    -----    -------
Accumulation Unit Value
  (beginning of period).........   $ 8.74    $ 7.40    $ 6.43    $ 5.61    $ 4.00    $ 5.51    $7.95     $10.00
Accumulation Unit Value
  (end of period)...............   $10.08    $ 8.74    $ 7.40    $ 6.43    $ 5.61    $ 4.00    $5.51     $ 7.95
Number of Units Outstanding
  (in 000s) (end of period).....    1,361     1,660     1,686     1,925     1,865     1,299      936        142


                                                        CVS CALVERT SOCIAL BALANCED PORTFOLIO
                                     --------------------------------------------------------------------------
                                      2007      2006      2005      2004      2003     2002     2001    2000(F)
                                     ------    ------    ------    ------    -----    -----    -----    -------
Accumulation Unit Value
  (beginning of period)...........   $10.03    $ 9.37    $ 9.02    $ 8.46    $7.21    $8.34    $9.10     $10.00
Accumulation Unit Value
  (end of period).................   $10.15    $10.03    $ 9.37    $ 9.02    $8.46    $7.21    $8.34     $ 9.10
Number of Units Outstanding
  (in 000s) (end of period).......      911     1,004     1,148     1,166      995      524      235         19


                                   COLUMBIA SMALL CAP VALUE FUND,                DREYFUS IP TECHNOLOGY GROWTH--
                                      VARIABLE SERIES--CLASS B                           SERVICE SHARES
                               -------------------------------------    -----------------------------------------------
                                2007      2006      2005     2004(D)     2007      2006      2005      2004     2003(A)
                               ------    ------    ------    -------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).....   $12.89    $10.97    $10.57     $10.00    $12.01    $11.73    $11.52    $11.67     $10.00
Accumulation Unit Value
  (end of period)...........   $12.35    $12.89    $10.97     $10.57    $13.52    $12.01    $11.73    $11.52     $11.67
Number of Units Outstanding
  (in 000s) (end of
  period)...................      792       910       445         29       558       578       596       624        247


                                                       DREYFUS IP TECHNOLOGY GROWTH--INITIAL SHARES
                                             ---------------------------------------------------------------
                                              2007      2006     2005     2004     2003     2002     2001(B)
                                             ------    -----    -----    -----    -----    ------    -------
Accumulation Unit Value
  (beginning of period)...................    $9.21    $8.98    $8.79    $8.89    $5.98    $10.03     $10.00
Accumulation Unit Value
  (end of period).........................   $10.40    $9.21    $8.98    $8.79    $8.89     $5.98     $10.03
Number of Units Outstanding
  (in 000s) (end of period)...............      541      590      715      952    1,201       344         58


                                                        FIDELITY(R) VIP CONTRAFUND(R)--SERVICE CLASS 2
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $16.53    $15.08    $13.13    $11.59     $10.00
Accumulation Unit Value
  (end of period)...................................   $19.08    $16.53    $15.08    $13.13     $11.59
Number of Units Outstanding
  (in 000s) (end of period).........................    4,113     3,955     3,248     2,266        616


--------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(b) For the period July 2, 2001 (commencement of operations in the Separate Account) through December 31, 2001.

(d) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

(f) For the period July 10, 2000 (commencement of operations in the Separate Account) through December 31, 2000.

                                                    FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS
                                   -----------------------------------------------------------------------------
                                    2007      2006      2005      2004      2003      2002      2001     2000(F)
                                   ------    ------    ------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).........   $13.39    $12.18    $10.58    $ 9.31    $ 7.37    $ 8.26    $ 9.56     $10.00
Accumulation Unit Value
  (end of period)...............   $15.49    $13.39    $12.18    $10.58    $ 9.31    $ 7.37    $ 8.26     $ 9.56
Number of Units Outstanding
  (in 000s) (end of period).....    4,290     4,646     4,831     4,625     4,484     2,627     1,097        147


                                                               FIDELITY(R) VIP EQUITY-INCOME--
                                                                       SERVICE CLASS 2
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $15.27    $12.94    $12.45    $11.37     $10.00
Accumulation Unit Value
  (end of period)...................................   $15.22    $15.27    $12.94    $12.45     $11.37
Number of Units Outstanding
  (in 000s) (end of period).........................    3,015     2,724     2,483     1,852        504


                                                   FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS
                                   ----------------------------------------------------------------------------
                                    2007      2006      2005      2004      2003      2002     2001     2000(F)
                                   ------    ------    ------    ------    ------    -----    ------    -------
Accumulation Unit Value
  (beginning of period).........   $13.93    $11.78    $11.31    $10.30     $8.03    $9.83    $10.51     $10.00
Accumulation Unit Value
  (end of period)...............   $13.92    $13.93    $11.78    $11.31    $10.30    $8.03     $9.83     $10.51
Number of Units Outstanding
  (in 000s) (end of period).....    2,817     3,115     3,203     3,465     3,548    2,552     1,237         26


                                                                                        JANUS ASPEN SERIES BALANCED--
                                 FIDELITY(R) VIP MID CAP--SERVICE CLASS 2                       SERVICE SHARES
                             -----------------------------------------------   -----------------------------------------------
                              2007      2006      2005      2004     2003(E)    2007      2006      2005      2004     2003(A)
                             ------    ------    ------    ------    -------   ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period)...   $17.70    $16.00    $13.78    $11.23     $10.00   $12.97    $11.93    $11.26    $10.57     $10.00
Accumulation Unit Value
  (end of period).........   $20.09    $17.70    $16.00    $13.78     $11.23   $14.07    $12.97    $11.93    $11.26     $10.57
Number of Units
  Outstanding
  (in 000s) (end of
  period).................    2,493     2,613     2,411     1,537        107    2,287     2,256     2,157     1,895        779


                                                  JANUS ASPEN SERIES BALANCED--INSTITUTIONAL SHARES
                                     --------------------------------------------------------------------------
                                      2007      2006      2005      2004      2003     2002     2001    2000(F)
                                     ------    ------    ------    ------    -----    -----    -----    -------
Accumulation Unit Value
  (beginning of period)...........   $11.57    $10.62    $10.00     $9.36    $8.34    $9.06    $9.65     $10.00
Accumulation Unit Value
  (end of period).................   $12.59    $11.57    $10.62    $10.00    $9.36    $8.34    $9.06      $9.65
Number of Units Outstanding
  (in 000s) (end of period).......    4,677     5,382     6,178     7,429    8,458    6,575    2,875        294


                                                            JANUS ASPEN SERIES WORLDWIDE GROWTH--
                                                                        SERVICE SHARES
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $14.20    $12.23    $11.78    $11.45     $10.00
Accumulation Unit Value
  (end of period)...................................   $15.28    $14.20    $12.23    $11.78     $11.45
Number of Units Outstanding
  (in 000s) (end of period).........................      669       632       679       634        222


--------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(e) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(f) For the period July 10, 2000 (commencement of operations in the Separate Account) through December 31, 2000.

                                               JANUS ASPEN SERIES WORLDWIDE GROWTH--INSTITUTIONAL SHARES
                                        ----------------------------------------------------------------------
                                         2007     2006     2005     2004     2003     2002     2001    2000(F)
                                        -----    -----    -----    -----    -----    -----    -----    -------
Accumulation Unit Value
  (beginning of period)..............   $7.19    $6.18    $5.93    $5.75    $4.71    $6.43    $8.42     $10.00
Accumulation Unit Value
  (end of period)....................   $7.76    $7.19    $6.18    $5.93    $5.75    $4.71    $6.43      $8.42
Number of Units Outstanding
  (in 000s) (end of period)..........   1,951    2,115    2,375    2,864    3,479    2,806    1,730        333


                                                         MFS(R) INVESTORS TRUST SERIES--SERVICE CLASS
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $13.97    $12.60    $11.96    $10.94     $10.00
Accumulation Unit Value
  (end of period)...................................   $15.12    $13.97    $12.60    $11.96     $10.94
Number of Units Outstanding
  (in 000s) (end of period).........................      143       123       111        73         29


                                                      MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                                        -----------------------------------------------------------------------
                                         2007      2006     2005     2004     2003     2002     2001    2000(F)
                                        ------    -----    -----    -----    -----    -----    -----    -------
Accumulation Unit Value
  (beginning of period)..............   $ 9.56    $8.60    $8.14    $7.43    $6.18    $7.94    $9.60     $10.00
Accumulation Unit Value
  (end of period)....................   $10.37    $9.56    $8.60    $8.14    $7.43    $6.18    $7.94     $ 9.60
Number of Units Outstanding
  (in 000s) (end of period)..........      502      558      677      740      780      698      522         32


                                                            MFS(R) RESEARCH SERIES--SERVICE CLASS
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $14.29    $13.18    $12.45    $10.95     $10.00
Accumulation Unit Value
  (end of period)...................................   $15.88    $14.29    $13.18    $12.45     $10.95
Number of Units Outstanding
  (in 000s) (end of period).........................      178       160       155       130         58


                                                         MFS(R) RESEARCH SERIES--INITIAL CLASS
                                        ----------------------------------------------------------------------
                                         2007     2006     2005     2004     2003     2002     2001    2000(F)
                                        -----    -----    -----    -----    -----    -----    -----    -------
Accumulation Unit Value
  (beginning of period)..............   $7.89    $7.26    $6.84    $6.00    $4.89    $6.58    $8.49     $10.00
Accumulation Unit Value
  (end of period)....................   $8.79    $7.89    $7.26    $6.84    $6.00    $4.89    $6.58      $8.49
Number of Units Outstanding
  (in 000s) (end of period)..........     583      683      767      958    1,029      900      801        179


                                                            MFS(R) UTILITIES SERIES--SERVICE CLASS
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $21.56    $16.73    $14.58    $11.41     $10.00
Accumulation Unit Value
  (end of period)...................................   $27.07    $21.56    $16.73    $14.58     $11.41
Number of Units Outstanding
  (in 000s) (end of period).........................    4,601     3,582     2,684       763          7


--------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(f) For the period July 10, 2000 (commencement of operations in the Separate Account) through December 31, 2000.

                                                         MFS(R) UTILITIES SERIES--INITIAL CLASS
                                           -----------------------------------------------------------------
                                            2007      2006      2005      2004      2003     2002    2001(B)
                                           ------    ------    ------    ------    -----    -----    -------
Accumulation Unit Value
  (beginning of period).................   $16.15    $12.50    $10.87    $ 8.49    $6.35    $8.35     $10.00
Accumulation Unit Value
  (end of period).......................   $20.33    $16.15    $12.50    $10.87    $8.49    $6.35     $ 8.35
Number of Units Outstanding
  (in 000s) (end of period).............      176       188       180       180      134       62         31


                                                                 NEUBERGER BERMAN AMT MID-CAP
                                                                  GROWTH PORTFOLIO--CLASS S
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $15.77    $14.00    $12.54    $10.98     $10.00
Accumulation Unit Value
  (end of period)...................................   $18.96    $15.77    $14.00    $12.54     $10.98
Number of Units Outstanding
  (in 000s) (end of period).........................      427       262       199       130         10


                                                NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO--CLASS I
                                          ------------------------------------------------------------------
                                           2007      2006      2005      2004      2003     2002     2001(B)
                                          ------    ------    ------    ------    -----    ------    -------
Accumulation Unit Value
  (beginning of period)................   $12.74    $11.28    $10.08    $ 8.81    $6.99    $10.05     $10.00
Accumulation Unit Value
  (end of period)......................   $15.36    $12.74    $11.28    $10.08    $8.81    $ 6.99     $10.05
Number of Units Outstanding
  (in 000s) (end of period)............      213       238       258       350      364       171         18


                                 ROYCE MICRO-CAP             ROYCE SMALL-CAP
                                   PORTFOLIO--                 PORTFOLIO--
                                 INVESTMENT CLASS            INVESTMENT CLASS        T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                            -------------------------   -------------------------   -------------------------------------------
                             2007     2006    2005(G)    2007     2006    2005(G)    2007     2006     2005     2004    2003(A)
                            ------   ------   -------   ------   ------   -------   ------   ------   ------   ------   -------
Accumulation Unit Value
  (beginning of period)...  $14.34   $12.04    $10.00   $12.30   $10.83    $10.00   $15.00   $12.85   $12.59   $11.16    $10.00
Accumulation Unit Value
  (end of period).........  $14.67   $14.34    $12.04   $11.85   $12.30    $10.83   $15.21   $15.00   $12.85   $12.59    $11.16
Number of Units
  Outstanding
  (in 000s) (end of
  period).................     822      719       133      734      563       221    3,138    3,267    3,006    2,128       518


                                                       T. ROWE PRICE EQUITY INCOME PORTFOLIO
                                   -----------------------------------------------------------------------------
                                    2007      2006      2005      2004      2003      2002      2001     2000(F)
                                   ------    ------    ------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).........   $15.51    $13.25    $12.95    $11.45    $ 9.27    $10.85    $10.86     $10.00
Accumulation Unit Value
  (end of period)...............   $15.76    $15.51    $13.25    $12.95    $11.45    $ 9.27    $10.85     $10.86
Number of Units Outstanding
  (in 000s) (end of period).....    3,284     3,811     4,097     3,910     3,633     2,412       895          9


                                                           VAN ECK WORLDWIDE HARD ASSETS
                                   ----------------------------------------------------------------------------
                                    2007      2006      2005      2004      2003      2002     2001     2000(F)
                                   ------    ------    ------    ------    ------    -----    ------    -------
Accumulation Unit Value
  (beginning of period).........   $28.54    $23.29    $15.61    $12.79    $ 8.96    $9.37    $10.63     $10.00
Accumulation Unit Value
  (end of period)...............   $40.82    $28.54    $23.29    $15.61    $12.79    $8.96    $ 9.37     $10.63
Number of Units Outstanding
  (in 000s) (end of period).....    2,593     2,712     2,279     1,040       449      249        25          5


--------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(b) For the period July 2, 2001 (commencement of operations in the Separate Account) through December 31, 2001.
(f) For the period July 10, 2000 (commencement of operations in the Separate Account) through December 31, 2000.
(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                                                        VAN KAMPEN UIF EMERGING MARKETS EQUITY--CLASS
                                                                              II
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period).............................   $28.40    $21.04    $15.98    $13.20     $10.00
Accumulation Unit Value
  (end of period)...................................   $39.25    $28.40    $21.04    $15.98     $13.20
Number of Units Outstanding
  (in 000s) (end of period).........................      950       820       555       305        108


                                                                                               VICTORY VIF DIVERSIFIED
                                       VAN KAMPEN UIF EMERGING MARKETS--CLASS I                 STOCK--CLASS A SHARES
                             ------------------------------------------------------------  -------------------------------
                              2007    2006    2005    2004    2003   2002   2001  2000(F)   2007    2006    2005   2004(C)
                             ------  ------  ------  ------  -----  -----  -----  -------  ------  ------  ------  -------
Accumulation Unit Value
  (beginning of period)....  $18.90  $14.00  $10.63  $ 8.77  $5.96  $6.64  $7.22   $10.00  $13.26  $11.85  $11.08   $10.00
Accumulation Unit Value
  (end of period)..........  $26.12  $18.90  $14.00  $10.63  $8.77  $5.96  $6.64   $ 7.22  $14.35  $13.26  $11.85   $11.08
Number of Units Outstanding
  (in 000s) (end of
  period)..................   1,041   1,103     973     663    617    408     89        7     319     283     228      106


FOR NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY POLICIES*:

     For New York Life Premium Plus II Variable Annuity, values and units shown are for full year periods beginning January 1* except where indicated.

                                      MAINSTAY VP BALANCED--                     MAINSTAY VP BOND--
                                          SERVICE CLASS                            SERVICE CLASS
                                   ---------------------------    -----------------------------------------------
                                    2007      2006     2005(G)     2007      2006      2005      2004     2003(A)
                                   ------    ------    -------    ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period)........    $11.32    $10.43     $10.00    $10.36    $10.11    $10.09    $ 9.89     $10.00
Accumulation Unit Value
  (end of period)..............    $11.41    $11.32     $10.43    $10.81    $10.36    $10.11    $10.09     $ 9.89
Number of Units Outstanding
  (in 000s) (end of period)....     2,093     1,975      1,275     1,878     1,497     1,415       912        338


                                  MAINSTAY VP CAPITAL APPRECIATION--
                                            SERVICE CLASS                      MAINSTAY VP CASH MANAGEMENT
                               ---------------------------------------  -----------------------------------------
                                2007    2006    2005    2004   2003(A)    2007     2006    2005    2004   2003(A)
                               ------  ------  ------  ------  -------  -------  -------  ------  ------  -------
Accumulation Unit Value
  (beginning of period)......  $12.35  $12.06  $11.36  $11.12   $10.00  $  1.02  $  1.00  $ 0.98  $ 0.99   $ 1.00
Accumulation Unit Value
  (end of period)............  $13.61  $12.35  $12.06  $11.36   $11.12  $  1.05  $  1.02  $ 1.00  $ 0.98   $ 0.99
Number of Units Outstanding
  (in 000s) (end of period)..     752     909     967     774      197   19,513   11,138   7,833   9,734    2,887


                                                                      MAINSTAY VP
                                                                      CONSERVATIVE
                                  MAINSTAY VP COMMON STOCK--          ALLOCATION--          MAINSTAY VP CONVERTIBLE--
                                        SERVICE CLASS                SERVICE CLASS                SERVICE CLASS
                           ---------------------------------------  ---------------  ---------------------------------------
                            2007    2006    2005    2004   2003(A)   2007   2006(I)   2007    2006    2005    2004   2003(A)
                           ------  ------  ------  ------  -------  ------  -------  ------  ------  ------  ------  -------
Accumulation Unit Value
  (beginning of period)..  $14.90  $13.05  $12.37  $11.38   $10.00  $10.54   $10.00  $12.76  $11.79  $11.28  $10.85   $10.00
Accumulation Unit Value
  (end of period)........  $15.36  $14.90  $13.05  $12.37   $11.38  $11.10   $10.54  $14.37  $12.76  $11.79  $11.28   $10.85
Number of Units
  Outstanding
  (in 000s) (end of
  period)................     781     697     561     417      130   2,114      837   1,738   1,545   1,418   1,120      316


--------
 *  The policies were first offered on June 2, 2003.
(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.
(c) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.
(f) For the period July 10, 2000 (commencement of operations in the Separate Account) through December 31, 2000.
(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.
(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                           MAINSTAY VP DEVELOPING GROWTH--            MAINSTAY VP FLOATING RATE--
                                                    SERVICE CLASS                            SERVICE CLASS
                                   -----------------------------------------------    ---------------------------
                                    2007      2006      2005      2004     2003(A)     2007      2006     2005(G)
                                   ------    ------    ------    ------    -------    ------    ------    -------
Accumulation Unit Value
  (beginning of period)........    $14.80    $13.40    $12.21    $11.77     $10.00    $10.52    $10.13     $10.00
Accumulation Unit Value
  (end of period)..............    $19.74    $14.80    $13.40    $12.21     $11.77    $10.58    $10.52     $10.13
Number of Units Outstanding
  (in 000s) (end of period)....       441       298       242       182         61     3,133     2,411      1,145


                                                                      MAINSTAY VP
                                                                         GROWTH
                                    MAINSTAY VP GOVERNMENT--          ALLOCATION--       MAINSTAY VP HIGH YIELD CORPORATE
                                         SERVICE CLASS               SERVICE CLASS             BOND--SERVICE CLASS
                             -------------------------------------  ---------------  ---------------------------------------
                              2007    2006    2005   2004  2003(A)   2007   2006(I)   2007    2006    2005    2004   2003(A)
                             ------  ------  -----  -----  -------  ------  -------  ------  ------  ------  ------  -------
Accumulation Unit Value
  (beginning of period)....  $10.08  $ 9.88  $9.85  $9.73   $10.00  $10.76   $10.00  $13.94  $12.69  $12.58  $11.39   $10.00
Accumulation Unit Value
  (end of period)..........  $10.54  $10.08  $9.88  $9.85   $ 9.73  $11.64   $10.76  $13.98  $13.94  $12.69  $12.58   $11.39
Number of Units Outstanding
  (in 000s) (end of
  period)..................   1,276     948    818    487      185   1,252      511   6,578   5,835   5,086   3,173      809


                                                               MAINSTAY VP ICAP SELECT EQUITY--
                                                                        SERVICE CLASS
                                                       -----------------------------------------------
                                                        2007      2006      2005      2004     2003(A)
                                                       ------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period)............................    $14.89    $12.73    $12.32    $11.28     $10.00
Accumulation Unit Value
  (end of period)..................................    $15.60    $14.89    $12.73    $12.32     $11.28
Number of Units Outstanding
  (in 000s) (end of period)........................     1,513       514       353       309         80


                                 MAINSTAY VP INTERNATIONAL EQUITY--         MAINSTAY VP LARGE CAP GROWTH--
                                           SERVICE CLASS                            SERVICE CLASS
                              ---------------------------------------  ---------------------------------------
                               2007    2006    2005    2004   2003(A)   2007    2006    2005    2004   2003(A)
                              ------  ------  ------  ------  -------  ------  ------  ------  ------  -------
Accumulation Unit Value
  (beginning of period).....  $17.83  $13.85  $13.08  $11.37   $10.00  $11.39  $10.84  $10.59  $11.06   $10.00
Accumulation Unit Value
  (end of period)...........  $18.34  $17.83  $13.85  $13.08   $11.37  $13.55  $11.39  $10.84  $10.59   $11.06
Number of Units Outstanding
  (in 000s) (end of
  period)...................   2,390   2,118   1,251     578      121     865     538     337     257      114


                                         MAINSTAY VP MID CAP CORE--              MAINSTAY VP MID CAP GROWTH--
                                               SERVICE CLASS                            SERVICE CLASS
                                   -------------------------------------    -------------------------------------
                                    2007      2006      2005     2004(C)     2007      2006      2005     2004(C)
                                   ------    ------    ------    -------    ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period)........    $17.84    $15.83    $13.94     $11.64    $17.80    $16.62    $14.48     $12.05
Accumulation Unit Value
  (end of period)..............    $18.37    $17.84    $15.83     $13.94    $20.20    $17.80    $16.62     $14.48
Number of Units Outstanding
  (in 000s) (end of period)....     1,465     1,376     1,183        560     1,710     1,531     1,485        808


--------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(c) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                                                      MAINSTAY VP
                                                                     MAINSTAY VP        MODERATE
                                                                       MODERATE          GROWTH
                                MAINSTAY VP MID CAP VALUE--          ALLOCATION--     ALLOCATION--     MAINSTAY VP S&P 500 INDEX--
                                       SERVICE CLASS                SERVICE CLASS    SERVICE CLASS            SERVICE CLASS
                          ---------------------------------------  ---------------  ---------------  ------------------------------
                           2007    2006    2005    2004   2003(A)   2007   2006(I)   2007   2006(I)   2007    2006    2005    2004
                          ------  ------  ------  ------  -------  ------  -------  ------  -------  ------  ------  ------  ------
Accumulation Unit Value
  (beginning of
  period)...............  $15.44  $13.81  $13.33  $11.57   $10.00  $10.68   $10.00  $10.85   $10.00  $14.14  $12.50  $12.17  $11.24
Accumulation Unit Value
  (end of period).......  $14.96  $15.44  $13.81  $13.33   $11.57  $11.38   $10.68  $11.63   $10.85  $14.58  $14.14  $12.50  $12.17
Number of Units
  Outstanding
  (in 000s) (end of
  period)...............   1,974   1,988   1,915   1,080      218   2,742    1,526   3,163    1,411   2,922   2,848   2,514   1,560
                           MAIN-
                          STAY VP
                          S&P 500
                          INDEX--
                          SERVICE
                           CLASS
                          -------
                          2003(A)
                          -------
Accumulation Unit Value
  (beginning of
  period)...............   $10.00
Accumulation Unit Value
  (end of period).......   $11.24
Number of Units
  Outstanding
  (in 000s) (end of
  period)...............      414


                                   MAINSTAY VP SMALL CAP GROWTH--             MAINSTAY VP TOTAL RETURN--
                                           SERVICE CLASS                            SERVICE CLASS
                              ---------------------------------------  ---------------------------------------
                               2007    2006    2005    2004   2003(A)   2007    2006    2005    2004   2003(A)
                              ------  ------  ------  ------  -------  ------  ------  ------  ------  -------
Accumulation Unit Value
  (beginning of period).....  $13.92  $13.36  $13.10  $12.21   $10.00  $12.33  $11.49  $11.01  $10.56   $10.00
Accumulation Unit Value
  (end of period)...........  $13.21  $13.92  $13.36  $13.10   $12.21  $12.99  $12.33  $11.49  $11.01   $10.56
Number of Units Outstanding
  (in 000s) (end of
  period)...................     877     884     980     736      180     678     715     706     552      205


                                           MAINSTAY VP VALUE--                ALGER AMERICAN SMALLCAP GROWTH--
                                              SERVICE CLASS                            CLASS S SHARES
                                 ---------------------------------------  ---------------------------------------
                                  2007    2006    2005    2004   2003(A)   2007    2006    2005    2004   2003(A)
                                 ------  ------  ------  ------  -------  ------  ------  ------  ------  -------
Accumulation Unit Value
  (beginning of period)........  $15.25  $13.09  $12.57  $11.52   $10.00  $18.71  $15.90  $13.88  $12.15   $10.00
Accumulation Unit Value
  (end of period)..............  $15.28  $15.25  $13.09  $12.57   $11.52  $21.50  $18.71  $15.90  $13.88   $12.15
Number of Units Outstanding
  (in 000s) (end of period)....   1,453   1,438   1,074     679      185     578     587     348     205       41


                                               CVS CALVERT SOCIAL             COLUMBIA SMALL CAP VALUE FUND,
                                               BALANCED PORTFOLIO                VARIABLE SERIES--CLASS B
                                    ---------------------------------------  -------------------------------
                                     2007    2006    2005    2004   2003(A)   2007    2006    2005   2004(D)
                                    ------  ------  ------  ------  -------  ------  ------  ------  -------
Accumulation Unit Value
  (beginning of period)...........  $12.74  $11.92  $11.48  $10.80   $10.00  $12.81  $10.92  $10.54   $10.00
Accumulation Unit Value
  (end of period).................  $12.87  $12.74  $11.92  $11.48   $10.80  $12.27  $12.81  $10.92   $10.54
Number of Units Outstanding
  (in 000s) (end of period).......     220     232     197     146       43     656     741     273       27


                                      DREYFUS IP TECHNOLOGY GROWTH--          FIDELITY(R) VIP CONTRAFUND(R)--
                                              SERVICE SHARES                          SERVICE CLASS 2
                                 ---------------------------------------  ---------------------------------------
                                  2007    2006    2005    2004   2003(A)   2007    2006    2005    2004   2003(A)
                                 ------  ------  ------  ------  -------  ------  ------  ------  ------  -------
Accumulation Unit Value
  (beginning of period)........  $11.93  $11.67  $11.48  $11.65   $10.00  $16.32  $14.91  $13.00  $11.49   $10.00
Accumulation Unit Value
  (end of period)..............  $13.42  $11.93  $11.67  $11.48   $11.65  $18.81  $16.32  $14.91  $13.00   $11.49
Number of Units Outstanding
  (in 000s) (end of period)....     323     294     264     255      112   3,719   3,277   2,284   1,174      219


--------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(d) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

(i) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                          FIDELITY(R) VIP EQUITY-INCOME--             FIDELITY(R) VIP MID CAP--
                                                  SERVICE CLASS 2                          SERVICE CLASS 2
                                      ---------------------------------------  ---------------------------------------
                                       2007    2006    2005    2004   2003(A)   2007    2006    2005    2004   2003(E)
                                      ------  ------  ------  ------  -------  ------  ------  ------  ------  -------
Accumulation Unit Value
  (beginning of period).............  $15.29  $12.98  $12.51  $11.44   $10.00  $17.93  $16.23  $14.00  $11.43   $10.00
Accumulation Unit Value
  (end of period)...................  $15.22  $15.29  $12.98  $12.51   $11.44  $20.32  $17.93  $16.23  $14.00   $11.43
Number of Units Outstanding
  (in 000s) (end of period).........   2,414   2,155   1,679   1,131      260   1,707   1,630   1,289     664       44


                                           JANUS ASPEN SERIES BALANCED--             JANUS ASPEN SERIES WORLDWIDE
                                                   SERVICE SHARES                       GROWTH--SERVICE SHARES
                                      ---------------------------------------  ---------------------------------------
                                       2007    2006    2005    2004   2003(A)   2007    2006    2005    2004   2003(A)
                                      ------  ------  ------  ------  -------  ------  ------  ------  ------  -------
Accumulation Unit Value
  (beginning of period).............  $12.83  $11.83  $11.18  $10.51   $10.00  $13.87  $11.97  $11.54  $11.23   $10.00
Accumulation Unit Value
  (end of period)...................  $13.91  $12.83  $11.83  $11.18   $10.51  $14.91  $13.87  $11.97  $11.54   $11.23
Number of Units Outstanding
  (in 000s) (end of period).........   1,488   1,418   1,254   1,004      387     448     370     334     250       88


                                         MFS(R) INVESTORS TRUST SERIES--              MFS(R) RESEARCH SERIES--
                                                  SERVICE CLASS                            SERVICE CLASS
                                     ---------------------------------------  ---------------------------------------
                                      2007    2006    2005    2004   2003(A)   2007    2006    2005    2004   2003(A)
                                     ------  ------  ------  ------  -------  ------  ------  ------  ------  -------
Accumulation Unit Value
  (beginning of period)............  $13.83  $12.49  $11.88  $10.88   $10.00  $14.47  $13.36  $12.64  $11.13   $10.00
Accumulation Unit Value
  (end of period)..................  $14.95  $13.83  $12.49  $11.88   $10.88  $16.06  $14.47  $13.36  $12.64   $11.13
Number of Units Outstanding
  (in 000s) (end of period)........      97      99      81      66       17     139     132     128      68       25


                                                                                NEUBERGER BERMAN AMT MID-CAP GROWTH
                                      MFS(R) UTILITIES SERIES--SERVICE CLASS             PORTFOLIO--CLASS S
                                     ---------------------------------------  ---------------------------------------
                                      2007    2006    2005    2004   2003(A)   2007    2006    2005    2004   2003(A)
                                     ------  ------  ------  ------  -------  ------  ------  ------  ------  -------
Accumulation Unit Value
  (beginning of period)............  $21.43  $16.65  $14.54  $11.39   $10.00  $15.91  $14.15  $12.69  $11.13   $10.00
Accumulation Unit Value
  (end of period)..................  $26.86  $21.43  $16.65  $14.54   $11.39  $19.11  $15.91  $14.15  $12.69   $11.13
Number of Units Outstanding
  (in 000s) (end of period)........   3,855   2,730   2,042     451        0     367     200     133      76        5


                                    ROYCE MICRO-CAP          ROYCE SMALL-CAP
                                      PORTFOLIO--              PORTFOLIO--              T. ROWE PRICE EQUITY INCOME
                                    INVESTMENT CLASS         INVESTMENT CLASS                  PORTFOLIO--II
                                -----------------------  -----------------------  ---------------------------------------
                                 2007    2006   2005(G)   2007    2006   2005(G)   2007    2006    2005    2004   2003(A)
                                ------  ------  -------  ------  ------  -------  ------  ------  ------  ------  -------
Accumulation Unit Value
  (beginning of period).......  $14.26  $11.98   $10.00  $12.35  $10.90   $10.00  $14.93  $12.81  $12.57  $11.16   $10.00
Accumulation Unit Value
  (end of period).............  $14.57  $14.26   $11.98  $11.88  $12.35   $10.90  $15.12  $14.93  $12.81  $12.57   $11.16
Number of Units Outstanding
  (in 000s) (end of period)...     654     499       68     582     405      148   3,245   2,850   2,261   1,233      292


--------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(e) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(g) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                                                                              VAN KAMPEN UIF EMERGING MARKETS
                                      VAN ECK WORLDWIDE HARD ASSETS                   EQUITY--CLASS II
                                 ---------------------------------------  ---------------------------------------
                                  2007    2006    2005    2004   2003(A)   2007    2006    2005    2004   2003(A)
                                 ------  ------  ------  ------  -------  ------  ------  ------  ------  -------
Accumulation Unit Value
  (beginning of period)........  $29.80  $24.36  $16.35  $13.42   $10.00  $28.37  $21.05  $16.01  $13.25   $10.00
Accumulation Unit Value
  (end of period)..............  $42.57  $29.80  $24.36  $16.35   $13.42  $39.16  $28.37  $21.05  $16.01   $13.25
Number of Units Outstanding
  (in 000s) (end of period)....   1,667   1,306     853     249       26     870     786     412     144       22


                                                               VICTORY VIF DIVERSIFIED STOCK--CLASS
                                                                             A SHARES
                                                              -------------------------------------
                                                               2007      2006      2005     2004(C)
                                                              ------    ------    ------    -------
Accumulation Unit Value
  (beginning of period)...................................    $13.21    $11.82    $11.06     $10.00
Accumulation Unit Value
  (end of period).........................................    $14.27    $13.21    $11.82     $11.06
Number of Units Outstanding
  (in 000s) (end of period)...............................       270       288       270         91


--------

(a) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

(c) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation (NYLIAC) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.

     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $82.4 billion at the end of 2007. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.

     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account's assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent on the investment performance of the Fixed Account, the DCA Advantage Plan Account and any other separate account of NYLIAC.

     The Separate Account currently has 73 Investment Divisions, 42 of which are available to all policyowners. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, Inc., all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor.

     We receive payments or compensation from some or all of the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and, in its role as an intermediary, the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table.



-------------------------------------------------------------------------------------
FUND                 INVESTMENT ADVISERS   ELIGIBLE PORTFOLIOS
-------------------------------------------------------------------------------------
MainStay VP Series   New York Life         MainStay VP Balanced;
Fund, Inc.           Investment            MainStay VP Bond;
                     Management LLC        MainStay VP Common Stock;
                                           MainStay VP Conservative Allocation;
                                           MainStay VP Floating Rate;
                                           MainStay VP Growth Allocation;
                                           MainStay VP Mid Cap Core;
                                           MainStay VP Moderate Allocation;
                                           MainStay VP Moderate Growth Allocation;
                                           MainStay VP S&P 500 Index;
                     Subadviser: MacKay    MainStay VP Capital Appreciation;
                     Shields LLC           MainStay VP Cash Management;
                     ("MacKay")            MainStay VP Convertible;
                                           MainStay VP Government;
                                           MainStay VP High Yield Corporate Bond;
                                           MainStay VP International Equity;
                                           MainStay VP Mid Cap Growth;
                                           MainStay VP Mid Cap Value;
                                           MainStay VP Small Cap Growth;
                                           MainStay VP Total Return;
                                           MainStay VP Value(1)
                     Subadviser:           MainStay VP ICAP Select Equity
                     Institutional
                     Capital LLC

                     Subadviser: Winslow   MainStay VP Large Cap Growth
                     Capital Management,
                     Inc.

                     Subadviser: Lord      MainStay VP Developing Growth
                     Abbett & Company LLC
-------------------------------------------------------------------------------------







----------
(1) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

--------------------------------------------------------------------------------------
FUND                    INVESTMENT ADVISERS    ELIGIBLE PORTFOLIOS
The Alger American      Fred Alger             Alger American SmallCap Growth(2)
Fund                    Management, Inc.
Calvert Variable        Calvert Asset          CVS Calvert Social Balanced Portfolio
Series, Inc.            Management Company,
                        Inc.
                        Subadvisers (equity
                        portion): New
                        Amsterdam Partners
                        LLC and SSgA Funds
                        Management, Inc. (No
                        subadviser on fixed
                        income portion)
Columbia Funds          Columbia Management    Columbia Small Cap Value Fund, Variable
Variable Insurance      Advisors, LLC          Series
Trust
Dreyfus Investment      The Dreyfus            Dreyfus IP Technology Growth
Portfolios              Corporation
Fidelity Variable       Fidelity Management
Insurance Products      and Research Company
Fund
                        Subadvisers: Fidelity  Fidelity(R) VIP Contrafund(R);
                        Management & Research
                        (U.K.) Inc.
                        ("FMRUK"),
                        Fidelity Management &
                        Research (Far East)
                        Inc. ("FMRFE"),
                        Fidelity Investments
                        Japan Limited
                        ("FIJL"), FMR Co.,
                        Inc. ("FMRC")
                        Subadviser: FMRC       Fidelity(R) VIP Equity-Income;
                        Subadvisers: FMRUK,    Fidelity(R) VIP Mid Cap
                        FMRFE, FIJL, FMRC
Janus Aspen Series      Janus Capital          Janus Aspen Series Balanced;
                        Management LLC         Janus Aspen Series Worldwide Growth
MFS(R) Variable         MFS(R) Investment      MFS(R) Investors Trust Series;
Insurance Trust(SM)     Management             MFS(R) Research Series;
                                               MFS(R) Utilities Series
Neuberger Berman        Neuberger Berman       Neuberger Berman AMT Mid-Cap Growth
Advisers Management     Management Inc.        Portfolio
Trust                   Subadviser: Neuberger
                        Berman, LLC
Royce Capital Fund      Royce & Associates,    Royce Micro-Cap Portfolio;
                        LLC                    Royce Small-Cap Portfolio
T. Rowe Price Equity    T. Rowe Price          T. Rowe Price Equity Income Portfolio
Series, Inc.            Associates, Inc.
Van Eck Worldwide       Van Eck Associates     Van Eck Worldwide Hard Assets
Insurance Trust         Corporation
The Universal           Morgan Stanley         Van Kampen UIF Emerging Markets Equity
Institutional Funds,    Investment Management
Inc.                    Inc.
Victory Variable        Victory Capital        Victory VIF Diversified Stock
Insurance Funds         Management Inc.


     Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance.

----------
(2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when We determine, in our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine it with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                 THE POLICIES(1)

     This is a flexible premium policy which means additional premium payments can be made. The policies are issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select, the interest credited on the Fixed Accumulation Value and the DCA Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.


----------
(1) For single premium policies, this section is modified as indicated in Appendix 1 of this Prospectus.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses listed in Question 16 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit suitable identification information, and at our discretion, may be required to submit financial information.

     Certain provisions of the policies may be different than the general descriptions in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions by your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity policies described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and liquidity preferences.

     The following chart outlines some of the different features for other New York Life variable annuities we offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge periods associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.

                                                                      NEW YORK LIFE                 NEW YORK LIFE
                                                                      PREMIUM PLUS/                    PLUS II
                                                                     PREMIUM PLUS II                  VARIABLE
                                                                   VARIABLE ANNUITY(#)               ANNUITY(#)
------------------------------------------------------------------------------------------------------------------------
Surrender Charge Period                                                  8 years                       7 years
                                                                  (8%, 8%, 8%, 8%, 7%,              (7%, 7%, 7%,
                                                                       6%, 5%, 4%                  6%, 6%, 5%, 4%
                                                                     --based on each               --based on each
                                                                 premium payment date)*         premium payment date)
DCA Advantage Account                                                      Yes                           Yes
                                                                    (6-month account)               (6-, 12- and
                                                                                                 18-month accounts)
Interest Sweep                                                             Yes                           Yes
Premium Credit                                                             Yes                           No
Fixed Account                                                              Yes                           Yes
                                                                        One year                     - One year
                                                                                                    - Three year
Reset Death Benefit Guarantee                                    Annual Reset at Age 80        Annual Reset at Age 80
Annual Death Benefit Reset Charge                                          N/A                           N/A
Mortality and Expense Risk and Administration Costs Charge       1.60% for New York Life                1.45%
                                                                  Premium Plus Variable
                                                                         Annuity               Based on assets of the
                                                                                             Separate Account. Charge is
                                                                 1.75% for New York Life          reflected in the
                                                                Premium Plus II Variable      Accumulation Unit Value.
                                                                         Annuity

                                                                 Based on assets of the
                                                               Separate Account. Charge is
                                                                    reflected in the
                                                                Accumulation Unit Value.
Annual Policy Service Charge                                               $30                           $30
Minimum Cash Value Required to Waive Annual Policy Service              $100,000                       $50,000
Charge


                                                                      NEW YORK LIFE                 NEW YORK LIFE
                                                                         SELECT                         ELITE
                                                                        VARIABLE                      VARIABLE
                                                                       ANNUITY(#)                    ANNUITY(#)
------------------------------------------------------------------------------------------------------------------------
Surrender Charge Period                                                  3 years                       8 years
                                                                       (8%, 8%, 7%                (8%, 8%, 8%, 7%,
                                                                     --based on each               6%, 5%, 4%, 3%
                                                                  premium payment date)            --based on each
                                                                                               premium payment date)*
DCA Advantage Account                                                      Yes                           Yes
                                                               (6- and 12-month accounts)         (6-month account)
Interest Sweep                                                             Yes                           Yes
Premium Credit                                                             No                            No
Fixed Account                                                              Yes                           Yes
                                                                        One year                      One year
Reset Death Benefit Guarantee                                    Annual Reset at Age 80            Optional Annual
                                                                                                   reset to age 80
Annual Death Benefit Reset Charge                                          N/A                Ages 65 or younger: 0.30%
                                                                                                Ages 66 to 75: 0.35%
Mortality and Expense Risk and Administration Costs Charge                1.85%                         1.70%

                                                                 Based on assets of the       Based on Adjusted Premium
                                                               Separate Account. Charge is     Payments. Charge is not
                                                                    reflected in the              reflected in the
                                                                Accumulation Unit Value.      Accumulation Unit Value.
Annual Policy Service Charge                                               $50                           $30
Minimum Cash Value Required to Waive Annual Policy Service              $100,000                      $100,000
Charge




    All policies and features may not be available in all jurisdictions.
(#)   Each formerly a MainStay Variable Annuity.
*  May be different in certain jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with the tax-qualified plan listed below.

     - Section 408 or 408A Individual Retirement Annuities (IRAs), including Roth IRAs, Inherited IRAs and SEPs.

     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.

     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:

     - A guaranteed death benefit, as explained in this Prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other investment divisions offered under the policy.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application with a registered representative. The application will be sent along with your initial premium payment to NYLIAC. In addition, in jurisdictions where permitted, you can also instruct a broker-dealer or bank with whom NYLIAC has entered into an agreement to forward the initial premium payment along with a Policy Request to Us. If the application or Policy Request supplied by a broker-dealer or bank is complete and accurate and We have received all other information necessary to process the application, We will credit the initial premium payment within two Business Days after receipt. If We cannot credit the initial premium payment within five Business Days after We receive it because the application or Policy Request is incomplete or inaccurate, We will contact you, the broker-dealer or the bank providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. YOU ARE ENCOURAGED TO SEND SUBSEQUENT PREMIUM PAYMENTS DIRECTLY AS INDICATED IN THE RESPONSE TO QUESTION 16. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner.

     If We issue your policy based on a Policy Request, We will require you to provide to Us either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to Us, or, where required by applicable state law or regulation, a signed application form. Also, policy transactions may not be made unless the Beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and We will process transactions requested with respect to the policy without requiring a signature guarantee.

     We will allocate initial premium payments directly to the Investment Divisions, the Fixed Account or the DCA Advantage Plan Account in accordance with your initial allocation instructions. We will allocate subsequent premium payments in accordance with your most recent instructions on file with Us.

     You may allocate the initial premium payment to the Investment Divisions and the DCA Advantage Plan Account, plus the Fixed Account you have chosen immediately. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received at NYL Annuity Service Center. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.

     Unless We permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies, $5,000 for Non-Qualified Policies that are not issued to fund a Pension Plan and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The minimum additional premium payment is $2,000 for Qualified and Non-Qualified Policies that are not issued to fund a Pension Plan, or such lower amount as we may permit at any time, and $10,000 for Non-Qualified Policies issued to fund a Pension Plan. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by Us. You may make additional premium payments at any time before the Annuity Commencement Date until 12 months after you or the Annuitant reaches age 80, and while you and the Annuitant are living. The maximum amount of premium payments we accept is up to $1,000,000 without prior approval. If you select the DCA Advantage Plan Account, the minimum amount that must be allocated is $5,000. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until the NYL Annuity Service Center receives a written request to reinstate it in a form acceptable to Us at one of the addresses noted in Question 16 of this Prospectus, and We agree.

     CREDIT(1)

     We will apply a Credit to your Accumulation Value at the time of each premium payment. The Credit is calculated as a percentage of each premium payment. The percentage will depend on the Credit Rate schedule then in effect, and will never be less than 2%. The Credit Rate applicable to a premium payment varies, depending on the total amount of premium payments received under the policy ("Total Accumulated Premiums"). Withdrawals will not reduce Total Accumulated Premiums. In addition, if We receive more than one premium payment within 180 days of the Policy Date, We will adjust the Credits applied to such payments using the Credit Rate applicable to the later payment(s) made during that period. We will apply any additional Credit amounts resulting from such

----------
(1) For single premium policies, "Credit" is modified as indicated in Appendix 1 to this Prospectus.

adjustments as of the date We receive the later premium payment. As of the date of this prospectus, the Credit Rate schedule is as follows:


            CREDIT RATE SCHEDULE
--------------------------------------------
                               CREDIT RATE
    TOTAL ACCUMULATED        (AS A % OF EACH
        PREMIUMS            PREMIUM PAYMENT)
------------------------    ----------------
                but less
  at least          than
----------    ----------
   minimum    $   50,000          3.00%
$   50,000    $  100,000          3.25%
$  100,000    $  500,000          4.00%
$  500,000    $1,000,000          5.00%
$1,000,000*   $2,500,000          5.00%
$2,500,000*   $5,000,000          5.00%
$5,000,000*    unlimited          5.00%



---------------
* Total Accumulated Premiums in excess of up to $1,500,000 (withdrawals do not reduce Accumulated Premiums) are subject to prior approval. (See "POLICY APPLICATION AND PREMIUM PAYMENTS.")

     With notice to you, in Our sole discretion, We may change both the Credit Rates and the Total Accumulated Premiums brackets applicable to future premium payments under your policy. Subsequent premium payments will receive the Credit Rate then in effect for the applicable bracket. In setting the Credit Rates and associated brackets, NYLIAC will consider fixed and variable expenses incurred in policy issue, servicing and maintenance, the average length of time that policies issued remain in force along with the mortality experience of those policies, and NYLIAC's competitive position in the market place.

     We will deduct the amount of the Credit from the amount returned to you if you cancel your policy within the Free-Look period. (See "YOUR RIGHT TO CANCEL ("Free Look").") Also in jurisdictions where permitted, we will deduct from the death benefit proceeds any Credit applied within the 12 months immediately preceding the death of the owner or Annuitant. (See "DEATH BEFORE ANNUITY COMMENCEMENT.")

     Credits are allocated to the same Allocation Alternatives based on the same percentages used to allocate your premium payments. We do not consider Credits to be premium payments for purposes of any discussion in this prospectus. Credits are also not considered to be your investment in the policy for tax purposes.

     Fees and charges for a policy with a Credit may be higher than those for other policies. For example, We use a portion of the surrender charge and Separate Account charge to help recover the cost of providing the Credit under the policy. (See "CHARGES AND DEDUCTIONS" and "SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU.") Over time, the amount of the Credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a New York Life Premium Plus Variable Annuity or a New York Life Premium Plus II Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which might have lower fees but no Credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period. Under certain circumstances (such as a period of poor market performance), the fees and charges associated with the Credit may exceed the sum of the Credit and any related earnings. You should consider this possibility before purchasing the policy.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYL Annuity Service Center receives the policy along with a written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. Otherwise, you will receive from Us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYL Annuity Service Center receives the policy along with a written request for cancellation in a form acceptable to Us, less the Credit, but without any deduction for premium taxes or a surrender charge. We will set forth this provision in your policy.

     ISSUE AGES

     To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 80, unless We agree otherwise.

     For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the owner/Annuitant is between the ages of 18 and 75 (0-75 for Inherited IRAs). We will accept additional premium payments until 12 months after the Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan jurisdiction or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the DCA Advantage Plan Account. Transfers made from the DCA Advantage Plan Account to the Investment Divisions are subject to different limitations (See "THE DCA ADVANTAGE PLAN.") Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, and the DCA Advantage Plan, the minimum amount that you may transfer from an Investment Division is $500. Except for traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     NYLIAC reserves the right to charge up to $30 per transfer for each transfer in excess of 12 in any one Policy Year, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan will not count as a transfer toward the 12 transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See "THE FIXED ACCOUNT.")

     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which we receive the transfer request. (See "DELAY OF PAYMENTS.") Generally, faxed requests for transfers are not acceptable and will not be honored. In certain limited circumstances, however, we permit certain broker-dealers, Registered Representatives, or investment advisors ("third parties") to make transfers on behalf of certain policyowners and to make such transfers by fax transmission. Permitting faxed transfer requests under these circumstances facilitates our ability to monitor transfer activity for the affected policies. However, the transfer parameters and the policies and procedures discussed above and below apply to faxed transfer requests made by such third parties in the same manner as they apply to transfer requests made directly by policyowners.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.

     Currently, if you or someone acting on your behalf requests, IN WRITING, BY TELEPHONE, AND/OR ELECTRONICALLY, transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60 day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus. We will provide you with written notice when We take this action.

     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, we cannot guarantee that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by Us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

              a) impeding a portfolio manager's ability to sustain an investment objective;

              b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

              c) causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

     PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS

     You may authorize Us to accept telephone/Web instructions from you or other individuals you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives and/or the DCA Advantage Plan, partial withdrawals, periodic partial withdrawals, traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, or to reset or cancel the Investment Protection Plan Rider. To authorize other individuals to have access to your policy information and to make transfers, allocation changes and other permitted transactions, you must send to the NYL Annuity Service Center a Telephone/Web Authorization Form completed in a form acceptable to Us to one of the addresses listed in Question 16 of this Prospectus. We may revoke Telephone/Web Authorization privileges for certain policyowners (See "LIMITS ON TRANSFERS"). Telephone/Web Authorization may be elected, changed or canceled at any time. You, or other individuals you designate, may effect transactions by telephone and speaking with a service representative at (800) 762-6212 or on the Web. Furthermore, We will confirm all telephone/Web transactions in writing. Not all transactions are available on the Web.

     NYLIAC is not liable for any loss, cost or expense for action on telephone/Web instructions which are believed to be genuine in accordance with these procedures. We must receive telephone/Web transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     We make telephone/Web services available at our discretion. In addition, availability of telephone/Web services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable.

     DOLLAR COST AVERAGING PROGRAMS

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC also offers the DCA Advantage Plan under which you may utilize a 6-month

DCA Account. (See "THE DCA ADVANTAGE PLAN.") We do not count transfers under the dollar cost averaging programs as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how Dollar Cost Averaging works. In the example, we have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

             AMOUNT       ACCUMULATION     ACCUMULATION UNITS
MONTH     TRANSFERRED      UNIT VALUE           PURCHASED
  1           $100           $10.00               10.00
  2           $100           $ 8.00               12.50
  3           $100           $12.50                8.00
  4           $100           $ 7.50               13.33
Total         $400           $38.00              43.83



                   The average unit price is calculated as follows:

  Total share         $38.00
     price            ------
---------------    =     4      =  $9.50
   Number of
     months



                   The average unit cost is calculated as follows:

   Total amount
    transferred
------------------    =  $400.00    =  $9.13
    Total units          -------
     purchased            43.83



     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit was $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all of the money has been allocated to the Investment Divisions of your choice or the balance in the Investment Divisions you are transferring from is less than $100.00, the Traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactivate this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process a transfer under our Traditional Dollar Cost Averaging option, NYL Annuity Service Center must have received a completed Traditional Dollar Cost Averaging request form or have received a request by telephone (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS") no later than one week prior to the date the transfers are to begin. All completed Traditional Dollar Cost Averaging request forms must be sent to the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus.

     You may cancel the Traditional Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus or by telephone (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as we may determine. You may not elect the Traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     All written requests must be sent to the address listed in Question 16 of this Prospectus. Facsimile requests will not be accepted or processed.

     This feature is available to you at no additional cost.

     (b) The DCA Advantage Plan

     This feature permits you to set up automatic Dollar Cost Averaging using the 6-month DCA Advantage Plan Account when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the Traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options. In order to obtain the DCA Advantage Account, you must send a completed DCA Advantage Account request form to the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus.

     You must allocate a MINIMUM OF $5,000 to the DCA Advantage Plan Account. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Account are to be made. However, you may not select the DCA Advantage Plan Account if its duration would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Account will be transferred to the Investment Divisions and/or the Fixed Account in 6 monthly transfers. Dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of the DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.

     You may not have more than one DCA Advantage Plan Account open at the same time. Accordingly, any subsequent premium payment we receive for a DCA Advantage Plan Account that is already open will be allocated to that same DCA Advantage Plan Account and will earn the interest rate in effect on that day. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 6-month DCA Advantage Plan Account under which the 6-month term will end on December 31, 2008 and you make a subsequent premium payment to the 6-month DCA Advantage Plan Account before December 31, 2008, we will allocate the subsequent premium payment to the same 6-month DCA Advantage Plan Account already opened and transfer the entire value of the 6-month DCA Advantage Plan Account to the Investment Divisions and/or Fixed Account by December 31, 2008 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 6-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account, after the duration has expired, the Plan will be reactivated for a new 6-month period and will earn the interest rate in effect on the Business Day the new premium payment is received at NYL Annuity Service Center.

     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Account. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNT FROM ANY ALLOCATION ALTERNATIVE.

     This feature is available to you at no additional cost.

     AUTOMATIC ASSET REALLOCATION

     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option. To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to the NYL Annuity Service Center at one of the addresses listed in

Question 16 of this Prospectus. NYL Annuity Service Center must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date the transfers are to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. You may not elect the Automatic Asset Reallocation option if you have selected the Traditional Dollar Cost Averaging option.

     You can cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus or by telephone. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") Facsimile requests will not be accepted or processed. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as we may determine.

     This feature is available to you at no additional cost.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to one or any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers. To process an Interest Sweep transfer, you must send a completed Interest Sweep request form to the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus. NYL Annuity Service Center must receive a completed Interest Sweep request form at least five Business days prior to the date the transfers are scheduled to begin. If NYL Annuity Service Center does not receive a completed Interest Sweep request form within the five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month).

     You may request the Interest Sweep option in addition to either Traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the Traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, we will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep option, you must send a written cancellation request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus or by telephone (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") Facsimile requests will not be accepted or processed. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as we may determine.

     This feature is available to you at no additional cost.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $100 (or such lower amount as We may permit). You may also allocate all or a portion of each premium payment to the DCA Advantage Plan Account. The minimum amount that you may allocate to the DCA Account is $5,000. (See "THE DCA ADVANTAGE PLAN.") We will allocate the initial premium payment to the Allocation Alternatives and/or the DCA Advantage Plan Account you have specified within two Business Days after receipt. We will allocate additional premium payments to the Allocation Alternatives and/or the DCA Advantage Plan Account at the close of the Business Day on which they are received at NYL Annuity Service Center. We will apply Credits to the same Allocation Alternatives and/or the DCA Advantage Plan Account based on the same percentages used to allocate your premium payments.

     We will credit that portion of each premium payment (and any Credit thereon) you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider (for IRA, Roth IRA, Inherited IRA policies and all Non-Qualified policies except policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies). As described below, these riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan Rider
(IPP)* and the Enhanced Beneficiary Benefit (EBB) Rider, each at an additional cost. If you elect the EBB Rider and your spouse is the sole primary Beneficiary, your policy will also include the Enhanced Spousal Continuance
(ESC) Rider at no extra charge. Each of the riders is available only in those jurisdictions where it has been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, the policyowner may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% Internal Revenue Service ("IRS") penalty. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. The policyowner is no longer eligible for the benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider. This rider is in effect in all jurisdictions where approved.

     (b) Unemployment Benefit Rider

     For all IRA, Roth IRA, Inherited IRA policies, and all Non-Qualified Policies (except policies issued to fund a Pension Plan), should you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for, and are receiving, unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification. There is no additional charge for this rider.

     (c) Investment Protection Plan Rider (Optional)

     THE INVESTMENT PROTECTION PLAN (IPP) RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. To select this rider while the Policy is in force, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus. While this rider is in effect, we will deduct a charge from your Accumulation Value

----------
* In Oregon, this rider is called the Accumulation Value Protection Plan.

on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect. (See "OTHER CHARGES--INVESTMENT PROTECTION PLAN RIDER CHARGE.") When you make a partial withdrawal, We will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

          (i) At the time of application: The amount that is guaranteed will equal the initial premium payment and Credit thereon plus any additional premium payments and Credits thereon We receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

          (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date We receive your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date We receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals thereafter. We will also reset a new charge for the Rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--OTHER CHARGES--INVESTMENT PROTECTION PLAN RIDER CHARGE" and "OTHER
                CHARGES--RIDER RISK CHARGE ADJUSTMENT.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. All written requests must be sent to the address listed in Question 16 of this Prospectus. Facsimile requests will not be accepted or processed. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to Us at the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, we will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the Rider. However, to the extent permitted by state law, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and We will not refund any Investment Protection Plan Rider charge that may have been deducted. (See "CHARGES AND DEDUCTIONS--OTHER CHARGES--RIDER RISK CHARGE ADJUSTMENT.") The cancellation of the rider will be effective as of the date We or the Registered Representative receive your cancellation request.

     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is younger than age 66 on the date the rider takes effect. This rider is not available on TSA and Inherited IRA policies.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years. In addition, this rider has no impact on any amounts paid upon your death or the death of the Annuitant.

     Partial withdrawals will reduce the guaranteed amount and the amount of charges assessed for the rider. However, please note that charges assessed for this rider prior to the date of any partial withdrawal (including required minimum distributions from IRAs) will not be retroactively adjusted.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals (including required minimum distributions from IRAs) will impact the guaranteed amount. In this example, we have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) a Credit of $4,000 is applied to your policy;

          (4) no additional premium payments are made;

          (5) a withdrawal of $20,000 is made in the eighth Policy Year;

          (6) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (7) the Accumulation Value on the tenth Policy Anniversary has decreased to $50,000.

     The guaranteed amount at time of application was $104,000. When the partial withdrawal was made in the eighth Policy Year, we reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000) x $104,000 = $26,000

     To determine the new guaranteed amount after the withdrawal, we subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($104,000 - $26,000) = $78,000. If this policy is surrendered in the tenth Policy Year, the policy owner receives $78,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (Optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

AGE OF OLDEST OWNER                          RANGE OF
OR ANNUITANT                                 APPLICABLE PERCENTAGES
-------------------                          ----------------------
70 or younger                                Not less than 40% nor greater than 60%
71 to 75 inclusive                           Not less than 20% nor greater than 40%


     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments.

     There will be no payment under the EBB Rider if on the date we calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (See "THE POLICIES"--Riders--Enhanced Spousal Continuance Rider), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in "THE POLICIES--Riders-- Enhanced Spousal Continuance Rider," except for policies issued to fund a Pension Plan, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. YOU WILL FORFEIT ANY BENEFITS UNDER THE EBB RIDER IF YOU ELECT TO RECEIVE INCOME PAYMENTS, OR SURRENDER OR TRANSFER YOUR POLICY. IF YOU EXPECT TO DO ANY OF THESE, THE EBB RIDER MAY NOT BE APPROPRIATE FOR YOU.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                         Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (Optional)

     If you elect the EBB Rider at the time of application (see previous section), your policy will, subject to jurisdictional availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or policies issued to fund a Pension Plan.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Account).

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICYOWNER INQUIRIES

     Your inquiries should be addressed to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686 (or for Express Mail: National City Corporation, Attn: NYL Annuity Service Center/Lockbox #2400, 5635 S. Archer Ave., Chicago, IL 60638) or call 1-800-762-6212.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks, or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?"). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                            CHARGES AND DEDUCTIONS(1)

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Account from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Account is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Account.

     The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, we deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first four Payment Years following the premium payment to which such withdrawal or surrender is attributable is 8% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the eighth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

PAYMENT YEAR                                                  SURRENDER CHARGE
------------                                                  ----------------
1...........................................................         8%
2...........................................................         8%
3...........................................................         8%
4...........................................................         8%
5...........................................................         7%
6...........................................................         6%
7...........................................................         5%
8...........................................................         4%
9+..........................................................         0%


     In no event will the aggregate Surrender Charge applied under the policy exceed 8.5% of the total premiums paid.


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(1) For single premium policies, surrender charges are modified as indicated in Appendix 1 of this Prospectus.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

          (a) on amounts you withdraw in any one Policy Year that are less than or equal to the greatest of (i) 10% of the Accumulation Value as of the last Policy Anniversary; (ii) 10% of the Accumulation Value at the time of surrender or withdrawal or (iii) the Accumulation Value less accumulated premium payments, all less any Surrender Charge free withdrawals during the Policy Year;

          (b)  if NYLIAC cancels the policy;

          (c) when we pay proceeds upon the death of the policy owner or the Annuitant;

          (d) when you select a Life Income Payment option in any Policy Year after the first Policy Year;

          (e) when a required minimum distribution as calculated by NYLIAC is made under a Qualified Policy (this amount will, however, count against the first exception described above);

          (f) on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code (this amount will, however, count against the first exception described above); and

          (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider.

     OTHER CHARGES

     (a) Separate Account Charge

     Prior to the Annuity Commencement Date, We deduct a daily charge from the assets of the Separate Account to compensate Us for certain mortality and expense risks We assume under the policies and for providing policy administrative services. The charge equals 1.60% (annualized) and 1.75% (annualized) of the daily average Variable Accumulation Value for New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, respectively. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services. We expect to make a profit from this charge, which We may use for any purpose, including expenses associated with the Credit.

     (b) Policy Service Charge

     We deduct an annual policy service charge of $30 each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $100,000. We deduct the annual policy service charge from each Allocation Alternative and the DCA Advantage Plan Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary and date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (c) Investment Protection Plan Rider Charge (Optional)

     If you selected the Investment Protection Plan Rider (in jurisdictions where available), We will deduct a charge quarterly each policy quarter that the Rider is in effect based on the amount that is guaranteed. (See "RIDERS--INVESTMENT PROTECTION PLAN RIDER.") We will deduct the charge from each Allocation Alternative and the DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at our sole discretion. The current charge for this Rider is 0.45% of the amount that is guaranteed, applied on a quarterly basis (0.1125% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new charge for the Rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the Rider or on the effective date of any reset will not change after the date the Rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (d) Rider Risk Charge Adjustment* (Optional)

     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, We will deduct a one-time Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date We receive your cancellation request (at one of the addresses listed in Question 16 of this Prospectus). (See "RIDERS--INVESTMENT PROTECTION PLAN RIDER.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the adjustment for a particular policy once it is set on the date the Rider takes effect. The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed. We may set a lower charge at our sole discretion. You should check with your registered representative to determine the percentage We are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.

     (e) Enhanced Beneficiary Benefit Rider Charge (Optional)

     If you elect the EBB Rider (in jurisdictions where available), We will deduct a charge quarterly for each policy quarter that the rider is in effect based on the Accumulation Value. This charge will be deducted from each Allocation Alternative and DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you elect this Rider. This charge will not change once your policy is issued.

     (f) Fund Charges

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under the Dollar Cost Averaging Programs, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number

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* The Rider Risk Charge does not apply to policies issued in Oregon. For Oregon policies, please disregard all references to the Rider Risk Charge Adjustment throughout this Prospectus.

of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when a request for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                        DISTRIBUTIONS UNDER THE POLICY(1)

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") Facsimile requests will not be accepted or processed. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation value at the end of the Business Day that the NYL Annuity Service Center receives the written or telephonic surrender or withdrawal request, less any outstanding loan balance, surrender charges, taxes that We may deduct, and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum

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(1) For single premium policies, this Section is modified as indicated in Appendix 1 of this Prospectus.

to you unless you elect an Income Payment method. (See "INCOME PAYMENTS.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Account in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Account, we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Account from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Account, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. To process Periodic Partial Withdrawals, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received fewer than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.") If you do not specify otherwise, We will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not elect to receive periodic partial withdrawals from the DCA Advantage Plan Account.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and SEP IRAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum(1).

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. The earliest possible Annuity Commencement Date is the first Policy Anniversary. If We agree, you may change the Annuity Commencement Date to an earlier date. The latest possible Annuity Commencement Date is the Annuitant's 90(th) birthday. You may also defer the Annuity Commencement Date to a later date if We agree to it, provided that We receive a written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, calculated as of the date NYL Annuity Service Center receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 16 of this Prospectus. That amount will be the greatest of:

     (a) The Accumulation Value, less any outstanding loan balances, less Credits applied within the 12 months immediately preceding death (in jurisdictions where permitted);

     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals, less any rider charges; or

     (c) the "reset value" plus any additional premium payments and Credits made since the most recent "Reset Anniversary," unless the Credits occur within the immediately preceding 12 months of death (in jurisdictions where permitted), less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges since the last Reset Anniversary.

     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the first Policy Anniversary, We calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, plus any premium Credits less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments and premium Credits since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.

     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by (a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first Policy Year; or (b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender changes on those withdrawals, in the second and subsequent Policy Years.

     We have set forth below an example of how the death benefit is calculated annually. In this example, we have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) a Credit of $8,000 is applied to your policy;

     (3) the Accumulation Value immediately preceding the withdrawal is $250,000;


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(1) For single premium policies, this answer is modified as indicated in Appendix 1 of this Prospectus.

     (4) a $20,000 withdrawal is made after the second Policy Anniversary;

     (5) the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and

     (6) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:

          (a) Accumulation Value: $175,000

          (b) Premium payments less any partial withdrawals: $180,000 ($200,000
              - $20,000); or

          (c) Reset Value -- the greater of:

             a) Current Accumulation Value: $175,000; and

             b) Last Reset Value, plus premiums, less proportional withdrawals.
                That is:

                    $220,000 + $0 - ($20,000/$250,000 x $220,000)

                    = $220,000 - (0.08 x $220,000)

                    = $220,000 - $17,600

                    = $202,400

     In this example, your Beneficiary(ies) would receive $202,400.

     The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such withdrawals, less any rider charges), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and the DCA Advantage Plan Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that we may offer at any time.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or

          (ii) under another Income Payment option We may offer at the time.

     Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the policy owner's death. (See "INCOME PAYMENTS.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner and,
(b) the Annuitant, if you were the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after the NYL Annuity Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 16 of this Prospectus, subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may change the Income Payment option or request any other method of payment We agree to. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus. However, once payments begin, you may not change the option chosen. If the Life Income Payment Option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. If you select an Income Payment Option with a 10 year guarantee, your payments will be less than those you would receive under an option without the guarantee. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date the NYL Annuity Service Center receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request at one of the addresses listed in Question 16 of this Prospectus.

     Situations where payment may be delayed:

     1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

          (a) The New York Stock Exchange (NYSE) is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

          (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

          (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     2. We may delay payment of any amounts due from the Fixed Account and/or the DCA Advantage Plan Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or DCA Advantage Plan Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

     3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to Us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. To change the Beneficiary, you must send us a written request in a form acceptable to Us to the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.

     For policies issued through a Policy Request, the Beneficiary will be the policy owner or his/her estate until the Beneficiary is designated as described under "POLICY APPLICATION AND PREMIUM PAYMENTS."

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)

     Under 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or has a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the policy. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loans taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph, or for determining whether any plan or loan is subject to and/or complies with ERISA. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions and/or DCA Advantage Plan Account on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.

     For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy.

     For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moody's Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.

     For plans not subject to ERISA, the interest rate paid by the policy owner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate as stated on the Policy Data Page. For plans subject to ERISA, We will apply the interest charged on the loan at the then current prime rate plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate as stated on the Policy Data Page. For all plans, We will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis not less frequent than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default We will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of 25 years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policy owner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) TSA plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans.

                                THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account or the DCA Advantage Plan Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least the minimum guaranteed interest rate as stated on the Policy Data Page to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments, any Credit thereon, and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount will be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out (FIFO) basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or the DCA Advantage Plan, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests either in writing in a form acceptable to Us and sent to the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus, or by telephone in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE/WEB TRANSACTIONS.") Facsimile requests will not be accepted or processed.

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

                         THE DCA ADVANTAGE PLAN ACCOUNT

     Like the Fixed Account, the DCA Advantage Plan Account is also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Account is not registered under the federal securities laws. The information contained in the first paragraph under "THE FIXED ACCOUNT" equally applies to the DCA Advantage Plan Account.

     NYLIAC will set interest rates in advance for each date on which We may receive a premium payment to the DCA Advantage Plan Account. We will never declare less than the annual effective rate as stated on the Policy Data Page. Premium payments into the DCA Advantage Plan Account and any Credit thereon will receive the applicable interest rate in effect on the Business Day We receive the premium payment. Interest rates for subsequent premium payments made into the DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that We declare is credited only to amounts remaining in the DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate. Please note that interest credited under the DCA Advantage Account will exceed the actual investment earnings of NYLIAC less appropriate risk and expense adjustments. Excess interest amounts credited to the DCA Advantage Account will be recovered by fees and charges associated with the Investment Divisions in later Policy Years. The interest credited in later Policy Years may be less than that for the first Policy Year.

                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the IRS. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's or, where the policyowner is not an individual, the Annuitant's death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary, or (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 403(b), 408 and 408A of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b)(TSA) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. NYLIAC is no longer issuing this policy for use as a Code section 403(b) TSA contract. However, the final Code section 403(b) regulations, which are described below, may still apply to your existing NYLIAC Code section 403(b) TSA contract.

     Important Information Regarding Final Code Section 403(b) Regulations

     On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

     Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a

     "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.

     Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

     In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.

     The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

     You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Inherited IRAs. This policy may also be issued as an inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. Beginning in 2007, a non-spouse beneficiary of an eligible retirement plan (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) may, if the plan so permits and all applicable requirements are met, directly rollover a distribution from such plan into an Inherited IRA. The named Beneficiary of the original IRA policy or eligible retirement plan (as the case may be) will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

     Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution ("RMD") must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's or eligible retirement plan participant's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054. We pay sales commissions to selling firms, a portion of which is then paid to registered representatives.

     The policies are sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC. Your registered representative may be qualified to offer many forms of life insurance, annuities, and other investment products. Your registered representative can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells and on the specific payment arrangements of the relevant broker-dealer. The average commissions payable for policy sales by selling firms is not expected to exceed 7% of all premiums received.

     In addition to commissions, we may pay certain broker-dealers compensation for: (1) "preferred product" treatment of the policies in their marketing programs, which may include enhanced marketing services and increased access to their registered representatives; (2) sales promotions relating to the policies;
(3) costs associated with sales conferences and educational seminars for their registered representatives; and (4) other sales expenses incurred by them. The amount of compensation paid to any broker-dealer may vary depending on the aggregate cash values of the policies sold by such firm. The average amount paid for all New York Life variable annuities during 2007 to such broker-dealers under such arrangements was .02% of premium received on all New York Life variable annuities, equivalent to $2 on a $10,000 premium payment. A portion of the payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. Compensation paid to the broker-dealers is designed to encourage the sale of New York Life variable annuities by such firms.

     Commissions or overrides may also be paid to unaffiliated broker-dealers providing wholesaling services such as sales support and training for registered representatives who sell the policies. Commissions and other payments described above are not charged directly to policyowners or to the separate account. We intend to recoup these amounts over time from revenues generated under the policies.

     The total commission paid for New York Life Premium Plus policies during the fiscal years ended December 31, 2007, 2006 and 2005 were $220,241, $288,083 and $377,672 (including commissions paid in the amount of $25,209 on the AmSouth Premium Plus polices renamed New York Life Premium Plus*) respectively, none of which was retained by NYLIFE Distributors.

     The total commission paid for New York Life Premium Plus II policies during the fiscal years ended December 31, 2007, 2006 and 2005 were $88,012, $92,603 and $204,733 (including commissions paid in the amount of $29,480 on the AmSouth Premium Plus II polices renamed New York Life Premium Plus II**), respectively, none of which was retained by NYLIFE Distributors.

     The policies are sold and premium payments are accepted on a continuous basis.

     Certain New York Life employees who are involved in the sales process may receive compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.


----------
 * Formerly MainStay Premium Plus Variable Annuity.

** Formerly MainStay Premium Plus II Variable Annuity.

                            TABLE OF CONTENTS FOR THE
                    STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                                                  PAGE
                                                                                  ----


THE POLICIES....................................................................     2
  Valuation of Accumulation Units...............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation...................     3
  Tax Status of the Policies....................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS................................   F-1



How to obtain a New York Life Premium Plus Variable Annuity and New York Life
                            Premium Plus II Variable
                  Annuity Statement of Additional Information.

The New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity Statement of Additional Information is posted on Our Website, www.NewYorkLifeAnnuities.com. For a paper copy of the Statement of
    Additional Information, call (800) 762-6212 or send this request form to:

                           NYL Annuity Service Center
                              2400 Reliable Parkway
                                Chicago, IL 60686

--------------------------------------------------------------------------------
 Please send me a New York Life Premium Plus Variable Annuity and New York Life
                            Premium Plus II Variable
         Annuity Statement of Additional Information dated May 1, 2008:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                   APPENDIX 1

                          PROSPECTUS DATED MAY 1, 2008

     NYLIAC is offering in the states of Alabama, Connecticut, Maryland, Massachusetts, New Jersey, New York, Oregon, South Carolina, and Washington an individual single premium version of the policies. This Appendix modifies the May 1, 2007 Prospectus for the Policies to describe the single premium version of the policies.

     All capitalized terms have the same meaning as those in the Prospectus.

     The principal differences between the single premium version and the flexible premium version of the policies are as follows. Under the single premium policies:

     (1) You can only make one premium payment;

     (2) There is a lower surrender charge; and

     (3) The minimum premium payment is $5,000 for both Qualified and Non-Qualified policies and $10,000 for Pension Plans.

     Accordingly, for single premium policies, the Prospectus is amended in the following respects:

I. SINGLE PREMIUM ONLY

     When reading this Appendix together with the prospectus, keep in mind that only one premium payment is permitted under the single premium policies and only one Credit will be applied to such premium payment. Exceptions to this rule apply only in cases where part of your purchase payment is funded from another source, such as a 1035 exchange, rollover, or transfer from an institution. In such cases, we may receive parts of your purchase payment on different Business Days.

     Accordingly, except in the circumstances described above, all references throughout the Prospectus to premium payments in the plural (and any Credits thereon) should be read to mean the singular. Further, references to allocations of premium payments (and any Credits thereon) should be read to mean an allocation of the premium or any portion thereof (and any Credit thereon). Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy. The Credit Rate is shown on the Policy Data Page of your policy.

     In addition, on page 3, replace the definition of "Credit" with the following:

          CREDIT--An amount we will apply to your Accumulation Value at the time of your premium payment. The Credit is calculated as a percentage ("Credit Rate") of the premium payment.

     Replace all references to "Payment Year" throughout the Prospectus with "Policy Year," and delete the definition of "Payment Year."

     Replace question "6" in the Prospectus with the following:

     6. WHAT IS THE MINIMUM AND MAXIMUM PREMIUM PAYMENT?

          Unless We permit otherwise, the minimum initial premium payment is $5,000 for both Qualified and Non-Qualified Policies and $10,000 for policies issued to fund a Pension Plan. We will accept up to $1,000,000 premium payment without prior approval. For Qualified policies, you may not make a premium payment in excess of the amount permitted by law for the plan.

II. SURRENDER CHARGE

     Under the single premium policies, the surrender charge is as follows:

                                                                   SURRENDER
POLICY YEAR                                                          CHARGE
-----------                                                        ---------
1................................................................      8%
2................................................................      8%
3................................................................      7%
4................................................................      6%
5................................................................      5%
6................................................................      4%
7................................................................      3%
8................................................................      2%
9+...............................................................      0%


     Therefore, all references in the Prospectus to the surrender charge, such as in the "Policyowner Transaction Expenses", "the Table of Fees and Expenses", under "Selecting the Variable Annuity That's Right for You", and under "Charges and Deductions--Amount of Surrender Charge", are modified accordingly. Please remember this Appendix lowers only the surrender charge for the single premium version of the policies. All other fees and charges described in the Prospectus remain unchanged.

     Also, as a result of the lower surrender charge under the single premium policies, the first expense example in the Table of Fees and Expenses is modified as follows:

          You would pay the following expenses on a hypothetical $10,000 investment in each of the Investment Divisions listed, assuming a 5% annual return on assets:

     1. If you surrender your policy at the end of the stated time period:

FOR NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
                                                        ------------------------------------------------
INVESTMENT DIVISION                                        1 YR         3 YR         5 YR        10 YR
-------------------                                     ---------    ---------    ---------    ---------
MAINSTAY VP BALANCED-SERVICE CLASS
without any Riders                                      $1,017.09    $1,534.86    $1,971.00    $3,107.05
with IPP Rider                                          $1,059.80    $1,662.35    $2,184.53    $3,540.02
with EBB Rider                                          $1,045.56    $1,619.98    $2,113.80    $3,397.85
with IPP & EBB Riders                                   $1,088.27    $1,747.46    $2,327.32    $3,830.82
MAINSTAY VP BOND-SERVICE CLASS
without any Riders                                      $  990.48    $1,454.81    $1,835.87    $2,827.26
with IPP Rider                                          $1,033.30    $1,583.39    $2,052.53    $3,273.69
with EBB Rider                                          $1,019.03    $1,540.67    $1,980.78    $3,127.12
with IPP & EBB Riders                                   $1,061.85    $1,669.25    $2,197.44    $3,573.56
MAINSTAY VP CAPITAL APPRECIATION-SERVICE CLASS
without any Riders                                      $1,000.93    $1,486.32    $1,889.14    $2,938.12
with IPP Rider                                          $1,043.71    $1,614.46    $2,104.57    $3,379.20
with EBB Rider                                          $1,029.45    $1,571.88    $2,033.21    $3,234.37
with IPP & EBB Riders                                   $1,072.23    $1,700.02    $2,248.65    $3,675.49
MAINSTAY VP CASH MANAGEMENT
without any Riders                                      $  961.96    $1,368.53    $1,689.29    $2,518.72
with IPP Rider                                          $1,004.92    $1,498.30    $1,909.38    $2,980.03
with EBB Rider                                          $  990.60    $1,455.18    $1,836.49    $2,828.56
with IPP & EBB Riders                                   $1,033.55    $1,584.95    $2,056.57    $3,289.84
MAINSTAY VP COMMON STOCK-SERVICE CLASS
without any Riders                                      $  995.23    $1,469.14    $1,860.12    $2,877.80
with IPP Rider                                          $1,038.03    $1,597.51    $2,076.21    $3,321.79
with EBB Rider                                          $1,023.76    $1,554.86    $2,004.64    $3,176.02
with IPP & EBB Riders                                   $1,066.57    $1,683.25    $2,220.75    $3,620.03

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
                                                        ------------------------------------------------
INVESTMENT DIVISION                                        1 YR         3 YR         5 YR        10 YR
-------------------                                     ---------    ---------    ---------    ---------
MAINSTAY VP CONSERVATIVE ALLOCATION-SERVICE CLASS
without any Riders                                      $1,003.79    $1,494.90    $1,903.64    $2,968.14
with IPP Rider                                          $1,046.55    $1,622.92    $2,118.72    $3,407.80
with EBB Rider                                          $1,032.30    $1,580.38    $2,047.48    $3,263.41
with IPP & EBB Riders                                   $1,075.06    $1,708.41    $2,262.57    $3,703.09
MAINSTAY VP CONVERTIBLE-SERVICE CLASS
without any Riders                                      $1,001.88    $1,489.18    $1,893.98    $2,948.14
with IPP Rider                                          $1,044.66    $1,617.29    $2,109.31    $3,388.76
with EBB Rider                                          $1,030.40    $1,574.72    $2,037.98    $3,244.06
with IPP & EBB Riders                                   $1,073.17    $1,702.82    $2,253.30    $3,684.70
MAINSTAY VP DEVELOPING GROWTH-SERVICE CLASS
without any Riders                                      $1,026.60    $1,563.34    $2,018.87    $3,205.09
with IPP Rider                                          $1,069.26    $1,690.42    $2,231.29    $3,633.37
with EBB Rider                                          $1,055.04    $1,648.19    $2,160.94    $3,492.75
with IPP & EBB Riders                                   $1,097.70    $1,775.28    $2,373.34    $3,920.96
MAINSTAY VP FLOATING RATE-SERVICE CLASS
without any Riders                                      $1,002.83    $1,492.03    $1,898.79    $2,958.12
with IPP Rider                                          $1,045.60    $1,620.10    $2,114.01    $3,398.28
with EBB Rider                                          $1,031.34    $1,577.55    $2,042.73    $3,253.74
with IPP & EBB Riders                                   $1,074.11    $1,705.61    $2,257.93    $3,693.88
MAINSTAY VP GOVERNMENT-SERVICE CLASS
without any Riders                                      $  992.38    $1,460.55    $1,845.57    $2,847.49
with IPP Rider                                          $1,035.20    $1,589.04    $2,062.01    $3,292.98
with EBB Rider                                          $1,020.92    $1,546.35    $1,990.32    $3,146.69
with IPP & EBB Riders                                   $1,063.74    $1,674.85    $2,206.76    $3,592.16
MAINSTAY VP GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                      $1,014.24    $1,526.30    $1,956.59    $3,077.45
with IPP Rider                                          $1,056.95    $1,653.89    $2,170.45    $3,511.84
with EBB Rider                                          $1,042.72    $1,611.50    $2,099.63    $3,369.21
with IPP & EBB Riders                                   $1,085.43    $1,739.09    $2,313.48    $3,803.60
MAINSTAY VP HIGH YIELD CORPORATE BOND-SERVICE CLASS
without any Riders                                      $  997.13    $1,474.88    $1,869.81    $2,897.95
with IPP Rider                                          $1,039.92    $1,603.17    $2,085.68    $3,340.98
with EBB Rider                                          $1,025.66    $1,560.53    $2,014.17    $3,195.50
with IPP & EBB Riders                                   $1,068.45    $1,688.85    $2,230.05    $3,638.55
MAINSTAY VP ICAP SELECT EQUITY-SERVICE CLASS
without any Riders                                      $1,018.99    $1,540.57    $1,980.59    $3,126.75
with IPP Rider                                          $1,061.69    $1,667.96    $2,193.90    $3,558.77
with EBB Rider                                          $1,047.46    $1,625.62    $2,123.24    $3,416.90
with IPP & EBB Riders                                   $1,090.15    $1,753.03    $2,336.55    $3,848.92
MAINSTAY VP INTERNATIONAL EQUITY-SERVICE CLASS
without any Riders                                      $1,031.35    $1,577.55    $2,042.74    $3,253.77
with IPP Rider                                          $1,073.99    $1,704.44    $2,254.60    $3,679.66
with EBB Rider                                          $1,059.77    $1,662.28    $2,184.42    $3,539.82
with IPP & EBB Riders                                   $1,102.41    $1,789.16    $2,396.27    $3,965.70
MAINSTAY VP LARGE CAP GROWTH-SERVICE CLASS
without any Riders                                      $1,015.19    $1,529.17    $1,961.41    $3,087.34
with IPP Rider                                          $1,057.91    $1,656.72    $2,175.16    $3,521.25
with EBB Rider                                          $1,043.67    $1,614.34    $2,104.36    $3,378.77
with IPP & EBB Riders                                   $1,086.38    $1,741.89    $2,318.10    $3,812.69

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
                                                        ------------------------------------------------
INVESTMENT DIVISION                                        1 YR         3 YR         5 YR        10 YR
-------------------                                     ---------    ---------    ---------    ---------
MAINSTAY VP MID CAP CORE-SERVICE CLASS
without any Riders                                      $1,025.64    $1,560.48    $2,014.09    $3,195.33
with IPP Rider                                          $1,068.31    $1,687.61    $2,226.61    $3,624.04
with EBB Rider                                          $1,054.09    $1,645.38    $2,156.23    $3,483.30
with IPP & EBB Riders                                   $1,096.75    $1,772.50    $2,368.76    $3,912.00
MAINSTAY VP MID CAP GROWTH-SERVICE CLASS
without any Riders                                      $1,015.19    $1,529.17    $1,961.41    $3,087.34
with IPP Rider                                          $1,057.91    $1,656.72    $2,175.16    $3,521.25
with EBB Rider                                          $1,043.67    $1,614.34    $2,104.36    $3,378.77
with IPP & EBB Riders                                   $1,086.38    $1,741.89    $2,318.10    $3,812.69
MAINSTAY VP MID CAP VALUE-SERVICE CLASS
without any Riders                                      $1,011.39    $1,517.75    $1,942.18    $3,047.76
with IPP Rider                                          $1,054.12    $1,645.46    $2,156.37    $3,483.57
with EBB Rider                                          $1,039.88    $1,603.03    $2,085.43    $3,340.48
with IPP & EBB Riders                                   $1,082.61    $1,730.74    $2,299.63    $3,776.31
MAINSTAY VP MODERATE ALLOCATION-SERVICE CLASS
without any Riders                                      $1,004.73    $1,497.75    $1,908.45    $2,978.11
with IPP Rider                                          $1,047.49    $1,625.74    $2,123.44    $3,417.29
with EBB Rider                                          $1,033.24    $1,583.21    $2,052.23    $3,273.09
with IPP & EBB Riders                                   $1,076.00    $1,711.20    $2,267.22    $3,712.28
MAINSTAY VP MODERATE GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                      $1,008.53    $1,509.19    $1,927.73    $3,017.97
with IPP Rider                                          $1,051.28    $1,637.01    $2,142.27    $3,455.22
with EBB Rider                                          $1,037.03    $1,594.53    $2,071.20    $3,311.64
with IPP & EBB Riders                                   $1,079.77    $1,722.36    $2,285.74    $3,748.91
MAINSTAY VP S&P 500 INDEX-SERVICE CLASS
without any Riders                                      $  970.51    $1,394.48    $1,733.47    $2,612.26
with IPP Rider                                          $1,013.43    $1,523.88    $1,952.51    $3,069.04
with EBB Rider                                          $  999.12    $1,480.88    $1,879.96    $2,919.05
with IPP & EBB Riders                                   $1,042.04    $1,610.30    $2,099.02    $3,375.85
MAINSTAY VP SMALL CAP GROWTH-SERVICE CLASS
without any Riders                                      $1,030.40    $1,574.71    $2,037.97    $3,244.06
with IPP Rider                                          $1,073.04    $1,701.65    $2,249.95    $3,670.41
with EBB Rider                                          $1,058.83    $1,659.47    $2,179.73    $3,530.41
with IPP & EBB Riders                                   $1,101.47    $1,786.39    $2,391.69    $3,956.77
MAINSTAY VP TOTAL RETURN-SERVICE CLASS
without any Riders                                      $  999.03    $1,480.59    $1,879.46    $2,918.03
with IPP Rider                                          $1,041.82    $1,608.82    $2,095.13    $3,360.12
with EBB Rider                                          $1,027.55    $1,566.21    $2,023.69    $3,214.95
with IPP & EBB Riders                                   $1,070.34    $1,694.44    $2,239.36    $3,657.03
MAINSTAY VP VALUE-SERVICE CLASS(1)
without any Riders                                      $  997.13    $1,474.88    $1,869.81    $2,897.95
with IPP Rider                                          $1,039.92    $1,603.17    $2,085.68    $3,340.98
with EBB Rider                                          $1,025.66    $1,560.53    $2,014.17    $3,195.50
with IPP & EBB Riders                                   $1,068.45    $1,688.85    $2,230.05    $3,638.55




----------
(1) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
                                                        ------------------------------------------------
INVESTMENT DIVISION                                        1 YR         3 YR         5 YR        10 YR
-------------------                                     ---------    ---------    ---------    ---------
ALGER AMERICAN SMALLCAP GROWTH-CLASS S SHARES(2)
without any Riders                                      $1,030.40    $1,574.71    $2,037.97    $3,244.06
with IPP Rider                                          $1,073.04    $1,701.65    $2,249.95    $3,670.41
with EBB Rider                                          $1,058.83    $1,659.47    $2,179.73    $3,530.41
with IPP & EBB Riders                                   $1,101.47    $1,786.39    $2,391.69    $3,956.77
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders                                      $1,000.93    $1,486.32    $1,889.14    $2,938.12
with IPP Rider                                          $1,043.71    $1,614.46    $2,104.57    $3,379.20
with EBB Rider                                          $1,029.45    $1,571.88    $2,033.21    $3,234.37
with IPP & EBB Riders                                   $1,072.23    $1,700.02    $2,248.65    $3,675.49
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES-CLASS
  B
without any Riders                                      $1,023.74    $1,554.80    $2,004.53    $3,175.79
with IPP Rider                                          $1,066.42    $1,682.00    $2,217.28    $3,605.45
with EBB Rider                                          $1,052.19    $1,639.73    $2,146.81    $3,464.36
with IPP & EBB Riders                                   $1,094.87    $1,766.94    $2,359.56    $3,894.02
DREYFUS IP TECHNOLOGY GROWTH-SERVICE SHARES
without any Riders                                      $1,019.94    $1,543.41    $1,985.39    $3,136.58
with IPP Rider                                          $1,062.63    $1,670.77    $2,198.58    $3,568.12
with EBB Rider                                          $1,048.40    $1,628.45    $2,127.96    $3,426.41
with IPP & EBB Riders                                   $1,091.09    $1,755.80    $2,341.14    $3,857.96
FIDELITY(R) VIP CONTRAFUND(R)-SERVICE CLASS 2
without any Riders                                      $1,000.93    $1,486.32    $1,889.14    $2,938.12
with IPP Rider                                          $1,043.71    $1,614.46    $2,104.57    $3,379.20
with EBB Rider                                          $1,029.45    $1,571.88    $2,033.21    $3,234.37
with IPP & EBB Riders                                   $1,072.23    $1,700.02    $2,248.65    $3,675.49
FIDELITY(R) VIP EQUITY-INCOME-SERVICE CLASS 2
without any Riders                                      $  991.42    $1,457.68    $1,840.72    $2,837.39
with IPP Rider                                          $1,034.25    $1,586.22    $2,057.28    $3,283.36
with EBB Rider                                          $1,019.97    $1,543.50    $1,985.55    $3,136.91
with IPP & EBB Riders                                   $1,062.79    $1,672.05    $2,202.10    $3,582.85
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders                                      $1,001.88    $1,489.18    $1,893.98    $2,948.14
with IPP Rider                                          $1,044.66    $1,617.29    $2,109.31    $3,388.76
with EBB Rider                                          $1,030.40    $1,574.72    $2,037.98    $3,244.06
with IPP & EBB Riders                                   $1,073.17    $1,702.82    $2,253.30    $3,684.70
JANUS ASPEN SERIES BALANCED-SERVICE SHARES
without any Riders                                      $  993.33    $1,463.42    $1,850.42    $2,857.61
with IPP Rider                                          $1,036.14    $1,591.87    $2,066.75    $3,302.60
with EBB Rider                                          $1,021.87    $1,549.18    $1,995.09    $3,156.47
with IPP & EBB Riders                                   $1,064.68    $1,677.65    $2,211.43    $3,601.45
JANUS ASPEN SERIES WORLDWIDE GROWTH-SERVICE SHARES
without any Riders                                      $1,002.83    $1,492.03    $1,898.79    $2,958.12
with IPP Rider                                          $1,045.60    $1,620.10    $2,114.01    $3,398.28
with EBB Rider                                          $1,031.34    $1,577.55    $2,042.73    $3,253.74
with IPP & EBB Riders                                   $1,074.11    $1,705.61    $2,257.93    $3,693.88

----------
(2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
                                                        ------------------------------------------------
INVESTMENT DIVISION                                        1 YR         3 YR         5 YR        10 YR
-------------------                                     ---------    ---------    ---------    ---------
MFS(R) INVESTORS TRUST SERIES-SERVICE CLASS
without any Riders                                      $1,019.94    $1,543.41    $1,985.39    $3,136.58
with IPP Rider                                          $1,062.63    $1,670.77    $2,198.58    $3,568.12
with EBB Rider                                          $1,048.40    $1,628.45    $2,127.96    $3,426.41
with IPP & EBB Riders                                   $1,091.09    $1,755.80    $2,341.14    $3,857.96
MFS(R) RESEARCH SERIES-SERVICE CLASS
without any Riders                                      $1,022.80    $1,551.95    $1,999.75    $3,166.00
with IPP Rider                                          $1,065.47    $1,679.19    $2,212.60    $3,596.12
with EBB Rider                                          $1,051.25    $1,636.91    $2,142.10    $3,454.89
with IPP & EBB Riders                                   $1,093.93    $1,764.16    $2,354.97    $3,885.03
MFS(R) UTILITIES SERIES-SERVICE CLASS
without any Riders                                      $1,019.94    $1,543.41    $1,985.39    $3,136.58
with IPP Rider                                          $1,062.63    $1,670.77    $2,198.58    $3,568.12
with EBB Rider                                          $1,048.40    $1,628.45    $2,127.96    $3,426.41
with IPP & EBB Riders                                   $1,091.09    $1,755.80    $2,341.14    $3,857.96
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO-CLASS S
without any Riders                                      $1,023.74    $1,554.80    $2,004.53    $3,175.79
with IPP Rider                                          $1,066.42    $1,682.00    $2,217.28    $3,605.45
with EBB Rider                                          $1,052.19    $1,639.73    $2,146.81    $3,464.36
with IPP & EBB Riders                                   $1,094.87    $1,766.94    $2,359.56    $3,894.02
ROYCE MICRO-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                      $1,039.90    $1,603.10    $2,085.56    $3,340.74
with IPP Rider                                          $1,082.51    $1,729.64    $2,296.42    $3,762.44
with EBB Rider                                          $1,068.31    $1,687.60    $2,226.58    $3,623.98
with IPP & EBB Riders                                   $1,110.91    $1,814.13    $2,437.44    $4,045.66
ROYCE SMALL-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                      $1,018.04    $1,537.71    $1,975.81    $3,116.90
with IPP Rider                                          $1,060.74    $1,665.14    $2,189.21    $3,549.39
with EBB Rider                                          $1,046.51    $1,622.81    $2,118.54    $3,407.40
with IPP & EBB Riders                                   $1,089.21    $1,750.24    $2,331.94    $3,839.88
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders                                      $1,019.94    $1,543.41    $1,985.39    $3,136.58
with IPP Rider                                          $1,062.63    $1,670.77    $2,198.58    $3,568.12
with EBB Rider                                          $1,048.40    $1,628.45    $2,127.96    $3,426.41
with IPP & EBB Riders                                   $1,091.09    $1,755.80    $2,341.14    $3,857.96
VAN ECK WORLDWIDE HARD ASSETS
without any Riders                                      $1,011.39    $1,517.75    $1,942.18    $3,047.76
with IPP Rider                                          $1,054.12    $1,645.46    $2,156.37    $3,483.57
with EBB Rider                                          $1,039.88    $1,603.03    $2,085.43    $3,340.48
with IPP & EBB Riders                                   $1,082.61    $1,730.74    $2,299.63    $3,776.31
VAN KAMPEN UIF EMERGING MARKETS EQUITY-CLASS II
without any Riders                                      $1,098.83    $1,777.83    $2,376.18    $3,919.08
with IPP Rider                                          $1,141.17    $1,901.96    $2,580.26    $4,312.83
with EBB Rider                                          $1,127.06    $1,860.71    $2,512.67    $4,183.55
with IPP & EBB Riders                                   $1,169.40    $1,984.84    $2,716.75    $4,577.28
VICTORY VIF DIVERSIFIED STOCK-CLASS A SHARES
without any Riders                                      $1,033.25    $1,583.23    $2,052.26    $3,273.16
with IPP Rider                                          $1,075.88    $1,710.04    $2,263.89    $3,698.12
with EBB Rider                                          $1,061.67    $1,667.91    $2,193.81    $3,558.58
with IPP & EBB Riders                                   $1,104.30    $1,794.72    $2,405.44    $3,983.54

NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
                                                        ------------------------------------------------
INVESTMENT DIVISION                                        1 YR         3 YR         5 YR        10 YR
-------------------                                     ---------    ---------    ---------    ---------
MAINSTAY VP BALANCED-SERVICE CLASS
without any Riders                                      $1,017.09    $1,534.86    $1,971.00    $3,107.05
with IPP Rider                                          $1,059.80    $1,662.35    $2,184.53    $3,540.02
with EBB Rider                                          $1,045.56    $1,619.98    $2,113.80    $3,397.85
with IPP & EBB Riders                                   $1,088.27    $1,747.46    $2,327.32    $3,830.82
MAINSTAY VP BOND-INITIAL CLASS
without any Riders                                      $  966.71    $1,382.95    $1,713.86    $2,570.80
with IPP Rider                                          $1,009.64    $1,512.52    $1,933.37    $3,029.58
with EBB Rider                                          $  995.33    $1,469.46    $1,860.66    $2,878.91
with IPP & EBB Riders                                   $1,038.27    $1,599.04    $2,080.17    $3,337.72
MAINSTAY VP CAPITAL APPRECIATION-INITIAL CLASS
without any Riders                                      $  977.17    $1,414.62    $1,767.70    $2,684.41
with IPP Rider                                          $1,020.06    $1,543.75    $1,985.95    $3,137.74
with EBB Rider                                          $1,005.76    $1,500.85    $1,913.67    $2,988.88
with IPP & EBB Riders                                   $1,048.65    $1,629.97    $2,131.92    $3,442.21
MAINSTAY VP CASH MANAGEMENT
without any Riders                                      $  961.96    $1,368.53    $1,689.29    $2,518.72
with IPP Rider                                          $1,004.92    $1,498.30    $1,909.38    $2,980.03
with EBB Rider                                          $  990.60    $1,455.18    $1,836.49    $2,828.56
with IPP & EBB Riders                                   $1,033.55    $1,584.95    $2,056.57    $3,289.84
MAINSTAY VP COMMON STOCK-INITIAL CLASS
without any Riders                                      $  971.47    $1,397.36    $1,738.37    $2,622.60
with IPP Rider                                          $1,014.38    $1,526.72    $1,957.30    $3,078.88
with EBB Rider                                          $1,000.08    $1,483.73    $1,884.78    $2,929.06
with IPP & EBB Riders                                   $1,042.99    $1,613.11    $2,103.73    $3,385.36
MAINSTAY VP CONSERVATIVE ALLOCATION-SERVICE CLASS
without any Riders                                      $1,003.79    $1,494.90    $1,903.64    $2,968.14
with IPP Rider                                          $1,046.55    $1,622.92    $2,118.72    $3,407.80
with EBB Rider                                          $1,032.30    $1,580.38    $2,047.48    $3,263.41
with IPP & EBB Riders                                   $1,075.06    $1,708.41    $2,262.57    $3,703.09
MAINSTAY VP CONVERTIBLE-INITIAL CLASS
without any Riders                                      $  978.12    $1,417.49    $1,772.57    $2,694.69
with IPP Rider                                          $1,021.00    $1,546.58    $1,990.72    $3,147.51
with EBB Rider                                          $1,006.71    $1,503.68    $1,918.46    $2,998.80
with IPP & EBB Riders                                   $1,049.59    $1,632.78    $2,136.61    $3,451.64
MAINSTAY VP DEVELOPING GROWTH-INITIAL CLASS
without any Riders                                      $1,002.83    $1,492.03    $1,898.79    $2,958.12
with IPP Rider                                          $1,045.60    $1,620.10    $2,114.01    $3,398.28
with EBB Rider                                          $1,031.34    $1,577.55    $2,042.73    $3,253.74
with IPP & EBB Riders                                   $1,074.11    $1,705.61    $2,257.93    $3,693.88
MAINSTAY VP FLOATING RATE-SERVICE CLASS
without any Riders                                      $1,002.83    $1,492.03    $1,898.79    $2,958.12
with IPP Rider                                          $1,045.60    $1,620.10    $2,114.01    $3,398.28
with EBB Rider                                          $1,031.34    $1,577.55    $2,042.73    $3,253.74
with IPP & EBB Riders                                   $1,074.11    $1,705.61    $2,257.93    $3,693.88
MAINSTAY VP GOVERNMENT-INITIAL CLASS
without any Riders                                      $  968.61    $1,388.72    $1,723.65    $2,591.53
with IPP Rider                                          $1,011.54    $1,518.20    $1,942.94    $3,049.33
with EBB Rider                                          $  997.23    $1,475.17    $1,870.31    $2,899.01
with IPP & EBB Riders                                   $1,040.15    $1,604.66    $2,089.59    $3,356.78

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
                                                        ------------------------------------------------
INVESTMENT DIVISION                                        1 YR         3 YR         5 YR        10 YR
-------------------                                     ---------    ---------    ---------    ---------
MAINSTAY VP GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                      $1,014.24    $1,526.30    $1,956.59    $3,077.45
with IPP Rider                                          $1,056.95    $1,653.89    $2,170.45    $3,511.84
with EBB Rider                                          $1,042.72    $1,611.50    $2,099.63    $3,369.21
with IPP & EBB Riders                                   $1,085.43    $1,739.09    $2,313.48    $3,803.60
MAINSTAY VP HIGH YIELD CORPORATE BOND-INITIAL CLASS
without any Riders                                      $  973.37    $1,403.12    $1,748.15    $2,643.24
with IPP Rider                                          $1,016.27    $1,532.41    $1,966.86    $3,098.54
with EBB Rider                                          $1,001.97    $1,489.44    $1,894.42    $2,949.04
with IPP & EBB Riders                                   $1,044.87    $1,618.73    $2,113.13    $3,404.33
MAINSTAY VP ICAP SELECT EQUITY-INITIAL CLASS
without any Riders                                      $  995.23    $1,469.14    $1,860.12    $2,877.80
with IPP Rider                                          $1,038.03    $1,597.51    $2,076.21    $3,321.79
with EBB Rider                                          $1,023.76    $1,554.86    $2,004.64    $3,176.02
with IPP & EBB Riders                                   $1,066.57    $1,683.25    $2,220.75    $3,620.03
MAINSTAY VP INTERNATIONAL EQUITY-INITIAL CLASS
without any Riders                                      $1,007.59    $1,506.32    $1,922.91    $3,008.01
with IPP Rider                                          $1,050.34    $1,634.20    $2,137.57    $3,445.76
with EBB Rider                                          $1,036.09    $1,591.71    $2,066.48    $3,302.03
with IPP & EBB Riders                                   $1,078.83    $1,719.57    $2,281.12    $3,739.77
MAINSTAY VP LARGE CAP GROWTH-INITIAL CLASS
without any Riders                                      $  991.42    $1,457.68    $1,840.72    $2,837.39
with IPP Rider                                          $1,034.25    $1,586.22    $2,057.28    $3,283.36
with EBB Rider                                          $1,019.97    $1,543.50    $1,985.55    $3,136.91
with IPP & EBB Riders                                   $1,062.79    $1,672.05    $2,202.10    $3,582.85
MAINSTAY VP MID CAP CORE-SERVICE CLASS
without any Riders                                      $1,025.64    $1,560.48    $2,014.09    $3,195.33
with IPP Rider                                          $1,068.31    $1,687.61    $2,226.61    $3,624.04
with EBB Rider                                          $1,054.09    $1,645.38    $2,156.23    $3,483.30
with IPP & EBB Riders                                   $1,096.75    $1,772.50    $2,368.76    $3,912.00
MAINSTAY VP MID CAP GROWTH-SERVICE CLASS
without any Riders                                      $1,015.19    $1,529.17    $1,961.41    $3,087.34
with IPP Rider                                          $1,057.91    $1,656.72    $2,175.16    $3,521.25
with EBB Rider                                          $1,043.67    $1,614.34    $2,104.36    $3,378.77
with IPP & EBB Riders                                   $1,086.38    $1,741.89    $2,318.10    $3,812.69
MAINSTAY VP MID CAP VALUE-INITIAL CLASS
without any Riders                                      $  987.62    $1,446.21    $1,821.29    $2,796.82
with IPP Rider                                          $1,030.46    $1,574.90    $2,038.30    $3,244.73
with EBB Rider                                          $1,016.18    $1,532.14    $1,966.41    $3,097.64
with IPP & EBB Riders                                   $1,059.02    $1,660.84    $2,183.44    $3,545.57
MAINSTAY VP MODERATE ALLOCATION-SERVICE CLASS
without any Riders                                      $1,004.73    $1,497.75    $1,908.45    $2,978.11
with IPP Rider                                          $1,047.49    $1,625.74    $2,123.44    $3,417.29
with EBB Rider                                          $1,033.24    $1,583.21    $2,052.23    $3,273.09
with IPP & EBB Riders                                   $1,076.00    $1,711.20    $2,267.22    $3,712.28
MAINSTAY VP MODERATE GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                      $1,008.53    $1,509.19    $1,927.73    $3,017.97
with IPP Rider                                          $1,051.28    $1,637.01    $2,142.27    $3,455.22
with EBB Rider                                          $1,037.03    $1,594.53    $2,071.20    $3,311.64
with IPP & EBB Riders                                   $1,079.77    $1,722.36    $2,285.74    $3,748.91

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
                                                        ------------------------------------------------
INVESTMENT DIVISION                                        1 YR         3 YR         5 YR        10 YR
-------------------                                     ---------    ---------    ---------    ---------
MAINSTAY VP S&P 500 INDEX-INITIAL CLASS
without any Riders                                      $  946.76    $1,322.30    $1,610.36    $2,350.41
with IPP Rider                                          $  989.78    $1,452.70    $1,832.29    $2,819.78
with EBB Rider                                          $  975.44    $1,409.37    $1,758.78    $2,665.65
with IPP & EBB Riders                                   $1,018.46    $1,539.78    $1,980.71    $3,135.04
MAINSTAY VP SMALL CAP GROWTH-INITIAL CLASS
without any Riders                                      $1,006.63    $1,503.47    $1,918.10    $2,998.06
with IPP Rider                                          $1,049.38    $1,631.38    $2,132.86    $3,436.27
with EBB Rider                                          $1,035.13    $1,588.88    $2,061.73    $3,292.39
with IPP & EBB Riders                                   $1,077.89    $1,716.78    $2,276.48    $3,730.61
MAINSTAY VP TOTAL RETURN-INITIAL CLASS
without any Riders                                      $  975.27    $1,408.86    $1,757.92    $2,663.85
with IPP Rider                                          $1,018.16    $1,538.09    $1,976.42    $3,118.17
with EBB Rider                                          $1,003.87    $1,495.15    $1,904.05    $2,968.99
with IPP & EBB Riders                                   $1,046.76    $1,624.35    $2,122.53    $3,423.30
MAINSTAY VP VALUE-INITIAL CLASS(1)
without any Riders                                      $  973.37    $1,403.12    $1,748.15    $2,643.24
with IPP Rider                                          $1,016.27    $1,532.41    $1,966.86    $3,098.54
with EBB Rider                                          $1,001.97    $1,489.44    $1,894.42    $2,949.04
with IPP & EBB Riders                                   $1,044.87    $1,618.73    $2,113.13    $3,404.33
ALGER AMERICAN SMALLCAP GROWTH-CLASS O SHARES(2)
without any Riders                                      $1,006.63    $1,503.47    $1,918.10    $2,998.06
with IPP Rider                                          $1,049.38    $1,631.38    $2,132.86    $3,436.27
with EBB Rider                                          $1,035.13    $1,588.88    $2,061.73    $3,292.39
with IPP & EBB Riders                                   $1,077.89    $1,716.78    $2,276.48    $3,730.61
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders                                      $1,000.93    $1,486.32    $1,889.14    $2,938.12
with IPP Rider                                          $1,043.71    $1,614.46    $2,104.57    $3,379.20
with EBB Rider                                          $1,029.45    $1,571.88    $2,033.21    $3,234.37
with IPP & EBB Riders                                   $1,072.23    $1,700.02    $2,248.65    $3,675.49
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES-CLASS
  B
without any Riders                                      $1,023.74    $1,554.80    $2,004.53    $3,175.79
with IPP Rider                                          $1,066.42    $1,682.00    $2,217.28    $3,605.45
with EBB Rider                                          $1,052.19    $1,639.73    $2,146.81    $3,464.36
with IPP & EBB Riders                                   $1,094.87    $1,766.94    $2,359.56    $3,894.02
DREYFUS IP TECHNOLOGY GROWTH-INITIAL SHARES
without any Riders                                      $  996.18    $1,472.00    $1,864.95    $2,887.87
with IPP Rider                                          $1,038.98    $1,600.35    $2,080.95    $3,331.40
with EBB Rider                                          $1,024.71    $1,557.71    $2,009.41    $3,185.76
with IPP & EBB Riders                                   $1,067.51    $1,686.05    $2,225.41    $3,629.30
FIDELITY(R) VIP CONTRAFUND(R)-INITIAL CLASS
without any Riders                                      $  977.17    $1,414.62    $1,767.70    $2,684.41
with IPP Rider                                          $1,020.06    $1,543.75    $1,985.95    $3,137.74
with EBB Rider                                          $1,005.76    $1,500.85    $1,913.67    $2,988.88
with IPP & EBB Riders                                   $1,048.65    $1,629.97    $2,131.92    $3,442.21

----------
(1) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

(2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
                                                        ------------------------------------------------
INVESTMENT DIVISION                                        1 YR         3 YR         5 YR        10 YR
-------------------                                     ---------    ---------    ---------    ---------
FIDELITY(R) VIP EQUITY-INCOME-INITIAL CLASS
without any Riders                                      $  967.67    $1,385.84    $1,718.76    $2,581.17
with IPP Rider                                          $1,010.59    $1,515.36    $1,938.15    $3,039.46
with EBB Rider                                          $  996.29    $1,472.33    $1,865.49    $2,888.98
with IPP & EBB Riders                                   $1,039.21    $1,601.85    $2,084.89    $3,347.27
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders                                      $1,001.88    $1,489.18    $1,893.98    $2,948.14
with IPP Rider                                          $1,044.66    $1,617.29    $2,109.31    $3,388.76
with EBB Rider                                          $1,030.40    $1,574.72    $2,037.98    $3,244.06
with IPP & EBB Riders                                   $1,073.17    $1,702.82    $2,253.30    $3,684.70
JANUS ASPEN SERIES BALANCED-INSTITUTIONAL SHARES
without any Riders                                      $  969.57    $1,391.60    $1,728.55    $2,601.89
with IPP Rider                                          $1,012.49    $1,521.04    $1,947.73    $3,059.20
with EBB Rider                                          $  998.18    $1,478.03    $1,875.15    $2,909.03
with IPP & EBB Riders                                   $1,041.10    $1,607.48    $2,094.31    $3,366.32
JANUS ASPEN SERIES WORLDWIDE GROWTH-INSTITUTIONAL
  SHARES
without any Riders                                      $  979.07    $1,420.37    $1,777.46    $2,704.95
with IPP Rider                                          $1,021.95    $1,549.42    $1,995.48    $3,157.28
with EBB Rider                                          $1,007.66    $1,506.54    $1,923.27    $3,008.74
with IPP & EBB Riders                                   $1,050.53    $1,635.58    $2,141.30    $3,461.08
MFS(R) INVESTORS TRUST SERIES-INITIAL CLASS
without any Riders                                      $  996.18    $1,472.00    $1,864.95    $2,887.87
with IPP Rider                                          $1,038.98    $1,600.35    $2,080.95    $3,331.40
with EBB Rider                                          $1,024.71    $1,557.71    $2,009.41    $3,185.76
with IPP & EBB Riders                                   $1,067.51    $1,686.05    $2,225.41    $3,629.30
MFS(R) RESEARCH SERIES-INITIAL CLASS
without any Riders                                      $  999.03    $1,480.59    $1,879.46    $2,918.03
with IPP Rider                                          $1,041.82    $1,608.82    $2,095.13    $3,360.12
with EBB Rider                                          $1,027.55    $1,566.21    $2,023.69    $3,214.95
with IPP & EBB Riders                                   $1,070.34    $1,694.44    $2,239.36    $3,657.03
MFS(R) UTILITIES SERIES-INITIAL CLASS
without any Riders                                      $  996.18    $1,472.00    $1,864.95    $2,887.87
with IPP Rider                                          $1,038.98    $1,600.35    $2,080.95    $3,331.40
with EBB Rider                                          $1,024.71    $1,557.71    $2,009.41    $3,185.76
with IPP & EBB Riders                                   $1,067.51    $1,686.05    $2,225.41    $3,629.30
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO-CLASS I
without any Riders                                      $  999.98    $1,483.46    $1,884.31    $2,928.08
with IPP Rider                                          $1,042.77    $1,611.65    $2,099.86    $3,369.68
with EBB Rider                                          $1,028.51    $1,569.05    $2,028.46    $3,224.66
with IPP & EBB Riders                                   $1,071.29    $1,697.23    $2,244.00    $3,666.26
ROYCE MICRO-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                      $1,039.90    $1,603.10    $2,085.56    $3,340.74
with IPP Rider                                          $1,082.51    $1,729.64    $2,296.42    $3,762.44
with EBB Rider                                          $1,068.31    $1,687.60    $2,226.58    $3,623.98
with IPP & EBB Riders                                   $1,110.91    $1,814.13    $2,437.44    $4,045.66
ROYCE SMALL-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                      $1,018.04    $1,537.71    $1,975.81    $3,116.90
with IPP Rider                                          $1,060.74    $1,665.14    $2,189.21    $3,549.39
with EBB Rider                                          $1,046.51    $1,622.81    $2,118.54    $3,407.40
with IPP & EBB Riders                                   $1,089.21    $1,750.24    $2,331.94    $3,839.88

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
                                                        ------------------------------------------------
INVESTMENT DIVISION                                        1 YR         3 YR         5 YR        10 YR
-------------------                                     ---------    ---------    ---------    ---------
T. ROWE PRICE EQUITY INCOME PORTFOLIO
without any Riders                                      $  996.18    $1,472.00    $1,864.95    $2,887.87
with IPP Rider                                          $1,038.98    $1,600.35    $2,080.95    $3,331.40
with EBB Rider                                          $1,024.71    $1,557.71    $2,009.41    $3,185.76
with IPP & EBB Riders                                   $1,067.51    $1,686.05    $2,225.41    $3,629.30
VAN ECK WORLDWIDE HARD ASSETS
without any Riders                                      $1,011.39    $1,517.75    $1,942.18    $3,047.76
with IPP Rider                                          $1,054.12    $1,645.46    $2,156.37    $3,483.57
with EBB Rider                                          $1,039.88    $1,603.03    $2,085.43    $3,340.48
with IPP & EBB Riders                                   $1,082.61    $1,730.74    $2,299.63    $3,776.31
VAN KAMPEN UIF EMERGING MARKETS EQUITY-CLASS I
without any Riders                                      $1,065.56    $1,679.46    $2,213.07    $3,597.04
with IPP Rider                                          $1,108.05    $1,804.95    $2,420.95    $4,006.36
with EBB Rider                                          $1,093.89    $1,763.26    $2,352.09    $3,871.95
with IPP & EBB Riders                                   $1,136.37    $1,888.74    $2,559.97    $4,281.26
VICTORY VIF DIVERSIFIED STOCK-CLASS A SHARES
without any Riders                                      $1,033.25    $1,583.23    $2,052.26    $3,273.16
with IPP Rider                                          $1,075.88    $1,710.04    $2,263.89    $3,698.12
with EBB Rider                                          $1,061.67    $1,667.91    $2,193.81    $3,558.58
with IPP & EBB Riders                                   $1,104.30    $1,794.72    $2,405.44    $3,983.54


FOR NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY POLICIES

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
                                                        ------------------------------------------------
INVESTMENT DIVISION                                        1 YR         3 YR         5 YR        10 YR
-------------------                                     ---------    ---------    ---------    ---------
MAINSTAY VP BALANCED-SERVICE CLASS
without any Riders                                      $1,031.35    $1,577.55    $2,042.74    $3,253.77
with IPP Rider                                          $1,073.99    $1,704.44    $2,254.60    $3,679.66
with EBB Rider                                          $1,059.77    $1,662.28    $2,184.42    $3,539.82
with IPP & EBB Riders                                   $1,102.41    $1,789.16    $2,396.27    $3,965.70
MAINSTAY VP BOND-SERVICE CLASS
without any Riders                                      $1,004.73    $1,497.75    $1,908.45    $2,978.11
with IPP Rider                                          $1,047.49    $1,625.74    $2,123.44    $3,417.29
with EBB Rider                                          $1,033.24    $1,583.21    $2,052.23    $3,273.09
with IPP & EBB Riders                                   $1,076.00    $1,711.20    $2,267.22    $3,712.28
MAINSTAY VP CAPITAL APPRECIATION-SERVICE CLASS
without any Riders                                      $1,015.19    $1,529.17    $1,961.41    $3,087.34
with IPP Rider                                          $1,057.91    $1,656.72    $2,175.16    $3,521.25
with EBB Rider                                          $1,043.67    $1,614.34    $2,104.36    $3,378.77
with IPP & EBB Riders                                   $1,086.38    $1,741.89    $2,318.10    $3,812.69
MAINSTAY VP CASH MANAGEMENT
without any Riders                                      $  976.22    $1,411.74    $1,762.80    $2,674.12
with IPP Rider                                          $1,019.11    $1,540.91    $1,981.19    $3,127.96
with EBB Rider                                          $1,004.81    $1,497.98    $1,908.85    $2,978.93
with IPP & EBB Riders                                   $1,047.70    $1,627.16    $2,127.22    $3,432.76
MAINSTAY VP COMMON STOCK-SERVICE CLASS
without any Riders                                      $1,009.49    $1,512.05    $1,932.56    $3,027.91
with IPP Rider                                          $1,052.23    $1,639.83    $2,146.97    $3,464.69
with EBB Rider                                          $1,037.98    $1,597.36    $2,075.94    $3,321.25
with IPP & EBB Riders                                   $1,080.72    $1,725.16    $2,290.39    $3,758.06

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
                                                        ------------------------------------------------
INVESTMENT DIVISION                                        1 YR         3 YR         5 YR        10 YR
-------------------                                     ---------    ---------    ---------    ---------
MAINSTAY VP CONSERVATIVE ALLOCATION-SERVICE CLASS
without any Riders                                      $1,018.04    $1,537.71    $1,975.81    $3,116.90
with IPP Rider                                          $1,060.74    $1,665.14    $2,189.21    $3,549.39
with EBB Rider                                          $1,046.51    $1,622.81    $2,118.54    $3,407.40
with IPP & EBB Riders                                   $1,089.21    $1,750.24    $2,331.94    $3,839.88
MAINSTAY VP CONVERTIBLE-SERVICE CLASS
without any Riders                                      $1,016.14    $1,532.01    $1,966.20    $3,097.19
with IPP Rider                                          $1,058.85    $1,659.52    $2,179.83    $3,530.63
with EBB Rider                                          $1,044.61    $1,617.15    $2,109.06    $3,388.30
with IPP & EBB Riders                                   $1,087.32    $1,744.67    $2,322.71    $3,821.75
MAINSTAY VP DEVELOPING GROWTH-SERVICE CLASS
without any Riders                                      $1,040.85    $1,605.94    $2,090.31    $3,350.36
with IPP Rider                                          $1,083.45    $1,732.43    $2,301.05    $3,771.59
with EBB Rider                                          $1,069.25    $1,690.40    $2,231.25    $3,633.27
with IPP & EBB Riders                                   $1,111.85    $1,816.90    $2,442.00    $4,054.51
MAINSTAY VP FLOATING RATE-SERVICE CLASS
without any Riders                                      $1,017.09    $1,534.86    $1,971.00    $3,107.05
with IPP Rider                                          $1,059.80    $1,662.35    $2,184.53    $3,540.02
with EBB Rider                                          $1,045.56    $1,619.98    $2,113.80    $3,397.85
with IPP & EBB Riders                                   $1,088.27    $1,747.46    $2,327.32    $3,830.82
MAINSTAY VP GOVERNMENT-SERVICE CLASS
without any Riders                                      $1,006.63    $1,503.47    $1,918.10    $2,998.06
with IPP Rider                                          $1,049.38    $1,631.38    $2,132.86    $3,436.27
with EBB Rider                                          $1,035.13    $1,588.88    $2,061.73    $3,292.39
with IPP & EBB Riders                                   $1,077.89    $1,716.78    $2,276.48    $3,730.61
MAINSTAY VP GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                      $1,028.50    $1,569.03    $2,028.43    $3,224.60
with IPP Rider                                          $1,071.15    $1,696.03    $2,240.62    $3,651.90
with EBB Rider                                          $1,056.93    $1,653.83    $2,170.33    $3,511.59
with IPP & EBB Riders                                   $1,099.59    $1,780.84    $2,382.53    $3,938.91
MAINSTAY VP HIGH YIELD CORPORATE BOND-SERVICE CLASS
without any Riders                                      $1,011.39    $1,517.75    $1,942.18    $3,047.76
with IPP Rider                                          $1,054.12    $1,645.46    $2,156.37    $3,483.57
with EBB Rider                                          $1,039.88    $1,603.03    $2,085.43    $3,340.48
with IPP & EBB Riders                                   $1,082.61    $1,730.74    $2,299.63    $3,776.31
MAINSTAY VP ICAP SELECT EQUITY-SERVICE CLASS
without any Riders                                      $1,033.25    $1,583.23    $2,052.26    $3,273.16
with IPP Rider                                          $1,075.88    $1,710.04    $2,263.89    $3,698.12
with EBB Rider                                          $1,061.67    $1,667.91    $2,193.81    $3,558.58
with IPP & EBB Riders                                   $1,104.30    $1,794.72    $2,405.44    $3,983.54
MAINSTAY VP INTERNATIONAL EQUITY-SERVICE CLASS
without any Riders                                      $1,045.61    $1,620.11    $2,114.02    $3,398.30
with IPP Rider                                          $1,088.18    $1,746.41    $2,324.21    $3,817.21
with EBB Rider                                          $1,073.99    $1,704.44    $2,254.59    $3,679.66
with IPP & EBB Riders                                   $1,116.57    $1,830.75    $2,464.79    $4,098.57
MAINSTAY VP LARGE CAP GROWTH-SERVICE CLASS
without any Riders                                      $1,029.44    $1,571.87    $2,033.20    $3,234.34
with IPP Rider                                          $1,072.09    $1,698.83    $2,245.27    $3,661.14
with EBB Rider                                          $1,057.88    $1,656.64    $2,175.04    $3,521.01
with IPP & EBB Riders                                   $1,100.53    $1,783.61    $2,387.10    $3,947.84

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
                                                        ------------------------------------------------
INVESTMENT DIVISION                                        1 YR         3 YR         5 YR        10 YR
-------------------                                     ---------    ---------    ---------    ---------
MAINSTAY VP MID CAP CORE-SERVICE CLASS
without any Riders                                      $1,039.90    $1,603.10    $2,085.56    $3,340.74
with IPP Rider                                          $1,082.51    $1,729.64    $2,296.42    $3,762.44
with EBB Rider                                          $1,068.31    $1,687.60    $2,226.58    $3,623.98
with IPP & EBB Riders                                   $1,110.91    $1,814.13    $2,437.44    $4,045.66
MAINSTAY VP MID CAP GROWTH-SERVICE CLASS
without any Riders                                      $1,029.44    $1,571.87    $2,033.20    $3,234.34
with IPP Rider                                          $1,072.09    $1,698.83    $2,245.27    $3,661.14
with EBB Rider                                          $1,057.88    $1,656.64    $2,175.04    $3,521.01
with IPP & EBB Riders                                   $1,100.53    $1,783.61    $2,387.10    $3,947.84
MAINSTAY VP MID CAP VALUE-SERVICE CLASS
without any Riders                                      $1,025.64    $1,560.48    $2,014.09    $3,195.33
with IPP Rider                                          $1,068.31    $1,687.61    $2,226.61    $3,624.04
with EBB Rider                                          $1,054.09    $1,645.38    $2,156.23    $3,483.30
with IPP & EBB Riders                                   $1,096.75    $1,772.50    $2,368.76    $3,912.00
MAINSTAY VP MODERATE ALLOCATION-SERVICE CLASS
without any Riders                                      $1,018.99    $1,540.57    $1,980.59    $3,126.75
with IPP Rider                                          $1,061.69    $1,667.96    $2,193.90    $3,558.77
with EBB Rider                                          $1,047.46    $1,625.62    $2,123.24    $3,416.90
with IPP & EBB Riders                                   $1,090.15    $1,753.03    $2,336.55    $3,848.92
MAINSTAY VP MODERATE GROWTH ALLOCATION-SERVICE CLASS
without any Riders                                      $1,022.80    $1,551.95    $1,999.75    $3,166.00
with IPP Rider                                          $1,065.47    $1,679.19    $2,212.60    $3,596.12
with EBB Rider                                          $1,051.25    $1,636.91    $2,142.10    $3,454.89
with IPP & EBB Riders                                   $1,093.93    $1,764.16    $2,354.97    $3,885.03
MAINSTAY VP S&P 500 INDEX-SERVICE CLASS
without any Riders                                      $  984.78    $1,437.61    $1,806.71    $2,766.30
with IPP Rider                                          $1,027.63    $1,566.42    $2,024.05    $3,215.67
with EBB Rider                                          $1,013.34    $1,523.61    $1,952.06    $3,068.11
with IPP & EBB Riders                                   $1,056.19    $1,652.43    $2,169.41    $3,517.50
MAINSTAY VP SMALL CAP GROWTH-SERVICE CLASS
without any Riders                                      $1,044.65    $1,617.27    $2,109.28    $3,388.73
with IPP Rider                                          $1,087.23    $1,743.61    $2,319.58    $3,808.10
with EBB Rider                                          $1,073.04    $1,701.64    $2,249.93    $3,670.40
with IPP & EBB Riders                                   $1,115.62    $1,827.98    $2,460.24    $4,089.78
MAINSTAY VP TOTAL RETURN-SERVICE CLASS
without any Riders                                      $1,013.29    $1,523.46    $1,951.79    $3,067.55
with IPP Rider                                          $1,056.01    $1,651.10    $2,165.77    $3,502.43
with EBB Rider                                          $1,041.77    $1,608.68    $2,094.90    $3,359.64
with IPP & EBB Riders                                   $1,084.49    $1,736.31    $2,308.86    $3,794.50
MAINSTAY VP VALUE-SERVICE CLASS(1)
without any Riders                                      $1,011.39    $1,517.75    $1,942.18    $3,047.76
with IPP Rider                                          $1,054.12    $1,645.46    $2,156.37    $3,483.57
with EBB Rider                                          $1,039.88    $1,603.03    $2,085.43    $3,340.48
with IPP & EBB Riders                                   $1,082.61    $1,730.74    $2,299.63    $3,776.31

----------
(1) The MainStay VP Value portfolio will merge with and into the MainStay VP ICAP Select Equity portfolio on May 16, 2008.

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
                                                        ------------------------------------------------
INVESTMENT DIVISION                                        1 YR         3 YR         5 YR        10 YR
-------------------                                     ---------    ---------    ---------    ---------
ALGER AMERICAN SMALLCAP GROWTH-CLASS S SHARES(2)
without any Riders                                      $1,044.65    $1,617.27    $2,109.28    $3,388.73
with IPP Rider                                          $1,087.23    $1,743.61    $2,319.58    $3,808.10
with EBB Rider                                          $1,073.04    $1,701.64    $2,249.93    $3,670.40
with IPP & EBB Riders                                   $1,115.62    $1,827.98    $2,460.24    $4,089.78
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders                                      $1,015.19    $1,529.17    $1,961.41    $3,087.34
with IPP Rider                                          $1,057.91    $1,656.72    $2,175.16    $3,521.25
with EBB Rider                                          $1,043.67    $1,614.34    $2,104.36    $3,378.77
with IPP & EBB Riders                                   $1,086.38    $1,741.89    $2,318.10    $3,812.69
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES-CLASS
  B
without any Riders                                      $1,038.00    $1,597.43    $2,076.07    $3,321.49
with IPP Rider                                          $1,080.61    $1,724.04    $2,287.13    $3,744.10
with EBB Rider                                          $1,066.41    $1,681.97    $2,217.23    $3,605.36
with IPP & EBB Riders                                   $1,109.02    $1,808.59    $2,428.31    $4,027.96
DREYFUS IP TECHNOLOGY GROWTH-SERVICE SHARES
without any Riders                                      $1,034.20    $1,586.07    $2,057.03    $3,282.84
with IPP Rider                                          $1,076.83    $1,712.85    $2,268.55    $3,707.33
with EBB Rider                                          $1,062.62    $1,670.73    $2,198.50    $3,567.95
with IPP & EBB Riders                                   $1,105.25    $1,797.50    $2,410.02    $3,992.44
FIDELITY(R) VIP CONTRAFUND(R)-SERVICE CLASS 2
without any Riders                                      $1,015.19    $1,529.17    $1,961.41    $3,087.34
with IPP Rider                                          $1,057.91    $1,656.72    $2,175.16    $3,521.25
with EBB Rider                                          $1,043.67    $1,614.34    $2,104.36    $3,378.77
with IPP & EBB Riders                                   $1,086.38    $1,741.89    $2,318.10    $3,812.69
FIDELITY(R) VIP EQUITY-INCOME-SERVICE CLASS 2
without any Riders                                      $1,005.69    $1,500.62    $1,913.29    $2,988.09
with IPP Rider                                          $1,048.44    $1,628.57    $2,128.16    $3,426.80
with EBB Rider                                          $1,034.19    $1,586.05    $2,056.99    $3,282.75
with IPP & EBB Riders                                   $1,076.95    $1,713.99    $2,271.85    $3,721.44
FIDELITY(R) VIP MID CAP-SERVICE CLASS 2
without any Riders                                      $1,016.14    $1,532.01    $1,966.20    $3,097.19
with IPP Rider                                          $1,058.85    $1,659.52    $2,179.83    $3,530.63
with EBB Rider                                          $1,044.61    $1,617.15    $2,109.06    $3,388.30
with IPP & EBB Riders                                   $1,087.32    $1,744.67    $2,322.71    $3,821.75
JANUS ASPEN SERIES BALANCED-SERVICE SHARES
without any Riders                                      $1,007.59    $1,506.32    $1,922.91    $3,008.01
with IPP Rider                                          $1,050.34    $1,634.20    $2,137.57    $3,445.76
with EBB Rider                                          $1,036.09    $1,591.71    $2,066.48    $3,302.03
with IPP & EBB Riders                                   $1,078.83    $1,719.57    $2,281.12    $3,739.77
JANUS ASPEN SERIES WORLDWIDE GROWTH-SERVICE SHARES
without any Riders                                      $1,017.09    $1,534.86    $1,971.00    $3,107.05
with IPP Rider                                          $1,059.80    $1,662.35    $2,184.53    $3,540.02
with EBB Rider                                          $1,045.56    $1,619.98    $2,113.80    $3,397.85
with IPP & EBB Riders                                   $1,088.27    $1,747.46    $2,327.32    $3,830.82

----------
(2) No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                              EXPENSES IF YOU SURRENDER YOUR POLICY
                                                        ------------------------------------------------
INVESTMENT DIVISION                                        1 YR         3 YR         5 YR        10 YR
-------------------                                     ---------    ---------    ---------    ---------
MFS(R) INVESTORS TRUST SERIES-SERVICE CLASS
without any Riders                                      $1,034.20    $1,586.07    $2,057.03    $3,282.84
with IPP Rider                                          $1,076.83    $1,712.85    $2,268.55    $3,707.33
with EBB Rider                                          $1,062.62    $1,670.73    $2,198.50    $3,567.95
with IPP & EBB Riders                                   $1,105.25    $1,797.50    $2,410.02    $3,992.44
MFS(R) RESEARCH SERIES-SERVICE CLASS
without any Riders                                      $1,037.05    $1,594.59    $2,071.31    $3,311.85
with IPP Rider                                          $1,079.66    $1,721.24    $2,282.50    $3,734.94
with EBB Rider                                          $1,065.46    $1,679.16    $2,212.55    $3,596.01
with IPP & EBB Riders                                   $1,108.07    $1,805.82    $2,423.74    $4,019.09
MFS(R) UTILITIES SERIES-SERVICE CLASS
without any Riders                                      $1,034.20    $1,586.07    $2,057.03    $3,282.84
with IPP Rider                                          $1,076.83    $1,712.85    $2,268.55    $3,707.33
with EBB Rider                                          $1,062.62    $1,670.73    $2,198.50    $3,567.95
with IPP & EBB Riders                                   $1,105.25    $1,797.50    $2,410.02    $3,992.44
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO-CLASS S
without any Riders                                      $1,038.00    $1,597.43    $2,076.07    $3,321.49
with IPP Rider                                          $1,080.61    $1,724.04    $2,287.13    $3,744.10
with EBB Rider                                          $1,066.41    $1,681.97    $2,217.23    $3,605.36
with IPP & EBB Riders                                   $1,109.02    $1,808.59    $2,428.31    $4,027.96
ROYCE MICRO-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                      $1,054.16    $1,645.58    $2,156.58    $3,483.99
with IPP Rider                                          $1,096.70    $1,771.53    $2,365.78    $3,898.76
with EBB Rider                                          $1,082.52    $1,729.68    $2,296.48    $3,762.57
with IPP & EBB Riders                                   $1,125.05    $1,855.63    $2,505.69    $4,177.34
ROYCE SMALL-CAP PORTFOLIO-INVESTMENT CLASS
without any Riders                                      $1,032.30    $1,580.40    $2,047.52    $3,263.47
with IPP Rider                                          $1,074.94    $1,707.24    $2,259.24    $3,688.88
with EBB Rider                                          $1,060.72    $1,665.09    $2,189.12    $3,549.21
with IPP & EBB Riders                                   $1,103.36    $1,791.94    $2,400.86    $3,974.63
T. ROWE PRICE EQUITY INCOME PORTFOLIO II
without any Riders                                      $1,034.20    $1,586.07    $2,057.03    $3,282.84
with IPP Rider                                          $1,076.83    $1,712.85    $2,268.55    $3,707.33
with EBB Rider                                          $1,062.62    $1,670.73    $2,198.50    $3,567.95
with IPP & EBB Riders                                   $1,105.25    $1,797.50    $2,410.02    $3,992.44
VAN ECK WORLDWIDE HARD ASSETS
without any Riders                                      $1,025.64    $1,560.48    $2,014.09    $3,195.33
with IPP Rider                                          $1,068.31    $1,687.61    $2,226.61    $3,624.04
with EBB Rider                                          $1,054.09    $1,645.38    $2,156.23    $3,483.30
with IPP & EBB Riders                                   $1,096.75    $1,772.50    $2,368.76    $3,912.00
VAN KAMPEN UIF EMERGING MARKETS EQUITY-CLASS II
without any Riders                                      $1,113.09    $1,819.76    $2,445.34    $4,053.67
with IPP Rider                                          $1,155.36    $1,943.30    $2,647.80    $4,440.88
with EBB Rider                                          $1,141.27    $1,902.25    $2,580.74    $4,313.73
with IPP & EBB Riders                                   $1,183.54    $2,025.80    $2,783.21    $4,700.95
VICTORY VIF DIVERSIFIED STOCK-CLASS A SHARES
without any Riders                                      $1,047.51    $1,625.77    $2,123.49    $3,417.41
with IPP Rider                                          $1,090.08    $1,752.01    $2,333.47    $3,835.41
with EBB Rider                                          $1,075.89    $1,710.06    $2,263.92    $3,698.15
with IPP & EBB Riders                                   $1,118.46    $1,836.28    $2,473.90    $4,116.14

     Also, replace the third paragraph under "Charges and Deductions--Surrender Charges," with the following:

          The maximum surrender charge will be 8% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time the premium payment or portion thereof is in your policy before it is withdrawn. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first two Policy Years is 8% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Policy Year, until the eighth Policy Year, after which no charge is made.

III. MAINTENANCE OF POLICY VALUE/LAPSE

     Replace the paragraph under question "8." and under "Distributions Under the Policy--Our Right to Cancel" with the following:

          If a partial withdrawal, together with any surrender charges, would reduce the Accumulation Value of your policy to less than $2,000, We reserve the right to terminate your policy. We will notify you of Our intention to exercise this right 90 days prior to terminating your policy. If We terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     Replace the heading of question "8." with: "8. MAY NYLIAC TERMINATE MY POLICY?"

IV. MINIMUM PREMIUM PAYMENT

     Replace the first sentence of the fourth paragraph under "Policy Application and Premium Payments" with the following:

          Unless We permit otherwise, the minimum initial premium payment is $5,000 for both Qualified and Non-Qualified Policies and $10,000 for policies issued to fund a Pension Plan.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2008
                                       FOR
                 NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND

                 NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY

              (FORMERLY MAINSTAY PREMIUM PLUS VARIABLE ANNUITY AND

                   MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY)

                                      FROM

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                   51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity Prospectus dated May 1, 2008. You may obtain a copy of the Prospectus by calling NYL Annuity Service Center at (800) 762-6212 or writing to NYL Annuity Service Center, 2400 Reliable Parkway, Chicago, IL 60686. Terms used but not defined in this SAI have the same meaning as in the current New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity Prospectus.

     NYLIAC is offering in Alabama, Connecticut, Maryland, Massachusetts, New Jersey, New York, Oregon, South Carolina, and Washington an individual single premium version of the policies. Appendix 1 of this SAI modifies this SAI to describe the single premium version of the policies.

                                TABLE OF CONTENTS

                                                                                  PAGE
                                                                                  ----


THE POLICIES....................................................................     2
  Valuation of Accumulation Units...............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation...................     3
  Tax Status of the Policies....................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
NYLIAC AND SEPARATE ACCOUNT FINANCIAL STATEMENTS................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                    (a/b) - c

Where: a = the result of:

               (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

               (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

       b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

       c = a factor representing the charges deducted from the applicable
           Investment Division on a daily basis. Such factor is equal to either 1.60% (annualized) of the daily average Variable Accumulation Value for the New York Life Premium Plus Variable Annuity or 1.75% (annualized) for the New York Life Premium Plus II Variable Annuity. (See "Charges and Deductions--Other Charges" in the Prospectus)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus) If we made payments based on incorrect age or gender, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner(s) or Annuitant's lifetime, you must send a duly executed instrument of assignment to the NYL Annuity Service Center at one of the addresses listed in Question 16 of this Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular subaccounts of a Separate Account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policy owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policy owner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policy owner's death; and (b) if any policy owner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policy owner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policy owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policy owner's surviving spouse, the Policy may be continued with the surviving spouse as the new policy owner. If the policy owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the IRS notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC maintains all records and reports relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

     IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYL ANNUITY SERVICE CENTER OR NYLIAC?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS

     The consolidated balance sheet of NYLIAC as of December 31, 2007 and 2006, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2007, included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2007 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                                   APPENDIX 1

                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2008

     NYLIAC is offering an individual single premium version of the policies in Alabama, Connecticut, Maryland, Massachusetts, New Jersey, New York, Oregon, South Carolina, and Washington. This Appendix modifies the May 1, 2008 Statement of Additional Information ("SAI") for the policies to describe the single premium version of the policies.

     When reading this Appendix together with the SAI, keep in mind that only one premium payment is permitted under the single premium policies and only one Credit will be credited to such premium payment. Exceptions to this rule apply only in cases where part of your purchase payment is funded from another source, such as a 1035 exchange, rollover, or transfer from an institution. In such cases, we may receive parts of your purchase payment on different Business Days.

     Accordingly, except in the circumstances described above, all references throughout the Statement of Additional Information to premium payments in the plural (and any Credits thereon) should be read to mean the singular. Naturally, any features or services that relate to multiple premium payments are not applicable to the single premium policy.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS



SERIES I POLICIES:        New York Life Variable Annuity*
                          New York Life Flexible Premium Variable
                          Annuity*
                          New York Life Plus Variable Annuity*

SERIES II POLICIES:       New York Life Access Variable Annuity*

SERIES III POLICIES:      New York Life Premium Plus Variable Annuity*


SERIES IV POLICIES:       New York Life Essentials Variable Annuity*
                          New York Life Plus II Variable Annuity*

SERIES V POLICIES:        New York Life Select Variable Annuity*


SERIES VI POLICIES:       New York Life Premium Plus II Variable Annuity*



          *Includes policies formerly known as LifeStages(R) and MainStay

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007





                                                             MAINSTAY VP
                                           MAINSTAY VP         CAPITAL         MAINSTAY VP
                                             BOND--        APPRECIATION--         CASH
                                          INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $157,120,147      $222,936,849      $281,363,434
  Dividends due and accrued...........              --                --           954,660
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         100,312            32,548           719,578

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................         556,537           765,250           898,860
     Administrative charges...........          47,811            87,077            64,118
                                          ------------      ------------      ------------
       Total net assets...............    $156,616,111      $222,117,070      $282,074,694
                                          ============      ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $103,808,061      $198,460,658      $121,911,806
     Series II Policies...............         935,608           255,780        13,015,080
     Series III Policies..............      39,600,213        16,543,361        79,545,198
     Series IV Policies...............      12,064,610         6,849,003        42,683,639
     Series V Policies................         207,619             8,268         4,303,536
     Series VI Policies...............              --                --        20,615,435
                                          ------------      ------------      ------------
       Total net assets...............    $156,616,111      $222,117,070      $282,074,694
                                          ============      ============      ============

     Series I variable accumulation
       unit value.....................    $      17.47      $      20.37      $       1.35
                                          ============      ============      ============
     Series II variable accumulation
       unit value.....................    $      14.12      $       7.61      $       1.11
                                          ============      ============      ============
     Series III variable accumulation
       unit value.....................    $      13.81      $       6.93      $       1.10
                                          ============      ============      ============
     Series IV variable accumulation
       unit value.....................    $      12.40      $      11.69      $       1.06
                                          ============      ============      ============
     Series V variable accumulation
       unit value.....................    $      11.88      $      14.12      $       1.04
                                          ============      ============      ============
     Series VI variable accumulation
       unit value.....................    $         --      $         --      $       1.05
                                          ============      ============      ============


Identified Cost of Investment.........    $154,354,207      $207,866,546      $281,363,905
                                          ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                                MAINSTAY VP
        MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP
          COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT
          STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------


       $219,189,307      $169,452,608       $29,743,734      $110,869,394      $510,730,516       $95,403,547
                 --                --                --                --                --                --

            (37,973)          (84,677)          110,031           (25,489)         (105,323)           14,797



            754,424           595,716           111,451           396,482         1,793,838           335,691
             79,768            55,623             8,957            33,605           171,512            30,048
       ------------      ------------       -----------      ------------      ------------       -----------
       $218,317,142      $168,716,592       $29,733,357      $110,413,818      $508,659,843       $95,052,605
       ============      ============       ===========      ============      ============       ===========



       $181,426,862      $119,531,237       $18,277,850      $ 70,190,007      $382,935,842       $66,251,340
            604,449         1,182,431           212,085           578,888         2,222,912           583,210
         26,757,334        35,195,724         8,932,058        30,101,892        93,011,139        21,861,576
          9,414,598        12,384,471         2,147,117         9,359,559        30,072,444         6,279,315
            113,899           422,729           164,247           183,472           417,506            77,164
                 --                --                --                --                --                --
       ------------      ------------       -----------      ------------      ------------       -----------
       $218,317,142      $168,716,592       $29,733,357      $110,413,818      $508,659,843       $95,052,605
       ============      ============       ===========      ============      ============       ===========

       $      28.11      $      22.80       $     14.26      $      16.85      $      25.68       $     14.42
       ============      ============       ===========      ============      ============       ===========
       $       9.76      $      12.81       $     13.58      $      13.33      $      16.19       $     13.27
       ============      ============       ===========      ============      ============       ===========
       $       9.80      $      12.24       $     13.62      $      13.15      $      15.88       $     13.08
       ============      ============       ===========      ============      ============       ===========
       $      13.89      $      15.13       $     18.09      $      11.95      $      16.31       $     14.23
       ============      ============       ===========      ============      ============       ===========
       $      15.44      $      16.57       $     22.17      $      11.48      $      16.99       $     18.46
       ============      ============       ===========      ============      ============       ===========
       $         --      $         --       $        --      $         --      $         --       $        --
       ============      ============       ===========      ============      ============       ===========


       $194,119,795      $129,024,236       $20,878,791      $109,935,112      $474,104,654       $85,368,550
       ============      ============       ===========      ============      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                     MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                    INTERNATIONAL       LARGE CAP          MID CAP
                                      EQUITY--          GROWTH--           CORE--
                                    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                   --------------------------------------------------

ASSETS:
  Investments, at net asset
     value......................    $124,761,251       $73,259,034       $69,778,515
  Dividends due and accrued.....              --                --                --
  Net receivable from (payable
     to) New York Life Insurance
     and Annuity Corporation....         (58,800)           82,316             7,466

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges..................         445,513           254,178           247,843
     Administrative charges.....          39,444            25,541            21,150
                                    ------------       -----------       -----------
       Total net assets.........    $124,217,494       $73,061,631       $69,516,988
                                    ============       ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies..........    $ 84,427,671       $56,461,413       $44,023,976
     Series II Policies.........       1,125,071           390,578           354,792
     Series III Policies........      29,445,167        12,304,003        18,072,018
     Series IV Policies.........       9,134,033         3,645,789         7,040,617
     Series V Policies..........          85,552           259,848            25,585
     Series VI Policies.........              --                --                --
                                    ------------       -----------       -----------
       Total net assets.........    $124,217,494       $73,061,631       $69,516,988
                                    ============       ===========       ===========

     Series I variable
       accumulation unit value..    $      25.81       $     15.61       $     17.34
                                    ============       ===========       ===========
     Series II variable
       accumulation unit value..    $      15.66       $      8.68       $     18.60
                                    ============       ===========       ===========
     Series III variable
       accumulation unit value..    $      15.68       $      7.40       $     17.85
                                    ============       ===========       ===========
     Series IV variable
       accumulation unit value..    $      18.62       $     12.48       $     17.55
                                    ============       ===========       ===========
     Series V variable
       accumulation unit value..    $      20.26       $     14.88       $     20.48
                                    ============       ===========       ===========
     Series VI variable
       accumulation unit value..    $         --       $        --       $        --
                                    ============       ===========       ===========


Identified Cost of Investment...    $101,500,344       $60,779,176       $62,135,225
                                    ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                          ALGER AMERICAN
          MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP           SMALL
         GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
      ----------------------------------------------------------------------------------------------------------------------------


        $94,441,153      $121,616,677      $437,588,797       $41,690,770      $155,254,012      $204,076,829        $78,597,780
                 --                --                --                --                --                --                 --

            (33,246)          (63,791)         (287,230)          (16,515)          (69,715)          (78,114)             2,747




            334,432           428,902         1,504,089           147,235           530,165           705,913            286,085
             29,354            35,603           156,546            12,733            57,416            66,816             28,320
        -----------      ------------      ------------       -----------      ------------      ------------        -----------
        $94,044,121      $121,088,381      $435,640,932       $41,514,287      $154,596,716      $203,225,986        $78,286,122
        ===========      ============      ============       ===========      ============      ============        ===========



        $60,357,414      $ 73,159,997      $356,726,875       $24,405,180      $133,025,672      $151,096,864        $60,435,636
            293,380           455,198           964,000           104,845           336,292           955,634            379,451
         23,870,996        34,311,735        57,127,534        10,879,802        15,244,050        39,764,159         13,722,273
          9,477,972        12,987,134        20,632,364         6,073,421         5,942,221        11,287,783          3,672,035
             44,359           174,317           190,159            51,039            48,481           121,546             76,727
                 --                --                --                --                --                --                 --
        -----------      ------------      ------------       -----------      ------------      ------------        -----------
        $94,044,121      $121,088,381      $435,640,932       $41,514,287      $154,596,716      $203,225,986        $78,286,122
        ===========      ============      ============       ===========      ============      ============        ===========

        $     15.70      $      13.95      $      27.58       $     10.65      $      21.45      $      24.74        $     15.64
        ===========      ============      ============       ===========      ============      ============        ===========
        $     19.94      $      13.76      $      10.40       $     10.86      $       9.81      $      14.37        $     10.89
        ===========      ============      ============       ===========      ============      ============        ===========
        $     15.87      $      13.97      $      10.10       $     10.51      $       9.38      $      13.70        $     10.08
        ===========      ============      ============       ===========      ============      ============        ===========
        $     17.15      $      13.60      $      13.76       $     11.45      $      12.95      $      13.05        $     20.78
        ===========      ============      ============       ===========      ============      ============        ===========
        $     24.45      $      13.50      $      16.18       $     12.57      $      14.45      $      13.92        $     24.07
        ===========      ============      ============       ===========      ============      ============        ===========
        $        --      $         --      $         --       $        --      $         --      $         --        $        --
        ===========      ============      ============       ===========      ============      ============        ===========


        $70,282,367      $109,068,456      $372,164,738       $38,512,090      $152,786,713      $171,444,685        $40,648,711
        ===========      ============      ============       ===========      ============      ============        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                                              DREYFUS IP
                                           CVS CALVERT        TECHNOLOGY      FIDELITY(R) VIP
                                         SOCIAL BALANCED       GROWTH--       CONTRAFUND(R)--
                                            PORTFOLIO       INITIAL SHARES     INITIAL CLASS
                                         ----------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $40,298,540        $18,852,361       $404,152,104
  Dividends due and accrued...........              --                 --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         (23,936)            24,482             (5,276)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................         145,379             69,100          1,441,235
     Administrative charges...........          12,134              5,598            143,037
                                           -----------        -----------       ------------
       Total net assets...............     $40,117,091        $18,802,145       $402,562,556
                                           ===========        ===========       ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $21,345,129        $11,013,814       $310,381,886
     Series II Policies...............         238,777            216,770          2,179,509
     Series III Policies..............       9,243,151          5,640,440         66,441,988
     Series IV Policies...............       5,648,702          1,862,566         23,040,783
     Series V Policies................         808,901             68,555            518,390
     Series VI Policies...............       2,832,431                 --                 --
                                           -----------        -----------       ------------
       Total net assets...............     $40,117,091        $18,802,145       $402,562,556
                                           ===========        ===========       ============

     Series I variable accumulation
       unit value.....................     $     20.22        $     10.32       $      30.93
                                           ===========        ===========       ============
     Series II variable accumulation
       unit value.....................     $     10.47        $     12.51       $      16.15
                                           ===========        ===========       ============
     Series III variable accumulation
       unit value.....................     $     10.15        $     10.40       $      15.49
                                           ===========        ===========       ============
     Series IV variable accumulation
       unit value.....................     $     13.09        $     12.54       $      18.29
                                           ===========        ===========       ============
     Series V variable accumulation
       unit value.....................     $     14.02        $     16.42       $      21.40
                                           ===========        ===========       ============
     Series VI variable accumulation
       unit value.....................     $     12.87        $        --       $         --
                                           ===========        ===========       ============


Identified Cost of Investment.........     $38,616,479        $15,483,931       $367,698,413
                                           ===========        ===========       ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                                             JANUS ASPEN
                           JANUS ASPEN         SERIES
      FIDELITY(R) VIP        SERIES           WORLDWIDE
          EQUITY-          BALANCED--         GROWTH--       MFS(R) INVESTORS    MFS(R) RESEARCH    MFS(R) UTILITIES
          INCOME--        INSTITUTIONAL     INSTITUTIONAL     TRUST SERIES--         SERIES--           SERIES--
       INITIAL CLASS         SHARES            SHARES          INITIAL CLASS      INITIAL CLASS       INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------


        $195,124,245      $403,923,567      $171,300,103        $23,403,264        $26,553,605         $6,373,118
                  --                --                --                 --                 --                 --

            (132,650)         (179,939)           39,964            (13,928)            (2,444)            (7,196)



             677,361         1,411,855           586,548             82,914             95,362             25,923
              63,338           145,558            65,979              7,386              9,127              1,125
        ------------      ------------      ------------        -----------        -----------         ----------
        $194,250,896      $402,186,215      $170,687,540        $23,299,036        $26,446,672         $6,338,874
        ============      ============      ============        ===========        ===========         ==========



        $143,890,673      $322,937,479      $149,192,932        $16,463,038        $20,040,447         $2,435,248
             902,711         1,446,794           391,934            271,545            181,460             85,349
          39,193,903        58,855,496        15,136,418          5,209,493          5,125,383          3,574,363
           9,959,623        18,623,774         5,874,652          1,283,233          1,093,843            178,449
             303,986           322,672            91,604             71,727              5,539             65,465
                  --                --                --                 --                 --                 --
        ------------      ------------      ------------        -----------        -----------         ----------
        $194,250,896      $402,186,215      $170,687,540        $23,299,036        $26,446,672         $6,338,874
        ============      ============      ============        ===========        ===========         ==========

        $      21.89      $      25.99      $      19.97        $     11.99        $     13.05         $    21.76
        ============      ============      ============        ===========        ===========         ==========
        $      14.17      $      13.40      $       8.46        $     10.57        $      9.20         $    25.48
        ============      ============      ============        ===========        ===========         ==========
        $      13.92      $      12.59      $       7.76        $     10.37        $      8.79         $    20.33
        ============      ============      ============        ===========        ===========         ==========
        $      14.24      $      13.98      $      12.91        $     13.76        $     14.29         $    32.88
        ============      ============      ============        ===========        ===========         ==========
        $      14.11      $      14.27      $      16.17        $     17.21        $     17.14         $    28.99
        ============      ============      ============        ===========        ===========         ==========
        $         --      $         --      $         --        $        --        $        --         $       --
        ============      ============      ============        ===========        ===========         ==========


        $186,563,501      $315,309,335      $167,739,828        $17,208,640        $18,871,179         $4,892,662
        ============      ============      ============        ===========        ===========         ==========


         NEUBERGER
        BERMAN AMT
          MID-CAP
          GROWTH
        PORTFOLIO--
          CLASS I
      --------------


        $7,328,739
                --
              (177)

            27,550
             1,589
        ----------
        $7,299,423
        ==========

        $3,159,736
            42,627
         3,264,085
           767,540
            65,435
                --
        ----------
        $7,299,423
        ==========

        $    14.92
        ==========
        $    15.29
        ==========
        $    15.36
        ==========
        $    21.44
        ==========
        $    20.45
        ==========
        $       --
        ==========


        $4,608,661
        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                               ROYCE               ROYCE
                                             MICRO-CAP           SMALL-CAP        T. ROWE PRICE
                                            PORTFOLIO--         PORTFOLIO--       EQUITY INCOME
                                         INVESTMENT CLASS    INVESTMENT CLASS       PORTFOLIO
                                         ------------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $63,407,475         $42,879,259       $194,652,448
  Dividends due and accrued...........               --                  --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          104,990             132,907             21,289

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          230,906             155,306            697,313
     Administrative charges...........           17,081              10,844             58,629
                                            -----------         -----------       ------------
       Total net assets...............      $63,264,478         $42,846,016       $193,917,795
                                            ===========         ===========       ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................      $20,156,490         $13,289,314       $124,889,263
     Series II Policies...............        1,311,060           1,355,199          1,614,583
     Series III Policies..............       12,084,963           8,699,774         51,769,647
     Series IV Policies...............       19,047,988          12,084,841         15,378,423
     Series V Policies................        1,123,503             467,094            265,879
     Series VI Policies...............        9,540,474           6,949,794                 --
                                            -----------         -----------       ------------
       Total net assets...............      $63,264,478         $42,846,016       $193,917,795
                                            ===========         ===========       ============

     Series I variable accumulation
       unit value.....................      $     14.88         $     12.27       $      16.99
                                            ===========         ===========       ============
     Series II variable accumulation
       unit value.....................      $     14.97         $     11.58       $      16.13
                                            ===========         ===========       ============
     Series III variable accumulation
       unit value.....................      $     14.67         $     11.85       $      15.76
                                            ===========         ===========       ============
     Series IV variable accumulation
       unit value.....................      $     14.49         $     12.05       $      14.07
                                            ===========         ===========       ============
     Series V variable accumulation
       unit value.....................      $     14.16         $     11.40       $      14.11
                                            ===========         ===========       ============
     Series VI variable accumulation
       unit value.....................      $     14.57         $     11.88       $         --
                                            ===========         ===========       ============


Identified Cost of Investment.........      $67,563,212         $45,334,225       $168,470,263
                                            ===========         ===========       ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                          VAN KAMPEN
                         UIF EMERGING
          VAN ECK           MARKETS
         WORLDWIDE         EQUITY--
        HARD ASSETS         CLASS I
      --------------------------------


       $425,856,905      $127,316,152
                 --                --

            449,151           144,877



          1,646,449           489,204
            106,354            45,511
       ------------      ------------
       $424,553,253      $126,926,314
       ============      ============



       $144,461,016      $ 91,475,854
          8,507,219           436,089
        105,879,464        27,213,215
         89,912,149         7,540,708
          4,747,453           260,448
         71,045,952                --
       ------------      ------------
       $424,553,253      $126,926,314
       ============      ============

       $      40.93      $      31.39
       ============      ============
       $      40.36      $      22.55
       ============      ============
       $      40.82      $      26.12
       ============      ============
       $      38.67      $      34.80
       ============      ============
       $      48.17      $      44.08
       ============      ============
       $      42.57      $         --
       ============      ============


       $292,706,365      $ 78,372,625
       ============      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $137,967,033      $104,239,868       $51,908,289
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           7,419           379,688            15,799

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................         521,965           397,667           203,728
     Administrative charges...........          33,097            23,094            11,488
                                          ------------      ------------       -----------
       Total net assets...............    $137,419,390      $104,198,795       $51,708,872
                                          ============      ============       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 43,180,007      $ 17,118,807       $12,300,965
     Series II Policies...............       3,819,625         4,130,722           601,423
     Series III Policies..............      33,229,989        27,639,367        16,118,894
     Series IV Policies...............      31,072,833        31,506,466        11,934,664
     Series V Policies................       2,238,207         3,465,716           516,979
     Series VI Policies...............      23,878,729        20,337,717        10,235,947
                                          ------------      ------------       -----------
       Total net assets...............    $137,419,390      $104,198,795       $51,708,872
                                          ============      ============       ===========

     Series I variable accumulation
       unit value.....................    $      11.51      $      10.99       $     13.83
                                          ============      ============       ===========
     Series II variable accumulation
       unit value.....................    $      11.43      $      10.80       $     12.43
                                          ============      ============       ===========
     Series III variable accumulation
       unit value.....................    $      11.45      $      10.90       $     13.86
                                          ============      ============       ===========
     Series IV variable accumulation
       unit value.....................    $      11.50      $      10.97       $     13.79
                                          ============      ============       ===========
     Series V variable accumulation
       unit value.....................    $      11.41      $      10.70       $     13.37
                                          ============      ============       ===========
     Series VI variable accumulation
       unit value.....................    $      11.41      $      10.81       $     13.61
                                          ============      ============       ===========


Identified Cost of Investment.........    $137,232,999      $101,458,542       $41,446,974
                                          ============      ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                                            MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP        MAINSTAY VP         GROWTH
          STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--     GOVERNMENT--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
      ---------------------------------------------------------------------------------------------------------------------------


        $62,489,494      $117,425,551      $122,869,674       $40,121,932       $204,660,277       $68,615,932       $84,559,485
                 --                --                --                --          1,036,645                --                --

             34,146           244,783           292,841           171,458            278,703           222,236           221,353



            233,441           407,106           460,781           153,301            791,580           256,612           294,491
             14,255            23,107            26,205             8,747             45,288            15,403            21,951
        -----------      ------------      ------------       -----------       ------------       -----------       -----------
        $62,275,944      $117,240,121      $122,675,529       $40,131,342       $205,138,757       $68,566,153       $84,464,396
        ===========      ============      ============       ===========       ============       ===========       ===========



        $11,643,827      $ 33,967,758      $ 20,596,014       $ 8,013,971       $ 50,518,762       $12,746,782       $31,812,427
          1,029,286         9,872,541         3,777,922         1,216,421         14,727,965         2,056,357         1,602,398
         15,905,085        25,713,354        33,759,408        10,746,268         51,295,782        18,224,453        16,106,112
         21,136,563        21,457,790        37,117,272        10,779,021         52,121,709        19,355,333        19,361,928
            560,302         2,744,975         2,407,494           630,162          3,332,955         2,732,900           999,193
         12,000,881        23,483,703        25,017,419         8,745,499         33,141,584        13,450,328        14,582,338
        -----------      ------------      ------------       -----------       ------------       -----------       -----------
        $62,275,944      $117,240,121      $122,675,529       $40,131,342       $205,138,757       $68,566,153       $84,464,396
        ===========      ============      ============       ===========       ============       ===========       ===========

        $     15.61      $      11.28      $      14.77       $     19.79       $      10.62       $     10.71       $     12.03
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     12.45      $      11.21      $      12.94       $     16.27       $      10.63       $     10.78       $     11.64
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     15.39      $      11.23      $      14.70       $     19.36       $      10.56       $     10.57       $     11.76
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     15.57      $      11.19      $      14.66       $     19.73       $      10.60       $     10.70       $     12.02
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     15.22      $      11.15      $      14.39       $     19.07       $      10.69       $     10.51       $     11.64
        ===========      ============      ============       ===========       ============       ===========       ===========
        $     15.36      $      11.10      $      14.37       $     19.74       $      10.58       $     10.54       $     11.64
        ===========      ============      ============       ===========       ============       ===========       ===========


        $57,586,414      $116,083,487      $103,769,215       $30,536,498       $212,357,407       $67,398,085       $81,499,334
        ===========      ============      ============       ===========       ============       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007



                                            MAINSTAY VP
                                            HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                             CORPORATE        ICAP SELECT      INTERNATIONAL
                                              BOND--           EQUITY--          EQUITY--
                                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                          --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $469,337,063      $105,408,871      $202,077,814
  Dividends due and accrued...........               --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          112,326           237,278           278,824

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................        1,800,803           387,018           767,588
     Administrative charges...........          100,279            21,696            44,209
                                           ------------      ------------      ------------
       Total net assets...............     $467,548,307      $105,237,435      $201,544,841
                                           ============      ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:

     Series I Policies................     $ 76,442,010      $ 18,508,990      $ 34,716,196
     Series II Policies...............       13,751,728         4,483,408         5,359,418
     Series III Policies..............      135,740,590        25,972,915        50,876,132
     Series IV Policies...............      138,150,251        30,523,089        62,626,604
     Series V Policies................       11,503,782         2,136,149         4,099,936
     Series VI Policies...............       91,959,946        23,612,884        43,866,555
                                           ------------      ------------      ------------
       Total net assets...............     $467,548,307      $105,237,435      $201,544,841
                                           ============      ============      ============

     Series I variable accumulation
       unit value.....................     $      14.20      $      15.87      $      19.19
                                           ============      ============      ============
     Series II variable accumulation
       unit value.....................     $      11.38      $      12.94      $      14.38
                                           ============      ============      ============
     Series III variable accumulation
       unit value.....................     $      14.01      $      15.70      $      18.73
                                           ============      ============      ============
     Series IV variable accumulation
       unit value.....................     $      14.25      $      15.80      $      18.93
                                           ============      ============      ============
     Series V variable accumulation
       unit value.....................     $      13.90      $      15.43      $      18.11
                                           ============      ============      ============
     Series VI variable accumulation
       unit value.....................     $      13.98      $      15.60      $      18.34
                                           ============      ============      ============


Identified Cost of Investment.........     $468,734,964      $101,714,744      $179,521,175
                                           ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                                                  MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
         LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
         GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------


        $50,074,872      $116,452,918      $150,538,547      $154,507,628      $184,377,129      $199,889,747
                 --                --                --                --                --                --

            209,674           110,520           (21,119)           24,002           246,879           410,656



            185,142           443,032           571,638           576,180           646,666           703,092
             10,247            25,353            32,980            33,876            42,454            47,237
        -----------      ------------      ------------      ------------      ------------      ------------
        $50,089,157      $116,095,053      $149,912,810      $153,921,574      $183,934,888      $199,550,074
        ===========      ============      ============      ============      ============      ============




        $ 8,088,979      $ 22,216,994      $ 30,017,525      $ 27,197,257      $ 54,540,023      $ 66,814,796
          1,145,793         2,508,523         1,921,751         2,489,347         8,562,633         7,033,701
         12,887,814        29,030,432        39,208,405        42,800,620        40,679,927        43,548,344
         15,201,100        33,257,235        42,594,267        49,928,677        44,834,939        42,214,633
            998,812         2,167,755         1,636,582         2,019,569         4,095,646         3,058,660
         11,766,659        26,914,114        34,534,280        29,486,104        31,221,720        36,879,940
        -----------      ------------      ------------      ------------      ------------      ------------
        $50,089,157      $116,095,053      $149,912,810      $153,921,574      $183,934,888      $199,550,074
        ===========      ============      ============      ============      ============      ============

        $     13.79      $      18.88      $      20.52      $      15.20      $      11.59      $      11.87
        ===========      ============      ============      ============      ============      ============
        $     14.21      $      13.51      $      14.37      $      11.62      $      11.41      $      11.63
        ===========      ============      ============      ============      ============      ============
        $     13.65      $      18.60      $      19.93      $      15.24      $      11.41      $      11.66
        ===========      ============      ============      ============      ============      ============
        $     13.75      $      18.73      $      20.07      $      15.17      $      11.50      $      11.80
        ===========      ============      ============      ============      ============      ============
        $     13.13      $      18.51      $      19.38      $      14.83      $      11.40      $      11.44
        ===========      ============      ============      ============      ============      ============
        $     13.55      $      18.37      $      20.20      $      14.96      $      11.38      $      11.63
        ===========      ============      ============      ============      ============      ============


        $41,157,458      $113,122,210      $123,840,059      $156,112,443      $178,169,009      $192,614,840
        ===========      ============      ============      ============      ============      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007




                                           MAINSTAY VP       MAINSTAY VP
                                             S&P 500          SMALL CAP        MAINSTAY VP
                                             INDEX--          GROWTH--       TOTAL RETURN--
                                          SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $233,909,827       $65,552,675       $47,646,134
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         (39,274)           19,966             8,963

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................         883,951           244,008           183,346
     Administrative charges...........          54,453            15,632            10,073
                                          ------------       -----------       -----------
       Total net assets...............    $232,932,149       $65,313,001       $47,461,678
                                          ============       ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 49,748,914       $14,893,125       $ 9,999,727
     Series II Policies...............       3,402,303           611,695           409,409
     Series III Policies..............      65,495,732        17,582,455        16,167,385
     Series IV Policies...............      67,132,216        20,001,449        11,398,115
     Series V Policies................       4,530,034           639,358           685,793
     Series VI Policies...............      42,622,950        11,584,919         8,801,249
                                          ------------       -----------       -----------
       Total net assets...............    $232,932,149       $65,313,001       $47,461,678
                                          ============       ===========       ===========

     Series I variable accumulation
       unit value.....................    $      14.82       $     13.43       $     13.39
                                          ============       ===========       ===========
     Series II variable accumulation
       unit value.....................    $      12.36       $     10.45       $     12.00
                                          ============       ===========       ===========
     Series III variable accumulation
       unit value.....................    $      14.62       $     13.41       $     13.26
                                          ============       ===========       ===========
     Series IV variable accumulation
       unit value.....................    $      14.78       $     13.15       $     13.52
                                          ============       ===========       ===========
     Series V variable accumulation
       unit value.....................    $      14.53       $     12.62       $     12.96
                                          ============       ===========       ===========
     Series VI variable accumulation
       unit value.....................    $      14.58       $     13.21       $     12.99
                                          ============       ===========       ===========


Identified Cost of Investment.........    $191,944,933       $66,277,086       $44,255,621
                                          ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                            COLUMBIA SMALL
                         ALGER AMERICAN        CAP VALUE        DREYFUS IP                         FIDELITY(R) VIP
        MAINSTAY VP           SMALL         FUND, VARIABLE      TECHNOLOGY      FIDELITY(R) VIP        EQUITY-
          VALUE--       CAPITALIZATION--       SERIES--          GROWTH--       CONTRAFUND(R)--        INCOME--
       SERVICE CLASS     CLASS S SHARES         CLASS B       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------


       $104,615,586        $64,303,803        $49,925,294       $29,643,653       $347,368,734       $178,078,444
                 --                 --                 --                --                 --                 --

             23,821              5,298             41,838            34,170            710,028            236,776



            397,354            255,711            188,120           111,211          1,333,507            665,022
             21,920             16,050             12,887             7,706             84,941             39,327
       ------------        -----------        -----------       -----------       ------------       ------------
       $104,220,133        $64,037,340        $49,766,125       $29,558,906       $346,660,314       $177,610,871
       ============        ===========        ===========       ===========       ============       ============



       $ 19,776,546        $12,943,645        $15,904,751       $ 7,240,622       $ 63,638,962       $ 33,726,024
          2,203,339            848,048          1,941,958           640,226          7,894,359          5,346,962
         29,553,537         16,110,137          9,780,728         7,547,971         78,566,161         45,913,170
         29,242,789         21,172,466         13,313,695         9,538,587        118,355,027         51,193,278
          1,233,757            538,324            781,812           263,803          8,135,315          4,704,980
         22,210,165         12,424,720          8,043,181         4,327,697         70,070,490         36,726,457
       ------------        -----------        -----------       -----------       ------------       ------------
       $104,220,133        $64,037,340        $49,766,125       $29,558,906       $346,660,314       $177,610,871
       ============        ===========        ===========       ===========       ============       ============

       $      15.52        $     21.83        $     12.48       $     13.74       $      19.41       $      15.54
       ============        ===========        ===========       ===========       ============       ============
       $      12.48        $     16.22        $     12.01       $     12.70       $      14.93       $      12.43
       ============        ===========        ===========       ===========       ============       ============
       $      15.31        $     21.63        $     12.35       $     13.52       $      19.08       $      15.22
       ============        ===========        ===========       ===========       ============       ============
       $      15.72        $     21.69        $     12.38       $     13.61       $      19.58       $      15.45
       ============        ===========        ===========       ===========       ============       ============
       $      15.16        $     21.09        $     12.21       $     13.35       $      18.71       $      15.29
       ============        ===========        ===========       ===========       ============       ============
       $      15.28        $     21.50        $     12.27       $     13.42       $      18.81       $      15.22
       ============        ===========        ===========       ===========       ============       ============


       $ 98,955,668        $46,034,104        $53,793,991       $24,470,684       $361,575,019       $186,411,688
       ============        ===========        ===========       ===========       ============       ============


      FIDELITY(R) VIP
         MID CAP--
      SERVICE CLASS 2
      ---------------


        $219,499,847
                  --
            (179,120)

             814,150
              56,155
        ------------
        $218,450,422
        ============

        $ 72,917,467
           3,433,450
          49,973,301
          54,914,047
           2,553,739
          34,658,418
        ------------
        $218,450,422
        ============

        $      20.32
        ============
        $      18.22
        ============
        $      20.09
        ============
        $      20.54
        ============
        $      19.07
        ============
        $      20.32
        ============


        $193,606,346
        ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2007



                                                             JANUS ASPEN
                                           JANUS ASPEN         SERIES
                                             SERIES           WORLDWIDE      MFS(R) INVESTORS
                                           BALANCED--         GROWTH--        TRUST SERIES--
                                         SERVICE SHARES    SERVICE SHARES      SERVICE CLASS
                                         ----------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $119,236,090       $38,132,733        $8,042,392
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         125,135          (164,420)           14,351

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................         449,583           142,825            29,906
     Administrative charges...........          28,311             8,945             1,894
                                          ------------       -----------        ----------
       Total net assets...............    $118,883,331       $37,816,543        $8,024,943
                                          ============       ===========        ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 22,048,547       $ 8,450,144        $1,575,816
     Series II Policies...............       2,486,468           871,257            93,897
     Series III Policies..............      32,201,589        10,031,082         2,158,569
     Series IV Policies...............      37,641,564        11,312,804         2,582,743
     Series V Policies................       3,807,347           479,926           155,981
     Series VI Policies...............      20,697,816         6,671,330         1,457,937
                                          ------------       -----------        ----------
       Total net assets...............    $118,883,331       $37,816,543        $8,024,943
                                          ============       ===========        ==========

     Series I variable accumulation
       unit value.....................    $      14.12       $     15.51        $    15.14
                                          ============       ===========        ==========
     Series II variable accumulation
       unit value.....................    $      12.80       $     13.04        $    12.89
                                          ============       ===========        ==========
     Series III variable accumulation
       unit value.....................    $      14.07       $     15.28        $    15.12
                                          ============       ===========        ==========
     Series IV variable accumulation
       unit value.....................    $      14.09       $     15.37        $    15.26
                                          ============       ===========        ==========
     Series V variable accumulation
       unit value.....................    $      13.84       $     14.95        $    14.95
                                          ============       ===========        ==========
     Series VI variable accumulation
       unit value.....................    $      13.91       $     14.91        $    14.95
                                          ============       ===========        ==========


Identified Cost of Investment.........    $ 99,783,150       $30,820,009        $6,641,582
                                          ============       ===========        ==========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                                NEUBERGER
                                               BERMAN AMT                          VAN KAMPEN
                                                 MID-CAP                          UIF EMERGING       VICTORY VIF
      MFS(R) RESEARCH    MFS(R) UTILITIES        GROWTH         T. ROWE PRICE        MARKETS         DIVERSIFIED
          SERIES--           SERIES--          PORTFOLIO--      EQUITY INCOME       EQUITY--           STOCK--
       SERVICE CLASS       SERVICE CLASS         CLASS S        PORTFOLIO--II       CLASS II       CLASS A SHARES
      -----------------------------------------------------------------------------------------------------------


        $10,635,154        $534,669,397        $35,093,803      $218,880,926      $152,496,644       $25,631,809
                 --                  --                 --                --                --                --

             12,665           1,143,046            132,169            70,013           379,191            28,085



             39,854           2,008,483            129,115           835,506           616,726            94,135
              2,430             125,631              8,086            51,118            36,190             6,956
        -----------        ------------        -----------      ------------      ------------       -----------
        $10,605,535        $533,678,329        $35,088,771      $218,064,315      $152,222,919       $25,558,803
        ===========        ============        ===========      ============      ============       ===========



        $ 2,304,785        $170,943,082        $ 9,825,590      $ 34,245,141      $ 28,552,440       $ 7,960,002
            168,018          15,026,252            777,210         4,606,977         3,757,522           742,889
          2,844,261         124,909,343          8,100,082        47,651,484        37,273,565         4,571,364
          2,930,719         110,284,250          8,821,348        75,254,887        46,862,879         7,803,338
            135,206           8,805,515            548,001         7,211,613         1,635,470           616,850
          2,222,546         103,709,887          7,016,540        49,094,213        34,141,043         3,864,360
        -----------        ------------        -----------      ------------      ------------       -----------
        $10,605,535        $533,678,329        $35,088,771      $218,064,315      $152,222,919       $25,558,803
        ===========        ============        ===========      ============      ============       ===========

        $     16.13        $      25.89        $     18.99      $      15.39      $      41.09       $     14.59
        ===========        ============        ===========      ============      ============       ===========
        $     12.99        $      23.13        $     16.17      $      12.50      $      26.25       $     12.93
        ===========        ============        ===========      ============      ============       ===========
        $     15.88        $      27.07        $     18.96      $      15.21      $      39.25       $     14.35
        ===========        ============        ===========      ============      ============       ===========
        $     15.70        $      27.34        $     19.67      $      15.39      $      40.83       $     14.18
        ===========        ============        ===========      ============      ============       ===========
        $     15.88        $      27.01        $     19.02      $      15.02      $      31.08       $     13.95
        ===========        ============        ===========      ============      ============       ===========
        $     16.06        $      26.86        $     19.11      $      15.12      $      39.16       $     14.27
        ===========        ============        ===========      ============      ============       ===========


        $ 8,522,030        $407,530,168        $29,933,070      $208,424,938      $111,221,577       $23,633,428
        ===========        ============        ===========      ============      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2007





                                                            MAINSTAY VP
                                            MAINSTAY VP       CAPITAL       MAINSTAY VP
                                              BOND--      APPRECIATION--       CASH
                                           INITIAL CLASS   INITIAL CLASS    MANAGEMENT
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  5,695,005    $    312,780    $   9,988,320
  Mortality and expense risk charges....     (2,152,931)     (3,066,640)      (2,960,072)
  Administrative charges................       (187,226)       (349,471)        (215,086)
                                           ------------    ------------    -------------
       Net investment income (loss).....      3,354,848      (3,103,331)       6,813,162
                                           ------------    ------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     31,534,542      61,086,768      150,100,606
  Cost of investments sold..............    (30,576,662)    (80,872,521)    (150,101,959)
                                           ------------    ------------    -------------
       Net realized gain (loss) on
          investments...................        957,880     (19,785,753)          (1,353)
  Realized gain distribution received...             --              --               --
  Change in unrealized appreciation
     (depreciation) on investments......      3,446,949      48,630,395            2,420
                                           ------------    ------------    -------------
       Net gain (loss) on investments...      4,404,829      28,844,642            1,067
                                           ------------    ------------    -------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $  7,759,677    $ 25,741,311    $   6,814,229
                                           ============    ============    =============








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                           INTERNATIONAL     LARGE CAP        MID CAP
                                             EQUITY--        GROWTH--         CORE--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $    872,498    $     13,684    $    289,759
  Mortality and expense risk charges....     (1,815,631)       (912,704)     (1,039,199)
  Administrative charges................       (161,025)        (92,391)        (88,370)
                                           ------------    ------------    ------------
       Net investment income (loss).....     (1,104,158)       (991,411)       (837,810)
                                           ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     29,322,219      16,040,052      14,964,406
  Cost of investments sold..............    (16,495,204)    (18,159,647)     (8,161,144)
                                           ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................     12,827,015      (2,119,595)      6,803,262
  Realized gain distribution received...      8,094,435              --       7,039,249
  Change in unrealized appreciation
     (depreciation) on investments......    (15,178,784)     15,628,016     (10,093,508)
                                           ------------    ------------    ------------
       Net gain (loss) on investments...      5,742,666      13,508,421       3,749,003
                                           ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $  4,638,508    $ 12,517,010    $  2,911,193
                                           ============    ============    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                        MAINSTAY VP
        MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP
          COMMON        MAINSTAY VP     DEVELOPING      MAINSTAY VP      CORPORATE      ICAP SELECT      INCOME &
          STOCK--      CONVERTIBLE--     GROWTH--      GOVERNMENT--       BOND--         EQUITY--        GROWTH--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------


       $  2,842,243    $  3,773,363     $        --    $  5,369,388    $  35,538,957   $    442,886    $  1,056,385
         (3,143,731)     (2,278,657)       (354,000)     (1,552,204)      (7,527,069)      (982,173)       (402,392)
           (332,112)       (215,161)        (29,207)       (132,874)        (724,237)       (86,420)        (38,057)
       ------------    ------------     -----------    ------------    -------------   ------------    ------------
           (633,600)      1,279,545        (383,207)      3,684,310       27,287,651       (625,707)        615,936
       ------------    ------------     -----------    ------------    -------------   ------------    ------------


         56,828,429      35,335,042       7,391,391      29,490,450      141,693,344     15,533,868      51,401,090
        (58,962,048)    (27,285,173)     (4,199,599)    (29,943,361)    (111,501,707)   (10,161,039)    (48,020,025)
       ------------    ------------     -----------    ------------    -------------   ------------    ------------
         (2,133,619)      8,049,869       3,191,792        (452,911)      30,191,637      5,372,829       3,381,065
         16,922,385       4,225,743       1,196,586              --               --      2,926,236       6,905,687

         (4,318,295)      7,961,017       3,618,652       2,461,372      (51,755,745)    (4,212,188)    (11,319,906)
       ------------    ------------     -----------    ------------    -------------   ------------    ------------
         10,470,471      20,236,629       8,007,030       2,008,461      (21,564,108)     4,086,877      (1,033,154)
       ------------    ------------     -----------    ------------    -------------   ------------    ------------

       $  9,836,871    $ 21,516,174     $ 7,623,823    $  5,692,771    $   5,723,543   $  3,461,170    $   (417,218)
       ============    ============     ===========    ============    =============   ============    ============








        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                                    ALGER AMERICAN
          MID CAP         MID CAP         S&P 500        SMALL CAP      MAINSTAY VP     MAINSTAY VP         SMALL
         GROWTH--         VALUE--         INDEX--        GROWTH--     TOTAL RETURN--      VALUE--     CAPITALIZATION--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   CLASS O SHARES
      ----------------------------------------------------------------------------------------------------------------


       $         --    $  1,355,950    $   7,330,194    $        --    $  3,582,085    $  3,485,838     $         --
         (1,314,000)     (1,938,556)      (6,330,145)      (666,504)     (2,163,589)     (3,031,845)      (1,109,444)
           (115,956)       (159,356)        (653,866)       (57,643)       (234,355)       (288,103)        (109,886)
       ------------    ------------    -------------    -----------    ------------    ------------     ------------
         (1,429,956)       (741,962)         346,183       (724,147)      1,184,141         165,890       (1,219,330)
       ------------    ------------    -------------    -----------    ------------    ------------     ------------


         22,300,796      31,138,754      116,871,969     13,929,837      38,579,848      48,181,843       24,113,735
        (11,661,680)    (20,008,209)    (102,648,517)    (9,103,209)    (41,506,856)    (35,654,568)     (12,475,743)
       ------------    ------------    -------------    -----------    ------------    ------------     ------------
         10,639,116      11,130,545       14,223,452      4,826,628      (2,927,008)     12,527,275       11,637,992
          6,507,338      11,020,661               --      3,283,659      10,849,255      18,041,384               --

         (2,712,535)    (23,672,539)       5,483,605     (9,218,529)      1,156,236     (27,751,851)       2,050,624
       ------------    ------------    -------------    -----------    ------------    ------------     ------------
         14,433,919      (1,521,333)      19,707,057     (1,108,242)      9,078,483       2,816,808       13,688,616
       ------------    ------------    -------------    -----------    ------------    ------------     ------------

       $ 13,003,963    $ (2,263,295)   $  20,053,240    $(1,832,389)   $ 10,262,624    $  2,982,698     $ 12,469,286
       ============    ============    =============    ===========    ============    ============     ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007






                                            CVS CALVERT     DREYFUS IP
                                              SOCIAL        TECHNOLOGY     FIDELITY(R) VIP
                                             BALANCED        GROWTH--      CONTRAFUND(R)--
                                             PORTFOLIO    INITIAL SHARES    INITIAL CLASS
                                          ------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   991,876     $        --     $  3,659,778
  Mortality and expense risk charges....       (592,347)       (256,247)      (5,355,904)
  Administrative charges................        (49,525)        (21,060)        (535,006)
                                            -----------     -----------     ------------
       Net investment income (loss).....        350,004        (277,307)      (2,231,132)
                                            -----------     -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      8,953,880       5,433,058       86,075,562
  Cost of investments sold..............     (8,031,985)     (4,611,711)     (64,577,695)
                                            -----------     -----------     ------------
       Net realized gain (loss) on
          investments...................        921,895         821,347       21,497,867
  Realized gain distribution received...      2,269,857              --       97,874,832
  Change in unrealized appreciation
     (depreciation) on investments......     (2,949,843)      1,747,372      (56,246,641)
                                            -----------     -----------     ------------
       Net gain (loss) on investments ..        241,909       2,568,719       63,126,058
                                            -----------     -----------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $   591,913     $ 2,291,412     $ 60,894,926
                                            ===========     ===========     ============








                                               ROYCE
                                             MICRO-CAP          ROYCE
                                            PORTFOLIO--       SMALL-CAP      T. ROWE PRICE
                                            INVESTMENT       PORTFOLIO--     EQUITY INCOME
                                               CLASS      INVESTMENT CLASS     PORTFOLIO
                                          ------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   931,183      $    22,408     $  3,671,882
  Mortality and expense risk charges....       (826,259)        (577,355)      (2,935,875)
  Administrative charges................        (59,693)         (40,441)        (246,690)
                                            -----------      -----------     ------------
       Net investment income (loss).....         45,231         (595,388)         489,317
                                            -----------      -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      9,678,799        5,626,875       46,947,807
  Cost of investments sold..............     (8,655,259)      (4,932,606)     (33,477,897)
                                            -----------      -----------     ------------
       Net realized gain (loss) on
          investments...................      1,023,540          694,269       13,469,910
  Realized gain distribution received...      5,306,113        1,949,472       12,037,356
  Change in unrealized appreciation
     (depreciation) on investments......     (5,617,112)      (4,132,349)     (21,001,658)
                                            -----------      -----------     ------------
       Net gain (loss) on investments ..        712,541       (1,488,608)       4,505,608
                                            -----------      -----------     ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $   757,772      $(2,083,996)    $  4,994,925
                                            ===========      ===========     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                          JANUS ASPEN                                                            NEUBERGER
                          JANUS ASPEN       SERIES                                                              BERMAN AMT
       FIDELITY(R) VIP      SERIES         WORLDWIDE                                                              MID-CAP
           EQUITY-        BALANCED--       GROWTH--     MFS(R) INVESTORS   MFS(R) RESEARCH  MFS(R) UTILITIES      GROWTH
          INCOME--       INSTITUTIONAL   INSTITUTIONAL   TRUST SERIES--       SERIES--          SERIES--        PORTFOLIO--
        INITIAL CLASS       SHARES          SHARES        INITIAL CLASS     INITIAL CLASS     INITIAL CLASS       CLASS I
      ----------------------------------------------------------------------------------------------------------------------


        $  3,721,601     $ 10,683,117    $  1,384,574      $   215,060       $   214,752       $    58,482      $       --
          (2,922,757)      (5,618,481)     (2,410,164)        (331,410)         (389,136)          (90,074)       (104,696)
            (275,791)        (582,002)       (272,035)         (29,970)          (37,595)           (3,986)         (6,141)
        ------------     ------------    ------------      -----------       -----------       -----------      ----------
             523,053        4,482,634      (1,297,625)        (146,320)         (211,979)          (35,578)       (110,837)
        ------------     ------------    ------------      -----------       -----------       -----------      ----------


          48,385,480      107,917,921      45,592,482        6,748,245        10,075,268         2,060,261       1,678,645
         (41,395,349)     (92,113,498)    (58,744,965)      (5,455,890)       (8,243,805)       (1,237,615)       (953,316)
        ------------     ------------    ------------      -----------       -----------       -----------      ----------
           6,990,131       15,804,423     (13,152,483)       1,292,355         1,831,463           822,646         725,329
          16,407,638               --              --          218,127                --           423,905              --

         (22,341,685)      17,604,452      30,235,137          785,622         1,742,753           188,850         778,608
        ------------     ------------    ------------      -----------       -----------       -----------      ----------
           1,056,084       33,408,875      17,082,654        2,296,104         3,574,216         1,435,401       1,503,937
        ------------     ------------    ------------      -----------       -----------       -----------      ----------

        $  1,579,137     $ 37,891,509    $ 15,785,029      $ 2,149,784       $ 3,362,237       $ 1,399,823      $1,393,100
        ============     ============    ============      ===========       ===========       ===========      ==========







                        VAN KAMPEN
                       UIF EMERGING
          VAN ECK         MARKETS
         WORLDWIDE       EQUITY--
        HARD ASSETS       CLASS I
      ------------------------------


       $    371,973    $    498,814
         (4,924,285)     (1,493,235)
           (315,487)       (139,796)
       ------------    ------------
         (4,867,799)     (1,134,217)
       ------------    ------------


         50,882,933      34,336,547
        (25,693,833)    (13,490,843)
       ------------    ------------
         25,189,100      20,845,704
         36,287,961      12,725,817

         66,381,268       4,001,788
       ------------    ------------
        127,858,329      37,573,309
       ------------    ------------

       $122,990,530    $ 36,439,092
       ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  2,769,502    $  3,534,140     $        --
  Mortality and expense risk charges....     (1,963,365)     (1,351,677)       (786,181)
  Administrative charges................       (124,240)        (79,679)        (42,931)
                                           ------------    ------------     -----------
       Net investment income (loss).....        681,897       2,102,784        (829,112)
                                           ------------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     21,882,458      11,342,979      10,446,079
  Cost of investments sold..............    (19,663,057)    (11,285,499)     (8,179,479)
                                           ------------    ------------     -----------
       Net realized gain (loss) on
          investments...................      2,219,401          57,480       2,266,600
  Realized gain distribution received...      4,998,801              --              --
  Change in unrealized appreciation
     (depreciation)
     on investments.....................     (6,830,873)      2,273,517       3,852,545
                                           ------------    ------------     -----------
       Net gain (loss) on investments...        387,329       2,330,997       6,119,145
                                           ------------    ------------     -----------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $  1,069,226    $  4,433,781     $ 5,290,033
                                           ============    ============     ===========







                                            MAINSTAY VP
                                            HIGH YIELD      MAINSTAY VP     MAINSTAY VP
                                             CORPORATE      ICAP SELECT      INCOME &
                                              BOND--         EQUITY--        GROWTH--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $ 30,727,910     $   395,089    $    807,775
  Mortality and expense risk charges....     (6,775,492)     (1,000,529)       (337,001)
  Administrative charges................       (375,382)        (56,478)        (17,793)
                                           ------------     -----------    ------------
       Net investment income (loss).....     23,577,036        (661,918)        452,981
                                           ------------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     36,350,206       6,671,994      38,080,698
  Cost of investments sold..............    (33,547,147)     (4,811,395)    (39,433,307)
                                           ------------     -----------    ------------
       Net realized gain (loss) on
          investments...................      2,803,059       1,860,599      (1,352,609)
  Realized gain distribution received...             --       2,986,540       5,630,271
  Change in unrealized appreciation
     (depreciation)
     on investments.....................    (24,971,643)     (2,494,700)     (5,449,890)
                                           ------------     -----------    ------------
       Net gain (loss) on investments...    (22,168,584)      2,352,439      (1,172,228)
                                           ------------     -----------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $  1,408,452     $ 1,690,521    $   (719,247)
                                           ============     ===========    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
          COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP       GROWTH
          STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--    ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


        $   670,494    $  2,867,624     $ 2,396,070     $        --    $ 12,690,900     $ 3,042,481     $   773,234
           (866,875)     (1,141,770)     (1,605,699)       (445,636)     (2,913,889)       (888,932)       (902,003)
            (51,983)        (67,471)        (91,879)        (25,725)       (170,390)        (53,607)        (69,304)
        -----------    ------------     -----------     -----------    ------------     -----------     -----------
           (248,364)      1,658,383         698,492        (471,361)      9,606,621       2,099,942        (198,073)
        -----------    ------------     -----------     -----------    ------------     -----------     -----------


          5,893,596      11,383,004       9,115,245       4,927,433      76,046,424       7,954,340       7,690,951
         (4,368,691)    (10,284,400)     (7,265,095)     (3,235,070)    (77,574,411)     (7,910,489)     (6,668,238)
        -----------    ------------     -----------     -----------    ------------     -----------     -----------
          1,524,905       1,098,604       1,850,150       1,692,363      (1,527,987)         43,851       1,022,713
          4,614,771       1,728,450       2,927,352       1,538,429              --              --       3,035,682

         (4,200,609)       (487,565)      7,428,248       5,694,295      (7,187,025)        847,402         482,824
        -----------    ------------     -----------     -----------    ------------     -----------     -----------
          1,939,067       2,339,489      12,205,750       8,925,087      (8,715,012)        891,253       4,541,219
        -----------    ------------     -----------     -----------    ------------     -----------     -----------

        $ 1,690,703    $  3,997,872     $12,904,242     $ 8,453,726    $    891,609     $ 2,991,195     $ 4,343,146
        ===========    ============     ===========     ===========    ============     ===========     ===========







                                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE
       INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH
         EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


       $  1,106,838     $        --    $    272,041    $         --    $  1,351,346    $  3,635,728     $ 3,156,977
         (2,832,089)       (566,567)     (1,692,404)     (2,103,002)     (2,415,225)     (1,986,781)     (2,216,416)
           (158,372)        (31,445)        (95,047)       (121,507)       (138,119)       (131,540)       (147,372)
       ------------     -----------    ------------    ------------    ------------    ------------     -----------
         (1,883,623)       (598,012)     (1,515,410)     (2,224,509)     (1,201,998)      1,517,407         793,189
       ------------     -----------    ------------    ------------    ------------    ------------     -----------


         19,107,852       5,209,811      14,410,448      16,576,102      17,288,706      14,259,020      11,090,475
        (12,408,480)     (4,318,733)    (10,547,516)    (10,586,512)    (13,054,348)    (12,714,494)     (9,698,301)
       ------------     -----------    ------------    ------------    ------------    ------------     -----------
          6,699,372         891,078       3,862,932       5,989,590       4,234,358       1,544,526       1,392,174
         12,652,070              --      11,405,849      10,141,291      13,664,107       3,721,777       5,980,435

        (12,872,632)      6,334,725     (11,167,817)      3,383,701     (21,653,089)      1,445,952       1,480,004
       ------------     -----------    ------------    ------------    ------------    ------------     -----------
          6,478,810       7,225,803       4,100,964      19,514,582      (3,754,624)      6,712,255       8,852,613
       ------------     -----------    ------------    ------------    ------------    ------------     -----------

       $  4,595,187     $ 6,627,791    $  2,585,554    $ 17,290,073    $ (4,956,622)   $  8,229,662     $ 9,645,802
       ============     ===========    ============    ============    ============    ============     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2007





                                            MAINSTAY VP     MAINSTAY VP
                                              S&P 500        SMALL CAP      MAINSTAY VP
                                              INDEX--        GROWTH--     TOTAL RETURN--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  3,360,212     $        --     $   974,110
  Mortality and expense risk charges....     (3,435,703)     (1,021,388)       (709,857)
  Administrative charges................       (207,289)        (64,818)        (38,006)
                                           ------------     -----------     -----------
       Net investment income (loss).....       (282,780)     (1,086,206)        226,247
                                           ------------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     24,503,449       9,719,839       7,044,938
  Cost of investments sold..............    (17,847,310)     (8,258,798)     (5,825,033)
                                           ------------     -----------     -----------
       Net realized gain (loss) on
          investments...................      6,656,139       1,461,041       1,219,905
  Realized gain distribution received...             --       5,066,617       3,274,857
  Change in unrealized appreciation
     (depreciation) on investments......      1,322,101      (8,767,104)     (2,065,516)
                                           ------------     -----------     -----------
       Net gain (loss) on investments...      7,978,240      (2,239,446)      2,429,246
                                           ------------     -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $  7,695,460     $(3,325,652)    $ 2,655,493
                                           ============     ===========     ===========







                                                            JANUS ASPEN
                                            JANUS ASPEN       SERIES          MFS(R)
                                              SERIES         WORLDWIDE       INVESTORS
                                            BALANCED--       GROWTH--     TRUST SERIES--
                                          SERVICE SHARES  SERVICE SHARES   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $ 2,581,890     $   208,837      $  42,105
  Mortality and expense risk charges....     (1,610,200)       (519,734)      (108,183)
  Administrative charges................       (100,421)        (33,237)        (6,870)
                                            -----------     -----------      ---------
       Net investment income (loss).....        871,269        (344,134)       (72,948)
                                            -----------     -----------      ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      9,791,800       4,546,267        805,058
  Cost of investments sold..............     (7,622,709)     (3,340,813)      (619,871)
                                            -----------     -----------      ---------
       Net realized gain (loss) on
          investments...................      2,169,091       1,205,454        185,187
  Realized gain distribution received...             --              --         61,124
  Change in unrealized appreciation
     (depreciation) on investments......      5,959,978       1,495,676        412,305
                                            -----------     -----------      ---------
       Net gain (loss) on investments...      8,129,069       2,701,130        658,616
                                            -----------     -----------      ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $ 9,000,338     $ 2,356,996      $ 585,668
                                            ===========     ===========      =========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










                                                                        FIDELITY(R)     FIDELITY(R)
                      ALGER AMERICAN  COLUMBIA SMALL                        VIP             VIP         FIDELITY(R)
                           SMALL         CAP VALUE      DREYFUS IP        CONTRA-         EQUITY-           VIP
        MAINSTAY VP     CAPITALIZA-   FUND, VARIABLE    TECHNOLOGY       FUND(R)--       INCOME--        MID CAP--
          VALUE--         TION--         SERIES--        GROWTH--      SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
       SERVICE CLASS  CLASS S SHARES      CLASS B     SERVICE SHARES         2               2               2
      --------------------------------------------------------------------------------------------------------------


       $  1,563,323     $        --    $    141,998     $        --    $  2,450,870    $  2,981,319    $  1,038,209
         (1,587,873)       (926,082)       (768,270)       (389,598)     (4,479,995)     (2,580,143)     (2,997,941)
            (85,653)        (57,669)        (50,813)        (27,033)       (281,979)       (151,671)       (206,220)
       ------------     -----------    ------------     -----------    ------------    ------------    ------------
           (110,203)       (983,751)       (677,085)       (416,631)     (2,311,104)        249,505      (2,165,952)
       ------------     -----------    ------------     -----------    ------------    ------------    ------------


         12,072,579       9,009,637      12,098,631       4,424,100      17,655,832      13,362,936      29,823,446
         (8,862,217)     (5,289,922)    (10,320,128)     (3,856,912)    (11,894,179)    (11,195,973)    (22,582,694)
       ------------     -----------    ------------     -----------    ------------    ------------    ------------
          3,210,362       3,719,715       1,778,503         567,188       5,761,653       2,166,963       7,240,752
          9,080,567              --       5,731,242              --      83,709,146      15,039,457      18,545,789

        (12,013,541)      6,084,778      (8,986,242)      3,037,210     (43,118,863)    (18,940,056)      2,566,118
       ------------     -----------    ------------     -----------    ------------    ------------    ------------
            277,388       9,804,493      (1,476,497)      3,604,398      46,351,936      (1,733,636)     28,352,659
       ------------     -----------    ------------     -----------    ------------    ------------    ------------

       $    167,185     $ 8,820,742    $ (2,153,582)    $ 3,187,767    $ 44,040,832    $ (1,484,131)   $ 26,186,707
       ============     ===========    ============     ===========    ============    ============    ============







                                         NEUBERGER
                                        BERMAN AMT                      VAN KAMPEN
          MFS(R)          MFS(R)          MID-CAP                      UIF EMERGING     VICTORY VIF
         RESEARCH        UTILITIES        GROWTH       T. ROWE PRICE      MARKETS       DIVERSIFIED
         SERIES--        SERIES--       PORTFOLIO--    EQUITY INCOME     EQUITY--         STOCK--
       SERVICE CLASS   SERVICE CLASS      CLASS S      PORTFOLIO--II     CLASS II     CLASS A SHARES
      ----------------------------------------------------------------------------------------------


        $    46,712    $  3,258,484     $        --    $  3,262,361     $   480,835     $   158,931
           (142,607)     (6,287,232)       (396,685)     (3,180,119)     (1,717,693)       (347,102)
             (8,781)       (397,870)        (25,920)       (191,638)        (99,899)        (25,853)
        -----------    ------------     -----------    ------------     -----------     -----------
           (104,676)     (3,426,618)       (422,605)       (109,396)     (1,336,757)       (214,024)
        -----------    ------------     -----------    ------------     -----------     -----------


          1,558,569      27,601,215       7,590,302      17,410,855      19,973,013       4,872,502
         (1,108,341)    (17,476,751)     (5,383,165)    (13,694,098)     (9,928,383)     (3,914,093)
        -----------    ------------     -----------    ------------     -----------     -----------
            450,228      10,124,464       2,207,137       3,716,757      10,044,630         958,409
                 --      27,977,178              --      13,036,401      13,028,309       1,946,548

            666,882      59,027,569       2,555,112     (14,371,305)     15,982,610        (780,172)
        -----------    ------------     -----------    ------------     -----------     -----------
          1,117,110      97,129,211       4,762,249       2,381,853      39,055,549       2,124,785
        -----------    ------------     -----------    ------------     -----------     -----------

        $ 1,012,434    $ 93,702,593     $ 4,339,644    $  2,272,457     $37,718,792     $ 1,910,761
        ===========    ============     ===========    ============     ===========     ===========






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2007
and December 31, 2006



                                                                                                       MAINSTAY VP
                                                                           MAINSTAY VP                   CAPITAL
                                                                             BOND--                   APPRECIATION--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2007               2006               2007
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  3,354,848       $   (682,652)      $ (3,103,331)
     Net realized gain (loss) on investments................          957,880         (1,365,211)       (19,785,753)
     Realized gain distribution received....................               --                 --                 --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................        3,446,949          7,102,741         48,630,395
                                                                 ------------       ------------       ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................        7,759,677          5,054,878         25,741,311
                                                                 ------------       ------------       ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,905,822          2,166,558          3,179,339
     Policyowners' surrenders...............................      (22,870,453)       (24,507,994)       (36,251,455)
     Policyowners' annuity and death benefits...............       (2,067,520)        (2,531,388)        (2,605,248)
     Net transfers from (to) Fixed Account..................          379,568           (531,709)          (188,681)
     Transfers between Investment Divisions.................        1,810,585        (14,980,138)       (19,411,814)
                                                                 ------------       ------------       ------------
       Net contributions and (withdrawals)..................      (20,841,998)       (40,384,671)       (55,277,859)
                                                                 ------------       ------------       ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (27,990)           (21,569)          (109,863)
                                                                 ------------       ------------       ------------
          Increase (decrease) in net assets.................      (13,110,311)       (35,351,362)       (29,646,411)
NET ASSETS:
     Beginning of year......................................      169,726,422        205,077,784        251,763,481
                                                                 ------------       ------------       ------------
     End of year............................................     $156,616,111       $169,726,422       $222,117,070
                                                                 ============       ============       ============


                                                                 MAINSTAY VP
                                                                   CAPITAL
                                                                APPRECIATION--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2006
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $ (3,015,987)
     Net realized gain (loss) on investments................      (32,659,654)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................       43,382,590
                                                                 ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................        7,706,949
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        3,825,120
     Policyowners' surrenders...............................      (40,922,531)
     Policyowners' annuity and death benefits...............       (2,758,667)
     Net transfers from (to) Fixed Account..................       (1,149,523)
     Transfers between Investment Divisions.................      (27,100,213)
                                                                 ------------
       Net contributions and (withdrawals)..................      (68,105,814)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (69,567)
                                                                 ------------
          Increase (decrease) in net assets.................      (60,468,432)
NET ASSETS:
     Beginning of year......................................      312,231,913
                                                                 ------------
     End of year............................................     $251,763,481
                                                                 ============







                                                                           MAINSTAY VP
                                                                           DEVELOPING                  MAINSTAY VP
                                                                            GROWTH--                   GOVERNMENT--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2007               2006               2007
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (383,207)       $  (354,988)       $  3,684,310
     Net realized gain (loss) on investments................       3,191,792          2,239,002            (452,911)
     Realized gain distribution received....................       1,196,586                 --                  --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................       3,618,652            222,817           2,461,372
                                                                 -----------        -----------        ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................       7,623,823          2,106,831           5,692,771
                                                                 -----------        -----------        ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         259,140            380,617           1,299,617
     Policyowners' surrenders...............................      (3,533,676)        (2,925,439)        (17,259,683)
     Policyowners' annuity and death benefits...............        (246,225)          (237,966)         (1,742,940)
     Net transfers from (to) Fixed Account..................         153,811            263,318             165,607
     Transfers between Investment Divisions.................       2,852,636            384,823          (3,157,559)
                                                                 -----------        -----------        ------------
       Net contributions and (withdrawals)..................        (514,314)        (2,134,647)        (20,694,958)
                                                                 -----------        -----------        ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (26,671)           (14,130)            (19,966)
                                                                 -----------        -----------        ------------
          Increase (decrease) in net assets.................       7,082,838            (41,946)        (15,022,153)
NET ASSETS:
     Beginning of year......................................      22,650,519         22,692,465         125,435,971
                                                                 -----------        -----------        ------------
     End of year............................................     $29,733,357        $22,650,519        $110,413,818
                                                                 ===========        ===========        ============


                                                                 MAINSTAY VP
                                                                 GOVERNMENT--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2006
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (715,450)
     Net realized gain (loss) on investments................       (2,181,312)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................        6,084,361
                                                                 ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................        3,187,599
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        2,082,774
     Policyowners' surrenders...............................      (20,452,185)
     Policyowners' annuity and death benefits...............       (2,139,630)
     Net transfers from (to) Fixed Account..................         (591,559)
     Transfers between Investment Divisions.................      (13,147,581)
                                                                 ------------
       Net contributions and (withdrawals)..................      (34,248,181)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (14,612)
                                                                 ------------
          Increase (decrease) in net assets.................      (31,075,194)
NET ASSETS:
     Beginning of year......................................      156,511,165
                                                                 ------------
     End of year............................................     $125,435,971
                                                                 ============



Not all investment divisions are available under all policies.



The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










                                               MAINSTAY VP
               MAINSTAY VP                        COMMON                       MAINSTAY VP
                   CASH                          STOCK--                      CONVERTIBLE--
                MANAGEMENT                    INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- -------------------------------
           2007            2006            2007            2006            2007            2006
     -----------------------------------------------------------------------------------------------



       $  6,813,162    $  5,564,334    $   (633,600)   $ (2,336,613)   $  1,279,545    $  1,502,491
             (1,353)          1,044      (2,133,619)     (9,934,908)      8,049,869       2,539,336
                 --              --      16,922,385       5,619,463       4,225,743              --

              2,420          (6,356)     (4,318,295)     42,949,647       7,961,017      11,573,635
       ------------    ------------    ------------    ------------    ------------    ------------

          6,814,229       5,559,022       9,836,871      36,297,589      21,516,174      15,615,462
       ------------    ------------    ------------    ------------    ------------    ------------

         59,310,387      56,290,986       2,458,098       3,083,366       2,356,062       2,235,570
        (67,491,054)    (51,067,960)    (37,669,057)    (34,862,812)    (25,743,903)    (21,401,208)
         (1,779,276)     (3,192,541)     (2,042,339)     (2,871,502)     (1,816,159)     (2,302,295)
          6,422,712       2,262,779         231,300        (559,026)        454,449           5,101
         94,435,897      (3,577,870)    (13,512,758)    (16,923,955)     (3,976,674)     (9,806,519)
       ------------    ------------    ------------    ------------    ------------    ------------
         90,898,666         715,394     (50,534,756)    (52,133,929)    (28,726,225)    (31,269,351)
       ------------    ------------    ------------    ------------    ------------    ------------

            (28,556)        (23,952)        (40,397)       (156,293)        (84,382)        (82,988)
       ------------    ------------    ------------    ------------    ------------    ------------
         97,684,339       6,250,464     (40,738,282)    (15,992,633)     (7,294,433)    (15,736,877)

        184,390,355     178,139,891     259,055,424     275,048,057     176,011,025     191,747,902
       ------------    ------------    ------------    ------------    ------------    ------------
       $282,074,694    $184,390,355    $218,317,142    $259,055,424    $168,716,592    $176,011,025
       ============    ============    ============    ============    ============    ============







               MAINSTAY VP
                HIGH YIELD                    MAINSTAY VP                   MAINSTAY VP
                CORPORATE                     ICAP SELECT                     INCOME &
                  BOND--                       EQUITY--                       GROWTH--
              INITIAL CLASS                  INITIAL CLASS                 INITIAL CLASS
     ------------------------------- ---------------------------- -------------------------------
           2007            2006          2007           2006            2007            2006
     --------------------------------------------------------------------------------------------



      $  27,287,651   $   2,501,914  $   (625,707)  $  (582,622)    $    615,936    $   (439,760)
         30,191,637      18,400,196     5,372,829     1,485,053        3,381,065         946,670
                 --              --     2,926,236       247,412        6,905,687         619,433

        (51,755,745)     41,272,637    (4,212,188)    6,941,743      (11,319,906)      5,999,043
      -------------   -------------  ------------   -----------     ------------    ------------

          5,723,543      62,174,747     3,461,170     8,091,586         (417,218)      7,125,386
      -------------   -------------  ------------   -----------     ------------    ------------

          6,228,412       7,629,262     1,308,108       440,015          484,999         663,555
        (86,625,517)    (91,830,310)  (12,558,766)   (5,721,299)      (4,776,924)     (7,822,856)
         (8,390,774)     (9,843,350)     (752,950)     (311,173)        (463,496)       (604,847)
            223,583      (2,889,893)    1,168,237       308,783           60,131         (38,762)
        (26,263,872)    (26,584,980)   48,746,760     2,037,204      (44,723,918)     (3,066,111)
      -------------   -------------  ------------   -----------     ------------    ------------
       (114,828,168)   (123,519,271)   37,911,389    (3,246,470)     (49,419,208)    (10,869,021)
      -------------   -------------  ------------   -----------     ------------    ------------


            (15,489)       (194,282)      (10,853)      (34,781)           1,147         (33,609)
      -------------   -------------  ------------   -----------     ------------    ------------
       (109,120,114)    (61,538,806)   41,361,706     4,810,335      (49,835,279)     (3,777,244)

        617,779,957     679,318,763    53,690,899    48,880,564       49,835,279      53,612,523
      -------------   -------------  ------------   -----------     ------------    ------------
      $ 508,659,843   $ 617,779,957  $ 95,052,605   $53,690,899     $         --    $ 49,835,279
      =============   =============  ============   ===========     ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                           MAINSTAY VP                 MAINSTAY VP
                                                                          INTERNATIONAL                 LARGE CAP
                                                                            EQUITY--                     GROWTH--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2007               2006               2007
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $ (1,104,158)      $ (1,221,490)      $   (991,411)
     Net realized gain (loss) on investments................       12,827,015          5,158,358         (2,119,595)
     Realized gain distribution received....................        8,094,435          1,219,221                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (15,178,784)        23,073,278         15,628,016
                                                                 ------------       ------------       ------------
       Net increase (decrease) in net assets resulting from
          operations........................................        4,638,508         28,229,367         12,517,010
                                                                 ------------       ------------       ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        2,570,610          2,122,143            792,349
     Policyowners' surrenders...............................      (20,363,460)       (14,172,432)       (12,061,175)
     Policyowners' annuity and death benefits...............         (602,861)          (638,956)          (443,052)
     Net transfers from (to) Fixed Account..................        1,558,451          2,835,081            249,606
     Transfers between Investment Divisions.................        3,740,693         21,957,951          1,474,619
                                                                 ------------       ------------       ------------
       Net contributions and (withdrawals)..................      (13,096,567)        12,103,787         (9,987,653)
                                                                 ------------       ------------       ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (18,275)          (103,659)           (45,279)
                                                                 ------------       ------------       ------------
          Increase (decrease) in net assets.................       (8,476,334)        40,229,495          2,484,078

NET ASSETS:
     Beginning of year......................................      132,693,828         92,464,333         70,577,553
                                                                 ------------       ------------       ------------
     End of year............................................     $124,217,494       $132,693,828       $ 73,061,631
                                                                 ============       ============       ============


                                                                 MAINSTAY VP
                                                                  LARGE CAP
                                                                   GROWTH--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2006
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (973,088)
     Net realized gain (loss) on investments................       (6,315,781)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       11,268,863
                                                                 ------------
       Net increase (decrease) in net assets resulting from
          operations........................................        3,979,994
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,067,417
     Policyowners' surrenders...............................       (9,375,091)
     Policyowners' annuity and death benefits...............         (823,169)
     Net transfers from (to) Fixed Account..................          131,430
     Transfers between Investment Divisions.................       (2,495,014)
                                                                 ------------
       Net contributions and (withdrawals)..................      (11,494,427)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (25,770)
                                                                 ------------
          Increase (decrease) in net assets.................       (7,540,203)

NET ASSETS:
     Beginning of year......................................       78,117,756
                                                                 ------------
     End of year............................................     $ 70,577,553
                                                                 ============








                                                                         MAINSTAY VP
                                                                          SMALL CAP                         MAINSTAY VP
                                                                           GROWTH--                        TOTAL RETURN--
                                                                        INITIAL CLASS                      INITIAL CLASS
                                                               -------------------------------    -------------------------------
                                                                   2007              2006             2007              2006
                                                               ------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $   (724,147)     $   (885,145)    $  1,184,141      $ (1,599,828)
     Net realized gain (loss) on investments................      4,826,628         5,010,907       (2,927,008)       (4,420,293)
     Realized gain distribution received....................      3,283,659               470       10,849,255         2,313,894
     Change in unrealized appreciation (depreciation)  on
       investments..........................................     (9,218,529)       (1,281,993)       1,156,236        18,097,855
                                                               ------------      ------------     ------------      ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................     (1,832,389)        2,844,239       10,262,624        14,391,628
                                                               ------------      ------------     ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        574,065           805,777        1,831,773         1,856,258
     Policyowners' surrenders...............................     (6,377,037)       (5,585,275)     (25,115,171)      (27,502,397)
     Policyowners' annuity and death benefits...............       (119,599)         (312,181)      (2,658,103)       (2,870,245)
     Net transfers from (to) Fixed Account..................         93,718           351,179         (647,272)       (1,072,389)
     Transfers between Investment Divisions.................     (6,259,841)       (5,385,730)      (8,235,809)      (10,449,194)
                                                               ------------      ------------     ------------      ------------
       Net contributions and (withdrawals)..................    (12,088,694)      (10,126,230)     (34,824,582)      (40,037,967)
                                                               ------------      ------------     ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          8,359           (25,682)         (40,692)          (67,627)
                                                               ------------      ------------     ------------      ------------
          Increase (decrease) in net assets.................    (13,912,724)       (7,307,673)     (24,602,650)      (25,713,966)

NET ASSETS:
     Beginning of year......................................     55,427,011        62,734,684      179,199,366       204,913,332
                                                               ------------      ------------     ------------      ------------
     End of year............................................   $ 41,514,287      $ 55,427,011     $154,596,716      $179,199,366
                                                               ============      ============     ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP             MAINSTAY VP
                 MID CAP                         MID CAP                         MID CAP                 S&P 500
                  CORE--                         GROWTH--                        VALUE--                 INDEX--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2007            2006            2007            2006            2007            2006            2007
     ---------------------------------------------------------------------------------------------------------------



       $   (837,810)   $(1,115,950)    $ (1,429,956)   $ (1,537,097)   $   (741,962)   $ (2,058,300)  $     346,183
          6,803,262      6,018,792       10,639,116      11,519,916      11,130,545       7,400,093      14,223,452
          7,039,249        462,342        6,507,338       1,704,195      11,020,661       1,872,551              --

        (10,093,508)     4,056,097       (2,712,535)     (4,530,302)    (23,672,539)     10,392,341       5,483,605
       ------------    -----------     ------------    ------------    ------------    ------------   -------------

          2,911,193      9,421,281       13,003,963       7,156,712      (2,263,295)     17,606,685      20,053,240
       ------------    -----------     ------------    ------------    ------------    ------------   -------------


          1,106,739      1,451,082        1,272,696       2,106,219       1,942,120       2,250,550       5,364,839
         (9,010,591)    (7,239,832)     (11,327,203)     (9,301,396)    (18,409,888)    (13,530,262)    (76,144,020)
           (277,886)      (400,234)        (489,274)       (361,105)       (974,084)     (1,152,722)     (6,565,729)
            193,767        237,021          142,419         756,785         236,406         182,145        (239,194)
         (1,474,010)    (2,404,775)      (4,946,550)     (7,455,869)     (7,337,829)    (11,591,327)    (27,166,915)
       ------------    -----------     ------------    ------------    ------------    ------------   -------------
         (9,461,981)    (8,356,738)     (15,347,912)    (14,255,366)    (24,543,275)    (23,841,616)   (104,751,019)
       ------------    -----------     ------------    ------------    ------------    ------------   -------------


            (10,151)       (43,435)         (49,754)        (55,176)          3,913         (74,034)        (84,582)
       ------------    -----------     ------------    ------------    ------------    ------------   -------------
         (6,560,939)     1,021,108       (2,393,703)     (7,153,830)    (26,802,657)     (6,308,965)    (84,782,361)


         76,077,927     75,056,819       96,437,824     103,591,654     147,891,038     154,200,003     520,423,293
       ------------    -----------     ------------    ------------    ------------    ------------   -------------
       $ 69,516,988    $76,077,927     $ 94,044,121    $ 96,437,824    $121,088,381    $147,891,038   $ 435,640,932
       ============    ===========     ============    ============    ============    ============   =============


       MAINSTAY VP
         S&P 500
         INDEX--
      INITIAL CLASS
     ---------------
           2006
     ---------------

      $  (4,949,545)
         (1,387,758)
                 --

         74,394,465
      -------------

         68,057,162
      -------------


          5,840,199
        (72,651,750)
         (4,832,596)
           (409,590)
        (34,689,175)
      -------------
       (106,742,912)
      -------------


           (289,939)
      -------------
        (38,975,689)


        559,398,982
      -------------
      $ 520,423,293
      =============







                                              ALGER AMERICAN                                            DREYFUS IP
               MAINSTAY VP                        SMALL                        CVS CALVERT              TECHNOLOGY
                 VALUE--                     CAPITALIZATION--                SOCIAL BALANCED             GROWTH--
              INITIAL CLASS                   CLASS O SHARES                    PORTFOLIO             INITIAL SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2007            2006            2007            2006            2007            2006            2007
     ---------------------------------------------------------------------------------------------------------------



       $    165,890    $ (2,566,657)   $ (1,219,330)   $ (1,260,214)   $   350,004     $   334,430     $  (277,307)
         12,527,275       9,710,921      11,637,992       6,492,887        921,895          85,525         821,347
         18,041,384       3,543,991              --              --      2,269,857         780,850              --

        (27,751,851)     27,277,908       2,050,624       8,879,796     (2,949,843)      1,955,807       1,747,372
       ------------    ------------    ------------    ------------    -----------     -----------     -----------

          2,982,698      37,966,163      12,469,286      14,112,469        591,913       3,156,612       2,291,412
       ------------    ------------    ------------    ------------    -----------     -----------     -----------


          2,377,878       2,834,822       1,088,923       1,372,780      1,995,185       2,228,745         232,720
        (31,163,670)    (28,296,184)    (14,136,454)    (11,531,535)    (5,567,420)     (5,273,433)     (2,698,844)
         (2,453,355)     (2,358,854)       (581,650)       (562,288)      (304,351)       (595,532)       (193,335)
            518,195         277,263        (200,378)        (84,946)         3,480         310,752          27,087
        (11,071,340)     (7,372,943)     (6,873,550)        991,080     (1,796,495)     (2,359,199)       (154,321)
       ------------    ------------    ------------    ------------    -----------     -----------     -----------
        (41,792,292)    (34,915,896)    (20,703,109)     (9,814,909)    (5,669,601)     (5,688,667)     (2,786,693)
       ------------    ------------    ------------    ------------    -----------     -----------     -----------


            (17,723)       (152,416)        (42,602)        (72,822)        (3,627)        (15,172)         (9,797)
       ------------    ------------    ------------    ------------    -----------     -----------     -----------
        (38,827,317)      2,897,851      (8,276,425)      4,224,738     (5,081,315)     (2,547,227)       (505,078)


        242,053,303     239,155,452      86,562,547      82,337,809     45,198,406      47,745,633      19,307,223
       ------------    ------------    ------------    ------------    -----------     -----------     -----------
       $203,225,986    $242,053,303    $ 78,286,122    $ 86,562,547    $40,117,091     $45,198,406     $18,802,145
       ============    ============    ============    ============    ===========     ===========     ===========


        DREYFUS IP
        TECHNOLOGY
         GROWTH--
      INITIAL SHARES
     ---------------
           2006
     ---------------

       $  (300,966)
           510,470
                --

           233,104
       -----------

           442,608
       -----------


           324,319
        (1,727,953)
          (189,934)
            73,639
          (911,254)
       -----------
        (2,431,183)
       -----------

            (2,872)
       -----------
        (1,991,447)


        21,298,670
       -----------
       $19,307,223
       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006





                                                                       FIDELITY(R) VIP                    FIDELITY(R) VIP
                                                                       CONTRAFUND(R)--                    EQUITY-INCOME--
                                                                        INITIAL CLASS                      INITIAL CLASS
                                                               -------------------------------    -------------------------------
                                                                   2007              2006             2007              2006
                                                               ------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $ (2,231,132)     $   (690,648)    $    523,053      $  4,231,068
     Net realized gain (loss) on investments................     21,497,867        15,962,482        6,990,131         4,629,077
     Realized gain distribution received....................     97,874,832        33,477,999       16,407,638        26,843,148
     Change in unrealized appreciation (depreciation)  on
       investments..........................................    (56,246,641)       (8,359,197)     (22,341,685)        2,109,866
                                                               ------------      ------------     ------------      ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................     60,894,926        40,390,636        1,579,137        37,813,159
                                                               ------------      ------------     ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      4,676,556         5,102,723        2,572,301         2,818,895
     Policyowners' surrenders...............................    (64,400,779)      (57,161,546)     (34,700,117)      (29,526,726)
     Policyowners' annuity and death benefits...............     (3,622,425)       (3,457,535)      (3,068,546)       (2,296,191)
     Net transfers from (to) Fixed Account..................      1,395,132           589,938          216,497           523,630
     Transfers between Investment Divisions.................     (9,583,316)        2,102,560       (4,672,997)        1,270,236
                                                               ------------      ------------     ------------      ------------
       Net contributions and (withdrawals)..................    (71,534,832)      (52,823,860)     (39,652,862)      (27,210,156)
                                                               ------------      ------------     ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the  Separate Account................................       (237,332)         (228,658)         (12,339)         (155,838)
                                                               ------------      ------------     ------------      ------------
          Increase (decrease) in net assets.................    (10,877,238)      (12,661,882)     (38,086,064)       10,447,165

NET ASSETS:
     Beginning of year......................................    413,439,794       426,101,676      232,336,960       221,889,795
                                                               ------------      ------------     ------------      ------------
     End of year............................................   $402,562,556      $413,439,794     $194,250,896      $232,336,960
                                                               ============      ============     ============      ============






                                                                                                            NEUBERGER
                                                                                                             BERMAN
                                                                                                               AMT
                                                                      MFS(R) UTILITIES                       MID-CAP
                                                                          SERIES--                     GROWTH PORTFOLIO--
                                                                        INITIAL CLASS                        CLASS I
                                                               ------------------------------    ------------------------------
                                                                   2007             2006             2007             2006
                                                               ----------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $   (35,578)     $    20,713      $  (110,837)     $  (110,901)
     Net realized gain (loss) on investments................       822,646          847,961          725,329          645,238
     Realized gain distribution received....................       423,905          175,515               --               --
     Change in unrealized appreciation (depreciation)  on
       investments..........................................       188,850          237,582          778,608          330,992
                                                               -----------      -----------      -----------      -----------
       Net increase (decrease) in net assets resulting  from
          operations........................................     1,399,823        1,281,771        1,393,100          865,329
                                                               -----------      -----------      -----------      -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        30,619            1,899              539            5,866
     Policyowners' surrenders...............................    (1,036,299)      (1,582,712)        (954,323)      (1,011,372)
     Policyowners' annuity and death benefits...............       (60,346)        (483,976)         (65,911)         (36,806)
     Net transfers from (to) Fixed Account..................       263,096          125,892          (78,560)          66,658
     Transfers between Investment Divisions.................       413,232          756,012          (80,696)         188,565
                                                               -----------      -----------      -----------      -----------
       Net contributions and (withdrawals)..................      (389,698)      (1,182,885)      (1,178,951)        (787,089)
                                                               -----------      -----------      -----------      -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the  Separate Account................................        (4,300)          (5,189)          (5,564)          (4,550)
                                                               -----------      -----------      -----------      -----------
          Increase (decrease) in net assets.................     1,005,825           93,697          208,585           73,690

NET ASSETS:
     Beginning of year......................................     5,333,049        5,239,352        7,090,838        7,017,148
                                                               -----------      -----------      -----------      -----------
     End of year............................................   $ 6,338,874      $ 5,333,049      $ 7,299,423      $ 7,090,838
                                                               ===========      ===========      ===========      ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                                               JANUS ASPEN
               JANUS ASPEN                        SERIES
                  SERIES                        WORLDWIDE
                BALANCED--                       GROWTH--                    MFS(R) INVESTORS        MFS(R) RESEARCH
              INSTITUTIONAL                   INSTITUTIONAL                   TRUST SERIES--             SERIES--
                  SHARES                          SHARES                      INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2007            2006            2007            2006            2007            2006            2007
     ---------------------------------------------------------------------------------------------------------------



       $  4,482,634   $   3,151,139    $ (1,297,625)   $    590,296    $  (146,320)    $  (259,968)    $  (211,979)
         15,804,423      (2,299,131)    (13,152,483)    (29,527,316)     1,292,355         606,562       1,831,463
                 --              --              --              --        218,127              --              --

         17,604,452      41,527,623      30,235,137      58,554,272        785,622       2,546,852       1,742,753
       ------------   -------------    ------------    ------------    -----------     -----------     -----------


         37,891,509      42,379,631      15,785,029      29,617,252      2,149,784       2,893,446       3,362,237
       ------------   -------------    ------------    ------------    -----------     -----------     -----------


          4,744,478       5,096,511       2,642,138       2,817,608        264,716         200,003         235,167
        (73,722,479)    (73,920,593)    (31,022,268)    (27,803,296)    (4,327,642)     (3,835,750)     (6,746,904)
         (5,927,490)     (5,763,708)     (2,005,030)     (2,190,079)      (309,368)       (304,878)       (261,113)
           (507,725)     (2,126,158)        (61,941)       (739,329)       145,479        (112,888)        (96,027)
        (22,253,266)    (29,652,744)    (10,069,450)    (16,652,694)    (1,114,683)     (1,222,880)     (2,177,275)
       ------------   -------------    ------------    ------------    -----------     -----------     -----------
        (97,666,482)   (106,366,692)    (40,516,551)    (44,567,790)    (5,341,498)     (5,276,393)     (9,046,152)
       ------------   -------------    ------------    ------------    -----------     -----------     -----------



           (143,904)       (183,292)        (68,638)       (103,321)        (7,968)        (13,428)        (12,889)
       ------------   -------------    ------------    ------------    -----------     -----------     -----------
        (59,918,877)    (64,170,353)    (24,800,160)    (15,053,859)    (3,199,682)     (2,396,375)     (5,696,804)


        462,105,092     526,275,445     195,487,700     210,541,559     26,498,718      28,895,093      32,143,476
       ------------   -------------    ------------    ------------    -----------     -----------     -----------
       $402,186,215   $ 462,105,092    $170,687,540    $195,487,700    $23,299,036     $26,498,718     $26,446,672
       ============   =============    ============    ============    ===========     ===========     ===========


     MFS(R) RESEARCH
         SERIES--
      INITIAL CLASS
     ---------------
           2006
     ---------------


       $  (315,812)
        (1,388,474)
                --

         4,555,948
       -----------


         2,851,662
       -----------


           380,110
        (5,614,158)
          (482,057)
          (146,081)
        (2,520,433)
       -----------
        (8,382,619)
       -----------



           (15,307)
       -----------
        (5,546,264)


        37,689,740
       -----------
       $32,143,476
       ===========







                  ROYCE                           ROYCE
                MICRO-CAP                       SMALL-CAP                     T. ROWE PRICE              VAN ECK
               PORTFOLIO--                     PORTFOLIO--                    EQUITY INCOME             WORLDWIDE
             INVESTMENT CLASS                INVESTMENT CLASS                   PORTFOLIO              HARD ASSETS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2007            2006            2007            2006            2007            2006            2007
     ---------------------------------------------------------------------------------------------------------------



       $    45,231     $  (344,780)    $  (595,388)    $  (344,227)    $    489,317    $    230,031    $ (4,867,799)
         1,023,540         619,140         694,269         357,136       13,469,910       6,562,008      25,189,100
         5,306,113       2,293,030       1,949,472       1,458,436       12,037,356       6,080,316      36,287,961

        (5,617,112)      1,160,369      (4,132,349)      1,472,000      (21,001,658)     22,402,397      66,381,268
       -----------     -----------     -----------     -----------     ------------    ------------    ------------


           757,772       3,727,759      (2,083,996)      2,943,345        4,994,925      35,274,752     122,990,530
       -----------     -----------     -----------     -----------     ------------    ------------    ------------


        15,601,188      13,752,857       9,962,379       9,433,698        2,303,817       2,942,663      48,551,072
        (3,991,228)     (1,785,039)     (2,560,172)     (1,347,053)     (34,681,650)    (26,427,308)    (36,885,030)
          (175,692)       (108,582)       (121,018)        (23,044)      (2,076,299)     (1,738,727)     (1,060,896)
         3,302,436       3,098,071       2,074,758       2,203,680        1,045,775         412,096      10,187,698
         2,254,970      20,158,763       2,418,785       7,144,269       (4,834,368)     (3,999,472)     14,062,743
       -----------     -----------     -----------     -----------     ------------    ------------    ------------
        16,991,674      35,116,070      11,774,732      17,411,550      (38,242,725)    (28,810,748)     34,855,587
       -----------     -----------     -----------     -----------     ------------    ------------    ------------



           (10,305)        (15,192)          5,110         (13,344)         (23,385)       (145,828)       (431,956)
       -----------     -----------     -----------     -----------     ------------    ------------    ------------
        17,739,141      38,828,637       9,695,846      20,341,551      (33,271,185)      6,318,176     157,414,161


        45,525,337       6,696,700      33,150,170      12,808,619      227,188,980     220,870,804     267,139,092
       -----------     -----------     -----------     -----------     ------------    ------------    ------------
       $63,264,478     $45,525,337     $42,846,016     $33,150,170     $193,917,795    $227,188,980    $424,553,253
       ===========     ===========     ===========     ===========     ============    ============    ============


         VAN ECK
        WORLDWIDE
       HARD ASSETS
     ---------------
           2006
     ---------------

       $ (3,411,433)
         17,997,032
         11,038,682

         15,948,298
       ------------


         41,572,579
       ------------


         45,305,490
        (18,994,755)
         (1,326,464)
         10,533,615
         20,382,561
       ------------
         55,900,447
       ------------



           (272,430)
       ------------
         97,200,596


        169,938,496
       ------------
       $267,139,092
       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                               VAN KAMPEN
                                              UIF EMERGING
                                                 MARKETS
                                                EQUITY--
                                                 CLASS I
                                    --------------------------------
                                          2007             2006
                                    --------------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................     $ (1,134,217)    $   (621,095)
     Net realized gain (loss) on
       investments...............       20,845,704        8,246,949
     Realized gain distribution
       received..................       12,725,817        2,066,509
     Change in unrealized
       appreciation
       (depreciation)
       on investments............        4,001,788       16,621,929
                                      ------------     ------------
       Net increase (decrease) in
          net assets resulting
          from operations........       36,439,092       26,314,292
                                      ------------     ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............        1,444,992        1,520,862
     Policyowners' surrenders....      (15,478,999)      (9,383,416)
     Policyowners' annuity and
       death benefits............         (533,266)        (709,409)
     Net transfers from (to)
       Fixed Account.............          788,513        1,281,889
     Transfers between Investment
       Divisions.................         (312,901)      11,143,036
                                      ------------     ------------
       Net contributions and
          (withdrawals)..........      (14,091,661)       3,852,962
                                      ------------     ------------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................         (150,104)        (119,125)
                                      ------------     ------------
          Increase (decrease) in
            net assets...........       22,197,327       30,048,129

NET ASSETS:
     Beginning of year...........      104,728,987       74,680,858
                                      ------------     ------------
     End of year.................     $126,926,314     $104,728,987
                                      ============     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    681,897      $    552,425      $  2,102,784       $  (414,766)
     Net realized gain (loss) on investments................       2,219,401           797,368            57,480          (554,403)
     Realized gain distribution received....................       4,998,801         1,219,241                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (6,830,873)        6,821,032         2,273,517         3,143,125
                                                                ------------      ------------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       1,069,226         9,390,066         4,433,781         2,173,956
                                                                ------------      ------------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      16,993,656        25,909,903        13,534,327        10,325,557
     Policyowners' surrenders...............................      (9,698,999)       (6,895,338)       (5,593,136)       (3,837,667)
     Policyowners' annuity and death benefits...............      (1,319,618)       (1,039,602)         (609,989)         (736,221)
     Net transfers from (to) Fixed Account..................       5,715,347         9,476,758         2,304,443         2,691,610
     Transfers between Investment Divisions.................       1,384,585        10,301,544         6,620,087        (3,436,146)
     Contributions (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............      (5,801,973)               --                --                --
                                                                ------------      ------------      ------------       -----------
       Net contributions and (withdrawals)..................       7,272,998        37,753,265        16,255,732         5,007,133
                                                                ------------      ------------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (7,022)          (39,876)          (17,060)           (9,920)
                                                                ------------      ------------      ------------       -----------
          Increase (decrease) in net assets.................       8,335,202        47,103,455        20,672,453         7,171,169

NET ASSETS:
     Beginning of year......................................     129,084,188        81,980,733        83,526,342        76,355,173
                                                                ------------      ------------      ------------       -----------
     End of year............................................    $137,419,390      $129,084,188      $104,198,795       $83,526,342
                                                                ============      ============      ============       ===========






                                              MAINSTAY VP                         MAINSTAY VP
                                              DEVELOPING                           FLOATING
                                               GROWTH--                             RATE--
                                             SERVICE CLASS                       SERVICE CLASS
                                   --------------------------------    --------------------------------
                                        2007              2006              2007              2006
                                   --------------------------------------------------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................    $  (471,361)      $  (348,495)     $  9,606,621      $  6,162,646
     Net realized gain (loss) on
       investments...............      1,692,363         1,026,349        (1,527,987)         (182,418)
     Realized gain distribution
       received..................      1,538,429                --                --                --
     Change in unrealized
       appreciation
       (depreciation) on
       investments...............      5,694,295         1,177,261        (7,187,025)         (382,736)
                                     -----------       -----------      ------------      ------------
       Net increase (decrease) in
          net assets resulting
          from operations........      8,453,726         1,855,115           891,609         5,597,492
                                     -----------       -----------      ------------      ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............      5,331,209         4,257,049        56,493,733        50,245,079
     Policyowners' surrenders....     (1,481,806)       (1,067,399)      (18,496,539)       (9,871,012)
     Policyowners' annuity and
       death benefits............        (83,905)          (37,771)         (730,896)       (1,191,036)
     Net transfers from (to)
       Fixed Account.............        637,030           754,557        15,703,844        20,032,230
     Transfers between Investment
       Divisions.................      3,988,042          (787,263)       (4,454,719)       37,237,297
     Contributions (withdrawal)
       of seed money by New York
       Life Insurance and Annuity
       Corporation...............             --                --       (24,153,978)               --
                                     -----------       -----------      ------------      ------------
       Net contributions and
          (withdrawals)..........      8,390,570         3,119,173        24,361,445        96,452,558
                                     -----------       -----------      ------------      ------------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................        (31,455)          (12,754)          (14,634)          (21,481)
                                     -----------       -----------      ------------      ------------
          Increase (decrease) in
            net assets...........     16,812,841         4,961,534        25,238,420       102,028,569
NET ASSETS:
     Beginning of year...........     23,318,501        18,356,967       179,900,337        77,871,768
                                     -----------       -----------      ------------      ------------
     End of year.................    $40,131,342       $23,318,501      $205,138,757      $179,900,337
                                     ===========       ===========      ============      ============




Not all investment divisions are available under all policies.
(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
                CAPITAL                        COMMON                     CONSERVATIVE                  MAINSTAY VP
             APPRECIATION--                   STOCK--                     ALLOCATION--                 CONVERTIBLE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007          2006(A)         2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (829,112)   $  (722,188)   $  (248,364)   $  (511,854)  $  1,658,383    $   113,779   $    698,492    $   737,747
         2,266,600      1,150,144      1,524,905        998,067      1,098,604         46,388      1,850,150      1,248,407
                --             --      4,614,771      1,172,211      1,728,450        128,302      2,927,352             --

         3,852,545        943,135     (4,200,609)     4,804,006       (487,565)     1,829,628      7,428,248      5,484,785
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------


         5,290,033      1,371,091      1,690,703      6,462,430      3,997,872      2,118,097     12,904,242      7,470,939
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------


         3,377,740      4,975,533      8,499,498      7,572,566     31,789,563     18,135,050     14,748,397     12,963,773
        (3,451,561)    (2,491,590)    (3,037,809)    (1,839,159)    (6,896,667)    (1,884,786)    (5,820,986)    (4,036,802)
          (300,842)       (78,065)      (226,773)      (256,469)      (960,796)            --       (380,818)      (390,603)
           487,287        860,748      1,897,900      1,802,844      8,234,740      3,789,449      3,156,034      3,285,600
        (5,152,101)    (4,640,849)      (534,322)    (1,315,703)    35,315,239     23,648,681       (409,121)    (4,214,783)

                --             --             --             --       (273,924)       250,000             --             --
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------
        (5,039,477)    (1,374,223)     6,598,494      5,964,079     67,208,155     43,938,394     11,293,506      7,607,185
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------



           (25,197)       (13,262)        (9,030)       (28,804)       (15,716)        (6,681)       (54,284)       (41,532)
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------
           225,359        (16,394)     8,280,167     12,397,705     71,190,311     46,049,810     24,143,464     15,036,592

        51,483,513     51,499,907     53,995,777     41,598,072     46,049,810             --     98,532,065     83,495,473
       -----------    -----------    -----------    -----------   ------------    -----------   ------------    -----------
       $51,708,872    $51,483,513    $62,275,944    $53,995,777   $117,240,121    $46,049,810   $122,675,529    $98,532,065
       ===========    ===========    ===========    ===========   ============    ===========   ============    ===========





                                                            MAINSTAY VP
                                   MAINSTAY VP               HIGH YIELD               MAINSTAY VP
           MAINSTAY VP                GROWTH                 CORPORATE                ICAP SELECT
           GOVERNMENT--            ALLOCATION--                BOND--                  EQUITY--
          SERVICE CLASS           SERVICE CLASS            SERVICE CLASS             SERVICE CLASS
     ----------------------- ----------------------- ------------------------- ------------------------
         2007        2006        2007      2006(A)       2007         2006         2007         2006
     --------------------------------------------------------------------------------------------------


     $ 2,099,942 $  (344,108)$  (198,073)$   (19,317)$ 23,577,036 $  1,387,433 $   (661,918)$  (381,843)
          43,851    (254,152)  1,022,713      54,501    2,803,059      916,520    1,860,599     605,951
              --          --   3,035,682     245,841           --           --    2,986,540     166,550

         847,402   1,805,458     482,824   2,577,327  (24,971,643)  34,558,134   (2,494,700)  4,149,922
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------


       2,991,195   1,207,198   4,343,146   2,858,352    1,408,452   36,862,087    1,690,521   4,540,580
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------


       8,226,341   7,740,527  26,380,961  17,614,373   71,955,912   66,284,851   26,482,479   5,356,611
      (3,365,606) (2,932,013) (4,240,153)   (796,144) (27,453,601) (19,155,345)  (5,227,862) (1,585,539)
        (416,722)   (404,183)   (252,521)    (18,541)  (3,520,835)  (3,617,400)    (203,687)    (86,359)
       1,097,773   1,675,142   4,399,905   2,900,674   16,361,607   14,561,940    4,519,344     931,453
       4,442,863  (1,185,343) 12,064,137  19,276,853  (15,258,464) (20,869,149)  41,914,667   2,776,380

              --          --    (290,337)    250,000           --           --           --          --
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------
       9,984,649   4,894,130  38,061,992  39,227,215   42,084,619   37,204,897   67,484,941   7,392,546
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------


         (11,243)     (5,838)    (17,209)     (9,100)      (7,392)    (122,153)      (7,601)    (19,760)
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------
      12,964,601   6,095,490  42,387,929  42,076,467   43,485,679   73,944,831   69,167,861  11,913,366

      55,601,552  49,506,062  42,076,467          --  424,062,628  350,117,797   36,069,574  24,156,208
     ----------- ----------- ----------- ----------- ------------ ------------ ------------ -----------
     $68,566,153 $55,601,552 $84,464,396 $42,076,467 $467,548,307 $424,062,628 $105,237,435 $36,069,574
     =========== =========== =========== =========== ============ ============ ============ ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                       INCOME & GROWTH--                INTERNATIONAL EQUITY--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    452,981       $  (325,142)     $ (1,883,623)     $ (1,567,227)
     Net realized gain (loss) on investments................      (1,352,609)          630,507         6,699,372         1,456,284
     Realized gain distribution received....................       5,630,271           423,157        12,652,070         1,500,691
     Change in unrealized appreciation (depreciation)  on
       investments..........................................      (5,449,890)        3,544,747       (12,872,632)       29,564,850
                                                                ------------       -----------      ------------      ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................        (719,247)        4,273,269         4,595,187        30,954,598
                                                                ------------       -----------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       3,029,958         4,408,891        43,433,203        31,698,184
     Policyowners' surrenders...............................      (1,587,342)       (1,692,254)      (12,423,625)       (4,270,768)
     Policyowners' annuity and death benefits...............        (155,103)         (232,565)         (472,788)         (349,761)
     Net transfers from (to) Fixed Account..................         638,847         1,125,491         9,882,495         6,226,099
     Transfers between Investment Divisions.................     (35,132,544)       (1,264,236)       (5,947,791)       13,291,985
                                                                ------------       -----------      ------------      ------------
       Net contributions and (withdrawals)..................     (33,206,184)        2,345,327        34,471,494        46,595,739
                                                                ------------       -----------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           2,214           (21,036)          (22,317)         (117,133)
                                                                ------------       -----------      ------------      ------------
          Increase (decrease) in net assets.................     (33,923,217)        6,597,560        39,044,364        77,433,204
NET ASSETS:
     Beginning of year......................................      33,923,217        27,325,657       162,500,477        85,067,273
                                                                ------------       -----------      ------------      ------------
     End of year............................................    $         --       $33,923,217      $201,544,841      $162,500,477
                                                                ============       ===========      ============      ============






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                           MODERATE                         MODERATE GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2007             2006(A)            2007             2006(A)
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  1,517,407       $   118,688      $    793,189      $    118,365
     Net realized gain (loss) on investments................       1,544,526          (351,143)        1,392,174            51,389
     Realized gain distribution received....................       3,721,777           266,344         5,980,435           502,977
     Change in unrealized appreciation (depreciation) on
       investments..........................................       1,445,952         4,762,167         1,480,004         5,794,903
                                                                ------------       -----------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................       8,229,662         4,796,056         9,645,802         6,467,634
                                                                ------------       -----------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      52,643,209        41,647,389        58,372,118        50,139,596
     Policyowners' surrenders...............................      (9,903,898)       (1,874,686)       (8,523,117)       (1,971,966)
     Policyowners' annuity and death benefits...............      (1,256,263)         (203,484)         (461,215)          (19,175)
     Net transfers from (to) Fixed Account..................      14,560,590         7,386,608        14,531,423         7,562,636
     Transfers between Investment Divisions.................      26,495,050        41,494,902        22,725,182        41,177,275
     Contribution (withdrawals) of seed money by New York
       Life Insurance and Annuity Corporation...............        (280,539)          250,000          (286,972)          250,000
                                                                ------------       -----------      ------------      ------------
       Net contributions and (withdrawals)..................      82,258,149        88,700,729        86,357,419        97,138,366
                                                                ------------       -----------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (32,844)          (16,864)          (38,458)          (20,689)
                                                                ------------       -----------      ------------      ------------
          Increase (decrease) in net assets.................      90,454,967        93,479,921        95,964,763       103,585,311
NET ASSETS:
     Beginning of year......................................      93,479,921                --       103,585,311                --
                                                                ------------       -----------      ------------      ------------
     End of year............................................    $183,934,888       $93,479,921      $199,550,074      $103,585,311
                                                                ============       ===========      ============      ============




Not all investment divisions are available under all policies.
(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
               LARGE CAP                      MID CAP                       MID CAP                       MID CAP
                GROWTH--                       CORE--                       GROWTH--                      VALUE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (598,012)   $  (390,250)  $ (1,515,410)  $ (1,399,112)  $ (2,224,509)  $ (1,966,300)  $ (1,201,998)  $ (2,193,115)
           891,078        124,230      3,862,932      2,224,960      5,989,590      6,413,402      4,234,358      2,637,059
                --             --     11,405,849        615,075     10,141,291      2,268,593     13,664,107      1,957,953

         6,334,725      1,560,579    (11,167,817)     9,255,316      3,383,701      1,174,458    (21,653,089)    13,614,314
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         6,627,791      1,294,559      2,585,554     10,696,239     17,290,073      7,890,153     (4,956,622)    16,016,211
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         8,064,080      7,395,000     18,790,548     17,675,659     14,185,951     21,100,845     17,935,453     22,028,414
        (2,002,334)    (1,094,378)    (5,922,883)    (3,683,385)    (7,615,759)    (5,533,619)   (10,439,867)    (5,610,930)
          (110,577)       (51,749)      (378,808)      (419,548)      (527,636)      (159,177)      (689,291)      (708,306)
         2,251,869      1,938,399      3,147,826      3,870,801      2,971,856      4,195,259      3,661,064      5,665,006
         4,869,869      1,399,607     (2,952,368)    (1,514,190)    (3,751,359)    (9,920,328)    (5,713,334)    (9,908,861)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
        13,072,907      9,586,879     12,684,315     15,929,337      5,263,053      9,682,980      4,754,025     11,465,323
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------


           (25,063)        (8,162)       (11,735)       (50,460)       (72,022)       (64,549)        10,264        (68,577)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
        19,675,635     10,873,276     15,258,134     26,575,116     22,481,104     17,508,584       (192,333)    27,412,957

        30,413,522     19,540,246    100,836,919     74,261,803    127,431,706    109,923,122    154,113,907    126,700,950
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
       $50,089,157    $30,413,522   $116,095,053   $100,836,919   $149,912,810   $127,431,706   $153,921,574   $154,113,907
       ===========    ===========   ============   ============   ============   ============   ============   ============






              MAINSTAY VP                   MAINSTAY VP
                S&P 500                      SMALL CAP                    MAINSTAY VP                   MAINSTAY VP
                INDEX--                       GROWTH--                   TOTAL RETURN--                   VALUE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



      $   (282,780)  $ (2,345,203)   $(1,086,206)   $(1,095,207)   $   226,247    $  (500,109)  $   (110,203)   $(1,067,614)
         6,656,139      3,035,684      1,461,041      1,789,108      1,219,905        677,663      3,210,362      1,671,794
                --             --      5,066,617            606      3,274,857        612,174      9,080,567      1,457,508

         1,322,101     25,093,961     (8,767,104)     2,337,920     (2,065,516)     2,495,779    (12,013,541)    10,926,618
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------

         7,695,460     25,784,442     (3,325,652)     3,032,427      2,655,493      3,285,507        167,185     12,988,306
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------

        24,783,255     27,700,133      4,912,137      8,422,913      3,045,375      5,251,264     14,187,358     15,694,810
       (15,123,265)    (8,765,610)    (3,531,505)    (2,987,897)    (2,874,155)    (2,038,414)    (6,242,351)    (3,684,517)
          (972,715)      (971,644)      (252,061)      (238,230)      (324,137)      (169,265)      (500,336)      (442,968)
         4,768,310      5,994,400        767,128      2,365,846        773,060        852,594      2,517,492      3,187,148
       (12,168,378)    (9,245,454)    (4,182,852)    (6,929,351)    (3,043,738)    (2,818,218)    (5,084,648)     1,761,743

                --             --             --             --             --             --             --             --
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------
         1,287,207     14,711,825     (2,287,153)       633,281     (2,423,595)     1,077,961      4,877,515     16,516,216
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------


           (38,265)      (114,686)        13,355        (28,742)       (11,855)       (16,673)        (5,795)       (53,784)
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------
         8,944,402     40,381,581     (5,599,450)     3,636,966        220,043      4,346,795      5,038,905     29,450,738


       223,987,747    183,606,166     70,912,451     67,275,485     47,241,635     42,894,840     99,181,228     69,730,490
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------
      $232,932,149   $223,987,747    $65,313,001    $70,912,451    $47,461,678    $47,241,635   $104,220,133    $99,181,228
      ============   ============    ===========    ===========    ===========    ===========   ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                                                            COLUMBIA SMALL
                                                                     ALGER AMERICAN SMALL                   CAP VALUE FUND,
                                                                       CAPITALIZATION--                    VARIABLE SERIES--
                                                                        CLASS S SHARES                          CLASS B
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (983,751)      $  (722,200)      $  (677,085)      $  (431,809)
     Net realized gain (loss) on investments................       3,719,715         1,325,987         1,778,503           609,248
     Realized gain distribution received....................              --                --         5,731,242         1,127,346
     Change in unrealized appreciation (depreciation) on
       investments..........................................       6,084,778         6,475,942        (8,986,242)        4,058,012
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       8,820,742         7,079,729        (2,153,582)        5,362,797
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       6,136,073        13,324,211         8,082,516        11,313,493
     Policyowners' surrenders...............................      (3,452,074)       (1,979,801)       (3,383,640)       (1,742,721)
     Policyowners' annuity and death benefits...............         (70,976)         (127,911)         (167,214)         (145,863)
     Net transfers from (to) Fixed Account..................         970,090         1,945,607         1,586,402         2,944,505
     Transfers between Investment Divisions.................      (4,657,831)        3,503,488        (5,119,651)       11,535,862
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (1,074,718)       16,665,594           998,413        23,905,276
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (32,263)          (36,215)            7,755           (22,423)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       7,713,761        23,709,108        (1,147,414)       29,245,650
NET ASSETS:
     Beginning of year......................................      56,323,579        32,614,471        50,913,539        21,667,889
                                                                 -----------       -----------       -----------       -----------
     End of year............................................     $64,037,340       $56,323,579       $49,766,125       $50,913,539
                                                                 ===========       ===========       ===========       ===========








                                                                      JANUS ASPEN SERIES                  JANUS ASPEN SERIES
                                                                          BALANCED--                      WORLDWIDE GROWTH--
                                                                        SERVICE SHARES                      SERVICE SHARES
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    871,269      $    408,114       $  (344,134)      $    33,638
     Net realized gain (loss) on investments................       2,169,091         1,359,922         1,205,454           541,515
     Realized gain distribution received....................              --                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       5,959,978         6,159,147         1,495,676         3,803,338
                                                                ------------      ------------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       9,000,338         7,927,183         2,356,996         4,378,491
                                                                ------------      ------------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      13,282,294        12,474,276         5,505,221         4,029,316
     Policyowners' surrenders...............................      (6,536,395)       (4,644,752)       (1,840,465)       (1,465,531)
     Policyowners' annuity and death benefits...............        (704,427)       (1,003,348)         (137,298)          (37,272)
     Net transfers from (to) Fixed Account..................       3,300,060         3,320,832           793,803           725,425
     Transfers between Investment Divisions.................        (648,071)       (2,493,509)         (413,780)       (1,878,136)
                                                                ------------      ------------       -----------       -----------
       Net contributions and (withdrawals)..................       8,693,461         7,653,499         3,907,481         1,373,802
                                                                ------------      ------------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (37,349)          (35,549)          (12,340)          (15,735)
                                                                ------------      ------------       -----------       -----------
          Increase (decrease) in net assets.................      17,656,450        15,545,133         6,252,137         5,736,558
NET ASSETS:
     Beginning of year......................................     101,226,881        85,681,748        31,564,406        25,827,848
                                                                ------------      ------------       -----------       -----------
     End of year............................................    $118,883,331      $101,226,881       $37,816,543       $31,564,406
                                                                ============      ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









               DREYFUS IP                                               FIDELITY(R) VIP
               TECHNOLOGY                 FIDELITY(R) VIP                   EQUITY-                   FIDELITY(R) VIP
                GROWTH--                  CONTRAFUND(R)--                   INCOME--                     MID CAP--
             SERVICE SHARES               SERVICE CLASS 2               SERVICE CLASS 2               SERVICE CLASS 2
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (416,631)   $  (359,619)  $ (2,311,104)  $ (1,140,040)  $    249,505   $  1,850,537   $ (2,165,952)  $ (2,399,217)
           567,188         79,293      5,761,653      2,384,032      2,166,963      1,123,061      7,240,752      4,625,602
                --             --     83,709,146     20,417,114     15,039,457     16,129,006     18,545,789     19,509,813

         3,037,210        809,478    (43,118,863)    (1,151,303)   (18,940,056)     2,678,510      2,566,118     (4,753,011)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         3,187,767        529,152     44,040,832     20,509,803     (1,484,131)    21,781,114     26,186,707     16,983,187
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         3,202,832      3,637,067     53,471,840     58,964,797     30,601,679     26,658,811     22,051,109     28,484,016
        (1,699,773)    (1,193,598)   (14,789,150)    (7,856,268)    (9,903,327)    (5,579,781)   (16,715,204)   (11,237,454)
          (110,825)      (145,742)    (1,244,045)      (750,454)      (702,012)      (614,059)      (840,487)      (717,491)
           551,810        595,626     12,268,340     13,605,907      6,223,957      4,637,573      5,385,413      5,362,456
          (563,638)      (580,164)    (7,499,684)     4,316,813     (2,441,876)     2,315,791     (8,972,809)     2,185,580
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
         1,380,406      2,313,189     42,207,301     68,280,795     23,778,421     27,418,335        908,022     24,077,107
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------


           (14,248)        (2,925)      (183,845)      (114,494)        (3,539)       (92,493)      (102,850)       (98,477)
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
         4,553,925      2,839,416     86,064,288     88,676,104     22,290,751     49,106,956     26,991,879     40,961,817

        25,004,981     22,165,565    260,596,026    171,919,922    155,320,120    106,213,164    191,458,543    150,496,726
       -----------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
       $29,558,906    $25,004,981   $346,660,314   $260,596,026   $177,610,871   $155,320,120   $218,450,422   $191,458,543
       ===========    ===========   ============   ============   ============   ============   ============   ============





                                                                                                         NEUBERGER
                                                                                                         BERMAN AMT
                                                                                                          MID-CAP
            MFS(R) INVESTORS              MFS(R) RESEARCH               MFS(R) UTILITIES                   GROWTH
             TRUST SERIES--                   SERIES--                      SERIES--                    PORTFOLIO--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                    CLASS S
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2007           2006           2007           2006           2007           2006           2007           2006
     -----------------------------------------------------------------------------------------------------------------------



       $  (72,948)    $  (83,175)    $  (104,676)   $ (100,375)   $ (3,426,618)  $    617,984    $  (422,605)   $  (251,561)
          185,187        290,420         450,228       249,929      10,124,464      6,136,316      2,207,137      1,048,674
           61,124             --              --            --      27,977,178      8,728,554             --             --

          412,305        386,395         666,882       518,119      59,027,569     48,935,783      2,555,112        948,952
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------

          585,668        593,640       1,012,434       667,673      93,702,593     64,418,637      4,339,644      1,746,065
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------

          787,187        844,305       1,160,955     1,114,450      84,815,493     52,772,968      5,663,425      3,640,862
         (368,657)      (223,513)       (580,994)     (348,615)    (29,908,137)   (15,919,899)    (1,719,930)      (979,162)
          (25,702)        (1,072)        (48,623)      (47,413)     (1,920,181)    (1,624,719)       (83,677)       (16,841)
          195,747        275,137         356,620       245,797      20,778,074     14,140,197        907,614        477,531
           69,582       (148,269)       (125,230)     (315,147)     43,937,128     22,639,403      7,589,606      2,130,793
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------
          658,157        746,588         762,728       649,072     117,702,377     72,007,950     12,357,038      5,253,183
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------


           (2,341)        (3,115)         (4,190)       (3,681)       (282,255)      (248,739)       (17,830)        (8,648)
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------
        1,241,484      1,337,113       1,770,972     1,313,064     211,122,715    136,177,848     16,678,852      6,990,600

        6,783,459      5,446,346       8,834,563     7,521,499     322,555,614    186,377,766     18,409,919     11,419,319
       ----------     ----------     -----------    ----------    ------------   ------------    -----------    -----------
       $8,024,943     $6,783,459     $10,605,535    $8,834,563    $533,678,329   $322,555,614    $35,088,771    $18,409,919
       ==========     ==========     ===========    ==========    ============   ============    ===========    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2007
and December 31, 2006



                                                                                                              VAN KAMPEN
                                                                         T. ROWE PRICE                       UIF EMERGING
                                                                         EQUITY INCOME                     MARKETS EQUITY--
                                                                         PORTFOLIO--II                         CLASS II
                                                               --------------------------------    --------------------------------
                                                                    2007              2006              2007              2006
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (109,396)     $   (311,238)     $ (1,336,757)      $  (511,758)
     Net realized gain (loss) on investments................       3,716,757           754,483        10,044,630         2,690,634
     Realized gain distribution received....................      13,036,401         5,033,256        13,028,309         1,538,638
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (14,371,305)       20,636,799        15,982,610        15,781,405
                                                                ------------      ------------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       2,272,457        26,113,300        37,718,792        19,498,919
                                                                ------------      ------------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      33,739,055        31,248,196        28,349,921        22,823,953
     Policyowners' surrenders...............................     (12,902,701)       (6,332,650)       (5,921,441)       (2,795,538)
     Policyowners' annuity and death benefits...............      (1,265,614)       (1,095,090)         (221,533)          (98,392)
     Net transfers from (to) Fixed Account..................       7,493,567         7,573,830         4,445,105         3,750,936
     Transfers between Investment Divisions.................      (5,797,800)         (317,714)       (2,525,258)        7,114,934
                                                                ------------      ------------      ------------       -----------
       Net contributions and (withdrawals)..................      21,266,507        31,076,572        24,126,794        30,795,893
                                                                ------------      ------------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (18,823)         (110,566)         (164,016)          (86,799)
                                                                ------------      ------------      ------------       -----------
          Increase (decrease) in net assets.................      23,520,141        57,079,306        61,681,570        50,208,013
NET ASSETS:
     Beginning of year......................................     194,544,174       137,464,868        90,541,349        40,333,336
                                                                ------------      ------------      ------------       -----------
     End of year............................................    $218,064,315      $194,544,174      $152,222,919       $90,541,349
                                                                ============      ============      ============       ===========







                                               VICTORY VIF
                                               DIVERSIFIED
                                                 STOCK--
                                             CLASS A SHARES
                                    --------------------------------
                                         2007              2006
                                    --------------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................     $  (214,024)      $  (239,419)
     Net realized gain (loss) on
       investments...............         958,409           485,172
     Realized gain distribution
       received..................       1,946,548           585,003
     Change in unrealized
       appreciation
       (depreciation) on
       investments...............        (780,172)        1,433,492
                                      -----------       -----------
       Net increase (decrease) in
          net assets resulting
          from operations........       1,910,761         2,264,248
                                      -----------       -----------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............       2,033,306         2,851,616
     Policyowners' surrenders....      (2,212,976)       (1,200,065)
     Policyowners' annuity and
       death benefits............          (1,334)          (29,070)
     Net transfers from (to)
       Fixed Account.............         580,412         1,166,954
     Transfers between Investment
       Divisions.................         391,510         1,509,534
                                      -----------       -----------
       Net contributions and
          (withdrawals)..........         790,918         4,298,969
                                      -----------       -----------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................          (7,033)           (9,620)
                                      -----------       -----------
          Increase (decrease) in
            net assets...........       2,694,646         6,553,597
NET ASSETS:
     Beginning of year...........      22,864,157        16,310,560
                                      -----------       -----------
     End of year.................     $25,558,803       $22,864,157
                                      ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity and New York Life Plus Variable Annuity), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity) and Series VI policies (New York Life Premium Plus II Variable Annuity). All Series include policies formerly known as LifeStages(R) and MainStay. Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002.

     The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

     The MainStay VP Cash Management, CVS Calvert Social Balanced Portfolio, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced--Service Class, MainStay VP Conservative Allocation--Service Class, MainStay VP Floating Rate--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class, MainStay VP Moderate Growth Allocation--Service Class, Columbia Small Cap Value Fund, Variable Series--Class B, Fidelity(R) VIP Mid Cap--Service Class 2 and Victory VIF Diversified Stock--Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(1,2)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares(3)
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------

Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class(4,5)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares(6)
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

     Not all investment divisions are available under all policies.

     For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, formerly known as LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, formerly known as MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

     No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

-------

(1) Formerly MainStay VP Basic Value--Initial Class

(2) The MainStay VP Income & Growth--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on August 17, 2007.

(3) New allocations to Alger American Small Capitalization--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(4) Formerly MainStay VP Basic Value--Service Class

(5) The MainStay VP Income & Growth--Service Class portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class portfolio on August 17, 2007.

(6) New allocations to Alger American Small Capitalization--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

--------------------------------------------------------------------------------

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements. The application of this Statement could change current practices in determining fair value. The guidance in SFAS No. 157 will be applied prospectively with certain exceptions. This statement is effective January 1, 2008, at which time the Company plans to adopt this guidance. The Company is currently evaluating the impact of SFAS No. 157 on the Company's consolidated financial statements.

     The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2007, the investments of the Separate Account are as follows:





                                              MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP       MAINSTAY VP
                              BOND--        APPRECIATION--         CASH         COMMON STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......        11,254             8,188           281,370             9,289

Identified cost........      $154,354          $207,867          $281,364          $194,120







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             LARGE CAP          MID CAP           MID CAP           MID CAP
                             GROWTH--           CORE--           GROWTH--           VALUE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         4,872             4,696             5,983             9,781

Identified cost........       $60,779           $62,135           $70,282          $109,068



Investment activity for the year ended December 31, 2007 was as follows:





                                              MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP       MAINSTAY VP
                              BOND--        APPRECIATION--         CASH         COMMON STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $13,781           $ 2,213          $247,637           $22,078

Proceeds from sales....        31,535            61,087           150,101            56,828







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             LARGE CAP          MID CAP           MID CAP           MID CAP
                             GROWTH--           CORE--           GROWTH--           VALUE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $ 4,936           $11,629           $11,944           $16,829

Proceeds from sales....        16,040            14,964            22,301            31,139



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
       CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


           12,123             1,986            10,064            50,671             6,711              --               6,822

         $129,024           $20,879          $109,935          $474,105           $85,369             $--            $101,500






                                                                                   ALGER
        MAINSTAY VP       MAINSTAY VP                                         AMERICAN SMALL      CVS CALVERT       DREYFUS IP
          S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP       CAPITALIZA-         SOCIAL          TECHNOLOGY
          INDEX--          GROWTH--       TOTAL RETURN--        VALUE--           TION--           BALANCED          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO      INITIAL SHARES
      --------------------------------------------------------------------------------------------------------------------------


           14,564             3,914             8,436            10,961             2,359            21,011             1,741

         $372,165           $38,512          $152,787          $171,445           $40,649           $38,616           $15,484








                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
       CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--          EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $12,005           $7,587            $12,401          $ 53,503           $55,857           $ 9,254           $23,350

           35,335            7,391             29,490           141,693            15,534            51,401            29,322






                                                                                   ALGER
        MAINSTAY VP       MAINSTAY VP                                         AMERICAN SMALL      CVS CALVERT       DREYFUS IP
          S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP       CAPITALIZA-         SOCIAL          TECHNOLOGY
          INDEX--          GROWTH--       TOTAL RETURN--        VALUE--           TION--           BALANCED          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO      INITIAL SHARES
      --------------------------------------------------------------------------------------------------------------------------


         $ 11,795           $ 4,331           $15,458           $24,356           $ 2,008           $5,876            $2,333

          116,872            13,930            38,580            48,182            24,114            8,954             5,433

--------------------------------------------------------------------------------







                                                                                  JANUS ASPEN
                            FIDELITY(R)       FIDELITY(R)       JANUS ASPEN         SERIES
                                VIP               VIP             SERIES           WORLDWIDE
                              CONTRA-           EQUITY-         BALANCED--         GROWTH--
                             FUND(R)--         INCOME--        INSTITUTIONAL     INSTITUTIONAL
                           INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
                          --------------------------------------------------------------------


Number of shares.......        14,486             8,161            13,442             4,849

Identified cost........      $367,698          $186,564          $315,309          $167,740









                                              VAN KAMPEN
                                             UIF EMERGING
                              VAN ECK           MARKETS
                             WORLDWIDE         EQUITY--
                            HARD ASSETS         CLASS I
                          --------------------------------


Number of shares.......        10,339             5,246

Identified cost........      $292,706           $78,373









                                                                                  JANUS ASPEN
                            FIDELITY(R)       FIDELITY(R)       JANUS ASPEN         SERIES
                                VIP               VIP             SERIES           WORLDWIDE
                              CONTRA-           EQUITY-         BALANCED--         GROWTH--
                             FUND(R)--         INCOME--        INSTITUTIONAL     INSTITUTIONAL
                           INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
                          --------------------------------------------------------------------


Purchases..............      $109,534           $25,345          $ 14,212           $ 3,331

Proceeds from sales....        86,076            48,385           107,918            45,592









                                              VAN KAMPEN
                                             UIF EMERGING
                              VAN ECK           MARKETS
                          WORLDWIDE HARD       EQUITY--
                              ASSETS            CLASS I
                          --------------------------------


Purchases..............      $117,146           $31,743

Proceeds from sales....        50,883            34,337



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                                                               NEUBERGER
          MFS(R)                                                BERMAN             ROYCE             ROYCE
         INVESTORS          MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE
           TRUST           RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY
         SERIES--          SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------------


              995             1,309              185               257              4,707             4,305             8,217

          $17,209           $18,871           $4,893            $4,609            $67,563           $45,334          $168,470





                                                               NEUBERGER
          MFS(R)                                                BERMAN             ROYCE             ROYCE
         INVESTORS          MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE
           TRUST           RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY
         SERIES--          SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------------


          $1,470            $   738           $2,066            $  398            $32,124           $18,683           $21,038

           6,748             10,075            2,060             1,679              9,679             5,627            46,948

--------------------------------------------------------------------------------








                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                 BALANCED--          BOND--        APPRECIATION--        STOCK--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Number of shares............        12,702             7,499             1,918             2,662

Identified cost.............      $137,233          $101,459           $41,447           $57,586







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                 ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                                  EQUITY--          GROWTH--          EQUITY--          GROWTH--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Number of shares............         7,454              --              11,120             3,355

Identified cost.............      $101,715             $--            $179,521           $41,157










                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                 BALANCED--          BOND--        APPRECIATION--        STOCK--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $34,912           $29,428           $ 4,542           $16,924

Proceeds from sales.........        21,882            11,343            10,446             5,894







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                 ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                                  EQUITY--          GROWTH--          EQUITY--          GROWTH--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $76,567           $10,824           $64,467           $17,557

Proceeds from sales.........         6,672            38,081            19,108             5,210



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                                                                       MAINSTAY VP
        MAINSTAY VP                           MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP        HIGH YIELD
       CONSERVATIVE        MAINSTAY VP        DEVELOPING         FLOATING         MAINSTAY VP         GROWTH            CORPORATE
       ALLOCATION--       CONVERTIBLE--        GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--          BOND--
       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


           10,689              8,827              2,711            21,612             6,255             7,258             46,784

         $116,083           $103,769            $30,536          $212,357           $67,398           $81,499           $468,735






                                                                                  MAINSTAY VP
        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP
          MID CAP            MID CAP            MID CAP          MODERATE           GROWTH            S&P 500           SMALL CAP
          CORE--            GROWTH--            VALUE--        ALLOCATION--      ALLOCATION--         INDEX--           GROWTH--
       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


            7,894              9,655             12,493            16,331            17,414             7,820              6,230
         $113,122           $123,840           $156,112          $178,169          $192,615          $191,945            $66,277









                                                                                                                       MAINSTAY VP
        MAINSTAY VP                           MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP        HIGH YIELD
       CONSERVATIVE        MAINSTAY VP        DEVELOPING         FLOATING         MAINSTAY VP         GROWTH            CORPORATE
       ALLOCATION--       CONVERTIBLE--        GROWTH--           RATE--         GOVERNMENT--      ALLOCATION--          BOND--
       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


          $82,734            $23,736            $14,245          $109,837           $19,901           $49,398           $102,804
           11,383              9,115              4,927            76,046             7,954             7,691             36,350






                                                                                  MAINSTAY VP
        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP
          MID CAP            MID CAP            MID CAP          MODERATE           GROWTH            S&P 500           SMALL CAP
          CORE--            GROWTH--            VALUE--        ALLOCATION--      ALLOCATION--         INDEX--           GROWTH--
       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


          $36,972            $29,723            $34,623          $103,069          $106,346           $25,592            $11,395

           14,410             16,576             17,289            14,259            11,090            24,503              9,720

--------------------------------------------------------------------------------






                                                                                        COLUMBIA
                                                                        ALGER           SMALL CAP
                                                                   AMERICAN SMALL      VALUE FUND,
                                 MAINSTAY VP       MAINSTAY VP       CAPITALIZA-        VARIABLE
                               TOTAL RETURN--        VALUE--           TION--           SERIES--
                                SERVICE CLASS     SERVICE CLASS    CLASS S SHARES        CLASS B
                               --------------------------------------------------------------------


Number of shares............         2,599             5,648             1,957             2,772

Identified cost.............       $44,256           $98,956           $46,034           $53,794





                                                                      NEUBERGER
                                                                       BERMAN
                                   MFS(R)            MFS(R)          AMT MID-CAP
                                  RESEARCH          UTILITIES          GROWTH         T. ROWE PRICE
                                  SERIES--          SERIES--         PORTFOLIO--      EQUITY INCOME
                                SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO-II
                               --------------------------------------------------------------------


Number of shares............          528             15,675             1,248             9,255

Identified cost.............       $8,522           $407,530           $29,933          $208,425








                                                                                        COLUMBIA
                                                                        ALGER           SMALL CAP
                                                                   AMERICAN SMALL      VALUE FUND,
                                 MAINSTAY VP       MAINSTAY VP       CAPITALIZA-        VARIABLE
                               TOTAL RETURN--        VALUE--           TION--           SERIES--
                                SERVICE CLASS     SERVICE CLASS    CLASS S SHARES        CLASS B
                               --------------------------------------------------------------------


Purchases...................       $8,096            $26,001           $6,988            $18,158

Proceeds from sales.........        7,045             12,073            9,010             12,099





                                                                      NEUBERGER
                                                                       BERMAN
                                   MFS(R)            MFS(R)          AMT MID-CAP
                                  RESEARCH          UTILITIES          GROWTH         T. ROWE PRICE
                                  SERIES--          SERIES--         PORTFOLIO--      EQUITY INCOME
                                SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO-II
                               --------------------------------------------------------------------


Purchases...................       $2,203           $169,757           $19,440           $51,744

Proceeds from sales.........        1,559             27,601             7,590            17,411



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                          FIDELITY(R)       FIDELITY(R)
                              VIP               VIP           FIDELITY(R)                         JANUS ASPEN         MFS(R)
        DREYFUS IP          CONTRA-           EQUITY-             VIP           JANUS ASPEN         SERIES           INVESTORS
        TECHNOLOGY         FUND(R)--         INCOME--          MID CAP--          SERIES           WORLDWIDE           TRUST
         GROWTH--        SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      BALANCED--         GROWTH--          SERIES--
      SERVICE SHARES           2                 2                 2          SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


            2,791            12,650             7,555             6,161             3,836             1,089              344

          $24,471          $361,575          $186,412          $193,606           $99,783           $30,820           $6,642






        VAN KAMPEN          VICTORY
       UIF EMERGING           VIF
          MARKETS         DIVERSIFIED
         EQUITY--           STOCK--
         CLASS II       CLASS A SHARES
      --------------------------------


            6,289             1,943

         $111,222           $23,633








                          FIDELITY(R)       FIDELITY(R)
                              VIP               VIP           FIDELITY(R)                         JANUS ASPEN         MFS(R)
        DREYFUS IP          CONTRA-           EQUITY-             VIP           JANUS ASPEN         SERIES           INVESTORS
        TECHNOLOGY         FUND(R)--         INCOME--          MID CAP--          SERIES           WORLDWIDE           TRUST
         GROWTH--        SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      BALANCED--         GROWTH--          SERIES--
      SERVICE SHARES           2                 2                 2          SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $5,366           $140,873           $52,451           $47,330           $19,279           $8,292            $1,441

           4,424             17,656            13,363            29,823             9,792            4,546               805






        VAN KAMPEN          VICTORY
       UIF EMERGING           VIF
          MARKETS         DIVERSIFIED
         EQUITY--           STOCK--
         CLASS II       CLASS A SHARES
      --------------------------------


          $55,792           $7,386

           19,973            4,873

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies formerly known as LifeStages(R) and MainStay. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

     For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, there is a lower surrender charge.

     For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

     For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

     All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

     NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

     Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

     The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------


The changes in units outstanding for the years ended December 31, 2007 and 2006 were as follows:





                                                                  MAINSTAY VP
                                            MAINSTAY VP             CAPITAL
                                              BOND--            APPRECIATION--
                                           INITIAL CLASS         INITIAL CLASS
                                        ------------------    ------------------
                                          2007       2006       2007       2006
                                        ----------------------------------------

SERIES I POLICIES
Units Issued..........................      117        110        144        202
Units Redeemed........................   (1,181)    (2,022)    (2,735)    (3,697)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............   (1,064)    (1,912)    (2,591)    (3,495)
                                         ======     ======     ======     ======



SERIES II POLICIES
Units Issued..........................       16         --         --         --
Units Redeemed........................      (21)       (16)       (16)       (48)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............       (5)       (16)       (16)       (48)
                                         ======     ======     ======     ======



SERIES III POLICIES
Units Issued..........................      116         43         21         41
Units Redeemed........................     (300)      (633)      (416)      (673)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............     (184)      (590)      (395)      (632)
                                         ======     ======     ======     ======



SERIES IV POLICIES
Units Issued..........................       18         26         23         13
Units Redeemed........................      (61)      (170)      (152)      (137)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............      (43)      (144)      (129)      (124)
                                         ======     ======     ======     ======



SERIES V POLICIES
Units Issued..........................        2         --         --          1
Units Redeemed........................       (6)        (4)        --         (2)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............       (4)        (4)        --         (1)
                                         ======     ======     ======     ======



SERIES VI POLICIES
Units Issued..........................       --         --         --         --
Units Redeemed........................       --         --         --         --
                                         ------     ------     ------     ------
  Net Increase (Decrease).............       --         --         --         --
                                         ======     ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                                MAINSTAY VP                                 MAINSTAY VP
          MAINSTAY VP             COMMON              MAINSTAY VP           DEVELOPING
             CASH                 STOCK--            CONVERTIBLE--           GROWTH--
          MANAGEMENT           INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


       51,819     22,980         83        114         91         96       122         38
      (33,484)   (33,846)    (1,669)    (2,005)    (1,288)    (1,432)     (236)      (258)
      -------    -------     ------     ------     ------     ------      ----       ----
       18,335    (10,866)    (1,586)    (1,891)    (1,197)    (1,336)     (114)      (220)
      =======    =======     ======     ======     ======     ======      ====       ====




        9,841      4,683          5         --          7          4        --          2
       (2,977)    (3,121)       (15)       (38)       (26)       (19)       (3)        (5)
      -------    -------     ------     ------     ------     ------      ----       ----
        6,864      1,562        (10)       (38)       (19)       (15)       (3)        (3)
      =======    =======     ======     ======     ======     ======      ====       ====




       42,524      9,974         30         39         62         55       104         54
      (11,800)    (7,442)      (549)      (427)      (223)      (454)      (54)       (51)
      -------    -------     ------     ------     ------     ------      ----       ----
       30,724      2,532       (519)      (388)      (161)      (399)       50          3
      =======    =======     ======     ======     ======     ======      ====       ====




       17,473     23,484          8         19         19         19        10          4
       (3,027)   (16,940)       (60)       (94)       (81)      (125)       (7)       (19)
      -------    -------     ------     ------     ------     ------      ----       ----
       14,446      6,544        (52)       (75)       (62)      (106)        3        (15)
      =======    =======     ======     ======     ======     ======      ====       ====




        3,326      1,996          1          3          1         21         6          1
       (2,299)    (1,105)        (2)       (19)        (7)        (6)       --         (1)
      -------    -------     ------     ------     ------     ------      ----       ----
        1,027        891         (1)       (16)        (6)        15         6         --
      =======    =======     ======     ======     ======     ======      ====       ====




       11,263      5,740         --         --         --         --        --         --
       (2,888)    (2,435)        --         --         --         --        --         --
      -------    -------     ------     ------     ------     ------      ----       ----
        8,375      3,305         --         --         --         --        --         --
      =======    =======     ======     ======     ======     ======      ====       ====


--------------------------------------------------------------------------------







                                                                   MAINSTAY VP
                                                                   HIGH YIELD
                                             MAINSTAY VP            CORPORATE
                                            GOVERNMENT--             BOND--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................        73        117        205        269
Units Redeemed........................    (1,067)    (1,713)    (3,974)    (4,718)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (994)    (1,596)    (3,769)    (4,449)
                                          ======     ======     ======     ======



SERIES II POLICIES
Units Issued..........................        --         --         16         60
Units Redeemed........................       (14)       (29)      (111)       (41)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............       (14)       (29)       (95)        19
                                          ======     ======     ======     ======



SERIES III POLICIES
Units Issued..........................        14         11        137        127
Units Redeemed........................      (259)      (562)      (823)      (937)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (245)      (551)      (686)      (810)
                                          ======     ======     ======     ======



SERIES IV POLICIES
Units Issued..........................        11         11         35         44
Units Redeemed........................      (121)      (200)      (335)      (456)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (110)      (189)      (300)      (412)
                                          ======     ======     ======     ======



SERIES V POLICIES
Units Issued..........................         2          1          2          2
Units Redeemed........................        (6)        (9)       (31)       (26)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        (4)        (8)       (29)       (24)
                                          ======     ======     ======     ======



SERIES VI POLICIES
Units Issued..........................        --         --         --         --
Units Redeemed........................        --         --         --         --
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        --         --         --         --
                                          ======     ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
          ICAP SELECT            INCOME &            INTERNATIONAL           LARGE CAP
           EQUITY--              GROWTH--              EQUITY--              GROWTH--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


       2,644        102          33        50        227        744         84         75
        (690)      (366)     (2,868)     (851)      (597)      (585)      (788)      (933)
       -----       ----      ------      ----       ----       ----       ----       ----
       1,954       (264)     (2,835)     (801)      (370)       159       (704)      (858)
       =====       ====      ======      ====       ====       ====       ====       ====




          27          2          11         6         18         37          3         --
          (6)        (9)        (27)      (23)       (24)       (13)        (6)       (17)
       -----       ----      ------      ----       ----       ----       ----       ----
          21         (7)        (16)      (17)        (6)        24         (3)       (17)
       =====       ====      ======      ====       ====       ====       ====       ====




         797        103           1        32        102        504         68         51
        (205)       (96)       (877)     (105)      (204)       (99)      (149)      (143)
       -----       ----      ------      ----       ----       ----       ----       ----
         592          7        (876)      (73)      (102)       405        (81)       (92)
       =====       ====      ======      ====       ====       ====       ====       ====




         187         28           1         7         37         93         25         10
         (29)       (17)       (188)      (20)       (25)       (32)       (24)       (23)
       -----       ----      ------      ----       ----       ----       ----       ----
         158         11        (187)      (13)        12         61          1        (13)
       =====       ====      ======      ====       ====       ====       ====       ====




           2         --          --         1          1         77         12          3
          --        (17)         (2)       (4)       (91)        (8)        (2)        (3)
       -----       ----      ------      ----       ----       ----       ----       ----
           2        (17)         (2)       (3)       (90)        69         10         --
       =====       ====      ======      ====       ====       ====       ====       ====




          --         --          --        --         --         --         --         --
          --         --          --        --         --         --         --         --
       -----       ----      ------      ----       ----       ----       ----       ----
          --         --          --        --         --         --         --         --
       =====       ====      ======      ====       ====       ====       ====       ====


--------------------------------------------------------------------------------








                                             MAINSTAY VP           MAINSTAY VP
                                               MID CAP               MID CAP
                                               CORE--               GROWTH--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................       71         75         75        142
Units Redeemed........................     (408)      (403)      (843)      (766)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............     (337)      (328)      (768)      (624)
                                           ====       ====       ====       ====



SERIES II POLICIES
Units Issued..........................        1          7          1          1
Units Redeemed........................       (8)        (1)        (7)        (9)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       (7)         6         (6)        (8)
                                           ====       ====       ====       ====



SERIES III POLICIES
Units Issued..........................       13         26         10         47
Units Redeemed........................     (183)      (192)      (202)      (427)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............     (170)      (166)      (192)      (380)
                                           ====       ====       ====       ====



SERIES IV POLICIES
Units Issued..........................        7         11         10         21
Units Redeemed........................      (22)       (51)       (57)       (93)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............      (15)       (40)       (47)       (72)
                                           ====       ====       ====       ====



SERIES V POLICIES
Units Issued..........................       --         --          1         --
Units Redeemed........................       --         (1)        --         (1)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       --         (1)         1         (1)
                                           ====       ====       ====       ====



SERIES VI POLICIES
Units Issued..........................       --         --         --         --
Units Redeemed........................       --         --         --         --
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       --         --         --         --
                                           ====       ====       ====       ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP          MAINSTAY VP
            MID CAP               S&P 500             SMALL CAP          MAINSTAY VP
            VALUE--               INDEX--             GROWTH--         TOTAL RETURN--
         INITIAL CLASS         INITIAL CLASS        INITIAL CLASS       INITIAL CLASS
      ------------------    ------------------    ----------------    ----------------
        2007       2006       2007       2006      2007      2006      2007      2006
      --------------------------------------------------------------------------------


          109        137        174        225        45        64        83        91
       (1,179)    (1,364)    (3,252)    (4,076)     (749)     (681)   (1,569)   (1,993)
       ------     ------     ------     ------      ----      ----    ------    ------
       (1,070)    (1,227)    (3,078)    (3,851)     (704)     (617)   (1,486)   (1,902)
       ======     ======     ======     ======      ====      ====    ======    ======




            3         --          4         --        --         2        --        --
          (13)       (14)       (23)       (67)       (5)      (20)       (5)      (19)
       ------     ------     ------     ------      ----      ----    ------    ------
          (10)       (14)       (19)       (67)       (5)      (18)       (5)      (19)
       ======     ======     ======     ======      ====      ====    ======    ======




           28         46         96        138        10        24        10        31
         (525)      (471)    (1,814)    (1,192)     (309)     (216)     (307)     (317)
       ------     ------     ------     ------      ----      ----    ------    ------
         (497)      (425)    (1,718)    (1,054)     (299)     (192)     (297)     (286)
       ======     ======     ======     ======      ====      ====    ======    ======




           16         23         30         28         5        12         3         7
          (82)      (129)      (177)      (207)      (64)      (99)      (70)      (54)
       ------     ------     ------     ------      ----      ----    ------    ------
          (66)      (106)      (147)      (179)      (59)      (87)      (67)      (47)
       ======     ======     ======     ======      ====      ====    ======    ======




           --         --          1          1         1        --        --        --
           (2)        (6)        (1)       (14)       (1)       (2)       --       (21)
       ------     ------     ------     ------      ----      ----    ------    ------
           (2)        (6)        --        (13)       --        (2)       --       (21)
       ======     ======     ======     ======      ====      ====    ======    ======




           --         --         --         --        --        --        --        --
           --         --         --         --        --        --        --        --
       ------     ------     ------     ------      ----      ----    ------    ------
           --         --         --         --        --        --        --        --
       ======     ======     ======     ======      ====      ====    ======    ======


--------------------------------------------------------------------------------








                                                                ALGER
                                       MAINSTAY VP         AMERICAN SMALL
                                         VALUE--          CAPITALIZATION--
                                      INITIAL CLASS        CLASS O SHARES
                                   ------------------    ------------------
                                     2007       2006       2007       2006
                                   ----------------------------------------

SERIES I POLICIES
Units Issued....................        89        111         64       116
Units Redeemed..................    (1,458)    (1,438)    (1,231)     (881)
                                    ------     ------     ------      ----
  Net Increase (Decrease).......    (1,369)    (1,327)    (1,167)     (765)
                                    ======     ======     ======      ====



SERIES II POLICIES
Units Issued....................        32         --          1         5
Units Redeemed..................       (16)       (26)        (9)      (16)
                                    ------     ------     ------      ----
  Net Increase (Decrease).......        16        (26)        (8)      (11)
                                    ======     ======     ======      ====



SERIES III POLICIES
Units Issued....................        30         46         29       103
Units Redeemed..................      (446)      (343)      (328)     (129)
                                    ------     ------     ------      ----
  Net Increase (Decrease).......      (416)      (297)      (299)      (26)
                                    ======     ======     ======      ====



SERIES IV POLICIES
Units Issued....................        13         19          3         7
Units Redeemed..................      (115)       (98)       (26)       (9)
                                    ------     ------     ------      ----
  Net Increase (Decrease).......      (102)       (79)       (23)       (2)
                                    ======     ======     ======      ====



SERIES V POLICIES
Units Issued....................         1         --         --        --
Units Redeemed..................        (1)        (6)        (1)       (3)
                                    ------     ------     ------      ----
  Net Increase (Decrease).......        --         (6)        (1)       (3)
                                    ======     ======     ======      ====



SERIES VI POLICIES
Units Issued....................        --         --         --        --
Units Redeemed..................        --         --         --        --
                                    ------     ------     ------      ----
  Net Increase (Decrease).......        --         --         --        --
                                    ======     ======     ======      ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                            FIDELITY(R)
          CVS CALVERT           DREYFUS IP            FIDELITY(R)               VIP
            SOCIAL              TECHNOLOGY                VIP                 EQUITY-
           BALANCED              GROWTH--           CONTRAFUND(R)--          INCOME--
           PORTFOLIO          INITIAL SHARES         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


          57         63         22         29         137        241        103        118
        (268)      (331)      (241)      (168)     (2,445)    (2,227)    (1,613)    (1,428)
        ----       ----       ----       ----      ------     ------     ------     ------
        (211)      (268)      (219)      (139)     (2,308)    (1,986)    (1,510)    (1,310)
        ====       ====       ====       ====      ======     ======     ======     ======




           6          9         --         13          40         28          7         23
          (4)        (4)        (3)        (1)        (35)       (24)        (9)       (12)
        ----       ----       ----       ----      ------     ------     ------     ------
           2          5         (3)        12           5          4         (2)        11
        ====       ====       ====       ====      ======     ======     ======     ======




          27         45         19         12         108        151         51        149
        (120)      (189)       (68)      (137)       (464)      (336)      (349)      (237)
        ----       ----       ----       ----      ------     ------     ------     ------
         (93)      (144)       (49)      (125)       (356)      (185)      (298)       (88)
        ====       ====       ====       ====      ======     ======     ======     ======




          27         51         --          3          67         82         15         30
         (46)       (21)       (22)       (33)        (75)       (72)       (87)       (40)
        ----       ----       ----       ----      ------     ------     ------     ------
         (19)        30        (22)       (30)         (8)        10        (72)       (10)
        ====       ====       ====       ====      ======     ======     ======     ======




           3          3          1          1           1          7          5          6
          (7)        (5)        --         (1)        (11)       (16)       (16)       (31)
        ----       ----       ----       ----      ------     ------     ------     ------
          (4)        (2)         1         --         (10)        (9)       (11)       (25)
        ====       ====       ====       ====      ======     ======     ======     ======




          19         44         --         --          --         --         --         --
         (31)        (9)        --         --          --         --         --         --
        ----       ----       ----       ----      ------     ------     ------     ------
         (12)        35         --         --          --         --         --         --
        ====       ====       ====       ====      ======     ======     ======     ======


--------------------------------------------------------------------------------






                                                                   JANUS ASPEN
                                             JANUS ASPEN             SERIES
                                               SERIES               WORLDWIDE
                                             BALANCED--             GROWTH--
                                            INSTITUTIONAL         INSTITUTIONAL
                                               SHARES                SHARES
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................       172        211        125        163
Units Redeemed........................    (3,629)    (4,393)    (2,060)    (2,699)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............    (3,457)    (4,182)    (1,935)    (2,536)
                                          ======     ======     ======     ======



SERIES II POLICIES
Units Issued..........................        11          6         --          1
Units Redeemed........................       (14)       (61)       (42)       (36)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        (3)       (55)       (42)       (35)
                                          ======     ======     ======     ======



SERIES III POLICIES
Units Issued..........................        68         59         26         24
Units Redeemed........................      (773)      (855)      (190)      (284)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (705)      (796)      (164)      (260)
                                          ======     ======     ======     ======



SERIES IV POLICIES
Units Issued..........................        31         23          5         11
Units Redeemed........................      (222)      (191)       (54)       (64)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (191)      (168)       (49)       (53)
                                          ======     ======     ======     ======



SERIES V POLICIES
Units Issued..........................         5          3          2         --
Units Redeemed........................       (14)       (27)        (1)        (5)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        (9)       (24)         1         (5)
                                          ======     ======     ======     ======



SERIES VI POLICIES
Units Issued..........................        --         --         --         --
Units Redeemed........................        --         --         --         --
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        --         --         --         --
                                          ======     ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                             NEUBERGER
            MFS(R)                                                            BERMAN
           INVESTORS              MFS(R)                MFS(R)              AMT MID CAP
             TRUST               RESEARCH              UTILITIES              GROWTH
           SERIES--              SERIES--              SERIES--             PORTFOLIO--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS            CLASS I
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


          22         16         18         27        21          9         --         19
        (412)      (412)      (662)      (714)      (27)       (99)       (46)       (57)
        ----       ----       ----       ----       ---        ---        ---        ---
        (390)      (396)      (644)      (687)       (6)       (90)       (46)       (38)
        ====       ====       ====       ====       ===        ===        ===        ===




           3         --         --          1         2          2          1         --
         (10)        (4)        (9)        (4)       (2)        --         (1)        (1)
        ----       ----       ----       ----       ---        ---        ---        ---
          (7)        (4)        (9)        (3)       --          2         --         (1)
        ====       ====       ====       ====       ===        ===        ===        ===




          12          6          9         12        14         55          1          4
         (68)      (125)      (109)       (96)      (26)       (47)       (26)       (24)
        ----       ----       ----       ----       ---        ---        ---        ---
         (56)      (119)      (100)       (84)      (12)         8        (25)       (20)
        ====       ====       ====       ====       ===        ===        ===        ===




           3          3          1          3        --          1         --          2
         (14)       (12)        (8)       (15)       (2)        (1)        (6)        (5)
        ----       ----       ----       ----       ---        ---        ---        ---
         (11)        (9)        (7)       (12)       (2)        --         (6)        (3)
        ====       ====       ====       ====       ===        ===        ===        ===




          --         --         --         --        --         --         --         --
          --         (2)        --         (2)       --         (1)        (1)        (4)
        ----       ----       ----       ----       ---        ---        ---        ---
          --         (2)        --         (2)       --         (1)        (1)        (4)
        ====       ====       ====       ====       ===        ===        ===        ===




          --         --         --         --        --         --         --         --
          --         --         --         --        --         --         --         --
        ----       ----       ----       ----       ---        ---        ---        ---
          --         --         --         --        --         --         --         --
        ====       ====       ====       ====       ===        ===        ===        ===


--------------------------------------------------------------------------------







                                                ROYCE                 ROYCE
                                              MICRO-CAP             SMALL-CAP
                                             PORTFOLIO--           PORTFOLIO--
                                             INVESTMENT            INVESTMENT
                                                CLASS                 CLASS
                                         ------------------    ------------------
                                           2007       2006       2007       2006
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................      451       976         277       580
Units Redeemed........................     (149)      (84)       (106)      (60)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............      302       892         171       520
                                           ====       ===        ====       ===



SERIES II POLICIES
Units Issued..........................       69        43          71        31
Units Redeemed........................      (25)       (3)         (8)      (97)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............       44        40          63       (66)
                                           ====       ===        ====       ===



SERIES III POLICIES
Units Issued..........................      175       607         209       361
Units Redeemed........................      (72)      (21)        (38)      (19)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............      103       586         171       342
                                           ====       ===        ====       ===



SERIES IV POLICIES
Units Issued..........................      526       648         332       429
Units Redeemed........................      (36)      (17)        (27)      (19)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............      490       631         305       410
                                           ====       ===        ====       ===



SERIES V POLICIES
Units Issued..........................       52        27          18        21
Units Redeemed........................       (6)       (1)         (4)       (1)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............       46        26          14        20
                                           ====       ===        ====       ===



SERIES VI POLICIES
Units Issued..........................      239       447         212       274
Units Redeemed........................      (84)      (16)        (35)      (17)
                                           ----       ---        ----       ---
  Net Increase (Decrease).............      155       431         177       257
                                           ====       ===        ====       ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                      VAN KAMPEN
         T. ROWE PRICE                               UIF EMERGING
            EQUITY                VAN ECK               MARKETS
            INCOME               WORLDWIDE             EQUITY--
           PORTFOLIO            HARD ASSETS             CLASS I
      ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006
      --------------------------------------------------------------


          109        161       618        882         50        463
       (1,738)    (1,736)     (390)      (426)      (547)      (434)
       ------     ------      ----       ----       ----       ----
       (1,629)    (1,575)      228        456       (497)        29
       ======     ======      ====       ====       ====       ====




           26         18       126         68          9          7
          (23)       (11)      (32)        (9)       (41)        (3)
       ------     ------      ----       ----       ----       ----
            3          7        94         59        (32)         4
       ======     ======      ====       ====       ====       ====




           60         76       349        642         37        217
         (587)      (362)     (468)      (209)       (99)       (87)
       ------     ------      ----       ----       ----       ----
         (527)      (286)     (119)       433        (62)       130
       ======     ======      ====       ====       ====       ====




           25         20       554        702          5         34
         (108)       (80)     (101)       (73)       (11)       (14)
       ------     ------      ----       ----       ----       ----
          (83)       (60)      453        629         (6)        20
       ======     ======      ====       ====       ====       ====




            1          5        31         39          3          2
          (18)       (24)      (13)        (2)        (2)        (2)
       ------     ------      ----       ----       ----       ----
          (17)       (19)       18         37          1         --
       ======     ======      ====       ====       ====       ====




           --         --       448        503         --         --
           --         --       (87)       (50)        --         --
       ------     ------      ----       ----       ----       ----
           --         --       361        453         --         --
       ======     ======      ====       ====       ====       ====


--------------------------------------------------------------------------------




                                                                          MAINSTAY VP
                              MAINSTAY VP           MAINSTAY VP             CAPITAL
                              BALANCED--              BOND--            APPRECIATION--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      612      1,382        330        272        103        150
Units Redeemed.........     (969)      (386)       (74)       (85)       (74)       (79)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........     (357)       996        256        187         29         71
                            ====      =====       ====       ====       ====       ====


SERIES II POLICIES
Units Issued...........      120        189        319         61         36         16
Units Redeemed.........      (58)       (53)       (29)       (13)        (6)        (5)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........       62        136        290         48         30         11
                            ====      =====       ====       ====       ====       ====


SERIES III POLICIES
Units Issued...........      416        923        297        301         39         88
Units Redeemed.........     (157)      (110)      (149)      (348)      (216)      (203)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      259        813        148        (47)      (177)      (115)
                            ====      =====       ====       ====       ====       ====


SERIES IV POLICIES
Units Issued...........      647        972        534        442         50        116
Units Redeemed.........     (124)      (111)      (157)      (229)      (138)      (131)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      523        861        377        213        (88)       (15)
                            ====      =====       ====       ====       ====       ====


SERIES V POLICIES
Units Issued...........       33         70         91         38          6          1
Units Redeemed.........      (18)       (33)       (28)       (20)       (13)        (2)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........       15         37         63         18         (7)        (1)
                            ====      =====       ====       ====       ====       ====


SERIES VI POLICIES
Units Issued...........      413        852        534        183         60        108
Units Redeemed.........     (295)      (152)      (153)      (101)      (217)      (166)
                            ----      -----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      118        700        381         82       (157)       (58)
                            ====      =====       ====       ====       ====       ====




Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




          MAINSTAY VP           MAINSTAY VP                                 MAINSTAY VP
            COMMON             CONSERVATIVE           MAINSTAY VP           DEVELOPING
            STOCK--            ALLOCATION--          CONVERTIBLE--           GROWTH--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007     2006(A)      2007       2006       2007       2006
      ------------------------------------------------------------------------------------


        132         147      1,753      1,712        210        244       107         98
        (49)        (24)      (355)      (100)       (66)      (101)      (19)       (17)
        ---        ----      -----      -----       ----       ----       ---        ---
         83         123      1,398      1,612        144        143        88         81
        ===        ====      =====      =====       ====       ====       ===        ===



         52          32        786        214        185         95        65         10
         (2)         (3)       (86)       (35)       (16)       (16)       (3)        (2)
        ---        ----      -----      -----       ----       ----       ---        ---
         50          29        700        179        169         79        62          8
        ===        ====      =====      =====       ====       ====       ===        ===



        105         152      1,501        938        246        294        91         91
        (94)       (112)      (135)       (19)      (148)      (247)      (23)       (69)
        ---        ----      -----      -----       ----       ----       ---        ---
         11          40      1,366        919         98         47        68         22
        ===        ====      =====      =====       ====       ====       ===        ===



        271         185      1,270        688        330        398       108         86
        (74)        (87)       (45)        (7)      (171)      (169)      (24)       (49)
        ---        ----      -----      -----       ----       ----       ---        ---
        197          98      1,225        681        159        229        84         37
        ===        ====      =====      =====       ====       ====       ===        ===



         13           9        174        109         43         29        17          3
         (6)         (3)       (19)       (18)       (19)       (22)       (3)        (2)
        ---        ----      -----      -----       ----       ----       ---        ---
          7           6        155         91         24          7        14          1
        ===        ====      =====      =====       ====       ====       ===        ===



        137         167      1,374        842        288        280       161         68
        (53)        (31)       (97)        (5)       (95)      (153)      (18)       (12)
        ---        ----      -----      -----       ----       ----       ---        ---
         84         136      1,277        837        193        127       143         56
        ===        ====      =====      =====       ====       ====       ===        ===


--------------------------------------------------------------------------------








                                                                          MAINSTAY VP
                              MAINSTAY VP           MAINSTAY VP             GROWTH
                            FLOATING RATE--        GOVERNMENT--          ALLOCATION--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007     2006(A)
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........     1,555     3,048        245        209      1,371      1,570
Units Redeemed.........    (3,107)     (359)       (60)       (85)      (264)       (46)
                           ------     -----       ----       ----      -----      -----
  Net Increase
     (Decrease)........    (1,552)    2,689        185        124      1,107      1,524
                           ======     =====       ====       ====      =====      =====


SERIES II POLICIES
Units Issued...........     1,035       735        147         26        108         53
Units Redeemed.........      (449)     (311)       (12)       (14)       (23)        --
                           ------     -----       ----       ----      -----      -----
  Net Increase
     (Decrease)........       586       424        135         12         85         53
                           ======     =====       ====       ====      =====      =====


SERIES III POLICIES
Units Issued...........     1,415     2,766        180        206        774        656
Units Redeemed.........      (487)     (115)      (148)      (160)       (51)       (10)
                           ------     -----       ----       ----      -----      -----
  Net Increase
     (Decrease)........       928     2,651         32         46        723        646
                           ======     =====       ====       ====      =====      =====


SERIES IV POLICIES
Units Issued...........     1,899     2,444        287        308        637      1,008
Units Redeemed.........      (344)     (143)      (113)      (159)       (30)        (9)
                           ------     -----       ----       ----      -----      -----
  Net Increase
     (Decrease)........     1,555     2,301        174        149        607        999
                           ======     =====       ====       ====      =====      =====


SERIES V POLICIES
Units Issued...........       188       244        120         48         37         64
Units Redeemed.........      (194)      (90)       (22)       (13)       (15)        --
                           ------     -----       ----       ----      -----      -----
  Net Increase
     (Decrease)........        (6)      154         98         35         22         64
                           ======     =====       ====       ====      =====      =====


SERIES VI POLICIES
Units Issued...........     1,133     1,383        386        178        783        522
Units Redeemed.........      (411)     (117)       (58)       (48)       (42)       (11)
                           ------     -----       ----       ----      -----      -----
  Net Increase
     (Decrease)........       722     1,266        328        130        741        511
                           ======     =====       ====       ====      =====      =====




Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP                                 MAINSTAY VP
          HIGH YIELD            ICAP SELECT           MAINSTAY VP          INTERNATIONAL
       CORPORATE BOND--          EQUITY--          INCOME & GROWTH--         EQUITY--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


        1,064      1,083       792        99          59       103         536       512
         (331)      (349)      (39)      (18)       (431)      (33)        (69)      (42)
       ------     ------     -----       ---        ----       ---        ----       ---
          733        734       753        81        (372)       70         467       470
       ======     ======     =====       ===        ====       ===        ====       ===



          850        405       328        27          23        25         290       129
         (196)       (95)      (15)       (3)        (74)       (4)        (90)      (13)
       ------     ------     -----       ---        ----       ---        ----       ---
          654        310       313        24         (51)       21         200       116
       ======     ======     =====       ===        ====       ===        ====       ===



        1,235      1,320     1,097       126          45        77         512       606
       (1,156)      (979)     (101)      (46)       (686)      (58)       (232)      (81)
       ------     ------     -----       ---        ----       ---        ----       ---
           79        341       996        80        (641)       19         280       525
       ======     ======     =====       ===        ====       ===        ====       ===



        1,701      1,726     1,257       199          66        97         779       988
         (711)    (1,080)      (63)      (30)       (700)      (53)       (200)      (93)
       ------     ------     -----       ---        ----       ---        ----       ---
          990        646     1,194       169        (634)       44         579       895
       ======     ======     =====       ===        ====       ===        ====       ===



          136        133        98        19           3        16          81        59
         (238)      (126)      (25)       (8)        (60)       (3)        (25)       (6)
       ------     ------     -----       ---        ----       ---        ----       ---
         (102)         7        73        11         (57)       13          56        53
       ======     ======     =====       ===        ====       ===        ====       ===



        1,388      1,524     1,096       179          51       101         674       923
         (645)      (775)      (97)      (18)       (610)      (88)       (402)      (56)
       ------     ------     -----       ---        ----       ---        ----       ---
          743        749       999       161        (559)       13         272       867
       ======     ======     =====       ===        ====       ===        ====       ===


--------------------------------------------------------------------------------









                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                          LARGE CAP GROWTH--      MID CAP CORE--       MID CAP GROWTH--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........     190        170         251        285        223        348
Units Redeemed.........     (23)       (29)        (61)       (39)       (97)      (118)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........     167        141         190        246        126        230
                            ===        ===        ====       ====       ====       ====


SERIES II POLICIES
Units Issued...........      58         20         126         57         76         51
Units Redeemed.........      (6)        (1)        (14)       (11)       (18)       (27)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........      52         19         112         46         58         24
                            ===        ===        ====       ====       ====       ====


SERIES III POLICIES
Units Issued...........     228        187         192        245        134        234
Units Redeemed.........     (53)       (43)       (157)       (98)      (204)      (248)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........     175        144          35        147        (70)       (14)
                            ===        ===        ====       ====       ====       ====


SERIES IV POLICIES
Units Issued...........     298        366         330        391        204        434
Units Redeemed.........     (41)       (29)        (83)       (84)      (231)      (168)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........     257        337         247        307        (27)       266
                            ===        ===        ====       ====       ====       ====


SERIES V POLICIES
Units Issued...........      28         15          28         27         13         13
Units Redeemed.........      (7)        (3)        (27)        (7)       (21)       (13)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........      21         12           1         20         (8)        --
                            ===        ===        ====       ====       ====       ====


SERIES VI POLICIES
Units Issued...........     366        219         255        299        272        394
Units Redeemed.........     (39)       (18)       (166)      (106)       (93)      (348)
                            ---        ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........     327        201          89        193        179         46
                            ===        ===        ====       ====       ====       ====




Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Investments) through December 31, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                      MAINSTAY VP
                                MAINSTAY VP            MODERATE
          MAINSTAY VP            MODERATE               GROWTH              MAINSTAY VP           MAINSTAY VP
        MID CAP VALUE--        ALLOCATION--          ALLOCATION--         S&P 500 INDEX--     SMALL CAP GROWTH--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2007       2006       2007     2006(A)      2007     2006(A)      2007       2006       2007       2006
      ----------------------------------------------------------------------------------------------------------


         310        388      2,528      2,885      2,881      3,285        565        719        144        215
        (104)      (104)      (604)      (105)      (455)       (91)      (258)      (240)       (84)       (88)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         206        284      1,924      2,780      2,426      3,194        307        479         60        127
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



         129         78        560        225        285        378        163         76         28         16
         (24)       (19)       (27)       (10)       (45)       (25)       (14)       (11)        (3)        (3)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         105         59        533        215        240        353        149         65         25         13
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



         209        360      1,640      2,045      1,578      2,321        330        468         55        168
        (392)      (330)      (108)       (20)      (133)       (31)      (820)      (617)      (218)      (202)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
        (183)        30      1,532      2,025      1,445      2,290       (490)      (149)      (163)       (34)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



         430        630      2,036      1,987      1,691      2,013        493        731         80        219
        (215)      (297)      (108)       (25)      (100)       (32)      (437)      (300)      (137)      (164)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         215        333      1,928      1,962      1,591      1,981         56        431        (57)        55
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



          23         28        207        175        106        170         62         44          8          8
         (35)       (20)       (19)        (4)        (6)        (3)       (35)       (80)       (20)       (22)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         (12)         8        188        171        100        167         27        (36)       (12)       (14)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



         254        423      1,356      1,564      1,813      1,422        415        556         94        158
        (268)      (350)      (140)       (38)       (61)       (11)      (341)      (222)      (101)      (254)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         (14)        73      1,216      1,526      1,752      1,411         74        334         (7)       (96)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====


--------------------------------------------------------------------------------








                                                                        ALGER AMERICAN
                              MAINSTAY VP           MAINSTAY VP              SMALL
                            TOTAL RETURN--            VALUE--          CAPITALIZATION--
                             SERVICE CLASS         SERVICE CLASS        CLASS S SHARES
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      100        123        231        282         87       218
Units Redeemed.........      (74)       (68)       (78)       (49)       (59)      (18)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........       26         55        153        233         28       200
                            ====       ====       ====       ====       ====       ===


SERIES II POLICIES
Units Issued...........       25         14        118         56         28        24
Units Redeemed.........       (5)        (1)       (12)        (4)        (5)       (6)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........       20         13        106         52         23        18
                            ====       ====       ====       ====       ====       ===


SERIES III POLICIES
Units Issued...........       61        109        169        290         55       215
Units Redeemed.........     (214)      (131)      (243)      (128)       (93)      (41)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........     (153)       (22)       (74)       162        (38)      174
                            ====       ====       ====       ====       ====       ===


SERIES IV POLICIES
Units Issued...........       56        121        275        422         99       355
Units Redeemed.........      (91)       (85)      (166)       (78)      (125)      (37)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........      (35)        36        109        344        (26)      318
                            ====       ====       ====       ====       ====       ===


SERIES V POLICIES
Units Issued...........        4          8         28         12          4         6
Units Redeemed.........       (7)        (7)       (12)        (3)       (12)       (1)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........       (3)         1         16          9         (8)        5
                            ====       ====       ====       ====       ====       ===


SERIES VI POLICIES
Units Issued...........       51        136        256        418         90       261
Units Redeemed.........      (88)      (127)      (241)       (54)       (99)      (22)
                            ----       ----       ----       ----       ----       ---
  Net Increase
     (Decrease)........      (37)         9         15        364         (9)      239
                            ====       ====       ====       ====       ====       ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








      COLUMBIA SMALL CAP        DREYFUS IP
          VALUE FUND,           TECHNOLOGY          FIDELITY(R) VIP       FIDELITY(R) VIP
       VARIABLE SERIES--         GROWTH--           CONTRAFUND(R)--       EQUITY-INCOME--
            CLASS B           SERVICE SHARES        SERVICE CLASS 2       SERVICE CLASS 2
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


         165       655         92        113         729        998        455        541
        (166)      (84)       (43)       (33)       (151)       (93)       (93)       (79)
        ----       ---        ---        ---       -----      -----       ----       ----
          (1)      571         49         80         578        905        362        462
        ====       ===        ===        ===       =====      =====       ====       ====



          88        61         45          5         324        179        254        157
          (8)       (3)        (4)        (2)        (62)       (19)       (44)        (7)
        ----       ---        ---        ---       -----      -----       ----       ----
          80        58         41          3         262        160        210        150
        ====       ===        ===        ===       =====      =====       ====       ====



          92       489         31         58         619        856        424        374
        (210)      (24)       (51)       (76)       (461)      (149)      (133)      (133)
        ----       ---        ---        ---       -----      -----       ----       ----
        (118)      465        (20)       (18)        158        707        291        241
        ====       ===        ===        ===       =====      =====       ====       ====



         233       411         91        131       1,172      1,701        601        693
         (40)      (26)       (85)       (34)       (281)      (176)      (176)      (117)
        ----       ---        ---        ---       -----      -----       ----       ----
         193       385          6         97         891      1,525        425        576
        ====       ===        ===        ===       =====      =====       ====       ====



          16        35          6          2         116         91         90         97
          (9)       (1)       (10)        (1)        (52)       (13)      (122)       (27)
        ----       ---        ---        ---       -----      -----       ----       ----
           7        34         (4)         1          64         78        (32)        70
        ====       ===        ===        ===       =====      =====       ====       ====



         146       484         51         67         761      1,095        535        560
        (231)      (16)       (22)       (37)       (319)      (102)      (276)       (84)
        ----       ---        ---        ---       -----      -----       ----       ----
         (85)      468         29         30         442        993        259        476
        ====       ===        ===        ===       =====      =====       ====       ====


--------------------------------------------------------------------------------









                              FIDELITY(R)           JANUS ASPEN       JANUS ASPEN SERIES
                             VIP MID CAP--       SERIES BALANCED--    WORLDWIDE GROWTH--
                            SERVICE CLASS 2       SERVICE SHARES        SERVICE SHARES
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      338        664        253        270       113         110
Units Redeemed.........     (578)      (411)      (108)       (71)      (44)        (50)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........     (240)       253        145        199        69          60
                            ====       ====       ====       ====       ===        ====


SERIES II POLICIES
Units Issued...........      112         67        114         40        53           5
Units Redeemed.........      (25)        (5)        (5)       (11)       (1)         (1)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........       87         62        109         29        52           4
                            ====       ====       ====       ====       ===        ====


SERIES III POLICIES
Units Issued...........      220        327        213        311        66          59
Units Redeemed.........     (340)      (125)      (182)      (212)      (29)       (106)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........     (120)       202         31         99        37         (47)
                            ====       ====       ====       ====       ===        ====


SERIES IV POLICIES
Units Issued...........      448        627        423        350       101         114
Units Redeemed.........     (167)      (104)      (180)      (252)      (58)        (63)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........      281        523        243         98        43          51
                            ====       ====       ====       ====       ===        ====


SERIES V POLICIES
Units Issued...........       26         29         77         69         5           6
Units Redeemed.........      (50)       (15)       (33)       (27)      (14)         (1)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........      (24)        14         44         42        (9)          5
                            ====       ====       ====       ====       ===        ====


SERIES VI POLICIES
Units Issued...........      283        485        173        254       102          82
Units Redeemed.........     (206)      (144)      (103)       (90)      (24)        (46)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........       77        341         70        164        78          36
                            ====       ====       ====       ====       ===        ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                         NEUBERGER BERMAN
                                                                            AMT MID-CAP
       MFS(R) INVESTORS           MFS(R)                MFS(R)                GROWTH
        TRUST SERIES--       RESEARCH SERIES--    UTILITIES SERIES--        PORTFOLIO--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS            CLASS S
      ------------------    ------------------    ------------------    ------------------
        2007       2006       2007       2006       2007       2006       2007       2006
      ------------------------------------------------------------------------------------


         13         13         21         29       1,700      1,688       210        150
         (9)        (5)        (8)       (11)       (602)      (541)      (45)       (37)
        ---        ---        ---        ---       -----      -----       ---        ---
          4          8         13         18       1,098      1,147       165        113
        ===        ===        ===        ===       =====      =====       ===        ===



          2          6          9          1         454        189        42          4
         (1)        --         --         (2)        (80)       (45)       (1)        (1)
        ---        ---        ---        ---       -----      -----       ---        ---
          1          6          9         (1)        374        144        41          3
        ===        ===        ===        ===       =====      =====       ===        ===



         27         23         28         18       1,236      1,055       185         75
         (7)       (11)       (10)       (13)       (217)      (157)      (20)       (12)
        ---        ---        ---        ---       -----      -----       ---        ---
         20         12         18          5       1,019        898       165         63
        ===        ===        ===        ===       =====      =====       ===        ===



         24         16         25         31       1,275      1,002       147        116
         (4)        (8)       (23)       (15)       (168)      (127)      (17)       (12)
        ---        ---        ---        ---       -----      -----       ---        ---
         20          8          2         16       1,107        875       130        104
        ===        ===        ===        ===       =====      =====       ===        ===



          1          2          2          5         137        105         9          4
         (1)        (1)        --         (1)        (34)        (8)       (1)        (8)
        ---        ---        ---        ---       -----      -----       ---        ---
         --          1          2          4         103         97         8         (4)
        ===        ===        ===        ===       =====      =====       ===        ===



          9         25         16         16       1,341        946       182         73
        (11)        (7)        (9)       (12)       (216)      (258)      (15)        (6)
        ---        ---        ---        ---       -----      -----       ---        ---
         (2)        18          7          4       1,125        688       167         67
        ===        ===        ===        ===       =====      =====       ===        ===


--------------------------------------------------------------------------------








                                                  VAN KAMPEN UIF          VICTORY VIF
                             T. ROWE PRICE           EMERGING             DIVERSIFIED
                             EQUITY INCOME       MARKETS EQUITY--           STOCK--
                             PORTFOLIO--II           CLASS II           CLASS A SHARES
                          ------------------    ------------------    ------------------
                            2007       2006       2007       2006       2007       2006
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      432        520        199       243          68       166
Units Redeemed.........     (114)       (74)       (34)      (21)       (101)      (71)
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........      318        446        165       222         (33)       95
                            ====       ====       ====       ===        ====       ===


SERIES II POLICIES
Units Issued...........      260        138        105        34          27        21
Units Redeemed.........      (75)       (39)       (10)       (1)         (4)       --
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........      185         99         95        33          23        21
                            ====       ====       ====       ===        ====       ===


SERIES III POLICIES
Units Issued...........      347        444        197       301          51        65
Units Redeemed.........     (476)      (183)       (67)      (36)        (15)      (10)
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........     (129)       261        130       265          36        55
                            ====       ====       ====       ===        ====       ===


SERIES IV POLICIES
Units Issued...........      864        995        273       377          70       149
Units Redeemed.........     (270)      (197)       (52)      (35)        (18)      (12)
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........      594        798        221       342          52       137
                            ====       ====       ====       ===        ====       ===


SERIES V POLICIES
Units Issued...........      132        114         24        16           6        26
Units Redeemed.........     (104)       (27)       (13)       (2)         (9)       (1)
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........       28         87         11        14          (3)       25
                            ====       ====       ====       ===        ====       ===


SERIES VI POLICIES
Units Issued...........      651        691        219       397          31        78
Units Redeemed.........     (256)      (102)      (135)      (23)        (49)      (60)
                            ----       ----       ----       ---        ----       ---
  Net Increase
     (Decrease)........      395        589         84       374         (18)       18
                            ====       ====       ====       ===        ====       ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2007, 2006, 2005, 2004, and 2003:






                                                        MAINSTAY VP
                                                    BOND--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $103,808  $116,353  $143,751  $165,678  $196,827
Units Outstanding..................     5,935     6,999     8,911    10,346    12,616
Variable Accumulation Unit Value...  $  17.47  $  16.64  $  16.14  $  16.01  $  15.60
Total Return.......................      5.0%      3.1%      0.8%      2.6%      3.1%
Investment Income Ratio............      3.5%      1.1%      3.0%      3.3%      3.7%

SERIES II POLICIES (b)
Net Assets.........................  $    936  $    959  $  1,139  $  1,250  $  1,536
Units Outstanding..................        66        71        87        96       121
Variable Accumulation Unit Value...  $  14.12  $  13.46  $  13.08  $  13.00  $  12.68
Total Return.......................      4.9%      2.9%      0.6%      2.5%      2.9%
Investment Income Ratio............      3.4%      1.1%      3.1%      3.2%      3.3%

SERIES III POLICIES (c)
Net Assets.........................  $ 39,600  $ 40,200  $ 46,639  $ 53,616  $ 64,492
Units Outstanding..................     2,869     3,053     3,643     4,212     5,189
Variable Accumulation Unit Value...  $  13.81  $  13.17  $  12.80  $  12.73  $  12.43
Total Return.......................      4.8%      2.9%      0.6%      2.4%      2.9%
Investment Income Ratio............      3.7%      1.1%      3.0%      3.3%      4.2%

SERIES IV POLICIES (d)
Net Assets.........................  $ 12,065  $ 11,976  $ 13,277  $ 14,522  $ 17,219
Units Outstanding..................       971     1,014     1,158     1,276     1,552
Variable Accumulation Unit Value...  $  12.40  $  11.82  $  11.47  $  11.39  $  11.10
Total Return.......................      5.0%      3.0%      0.7%      2.6%      3.0%
Investment Income Ratio............      3.6%      1.1%      3.1%      3.4%      4.8%

SERIES V POLICIES (e)
Net Assets.........................  $    208  $    240  $    271  $    274  $    356
Units Outstanding..................        17        21        25        25        33
Variable Accumulation Unit Value...  $  11.88  $  11.36  $  11.07  $  11.03  $  10.80
Total Return.......................      4.6%      2.6%      0.3%      2.2%      2.6%
Investment Income Ratio............      3.4%      1.1%      3.2%      3.2%      4.5%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MainStay VP                                       MainStay VP
             Capital Appreciation--Initial Class                         Cash Management
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $198,461  $226,445  $282,124  $338,179  $377,779  $121,912   $94,109  $104,359  $125,022  $163,925
         9,739    12,330    15,825    20,255    23,240    90,100    71,765    82,631   100,042   130,435
      $  20.37  $  18.38  $  17.85  $  16.70  $  16.26  $   1.35   $  1.31  $   1.27  $   1.25  $   1.26
         10.8%      3.0%      6.9%      2.7%     25.2%      3.4%      3.1%      1.5%     (0.6%)    (0.7%)
          0.1%      0.3%        --      0.2%      0.2%      4.7%      4.5%      2.9%      0.8%      0.7%


      $    256  $    344  $    652  $    862  $    976  $ 13,015   $ 5,265  $  3,519  $  3,728  $  3,796
            34        50        98       138       160    11,758     4,894     3,332     3,618     3,657
      $   7.61  $   6.87  $   6.68  $   6.26  $   6.11  $   1.11   $  1.08  $   1.04  $   1.03  $   1.04
         10.7%      2.8%      6.8%      2.6%     25.0%      3.2%      3.0%      1.4%     (0.7%)    (0.9%)
          0.1%      0.3%        --      0.2%      0.2%      4.7%      4.5%      2.8%      0.8%      0.7%


      $ 16,543  $ 17,425  $ 20,832  $ 23,810  $ 25,919  $ 79,545   $44,139  $ 41,117  $ 40,778  $ 50,236
         2,389     2,784     3,416     4,168     4,651    71,971    41,247    38,715    39,941    48,830
      $   6.93  $   6.26  $   6.09  $   5.71  $   5.57  $   1.10   $  1.06  $   1.03  $   1.02  $   1.03
         10.6%      2.8%      6.7%      2.5%     25.0%      3.2%      2.9%      1.3%     (0.8%)    (0.9%)
          0.1%      0.3%        --      0.2%      0.3%      4.7%      4.5%      2.9%      0.8%      0.7%


      $  6,849  $  7,542  $  8,595  $  8,988  $  8,812  $ 42,684   $26,243  $ 19,248  $ 17,481  $ 16,441
           586       715       839       937       943    39,964    25,518    18,974    17,751    16,593
      $  11.69  $  10.55  $  10.25  $   9.59  $   9.34  $   1.06   $  1.03  $   1.00  $   0.98  $   0.99
         10.8%      2.9%      6.9%      2.7%     25.2%      3.3%      3.1%      1.5%     (0.6%)    (0.8%)
          0.1%      0.3%        --      0.2%      0.3%      4.7%      4.5%      2.9%      0.9%      0.6%


      $      8  $      7  $     30  $     58  $     60  $  4,304   $ 3,113  $  2,154  $  2,339  $  2,061
             1         1         2         5         5     4,102     3,075     2,184     2,397     2,091
      $  14.12  $  12.80  $  12.49  $  11.73  $  11.47  $   1.04   $  1.01  $   0.99  $   0.98  $   0.99
         10.3%      2.5%      6.4%      2.2%     24.7%      2.9%      2.7%      1.1%     (1.0%)    (1.2%)
          0.1%      0.3%        --      0.3%      0.3%      4.7%      4.5%      2.9%      0.8%      0.6%


      $     --  $     --  $     --  $     --  $     --  $ 20,615   $11,521  $  7,743  $  9,581  $  2,868
            --        --        --        --        --    19,513    11,138     7,833     9,734     2,887
      $     --  $     --  $     --  $     --  $     --  $   1.05   $  1.02  $   1.00  $   0.98  $   0.99
            --        --        --        --        --      3.0%      2.8%      1.2%     (0.9%)    (0.7%)
            --        --        --        --        --      4.7%      4.5%      2.9%      1.0%      0.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                COMMON STOCK--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $181,427  $217,729  $234,431  $270,485  $278,265
Units Outstanding..................     6,457     8,043     9,934    12,168    13,689
Variable Accumulation Unit Value...  $  28.11  $  27.11  $  23.61  $  22.23  $  20.33
Total Return.......................      3.7%     14.9%      6.2%      9.4%     24.6%
Investment Income Ratio............      1.2%      0.5%      0.9%      1.4%      1.0%

SERIES II POLICIES (b)
Net Assets.........................  $    604  $    684  $    902  $  1,065  $  1,077
Units Outstanding..................        62        72       110       137       152
Variable Accumulation Unit Value...  $   9.76  $   9.43  $   8.22  $   7.75  $   7.10
Total Return.......................      3.5%     14.7%      6.0%      9.2%     24.4%
Investment Income Ratio............      1.2%      0.5%      0.9%      1.4%      0.9%

SERIES III POLICIES (c)
Net Assets.........................  $ 26,757  $ 30,739  $ 30,004  $ 32,680  $ 31,601
Units Outstanding..................     2,725     3,244     3,632     4,192     4,424
Variable Accumulation Unit Value...  $   9.80  $   9.47  $   8.26  $   7.80  $   7.14
Total Return.......................      3.5%     14.6%      6.0%      9.1%     24.4%
Investment Income Ratio............      1.2%      0.6%      1.0%      1.4%      1.2%

SERIES IV POLICIES (d)
Net Assets.........................  $  9,415  $  9,783  $  9,394  $  9,421  $  8,754
Units Outstanding..................       678       730       805       856       870
Variable Accumulation Unit Value...  $  13.89  $  13.41  $  11.68  $  11.00  $  10.07
Total Return.......................      3.6%     14.8%      6.1%      9.3%     24.6%
Investment Income Ratio............      1.3%      0.6%      1.0%      1.4%      1.3%

SERIES V POLICIES (e)
Net Assets.........................  $    114  $    121  $    316  $    325  $    247
Units Outstanding..................         7         8        24        26        22
Variable Accumulation Unit Value...  $  15.44  $  14.96  $  13.08  $  12.38  $  11.37
Total Return.......................      3.2%     14.4%      5.7%      8.9%     24.1%
Investment Income Ratio............      1.2%      0.3%      1.1%      1.6%      1.6%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                     DEVELOPING GROWTH--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $119,531  $129,667  $143,841  $162,933  $169,402  $ 18,278   $14,757   $15,387   $24,385   $25,669
         5,245     6,442     7,778     9,263    10,078     1,275     1,389     1,609     2,817     3,094
      $  22.80  $  20.13  $  18.49  $  17.59  $  16.81   $ 14.26   $ 10.62   $  9.57   $  8.66   $  8.30
         13.3%      8.9%      5.1%      4.6%     20.5%     34.2%     11.1%     10.5%      4.4%     36.6%
          2.2%      2.2%      1.5%      1.8%      2.4%        --        --        --        --        --

      $  1,182  $  1,254  $  1,313  $  1,516  $  1,599   $   212   $   178   $   188   $   174   $   225
            92       111       126       153       168        15        18        21        21        28
      $  12.81  $  11.33  $  10.42  $   9.93  $   9.50   $ 13.58   $ 10.13   $  9.14   $  8.28   $  7.95
         13.1%      8.7%      5.0%      4.5%     20.4%     34.0%     10.9%     10.3%      4.2%     36.4%
          2.2%      2.2%      1.4%      1.9%      2.0%        --        --        --        --        --

      $ 35,196  $ 32,850  $ 34,249  $ 41,714  $ 41,469   $ 8,932   $ 6,163   $ 5,528   $ 5,538   $ 5,667
         2,876     3,037     3,436     4,391     4,559       656       606       603       666       710
      $  12.24  $  10.83  $   9.97  $   9.50  $   9.10   $ 13.62   $ 10.17   $  9.17   $  8.32   $  7.99
         13.0%      8.7%      4.9%      4.4%     20.3%     33.9%     10.8%     10.3%      4.2%     36.3%
          2.3%      2.3%      1.4%      1.9%      2.8%        --        --        --        --        --

      $ 12,384  $ 11,775  $ 12,116  $ 12,704  $ 12,094   $ 2,147   $ 1,544   $ 1,575   $ 1,530   $ 1,394
           819       881       987     1,087     1,083       118       115       130       139       132
      $  15.13  $  13.36  $  12.28  $  11.68  $  11.17   $ 18.09   $ 13.48   $ 12.15   $ 11.00   $ 10.54
         13.2%      8.8%      5.1%      4.6%     20.5%     34.1%     11.0%     10.4%      4.3%     36.5%
          2.3%      2.3%      1.5%      1.9%      3.0%        --        --        --        --        --

      $    423  $    464  $    229  $    246  $    193   $   164   $     9   $    15   $    14   $     8
            26        32        17        19        15         7         1         1         1         1
      $  16.57  $  14.70  $  13.56  $  12.96  $  12.44   $ 22.17   $ 16.59   $ 15.01   $ 13.64   $ 13.13
         12.8%      8.4%      4.7%      4.2%     20.0%     33.6%     10.6%     10.0%      3.9%     31.3%
          2.2%      4.8%      1.5%      2.0%      4.1%        --        --        --        --        --

      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                 GOVERNMENT--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $70,190   $82,614  $105,432  $127,522  $169,701
Units Outstanding..................     4,166     5,160     6,756     8,248    11,183
Variable Accumulation Unit Value...   $ 16.85   $ 16.02  $  15.61  $  15.46  $  15.17
Total Return.......................      5.2%      2.6%      1.0%      1.9%      0.5%
Investment Income Ratio............      4.6%      0.9%      2.9%      3.7%      3.6%

SERIES II POLICIES (b)
Net Assets.........................   $   579   $   721  $  1,063  $  1,442  $  1,957
Units Outstanding..................        43        57        86       117       162
Variable Accumulation Unit Value...   $ 13.33   $ 12.69  $  12.38  $  12.28  $  12.07
Total Return.......................      5.0%      2.5%      0.8%      1.7%      0.3%
Investment Income Ratio............      4.3%      0.8%      2.8%      3.7%      2.9%

SERIES III POLICIES (c)
Net Assets.........................   $30,102   $31,736  $ 37,741  $ 46,405  $ 59,899
Units Outstanding..................     2,290     2,535     3,086     3,823     5,017
Variable Accumulation Unit Value...   $ 13.15   $ 12.53  $  12.23  $  12.14  $  11.94
Total Return.......................      5.0%      2.4%      0.8%      1.7%      0.3%
Investment Income Ratio............      4.7%      1.0%      2.8%      3.7%      4.2%

SERIES IV POLICIES (d)
Net Assets.........................   $ 9,360   $10,147  $ 11,975  $ 13,857  $ 17,692
Units Outstanding..................       783       893     1,082     1,262     1,641
Variable Accumulation Unit Value...   $ 11.95   $ 11.36  $  11.08  $  10.98  $  10.78
Total Return.......................      5.1%      2.6%      0.9%      1.8%      0.4%
Investment Income Ratio............      4.7%      0.9%      2.9%      3.7%      4.4%

SERIES V POLICIES (e)
Net Assets.........................   $   183   $   217  $    301  $    361  $    508
Units Outstanding..................        16        20        28        34        48
Variable Accumulation Unit Value...   $ 11.48   $ 10.96  $  10.73  $  10.68  $  10.52
Total Return.......................      4.7%      2.1%      0.5%      1.4%        --
Investment Income Ratio............      4.8%      0.9%      2.9%      2.7%      5.0%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP
                         HIGH YIELD                                        MAINSTAY VP
                CORPORATE BOND--INITIAL CLASS                   ICAP SELECT EQUITY--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $382,936  $475,318  $532,635  $623,762  $617,551   $66,251   $36,095   $33,772   $37,374   $34,701
        14,914    18,683    23,132    27,478    30,240     4,594     2,640     2,904     3,342     3,407
      $  25.68  $  25.46  $  23.05  $  22.70  $  20.42   $ 14.42   $ 13.68   $ 11.63   $ 11.18   $ 10.18
          0.9%     10.5%      1.5%     11.2%     34.5%      5.4%     17.6%      4.0%      9.8%     26.2%
          6.2%      1.8%      5.5%      6.9%      8.0%      0.6%      0.3%      0.9%      1.0%      0.8%

      $  2,223  $  3,736  $  3,072  $  5,698  $  4,851   $   583   $   306   $   336   $   395   $   374
           137       232       213       396       375        45        24        31        38        40
      $  16.19  $  16.07  $  14.57  $  14.38  $  12.95   $ 13.27   $ 12.62   $ 10.74   $ 10.34   $  9.43
          0.7%     10.3%      1.4%     11.0%     34.3%      5.2%     17.5%      3.8%      9.7%     26.0%
          5.2%      2.2%      4.3%      7.5%      9.3%      0.6%      0.2%      0.8%      1.0%      0.8%

      $ 93,011  $103,150  $105,143  $124,365  $118,930   $21,862   $13,419   $11,362   $13,234   $11,630
         5,857     6,543     7,353     8,808     9,345     1,672     1,080     1,073     1,296     1,249
      $  15.88  $  15.77  $  14.31  $  14.12  $  12.73   $ 13.08   $ 12.44   $ 10.59   $ 10.21   $  9.31
          0.7%     10.3%      1.3%     10.9%     34.2%      5.2%     17.4%      3.8%      9.6%     25.9%
          6.3%      1.9%      5.6%      7.2%      9.3%      0.6%      0.3%      0.9%      1.0%      1.0%

      $ 30,072  $ 34,662  $ 37,289  $ 42,153  $ 35,842   $ 6,279   $ 3,829   $ 3,129   $ 3,137   $ 2,835
         1,842     2,142     2,554     2,920     2,759       441       283       272       284       281
      $  16.31  $  16.17  $  14.65  $  14.44  $  12.99   $ 14.23   $ 13.51   $ 11.49   $ 11.06   $ 10.07
          0.8%     10.4%      1.5%     11.1%     34.4%      5.3%     17.6%      3.9%      9.8%     26.1%
          6.4%      1.9%      5.6%      7.5%     10.4%      0.6%      0.3%      0.9%      1.0%      1.1%

      $    418  $    914  $  1,179  $  1,399  $  1,542   $    77   $    42   $   282   $   273   $    46
            25        54        78        92       112         4         2        19        19         3
      $  16.99  $  16.91  $  15.38  $  15.22  $  13.75   $ 18.46   $ 17.60   $ 15.03   $ 14.52   $ 13.28
          0.4%     10.0%      1.1%     10.7%     33.9%      4.9%     17.1%      3.5%      9.3%     32.8%
          4.7%      1.8%      6.6%      8.8%     11.9%      0.6%        --      1.0%      1.0%      1.8%

      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                              INCOME & GROWTH--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $     --   $37,676   $42,001   $46,438   $44,045
Units Outstanding..................        --     2,835     3,636     4,151     4,374
Variable Accumulation Unit Value...       $--   $ 13.31   $ 11.55   $ 11.19   $ 10.07
Total Return.......................        --     15.2%      3.2%     11.1%     26.9%
Investment Income Ratio............        --      0.6%      1.1%      1.7%      1.4%

SERIES II POLICIES (b)
Net Assets.........................       $--   $   177   $   314   $   316   $   309
Units Outstanding..................        --        16        33        34        37
Variable Accumulation Unit Value...       $--   $ 10.96   $  9.52   $  9.24   $  8.33
Total Return.......................        --     15.1%      3.1%     10.9%     26.7%
Investment Income Ratio............        --      0.4%      1.1%      1.7%      1.6%

SERIES III POLICIES (c)
Net Assets.........................       $--   $ 9,404   $ 8,863   $ 8,690   $ 7,574
Units Outstanding..................        --       876       949       959       927
Variable Accumulation Unit Value...       $--   $ 10.74   $  9.34   $  9.06   $  8.17
Total Return.......................        --     15.0%      3.0%     10.9%     26.7%
Investment Income Ratio............        --      0.6%      1.2%      1.8%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................       $--   $ 2,554   $ 2,369   $ 2,452   $ 2,018
Units Outstanding..................        --       187       200       214       195
Variable Accumulation Unit Value...       $--   $ 13.64   $ 11.85   $ 11.48   $ 10.34
Total Return.......................        --     15.2%      3.2%     11.0%     26.8%
Investment Income Ratio............        --      0.6%      1.1%      1.8%      1.9%

SERIES V POLICIES (e)
Net Assets.........................       $--   $    24   $    66   $    12   $     1
Units Outstanding..................        --         2         5         1        --
Variable Accumulation Unit Value...       $--   $ 14.90   $ 13.00   $ 12.65   $ 11.44
Total Return.......................        --     14.6%      2.8%     10.6%     14.4%
Investment Income Ratio............        --      0.3%      1.6%      1.1%      4.2%

SERIES VI POLICIES (f)
Net Assets.........................       $--   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...       $--   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
             INTERNATIONAL EQUITY--INITIAL CLASS                 LARGE CAP GROWTH--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $84,428   $90,947   $67,127   $52,910   $34,845   $56,461   $56,353   $63,856   $79,285   $97,271
         3,273     3,643     3,484     2,925     2,229     3,618     4,322     5,180     6,615     7,818
       $ 25.81   $ 24.94   $ 19.26   $ 18.09   $ 15.63   $ 15.61   $ 13.04   $ 12.33   $ 11.98   $ 12.44
          3.5%     29.5%      6.5%     15.7%     28.2%     19.7%      5.7%      2.9%     (3.7%)    26.3%
          0.6%      0.3%      1.8%      1.1%      2.1%        --      0.1%        --      0.2%      0.2%

       $ 1,125   $ 1,182   $   633   $   577   $   425   $   391   $   339   $   439   $   473   $   633
            72        78        54        52        45        44        47        64        71        91
       $ 15.66   $ 15.16   $ 11.72   $ 11.02   $  9.54   $  8.68   $  7.27   $  6.88   $  6.70   $  6.96
          3.3%     29.3%      6.3%     15.5%     28.0%     19.5%      5.6%      2.7%     (3.8%)    26.1%
          0.6%      0.3%      1.6%      0.9%      0.4%        --      0.1%        --      0.2%      0.2%

       $29,445   $30,076   $18,508   $15,214   $10,625   $12,304   $10,746   $10,732   $13,389   $16,377
         1,879     1,981     1,576     1,377     1,110     1,654     1,735     1,827     2,343     2,754
       $ 15.68   $ 15.18   $ 11.75   $ 11.05   $  9.57   $  7.40   $  6.19   $  5.87   $  5.72   $  5.95
          3.3%     29.2%      6.3%     15.5%     27.9%     19.4%      5.5%      2.7%     (3.9%)    26.0%
          0.6%      0.3%      1.7%      1.1%      2.3%        --      0.1%        --      0.2%      0.2%

       $ 9,134   $ 8,631   $ 5,810   $ 4,582   $ 3,285   $ 3,646   $ 3,039   $ 3,000   $ 3,497   $ 3,610
           490       478       417       351       291       292       291       304       364       362
       $ 18.62   $ 18.01   $ 13.91   $ 13.07   $ 11.30   $ 12.48   $ 10.43   $  9.87   $  9.60   $  9.97
          3.4%     29.4%      6.4%     15.7%     28.1%     19.6%      5.7%      2.9%     (3.7%)    26.2%
          0.7%      0.3%      1.8%      1.0%      2.6%        --      0.1%        --      0.2%      0.2%


       $    86   $ 1,858   $   386   $   375   $    62   $   260   $   101   $    90   $    77   $    48
             4        94        25        26         5        17         8         8         7         4
       $ 20.26   $ 19.67   $ 15.26   $ 14.39   $ 12.49   $ 14.88   $ 12.49   $ 11.87   $ 11.58   $ 12.08
          3.0%     28.9%      6.0%     15.2%     27.6%     19.1%      5.3%      2.4%     (4.1%)    25.8%
          0.5%      0.8%      1.8%      1.4%      2.1%        --      0.1%        --      0.3%      0.3%

       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                MID CAP CORE--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $44,024   $48,130   $47,318   $38,315   $24,078
Units Outstanding..................     2,539     2,876     3,204     2,964     2,245
Variable Accumulation Unit Value...   $ 17.34   $ 16.74   $ 14.77   $ 12.92   $ 10.73
Total Return.......................      3.6%     13.4%     14.3%     20.5%     33.6%
Investment Income Ratio............      0.4%        --      0.6%      0.6%      0.5%

SERIES II POLICIES (b)
Net Assets.........................   $   355   $   468   $   313   $   155   $   170
Units Outstanding..................        19        26        20        11        15
Variable Accumulation Unit Value...   $ 18.60   $ 17.98   $ 15.89   $ 13.93   $ 11.57
Total Return.......................      3.4%     13.2%     14.1%     20.3%     33.4%
Investment Income Ratio............      0.3%        --      0.7%      0.4%      0.5%

SERIES III POLICIES (c)
Net Assets.........................   $18,072   $20,399   $20,574   $15,820   $11,573
Units Outstanding..................     1,012     1,182     1,348     1,182     1,040
Variable Accumulation Unit Value...   $ 17.85   $ 17.27   $ 15.27   $ 13.39   $ 11.13
Total Return.......................      3.4%     13.1%     14.0%     20.3%     33.3%
Investment Income Ratio............      0.4%        --      0.6%      0.5%      0.6%

SERIES IV POLICIES (d)
Net Assets.........................   $ 7,041   $ 7,055   $ 6,824   $ 5,835   $ 4,278
Units Outstanding..................       401       416       456       445       393
Variable Accumulation Unit Value...   $ 17.55   $ 16.95   $ 14.96   $ 13.10   $ 10.88
Total Return.......................      3.5%     13.3%     14.2%     20.4%     33.5%
Investment Income Ratio............      0.4%        --      0.6%      0.5%      0.5%

SERIES V POLICIES (e)
Net Assets.........................   $    26   $    26   $    27   $    24   $    45
Units Outstanding..................         1         1         2         2         4
Variable Accumulation Unit Value...   $ 20.48   $ 19.86   $ 17.60   $ 15.47   $ 12.90
Total Return.......................      3.1%     12.8%     13.7%     20.0%     33.0%
Investment Income Ratio............      0.4%        --      0.5%      0.3%      0.6%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                MID CAP GROWTH--INITIAL CLASS                     MID CAP VALUE--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $60,357   $63,407   $66,803   $54,207   $36,546   $73,160   $90,427   $96,022   $89,742   $65,297
         3,847     4,615     5,239     4,905     3,998     5,250     6,320     7,547     7,353     6,201
       $ 15.70   $ 13.75   $ 12.76   $ 11.05   $  9.14   $ 13.95   $ 14.31   $ 12.72   $ 12.20   $ 10.53
         14.2%      7.7%     15.5%     20.9%     42.8%    (2.5%)     12.5%      4.2%     15.9%     27.2%
            --        --        --        --        --      0.9%      0.1%      0.8%      0.9%      1.1%


       $   293   $   365   $   470   $   292   $   198   $   455   $   614   $   715   $   807   $   678
            15        21        29        21        17        33        43        57        67        65
       $ 19.94   $ 17.49   $ 16.26   $ 14.10   $ 11.68   $ 13.76   $ 14.14   $ 12.59   $ 12.10   $ 10.45
         14.0%      7.5%     15.3%     20.7%     42.6%    (2.7%)     12.3%      4.1%     15.7%     27.0%
            --        --        --        --        --      0.9%      0.1%      0.7%      0.9%      1.0%


       $23,871   $23,626   $26,887   $22,005   $17,706   $34,312   $42,392   $43,214   $40,034   $30,861
         1,505     1,697     2,077     1,958     1,901     2,456     2,953     3,378     3,255     2,903
       $ 15.87   $ 13.93   $ 12.96   $ 11.24   $  9.32   $ 13.97   $ 14.36   $ 12.79   $ 12.30   $ 10.63
         13.9%      7.5%     15.3%     20.7%     42.5%    (2.7%)     12.2%      4.0%     15.7%     26.9%
            --        --        --        --        --      0.9%      0.1%      0.8%      0.9%      1.2%


       $ 9,478   $ 9,021   $ 9,387   $ 7,944   $ 5,924   $12,987   $14,247   $13,991   $13,799   $11,463
           553       600       672       657       592       955     1,021     1,127     1,158     1,114
       $ 17.15   $ 15.02   $ 13.96   $ 12.09   $ 10.01   $ 13.60   $ 13.96   $ 12.42   $ 11.92   $ 10.29
         14.1%      7.7%     15.4%     20.8%     42.7%    (2.6%)     12.4%      4.2%     15.9%     27.1%
            --        --        --        --        --      1.0%      0.1%      0.8%      0.9%      1.3%


       $    44   $    19   $    45   $   106   $   107   $   174   $   212   $   259   $   378   $   302
             2         1         2         6         7        13        15        21        32        29
       $ 24.45   $ 21.51   $ 20.06   $ 17.45   $ 14.50   $ 13.50   $ 13.91   $ 12.42   $ 11.97   $ 10.37
         13.7%      7.2%     15.0%     20.4%     42.1%    (3.0%)     12.0%      3.8%     15.4%     26.6%
            --        --        --        --        --      0.9%      0.1%      0.6%      0.8%      1.2%


       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                               S&P 500 INDEX--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $356,727  $425,316  $463,829  $533,383  $535,415
Units Outstanding..................    12,943    16,021    19,872    23,603    25,814
Variable Accumulation Unit Value...  $  27.58  $  26.58  $  23.35  $  22.60  $  20.74
Total Return.......................      3.8%     13.8%      3.3%      9.0%     26.4%
Investment Income Ratio............      1.5%      0.5%      1.1%      1.5%      1.4%

SERIES II POLICIES (b)
Net Assets.........................  $    964  $  1,128  $  1,578  $  1,797  $  1,788
Units Outstanding..................        93       112       179       210       227
Variable Accumulation Unit Value...  $  10.40  $  10.04  $   8.83  $   8.56  $   7.87
Total Return.......................      3.6%     13.7%      3.2%      8.8%     26.2%
Investment Income Ratio............      1.5%      0.5%      1.1%      1.5%      1.3%

SERIES III POLICIES (c)
Net Assets.........................  $ 57,128  $ 71,942  $ 72,357  $ 76,899  $ 70,812
Units Outstanding..................     5,662     7,380     8,434     9,241     9,253
Variable Accumulation Unit Value...  $  10.10  $   9.75  $   8.58  $   8.32  $   7.65
Total Return.......................      3.6%     13.6%      3.1%      8.7%     26.2%
Investment Income Ratio............      1.5%      0.5%      1.2%      1.5%      1.6%

SERIES IV POLICIES (d)
Net Assets.........................  $ 20,632  $ 21,846  $ 21,290  $ 21,843  $ 19,067
Units Outstanding..................     1,500     1,647     1,826     1,935     1,839
Variable Accumulation Unit Value...  $  13.76  $  13.26  $  11.66  $  11.29  $  10.37
Total Return.......................      3.7%     13.8%      3.3%      8.9%     26.4%
Investment Income Ratio............      1.6%      0.5%      1.2%      1.6%      1.8%

SERIES V POLICIES (e)
Net Assets.........................  $    190  $    191  $    345  $    414  $    264
Units Outstanding..................        12        12        25        31        21
Variable Accumulation Unit Value...  $  16.18  $  15.66  $  13.82  $  13.43  $  12.39
Total Return.......................      3.3%     13.3%      2.9%      8.5%     25.8%
Investment Income Ratio............      1.6%      0.3%      1.1%      1.6%      1.7%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
               SMALL CAP GROWTH--INITIAL CLASS                     TOTAL RETURN--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $24,405   $33,405   $38,454   $45,369   $40,155  $133,026  $155,310  $179,431  $216,659  $233,917
         2,292     2,996     3,613     4,375     4,177     6,205     7,691     9,593    12,145    13,754
       $ 10.65   $ 11.16   $ 10.64   $ 10.37   $  9.61  $  21.45  $  20.23  $  18.74  $  17.84  $  17.01
        (4.5%)      4.8%      2.6%      7.9%     39.7%      6.0%      8.0%      5.0%      4.9%     18.0%
            --        --        --        --        --      2.1%      0.6%      1.4%      1.6%      1.9%


       $   105   $   167   $   363   $   449   $   426  $    336  $    365  $    500  $    724  $  1,895
            10        15        33        42        43        34        39        58        88       242
       $ 10.86   $ 11.40   $ 10.89   $ 10.63   $  9.86  $   9.81  $   9.27  $   8.60  $   8.20  $   7.83
        (4.7%)      4.7%      2.5%      7.7%     39.5%      5.9%      7.8%      4.9%      4.7%     17.8%
            --        --        --        --        --      2.1%      0.5%      1.3%      1.0%      1.7%


       $10,880   $14,717   $16,095   $18,573   $17,970  $ 15,244  $ 17,053  $ 18,186  $ 21,718  $ 21,510
         1,036     1,335     1,527     1,804     1,879     1,627     1,924     2,210     2,767     2,868
       $ 10.51   $ 11.04   $ 10.55   $ 10.30   $  9.56  $   9.38  $   8.87  $   8.23  $   7.85  $   7.50
        (4.7%)      4.6%      2.4%      7.7%     39.4%      5.8%      7.8%      4.8%      4.7%     17.8%
            --        --        --        --        --      2.2%      0.6%      1.4%      1.7%      2.3%


       $ 6,073   $ 7,081   $ 7,745   $ 8,101   $ 7,514  $  5,942  $  6,426  $  6,488  $  6,866  $  6,662
           531       590       677       726       726       459       526       573       636       647
       $ 11.45   $ 12.00   $ 11.45   $ 11.16   $ 10.35  $  12.95  $  12.22  $  11.33  $  10.79  $  10.29
        (4.6%)      4.8%      2.6%      7.8%     39.7%      6.0%      7.9%      5.0%      4.8%     18.0%
            --        --        --        --        --      2.2%      0.6%      1.5%      1.7%      2.6%


       $    51   $    57   $    78   $   130   $   126  $     48  $     46  $    308  $    351  $    305
             4         4         6        10        11         3         3        24        29        26
       $ 12.57   $ 13.23   $ 12.68   $ 12.41   $ 11.55  $  14.45  $  13.69  $  12.74  $  12.19  $  11.67
        (5.0%)      4.4%      2.2%      7.4%     39.1%      5.5%      7.5%      4.6%      4.4%     17.5%
            --        --        --        --        --      2.3%      0.2%      1.4%      1.8%      3.1%


       $    --   $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --  $     --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                   VALUE--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $151,097  $183,429  $184,372  $205,052  $202,324
Units Outstanding..................     6,108     7,477     8,804    10,255    11,104
Variable Accumulation Unit Value...  $  24.74  $  24.56  $  20.95  $  19.99  $  18.22
Total Return.......................      0.8%     17.2%      4.8%      9.7%     25.6%
Investment Income Ratio............      1.5%      0.4%      1.1%      1.1%      1.6%

SERIES II POLICIES (b)
Net Assets.........................  $    956  $    729  $    936  $  1,017  $  1,072
Units Outstanding..................        67        51        77        87       101
Variable Accumulation Unit Value...  $  14.37  $  14.28  $  12.20  $  11.66  $  10.64
Total Return.......................      0.6%     17.0%      4.6%      9.6%     25.4%
Investment Income Ratio............      1.7%      0.3%      1.1%      1.1%      1.6%

SERIES III POLICIES (c)
Net Assets.........................  $ 39,764  $ 45,206  $ 42,103  $ 40,492  $ 36,811
Units Outstanding..................     2,903     3,319     3,616     3,635     3,619
Variable Accumulation Unit Value...  $  13.70  $  13.63  $  11.65  $  11.14  $  10.17
Total Return.......................      0.6%     17.0%      4.6%      9.5%     25.4%
Investment Income Ratio............      1.5%      0.4%      1.2%      1.2%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................  $ 11,288  $ 12,559  $ 11,565  $ 11,987  $ 11,041
Units Outstanding..................       865       967     1,046     1,135     1,147
Variable Accumulation Unit Value...  $  13.05  $  12.95  $  11.06  $  10.56  $   9.63
Total Return.......................      0.7%     17.2%      4.7%      9.7%     25.5%
Investment Income Ratio............      1.6%      0.4%      1.2%      1.2%      1.9%

SERIES V POLICIES (e)
Net Assets.........................  $    122  $    131  $    179  $    234  $    230
Units Outstanding..................         9         9        15        21        22
Variable Accumulation Unit Value...  $  13.92  $  13.87  $  11.89  $  11.40  $  10.43
Total Return.......................      0.3%     16.7%      4.3%      9.2%     25.0%
Investment Income Ratio............      1.5%      0.3%      1.0%      1.1%      2.0%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                           CVS CALVERT
                       ALGER AMERICAN                                        SOCIAL
                   SMALL CAPITALIZATION--                                   BALANCED
                       CLASS O SHARES                                       PORTFOLIO
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $60,436   $67,921   $66,237   $64,616   $60,347   $21,345   $25,281   $28,572   $30,071   $27,683
         3,861     5,028     5,793     6,515     6,994     1,057     1,268     1,536     1,684     1,655
       $ 15.64   $ 13.53   $ 11.43   $  9.92   $  8.63   $ 20.22   $ 19.96   $ 18.61   $ 17.86   $ 16.73
         15.6%     18.3%     15.3%     15.0%     40.4%      1.3%      7.3%      4.2%      6.8%     17.7%
            --        --        --        --        --      2.2%      2.1%      1.7%      1.7%      2.0%

       $   379   $   410   $   430   $   442   $   418   $   239   $   213   $   155   $   157   $   125
            35        43        54        64        69        23        21        16        17        14
       $ 10.89   $  9.44   $  7.99   $  6.94   $  6.05   $ 10.47   $ 10.35   $  9.66   $  9.29   $  8.71
         15.4%     18.2%     15.1%     14.8%     40.2%      1.2%      7.1%      4.0%      6.6%     17.5%
            --        --        --        --        --      2.3%      2.4%      1.9%      1.6%      1.8%

       $13,722   $14,487   $12,448   $12,381   $10,455   $ 9,243   $10,060   $10,766   $10,514   $ 8,419
         1,361     1,660     1,686     1,925     1,865       911     1,004     1,148     1,166       995
       $ 10.08   $  8.74   $  7.40   $  6.43   $  5.61   $ 10.15   $ 10.03   $  9.37   $  9.02   $  8.46
         15.4%     18.1%     15.0%     14.7%     40.1%      1.1%      7.0%      4.0%      6.5%     17.4%
            --        --        --        --        --      2.3%      2.2%      1.8%      1.8%      2.6%

       $ 3,672   $ 3,658   $ 3,090   $ 2,438   $ 2,010   $ 5,649   $ 5,824   $ 5,075   $ 4,417   $ 2,279
           179       202       204       185       175       432       451       421       382       210
       $ 20.78   $ 17.98   $ 15.20   $ 13.20   $ 11.49   $ 13.09   $ 12.92   $ 12.06   $ 11.58   $ 10.85
         15.6%     18.3%     15.2%     14.9%     40.3%      1.3%      7.2%      4.1%      6.7%     17.6%
            --        --        --        --        --      2.4%      2.4%      1.9%      2.1%      3.5%

       $    77   $    88   $   133   $   147   $    54   $   809   $   867   $   833   $   751   $    70
             3         4         7         9         4        58        62        64        60         6
       $ 24.07   $ 20.91   $ 17.75   $ 15.47   $ 13.52   $ 14.02   $ 13.90   $ 13.02   $ 12.55   $ 11.81
         15.1%     17.8%     14.7%     14.4%     35.2%      0.9%      6.8%      3.7%      6.3%     17.1%
            --        --        --        --        --      2.5%      2.4%      1.9%      2.7%      4.6%

       $    --   $    --   $    --   $    --   $    --   $ 2,832   $ 2,954   $ 2,345   $ 1,673   $   469
            --        --        --        --        --       220       232       197       146        43
       $    --   $    --   $    --   $    --   $    --   $ 12.87   $ 12.74   $ 11.92   $ 11.48   $ 10.80
            --        --        --        --        --      1.0%      6.9%      3.8%      6.4%      8.0%
            --        --        --        --        --      2.4%      2.6%      2.1%      2.5%      7.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                        DREYFUS IP
                                                    TECHNOLOGY GROWTH--
                                                      INITIAL SHARES
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $11,014   $11,723   $12,609   $16,780   $17,740
Units Outstanding..................     1,065     1,284     1,423     1,936     2,027
Variable Accumulation Unit Value...   $ 10.32   $  9.12   $  8.87   $  8.67   $  8.75
Total Return.......................     13.1%      2.9%      2.3%     (0.9%)    48.9%
Investment Income Ratio............        --        --        --        --        --

SERIES II POLICIES (b)
Net Assets.........................   $   217   $   224   $    91   $   113   $   182
Units Outstanding..................        17        20         8        11        17
Variable Accumulation Unit Value...   $ 12.51   $ 11.08   $ 10.79   $ 10.56   $ 10.67
Total Return.......................     13.0%      2.7%      2.2%     (1.1%)    48.6%
Investment Income Ratio............        --        --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................   $ 5,640   $ 5,428   $ 6,397   $ 8,362   $10,676
Units Outstanding..................       541       590       715       952     1,201
Variable Accumulation Unit Value...   $ 10.40   $  9.21   $  8.98   $  8.79   $  8.89
Total Return.......................     12.9%      2.6%      2.1%     (1.1%)    48.6%
Investment Income Ratio............        --        --        --        --        --

SERIES IV POLICIES (d)
Net Assets.........................   $ 1,863   $ 1,885   $ 2,156   $ 2,402   $ 2,206
Units Outstanding..................       148       170       200       228       207
Variable Accumulation Unit Value...   $ 12.54   $ 11.09   $ 10.79   $ 10.55   $ 10.65
Total Return.......................     13.1%      2.8%      2.3%     (1.0%)    48.8%
Investment Income Ratio............        --        --        --        --        --

SERIES V POLICIES (e)
Net Assets.........................   $    69   $    48   $    45   $    29   $    32
Units Outstanding..................         4         3         3         2         2
Variable Accumulation Unit Value...   $ 16.42   $ 14.58   $ 14.24   $ 13.97   $ 14.17
Total Return.......................     12.6%      2.4%      1.9%     (1.4%)    41.7%
Investment Income Ratio............        --        --        --        --        --

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         FIDELITY(R)                                       FIDELITY(R)
                     VIP CONTRAFUND(R)--                               VIP EQUITY-INCOME--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $310,382  $328,808  $346,947  $319,270  $291,995  $143,891  $176,652  $173,409  $189,506  $179,594
        10,034    12,342    14,328    15,206    15,836     6,579     8,089     9,399    10,725    11,179
      $  30.93  $  26.67  $  24.21  $  21.00  $  18.44  $  21.89  $  21.86  $  18.45  $  17.67  $  16.07
         16.0%     10.2%     15.3%     13.9%     26.7%      0.1%     18.5%      4.4%     10.0%     28.5%
          0.9%      1.3%      0.3%      0.3%      0.5%      1.7%      3.3%      1.7%      1.5%      1.8%


      $  2,180  $  1,816  $  1,588  $  1,465  $  1,321  $    903  $    934  $    662  $  1,372  $    877
           135       130       126       133       136        64        66        55       119        84
      $  16.15  $  13.95  $  12.68  $  11.02  $   9.69  $  14.17  $  14.17  $  11.97  $  11.49  $  10.46
         15.8%     10.0%     15.1%     13.7%     26.5%        --     18.3%      4.2%      9.8%     28.3%
          0.9%      1.3%      0.3%      0.3%      0.4%      1.8%      3.3%      1.8%      1.1%      1.8%


      $ 66,442  $ 62,163  $ 58,804  $ 48,944  $ 41,757  $ 39,194  $ 43,301  $ 37,734  $ 39,178  $ 36,552
         4,290     4,646     4,831     4,625     4,484     2,817     3,115     3,203     3,465     3,548
      $  15.49  $  13.39  $  12.18  $  10.58  $   9.31  $  13.92  $  13.93  $  11.78  $  11.31  $  10.30
         15.7%      9.9%     15.1%     13.6%     26.4%    (0.1%)     18.3%      4.2%      9.8%     28.3%
          0.9%      1.3%      0.3%      0.3%      0.3%      1.7%      3.4%      1.7%      1.5%      1.5%


      $ 23,041  $ 20,025  $ 18,030  $ 14,290  $ 11,685  $  9,960  $ 10,984  $  9,392  $  9,223  $  8,099
         1,261     1,269     1,259     1,149     1,070       700       772       782       801       773
      $  18.29  $  15.78  $  14.33  $  12.43  $  10.93  $  14.24  $  14.23  $  12.01  $  11.51  $  10.47
         15.9%     10.1%     15.3%     13.8%     26.6%      0.1%     18.5%      4.3%      9.9%     28.5%
          1.0%      1.3%      0.3%      0.3%      0.3%      1.7%      3.3%      1.6%      1.5%      1.0%


      $    518  $    628  $    732  $    526  $    398  $    304  $    465  $    694  $    651  $    370
            24        34        43        36        31        22        33        58        56        35
      $  21.40  $  18.54  $  16.91  $  14.73  $  12.99  $  14.11  $  14.15  $  12.00  $  11.54  $  10.54
         15.4%      9.7%     14.8%     13.4%     26.1%    (0.3%)     18.0%      3.9%      9.5%     27.9%
          0.9%      1.3%      0.3%      0.3%      0.2%      1.9%      3.7%      1.6%      1.2%      1.0%


      $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                    JANUS ASPEN SERIES
                                                        BALANCED--
                                                   INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $322,937  $378,517  $438,220  $501,432  $541,659
Units Outstanding..................    12,429    15,886    20,068    24,437    28,250
Variable Accumulation Unit Value...  $  25.99  $  23.85  $  21.84  $  20.52  $  19.17
Total Return.......................      9.0%      9.2%      6.5%      7.0%     12.5%
Investment Income Ratio............      2.5%      2.1%      2.2%      2.2%      2.2%

SERIES II POLICIES (b)
Net Assets.........................  $  1,447  $  1,377  $  1,886  $  2,176  $  2,620
Units Outstanding..................       109       112       167       205       264
Variable Accumulation Unit Value...  $  13.40  $  12.31  $  11.29  $  10.62  $   9.94
Total Return.......................      8.8%      9.0%      6.3%      6.9%     12.3%
Investment Income Ratio............      2.6%      2.1%      2.2%      2.1%      2.2%

SERIES III POLICIES (c)
Net Assets.........................  $ 58,855  $ 62,239  $ 65,609  $ 74,259  $ 79,154
Units Outstanding..................     4,677     5,382     6,178     7,429     8,458
Variable Accumulation Unit Value...  $  12.59  $  11.57  $  10.62  $  10.00  $   9.36
Total Return.......................      8.8%      9.0%      6.2%      6.8%     12.2%
Investment Income Ratio............      2.5%      2.1%      2.2%      2.2%      2.4%

SERIES IV POLICIES (d)
Net Assets.........................  $ 18,624  $ 19,557  $ 19,881  $ 21,177  $ 21,004
Units Outstanding..................     1,332     1,523     1,691     1,916     2,032
Variable Accumulation Unit Value...  $  13.98  $  12.83  $  11.76  $  11.05  $  10.33
Total Return.......................      8.9%      9.1%      6.4%      7.0%     12.4%
Investment Income Ratio............      2.5%      2.1%      2.3%      2.3%      2.6%

SERIES V POLICIES (e)
Net Assets.........................  $    323  $    414  $    680  $    647  $    513
Units Outstanding..................        23        32        56        57        48
Variable Accumulation Unit Value...  $  14.27  $  13.15  $  12.10  $  11.42  $  10.72
Total Return.......................      8.5%      8.7%      6.0%      6.5%     12.0%
Investment Income Ratio............      2.3%      2.0%      2.3%      2.4%      2.9%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                     Janus Aspen Series                                      MFS(R)
                     Worldwide Growth--                             INVESTORS TRUST SERIES--
                    Institutional Shares                                  INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $149,193  $173,489  $189,175  $231,574  $266,039   $16,463   $19,437   $21,375   $24,302   $24,572
         7,468     9,403    11,939    15,251    18,103     1,374     1,764     2,160     2,599     2,885
      $  19.97  $  18.48  $  15.85  $  15.18  $  14.70   $ 11.99   $ 11.03   $  9.90   $  9.35   $  8.52
          8.1%     16.6%      4.4%      3.3%     22.3%      8.7%     11.4%      5.8%      9.8%     20.5%
          0.7%      1.7%      1.3%      1.0%      1.1%      0.9%      0.5%      0.6%      0.6%      0.7%


      $    392  $    691  $    829  $    985  $  1,136   $   272   $   322   $   323   $   368   $   340
            46        88       123       152       181        26        33        37        44        45
      $   8.46  $   7.84  $   6.74  $   6.46  $   6.27   $ 10.57   $  9.73   $  8.75   $  8.28   $  7.55
          7.9%     16.4%      4.2%      3.2%     22.1%      8.6%     11.3%      5.7%      9.6%     20.3%
          0.7%      1.8%      1.3%      0.9%      1.0%      0.9%      0.5%      0.6%      0.6%      0.7%


      $ 15,136  $ 15,213  $ 14,690  $ 16,987  $ 20,011   $ 5,209   $ 5,335   $ 5,819   $ 6,024   $ 5,795
         1,951     2,115     2,375     2,864     3,479       502       558       677       740       780
      $   7.76  $   7.19  $   6.18  $   5.93  $   5.75   $ 10.37   $  9.56   $  8.60   $  8.14   $  7.43
          7.9%     16.3%      4.2%      3.1%     22.0%      8.5%     11.2%      5.6%      9.6%     20.2%
          0.7%      1.8%      1.4%      1.0%      1.4%      0.8%      0.5%      0.6%      0.6%      0.6%


      $  5,875  $  6,014  $  5,713  $  6,016  $  6,275   $ 1,283   $ 1,334   $ 1,287   $ 1,319   $ 1,236
           455       504       557       612       659        93       104       113       123       126
      $  12.91  $  11.94  $  10.25  $   9.83  $   9.52   $ 13.76   $ 12.67   $ 11.37   $ 10.75   $  9.80
          8.0%     16.5%      4.3%      3.3%     22.2%      8.7%     11.4%      5.8%      9.8%     20.4%
          0.8%      1.8%      1.4%      1.0%      1.3%      0.8%      0.5%      0.6%      0.6%      0.6%


      $     92  $     81  $    134  $    135  $     84   $    72   $    70   $    91   $    91   $    74
             6         5        10        11         7         4         4         6         7         6
      $  16.17  $  15.03  $  12.97  $  12.48  $  12.13   $ 17.21   $ 15.90   $ 14.35   $ 13.62   $ 12.46
          7.6%     15.9%      3.9%      2.9%     21.8%      8.2%     10.8%      5.4%      9.3%     24.6%
          0.7%      1.6%      1.4%      1.2%      1.2%      0.8%      0.4%      0.6%      0.6%      0.3%


      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                          MFS(R)
                                                         RESEARCH
                                                   SERIES--INITIAL CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $20,040   $25,440   $30,730   $34,542   $33,395
Units Outstanding..................     1,536     2,180     2,867     3,422     3,779
Variable Accumulation Unit Value...   $ 13.05   $ 11.69   $ 10.73   $ 10.09   $  8.84
Total Return.......................     11.6%      8.9%      6.3%     14.2%     23.0%
Investment Income Ratio............      0.7%      0.5%      0.5%      1.1%      0.7%

SERIES II POLICIES (b)
Net Assets.........................   $   181   $   238   $   246   $   298   $   307
Units Outstanding..................        20        29        32        42        49
Variable Accumulation Unit Value...   $  9.20   $  8.25   $  7.59   $  7.15   $  6.27
Total Return.......................     11.5%      8.8%      6.1%     14.1%     22.8%
Investment Income Ratio............      0.7%      0.5%      0.5%      1.1%      0.7%

SERIES III POLICIES (c)
Net Assets.........................   $ 5,125   $ 5,379   $ 5,561   $ 6,554   $ 6,172
Units Outstanding..................       583       683       767       958     1,029
Variable Accumulation Unit Value...   $  8.79   $  7.89   $  7.26   $  6.84   $  6.00
Total Return.......................     11.4%      8.7%      6.1%     14.0%     22.7%
Investment Income Ratio............      0.7%      0.5%      0.5%      1.1%      0.6%

SERIES IV POLICIES (d)
Net Assets.........................   $ 1,094   $ 1,079   $ 1,131   $ 1,125   $ 1,035
Units Outstanding..................        77        84        96       102       107
Variable Accumulation Unit Value...   $ 14.29   $ 12.80   $ 11.76   $ 11.07   $  9.69
Total Return.......................     11.6%      8.9%      6.3%     14.2%     22.9%
Investment Income Ratio............      0.7%      0.5%      0.5%      1.1%      0.6%

SERIES V POLICIES (e)
Net Assets.........................   $     6   $     7   $    22   $    27   $     8
Units Outstanding..................        --        --         2         2         1
Variable Accumulation Unit Value...   $ 17.14   $ 15.43   $ 14.23   $ 13.44   $ 11.82
Total Return.......................     11.1%      8.4%      5.8%     13.7%     22.5%
Investment Income Ratio............      0.6%      0.9%      0.4%      0.5%      0.2%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                           MFS(R)                                       NEUBERGER BERMAN
                          UTILITIES                                        AMT MID-CAP
                    SERIES--INITIAL CLASS                           GROWTH PORTFOLIO--CLASS I
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $2,435    $2,035    $2,771    $1,792    $  870    $3,160    $3,195    $3,233    $3,795    $4,336
          112       118       208       155        97       212       258       296       390       511
       $21.76    $17.25    $13.33    $11.57    $ 9.01    $14.92    $12.35    $10.92    $ 9.73    $ 8.49
        26.1%     29.4%     15.2%     28.4%     34.0%     20.8%     13.1%     12.2%     14.7%     26.3%
         0.9%      1.9%      0.5%      1.3%      1.7%        --        --        --        --        --


       $   85    $   58    $   19    $   23    $   16    $   43    $   44    $   43    $   59    $   69
            3         3         1         2         2         3         3         4         6         8
       $25.48    $20.24    $15.66    $13.61    $10.62    $15.29    $12.68    $11.23    $10.02    $ 8.75
        25.9%     29.2%     15.0%     28.2%     33.8%     20.6%     12.9%     12.0%     14.5%     26.1%
         0.5%      1.3%      0.6%      1.3%      2.1%        --        --        --        --        --


       $3,574    $3,030    $2,247    $1,955    $1,138    $3,264    $3,034    $2,913    $3,531    $3,204
          176       188       180       180       134       213       238       258       350       364
       $20.33    $16.15    $12.50    $10.87    $ 8.49    $15.36    $12.74    $11.28    $10.08    $ 8.81
        25.9%     29.2%     15.0%     28.1%     33.7%     20.6%     12.9%     11.9%     14.5%     26.0%
         1.0%      2.0%      0.6%      1.4%      2.1%        --        --        --        --        --


       $  178    $  170    $  147    $  132    $  104    $  768    $  743    $  711    $  672    $  619
            5         7         7         8         8        36        42        45        48        51
       $32.88    $26.08    $20.16    $17.50    $13.64    $21.44    $17.76    $15.71    $14.01    $12.22
        26.1%     29.4%     15.2%     28.3%     33.9%     20.8%     13.0%     12.1%     14.6%     26.2%
         1.0%      2.4%      0.6%      1.5%      2.2%        --        --        --        --        --


       $   65    $   41    $   55    $   44    $   15    $   65    $   75    $  117    $  110    $   82
            2         2         3         3         1         3         4         8         8         7
       $28.99    $23.09    $17.92    $15.62    $12.22    $20.45    $17.00    $15.11    $13.53    $11.85
        25.6%     28.9%     14.7%     27.8%     22.2%     20.3%     12.5%     11.7%     14.2%     25.8%
         0.9%      3.0%      0.6%      1.3%        --        --        --        --        --        --


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                 ROYCE                         ROYCE
                                               MICRO-CAP                     SMALL-CAP
                                              PORTFOLIO--                   PORTFOLIO--
                                           INVESTMENT CLASS              INVESTMENT CLASS
                                     ----------------------------  ----------------------------
                                       2007      2006      2005      2007      2006      2005
                                     ----------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $20,156   $15,285   $1,905    $13,289   $11,550   $4,337
Units Outstanding..................     1,353     1,051      159      1,078       907      387
Variable Accumulation Unit Value...   $ 14.88   $ 14.51   $12.16    $ 12.27   $ 12.72   $11.18
Total Return.......................      2.5%     19.4%    21.6%     (3.5%)     13.8%    11.8%
Investment Income Ratio............      1.5%      0.3%     1.5%       0.1%      0.1%       --

SERIES II POLICIES (b)
Net Assets.........................   $ 1,311   $   642   $   46    $ 1,355   $   645   $1,261
Units Outstanding..................        88        44        4        116        53      119
Variable Accumulation Unit Value...   $ 14.97   $ 14.62   $12.27    $ 11.58   $ 12.01   $10.56
Total Return.......................      2.4%     19.2%    22.7%     (3.6%)     13.7%     5.6%
Investment Income Ratio............      1.7%      0.3%     1.5%       0.1%        --       --

SERIES III POLICIES (c)
Net Assets.........................   $12,085   $10,364   $1,555    $ 8,700   $ 6,938   $2,400
Units Outstanding..................       822       719      133        734       563      221
Variable Accumulation Unit Value...   $ 14.67   $ 14.34   $12.04    $ 11.85   $ 12.30   $10.83
Total Return.......................      2.3%     19.1%    20.4%     (3.7%)     13.6%     8.3%
Investment Income Ratio............      1.5%      0.3%     1.5%       0.1%      0.1%       --

SERIES IV POLICIES (d)
Net Assets.........................   $19,048   $11,636   $2,259    $12,085   $ 8,687   $3,127
Units Outstanding..................     1,311       821      190        999       694      284
Variable Accumulation Unit Value...   $ 14.49   $ 14.14   $11.85    $ 12.05   $ 12.49   $10.98
Total Return.......................      2.5%     19.3%    18.5%     (3.5%)     13.8%     9.8%
Investment Income Ratio............      1.7%      0.3%     1.6%       0.1%      0.1%       --

SERIES V POLICIES (e)
Net Assets.........................   $ 1,124   $   462   $   77    $   467   $   311   $   62
Units Outstanding..................        79        33        7         40        26        6
Variable Accumulation Unit Value...   $ 14.16   $ 13.87   $11.67    $ 11.40   $ 11.86   $10.47
Total Return.......................      2.1%     18.8%    16.7%     (3.9%)     13.3%     4.7%
Investment Income Ratio............      1.9%      0.3%     2.3%       0.1%      0.1%       --

SERIES VI POLICIES (f)
Net Assets.........................   $ 9,540   $ 7,136   $  854    $ 6,950   $ 5,019   $1,622
Units Outstanding..................       654       499       68        582       405      148
Variable Accumulation Unit Value...   $ 14.57   $ 14.26   $11.98    $ 11.88   $ 12.35   $10.90
Total Return.......................      2.2%     19.0%    19.8%     (3.8%)     13.3%     9.0%
Investment Income Ratio............      1.6%      0.3%     2.0%       0.1%      0.1%       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                        T. ROWE PRICE                                        VAN ECK
                           EQUITY                                           WORLDWIDE
                      INCOME PORTFOLIO                                     HARD ASSETS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


      $124,889  $149,810  $150,117  $144,311  $117,894  $144,461   $94,179   $66,110   $19,773   $10,239
         7,348     8,977    10,552    10,397     9,625     3,524     3,296     2,840     1,271       805
      $  16.99  $  16.69  $  14.22  $  13.88  $  12.25  $  40.93   $ 28.55   $ 23.26   $ 15.55   $ 12.72
          1.8%     17.3%      2.5%     13.3%     23.7%     43.3%     22.8%     49.6%     22.3%     43.1%
          1.7%      1.6%      1.6%      1.6%      1.7%      0.1%      0.1%      0.2%      0.3%      0.4%


      $  1,615  $  1,548  $  1,231  $  1,478  $  1,524  $  8,507   $ 3,245   $ 1,299   $   292   $   190
           101        98        91       112       130       209       115        56        19        15
      $  16.13  $  15.86  $  13.54  $  13.24  $  11.70  $  40.36   $ 28.20   $ 23.01   $ 15.41   $ 12.62
          1.7%     17.1%      2.3%     13.2%     23.6%     43.1%     22.6%     49.3%     22.1%     42.8%
          1.7%      1.6%      1.5%      1.6%      1.7%      0.1%        --      0.2%      0.3%      0.3%


      $ 51,770  $ 59,049  $ 54,289  $ 50,653  $ 41,615  $105,879   $77,460   $53,056   $16,224   $ 5,745
         3,284     3,811     4,097     3,910     3,633     2,593     2,712     2,279     1,040       449
      $  15.76  $  15.51  $  13.25  $  12.95  $  11.45  $  40.82   $ 28.54   $ 23.29   $ 15.61   $ 12.79
          1.6%     17.1%      2.3%     13.1%     23.5%     43.1%     22.5%     49.3%     22.0%     42.8%
          1.7%      1.6%      1.6%      1.6%      1.8%      0.1%      0.1%      0.2%      0.3%      0.4%


      $ 15,378  $ 16,286  $ 14,572  $ 13,286  $ 11,020  $ 89,912   $50,508   $27,352   $ 7,059   $ 1,461
         1,093     1,176     1,236     1,154     1,084     2,324     1,871     1,242       480       121
      $  14.07  $  13.83  $  11.79  $  11.51  $  10.17  $  38.67   $ 26.99   $ 22.00   $ 14.71   $ 12.04
          1.8%     17.3%      2.4%     13.3%     23.7%     43.3%     22.7%     49.5%     22.2%     43.0%
          1.7%      1.6%      1.6%      1.6%      1.9%      0.1%      0.1%      0.2%      0.2%      0.3%


      $    266  $    495  $    661  $    634  $    461  $  4,747   $ 2,738   $ 1,221   $   371   $    63
            19        36        55        54        45        99        81        44        20         4
      $  14.11  $  13.92  $  11.92  $  11.68  $  10.36  $  48.17   $ 33.76   $ 27.62   $ 18.55   $ 15.24
          1.4%     16.8%      2.0%     12.8%     23.2%     42.7%     22.2%     48.9%     21.7%     52.4%
          1.5%      1.5%      1.6%      1.6%      1.9%      0.1%        --      0.2%      0.1%        --


      $     --  $     --  $     --  $     --  $     --  $ 71,046   $39,009   $20,900   $ 4,069   $   348
            --        --        --        --        --     1,667     1,306       853       249        26
      $     --  $     --  $     --  $     --  $     --  $  42.57   $ 29.80   $ 24.36   $ 16.35   $ 13.42
            --        --        --        --        --     42.8%     22.3%     49.0%     21.8%     34.2%
            --        --        --        --        --      0.1%      0.1%      0.2%      0.1%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                      VAN KAMPEN UIF
                                                     EMERGING MARKETS
                                                      EQUITY--CLASS I
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $91,476   $77,264   $56,637   $39,055   $33,055
Units Outstanding..................     2,910     3,407     3,378     3,076     3,161
Variable Accumulation Unit Value...   $ 31.39   $ 22.66   $ 16.76   $ 12.70   $ 10.46
Total Return.......................     38.5%     35.2%     32.0%     21.4%     47.6%
Investment Income Ratio............      0.4%      0.8%      0.4%      0.7%        --

SERIES II POLICIES (b)
Net Assets.........................   $   436   $   830   $   570   $   164   $   697
Units Outstanding..................        19        51        47        18        92
Variable Accumulation Unit Value...   $ 22.55   $ 16.30   $ 12.07   $  9.15   $  7.55
Total Return.......................     38.3%     35.1%     31.8%     21.2%     47.4%
Investment Income Ratio............      0.5%      0.8%      0.3%      0.6%        --

SERIES III POLICIES (c)
Net Assets.........................   $27,213   $20,872   $13,590   $ 7,050   $ 5,409
Units Outstanding..................     1,041     1,103       973       663       617
Variable Accumulation Unit Value...   $ 26.12   $ 18.90   $ 14.00   $ 10.63   $  8.77
Total Return.......................     38.2%     35.0%     31.7%     21.2%     47.3%
Investment Income Ratio............      0.4%      0.8%      0.4%      0.7%        --

SERIES IV POLICIES (d)
Net Assets.........................   $ 7,541   $ 5,612   $ 3,772   $ 1,965   $ 1,279
Units Outstanding..................       217       223       203       139       110
Variable Accumulation Unit Value...   $ 34.80   $ 25.14   $ 18.60   $ 14.10   $ 11.62
Total Return.......................     38.4%     35.2%     31.9%     21.3%     47.5%
Investment Income Ratio............      0.4%      0.7%      0.4%      0.7%        --

SERIES V POLICIES (e)
Net Assets.........................   $   260   $   151   $   112   $    57   $    19
Units Outstanding..................         6         5         5         3         1
Variable Accumulation Unit Value...   $ 44.08   $ 31.97   $ 23.75   $ 18.07   $ 14.95
Total Return.......................     37.9%     34.6%     31.4%     20.9%     49.5%
Investment Income Ratio............      0.3%      0.9%      0.4%      0.7%        --

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (This page intentionally left blank)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------








                                              MAINSTAY VP                             MAINSTAY VP
                                              BALANCED--                                BOND--
                                             SERVICE CLASS                           SERVICE CLASS
                                     ----------------------------  ------------------------------------------------
                                       2007      2006      2005      2007      2006      2005      2004      2003
                                     ------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $43,180   $46,803   $32,603   $17,119   $13,611   $11,334   $ 7,474   $2,929
Units Outstanding..................     3,754     4,111     3,115     1,553     1,297     1,110       737      296
Variable Accumulation Unit Value...   $ 11.51   $ 11.38   $ 10.46   $ 10.99   $ 10.49   $ 10.20   $ 10.15   $ 9.91
Total Return.......................      1.1%      8.9%      4.6%      4.8%      2.8%      0.5%      2.4%    (0.9%)
Investment Income Ratio............      2.0%      2.0%      1.7%      3.8%      1.1%      3.7%      4.8%    13.3%

SERIES II POLICIES (b)
Net Assets.........................   $ 3,820   $ 3,074   $ 1,467   $ 4,131   $   858   $   349   $     5   $   --
Units Outstanding..................       334       272       136       373        83        35         1       --
Variable Accumulation Unit Value...   $ 11.43   $ 11.32   $ 10.41   $ 10.80   $ 10.33   $ 10.06   $ 10.02   $   --
Total Return.......................      1.0%      8.7%      4.1%      4.6%      2.7%      0.3%      0.2%       --
Investment Income Ratio............      2.2%      2.2%      3.0%      5.9%      1.4%      7.8%     48.1%       --

SERIES III POLICIES (c)
Net Assets.........................   $33,230   $29,963   $19,146   $27,639   $24,795   $24,637   $19,603   $6,344
Units Outstanding..................     2,897     2,638     1,825     2,528     2,380     2,427     1,936      640
Variable Accumulation Unit Value...   $ 11.45   $ 11.35   $ 10.44   $ 10.90   $ 10.42   $ 10.15   $ 10.12   $ 9.91
Total Return.......................      0.9%      8.7%      4.4%      4.6%      2.6%      0.3%      2.2%    (0.9%)
Investment Income Ratio............      2.0%      2.0%      2.2%      3.7%      1.0%      3.4%      4.8%    17.1%

SERIES IV POLICIES (d)
Net Assets.........................   $31,073   $24,827   $13,881   $31,506   $26,094   $23,266   $16,738   $5,867
Units Outstanding..................     2,704     2,181     1,320     2,865     2,488     2,275     1,649      592
Variable Accumulation Unit Value...   $ 11.50   $ 11.38   $ 10.45   $ 10.97   $ 10.48   $ 10.19   $ 10.15   $ 9.92
Total Return.......................      1.1%      8.8%      4.5%      4.7%      2.8%      0.4%      2.3%    (0.8%)
Investment Income Ratio............      2.1%      2.1%      2.3%      3.7%      1.1%      3.5%      5.0%    15.6%

SERIES V POLICIES (e)
Net Assets.........................   $ 2,238   $ 2,054   $ 1,509   $ 3,466   $ 2,662   $ 2,429   $ 1,362   $  407
Units Outstanding..................       196       181       144       323       260       242       136       41
Variable Accumulation Unit Value...   $ 11.41   $ 11.34   $ 10.46   $ 10.70   $ 10.26   $ 10.02   $ 10.02   $ 9.83
Total Return.......................      0.7%      8.4%      4.6%      4.3%      2.4%        --      1.9%    (1.7%)
Investment Income Ratio............      2.0%      2.2%      1.8%      3.9%      1.0%      3.7%      5.2%    14.8%

SERIES VI POLICIES (f)
Net Assets.........................   $23,879   $22,364   $13,375   $20,338   $15,506   $14,340   $ 9,200   $3,343
Units Outstanding..................     2,093     1,975     1,275     1,878     1,497     1,415       912      338
Variable Accumulation Unit Value...   $ 11.41   $ 11.32   $ 10.43   $ 10.81   $ 10.36   $ 10.11   $ 10.09   $ 9.89
Total Return.......................      0.8%      8.5%      4.3%      4.4%      2.5%      0.1%      2.0%    (1.1%)
Investment Income Ratio............      2.0%      2.1%      2.2%      4.0%      1.0%      3.7%      5.2%    14.5%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                                                                              MAINSTAY VP
                         MAINSTAY VP                                       MAINSTAY VP                       CONSERVATIVE
                   CAPITAL APPRECIATION--                                COMMON STOCK--                      ALLOCATION--
                        SERVICE CLASS                                     SERVICE CLASS                      SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------  ------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003      2007      2006
      ----------------------------------------------------------------------------------------------------------------------


       $12,301   $10,744   $ 9,595   $ 7,459   $2,760    $11,644   $ 9,997   $ 7,104   $ 4,810   $1,842    $33,968   $17,229
           888       859       788       653      248        745       662       539       387      162      3,010     1,612
       $ 13.83   $ 12.51   $ 12.17   $ 11.42   $11.15    $ 15.61   $ 15.09   $ 13.17   $ 12.44   $11.40    $ 11.28   $ 10.66
         10.6%      2.7%      6.6%      2.5%    11.5%       3.4%     14.6%      5.9%      9.1%    14.0%       5.7%      6.6%
            --      0.2%        --      0.1%     0.5%       1.1%      0.5%      1.0%      1.6%     3.7%       3.3%      1.9%

       $   601   $   208   $    78   $     6   $   --    $ 1,029   $   384   $    34   $    --   $   --    $ 9,873   $ 1,967
            48        18         7         1       --         82        32         3        --       --        879       179
       $ 12.43   $ 11.26   $ 10.98   $ 10.31   $   --    $ 12.45   $ 12.05   $ 10.54   $ 10.00   $   --    $ 11.21   $ 10.62
         10.4%      2.6%      6.4%      3.1%       --       3.3%     14.4%      5.4%        --       --       5.6%      6.2%
            --      0.2%        --      0.8%       --       1.3%      0.8%      2.7%        --       --       4.7%      2.0%

       $16,119   $16,850   $17,835   $16,081   $5,334    $15,905   $15,284   $12,796   $10,274   $3,094    $25,713   $ 9,793
         1,164     1,341     1,456     1,396      474      1,032     1,021       981       832      273      2,285       919
       $ 13.86   $ 12.56   $ 12.25   $ 11.52   $11.26    $ 15.39   $ 14.91   $ 13.04   $ 12.34   $11.34    $ 11.23   $ 10.65
         10.3%      2.5%      6.4%      2.2%    12.6%       3.2%     14.4%      5.7%      8.9%    13.4%       5.5%      6.5%
            --      0.2%        --      0.1%     0.6%       1.1%      0.4%      0.9%      1.7%     4.1%       3.6%      1.9%

       $11,935   $11,896   $11,771   $10,571   $4,522    $21,137   $17,491   $14,034   $10,070   $3,340    $21,458   $ 7,239
           865       953       968       926      406      1,358     1,161     1,063       810      293      1,906       681
       $ 13.79   $ 12.48   $ 12.16   $ 11.41   $11.14    $ 15.57   $ 15.06   $ 13.15   $ 12.43   $11.40    $ 11.19   $ 10.58
         10.5%      2.7%      6.6%      2.4%    11.4%       3.4%     14.5%      5.8%      9.0%    14.0%       5.7%      5.8%
            --      0.2%        --      0.1%     0.5%       1.1%      0.4%      0.9%      1.7%     3.4%       3.6%      2.3%

       $   517   $   553   $   554   $   429   $   86    $   560   $   449   $   309   $   213   $   38    $ 2,745   $   962
            39        46        47        38        8         37        30        24        17        3        246        91
       $ 13.37   $ 12.14   $ 11.88   $ 11.20   $10.98    $ 15.22   $ 14.78   $ 12.96   $ 12.29   $11.32    $ 11.15   $ 10.59
         10.1%      2.2%      6.1%      2.0%     9.8%       3.0%     14.1%      5.4%      8.6%    13.2%       5.3%      5.9%
            --      0.2%        --      0.1%     1.3%       1.1%      0.5%      0.9%      1.6%     2.4%       3.8%      2.9%

       $10,236   $11,233   $11,667   $ 8,794   $2,186    $12,001   $10,391   $ 7,321   $ 5,161   $1,484    $23,484   $ 8,859
           752       909       967       774      197        781       697       561       417      130      2,114       837
       $ 13.61   $ 12.35   $ 12.06   $ 11.36   $11.12    $ 15.36   $ 14.90   $ 13.05   $ 12.37   $11.38    $ 11.10   $ 10.54
         10.2%      2.4%      6.2%      2.1%    11.2%       3.1%     14.2%      5.5%      8.7%    13.8%       5.4%      5.4%
            --      0.2%        --      0.1%     0.5%       1.1%      0.5%      1.0%      1.8%     3.4%       3.8%      2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                     MAINSTAY VP                                  MAINSTAY VP
                                                    CONVERTIBLE--                             DEVELOPING GROWTH--
                                                    SERVICE CLASS                                SERVICE CLASS
                                     -------------------------------------------  -------------------------------------------
                                       2007     2006     2005     2004     2003     2007     2006     2005     2004     2003
                                     ----------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $20,596  $16,277  $13,293  $10,142   $3,817  $ 8,014   $4,675   $3,145   $1,949   $  637
Units Outstanding..................    1,392    1,248    1,105      884      347      404      316      235      161       55
Variable Accumulation Unit Value...  $ 14.77  $ 13.07  $ 12.03  $ 11.48   $10.99  $ 19.79   $14.78   $13.34   $12.11   $11.63
Total Return.......................    13.0%     8.6%     4.9%     4.4%     9.9%    33.9%    10.8%    10.2%     4.1%    16.3%
Investment Income Ratio............     2.2%     2.4%     1.5%     2.4%     8.3%       --       --       --       --       --

SERIES II POLICIES (b)
Net Assets.........................  $ 3,778  $ 1,298  $   358  $    24   $   --  $ 1,216   $  151   $   45   $    3   $   --
Units Outstanding..................      282      113       34        2       --       74       12        4       --       --
Variable Accumulation Unit Value...  $ 12.94  $ 11.47  $ 10.58  $ 10.11   $   --  $ 16.27   $12.17   $11.00   $10.00   $   --
Total Return.......................    12.8%     8.4%     4.7%     1.1%       --    33.7%    10.6%    10.0%       --       --
Investment Income Ratio............     2.9%     3.2%     4.8%    58.1%       --       --       --       --       --       --

SERIES III POLICIES (c)
Net Assets.........................  $33,759  $28,651  $25,860  $23,424   $7,798  $10,746   $7,058   $6,081   $4,769   $1,458
Units Outstanding..................    2,296    2,198    2,151    2,039      707      555      487      465      400      127
Variable Accumulation Unit Value...  $ 14.70  $ 13.03  $ 12.02  $ 11.49   $11.03  $ 19.36   $14.49   $13.11   $11.92   $11.47
Total Return.......................    12.8%     8.4%     4.7%     4.2%    10.3%    33.6%    10.6%    10.0%     3.9%    14.7%
Investment Income Ratio............     2.2%     2.3%     1.4%     2.5%     9.0%       --       --       --       --       --

SERIES IV POLICIES (d)
Net Assets.........................  $37,117  $30,765  $25,647  $20,014   $7,040  $10,779   $6,753   $5,606   $4,310   $1,358
Units Outstanding..................    2,529    2,370    2,141    1,754      644      542      458      421      357      117
Variable Accumulation Unit Value...  $ 14.66  $ 12.98  $ 11.96  $ 11.41   $10.94  $ 19.73   $14.74   $13.31   $12.09   $11.62
Total Return.......................    12.9%     8.6%     4.8%     4.3%     9.4%    33.8%    10.7%    10.1%     4.1%    16.2%
Investment Income Ratio............     2.2%     2.4%     1.5%     2.5%     8.5%       --       --       --       --       --

SERIES V POLICIES (e)
Net Assets.........................  $ 2,407  $ 1,829  $ 1,608  $ 1,466   $  533  $   630   $  266   $  232   $  170   $   64
Units Outstanding..................      167      143      136      129       49       33       19       18       14        6
Variable Accumulation Unit Value...  $ 14.39  $ 12.80  $ 11.84  $ 11.34   $10.91  $ 19.07   $14.31   $12.97   $11.83   $11.41
Total Return.......................    12.5%     8.1%     4.4%     3.9%     9.1%    33.3%    10.3%     9.7%     3.6%    14.1%
Investment Income Ratio............     2.2%     2.3%     1.4%     2.4%     9.5%       --       --       --       --       --

SERIES VI POLICIES (f)
Net Assets.........................  $25,017  $19,713  $16,730  $12,642   $3,430  $ 8,745   $4,415   $3,248   $2,228   $  721
Units Outstanding..................    1,738    1,545    1,418    1,120      316      441      298      242      182       61
Variable Accumulation Unit Value...  $ 14.37  $ 12.76  $ 11.79  $ 11.28   $10.85  $ 19.74   $14.80   $13.40   $12.21   $11.77
Total Return.......................    12.6%     8.2%     4.5%     4.0%     8.5%    33.4%    10.4%     9.8%     3.7%    17.7%
Investment Income Ratio............     2.2%     2.4%     1.5%     2.8%     9.2%       --       --       --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





               MAINSTAY VP                             MAINSTAY VP                        MAINSTAY VP
             FLOATING RATE--                          GOVERNMENT--                     GROWTH ALLOCATION
              SERVICE CLASS                           SERVICE CLASS                      SERVICE CLASS
      ----------------------------  ------------------------------------------------  ------------------
        2007      2006      2005      2007      2006      2005      2004      2003      2007      2006
      --------------------------------------------------------------------------------------------------


       $50,519   $66,344   $36,518   $12,747   $10,264   $ 8,799   $ 6,080   $2,651    $31,812   $16,922
         4,749     6,301     3,612     1,190     1,005       881       614      272      2,631     1,524
       $ 10.62   $ 10.52   $ 10.10   $ 10.71   $ 10.21   $  9.97   $  9.91   $ 9.75    $ 12.03   $ 11.08
          0.9%      4.2%      1.0%      4.9%      2.4%      0.7%      1.6%    (2.5%)      8.6%     10.8%
          6.3%      6.1%      4.5%      5.0%      0.9%      3.6%      5.6%    14.3%       1.2%      1.4%


       $14,728   $ 8,414   $ 4,001   $ 2,056   $   436   $   316   $     5   $   --    $ 1,602   $   571
         1,383       797       373       177        42        30        --       --        138        53
       $ 10.63   $ 10.56   $ 10.14   $ 10.78   $ 10.28   $ 10.06   $ 10.01   $   --    $ 11.64   $ 10.73
          0.7%      4.1%      1.4%      4.8%      2.2%      0.5%      0.1%       --       8.4%      7.3%
          6.3%      6.1%      4.9%      6.7%      1.0%      6.8%     86.3%       --       1.4%      1.6%


       $51,296   $41,204   $13,041   $18,224   $17,078   $16,243   $12,875   $4,087    $16,106   $ 7,010
         4,851     3,923     1,272     1,723     1,691     1,645     1,310      422      1,369       646
       $ 10.56   $ 10.49   $ 10.08   $ 10.57   $ 10.09   $  9.88   $  9.83   $ 9.69    $ 11.76   $ 10.85
          0.7%      4.0%      0.8%      4.7%      2.1%      0.5%      1.4%    (3.1%)      8.4%      8.5%
          6.3%      6.2%      4.7%      4.9%      0.9%      3.3%      5.7%    18.2%       1.3%      1.4%


       $52,122   $35,265   $10,796   $19,355   $16,646   $14,766   $11,256   $4,147    $19,362   $11,086
         4,908     3,353     1,052     1,804     1,630     1,481     1,136      425      1,606       999
       $ 10.60   $ 10.52   $ 10.09   $ 10.70   $ 10.20   $  9.97   $  9.91   $ 9.76    $ 12.02   $ 11.07
          0.8%      4.2%      0.9%      4.9%      2.3%      0.6%      1.6%    (2.4%)      8.6%     10.7%
          6.3%      6.1%      4.8%      4.8%      0.9%      3.4%      5.6%    16.5%       1.2%      1.4%


       $ 3,333   $ 3,441   $ 1,686   $ 2,733   $ 1,626   $ 1,257   $   706   $  421    $   999   $   686
           312       318       164       260       162       127        72       43         86        64
       $ 10.69   $ 10.64   $ 10.25   $ 10.51   $ 10.06   $  9.87   $  9.85   $ 9.74    $ 11.64   $ 10.77
          0.4%      3.8%      2.5%      4.5%      1.9%      0.2%      1.2%    (2.6%)      8.1%      7.7%
          6.3%      6.1%      4.7%      5.6%      1.0%      3.8%      5.1%    14.0%       1.1%      1.2%


       $33,142   $25,234   $11,829   $13,450   $ 9,551   $ 8,125   $ 4,800   $1,800    $14,582   $ 5,801
         3,133     2,411     1,145     1,276       948       818       487      185      1,252       511
       $ 10.58   $ 10.52   $ 10.13   $ 10.54   $ 10.08   $  9.88   $  9.85   $ 9.73    $ 11.64   $ 10.76
          0.5%      3.9%      1.3%      4.6%      2.0%      0.3%      1.3%    (2.7%)      8.2%      7.6%
          6.3%      6.1%      4.8%      5.2%      0.9%      3.8%      5.6%    16.2%       1.3%      1.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                        MAINSTAY VP
                                                HIGH YIELD CORPORATE BOND--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................  $ 76,442  $ 65,778  $ 50,262  $ 33,434  $ 10,501
Units Outstanding..................     5,387     4,654     3,920     2,643       920
Variable Accumulation Unit Value...  $  14.20  $  14.12  $  12.81   $ 12.65   $ 11.41
Total Return.......................      0.6%     10.2%      1.2%     10.9%     14.1%
Investment Income Ratio............      6.8%      2.0%      6.8%     10.1%     26.0%

SERIES II POLICIES (b)
Net Assets.........................  $ 13,752  $  6,351  $  2,500   $    64   $    --
Units Outstanding..................     1,206       552       242         6        --
Variable Accumulation Unit Value...  $  11.38  $  11.32  $  10.29   $ 10.18   $    --
Total Return.......................      0.5%     10.0%      1.1%      1.8%        --
Investment Income Ratio............      7.9%      2.8%     12.6%     87.4%        --

SERIES III POLICIES (c)
Net Assets.........................  $135,741  $134,191  $117,498   $94,871   $28,302
Units Outstanding..................     9,684     9,605     9,264     7,556     2,495
Variable Accumulation Unit Value...  $  14.01  $  13.95  $  12.69   $ 12.56   $ 11.35
Total Return.......................      0.4%     10.0%      1.0%     10.7%     13.5%
Investment Income Ratio............      6.6%      1.9%      6.4%     10.2%     30.0%

SERIES IV POLICIES (d)
Net Assets.........................  $138,150  $123,311  $103,496   $76,786   $25,512
Units Outstanding..................     9,688     8,698     8,052     6,041     2,224
Variable Accumulation Unit Value...  $  14.25  $  14.17  $  12.86   $ 12.71   $ 11.47
Total Return.......................      0.6%     10.1%      1.2%     10.8%     14.7%
Investment Income Ratio............      6.8%      1.9%      6.4%     10.0%     26.4%

SERIES V POLICIES (e)
Net Assets.........................  $ 11,504  $ 12,883  $ 11,657   $ 8,737   $ 2,901
Units Outstanding..................       827       929       922       697       255
Variable Accumulation Unit Value...  $  13.90  $  13.87  $  12.64   $ 12.54   $ 11.36
Total Return.......................      0.2%      9.7%      0.8%     10.4%     13.6%
Investment Income Ratio............      6.1%      1.8%      6.5%     10.2%     27.0%

SERIES VI POLICIES (f)
Net Assets.........................  $ 91,960  $ 81,548  $ 64,705   $39,920   $ 9,211
Units Outstanding..................     6,578     5,835     5,086     3,173       809
Variable Accumulation Unit Value...  $  13.98  $  13.94  $  12.69   $ 12.58   $ 11.39
Total Return.......................      0.3%      9.8%      0.9%     10.5%     13.9%
Investment Income Ratio............      6.7%      2.0%      7.2%     11.7%     29.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP                                       MAINSTAY VP
                    ICAP SELECT EQUITY--                                INCOME & GROWTH--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $18,509   $ 6,252   $4,281    $3,119    $  821      $--     $5,402    $3,830    $2,450    $  503
         1,166       413      332       251        73       --        372       302       200        45
       $ 15.87   $ 15.10   $12.87    $12.40    $11.32      $--     $14.53    $12.64    $12.27    $11.07
          5.1%     17.3%     3.8%      9.6%     13.2%       --      14.9%      3.0%     10.8%     10.7%
          0.6%      0.1%     0.9%      1.2%      2.7%       --       0.5%      1.2%      2.8%      5.6%


       $ 4,483   $   327   $   37    $   --    $   --      $--     $  613    $  311    $   13    $   --
           340        27        3        --        --       --         51        30         1        --
       $ 12.94   $ 12.33   $10.53    $10.00    $   --      $--     $11.97    $10.43    $10.14    $   --
          5.0%     17.2%     5.3%        --        --       --      14.8%      2.9%      1.4%        --
          0.7%      0.3%     3.1%        --        --       --       0.6%      1.6%     63.6%        --


       $25,973   $ 9,830   $7,357    $6,678    $1,807      $--     $9,524    $8,051    $5,324    $1,437
         1,652       656      576       541       160       --        641       622       423       126
       $ 15.70   $ 14.97   $12.78    $12.34    $11.29      $--     $14.84    $12.94    $12.59    $11.38
          4.9%     17.1%     3.5%      9.3%     12.9%       --      14.7%      2.8%     10.6%     13.8%
          0.6%      0.1%     0.8%      1.1%      2.9%       --       0.5%      1.2%      2.6%      6.1%


       $30,523   $11,038   $7,259    $5,699    $2,039      $--     $9,406    $7,628    $5,136    $1,389
         1,926       732      563       461       181       --        634       590       410       123
       $ 15.80   $ 15.04   $12.82    $12.37    $11.29      $--     $14.83    $12.91    $12.53    $11.32
          5.1%     17.3%     3.7%      9.5%     12.9%       --      14.9%      3.0%     10.8%     13.2%
            --        --     0.8%      1.1%      2.8%       --       0.5%      1.1%      2.5%      5.3%


       $ 2,136   $   962   $  686    $  551    $  133      $--     $  826    $  553    $  292    $   24
           138        65       54        45        12       --         57        44        24         2
       $ 15.43   $ 14.75   $12.62    $12.22    $11.21      $--     $14.49    $12.67    $12.35    $11.19
          4.6%     16.8%     3.3%      9.1%     12.1%       --      14.4%      2.6%     10.3%     11.9%
            --        --     0.8%      1.2%      5.2%       --       0.6%      1.3%      3.0%      4.4%


       $23,613   $ 7,661   $4,536    $3,804    $  907      $--     $8,151    $6,954    $3,499    $  600
         1,513       514      353       309        80       --        559       546       282        53
       $ 15.60   $ 14.89   $12.73    $12.32    $11.28      $--     $14.59    $12.73    $12.40    $11.23
          4.7%     16.9%     3.4%      9.2%     12.8%       --      14.5%      2.7%     10.4%     12.3%
          0.6%      0.2%     0.8%      1.0%      2.8%       --       0.5%      1.3%      3.2%      5.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                     MAINSTAY VP
                                                INTERNATIONAL EQUITY--
                                                    SERVICE CLASS
                                     -------------------------------------------
                                       2007     2006     2005     2004     2003
                                     -------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $34,716  $24,928  $12,520  $ 5,975   $1,340
Units Outstanding..................    1,806    1,339      869      441      114
Variable Accumulation Unit Value...  $ 19.19  $ 18.59  $ 14.39  $ 13.55   $11.74
Total Return.......................     3.2%    29.2%     6.3%    15.4%    17.4%
Investment Income Ratio............     0.6%     0.2%     2.0%     1.3%     6.9%

SERIES II POLICIES (b)
Net Assets.........................  $ 5,359  $ 2,397  $   626  $     8   $   --
Units Outstanding..................      372      172       56        1       --
Variable Accumulation Unit Value...  $ 14.38  $ 13.95  $ 10.82  $ 10.19   $   --
Total Return.......................     3.1%    29.0%     6.1%     1.9%       --
Investment Income Ratio............     0.7%     0.3%     4.1%    10.9%       --

SERIES III POLICIES (c)
Net Assets.........................  $50,876  $44,302  $26,887  $16,793   $2,933
Units Outstanding..................    2,712    2,432    1,907    1,262      254
Variable Accumulation Unit Value...  $ 18.73  $ 18.18  $ 14.11  $ 13.30   $11.55
Total Return.......................     3.0%    28.9%     6.0%    15.2%    15.5%
Investment Income Ratio............     0.6%     0.2%     1.8%     1.4%     8.0%

SERIES IV POLICIES (d)
Net Assets.........................  $62,627  $50,013  $26,069  $13,748   $2,849
Units Outstanding..................    3,303    2,724    1,829    1,027      246
Variable Accumulation Unit Value...  $ 18.93  $ 18.35  $ 14.21  $ 13.38   $11.60
Total Return.......................     3.2%    29.1%     6.2%    15.4%    16.0%
Investment Income Ratio............     0.6%     0.2%     2.0%     1.3%     6.6%

SERIES V POLICIES (e)
Net Assets.........................  $ 4,100  $ 2,996  $ 1,609  $   684   $   78
Units Outstanding..................      226      170      117       53        7
Variable Accumulation Unit Value...  $ 18.11  $ 17.63  $ 13.71  $ 12.96   $11.28
Total Return.......................     2.8%    28.6%     5.8%    14.9%    12.8%
Investment Income Ratio............     0.6%     0.2%     2.2%     1.5%    11.7%

SERIES VI POLICIES (f)
Net Assets.........................  $43,867  $37,864  $17,356  $ 7,562   $1,381
Units Outstanding..................    2,390    2,118    1,251      578      121
Variable Accumulation Unit Value...  $ 18.34  $ 17.83  $ 13.85  $ 13.08   $11.37
Total Return.......................     2.9%    28.7%     5.9%    15.0%    13.7%
Investment Income Ratio............     0.5%     0.2%     2.1%     1.5%     7.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP                                       MAINSTAY VP
                     LARGE CAP GROWTH--                                  MID CAP CORE--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $ 8,089   $4,851    $3,045    $2,041    $  820    $22,217   $18,032  $ 11,966   $ 5,876   $1,477
           586      419       278       191        74      1,176       986       740       414      125
       $ 13.79   $11.56    $10.96    $10.67    $11.11    $ 18.88   $ 18.28  $  16.17   $ 14.19   $11.80
         19.4%     5.5%      2.7%     (3.9%)    11.1%       3.3%     13.1%     14.0%     20.2%    18.0%
            --       --        --      0.1%      0.4%       0.2%        --      0.5%      0.5%     1.2%


       $ 1,146   $  295    $   72    $   --    $   --    $ 2,509   $   973  $    349   $    11   $   --
            77       25         6        --        --        186        74        28         1       --
       $ 14.21   $11.92    $11.32    $10.00    $   --    $ 13.51   $ 13.09  $  11.60   $ 10.19   $   --
         19.2%     5.3%     13.2%        --        --       3.2%     12.9%     13.8%      1.9%       --
            --       --        --        --        --       0.3%        --      1.1%      3.1%       --


       $12,888   $8,805    $6,797    $6,358    $2,737    $29,030   $27,464  $ 21,987   $13,092   $2,774
           943      768       624       598       247      1,557     1,522     1,375       931      237
       $ 13.65   $11.46    $10.89    $10.63    $11.08    $ 18.60   $ 18.04  $  15.99   $ 14.06   $11.72
         19.1%     5.3%      2.5%     (4.1%)    10.8%       3.1%     12.8%     13.7%     20.0%    17.2%
            --       --        --        --      0.4%       0.2%        --      0.4%      0.5%     1.4%


       $15,201   $9,704    $5,526    $5,116    $2,233    $33,257   $27,704  $19,6780   $10,128   $2,677
         1,099      842       505       480       201      1,774     1,527     1,220       719      228
       $ 13.75   $11.52    $10.93    $10.65    $11.09    $ 18.73   $ 18.14  $  16.05   $ 14.09   $11.73
         19.3%     5.4%      2.6%     (4.0%)    10.9%       3.3%     13.0%     13.9%     20.1%    17.3%
            --       --        --        --      0.3%       0.2%        --      0.5%      0.5%     1.2%


       $   999   $  613    $  453    $  272    $   60    $ 2,168   $ 2,092  $  1,543   $   656   $  183
            76       55        43        26         6        117       116        96        47       16
       $ 13.13   $11.05    $10.53    $10.30    $10.77    $ 18.51   $ 18.00  $  15.99   $ 14.09   $11.78
         18.8%     5.0%      2.2%     (4.3%)     7.7%       2.8%     12.6%     13.5%     19.7%    17.8%
            --       --        --      0.1%      0.5%       0.2%        --      0.5%      0.5%     3.0%


       $11,767   $6,145    $3,647    $2,723    $1,265    $26,914   $24,573  $ 18,737   $ 7,802   $1,319
           865      538       337       257       114      1,465     1,376     1,183       560      113
       $ 13.55   $11.39    $10.84    $10.59    $11.06    $ 18.37   $ 17.84  $  15.83   $ 13.94   $11.64
         18.9%     5.1%      2.3%     (4.2%)    10.6%       2.9%     12.7%     13.6%     19.8%    16.4%
            --       --        --      0.1%      0.3%       0.2%        --      0.5%      0.6%     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                     MAINSTAY VP                                  MAINSTAY VP
                                                   MID CAP GROWTH--                             MID CAP VALUE--
                                                    SERVICE CLASS                                SERVICE CLASS
                                     -------------------------------------------  -------------------------------------------
                                       2007     2006     2005     2004     2003     2007     2006     2005     2004     2003
                                     ----------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $30,018  $23,982  $18,597  $ 9,510   $2,376  $27,197  $24,729  $18,099  $ 9,220   $2,399
Units Outstanding..................    1,460    1,334    1,104      653      197    1,788    1,582    1,298      688      207
Variable Accumulation Unit Value...  $ 20.52  $ 18.02  $ 16.77  $ 14.56   $12.07  $ 15.20  $ 15.64  $ 13.94  $ 13.41   $11.60
Total Return.......................    13.9%     7.4%    15.2%    20.6%    20.7%   (2.8%)    12.2%     4.0%    15.6%    16.0%
Investment Income Ratio............       --       --       --       --       --     0.9%       --     0.7%     1.1%     3.4%

SERIES II POLICIES (b)
Net Assets.........................  $ 1,922  $   947  $   598  $     5   $   --  $ 2,489  $ 1,288  $   522  $    34   $   --
Units Outstanding..................      133       75       51        1       --      213      108       49        3       --
Variable Accumulation Unit Value...  $ 14.37  $ 12.64  $ 11.78  $ 10.24   $   --  $ 11.62  $ 11.97  $ 10.69  $ 10.29   $   --
Total Return.......................    13.7%     7.3%    15.0%     2.4%       --   (2.9%)    12.0%     3.8%     2.9%       --
Investment Income Ratio............       --       --       --       --       --     1.0%       --     1.1%     7.1%       --

SERIES III POLICIES (c)
Net Assets.........................  $39,208  $35,786  $33,555  $21,257   $5,125  $42,801  $47,112  $41,554  $25,830   $6,443
Units Outstanding..................    1,970    2,040    2,054    1,494      434    2,809    2,992    2,962    1,910      550
Variable Accumulation Unit Value...  $ 19.93  $ 17.54  $ 16.35  $ 14.23   $11.82  $ 15.24  $ 15.71  $ 14.03  $ 13.52   $11.72
Total Return.......................    13.7%     7.2%    15.0%    20.4%    18.2%   (3.0%)    12.0%     3.8%    15.4%    17.2%
Investment Income Ratio............       --       --       --       --       --     0.8%       --     0.7%     1.0%     3.8%

SERIES IV POLICIES (d)
Net Assets.........................  $42,594  $37,892  $30,962  $17,454   $5,111  $49,929  $48,022  $38,107  $21,168   $5,125
Units Outstanding..................    2,123    2,150    1,884    1,224      432    3,289    3,074    2,741    1,580      442
Variable Accumulation Unit Value...  $ 20.07  $ 17.63  $ 16.42  $ 14.26   $11.83  $ 15.17  $ 15.61  $ 13.92  $ 13.40   $11.59
Total Return.......................    13.8%     7.4%    15.1%    20.5%    18.3%   (2.8%)    12.1%     3.9%    15.6%    15.9%
Investment Income Ratio............       --       --       --       --       --     0.8%       --     0.7%     1.1%     3.5%

SERIES V POLICIES (e)
Net Assets.........................  $ 1,637  $ 1,581  $ 1,475  $   854   $  186  $ 2,020  $ 2,264  $ 1,915  $   833   $  122
Units Outstanding..................       84       92       92       61       16      136      148      140       63       11
Variable Accumulation Unit Value...  $ 19.38  $ 17.10  $ 15.98  $ 13.94   $11.61  $ 14.83  $ 15.31  $ 13.71  $ 13.25   $11.51
Total Return.......................    13.4%     7.0%    14.7%    20.1%    16.1%   (3.2%)    11.7%     3.5%    15.1%    15.1%
Investment Income Ratio............       --       --       --       --       --     0.8%       --     0.8%     1.2%     4.3%

SERIES VI POLICIES (f)
Net Assets.........................  $34,534  $27,243  $24,736  $11,705   $2,941  $29,486  $30,700  $26,504  $14,398   $2,519
Units Outstanding..................    1,710    1,531    1,485      808      244    1,974    1,988    1,915    1,080      218
Variable Accumulation Unit Value...  $ 20.20  $ 17.80  $ 16.62  $ 14.48   $12.05  $ 14.96  $ 15.44  $ 13.81  $ 13.33   $11.57
Total Return.......................    13.5%     7.1%    14.8%    20.2%    20.5%   (3.1%)    11.8%     3.6%    15.2%    15.7%
Investment Income Ratio............       --       --       --       --       --     0.8%       --     0.7%     1.3%     3.8%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP         MAINSTAY VP
           MODERATE         MODERATE GROWTH                      MAINSTAY VP
         ALLOCATION--        ALLOCATION--                      S&P 500 INDEX--
         SERVICE CLASS       SERVICE CLASS                      SERVICE CLASS
      ------------------  ------------------  ------------------------------------------------
        2007      2006      2007      2006      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------


       $54,540   $30,214   $66,815   $35,349   $49,749   $43,645   $32,438   $20,964   $ 6,828
         4,704     2,780     5,620     3,194     3,356     3,049     2,570     1,713       606
       $ 11.59   $ 10.83   $ 11.87   $ 11.03   $ 14.82   $ 14.32   $ 12.61   $ 12.24   $ 11.26
          7.0%      8.3%      7.6%     10.3%      3.5%     13.5%      3.0%      8.7%     12.6%
          2.5%      1.8%      2.0%      1.7%      1.5%      0.4%      1.2%      2.1%      4.6%

       $ 8,563   $ 2,332   $ 7,034   $ 3,820   $ 3,402   $ 1,502   $   621   $    16   $    --
           748       215       593       353       275       126        61         2        --
       $ 11.41   $ 10.68   $ 11.63   $ 10.82   $ 12.36   $ 11.96   $ 10.55   $ 10.25   $    --
          6.8%      6.8%      7.5%      8.2%      3.3%     13.4%      2.9%      2.5%        --
          3.6%      1.7%      2.0%      4.3%      1.7%      0.5%      2.8%     17.1%        --

       $40,680   $21,672   $43,548   $24,900   $65,496   $70,399   $63,957   $51,775   $13,604
         3,557     2,025     3,735     2,290     4,480     4,970     5,119     4,261     1,215
       $ 11.41   $ 10.69   $ 11.66   $ 10.85   $ 14.62   $ 14.16   $ 12.49   $ 12.15   $ 11.20
          6.7%      6.9%      7.4%      8.5%      3.3%     13.3%      2.8%      8.5%     12.0%
          2.7%      1.9%      2.0%      1.7%      1.4%      0.4%      1.1%      2.1%      5.6%

       $44,835   $21,125   $42,215   $21,832   $67,132   $64,145   $51,108   $38,290   $11,688
         3,890     1,962     3,572     1,981     4,544     4,488     4,057     3,132     1,038
       $ 11.50   $ 10.76   $ 11.80   $ 10.97   $ 14.78   $ 14.29   $ 12.59   $ 12.23   $ 11.26
          6.9%      7.6%      7.6%      9.7%      3.5%     13.5%      3.0%      8.6%     12.6%
          2.7%      2.0%      2.1%      1.8%      1.4%      0.4%      1.2%      2.1%      4.6%

       $ 4,096   $ 1,827   $ 3,059   $ 1,782   $ 4,530   $ 4,013   $ 4,000   $ 2,782   $ 1,344
           359       171       267       167       312       285       321       229       120
       $ 11.40   $ 10.70   $ 11.44   $ 10.67   $ 14.53   $ 14.10   $ 12.48   $ 12.16   $ 11.24
          6.5%      7.0%      7.1%      6.7%      3.0%     13.0%      2.6%      8.2%     12.4%
          2.8%      2.0%      2.0%      1.7%      1.4%      0.4%      1.2%      1.8%      5.1%

       $31,222   $16,309   $36,880   $15,902   $42,623   $40,283   $31,482   $18,986   $ 4,649
         2,742     1,526     3,163     1,411     2,922     2,848     2,514     1,560       414
       $ 11.38   $ 10.68   $ 11.63   $ 10.85   $ 14.58   $ 14.14   $ 12.50   $ 12.17   $ 11.24
          6.6%      6.8%      7.2%      8.5%      3.1%     13.2%      2.7%      8.3%     12.4%
          2.6%      1.5%      2.1%      1.8%      1.4%      0.4%      1.3%      2.2%      5.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                      MAINSTAY VP                                  MAINSTAY VP
                                                  SMALL CAP GROWTH--                              TOTAL RETURN--
                                                     SERVICE CLASS                                SERVICE CLASS
                                     --------------------------------------------  -------------------------------------------
                                       2007      2006     2005     2004     2003     2007     2006     2005     2004     2003
                                     -----------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $14,893  $14,783  $12,419  $ 7,815   $2,355  $10,000  $ 9,122  $ 7,820  $ 5,622   $1,835
Units Outstanding..................     1,108    1,048      921      593      192      746      720      665      501      171
Variable Accumulation Unit Value...   $ 13.43  $ 14.10  $ 13.48  $ 13.17   $12.24  $ 13.39  $ 12.66  $ 11.76  $ 11.23   $10.73
Total Return.......................    (4.8%)     4.6%     2.4%     7.6%    22.4%     5.8%     7.7%     4.7%     4.6%     7.3%
Investment Income Ratio............        --       --       --       --       --     2.1%     0.5%     1.5%     2.2%     6.8%

SERIES II POLICIES (b)
Net Assets.........................   $   612  $   359  $   215  $     6   $   --  $   409  $   161  $    14  $     1   $   --
Units Outstanding..................        58       33       20        1       --       34       14        1       --       --
Variable Accumulation Unit Value...   $ 10.45  $ 10.99  $ 10.53  $ 10.30   $   --  $ 12.00  $ 11.37  $ 10.57  $ 10.11   $   --
Total Return.......................    (4.9%)     4.4%     2.2%     3.0%       --     5.6%     7.6%     4.5%     1.1%       --
Investment Income Ratio............        --       --       --       --       --     2.8%     0.6%     2.2%       --       --

SERIES III POLICIES (c)
Net Assets.........................   $17,582  $20,801  $20,401  $16,734   $4,735  $16,167  $17,200  $16,290  $13,524   $4,276
Units Outstanding..................     1,312    1,475    1,509    1,265      384    1,219    1,372    1,394    1,209      399
Variable Accumulation Unit Value...   $ 13.41  $ 14.11  $ 13.52  $ 13.23   $12.32  $ 13.26  $ 12.57  $ 11.69  $ 11.19   $10.71
Total Return.......................    (5.0%)     4.4%     2.2%     7.4%    23.2%     5.5%     7.5%     4.5%     4.4%     7.1%
Investment Income Ratio............        --       --       --       --       --     2.0%     0.4%     1.4%     2.1%     8.3%

SERIES IV POLICIES (d)
Net Assets.........................   $20,001  $21,824  $20,161  $14,487   $4,235  $11,398  $11,226  $10,004  $ 8,502   $3,248
Units Outstanding..................     1,522    1,579    1,524    1,122      353      843      878      842      749      299
Variable Accumulation Unit Value...   $ 13.15  $ 13.81  $ 13.21  $ 12.91   $12.01  $ 13.52  $ 12.79  $ 11.88  $ 11.35   $10.86
Total Return.......................    (4.8%)     4.5%     2.3%     7.6%    20.1%     5.7%     7.6%     4.7%     4.6%     8.6%
Investment Income Ratio............        --       --       --       --       --     2.1%     0.5%     1.4%     2.1%     7.6%

SERIES V POLICIES (e)
Net Assets.........................   $   639  $   835  $   986  $   635   $   93  $   686  $   684  $   636  $   487   $  159
Units Outstanding..................        51       63       77       51        8       53       56       55       44       15
Variable Accumulation Unit Value...   $ 12.62  $ 13.31  $ 12.78  $ 12.54   $11.71  $ 12.96  $ 12.31  $ 11.48  $ 11.01   $10.57
Total Return.......................    (5.2%)     4.1%     1.9%     7.1%    17.1%     5.3%     7.2%     4.3%     4.2%     5.7%
Investment Income Ratio............        --       --       --       --       --     2.1%     0.4%     1.5%     2.2%    10.4%

SERIES VI POLICIES (f)
Net Assets.........................   $11,585  $12,311  $13,093  $ 9,643   $2,201  $ 8,801  $ 8,848  $ 8,131  $ 6,070   $2,168
Units Outstanding..................       877      884      980      736      180      678      715      706      552      205
Variable Accumulation Unit Value...   $ 13.21  $ 13.92  $ 13.36  $ 13.10   $12.21  $ 12.99  $ 12.33  $ 11.49  $ 11.01   $10.56
Total Return.......................    (5.1%)     4.2%     2.0%     7.2%    22.1%     5.4%     7.3%     4.4%     4.3%     5.6%
Investment Income Ratio............        --       --       --       --       --     2.0%     0.5%     1.5%     2.1%     7.3%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                         MAINSTAY VP                                  ALGER AMERICAN SMALL
                           VALUE--                                      CAPITALIZATION--
                        SERVICE CLASS                                    CLASS S SHARES
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $19,777   $17,301   $11,722   $ 8,003   $2,572    $12,944   $10,697   $ 5,850   $2,923    $  671
         1,274     1,121       888       633      223        592       564       364      210        55
       $ 15.52   $ 15.44   $ 13.21   $ 12.64   $11.55    $ 21.83   $ 18.93   $ 16.04   $13.95    $12.16
          0.5%     16.9%      4.5%      9.5%    15.5%      15.3%     18.1%     15.0%    14.7%     21.6%
          1.5%      0.3%      1.2%      1.4%     5.3%         --        --        --       --        --

       $ 2,203   $   868   $   191   $     6   $   --    $   848   $   404   $   130   $    7    $   --
           176        70        18         1       --         52        29        11        1        --
       $ 12.48   $ 12.44   $ 10.65   $ 10.21   $   --    $ 16.22   $ 14.09   $ 11.95   $10.41    $   --
          0.4%     16.7%      4.3%      2.1%       --      15.1%     17.9%     14.8%     4.1%        --
          1.9%      0.4%      2.8%     15.5%       --         --        --        --       --        --

       $29,554   $30,643   $24,079   $19,389   $5,058    $16,110   $14,725   $ 9,680   $6,286    $1,576
         1,929     2,003     1,841     1,546      440        745       783       609      452       130
       $ 15.31   $ 15.27   $ 13.08   $ 12.54   $11.48    $ 21.63   $ 18.80   $ 15.95   $13.90    $12.15
          0.3%     16.7%      4.3%      9.2%    14.8%      15.1%     17.8%     14.7%    14.4%     21.5%
          1.4%      0.3%      1.1%      1.4%     6.3%         --        --        --       --        --

       $29,243   $27,446   $18,870   $14,111   $4,598    $21,172   $18,893   $10,949   $5,993    $1,594
         1,862     1,753     1,409     1,101      392        977     1,003       685      432       132
       $ 15.72   $ 15.64   $ 13.39   $ 12.82   $11.72    $ 21.69   $ 18.82   $ 15.95   $13.88    $12.11
          0.5%     16.9%      4.4%      9.4%    17.2%      15.3%     18.0%     14.9%    14.6%     21.1%
          1.5%      0.3%      1.2%      1.4%     5.3%         --        --        --       --        --

       $ 1,234   $   989   $   729   $   544   $  160    $   538   $   630   $   457   $  241    $   22
            81        65        56        43       14         26        34        29       18         2
       $ 15.16   $ 15.15   $ 13.02   $ 12.51   $11.48    $ 21.09   $ 18.37   $ 15.63   $13.65    $11.96
          0.1%     16.4%      4.0%      9.0%    14.8%      14.8%     17.5%     14.5%    14.2%     19.6%
          1.5%      0.3%      1.2%      1.3%     7.5%         --        --        --       --        --

       $22,210   $21,934   $14,138   $ 8,534   $2,127    $12,425   $10,975   $ 5,548   $2,848    $  495
         1,453     1,438     1,074       679      185        578       587       348      205        41
       $ 15.28   $ 15.25   $ 13.09   $ 12.57   $11.52    $ 21.50   $ 18.71   $ 15.90   $13.88    $12.15
          0.2%     16.5%      4.1%      9.1%    15.2%      14.9%     17.6%     14.6%    14.3%     21.5%
          1.4%      0.3%      1.3%      1.5%     5.9%         --        --        --       --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                               COLUMBIA SMALL CAP
                                                   VALUE FUND,
                                                VARIABLE SERIES--
                                                     CLASS B
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $15,905   $16,552   $7,798    $  521
Units Outstanding..................     1,274     1,275      704        49
Variable Accumulation Unit Value...   $ 12.48   $ 12.99   $11.03    $10.61
Total Return.......................    (3.9%)     17.7%     4.0%      6.1%
Investment Income Ratio............      0.3%      0.4%       --      5.0%

SERIES II POLICIES (b)
Net Assets.........................   $ 1,942   $ 1,030   $  274    $    7
Units Outstanding..................       162        82       24         1
Variable Accumulation Unit Value...   $ 12.01   $ 12.52   $10.66    $10.26
Total Return.......................    (4.1%)     17.5%     3.9%      2.6%
Investment Income Ratio............      0.3%      0.4%       --      2.4%

SERIES III POLICIES (c)
Net Assets.........................   $ 9,781   $11,725   $4,868    $  304
Units Outstanding..................       792       910      445        29
Variable Accumulation Unit Value...   $ 12.35   $ 12.89   $10.97    $10.57
Total Return.......................    (4.1%)     17.5%     3.8%      5.7%
Investment Income Ratio............      0.3%      0.4%       --      5.7%

SERIES IV POLICIES (d)
Net Assets.........................   $13,314   $11,379   $5,433    $  431
Units Outstanding..................     1,073       880      495        41
Variable Accumulation Unit Value...   $ 12.38   $ 12.90   $10.96    $10.54
Total Return.......................    (4.0%)     17.6%     4.0%      5.4%
Investment Income Ratio............      0.3%      0.4%       --      5.6%

SERIES V POLICIES (e)
Net Assets.........................   $   782   $   727   $  250    $   --
Units Outstanding..................        64        57       23        --
Variable Accumulation Unit Value...   $ 12.21   $ 12.77   $10.90    $10.00
Total Return.......................    (4.4%)     17.2%     9.0%        --
Investment Income Ratio............      0.3%      0.4%       --        --

SERIES VI POLICIES (f)
Net Assets.........................   $ 8,043   $ 9,500   $3,044    $  286
Units Outstanding..................       656       741      273        27
Variable Accumulation Unit Value...   $ 12.27   $ 12.81   $10.92    $10.54
Total Return.......................    (4.3%)     17.3%     3.6%      5.4%
Investment Income Ratio............      0.3%      0.4%       --      5.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




                                                   DREYFUS IP
                                               TECHNOLOGY GROWTH--
                                                 SERVICE SHARES
                                     --------------------------------------
                                       2007      2006      2005      2004
                                     --------------------------------------


                                      $7,241    $5,802    $4,703    $3,225
                                         525       476       396       277
                                      $13.74    $12.18    $11.87    $11.63
                                       12.8%      2.6%      2.0%     (1.2%)
                                          --        --        --        --


                                      $  640    $  100    $   61    $   --
                                          50         9         6        --
                                      $12.70    $11.27    $11.00    $10.00
                                       12.7%      2.4%     10.0%        --
                                          --        --        --        --


                                      $7,548    $6,936    $6,985    $7,184
                                         558       578       596       624
                                      $13.52    $12.01    $11.73    $11.52
                                       12.6%      2.4%      1.8%     (1.4%)
                                          --        --        --        --


                                      $9,539    $8,384    $7,047    $5,905
                                         700       694       597       512
                                      $13.61    $12.07    $11.77    $11.54
                                       12.8%      2.5%      2.0%     (1.2%)
                                          --        --        --        --


                                      $  264    $  280    $  263    $  208
                                          20        24        23        18
                                      $13.35    $11.88    $11.64    $11.45
                                       12.3%      2.1%      1.6%     (1.6%)
                                          --        --        --        --


                                      $4,328    $3,503    $3,105    $2,927
                                         323       294       264       255
                                      $13.42    $11.93    $11.67    $11.48
                                       12.5%      2.2%      1.7%     (1.5%)
                                          --        --        --        --

                                      DREYFUS
                                        IP
                                     TECHNOL-
                                        OGY
                                     GROWTH--                   FIDELITY(R) VIP
                                      SERVICE                   CONTRAFUND(R)--
                                      SHARES                    SERVICE CLASS 2
                                     --------  ------------------------------------------------
                                       2003      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------


                                      $1,226   $ 63,639   $45,285   $27,416   $12,675   $3,715
                                         104      3,275     2,697     1,792       955      318
                                      $11.77   $  19.41   $ 16,78   $ 15.27   $ 13.27   $11.69
                                       17.7%      15.7%      9.9%     15.0%     13.6%    16.9%
                                          --       0.8%      1.0%      0.1%      0.1%       --


                                      $   --   $  7,894   $ 3,332   $ 1,179   $    30   $   --
                                          --        520       258        98         3       --
                                      $   --   $  14.93   $ 12.93   $ 11.79   $ 10.26   $   --
                                          --      15.5%      9.7%     14.9%      2.6%       --
                                          --       1.0%      1.2%        --        --       --


                                      $2,883   $ 78,566   $65,402   $48,984   $29,756   $7,143
                                         247      4,113     3,955     3,248     2,266      616
                                      $11.67   $  19.08   $ 16.53   $ 15.08   $ 13.13   $11.59
                                       16.7%      15.4%      9.7%     14.8%     13.3%    15.9%
                                          --       0.8%      1.0%      0.1%      0.1%       --


                                      $2,684   $118,355   $87,036   $55,871   $26,881   $5,521
                                         230      6,028     5,137     3,612     2,004      467
                                      $11.68   $  19.58   $ 16.94   $ 15.42   $ 13.41   $11.82
                                       16.8%      15.6%      9.8%     15.0%     13.5%    18.2%
                                          --       0.8%      1.0%      0.1%      0.1%       --


                                      $  100   $  8,135   $ 6,012   $ 4,332   $ 1,800   $  316
                                           9        434       370       292       139       28
                                      $11.64   $  18.71   $ 16.25   $ 14.86   $ 12.97   $11.48
                                       16.4%      15.2%      9.4%     14.5%     13.0%    14.8%
                                          --       0.8%      1.0%      0.1%      0.1%       --


                                      $1,302   $ 70,070   $53,528   $34,138   $15,263   $2,520
                                         112      3,719     3,277     2,284     1,174      219
                                      $11.65   $  18.81   $ 16.32   $ 14.91   $ 13.00   $11.49
                                       16.5%      15.3%      9.5%     14.6%     13.2%    14.9%
                                          --       0.8%      1.0%      0.1%      0.1%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                   FIDELITY(R) VIP
                                                   EQUITY-INCOME--
                                                   SERVICE CLASS 2
                                     -------------------------------------------
                                       2007     2006     2005     2004     2003
                                     -------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $33,726  $28,156  $17,710  $10,243   $2,888
Units Outstanding..................    2,168    1,806    1,344      810      251
Variable Accumulation Unit Value...  $ 15.54  $ 15.57  $ 13.16  $ 12.64   $11.53
Total Return.......................    (0.1%)   18.3%     4.1%     9.7%    15.3%
Investment Income Ratio............     1.7%     3.0%     1.1%     0.8%       --

SERIES II POLICIES (b)
Net Assets.........................  $ 5,347  $ 2,651  $   661  $    10   $   --
Units Outstanding..................      423      213       63        1       --
Variable Accumulation Unit Value...  $ 12.43  $ 12.47  $ 10.56  $ 10.16   $   --
Total Return.......................    (0.3%)   18.1%     4.0%     1.6%       --
Investment Income Ratio............     2.0%     3.4%       --       --       --

SERIES III POLICIES (c)
Net Assets.........................  $45,913  $41,670  $32,146  $23,055   $5,733
Units Outstanding..................    3,015    2,724    2,483    1,852      504
Variable Accumulation Unit Value...  $ 15.22  $ 15.27  $ 12.94  $ 12.45   $11.37
Total Return.......................    (0.3%)   18.0%     3.9%     9.5%    13.7%
Investment Income Ratio............     1.7%     3.0%     1.3%     0.8%       --

SERIES IV POLICIES (d)
Net Assets.........................  $51,193  $44,641  $30,273  $19,399   $4,827
Units Outstanding..................    3,308    2,883    2,307    1,542      421
Variable Accumulation Unit Value...  $ 15.45  $ 15.48  $ 13.09  $ 12.58   $11.48
Total Return.......................    (0.2%)   18.2%     4.1%     9.6%    14.8%
Investment Income Ratio............     1.7%     3.0%     1.2%     0.8%       --

SERIES V POLICIES (e)
Net Assets.........................  $ 4,705  $ 5,222  $ 3,530  $ 2,305   $  823
Units Outstanding..................      308      340      270      183       71
Variable Accumulation Unit Value...  $ 15.29  $ 15.38  $ 13.06  $ 12.60   $11.54
Total Return.......................    (0.6%)   17.7%     3.6%     9.2%    15.4%
Investment Income Ratio............     1.6%     3.1%     1.2%     0.8%       --

SERIES VI POLICIES (f)
Net Assets.........................  $36,726  $32,980  $21,893  $14,146   $2,977
Units Outstanding..................    2,414    2,155    1,679    1,131      260
Variable Accumulation Unit Value...  $ 15.22  $ 15.29  $ 12.98  $ 12.51   $11.44
Total Return.......................    (0.5%)   17.8%     3.7%     9.3%    14.4%
Investment Income Ratio............     1.7%     3.1%     1.2%     0.8%       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------





                                                      FIDELITY(R) VIP                            JANUS ASPEN SERIES
                                                         MID CAP--                                   BALANCED--
                                                      SERVICE CLASS 2                              SERVICE SHARES
                                     ------------------------------------------------  --------------------------------------
                                       2007      2006      2005      2004      2003      2007      2006      2005      2004
                                     ----------------------------------------------------------------------------------------


                                      $72,917   $68,477   $57,754   $28,222   $2,237   $ 22,049  $ 18,394  $ 14,526  $ 10,378
                                        3,593     3,833     3,580     2,037      199      1,561     1,416     1,217       924
                                      $ 20.32   $ 17.87   $ 16.12   $ 13.85   $11.27   $  14.12  $  12.98  $  11.92  $  11.23
                                        13.7%     10.8%     16.4%     22.9%    12.7%       8.8%      8.9%      6.2%      6.8%
                                         0.5%      0.2%        --        --       --       2.3%      2.0%      2.2%      2.8%


                                      $ 3,433   $ 1,615   $   568   $    88   $    1   $  2,486  $    995  $    568  $      9
                                          188       101        39         7       --        193        84        55         1
                                      $ 18.22   $ 16.05   $ 14.50   $ 12.48   $10.17   $  12.80  $  11.79  $  10.84  $  10.23
                                        13.6%     10.7%     16.2%     22.7%     1.7%       8.6%      8.7%      6.0%      2.3%
                                         0.4%      0.1%        --        --       --       2.7%      2.1%      3.1%     28.9%


                                      $49,973   $46,256   $38,491   $21,172   $1,207   $ 32,202  $ 29,255  $ 25,740  $ 21,340
                                        2,493     2,613     2,411     1,537      107      2,287     2,256     2,157     1,895
                                      $ 20.09   $ 17.70   $ 16.00   $ 13.78   $11.23   $  14.07  $  12.97  $  11.93  $  11.26
                                        13.5%     10.6%     16.1%     22.7%    12.3%       8.5%      8.7%      6.0%      6.6%
                                         0.5%      0.2%        --        --       --       2.3%      2.0%      2.2%      2.8%


                                      $54,914   $43,212   $30,428   $14,301   $1,082   $ 37,642  $ 31,424  $ 27,775  $ 20,968
                                        2,671     2,390     1,867     1,020       95      2,668     2,425     2,327     1,869
                                      $ 20.54   $ 18.07   $ 16.31   $ 14.02   $11.41   $  14.09  $  12.96  $  11.91  $  11.22
                                        13.7%     10.8%     16.3%     22.9%    14.1%       8.7%      8.8%      6.1%      6.7%
                                         0.5%      0.2%        --        --       --       2.3%      2.0%      2.2%      2.8%


                                      $ 2,554   $ 2,664   $ 2,205   $ 1,071   $   39   $  3,807  $  2,958  $  2,226  $  1,132
                                          134       158       144        81        4        275       231       189       101
                                      $ 19.07   $ 16.84   $ 15.27   $ 13.18   $10.77   $  13.84  $  12.79  $  11.80  $  11.16
                                        13.2%     10.3%     15.8%     22.4%     7.7%       8.3%      8.4%      5.7%      6.3%
                                         0.5%      0.2%        --        --       --       2.4%      2.0%      2.4%      2.7%


                                      $34,658   $29,234   $21,051   $ 9,297   $  499   $ 20,698  $ 18,200  $ 14,847  $ 11,228
                                        1,707     1,630     1,289       664       44      1,488     1,418     1,254     1,004
                                      $ 20.32   $ 17.93   $ 16.23   $ 14.00   $11.43   $  13.91  $  12.83  $  11.83  $  11.18
                                        13.3%     10.4%     16.0%     22.5%    14.3%       8.4%      8.5%      5.8%      6.4%
                                         0.5%      0.2%        --        --       --       2.3%      2.0%      2.2%      2.8%


                                       JANUS
                                       ASPEN
                                      SERIES
                                       BAL-
                                      ANCED--
                                      SERVICE
                                      SHARES
                                     --------
                                       2003
                                     --------

                                     $  4,308
                                          410
                                      $ 10.52
                                         5.2%
                                         3.4%


                                      $    --
                                           --
                                      $    --
                                           --
                                           --


                                      $ 8,228
                                          779
                                      $ 10.57
                                         5.7%
                                         4.1%


                                      $ 7,590
                                          722
                                      $ 10.51
                                         5.1%
                                         3.6%


                                      $   441
                                           42
                                      $ 10.50
                                         5.0%
                                         3.4%


                                      $ 4,069
                                          387
                                      $ 10.51
                                         5.1%
                                         3.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                    JANUS ASPEN SERIES
                                                    WORLDWIDE GROWTH--
                                                      SERVICE SHARES
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $ 8,450   $6,855    $5,145    $3,533    $1,398
Units Outstanding..................       545      476       416       297       121
Variable Accumulation Unit Value...   $ 15.51   $14.38    $12.37    $11.88    $11.53
Total Return.......................      7.8%    16.3%      4.1%      3.1%     15.3%
Investment Income Ratio............      0.6%     1.7%      1.3%      1.1%      0.9%

SERIES II POLICIES (b)
Net Assets.........................   $   871   $  176    $   85    $   --    $   --
Units Outstanding..................        67       15        11        --        --
Variable Accumulation Unit Value...   $ 13.04   $12.11    $10.43    $10.00    $   --
Total Return.......................      7.7%    16.1%      4.3%        --        --
Investment Income Ratio............      0.8%     1.8%      2.3%        --        --

SERIES III POLICIES (c)
Net Assets.........................   $10,031   $8,971    $8,306    $7,463    $2,542
Units Outstanding..................       669      632       679       634       222
Variable Accumulation Unit Value...   $ 15.28   $14.20    $12.23    $11.78    $11.45
Total Return.......................      7.6%    16.1%      3.9%      2.9%     14.5%
Investment Income Ratio............      0.6%     1.6%      1.2%      1.1%      1.0%

SERIES IV POLICIES (d)
Net Assets.........................   $11,313   $9,858    $7,855    $6,067    $2,226
Units Outstanding..................       734      691       640       515       195
Variable Accumulation Unit Value...   $ 15.37   $14.26    $12.27    $11.79    $11.44
Total Return.......................      7.8%    16.2%      4.1%      3.0%     14.4%
Investment Income Ratio............      0.6%     1.7%      1.3%      1.1%      0.9%

SERIES V POLICIES (e)
Net Assets.........................   $   480   $  576    $  436    $  380    $   22
Units Outstanding..................        32       41        36        33         2
Variable Accumulation Unit Value...   $ 14.95   $13.92    $12.03    $11.61    $11.31
Total Return.......................      7.4%    15.8%      3.6%      2.6%     13.1%
Investment Income Ratio............      0.5%     1.7%      1.2%      1.4%      1.2%

SERIES VI POLICIES (f)
Net Assets.........................   $ 6,671   $5,130    $4,001    $2,880    $  983
Units Outstanding..................       448      370       334       250        88
Variable Accumulation Unit Value...   $ 14.91   $13.87    $11.97    $11.54    $11.23
Total Return.......................      7.5%    15.9%      3.7%      2.7%     12.3%
Investment Income Ratio............      0.6%     1.7%      1.3%      1.2%      0.9%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                      MFS(R) INVESTORS                                       MFS(R)
                       TRUST SERIES--                                   RESEARCH SERIES--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2007      2006      2005      2004      2003      2007      2006      2005      2004      2003
      --------------------------------------------------------------------------------------------------


       $1,576    $1,400    $1,151    $  833    $  135    $2,305    $1,886    $1,486    $  930    $  382
          104       100        92        70        12       143       130       112        74        35
       $15.14    $13.96    $12.56    $11.91    $10.86    $16.13    $14.48    $13.33    $12.56    $11.02
         8.5%     11.1%      5.5%      9.6%      8.6%     11.4%      8.7%      6.1%     14.0%     10.2%
         0.6%      0.3%      0.3%      0.3%        --      0.5%      0.3%      0.3%      0.8%        --


       $   94    $   72    $    1    $   --    $   --    $  168    $   45    $   55    $   --    $   --
            7         6        --        --        --        13         4         5        --        --
       $12.89    $11.90    $10.73    $10.00    $   --    $12.99    $11.68    $10.77    $10.00    $   --
         8.3%     11.0%      7.3%        --        --     11.2%      8.5%      7.7%        --        --
         0.5%      0.1%        --        --        --      0.3%      0.3%      0.1%        --        --


       $2,159    $1,715    $1,404    $  874    $  314    $2,844    $2,282    $2,038    $1,616    $  637
          143       123       111        73        29       178       160       155       130        58
       $15.12    $13.97    $12.60    $11.96    $10.94    $15.88    $14.29    $13.18    $12.45    $10.95
         8.2%     10.9%      5.3%      9.4%      9.4%     11.1%      8.4%      5.9%     13.7%      9.5%
         0.6%      0.2%      0.3%      0.4%        --      0.5%      0.3%      0.3%      0.8%        --


       $2,583    $2,086    $1,769    $1,095    $  469    $2,931    $2,602    $2,182    $1,604    $  460
          168       148       140        91        43       186       184       168       131        43
       $15.26    $14.08    $12.68    $12.02    $10.97    $15.70    $14.11    $12.99    $12.25    $10.75
         8.4%     11.1%      5.5%      9.5%      9.7%     11.3%      8.6%      6.0%     13.9%      7.5%
         0.6%      0.3%      0.3%      0.4%        --      0.5%      0.3%      0.3%      0.7%        --


       $  156    $  143    $  107    $   39    $   13    $  135    $  107    $   44    $   26    $   15
           10        10         9         3         1         9         7         3         2         1
       $14.95    $13.85    $12.52    $11.91    $10.92    $15.88    $14.32    $13.24    $12.54    $11.05
         8.0%     10.6%      5.1%      9.1%      9.2%     10.9%      8.2%      5.6%     13.4%     10.5%
         0.7%      0.2%      0.3%      0.3%        --      0.5%      0.2%      0.3%      0.8%        --


       $1,458    $1,367    $1,015    $  783    $  187    $2,223    $1,914    $1,715    $  856    $  279
           97        99        81        66        17       139       132       128        68        25
       $14.95    $13.83    $12.49    $11.88    $10.88    $16.06    $14.47    $13.36    $12.64    $11.13
         8.1%     10.7%      5.2%      9.2%      8.8%     11.0%      8.3%      5.7%     13.6%     11.3%
         0.6%      0.3%      0.3%      0.3%        --      0.5%      0.3%      0.3%      0.7%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                          MFS(R)
                                                    UTILITIES SERIES--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2007      2006      2005      2004      2003
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $170,943  $113,299   $69,366   $15,141   $    3
Units Outstanding..................     6,591     5,493     4,346     1,092       --
Variable Accumulation Unit Value...  $  25.89  $  20.58   $ 15.94   $ 13.86   $10.83
Total Return.......................     25.8%     29.1%     15.0%     28.0%     8.3%
Investment Income Ratio............      0.8%      1.8%      0.4%        --       --

SERIES II POLICIES (b)
Net Assets.........................  $ 15,026  $  4,987   $ 1,822   $   154   $   --
Units Outstanding..................       645       271       127        12       --
Variable Accumulation Unit Value...  $  23.13  $  18.42   $ 14.29   $ 12.45   $   --
Total Return.......................     25.6%     28.9%     14.8%     24.5%       --
Investment Income Ratio............      0.6%      1.6%      0.3%        --       --

SERIES III POLICIES (c)
Net Assets.........................  $124,909  $ 77,235   $44,612   $11,129   $   80
Units Outstanding..................     4,601     3,582     2,684       763        7
Variable Accumulation Unit Value...  $  27.07  $  21.56   $ 16.73   $ 14.58   $11.41
Total Return.......................     25.5%     28.9%     14.7%     27.8%    14.1%
Investment Income Ratio............      0.7%      1.8%      0.4%      0.1%       --

SERIES IV POLICIES (d)
Net Assets.........................  $110,284  $ 63,579   $34,325   $ 6,513   $   63
Units Outstanding..................     4,026     2,919     2,044       444        5
Variable Accumulation Unit Value...  $  27.34  $  21.75   $ 16.85   $ 14.67   $11.46
Total Return.......................     25.7%     29.1%     14.9%     28.0%    14.6%
Investment Income Ratio............      0.7%      1.8%      0.4%      0.1%       --

SERIES V POLICIES (e)
Net Assets.........................  $  8,806  $  4,821   $ 2,110   $   417   $   11
Units Outstanding..................       326       223       126        28        1
Variable Accumulation Unit Value...  $  27.01  $  21.57   $ 16.78   $ 14.66   $11.50
Total Return.......................     25.2%     28.6%     14.4%     27.5%    15.0%
Investment Income Ratio............      0.7%      1.5%      0.4%      0.2%       --

SERIES VI POLICIES (f)
Net Assets.........................  $103,710  $ 58,633   $34,143   $ 6,561   $    1
Units Outstanding..................     3,855     2,730     2,042       451       --
Variable Accumulation Unit Value...  $  26.86  $  21.43   $ 16.65   $ 14.54   $11.39
Total Return.......................     25.3%     28.7%     14.6%     27.6%    13.9%
Investment Income Ratio............      0.7%      1.7%      0.4%        --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                   NEUBERGER BERMAN AMT                             T. ROWE PRICE
                                                MID-CAP GROWTH PORTFOLIO--                          EQUITY INCOME
                                                          CLASS S                                   PORTFOLIO--II
                                     ------------------------------------------------  --------------------------------------
                                       2007      2006      2005      2004      2003      2007      2006      2005      2004
                                     ----------------------------------------------------------------------------------------


                                      $9,826    $5,496    $3,298    $1,365    $    6    $34,245   $28,873   $18,925   $ 9,680
                                         514       349       236       109         1      2,224     1,906     1,460       765
                                      $18.99    $15.76    $13.96    $12.48    $10.91    $ 15.39   $ 15.15   $ 12.94   $ 12.66
                                       20.5%     12.9%     11.9%     14.4%      9.1%       1.6%     17.0%      2.2%     13.0%
                                          --        --        --        --        --       1.5%      1.4%      1.5%      1.6%


                                      $  777    $   83    $   29    $    2    $   --    $ 4,607   $ 2,250   $   903   $    16
                                          47         6         3        --        --        368       183        84         2
                                      $16.17    $13.44    $11.92    $10.67    $   --    $ 12.50   $ 12.32   $ 10.55   $ 10.33
                                       20.3%     12.7%     11.7%      6.7%        --       1.4%     16.8%      2.1%      3.3%
                                          --        --        --        --        --       1.6%      1.5%      1.9%      4.8%


                                      $8,100    $4,128    $2,766    $1,635    $  105    $47,651   $49,082   $38,632   $26,791
                                         427       262       199       130        10      3,138     3,267     3,006     2,128
                                      $18.96    $15.77    $14.00    $12.54    $10.98    $ 15.21   $ 15.00   $ 12.85   $ 12.59
                                       20.3%     12.6%     11.6%     14.2%      9.8%       1.4%     16.8%      2.1%     12.8%
                                          --        --        --        --        --       1.5%      1.4%      1.4%      1.6%


                                      $8,821    $5,184    $3,083    $1,505    $  269    $75,255   $65,052   $45,332   $24,618
                                         447       317       213       116        24      4,884     4,290     3,492     1,941
                                      $19.67    $16.33    $14.47    $12.95    $11.32    $ 15.39   $ 15.16   $ 12.96   $ 12.68
                                       20.4%     12.8%     11.8%     14.4%     13.2%       1.5%     16.9%      2.2%     13.0%
                                          --        --        --        --        --       1.5%      1.4%      1.5%      1.6%


                                      $  548    $  335    $  356    $  307    $   82    $ 7,212   $ 6,702   $ 4,636   $ 2,966
                                          29        21        25        24         7        479       451       364       237
                                      $19.02    $15.86    $14.11    $12.67    $11.12    $ 15.02   $ 14.85   $ 12.75   $ 12.53
                                       20.0%     12.4%     11.4%     13.9%     11.2%       1.1%     16.5%      1.8%     12.5%
                                          --        --        --        --        --       1.5%      1.4%      1.5%      1.6%


                                      $7,017    $3,184    $1,887    $  970    $   56    $49,094   $42,586   $29,037   $15,499
                                         367       200       133        76         5      3,245     2,850     2,261     1,233
                                      $19.11    $15.91    $14.15    $12.69    $11.13    $ 15.12   $ 14.93   $ 12.81   $ 12.57
                                       20.1%     12.5%     11.5%     14.0%     11.3%       1.2%     16.6%      1.9%     12.6%
                                          --        --        --        --        --       1.5%      1.4%      1.5%      1.7%

                                      T. ROWE
                                       PRICE
                                      EQUITY
                                      INCOME
                                      PORTFO-
                                      LIO--II
                                     --------
                                       2003
                                     --------


                                      $2,506
                                         224
                                      $11.20
                                       12.0%
                                        2.1%


                                      $   --
                                          --
                                      $   --
                                          --
                                          --


                                      $5,783
                                         518
                                      $11.16
                                       11.6%
                                        2.4%


                                      $5,370
                                         478
                                      $11.23
                                       12.3%
                                        2.3%


                                      $  933
                                          84
                                      $11.13
                                       11.3%
                                        2.5%


                                      $3,257
                                         292
                                      $11.16
                                       11.6%
                                        2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                     VAN KAMPEN UIF                            VICTORY VIF
                               EMERGING MARKETS EQUITY--                   DIVERSIFIED STOCK--
                                        CLASS II                             CLASS A SHARES
                      -------------------------------------------  ----------------------------------
                        2007     2006     2005     2004     2003     2007     2006     2005     2004
                      -------------------------------------------------------------------------------

SERIES I POLICIES
  (a)
Net Assets..........  $28,552  $15,653  $ 6,717   $2,225   $  424   $7,960   $7,789   $5,802   $2,061
Units Outstanding...      691      526      304      134       31      545      578      483      184
Variable
  Accumulation Unit
  Value.............  $ 41.09  $ 29.67  $ 21.93   $16.63   $13.71   $14.59   $13.45   $12.00   $11.19
Total Return........    38.5%    35.3%    31.9%    21.3%    37.1%     8.4%    12.1%     7.2%    11.9%
Investment Income
  Ratio.............     0.4%     0.8%     0.4%     0.7%       --     0.6%     0.3%     0.1%     1.6%

SERIES II POLICIES
  (b)
Net Assets..........  $ 3,758  $   882  $   183   $    1   $   --   $  743   $  407   $  136   $   --
Units Outstanding...      141       46       13       --       --       57       34       13       --
Variable
  Accumulation Unit
  Value.............  $ 26.25  $ 18.98  $ 14.06   $10.67   $   --   $12.93   $11.94   $10.67   $10.00
Total Return........    38.3%    35.0%    31.7%     6.7%       --     8.3%    11.9%     6.7%       --
Investment Income
  Ratio.............     0.4%     0.7%     0.4%       --       --     0.6%     0.3%       --       --

SERIES III POLICIES
  (c)
Net Assets..........  $37,274  $23,362  $11,562   $4,867   $1,422   $4,571   $3,751   $2,706   $1,176
Units Outstanding...      950      820      555      305      108      319      283      228      106
Variable
  Accumulation Unit
  Value.............  $ 39.25  $ 28.40  $ 21.04   $15.98   $13.20   $14.35   $13.26   $11.85   $11.08
Total Return........    38.2%    35.0%    31.7%    21.0%    32.0%     8.2%    11.9%     7.0%    10.8%
Investment Income
  Ratio.............     0.4%     0.8%     0.4%     0.7%       --     0.7%     0.3%     0.1%     1.5%

SERIES IV POLICIES
  (d)
Net Assets..........  $46,863  $27,320  $12,712   $4,745   $  729   $7,803   $6,514   $4,210   $1,599
Units Outstanding...    1,145      924      582      287       53      550      498      361      147
Variable
  Accumulation Unit
  Value.............  $ 40.83  $ 29.49  $ 21.82   $16.55   $13.65   $14.18   $13.08   $11.68   $10.90
Total Return........    38.4%    35.2%    31.8%    21.2%    36.5%     8.4%    12.0%     7.2%     9.0%
Investment Income
  Ratio.............     0.4%     0.7%     0.4%     0.7%       --     0.6%     0.3%     0.1%     1.8%

SERIES V POLICIES
  (e)
Net Assets..........  $ 1,635  $   949  $   462   $   73   $   --   $  617   $  605   $  260   $   13
Units Outstanding...       53       42       28        6       --       44       47       22        1
Variable
  Accumulation Unit
  Value.............  $ 31.08  $ 22.54  $ 16.74   $12.76   $10.57   $13.95   $12.92   $11.58   $10.85
Total Return........    37.9%    34.6%    31.3%    20.7%     5.7%     7.9%    11.6%     6.8%     8.5%
Investment Income
  Ratio.............     0.4%     0.7%     0.3%     0.9%       --     0.7%     0.3%     0.1%     2.0%

SERIES VI POLICIES
  (f)
Net Assets..........  $34,141  $22,375  $ 8,696   $2,312   $  297   $3,864   $3,798   $3,197   $1,007
Units Outstanding...      870      786      412      144       22      270      288      270       91
Variable
  Accumulation Unit
  Value.............  $ 39.16  $ 28.37  $ 21.05   $16.01   $13.25   $14.27   $13.21   $11.82   $11.06
Total Return........    38.0%    34.8%    31.5%    20.9%    32.5%     8.0%    11.7%     6.9%    10.6%
Investment Income
  Ratio.............     0.4%     0.8%     0.4%     0.9%       --     0.7%     0.3%     0.1%     2.2%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account -- III as of December 31, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the funds, provide a reasonable basis for our opinion.

(-s- Pricewaterhouse Cooper LLP)

PricewaterhouseCoopers LLP
New York, New York
February 14, 2008

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2007 AND 2006

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET


                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2007      2006
                                                                -------   -------
                                                                  (IN MILLIONS)
                                      ASSETS
Fixed maturities, at fair value
  Available-for-sale (includes securities pledged as
     collateral that can be sold or repledged of $1,625 in
     2007 and $971 in 2006)...................................  $39,799   $38,529
  Trading securities..........................................       71        12
Equity securities, at fair value
  Available-for-sale..........................................       15        74
  Trading securities..........................................       --        62
Mortgage loans................................................    5,208     4,189
Policy loans..................................................      703       651
Securities purchased under agreements to resell...............      682       377
Other investments.............................................      631       554
                                                                -------   -------
     Total investments........................................   47,109    44,448
Cash and cash equivalents.....................................      893       583
Deferred policy acquisition costs.............................    3,431     3,310
Interest in annuity contracts.................................    4,468     4,240
Amounts recoverable from reinsurer............................    6,601     6,432
Other assets..................................................      869       856
Separate account assets.......................................   19,093    16,579
                                                                -------   -------
     Total assets.............................................  $82,464   $76,448
                                                                =======   =======

                       LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances...............................  $42,795   $41,309
Future policy benefits........................................    2,766     2,087
Policy claims.................................................      183       156
Obligations under structured settlement agreements............    4,468     4,240
Amounts payable to reinsurer..................................    5,379     5,114
Other liabilities.............................................    2,807     2,308
Separate account liabilities..................................   19,093    16,579
                                                                -------   -------
     Total liabilities........................................   77,491    71,793
                                                                -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares authorized,
  2,500 issued and outstanding)...............................       25        25
Additional paid in capital....................................    1,410     1,410
Accumulated other comprehensive income........................       95        77
Retained earnings.............................................    3,443     3,143
                                                                -------   -------
     Total stockholder's equity...............................    4,973     4,655
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $82,464   $76,448
                                                                =======   =======




The accompanying notes are an integral part of the consolidated financial statements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME


                                                             YEAR ENDED DECEMBER 31,
                                                            ------------------------
                                                             2007     2006     2005
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
REVENUES
  Premiums................................................  $  855   $  565   $  138
  Fees-universal life and annuity policies................     601      487      376
  Net investment income...................................   2,578    2,400    2,187
  Net investment losses...................................     (66)     (41)      --
  Net revenue from reinsurance............................     206      214      276
  Other income............................................      36       28       33
                                                            ------   ------   ------
     Total revenues.......................................   4,210    3,653    3,010
                                                            ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances....   1,781    1,646    1,488
  Increase in liabilities for future policy benefits......     777      529      155
  Policyholder benefits...................................     204      114       71
  Operating expenses......................................     963      899      865
                                                            ------   ------   ------
     Total expenses.......................................   3,725    3,188    2,579
                                                            ------   ------   ------
  Income before income taxes..............................     485      465      431
  Income tax expense......................................     159      138      138
                                                            ------   ------   ------
NET INCOME................................................  $  326   $  327   $  293
                                                            ======   ======   ======




The accompanying notes are an integral part of the consolidated financial statements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)


                                                                          ACCUMULATED
                                                 ADDITIONAL                  OTHER           TOTAL
                                       CAPITAL     PAID IN    RETAINED   COMPREHENSIVE   STOCKHOLDER'S
                                        STOCK      CAPITAL    EARNINGS   INCOME (LOSS)       EQUITY
                                       -------   ----------   --------   -------------   -------------
BALANCE AT JANUARY 1, 2005...........    $25       $1,410      $2,535        $ 653           $4,623
                                                                                             ------
Comprehensive income:
  Net income.........................                             293                           293
                                                                                             ------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                         (422)            (422)
                                                                                             ------
  Other comprehensive loss...........                                                          (422)
                                                                                             ------
Total comprehensive loss.............                                                          (129)
                                         ---       ------      ------        -----           ------
BALANCE AT DECEMBER 31, 2005.........     25        1,410       2,828          231            4,494
                                                                                             ------
Comprehensive income:
  Net income.........................                             327                           327
                                                                                             ------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                         (154)            (154)
                                                                                             ------
  Other comprehensive loss...........                                                          (154)
                                                                                             ------
Total comprehensive income...........                                                           173
                                                                                             ------
  Distribution to stockholder........                             (12)                          (12)
                                         ---       ------      ------        -----           ------
BALANCE AT DECEMBER 31, 2006.........     25        1,410       3,143           77            4,655
                                                                                             ------
  Cumulative effect of changes in
     accounting principles, net of
     income tax (see Note 2).........                             (26)                          (26)
                                         ---       ------      ------        -----           ------
BALANCE AT JANUARY 1, 2007, AS
  ADJUSTED...........................     25        1,410       3,117           77            4,629
                                                                                             ------
Comprehensive income:
  Net income.........................                             326                           326
                                                                                             ------
     Unrealized investment gains, net
       of related offsets,
       reclassification adjustments
       and income taxes..............                                           18               18
                                                                                             ------
  Other comprehensive income.........                                                            18
                                                                                             ------
Total comprehensive income...........                                                           344
                                         ---       ------      ------        -----           ------
BALANCE AT DECEMBER 31, 2007.........    $25       $1,410      $3,443        $  95           $4,973
                                         ===       ======      ======        =====           ======




The accompanying notes are an integral part of the consolidated financial statements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              YEAR ENDED DECEMBER 31,
                                                          ------------------------------
                                                            2007       2006       2005
                                                          --------   --------   --------
                                                                   (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income............................................  $    326   $    327   $    293
  Adjustments to reconcile net income to net cash
     provided by operating activities:
     Depreciation and amortization......................        34         55         62
     Net capitalization of deferred policy acquisition
       costs............................................      (128)      (248)      (232)
     Annuity and universal life fees....................      (455)      (412)      (375)
     Interest credited to policyholders' account
       balances.........................................     1,781      1,646      1,488
     Net investment losses..............................        66         41         --
     Equity in earnings of limited partnerships.........         1          1         --
     Deferred income taxes..............................         1         52         16
     Net revenue from intercompany reinsurance..........       (45)       (57)       (20)
     Net change in unearned revenue liability...........        30         49         16
     Changes in:
       Other assets and other liabilities...............       (64)         5        (52)
       Reinsurance recoverables and payables............        10         25         76
       Trading securities...............................         9         (1)        32
       Policy claims....................................        27         30        (25)
       Future policy benefits...........................       781        543        156
                                                          --------   --------   --------
          NET CASH PROVIDED BY OPERATING ACTIVITIES.....     2,374      2,056      1,435
                                                          --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available-for-sale fixed maturities........    12,765     11,100     17,013
     Maturity of available-for-sale fixed maturities....       997      1,337        532
     Sale of equity securities..........................        67         44         39
     Repayment of mortgage loans........................       449        618        459
     Sale of other investments..........................       181         95        329
  Cost of:
     Available-for-sale fixed maturities acquired.......   (15,147)   (15,182)   (20,109)
     Equity securities acquired.........................        (5)       (50)       (10)
     Mortgage loans acquired............................    (1,468)    (1,198)      (978)
     Securities purchased under agreements to resell....      (305)       (90)       (26)
     Other investments acquired.........................      (278)      (262)       (70)
  Policy loans (net)....................................       (51)       (52)       (29)
                                                          --------   --------   --------
          NET CASH USED IN INVESTING ACTIVITIES.........    (2,795)    (3,640)    (2,850)
                                                          --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits...........................................     5,467      6,183      5,812
     Withdrawals........................................    (4,809)    (4,174)    (2,981)
     Net transfers to the separate accounts.............      (544)      (371)      (254)
  Increase (decrease) in loaned securities..............       642        247       (341)
  Securities sold under agreements to repurchase (net)..         2       (154)      (867)
  Net (paydowns) proceeds from affiliated credit
     agreements.........................................        --         --       (233)
  Net (paydowns) proceeds from debt.....................        (1)         8         --
  Change in book and bank overdrafts....................       (19)        18         21
  Distribution to stockholder...........................        --        (12)        --
  Net distribution to limited partner...................        (7)        --         --
                                                          --------   --------   --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES.....       731      1,745      1,157
                                                          --------   --------   --------
Net increase (decrease) in cash and cash equivalents....       310        161       (258)
                                                          --------   --------   --------
Cash and cash equivalents, beginning of year............       583        422        680
                                                          --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $    893   $    583   $    422
                                                          ========   ========   ========




The accompanying notes are an integral part of the consolidated financial statements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                        DECEMBER 31, 2007, 2006 AND 2005

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 9 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  USE OF ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

  INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments classified as trading fixed maturities are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. Unrealized gains and losses on equity securities classified as available-for-sale are reflected in net unrealized investment gains in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


include: i) whether the decline is substantial; ii) the amount of time that the fair value has been less than cost; iii) the financial condition and near-term prospects of the issuer; and iv) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based upon the fair value of the collateral or present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value. Short-term investments are included in fixed maturities in the accompanying Consolidated Balance Sheet.

     Other investments consist primarily of direct investments in limited partnerships, limited liability companies, derivatives, real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are accounted for by the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for other-than-temporary declines in fair value. Collateralized third party commercial loans are reported at their outstanding principal balance reduced by any charge-off or specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Loan origination fees are capitalized and recognized as an adjustment of the yield of the related loan using the interest method.

     Net investment gains and losses on sales are generally computed using the specific identification method.

     In many cases, investment in limited partnerships and limited liability companies qualify as investment companies and apply specialized accounting practices, which result in unrealized gains and losses being recorded in the accompanying Consolidated Statement of Income. The Company retains this special accounting practice. For such consolidated limited partnerships, the unrealized gains and losses from the underlying investments are reported in net investment losses in the accompanying Consolidated Statement of Income. For such limited partnerships accounted for under the equity method, the unrealized gains and losses from the underlying investments are reported in net investment income in the accompanying Consolidated Statement of Income.

  VARIABLE INTEREST ENTITIES ("VIES")

     In the normal course of its activities, the Company enters into relationships with various special purpose entities and other entities that are deemed to be VIEs, in accordance with Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities." A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the VIE. If the Company determines that it stands to absorb a majority of the VIEs expected losses or to receive a majority of the VIEs expected residual returns, or both, the Company would be deemed to be the VIEs "primary beneficiary" and would be required to consolidate the VIE. The Company's investment in VIEs is discussed in Note 3 -- Investments.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements, and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. Securities purchased under agreements to resell are treated as investing activities and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. For triparty repurchase agreements, the Company's designated custodian takes possession of the underlying collateral securities. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. Securities purchased under agreement to resell are reflected separately in the accompanying Consolidated Balance Sheet.

     Under agreements to sell and repurchase securities, the Company obtains the use of funds from a broker for generally one month. Securities sold under agreements to repurchase are treated as financing arrangements. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability is included in other liabilities in the accompanying Consolidated Balance Sheet and approximates fair value.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     DAC for universal life and deferred annuity contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. The Company uses a pricing based approach for projections of future gross margins, which include original pricing earned rates. Changes in assumptions for all policies and contracts are reflected as retroactive adjustments in the current year's amortization. For these contracts the carrying amount of the DAC asset is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the DAC asset due to unrealized gains or losses is recorded in other comprehensive income.

     DAC for annuity policies with life contingencies are amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

     Effective January 1, 2007, the Company adopted a new accounting standard for DAC on internal replacements of certain insurance and investment contracts. See Note 2 -- Recent Accounting Pronouncements.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder's initial deposit and additional credits to the policyholder's account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Balance Sheet.

  DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it has been designated and qualifies as part of a hedging relationship. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment losses in the accompanying Consolidated Statement of Income.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of Statement of Financial Accounting Standards ("SFAS") No. 149 "Amendment of Statement 133 on Derivative Instruments and Hedging Activities": (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; (iii) equity swaps to hedge the market price risk for common stock investments.

     For fair value hedges, the Company generally uses a qualitative assessment to assess hedge effectiveness, which matches the critical terms of the derivative with the underlying hedged item. For fair value hedges of equity investments, the Company uses regression analysis, which measures the correlation to the equity exposure being hedged. For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The Company's fair value hedges are primarily hedges of available-for-sale fixed maturity and equity securities.

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS No. 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (iv) interest rate swaps to hedge the interest rate risk associated with forecasted transactions.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but will be reported as changes in other comprehensive income. These changes in fair value will be included in net investment gains and losses of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation," the change in fair value relative to the change in spot rates during the reporting period is

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


reclassified and reported with the transaction gain or loss of the asset/liability being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment losses. The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities and available-for-sale securities that are exposed to foreign exchange risk. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate.

     For cash flow hedges of interest rate risk, the Company uses either the short-cut method, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate.

     For cash flow hedges, hedge accounting is discontinued when it is probable that a forecasted transaction will not occur. In these cases, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses and the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment losses in the accompanying Consolidated Statement of Income.

     The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur; or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in earnings. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value.

     Effective January 1, 2007, the Company began recognizing derivatives and embedded derivatives related to beneficial interests in securitized financial instruments. See Note 2 -- Recent Accounting Pronouncements.

  POLICYHOLDERS' ACCOUNT BALANCES

     The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FUTURE POLICY BENEFITS

     The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and lapse or surrender are generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation. The Company's liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note
5 -- Policyholders' Liabilities.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities and sales inducements. Other liabilities consist primarily of securities loaned, amounts payable for undelivered securities, payable to affiliates, net deferred tax liabilities and repurchase agreements.

  RECOGNITION OF INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with premiums so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note
5 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance inforce and, for annuities, in relation to the amount of expected future benefit payments. The Company did not have any excess profit for the years ended December 31, 2007, 2006 and 2005.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances (as discussed in Note 5 -- Policyholders' Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the accompanying Consolidated Statement of Income. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Note 9 -- Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Income.

  INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

     Effective January 1, 2007, the Company adopted a new accounting standard for uncertain tax positions. See Note 2 -- Recent Accounting Pronouncements.

  SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2007 and 2006, all separate account assets are stated at fair value. Separate account liabilities at December 31, 2007 and 2006 represent the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the consolidated financial statements. Specifically, fair value disclosure of fixed maturities, equity securities, short-term investments, cash equivalents, mortgage loans and policy loans are reported in Note
2 -- Significant Accounting Policies and Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values for derivatives are reported in Note 10 -- Derivative Financial Instruments and Risk Management. Fair values of repurchase agreements are reported in Note 11 -- Commitments and Contingencies.

  BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Mortgage loans, many of which have balloon payment maturities, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's business, financial condition and results of operation.

     Credit defaults and impairments may result in write-downs in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies, may in the future, downgrade certain issuers or guarantors of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers or guarantors.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Subprime residential mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles, including using relaxed mortgage underwriting standards that provide for affordable mortgage products. The Company's exposure to subprime residential mortgage lending is through fixed maturity investments that are collateralized by mortgages that have characteristics of subprime lending. These investments are primarily in the form of mortgage-backed securities supported by subprime mortgage loans. The collective market value of these investments is approximately $141 million with an unrealized loss of $3 million. Of the total subprime-related investments, 90% had "AAA" or "AA" credit quality ratings. The Company manages its subprime risk exposure by limiting the Company's holdings in these types of instruments; maintaining high credit quality investments; and performing ongoing analysis of cash flows, prepayment speeds, default rates and other stress variables.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current investors to withdraw from the market or reduce their rates of ongoing investment.

     Revenues of the Company's variable products are to a large extent based on fees related to the value of assets under management. Consequently, poor equity market performance limits fee revenue on some variable products.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and DAC for the Company's products requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, expense, persistency and investment

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


experience. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and DAC.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

  RECENT ACCOUNTING PRONOUNCEMENTS

     In July 2006, the FASB issued FIN No. 48, "Accounting for Uncertainty in Income Taxes" an interpretation of FASB Statement No. 109. This interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. This interpretation is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN No. 48 on January 1, 2007. The cumulative effect of the adoption of FIN No. 48, as of January 1, 2007, resulted in a decrease to retained earnings and an increase to the Company's tax liability of $39 million.

     In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" -- an amendment of FASB Statements No. 133 and 140." This statement removes an exception from the requirement to bifurcate an embedded derivative feature from a beneficial interest in securitized financial assets. This statement also provides an irrevocable election to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, on an instrument-by-instrument basis, rather than measuring only the embedded derivative on a fair value basis. The Company has used the exception for investments made in securitized financial assets in the normal course of operations, and thus has not previously had to consider whether such investments contain an embedded derivative. The new requirement to identify embedded derivatives in beneficial interests is required to be applied on a prospective basis only to beneficial interests acquired, issued, or subject to certain remeasurement conditions after the adoption date of the new guidance. The Company adopted SFAS No. 155 effective January 1, 2007. The Company's adoption of SFAS No. 155 did not have a material effect on the Company's consolidated financial statements. The Company elected to measure at fair value certain financial instruments that contained an embedded derivative that would otherwise require bifurcation. These amounts were included in "fixed maturities -- trading securities" and totaled $64 million at December 31, 2007.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1")." SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Under SOP 05-1, exchanges of deferred annuity contracts are generally considered substantially unchanged contracts and DAC is not written off. Prior to the adoption of SOP 05-1 the Company accounted for

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


exchanges of deferred annuities as replacements and wrote off the DAC. The Company adopted SOP 05-1 on January 1, 2007, which resulted in an increase to retained earnings of $13 million, net of income taxes.

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures around fair value measurements. This statement does not require any new fair value measurements, but the application of this statement could change current practices in determining fair value. The guidance in SFAS No. 157 will be applied prospectively with certain exceptions. This statement is effective January 1, 2008, at which time the Company plans to adopt this guidance. The Company is currently evaluating the impact of SFAS No. 157 on the Company's consolidated financial statements.

     In February 2007, the FASB issued SFAS No. 159 "The Fair Value Option for Financial Assets and Financial Liabilities -- including an amendment of FAS 115." This statement permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. A company should report unrealized gains and losses on items for which the fair value option has been elected in earnings. This statement also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The Company plans to adopt this guidance effective January 1, 2008. The Company is currently evaluating the impact of SFAS No. 159 on the Company's consolidated financial statements.

     In November 2005, the FASB issued FSP No. 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's Consolidated Statement of Income.

NOTE 3 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2007 and 2006, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST     FAIR VALUE      COST     FAIR VALUE
------------------                        ---------   ----------   ---------   ----------
Due in one year or less.................   $   171      $   172     $   161      $   162
Due after one year through five years...     8,084        8,185       6,490        6,464
Due after five years through ten years..    12,226       12,166      13,177       13,147
Due after ten years.....................     5,986        6,133       6,233        6,429
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency.............................     1,512        1,509       1,522        1,499
  Other mortgage-backed securities......     7,945        7,994       7,538        7,557
  Other asset-backed securities.........     3,597        3,549       3,143        3,131
  Redeemable preferred securities.......        92           91         140          140
                                           -------      -------     -------      -------
  TOTAL AVAILABLE-FOR-SALE..............   $39,613      $39,799     $38,404      $38,529
                                           =======      =======     =======      =======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007 and 2006, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                2007
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,984       $ 43         $ 14        $ 3,013
U.S. agencies, state and municipal......       487         55            1            541
Foreign governments.....................       160          9            1            168
Corporate...............................    24,348        513          418         24,443
Mortgage-backed securities..............     7,945        121           72          7,994
Asset-backed securities.................     3,597         28           76          3,549
Redeemable preferred securities.........        92          1            2             91
                                           -------       ----         ----        -------
  TOTAL AVAILABLE-FOR-SALE..............   $39,613       $770         $584        $39,799
                                           =======       ====         ====        =======




                                                                2006
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,433       $ 18         $ 35        $ 2,416
U.S. agencies, state and municipal......       516         44            4            556
Foreign governments.....................       137          5            *            142
Corporate...............................    24,497        455          365         24,587
Mortgage-backed securities..............     7,538         87           68          7,557
Asset-backed securities.................     3,143         17           29          3,131
Redeemable preferred securities.........       140          2            2            140
                                           -------       ----         ----        -------
  TOTAL AVAILABLE-FOR-SALE..............   $38,404       $628         $503        $38,529
                                           =======       ====         ====        =======



--------

*    Unrealized loss is less than $1 million

     At December 31, 2007, the Company had no outstanding contractual obligations to acquire additional private placement securities. At 2006, the Company had $32 million in contractual obligations to acquire additional private placement securities.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     At December 31, 2007, there were no investments in bonds that have been non-income producing for the last twelve months. Investments in bonds that have been non-income producing for the last twelve months totaled $4 million at December 31,2006. These investments have been deemed other than temporarily impaired.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EQUITY SECURITIES

     At December 31, 2007 and 2006, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                    UNREALIZED   UNREALIZED    ESTIMATED
                                             COST      GAINS       LOSSES     FAIR VALUE
                                             ----   ----------   ----------   ----------
2007.......................................   $12       $5           $ 2          $15
2006.......................................   $69       $5          $ --          $74


  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2007 and 2006 was estimated to be $5,234 million and $4,233 million, respectively. Fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2007 and 2006, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $106 million and $257 million, respectively, at fixed and floating interest rates ranging from 5.4% to 6.1% in 2007, and fixed and floating interest rates ranging from 3.6% to 7.6% in 2006. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007 and 2006, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                      2007               2006
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
PROPERTY TYPE:
  Residential.................................   $1,322     25.4%   $1,187     28.3%
  Office buildings............................    1,285     24.7%    1,019     24.3%
  Retail facilities...........................      882     16.9%      787     18.8%
  Apartment buildings.........................      895     17.2%      652     15.6%
  Industrial..................................      809     15.5%      514     12.3%
  Other.......................................       15      0.3%       30      0.7%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,208    100.0%   $4,189    100.0%
                                                 ======    =====    ======    =====
GEOGRAPHIC REGION:
  Central.....................................   $1,448     27.8%   $1,091     26.0%
  Pacific.....................................    1,398     26.8%    1,057     25.2%
  South Atlantic..............................    1,131     21.7%      965     23.1%
  Middle Atlantic.............................      982     18.9%      831     19.8%
  New England.................................      244      4.7%      245      5.9%
  Other.......................................        5      0.1%       --       --
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,208    100.0%   $4,189    100.0%
                                                 ======    =====    ======    =====



     The activity in the mortgage loan specific and general reserves as of December 31, 2007 and 2006 is summarized below (in millions):

                                                               2007   2006
                                                               ----   ----
Beginning balance............................................   $7     $6
Additions charged to operations..............................    2      1
                                                                --     --
ENDING BALANCE...............................................   $9     $7
                                                                ==     ==



  OTHER INVESTMENTS

     The components of other investments as of December 31, 2007 and 2006 were as follows (in millions):

                                                              2007   2006
                                                              ----   ----
New York Life Short-Term Investment Fund....................  $191   $220
Collateralized third party loans............................   160    147
Limited partnerships/Limited liability companies............   225    152
Derivatives.................................................    44     25
Real estate.................................................    11     10
                                                              ----   ----
  TOTAL OTHER INVESTMENTS...................................  $631   $554
                                                              ====   ====



     The New York Life Short Term Investment Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Net unrealized investment losses on limited partnerships and limited liability companies that do not apply specialized industry company accounting aggregated $10 million and $1 million for the years ended December 31, 2007 and 2006, respectively, and were recorded as a component of other comprehensive income in the accompanying Consolidated Balance Sheet.

     Accumulated depreciation on real estate was $6 million and $5 million for December 31, 2007 and 2006, respectively. Depreciation expense for December 31, 2007, 2006 and 2005 totaled less than $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $125 million and $161 million at December 31, 2007 and 2006, respectively.

  VARIABLE INTEREST ENTITIES

     The Company may invest in debt or equity securities issued by certain asset backed investment vehicles (commonly referred to as collateralized debt obligations, or "CDOs"). CDOs raise capital by issuing debt and equity securities, and use the proceeds to purchase investments, typically interest-bearing financial instruments. The Company's maximum exposure to loss resulting from its relationship with the CDOs it manages is limited to its investment in the CDOs.

     In addition, in the normal course of its activities, the Company will invest in structured investments, some of which are VIEs. These structured investments typically invest in fixed income investments and are managed by a third party. The Company's maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment.

     The following table presents the Company's maximum exposure to loss relating to investments it holds that are deemed significant VIEs at December 31, 2007 and 2006 (in millions):

                                                                MAXIMUM
                                                              EXPOSURE TO
                                                                  LOSS
                                                              -----------
                                                              2007   2006
                                                              ----   ----
Asset-backed securitizations................................  $ 25   $ 36
Private placement structured notes..........................    82     86
Other investments:
  Equity in asset-backed securitizations....................    15     23
  Limited partnerships......................................     6     12
                                                              ----   ----
     TOTAL..................................................  $128   $157
                                                              ====   ====



     These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary in these VIEs. The Company has no additional economic interest in these VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations. The Company's maximum exposure to loss on variable interests in unconsolidated VIEs is limited to the carrying value of the invested assets.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $4 million and $3 million at December 31, 2007 and 2006, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities in the accompanying Consolidated Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2007, 2006 and 2005 were as follows (in millions):

                                                       2007     2006     2005
                                                      ------   ------   ------
Fixed maturities....................................  $2,308   $2,179   $1,982
Equity securities...................................       8        5        8
Mortgage loans......................................     271      239      206
Policy loans........................................      48       46       44
Other investments...................................      54       32       29
                                                      ------   ------   ------
  Gross investment income...........................   2,689    2,501    2,269
Investment expenses.................................    (111)    (101)     (82)
                                                      ------   ------   ------
  NET INVESTMENT INCOME.............................  $2,578   $2,400   $2,187
                                                      ======   ======   ======



     For the years ended December 31, 2007, 2006 and 2005, net investment losses were as follows (in millions):

                                                          2007   2006   2005
                                                          ----   ----   ----
Fixed maturities........................................  $(70)  $(28)   $(3)
Equity securities.......................................     7     (8)     5
Mortgage loans..........................................    (2)    (1)    --
Derivative instruments..................................     5     (6)    (4)
Other investments.......................................    (6)     2      2
                                                          ----   ----    ---
  NET INVESTMENT LOSSES.................................  $(66)  $(41)   $--
                                                          ====   ====    ===



     The net losses on trading securities (both fixed maturities and equity securities) amounted to $4 million for both December 31, 2007 and 2006. For December 31, 2005 the net losses amounted to $12 million. Trading gains and losses are included in net investment losses in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $100 million, $67 million and $98 million for the years ended December 31, 2007, 2006 and 2005, respectively; and realized losses were $114 million, $100 million and $82 million, respectively.

     Losses from other-than-temporary impairments in fixed maturities (included in net investment losses on fixed maturities above) were $51 million, $3 million and $15 million for the years ended December 31, 2007, 2006 and 2005, respectively. Losses from other-than-temporary impairments in equity securities (included in net investment losses on equity securities above) were less than $1 million for December 31, 2007 and $2 million for December 31, 2006. There were no other-than-temporary impairments on equity securities for December 31, 2005.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's gross unrealized losses and fair values for available-for-sale fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position at December 31, 2007 and 2006 (in millions):

                                                                  2007
                                   -----------------------------------------------------------------
                                                             GREATER THAN
                                   LESS THAN 12 MONTHS         12 MONTHS                TOTAL
                                   -------------------   --------------------   --------------------
                                    FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE     LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                   ------   ----------   -------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $   86      $  1      $   879      $ 13      $   965      $ 14
  U.S. agencies, state and
     municipal...................      --        --           47         1           47         1
  Foreign governments............      19         1            4         *           23         1
  Corporate......................   3,795       152        7,297       266       11,092       418
  Mortgage-backed securities.....   1,186        34        1,540        38        2,726        72
  Asset-backed securities........   1,212        46          876        30        2,088        76
  Redeemable preferred
     securities..................       1         *           44         2           45         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL FIXED MATURITIES.........   6,299       234       10,687       350       16,986       584
                                   ------      ----      -------      ----      -------      ----
EQUITIES**
  Common stock...................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL EQUITIES.................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES..................  $6,304      $236      $10,687      $350      $16,991      $586
                                   ======      ====      =======      ====      =======      ====




                                                                  2006
                                   -----------------------------------------------------------------
                                                             GREATER THAN
                                   LESS THAN 12 MONTHS         12 MONTHS                TOTAL
                                   -------------------   --------------------   --------------------
                                    FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE     LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                   ------   ----------   -------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $  553       $ 5      $ 1,108      $ 30      $ 1,661      $ 35
  U.S. agencies, state and
     municipal...................      80         1           91         3          171         4
  Foreign governments............      15         *           26         *           41         *
  Corporate......................   3,980        57        9,198       308       13,178       365
  Mortgage-backed securities.....   1,579        12        2,197        56        3,776        68
  Asset-backed securities........     644         4        1,019        25        1,663        29
  Redeemable preferred
     securities..................      10         *           52         2           62         2
                                   ------       ---      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     FIXED MATURITIES............  $6,861       $79      $13,691      $424      $20,552      $503
                                   ======       ===      =======      ====      =======      ====



--------

    * Unrealized loss is less than $1 million.

   ** At December 31, 2006, there were no unrealized losses for equity securities.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007, fixed maturities represented approximately 99% of the Company's total unrealized loss amount, which was comprised of approximately 2,915 different securities. Equity securities comprised the remaining 1% of the Company's unrealized loss amount.

     Fixed maturities that were in an unrealized loss position less than twelve months at December 31, 2007, totaled $234 million or 40% of the Company's unrealized losses for fixed maturities, and securities in an unrealized loss position greater than twelve months totaled $350 million or 60% of the Company's unrealized losses for fixed maturities. Of the total amount of fixed maturities unrealized losses, $426 million or 73% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $158 million or 27% of the Company's total fixed maturities unrealized losses. Change in interest rates, widening of credit spreads, and general market volatility sparked by the subprime credit crisis in 2007 contributed to the increase in the number of securities with fair values below amortized cost and in the amount of unrealized losses as follows:

     U.S. Treasury and U.S. Government Corporations and Agencies. Unrealized losses on the Company's investments in U.S. Treasury obligations and direct obligations of U.S. corporations and agencies were $14 million or 2% of the Company's unrealized losses for fixed maturities, which were spread across 111 securities. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. Government. Because the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Corporate Bonds. Unrealized losses on corporate bonds were $418 million or 72% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in corporate bonds is spread over 1,816 individual securities with varying interest rates and maturities. Corporate securities with a fair value below 95% of the security's amortized cost totaled $131 million or 22% of the total unrealized losses for fixed maturities. Corporate spreads widened significantly in the second half of 2007 due to the credit crunch that was sparked by the subprime mortgage crisis. General market volatility, liquidity concerns, a slowing economy and credit deterioration in certain sectors contributed to the unrealized losses. The losses were spread across all industry sectors. The largest sectors with unrealized losses on securities with a fair value below 95% of the security's amortized cost being the Real Estate Investment Trust ($23 million), Finance ($19 million), Banking ($18 million) and Electric Utilities ($16 million). Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $72 million or 12% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in mortgage-backed securities was due to the widening of credit spreads for mortgage securities in response to the subprime credit crisis. These losses are spread across approximately 530 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 95% of the security's amortized cost represented $33 million or 46% of the total unrealized losses on mortgage-backed securities. The majority of the Company's holdings (over 99%) are investment grade and management believes all deals remain well collateralized. The Company measures its mortgage-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. The Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, therefore the Company did not consider these investments to be other than temporarily impaired.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $76 million or 13% of the total unrealized losses for fixed maturities. The unrealized losses on these investments are largely due to the declining market for mortgage related securities in reaction to the subprime credit crisis. These losses are spread across approximately 442 securities. Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. When the fair value of the securities are below amortized cost and there are negative changes in estimated future cash flows, the securities are deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 95% of the security's amortized cost represented $50 million or 66% of the total unrealized losses for asset-backed securities. The Company did not consider these investments to be other than temporarily impaired.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment losses in the accompanying Consolidated Statement of Income.

     The amounts for the years ended December 31, 2007, 2006 and 2005 are as follows (in millions):

                                                        2007    2006    2005
                                                        ----   -----   -----
Net unrealized investment gains, beginning of the
  year................................................  $ 77   $ 231   $ 653
                                                        ----   -----   -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period..............................    41    (217)   (578)
     Less: Reclassification adjustments for gains
       (losses) included in net income................    15      (1)     60
                                                        ----   -----   -----
     Change in net unrealized investment gains
       (losses), net of adjustments...................    26    (216)   (638)
Impact of net unrealized investment gains (losses) on:
  DAC.................................................   (14)     55     201
  Policyholders' account balances and future policy
     benefits.........................................     9       4     (10)
  Other assets (deferred sales inducements)...........    (3)      3      25
                                                        ----   -----   -----
Change in net unrealized investment gains (losses)....    18    (154)   (422)
                                                        ----   -----   -----
NET UNREALIZED INVESTMENT GAINS, END OF YEAR..........  $ 95   $  77   $ 231
                                                        ====   =====   =====



     Net unrealized investment gains (losses) arising during the period reported in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax expense (benefit) of $22 million, $(117) million and $(311) million, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax expense (benefit) of $8 million, less than $(1) million and $32 million, respectively.

     DAC in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax (benefit) expense of $(8) million, $29 million and $108 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax expense (benefit) of $5 million, $2 million and $(5) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2007, 2006 and 2005 are net of income tax (benefit) expense of $(1) million, $2 million, and $14 million, respectively.

     The components of net unrealized investment gains reported in other comprehensive income at December 31, 2007, 2006 and 2005 are as follows (in millions):

                                                        2007   2006    2005
                                                        ----   ----   -----
Net unrealized investment gains.......................  $177   $137   $ 473
Impact of net unrealized investment gains on:
  DAC.................................................   (41)   (19)   (103)
  Policyholders' account balance and future policy
     benefits.........................................     9     (5)    (11)
  Other assets (deferred sales inducements)...........     1      5      (1)
  Deferred taxes......................................   (51)   (41)   (127)
                                                        ----   ----   -----
TOTAL NET UNREALIZED INVESTMENT GAINS.................  $ 95   $ 77   $ 231
                                                        ====   ====   =====



NOTE 5 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2007 and 2006 were as follows (in millions):

                                                            2007      2006
                                                          -------   -------
Deferred annuities......................................  $23,950   $23,243
Universal life contracts................................   18,180    17,549
Supplementary contracts without life contingencies......      287       263
Unearned revenue liability..............................      270       245
Other...................................................      108         9
                                                          -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.................  $42,795   $41,309
                                                          =======   =======



     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. For deferred annuities, supplementary contracts without life contingencies, and other deposit type contracts, account value approximates fair value.

     Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

     Included in other is the fair value of embedded derivatives related to guaranteed minimum accumulation benefits ("GMAB") on deferred annuity contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2007:

PRODUCT                             INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                             -------------    ----------------------------
Deferred annuities................  2.25% to 8.00%   Surrender charges 0% to
                                                     10% for up to 10 years.
Universal life contracts..........  3.05% to 5.76%   Various up to 19 years.
Supplementary contracts without
  life contingencies..............  3.50%            No surrender or withdrawal charges.


  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2007 and 2006 were as follows (in millions):

                                                             2007     2006
                                                            ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.......................  $  968   $1,055
  Other life..............................................      75       66
                                                            ------   ------
       Total life insurance...............................   1,043    1,121
Individual and group payout annuities.....................   1,680      927
Other contract liabilities................................      43       39
                                                            ------   ------
     TOTAL FUTURE POLICY BENEFITS.........................  $2,766   $2,087
                                                            ======   ======



     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2007:

PRODUCT                            MORTALITY               INTEREST RATE           ESTIMATION METHOD
-------                            ---------               -------------           -----------------
Life insurance:                    Based upon best         3.80% - 7.50%           Net level
  Taiwan business-                 estimates at time of                            premium reserve
  100% coinsured                   policy issuance with                            taking into
                                   provision for adverse                           account death
                                   deviations ("PAD").                             benefits, lapses
                                                                                   and maintenance
                                                                                   expenses with
                                                                                   PAD.
Individual and group payout        Based upon best         4.30% - 9.50%           Present value of
  annuities                        estimates at time of                            expected future
                                   policy issuance with                            payments at a
                                   PAD.                                            rate expected at
                                                                                   issue with PAD.


  GUARANTEED MINIMUM BENEFITS

     At December 31, 2007 and 2006, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

          b) Ratchet: the benefit is the greater of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2007 and 2006 for GMDB and GMAB ($ in millions):

                                                                  2007
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $4,635            $1,808           $13,989
Net amount at risk......................       $   11            $    5           $   168
Average attained age of
  contractholders.......................           56                --                56



                                                                  2006
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $3,962            $1,281           $13,456
Net amount at risk......................       $   16            $    1           $   177
Average attained age of
  contractholders.......................           56                --                56


     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account as future policy benefits for GMDB and policyholders' account balances for GMAB in the accompanying Consolidated Balance Sheet (in millions):

                                                       GMDB   GMAB   TOTALS
                                                       ----   ----   ------
Balance at January 1, 2005...........................   $23    $ 3    $ 26
  Incurred guarantee benefits........................    12      6      18
  Paid guarantee benefits............................    (5)    --      (5)
                                                        ---    ---    ----
Balance at December 31, 2005.........................    30      9      39
  Incurred guarantee benefits........................     4     (2)      2
  Paid guarantee benefits............................    (3)    --      (3)
                                                        ---    ---    ----
Balance at December 31, 2006.........................    31      7      38
  Incurred guarantee benefits........................    13     65      78
  Paid guarantee benefits............................    (2)    --      (2)
                                                        ---    ---    ----
BALANCE AT DECEMBER 31, 2007.........................   $42    $72    $114
                                                        ===    ===    ====



     For GMAB, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to increase in liabilities for future policy benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2007 and 2006:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 0.77% to 7.50% for 2007 and 7.02% to 7.24% for 2006.

     - Volatility assumption was 14.62% for 2007 and 14.58% for 2006.

     - Mortality was assumed to be 91%, and 93% of the A2000 table for 2007 and 2006, respectively.

     - Lapse rates vary by contract type and duration and range from 0.5% to 30%, with an average of 12% for 2007, and 0% to 18%, with an average of 8% for 2006.

     - Discount rates ranged from 5.26% to 7.61% for 2007 and 6.01% to 7.61% for 2006.

     GMABs are considered to be derivatives under SFAS No. 149, and are recognized at fair value through interest credited to policyholders' account balances in the accompanying Consolidated Statement of Income.

     The following table presents the aggregate fair value of assets at December 31, 2007 and 2006, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                    2007               2006
                                              ----------------   ----------------
INVESTMENT FUND OPTION:                         GMDB     GMAB      GMDB     GMAB
-----------------------                       -------   ------   -------   ------
Separate Account:
  Equity....................................  $ 9,326   $1,169   $ 8,897   $  918
  Fixed income..............................    2,148      184     2,413      173
  Balanced..................................    2,063      162     1,830      110
General Account.............................    5,087      293     4,278       80
                                              -------   ------   -------   ------
     TOTAL..................................  $18,624   $1,808   $17,418   $1,281
                                              =======   ======   =======   ======



  SOP 03-1 LIABILITY FOR INDIVIDUAL LIFE PRODUCTS

     SOP 03-1 provides guidance for calculating additional liabilities for contracts with certain insurance benefit features. These certain insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company's individual life contracts, SOP 03-1 primarily affects universal life policies with cost of insurance charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

     Generally, the Company has separately defined an insurance benefit feature to be the excess of expected mortality over all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table summarizes the SOP 03-1 liability for individual life products reflected in the general account in future policy benefits at December 31, 2007 and 2006 (in millions):

                                                               2007   2006
                                                               ----   ----
Beginning balance............................................   $23    $15
Net liability increase.......................................     6      8
                                                                ---    ---
Ending balance...............................................   $29    $23
                                                                ===    ===



NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains nineteen separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the SEC. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2007 and 2006 are as follows (in millions):

                                                            2007      2006
                                                          -------   -------
Registered..............................................  $18,340   $16,204
Non-registered..........................................      753       375
                                                          -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.........................  $19,093   $16,579
                                                          =======   =======



NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of DAC for the years ended December 31, 2007, 2006 and 2005 was as follows (in millions):

                                                       2007     2006     2005
                                                      ------   ------   ------
Balance at beginning of year........................  $3,310   $2,978   $2,437
  Cumulative effect of change in accounting
     principle, pre tax (SOP 05-1)..................      15       --       --
                                                      ------   ------   ------
  Balance at beginning of year, as adjusted.........   3,325    2,978    2,437
  Current year additions............................     560      593      572
  Amortized during year.............................    (432)    (345)    (340)
                                                      ------   ------   ------
  Balance at end of year before related
     adjustments....................................     128      248      232
  Adjustment for change in unrealized investment
     gains..........................................     (22)      84      309
                                                      ------   ------   ------
  BALANCE AT END OF YEAR............................  $3,431   $3,310   $2,978
                                                      ======   ======   ======



     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 05-1 effective January 1, 2007.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                         2007   2006   2005
                                                         ----   ----   ----
Balance at beginning of year...........................  $228   $230   $195
  Cumulative effect of change in accounting principle,
     pre-tax (SOP 05-1)................................     6     --     --
                                                         ----   ----   ----
  Balance at beginning of year, as adjusted............   234    230    195
  Current year additions...............................    90     37     30
  Amortized during year................................   (48)   (44)   (34)
  Adjustment for change in unrealized investment
     gains.............................................    (4)     5     39
                                                         ----   ----   ----
  BALANCE AT END OF YEAR...............................  $272   $228   $230
                                                         ====   ====   ====



     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 05-1 effective January 1, 2007.

NOTE 8 -- INCOME TAXES

     A summary of the income tax expense included in the accompanying Consolidated Statement of Income is as follows (in millions):

                                                         2007   2006   2005
                                                         ----   ----   ----
Current:
  Federal..............................................  $154   $ 85   $119
  State and local......................................     4      1      3
                                                         ----   ----   ----
                                                          158     86    122
Deferred:
  Federal..............................................     1     52     16
                                                         ----   ----   ----
INCOME TAX EXPENSE.....................................  $159   $138   $138
                                                         ====   ====   ====



     The components of the net deferred tax liability reported in other liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2007 and 2006 are as follows (in millions):

                                                              2007    2006
                                                             ------   ----
Deferred tax assets:
  Future policyholder benefits.............................  $  669   $623
  Employee and agents benefits.............................      61     62
  Other....................................................      16      1
                                                             ------   ----
     Gross deferred tax assets.............................     746    686
                                                             ------   ----
Deferred tax liabilities:
  DAC......................................................     964    952
  Investments..............................................      60     44
                                                             ------   ----
     Gross deferred tax liabilities........................   1,024    996
                                                             ------   ----
       NET DEFERRED TAX LIABILITY..........................  $  278   $310
                                                             ======   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2007, 2006 and 2005:

                                                       2007      2006      2005
                                                       ----      ----      ----
Statutory Federal income tax rate....................  35.0%     35.0%     35.0%
Tax exempt income....................................  (4.7)%    (4.9)%    (3.8)%
Audit liability provision............................   2.8%       --       0.5%
Other................................................  (0.3)%    (0.3)%     0.3%
                                                       ----      ----      ----
EFFECTIVE TAX RATE...................................  32.8%     29.8%     32.0%
                                                       ====      ====      ====



     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2007 and 2006, the Company had recorded an income tax (payable)/receivable from New York Life of $(95) million and $5 million, respectively, included in other liabilities and other assets in the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2001 and has begun auditing tax years 2002 through 2004. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2007 is as follows (in millions):

                                                                   TOTAL
                                                               UNRECOGNIZED
                                                               TAX BENEFITS
                                                               ------------
BALANCE AT JANUARY 1, 2007 (DATE OF ADOPTION OF FIN NO. 48)..      $ 94
Reductions for tax positions of prior years..................        (1)
Additions for tax positions of current year..................        14
                                                                   ----
BALANCE AT DECEMBER 31, 2007.................................      $107
                                                                   ====



     The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate is $42 million. The Company classifies interest and penalties related to tax uncertainties as income tax expense. Total interest and penalties for the year ended December 31, 2007 aggregated $10 million and is included in income tax expense in the accompanying Consolidated Statement of Income. At December 31, 2007, the Company had accrued $33 million of liabilities for tax-related interest, which is reported on the accompanying Consolidated Balance Sheet (included in other liabilities). The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention. Currently the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for almost all products. The Company had typically retained 10% of each risk until 2005 when it began retaining larger shares on

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


many products. The quota-share retained now ranges from 10% to 63% and most products are fully retained if the policy size is less than $1 million. Most of the reinsured business is on an automatic basis. Cases in excess of the Company's retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk limiting features.

     The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 72% and 69% of the reinsurance ceded to non-affiliates at December 31, 2007 and 2006, respectively.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to Creditworthiness of the Obligor under those Instruments", the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $4 million and $3 million for December 31, 2007 and 2006, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Balance Sheet. The change in fair value of this embedded derivative was $1 million, $3 million and $0 million for the year ended December 31, 2007, 2006 and 2005, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the year ended December 31, 2007, 2006 and 2005, $44 million, $54 million and $20 million, respectively, of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2007, 2006 and 2005 was as follows (in millions):

                                                       2007     2006     2005
                                                      ------   ------   ------
Fees-universal life policies ceded..................  $  317   $  341   $  387
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  204   $  210   $  266
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $  110   $  130   $  117
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $5,455   $5,238   $5,020
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,349   $5,089   $4,821
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $  126   $  170   $  224
                                                      ------   ------   ------



     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company's accompanying Consolidated Statement of Income.

     Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                        2007    2006    2005
                                                        ----   ------   ----
Amounts recoverable from reinsurer....................  $968   $1,055   $961
Premiums ceded........................................  $121   $  158   $127
Benefits ceded........................................  $214   $   81   $ 69


     The effects of all reinsurance for the years ended December 31, 2007, 2006 and 2005 were as follows (in millions):

                                                       2007     2006     2005
                                                      ------   ------   ------
Premiums:
  Direct............................................  $  976   $  723   $  265
  Assumed...........................................       1        1        1
  Ceded.............................................    (122)    (159)    (128)
                                                      ------   ------   ------
Net premiums........................................  $  855   $  565   $  138
                                                      ======   ======   ======
Fees-universal life and annuity policies ceded......  $  515   $  509   $  530
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  206   $  214   $  276
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $  522   $  350   $  312
                                                      ------   ------   ------
Increase in ceded liabilities for future
  policyholder benefits.............................  $   11   $    8   $   10
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $6,601   $6,432   $6,090
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,379   $5,114   $4,844
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $  126   $  170   $  224
                                                      ------   ------   ------



NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate and equity options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses netting arrangements incorporated in master agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold is lowered with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates, or other financial indices.

     The following table presents the notional and fair value of derivative financial instruments for the years ended December 31, 2007 and 2006 (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2007               2006
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Interest rate swaps...........................   $ 1,183    $ 12    $ 2,549    $11
Currency swaps................................       129     (14)       101     (5)
Equity options................................       315      19        315     11
Interest rate options.........................    19,050      27      9,500      8
Credit default swaps..........................         1      --         --     --
                                                 -------    ----    -------    ---
  TOTAL.......................................   $20,678    $ 44    $12,465    $25
                                                 =======    ====    =======    ===



     The notional and fair value amounts by type of hedge designation for the years ended December 31, 2007 and 2006 is as follows (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2007               2006
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Fair value hedges.............................   $    --    $--     $    --    $--
Cash flow hedges..............................       245     --         242      4
Non-qualifying derivatives....................    20,433     44      12,223     21
                                                 -------    ---     -------    ---
  TOTAL.......................................   $20,678    $44     $12,465    $25
                                                 =======    ===     =======    ===



     For the years ended December 31, 2007 and 2006, there were no net investment (losses) gains related to the ineffective portion of fair value hedges.

     During 2007 and 2006, there were no fair value hedges that discontinued hedge accounting treatment due to ineffectiveness.

     Presented below is a roll forward of the components of other comprehensive
(loss) income before taxes related to cash flow hedges (in millions):

                                                           2007   2006   2005
                                                           ----   ----   ----
Other comprehensive income balance at the beginning of
  the year...............................................   $ 2    $ 7    $ 8
Losses deferred in other comprehensive income on the
  effective portion of cash flow hedges..................    (5)    (7)    (1)
Losses (gains) reclassified to net income................     1      2     --
                                                            ---    ---    ---
Other comprehensive (loss) income balance at the end of
  the year...............................................   $(2)   $ 2    $ 7
                                                            ===    ===    ===



     The ineffective portion of cash flow hedges was less than $1 million for the years ended December 31, 2007, 2006, and 2005. All components of each derivative's gains or losses were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

SFAS No. 149. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     For cash flow hedges, the estimated amount of existing gains and losses that are reported in accumulated other comprehensive income at December 31, 2007 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is less than $(1) million.

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate corridor and equity options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment losses. For the years ended December 31, 2007, 2006 and 2005, the Company included in net investment losses in the accompanying Consolidated Statement of Income $16 million, $(6) million and $(3) million, respectively, for changes in fair value related to derivatives that do not qualify for hedge accounting.

     As of December 31, 2007 and 2006, there were no embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

     The Company has received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in remaining guaranty fund assessments against the Company of approximately $6 million, which have been accrued in other liabilities in the accompanying Consolidated Balance Sheet.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2007 and 2006, $1,625 million and $971 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2007 and 2006, the Company recorded cash collateral received under these agreements of $1,656 million and $1,014 million, respectively, and established a

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


corresponding liability for the same amount, which is included in other liabilities in the accompanying Consolidated Balance Sheet. The Company did not hold collateral in the form of securities at December 31, 2007 and 2006, respectively.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2007 and 2006, the Company had agreements to purchase and resell securities totaling $682 million and $377 million at an average coupon rate of 4.20% and 5.26%, respectively. At December 31, 2007, the Company had agreements to sell and repurchase securities totaling $2 million at an average coupon rate of 4.50%. At December 31, 2006, the Company did not have any agreements to sell and repurchase securities. Under these agreements to sell and repurchase, the Company obtains the use of funds from a broker for generally one month. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability reported in the accompanying Consolidated Balance Sheet (included in other liabilities) approximates fair value.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $629 million, $624 million and $590 million for the years ended December 31, 2007, 2006 and 2005, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. The Company's share of expenses associated with the lease of the aircraft was $1 million for each of the years ended December 31, 2007, 2006 and 2005. The agreement expires in November 2009, with automatic one-year renewals, unless terminated earlier.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2007, 2006 and 2005, the total cost for these services amounted to $41 million, $40 million and $37 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2007, 2006 and 2005 of $17 million, $15 million, and $13 million, respectively.

     At December 31, 2007 and 2006, the Company had a net liability of $197 million and $239 million, respectively, for the above described services which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. At December 31, 2007 and 2006, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,468 million and $4,240 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations range from 5.84% to 6.37%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2007 and 2006, the amount of outstanding reserves on these contracts included in future policy benefits was $184 million and $183 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities' registered representatives of $111 million, $92 million and $86 million, for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2007 or December 31, 2006.

     The Company also has a credit agreement with New York Life, dated September 30, 1993, in which the Company can borrow up to $490 million. During 2007 and 2006, the credit facility was not used, no interest was paid and no outstanding balance was due.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation ("Capital Corporation"), an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2007 and 2006 there was no outstanding balance due to Capital Corporation. Interest expense for 2007, 2006 and 2005 was $1 million, $5 million, and $2 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2007 and 2006, the Company had recorded a receivable from MCF, included in other assets, of $5 million. The Company received interest payments from MCF of less than $1 million for the years ended December 31, 2007, 2006 and 2005.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $15 million, $14 million and $17 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has issued various Corporate Owned Life policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2007 and 2006, the Company recorded liabilities of approximately $2,305 million and $2,135 million, respectively, which are included in policyholders' account balances and separate account liabilities in the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2007 and 2006, policyholders' account balances and separate account liabilities related to these policies aggregated $313 million and $305 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK"), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the years ended December 31, 2007, 2006 and 2005, the Company recorded commission and fee expense to NYLINK agents of $6 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 9 -- Reinsurance for more details).

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $146 million, $78 million and $85 million during 2007, 2006 and 2005, respectively.

     Total interest paid was $17 million, $18 million and $19 million during 2007, 2006 and 2005, respectively.

     Non-cash investing transactions were $4 million, $35 million and $13 million for the years ended December 31, 2007, 2006 and 2005, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2007 and 2006, statutory stockholder's equity was $2,650 million and $2,324 million, respectively. Statutory net income for the years ended December 31, 2007, 2006 and 2005 was $289 million, $252 million and $231 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend in 2007. The Company declared and paid a $12 million dividend to its sole shareholder New York Life for December 31, 2006. As of December 31, 2007, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $1,215 million. The maximum amount of dividends that may be paid in 2008 without prior approval is $348 million.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flow present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 12 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     As described in Note 2 of the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and for deferred acquisition costs in connection with modifications or exchanges of insurance contracts on January 1, 2007.

PricewaterhouseCoopers LLP

New York, New York
March 19, 2008